                      SUPPLEMENT DATED OCTOBER 2, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

Columbia Funds Variable Insurance Trust I

Effective on or about October 2, 2006, the existing share class of the Columbia Marsico Growth Fund, Variable Series, will be redesignated as Class A shares and the Rule 12b-1 fees will be eliminated. In addition, the existing share class of the Columbia Marsico International Opportunities Fund, Variable Series, will be converted to Class B shares. All references in the prospectus to the funds are revised accordingly.

                      SUPPLEMENT DATED AUGUST 17, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

Portfolios

Legg Mason Partners Variable Portfolios I, Inc.

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios I, Inc. -- Legg Mason Partners Variable All Cap Portfolio (the "All Cap Portfolio") has a new adviser. The new adviser for the All Cap Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the All Cap Portfolio. The new subadviser for the All Cap Portfolio is CAM North America, LLC.

Legg Mason Partners Variable Portfolios II

Effective August 1, 2006 the Legg Mason Partners Variable Portfolios II -- Legg Mason Partners Variable Aggressive Growth Portfolio (the "Aggressive Growth Portfolio") has a new adviser. The new adviser for the Aggressive Growth Portfolio is Legg Mason Partners Fund Advisor, LLC. All references to Salomon Brothers Asset Management Inc in your prospectus should be replaced accordingly. There is also a new subadviser for the Aggressive Growth Portfolio. The new subadviser for the Aggressive Growth Portfolio is CAM North America, LLC.

                       SUPPLEMENT DATED JUNE 22, 2006 TO

                       PROSPECTUS DATED MAY 1, 2006 FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please keep it and keep it with your prospectus for future reference.

Income Payments

The first paragraph of the "Income Payments" section of the prospectus is replaced in its entirety with the following:

       The Maturity Date is the date income payments begin under the contract, provided the Annuitant is still living on that date. The Maturity Date must be a date at least thirteen months from the date the contract is issued.

       The owner selects the contract's initial Maturity Date at issue. Thereafter, until income payments begin, the owner may elect to extend the Maturity Date in one-year increments to any date at least 10 years after the date of the last premium payment and within one year of the last Maturity Date, so long as the new Maturity Date is not a date beyond the latest permitted Maturity Date. The latest Maturity Date we currently permit may not be a date beyond the younger Annuitant's 90th birthday, unless we consent to a later date. We reserve the right to discontinue to allow the deferral of the Maturity Date at any time and without prior notice. Any consent for a new Maturity Date will be provided on a non-discriminatory basis.

       An owner may request to change the Maturity Date by sending written notice to our Home Office prior to the Maturity Date then in effect. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date selected, provided such Maturity Date is not a date beyond the latest permitted Maturity Date. If income payments have not commenced upon reaching the latest permitted Maturity Date, we will begin making payments to the named payee. In this circumstance, income payments will be made in the form of a Life Income with a 10 Year Period Certain.

       A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85) may, in certain circumstances, have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                                Prospectus For
             Flexible Premium Variable Deferred Annuity Contracts
                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                           Telephone: (800) 352-9910

--------------------------------------------------------------------------------

This prospectus describes individual flexible premium variable deferred annuity contracts (the "contracts") for individuals and qualified and nonqualified retirement plans. Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) (the "Company," "we," "us," or "our") issues the contract.

This prospectus gives details about the contract, Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4) (the "Separate Account") and the Guarantee Account that you should know before investing. Please read this prospectus carefully before investing and keep it for future reference.

The contract offers you the accumulation of contract value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis.

You may allocate your premium payments and automatic bonus credits we provide you to the Separate Account, the Guarantee Account, or both. The Guarantee Account may not be available in all states. Each Subaccount of the Separate Account invests in shares of Portfolios of the Funds listed below:
AIM Variable Insurance Funds:
  AIM V.I. Basic Value Fund -- Series II shares
  AIM V.I. Capital Appreciation Fund -- Series I shares
  AIM V.I. Core Equity Fund -- Series I shares/1/

AllianceBernstein Variable Products Series Fund, Inc.:
  AllianceBernstein Global Technology Portfolio --  Class B
  AllianceBernstein Growth and Income Portfolio --  Class B
  AllianceBernstein Large Cap Growth Portfolio --  Class B
  AllianceBernstein Small Cap Growth Portfolio --  Class B

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico
   Growth Portfolio)
  Columbia Marsico International Opportunities Fund, Variable Series (formerly,
   Nations Marsico International Opportunities Portfolio)

Dreyfus:
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares

Eaton Vance Variable Trust:
  VT Floating-Rate Income Fund
  VT Worldwide Health Sciences Fund

Federated Insurance Series:
  Federated High Income Bond Fund II* --  Service Shares
  Federated Kaufmann Fund II -- Service Shares

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

Fidelity Variable Insurance Products Fund:
  VIP Contrafund(R) Portfolio -- Service Class 2
  VIP Dynamic Capital Appreciation Portfolio --  Service Class 2
  VIP Equity-Income Portfolio -- Service Class 2
  VIP Growth Portfolio -- Service Class 2
  VIP Growth & Income Portfolio -- Service Class 2

GE Investments Funds, Inc.:
  Income Fund
  Mid-Cap Equity Fund
  Money Market Fund
  Premier Growth Equity Fund
  Real Estate Securities Fund
  S&P 500(R) Index Fund
  Small-Cap Equity Fund (formerly, Small-Cap Value Equity Fund)
  Total Return Fund -- Class 1 Shares/1/
  U.S. Equity Fund
  Value Equity Fund

Janus Aspen Series:
  Balanced Portfolio -- Service Shares
  Forty Portfolio -- Service Shares
  Global Life Sciences Portfolio -- Service Shares
  Global Technology Portfolio -- Service Shares
  Mid Cap Growth Portfolio -- Service Shares
  Worldwide Growth Portfolio -- Service Shares

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc):
  Legg Mason Partners Variable All Cap Portfolio  --  Class II (formerly,
   Salomon Brothers Variable All Cap Fund)

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
Fund):
  Legg Mason Partners Variable Aggressive Growth Fund -- Class II (formerly,
   Salomon Brothers Variable Aggressive Growth Fund)

MFS(R) Variable Insurance Trust:
  MFS(R) Investors Growth Stock Series --  Service Class Shares
  MFS(R) Investors Trust Series --  Service Class Shares
  MFS(R) New Discovery Series --  Service Class Shares
  MFS(R) Utilities Series -- Service Class Shares

Oppenheimer Variable Account Funds:
  Oppenheimer Capital Appreciation Fund/VA --  Service Shares
  Oppenheimer Global Securities Fund/VA --  Service Shares
  Oppenheimer Main Street Fund/VA --  Service Shares
  Oppenheimer Main Street Small Cap Fund/VA --  Service Shares
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly, Oppenheimer
   Aggressive Growth Fund/VA)

PIMCO Variable Insurance Trust:
  Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares High Yield Portfolio* -- Administrative Class Shares
  Long-Term U.S. Government Portfolio --  Administrative Class Shares
  Total Return Portfolio --  Administrative Class Shares

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
  Equity Portfolio -- Class II Shares
  Jennison Portfolio -- Class II
  Jennison 20/20 Focus Portfolio -- Class II
  SP Prudential U.S. Emerging Growth Portfolio --  Class II Shares
  SP William Blair International Growth Portfolio --  Class II Shares

Rydex Variable Trust:
  OTC Fund

/1/ GE Investments Funds, Inc. recently adopted a multiple class plan for the Total Return Fund that took effect on May 1, 2006. Under the multiple class plan, all shares of the Total Return Fund outstanding on May 1, 2006 were redesignated as Class 1 shares.

* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Not all of these Portfolios may be available in all states or in all markets.

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This contract:

   . Is NOT a bank deposit

   . Is NOT FDIC insured

   . Is NOT insured or endorsed by a bank or any federal government agency

   . Is NOT available in every state

   . MAY go down in value.

Except for amounts in the Guarantee Account, both the value of a contract before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Portfolio(s) you select. You bear the investment risk of investing in the Portfolios.

This product has optional benefits, for an additional charge, available to contract owners. Not all benefits may be available in all states or in all markets. Should you not be able to obtain a certain feature explained in this prospectus through your current representative, please contact our Home Office at the telephone number or address listed below to inquire as to whether a particular optional benefit is available in your state and if so, for a list of firms that will permit such an optional benefit for sale. Please note that some optional benefits may have requirements that differ from or are in addition to the base contract.

These contracts are also offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of the Company.

In the future, additional portfolios managed by certain financial institutions or brokerage firms may be added to the Separate Account. These portfolios may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm.

A Statement of Additional Information, dated May 1, 2006, which contains additional information about the contract has been filed with the SEC and is incorporated by reference into this prospectus. A table of contents for the Statement of Additional Information appears on the last page of this prospectus. If you would like a free copy of the Statement of Additional Information, call us at:

                                (800) 352-9910;

                                or write us at:

                            6610 West Broad Street
                           Richmond, Virginia 23230.

The Statement of Additional Information and other material incorporated by reference can be found on the SEC's website at:

                                  www.sec.gov

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

The date of this prospectus is May 1, 2006.

Table of Contents


Definitions.................................................   8

Fee Tables.................................................. `10
   Example..................................................  12

Synopsis....................................................  14

Condensed Financial Information.............................  19

Investment Results..........................................  19

Financial Statements........................................  19

The Company.................................................  20

The Separate Account........................................  21
   The Portfolios...........................................  21
   Subaccounts..............................................  22
   Voting Rights............................................  31

The Guarantee Account.......................................  32

Charges and Other Deductions................................  34
   Transaction Expenses.....................................  35
   Deductions From Separate Account.........................  37
   Other Charges............................................  37

The Contract................................................  40
   Purchase of the Contract.................................  40
   Ownership................................................  41
   Assignment...............................................  42
   Premium Payments.........................................  42
   Valuation Day and Valuation Period.......................  43
   Allocation of Premium Payments...........................  43
   Bonus Credits............................................  43
   Valuation of Accumulation Units..........................  44

Transfers...................................................  46
   Transfers Before the Maturity Date.......................  46
   Transfers From the Guarantee Account to the Subaccounts.. 46 Transfers From the Subaccounts to the Guarantee Account.. 46
   Transfers Among the Subaccounts..........................  46
   Telephone/Internet Transactions..........................  48
   Confirmation of Transactions.............................  49
   Special Note on Reliability..............................  49
   Transfers by Third Parties...............................  49
   Special Note on Frequent Transfers.......................  50
   Dollar Cost Averaging Program............................  53
   Portfolio Rebalancing Program............................  55
   Guarantee Account Interest Sweep Program.................  55

Surrenders and Partial Surrenders............................ 57
   Surrenders and Partial Surrenders......................... 57
   Restrictions on Distributions From Certain Contracts...... 58
   Systematic Withdrawal Program............................. 59

Death of Owner and/or Annuitant.............................. 61
   Death Benefit at Death of Annuitant Before the Maturity
     Date.................................................... 61
   Optional Guaranteed Minimum Death Benefit................. 64
   Optional Enhanced Death Benefit........................... 66
   When We Calculate the Death Benefit....................... 67
   Death of an Owner or Joint Owner Before the Maturity Date. 68 Death of an Owner, Joint Owner, or Annuitant After
     Income Payments Begin................................... 70

Income Payments.............................................. 71
   Optional Payment Plans.................................... 73
   Variable Income Payments.................................. 74
   Transfers After the Maturity Date......................... 75

Federal Tax Matters.......................................... 76
   Introduction.............................................. 76
   Taxation of Non-Qualified Contracts....................... 76
   Section 1035 Exchanges.................................... 80
   Qualified Retirement Plans................................ 81
   Federal Income Tax Withholding............................ 86
   State Income Tax Withholding.............................. 86
   Tax Status of The Company................................. 86
   Changes in the Law........................................ 87

Requesting Payments.......................................... 88

Sales of the Contracts....................................... 90
   Principal Underwriter..................................... 90
   Sales of The Contracts.................................... 90

Additional Information....................................... 93
   Owner Questions........................................... 93
   Return Privilege.......................................... 93
   State Regulation.......................................... 93
   Evidence of Death, Age, Gender or Survival................ 94
   Records and Reports....................................... 94
   Other Information......................................... 94
   Legal Proceedings......................................... 94

Appendix A.................................................. A-1
   Examples -- Death Benefit Calculations................... A-1

Appendix B.................................................. B-1
   Condensed Financial Information.......................... B-1

Table of Contents for Statement of Additional Information

Definitions


                      The following terms are used throughout the prospectus:

                      Accumulation Unit -- An accounting unit of measure we use to calculate the value in the Separate Account before income payments commence.

                      Annuitant -- The person named in the contract upon whose age and, where appropriate gender, we determine monthly income benefits.

                      Annuity Unit -- An accounting unit of measure we use to calculate the amount of the second and each subsequent variable income payment.

                      Bonus Credit -- The "enhanced premium amount" described in your contract. For contracts that qualify, it is the amount we will add to each premium payment we receive. The Bonus Credit is not considered a "premium payment" under the contract.

                      Code -- The Internal Revenue Code of 1986, as amended.

                      Contract Date -- The date we issue your contract and your contract becomes effective. Your Contract Date is shown in your contract. We use the Contract Date to determine contract years and anniversaries.

                      Contract Value -- The total value of all your Accumulation Units in the Subaccounts and any amounts you hold in the Guarantee Account.

                      Fund -- Any open-end management investment company or any unit investment trust in which the Separate Account invests.

                      General Account -- Assets of the Company other than those allocated to the Separate Account or any other segregated asset account of the Company.

                      Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. The General Account is not part of and does not depend on the investment performance of the Separate Account. The Guarantee Account may not be available in all states.

                      Home Office -- Our office located at 6610 West Broad Street, Richmond, Virginia 23230.

                      Maturity Date -- The date on which your income payments will commence, provided the Annuitant is living on that date. The Maturity Date is stated in your contract, unless changed by you in writing in a form acceptable to us.

                      Portfolio -- A division of a Fund, the assets of which are separate from other Portfolios that may be available in the Fund. Each Portfolio has its own investment objective. Not all Portfolios may be available in all states or markets.

                      Separate Account -- Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account
                      4), a separate account we established to receive Subaccount allocations. The Separate Account is divided into Subaccounts, each of which invests in shares of a separate Portfolio.

                      Subaccount -- A division of the Separate Account which invests exclusively in shares of a designated Portfolio. Not all Subaccounts may be available in all states or markets. A Subaccount may be referred to as an Investment Subdivision in the contract and/or marketing materials.

                      Surrender Value -- The value of the contract as of the date we receive your written request to surrender at our Home Office, less any applicable surrender charge, premium tax, any optional death benefit charge and contract charge.

                      Valuation Day -- Each day on which the New York Stock Exchange is open for regular trading, except for days that the Subaccount's corresponding Portfolio does not value its shares.

                      Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next succeeding Valuation Day.

Fee Tables

                      The following tables describe fees and expenses that you will pay when buying, owning, partially surrendering assets or fully surrendering the contract. The first table describes the fees and expenses that you will pay when you buy the contract, take a partial surrender, fully surrender your contract or transfer assets among the investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses
------------------------------------------------------------------------------------
Surrender Charge (as a percentage of premium Number of Full and  Surrender Charge as
 payments surrendered)                       Partially Completed a Percentage of the
                                             Years Since We      Premium Payment
                                             Received the        Surrendered/1/
                                             Premium Payment
                                             ---------------------------------------
                                                      1                  8%
                                                      2                  8%
                                                      3                  7%
                                                      4                  6%
                                                      5                  5%
                                                      6                  4%
                                                      7                  3%
                                                      8                  2%
                                                  9 or more              0%
------------------------------------------------------------------------------------
              Transfer Charge                               $10.00/2/
------------------------------------------------------------------------------------

                    /1/ A surrender charge is not assessed on any amounts
                        representing gain. In addition, you may partially surrender the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without incurring a surrender charge; the free withdrawal amount is not cumulative from contract year to contract year. The surrender charge will be assessed from the amount surrendered unless otherwise requested.

                    /2/ We currently do not assess a transfer charge. However, we reserve the right to assess a transfer charge for each transfer among the Subaccounts.

                      The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Expenses
-------------------------------------------------------------------------------------
Annual Contract Charge                                                      $25.00/1/
-------------------------------------------------------------------------------------
Separate Account Annual Expenses
 (as a percentage of your average daily net assets in the Separate Account)
-------------------------------------------------------------------------------------
  Mortality and Expense Risk Charge                                             1.30%
-------------------------------------------------------------------------------------
  Administrative Expense Charge                                                 0.25%
-------------------------------------------------------------------------------------
Optional Benefits/2/
-------------------------------------------------------------------------------------
  Optional Guaranteed Minimum Death Benefit Rider                            0.35%/3/
-------------------------------------------------------------------------------------
  Optional Enhanced Death Benefit Rider                                      0.35%/4/
-------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                               2.25%/5/
-------------------------------------------------------------------------------------

                    /1/ This charge is taken on each contract anniversary and
                        at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.
                    /2/ The charges for the optional death benefits are taken
                        in arrears on each contract anniversary and at the time of surrender.
                    /3/ This charge is taken annually as a percentage of your
                        prior contract year's average benefit amount. Currently we charge 0.25% of your prior contract year's average benefit amount.
                    /4/ This charge is taken annually as a percentage of your
                        prior contract year's average Contract Value. Currently we charge 0.20% of your prior contract year's average Contract Value.
                    /5/ The Maximum Total Separate Account Annual Expenses
                        assume that the owner elected the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhanced Death Benefit Rider. If only one optional death benefit rider was elected, or if no optional death benefit rider was elected, the total Separate Account annual expenses would be lower.

                      For information concerning compensation paid for the sale of the contract, see the "Sales of the Contract" provision of the prospectus.

                      The next item shows the minimum and maximum total annual operating expenses charged by the Portfolios that you may pay periodically during the time that you own the contract. These are expenses that are deducted from Portfolio assets, which may include management fees, distribution and/or service (12b-1) fees, and other expenses. More detail concerning each Portfolio's fees and expenses appears in the prospectus for each Portfolio.

                       Annual Portfolio Expenses/1/              Minimum Maximum
                       ---------------------------------------------------------
                       Total Annual Portfolio Operating Expenses
                        (before fee waivers or reimbursements)    0.40%   2.51%
                       ---------------------------------------------------------

                    /1/ Expenses are shown as a percentage of Portfolio average daily net assets as of December 31, 2005. The range of expenses above does not show the effect of any fee waiver or expense reimbursement arrangements. The advisers and/or other service providers of certain Portfolios have agreed to waive their fees and/or reimburse the Portfolios' expenses in order to keep the Portfolios' expenses below specified limits. In some cases, these expense limitations are contractual. In other cases, these expense limitations are voluntary and may be terminated at any time. The minimum and maximum Total Annual Portfolio Operating Expenses for all the Portfolios after all fee waivers and expense reimbursements are 0.40% and 1.75%, respectively. Please see the prospectus for each Portfolio for information regarding the expenses for each Portfolio, including fee reduction and/or expense reimbursement arrangements, if applicable.

EXAMPLE These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, Separate Account annual expenses and Portfolio fees and expenses.

                      The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

                         . invested $10,000 in the contract for the time
                           periods indicated;

                         . earned a 5% annual return on your investment;

                         . elected the Optional Guaranteed Minimum Death
                           Benefit Rider;

                         . elected the Optional Enhanced Death Benefit Rider;
                           and

                         . surrendered, your contract at the end of the stated
                           period.

                      Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include any taxes or tax penalties that may be assessed upon surrender of the contract.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses $1,152 $2,071  $2,900   $4,970

                      The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

                                                 1 Year 3 Years 5 Years 10 Years
                                                 ------ ------- ------- --------
                     Costs Based on Maximum
                       Annual Portfolio Expenses  $432  $1,441  $2,450   $4,970

                      Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

                         . total Separate Account charges of 1.55% (deducted
                           daily at an annual effective rate of assets in the Separate Account);

                         . an annual contract charge of $25 (assumed to be
                           equivalent to 0.1% of the Contract Value);

                         . a charge of 0.35% for the Optional Guaranteed
                           Minimum Death Benefit Rider (an annual rate as a percentage of the prior contract year's average benefit amount); and

                         . a charge of 0.35% for the Optional Enhancement Death
                           Benefit Rider (an annual rate as a percentage of prior contract year's average Contract Value).

                      If the Optional Guaranteed Minimum Death Benefit Rider and the Optional Enhancement Death Benefit Rider are not elected, the expense figures shown above would be lower.

Synopsis

                      What type of contract am I buying? The contract is an individual flexible premium variable deferred annuity contract. We may issue it as a contract qualified ("Qualified Contract") under the Code, or as a contract that is not qualified under the Code ("Non-Qualified Contract"). Because this contract may be used with certain tax qualified retirement plans that offer their own tax deferral benefit, you should consider purchasing the contract as a Qualified Contract. This prospectus only provides disclosure about the contract. Certain features described in this prospectus may vary from your contract. See the provision entitled "The Contract" in this prospectus.

                      How does the contract work? Once we approve your application, we will issue a contract. During the accumulation period, you can use your premium payments to buy Accumulation Units in the Separate Account or interests in the Guarantee Account. Should you decide to receive income payments (annuitize the contract), we will convert your Accumulation Units to Annuity Units. You can choose fixed or variable income payments. If you choose variable income payments, we will base each periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See "The Contract" provision in this prospectus.

                      What is a Bonus Credit? The Bonus Credit is an amount we add to each premium payment we receive. For contracts issued on or after the later of October 29, 2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time the contract is issued, we will not pay any Bonus Credits. (The Annuitant cannot be age 81 or older at the time of application unless we approve an Annuitant of an older age.) Bonus Credits are not considered "premium payments" for purposes of the contract. See the "Bonus Credits" provision in this prospectus.

                      What is the Separate Account? The Separate Account is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of the Separate Account to one or more Subaccounts, in accordance with your instructions. We do not charge those assets with liabilities arising out of any other business we may conduct. Amounts you allocate to the Separate Account will reflect the investment performance of the Portfolios you select. You bear the risk of investment gain or loss on amounts allocated to the Separate Account. See "The Separate Account" provision in this prospectus.

                      What are my variable investment choices? Through its Subaccounts, the Separate Account uses your premium payments to purchase shares, at your direction, in one or more of the Portfolios. In turn, each Portfolio holds securities consistent with its own particular investment objective. See "The Separate Account" provision in this prospectus.

                      What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after any deductions of applicable contract charges. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on amounts allocated to it.

                      The Guarantee Account is not a part of and does not depend upon the investment performance of the Separate Account. You may transfer assets between the Guarantee Account and the Separate Account subject to certain restrictions. The Guarantee Account may not be available in all states or markets. See "The Guarantee Account" and the "Transfers" provisions in this prospectus.

                      What charges are associated with this contract? Should you take a partial surrender or totally surrender your contract before your premium payments have been in your contract for nine years, we will assess a surrender charge ranging from 0% to 8%, depending upon how many full years those payments have been in the contract. We do not assess a surrender charge upon any amounts surrendered that represent gain. You may also partially surrender up to the greater of 10% of premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without being assessed a surrender charge. We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. We do not assess the surrender charge upon annuitization under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive the surrender charge under certain other conditions. See the "Surrender Charge" provision in this prospectus.

                      We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of the Separate Account. These charges consist of an administrative expense charge of 0.25% and a mortality and expense risk charge of 1.30%. There is also a $25 annual contract charge, which we waive if the Contract Value is $10,000 or more at the time the charge is assessed. There is also a charge for the optional riders. For a complete discussion of the charges associated with the contract, see the "Charges and Other Deductions" provision in this prospectus.

                      If your state assesses a premium tax with respect to your contract, then at the time we incur the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or the Contract Value, as applicable. See the "Charges and Other Deductions" and the "Deductions for Premium Taxes" provisions in this prospectus.

                      There are also expenses associated with the Portfolios. These include management fees and other expenses associated with the daily operation of each Portfolio, as well as 12b-1 fees or service share fees, if applicable. See the "Fee Tables" in this prospectus. These expenses are more fully described in the prospectus for each Portfolio.

                      We pay compensation to broker-dealers who sell the contracts. For a discussion of this compensation, see the "Sales of the Contracts" provision in this prospectus.

                      We also offer other variable annuity contracts in the Separate Account which also invest in the same Portfolios (or many of the same) of the Funds offered under the contract. These contracts may have different charges that could affect the value of the Subaccounts and may offer different benefits more suitable to your needs. To obtain more information about these contracts, including a prospectus, contact your registered representative, or call (800) 352-9910.

                      How much must I pay and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are flexible. See "The
                      Contract -- Premium Payments" provision in this prospectus.

                      How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to take income payments under one of the optional payment plans. We will base your initial payment on Contract Value and other factors. See the "Income Payments" provision in this prospectus.

                      What happens if I die before the Maturity Date? Before the Maturity Date, if an owner, joint owner, or Annuitant dies while the contract is in force, we will treat the designated beneficiary as the sole owner of the contract, subject to certain distribution rules. We may pay a death benefit to the designated beneficiary(ies). See the "Death of the Owner and/or Annuitant" provision in this prospectus.

                      May I transfer assets among Subaccounts and to and from the Guarantee Account? Yes, however, there are limitations imposed by your contract on both the number of transfers that may be made per calendar year, as well as limitations on allocations. The minimum transfer amount is currently $100 or the entire balance in the Subaccount if the transfer will leave a balance of less than $100. See the "Transfers," the "Income Payments -- Transfers After the Maturity Date" and "The Guarantee Account" provisions in this prospectus.

                      May I surrender the contract or take a partial surrender? Yes, subject to contract requirements and restrictions imposed under certain retirement plans.

                      If you surrender the contract or take a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax, and if you are younger than age 59 1/2 at the time of the surrender or partial surrender, a 10% IRS penalty tax. A total surrender or a partial surrender may also be subject to tax withholding. See the "Federal Tax Matters" provision. A partial surrender will reduce the death benefit by the proportion that the partial surrender (including any applicable surrender charge and premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision for more information.

                      Do I get a free look at this contract? Yes. You have the right to return the contract to us at our Home Office at the address listed on page 1 of this prospectus, and have us cancel the contract within a certain number of days (usually 10 days from the date you receive the contract, but some states require different periods).

                      If you exercise this right, we will cancel the contract as of the Valuation Day we receive it and send you a refund computed as of that date. Your refund will be computed as follows:

                        (1) if your Contract Value has increased or has stayed
                            the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

                        (2) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

                        (3) if required by the law of your state, your premium
                            payments minus any partial surrenders you previously have taken.

                      You receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is surrendered during the free-look period. See the "Return Privilege" provision in this prospectus for more information.

                      When are my allocations effective when purchasing this contract? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Subaccounts that correspond to the Portfolios you choose. See "The Contract -- Allocation of Premium Payments" provision in this prospectus.

                      What are the Federal tax implications of my investment in
                      the contract?   Generally all investment earnings under
                      the contract are tax-deferred until withdrawn or until income payments begin. A distribution from the contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% IRS penalty tax may also apply. All amounts includable in income with respect to the contract are taxed as ordinary income; no amounts are taxed at the special lower rates applicable to long term capital gains and corporate dividends. See the "Federal Tax Matters" provision of this prospectus.

Condensed Financial Information

                      The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges which may vary from contract to contract. Please refer to the Statement of Additional Information for more information on the calculation of Accumulation Unit values.

                      Please see Appendix B of this prospectus for this information.

Investment Results

                      At times, the Separate Account may compare its investment results to various unmanaged indices or other variable annuities in reports to beneficial shareholders, sales literature and advertisements. We will calculate the results on a total return basis for various periods, assuming annual contract charges and surrender charges.

                      Total returns assume an initial investment of $1,000 and include the reinvestment of all distributions of the Portfolios, the Portfolios' charges and expenses (including any 12b-1 and/or service share fees), and charges associated with the contract, including the mortality and expense risk charge, the administrative expense charge, the annual contract charge, and the maximum charge for the available death benefit rider options. Premium taxes are not reflected in any of the calculations, but may apply. See the Statement of Additional Information for more information.

Financial Statements

                      The consolidated financial statements of the Company and our subsidiary and the financial statements of the Separate Account are located in the Statement of Additional Information. If you would like a free copy of the Statement of Additional Information, call (800) 352-9910 or write to our Home Office at the address listed on page 1 of this prospectus. In addition, the Statement of Additional Information is available on the SEC's website at http://www.sec.gov.

The Company

                      We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance policies and annuity contracts. We do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. We are obligated to pay all amounts promised under the contract.

                      Capital Brokerage Corporation serves as principal underwriter for the contracts and is a broker/dealer registered with the SEC. GNA Corporation directly owns the stock of Capital Brokerage Corporation and the Company. GNA Corporation is directly owned by Genworth Financial, Inc., a public company.

                      We are a charter member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

The Separate Account

                      We established the Separate Account as a separate investment account on August 19, 1987. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use the Separate Account to support the contract as well as for other purposes permitted by law.

                      Currently, there are multiple Subaccounts of the Separate Account available under the contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio of the Funds.

                      The assets of the Separate Account belong to us. Nonetheless, we do not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which we may conduct. The assets of the Separate Account will, however, be available to cover the liabilities of our General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains, or losses arising out of any other business we may conduct.

                      We registered the Separate Account with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. You assume the full investment risk for all amounts you allocate to the Separate Account.

                      If permitted by law, we may deregister the Separate Account under the 1940 Act in the event registration is no longer required; manage the Separate Account under the direction of a committee; or combine the Separate Account with one of our other separate accounts. Further, to the extent permitted by applicable law, we may transfer the assets of the Separate Account to another separate account.

THE PORTFOLIOS        There is a separate Subaccount which corresponds to each
                      Portfolio of a Fund offered in this contract. You select the Subaccounts to which you allocate premium payments.
                      There are limitations on the number of transfers that may be made in a calendar year. See the "Transfers" provision for additional information.

                      Each Fund is registered with the SEC as an open-end management investment company under the 1940 Act. The assets of each Portfolio are separate from other portfolios of a Fund and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate Portfolio and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio.

                      Before choosing a Subaccount to allocate your premium payments and assets, carefully read the prospectus for each Portfolio, along with this prospectus. We summarize the investment objectives of each Portfolio below. There is no assurance that any of the Portfolios will meet its objectives. We do not guarantee any minimum value for the amounts you allocate to the Separate Account. You bear the investment risk of investing in the Subaccounts.

                      The investment objectives and policies of certain Portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the Portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the Portfolios will be comparable to the investment results of any other Portfolio, even if the other Portfolio has the same investment adviser or manager, or if the other Portfolio has a similar name.

SUBACCOUNTS           You may allocate premium payments in up to 20 Subaccounts
                      of the Portfolios listed below, in addition to the Guarantee Account, at any one time.

                                                                                           Adviser (and Sub-Adviser(s),
                  Subaccount                             Investment Objective                     as applicable)
                  -----------------------------------------------------------------------------------------------------
AIM VARIABLE      AIM V.I. Basic Value       Seeks to provide long-term growth of capital.     A I M Advisors, Inc.
INSURANCE FUNDS   Fund -- Series II shares
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. Capital           Seeks to provide growth of capital.               A I M Advisors, Inc.
                  Appreciation Fund --
                  Series I shares
                  -----------------------------------------------------------------------------------------------------
                  AIM V.I. Core Equity       Seeks to provide growth of capital.               A I M Advisors, Inc.
                  Fund -- Series I shares/1/
                  -----------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN AllianceBernstein Global   Long-term growth of capital.                      Alliance Capital
VARIABLE PRODUCTS Technology Portfolio --                                                      Management, L.P.
SERIES FUND, INC. Class B
                  -----------------------------------------------------------------------------------------------------
                  AllianceBernstein          Long-term growth of capital.                      Alliance Capital
                  Growth and Income                                                            Management, L.P.
                  Portfolio -- Class B
                  -----------------------------------------------------------------------------------------------------
                  AllianceBernstein Large    Long-term growth of capital.                      Alliance Capital
                  Cap Growth Portfolio --                                                      Management, L.P.
                  Class B
                  -----------------------------------------------------------------------------------------------------
                  AllianceBernstein Small    Long-term growth of capital.                      Alliance Capital
                  Cap Growth Portfolio --                                                      Management, L.P.
                  Class B
                  -----------------------------------------------------------------------------------------------------

                    /1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I. Core Equity Fund.

                                                                                                Adviser (and Sub-Adviser(s),
                     Subaccount                              Investment Objective                      as applicable)
                     -------------------------------------------------------------------------------------------------------
COLUMBIA FUNDS       Columbia Marsico          The fund seeks long-term growth of capital.      Columbia Management
VARIABLE INSURANCE   Growth Fund, Variable                                                      Advisors, LLC (subadvised
TRUST I (FORMERLY,   Series (formerly, Nations                                                  by Marsico Capital
NATIONS SEPARATE     Marsico Growth                                                             Management, LLC)
ACCOUNT TRUST)       Portfolio)
                     -------------------------------------------------------------------------------------------------------
                     Columbia Marsico          The fund seeks long-term growth of capital.      Columbia Management
                     International                                                              Advisors, LLC (subadvised
                     Opportunities Fund,                                                        by Marsico Capital
                     Variable Series                                                            Management, LLC)
                     (formerly, Nations
                     Marsico International
                     Opportunities Portfolio)
                     -------------------------------------------------------------------------------------------------------
DREYFUS              The Dreyfus Socially      Seeks capital growth, with current income as a   The Dreyfus Corporation
                     Responsible Growth        secondary goal.
                     Fund, Inc. --
                     Initial Shares
                     -------------------------------------------------------------------------------------------------------
EATON VANCE          VT Floating-Rate Income   Seeks high current income.                       Eaton Vance Management
VARIABLE TRUST       Fund
                     -------------------------------------------------------------------------------------------------------
                     VT Worldwide Health       Seeks long-term capital growth by investing in a OrbiMed Advisors LLC
                     Sciences Fund             worldwide and diversified portfolio of health
                                               sciences companies.
                     -------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE  Federated High Income     Seeks high current income by investing in lower- Federated Investment
SERIES               Bond Fund II -- Service   rated corporate debt obligations commonly        Management Company
                     Shares                    referred to as "junk bonds."
                     -------------------------------------------------------------------------------------------------------
                     Federated Kaufmann        Seeks capital appreciation.                      Federated Equity
                     Fund II -- Service Shares                                                  Management Company of
                                                                                                Pennsylvania (subadvised by
                                                                                                Federated Global
                                                                                                Investment Management
                                                                                                Corp.)
                     -------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE VIP Contrafund(R)         Seeks long-term capital appreciation.            Fidelity Management &
INSURANCE PRODUCTS   Portfolio -- Service                                                       Research Company
FUND                 Class 2                                                                    (subadvised by Fidelity
                                                                                                Management & Research
                                                                                                (U.K.) Inc., Fidelity
                                                                                                Management & Research
                                                                                                (Far East) Inc., Fidelity
                                                                                                Investments Japan Limited
                                                                                                and FMR Co., Inc.)
                     -------------------------------------------------------------------------------------------------------
                     VIP Dynamic Capital       Seeks capital appreciation.                      Fidelity Management &
                     Appreciation Portfolio --                                                  Research Company
                     Service Class 2                                                            (subadvised by Fidelity
                                                                                                Management & Research
                                                                                                U.K. Inc., Fidelity
                                                                                                Management & Research
                                                                                                Far East Inc., Fidelity
                                                                                                Investments Japan Limited
                                                                                                and FMR Co. Inc.)
                     -------------------------------------------------------------------------------------------------------

                                                                                            Adviser (and Sub-Adviser(s),
               Subaccount                              Investment Objective                        as applicable)
               ---------------------------------------------------------------------------------------------------------
               VIP Equity-Income       Seeks reasonable income. The fund will also          Fidelity Management &
               Portfolio -- Service    consider the potential for capital appreciation. The Research Company
               Class 2                 fund's goal is to achieve a yield which exceeds      (subadvised by FMR Co.,
                                       the composite yield on the securities comprising     Inc.)
                                       the Standard & Poor's 500/SM/ Index (S&P 500(R)).
               ---------------------------------------------------------------------------------------------------------
               VIP Growth Portfolio -- Seeks to achieve capital appreciation.               Fidelity Management &
               Service Class 2                                                              Research Company
                                                                                            (subadvised by FMR Co.,
                                                                                            Inc.)
               ---------------------------------------------------------------------------------------------------------
               VIP Growth & Income     Seeks high total return through a combination of     Fidelity Management &
               Portfolio -- Service    current income and capital appreciation.             Research Company
               Class 2                                                                      (subadvised by Fidelity
                                                                                            Management & Research
                                                                                            (U.K.) Inc., Fidelity
                                                                                            Management & Research
                                                                                            (Far East) Inc., Fidelity
                                                                                            Investments Japan Limited
                                                                                            and FMR Co., Inc.)
               ---------------------------------------------------------------------------------------------------------
GE INVESTMENTS Income Fund             Seeks maximum income consistent with prudent         GE Asset Management
FUNDS, INC.                            investment management and the preservation of        Incorporated
                                       capital.
               ---------------------------------------------------------------------------------------------------------
               Mid-Cap Equity Fund     Seeks long-term growth of capital and future         GE Asset Management
                                       income.                                              Incorporated
               ---------------------------------------------------------------------------------------------------------
               Money Market Fund/1/    Seeks a high level of current income consistent      GE Asset Management
                                       with the preservation of capital and maintenance     Incorporated
                                       of liquidity.
               ---------------------------------------------------------------------------------------------------------
               Premier Growth Equity   Seeks long-term growth of capital and future         GE Asset Management
               Fund                    income rather than current income.                   Incorporated
               ---------------------------------------------------------------------------------------------------------
               Real Estate Securities  Seeks maximum total return through current           GE Asset Management
               Fund                    income and capital appreciation.                     Incorporated (subadvised by
                                                                                            Urdang Securities
                                                                                            Management, Inc.)
               ---------------------------------------------------------------------------------------------------------
               S&P 500(R) Index Fund2  Seeks growth of capital and accumulation of          GE Asset Management
                                       income that corresponds to the investment return     Incorporated (subadvised
                                       of S&P's 500 Composite Stock Index.                  by SSgA Funds
                                                                                            Management, Inc.)
               ---------------------------------------------------------------------------------------------------------
               Small-Cap Equity Fund   Seeks long-term growth of capital.                   GE Asset Management
               (formerly, Small-Cap                                                         Incorporated (subadvised by
               Value Equity Fund)                                                           Palisade Capital
                                                                                            Management LLC)
               ---------------------------------------------------------------------------------------------------------
               Total Return Fund --    Seeks the highest total return, composed of          GE Asset Management
               Class 1 Shares          current income and capital appreciation, as is       Incorporated
                                       consistent with prudent investment risk.
               ---------------------------------------------------------------------------------------------------------

                    /1/ During extended periods of low interest rates, the
                        yields of the Money Market Fund may become extremely low and possibly negative.
                    /2/ "Standard & Poor's," "S&P," and "S&P 500" are
                        trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500(R) Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this portfolio or the contract.

                                                                                                  Adviser (and Sub-Adviser(s),
                   Subaccount                                Investment Objective                        as applicable)
                   -----------------------------------------------------------------------------------------------------------
                   U.S. Equity Fund           Seeks long-term growth of capital.                    GE Asset Management
                                                                                                    Incorporated
                   -----------------------------------------------------------------------------------------------------------
                   Value Equity Fund          Seeks long-term growth capital and future income.     GE Asset Management
                                                                                                    Incorporated
                   -----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES Balanced Portfolio --      Seeks long-term capital growth, consistent with       Janus Capital
                   Service Shares             preservation of capital and balanced by current       Management LLC
                                              income.
                   -----------------------------------------------------------------------------------------------------------
                   Forty Portfolio --         A non-diversified/1/ portfolio that seeks long-term   Janus Capital
                   Service Shares             growth of capital.                                    Management LLC
                   -----------------------------------------------------------------------------------------------------------
                   Global Life Sciences       Seeks long-term growth of capital.                    Janus Capital
                   Portfolio --                                                                     Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------------
                   Global Technology          Seeks long-term growth of capital.                    Janus Capital
                   Portfolio --                                                                     Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------------
                   Mid Cap Growth             Seeks long-term growth of capital.                    Janus Capital
                   Portfolio --                                                                     Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------------
                   Worldwide Growth           Seeks long-term growth of capital in a manner         Janus Capital
                   Portfolio --               consistent with preservation of capital.              Management LLC
                   Service Shares
                   -----------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners        Seeks capital appreciation through investment in      Salomon Brothers Asset
PARTNERS VARIABLE  Variable All Cap           securities which the managers believe have            Management Inc
PORTFOLIOS I, INC. Portfolio -- Class II      above-average capital appreciation potential.
(FORMERLY, SALOMON (formerly, Salomon
BROTHERS VARIABLE  Brothers Variable All Cap
SERIES FUNDS INC)  Fund)
                   -----------------------------------------------------------------------------------------------------------
LEGG MASON         Legg Mason Partners        Seeks capital appreciation.                           Salomon Brothers Asset
PARTNERS VARIABLE  Variable Aggressive                                                              Management Inc
PORTFOLIOS II      Growth Fund -- Class II
(FORMERLY,         (formerly, Salomon
GREENWICH STREET   Brothers Variable
SERIES FUND)       Aggressive Growth Fund)
                   -----------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE    MFS(R) Investors Growth    Seeks long-term growth of capital and future          Massachusetts Financial
INSURANCE TRUST    Stock Series --            income rather than current income.                    Services Company
                   Service Class Shares
                   -----------------------------------------------------------------------------------------------------------
                   MFS(R) Investors Trust     Seeks long-term growth of capital and secondarily     Massachusetts Financial
                   Series --                  reasonable current income.                            Services Company
                   Service Class Shares
                   -----------------------------------------------------------------------------------------------------------
                   MFS(R) New Discovery       Seeks capital appreciation.                           Massachusetts Financial
                   Series --                                                                        Services Company
                   Service Class Shares
                   -----------------------------------------------------------------------------------------------------------
                   MFS(R) Utilities Series -- Seeks capital growth and current income.              Massachusetts Financial
                   Service Class Shares                                                             Services Company
                   -----------------------------------------------------------------------------------------------------------

                    /1/ A non-diversified portfolio is a portfolio that may
                        hold a larger position in a smaller number of securities than a diversified portfolio. This means that a single security's increase or decrease in value may have a greater impact on the return and net asset value of a non-diversified portfolio than a diversified portfolio.

                                                                                                 Adviser (and Sub-Adviser(s),
                  Subaccount                                Investment Objective                        as applicable)
                  -----------------------------------------------------------------------------------------------------------
OPPENHEIMER       Oppenheimer Capital       Seeks capital appreciation by investing in            OppenheimerFunds, Inc.
VARIABLE ACCOUNT  Appreciation Fund/VA --   securities of well-known, established companies.
FUNDS             Service Shares
                  -----------------------------------------------------------------------------------------------------------
                  Oppenheimer Global        Seeks long-term capital appreciation by investing     OppenheimerFunds, Inc.
                  Securities Fund/VA --     a substantial portion of its assets in securities of
                  Service Shares            foreign issuers, "growth type" companies, cyclical
                                            industries and special situations that are
                                            considered to have appreciation possibilities.
                  -----------------------------------------------------------------------------------------------------------
                  Oppenheimer Main          Seeks high total return (which includes growth in     OppenheimerFunds, Inc.
                  Street Fund/VA --         the value of its shares as well as current income)
                  Service Shares            from equity and debt securities.
                  -----------------------------------------------------------------------------------------------------------
                  Oppenheimer Main          Seeks capital appreciation                            OppenheimerFunds, Inc.
                  Street Small Cap Fund/
                  VA --  Service Shares
                  -----------------------------------------------------------------------------------------------------------
                  Oppenheimer MidCap        Seeks capital appreciation by investing in "growth    OppenheimerFunds, Inc.
                  Fund/VA -- Service        type" companies.
                  Shares (formerly,
                  Oppenheimer Aggressive
                  Growth Fund/VA)
                  -----------------------------------------------------------------------------------------------------------
PIMCO VARIABLE    Foreign Bond Portfolio    Seeks maximum total return, consistent with           Pacific Investment
INSURANCE TRUST   (U.S. Dollar Hedged) --   preservation of capital and prudent investment        Management Company LLC
                  Administrative Class      management.
                  Shares
                  -----------------------------------------------------------------------------------------------------------
                  High Yield Portfolio --   Seeks to maximize total return, consistent with       Pacific Investment
                  Administrative Class      preservation of capital and prudent investment        Management Company LLC
                  Shares                    management. Invests at least 80% of its assets
                                            in a diversified portfolio of high yield securities
                                            ("junk bonds") rated below investment grade but
                                            rated at least Caa by Moody's or CCC by S&P, or,
                                            if unrated, determined by PIMCO to be of
                                            comparable quality, subject to a maximum of 5%
                                            of total assets in securities rated Caa by Moody's
                                            or CCC by S&P, or, if unrated, determined by
                                            PIMCO to be of comparable quality.
                  -----------------------------------------------------------------------------------------------------------
                  Long-Term U.S.            Seeks maximum total return, consistent with           Pacific Investment
                  Government Portfolio --   preservation of capital and prudent investment        Management Company LLC
                  Administrative Class      management.
                  Shares
                  -----------------------------------------------------------------------------------------------------------
                  Total Return Portfolio -- Seeks maximum total return, consistent with           Pacific Investment
                  Administrative Class      preservation of capital and prudent investment        Management Company LLC
                  Shares                    management.
                  -----------------------------------------------------------------------------------------------------------
THE PRUDENTIAL    Equity Portfolio --       Seeks capital appreciation. Up to 5% of these         Prudential Investments LLC
SERIES FUND       Class II Shares           holdings may be rated below investment grade,         (subadvised by Jennison
(FORMERLY, THE                              which are commonly referred to as "junk bonds."       Associates LLC, GE Asset
PRUDENTIAL SERIES                                                                                 Management Incorporated
FUND, INC.)                                                                                       and Salomon Brothers Asset
                                                                                                  Management Inc.)
                  -----------------------------------------------------------------------------------------------------------
                  Jennison Portfolio --     Seeks long-term growth of capital.                    Prudential Investments LLC
                  Class II                                                                        (subadvised by Jennison
                                                                                                  Associates LLC)
                  -----------------------------------------------------------------------------------------------------------

                                                                                       Adviser (and Sub-Adviser(s),
               Subaccount                          Investment Objective                       as applicable)
               ----------------------------------------------------------------------------------------------------
               Jennison 20/20 Focus  Seeks long-term growth of capital.                Prudential Investments LLC
               Portfolio -- Class II                                                   (subadvised by Jennison
                                                                                       Associates LLC)
               ----------------------------------------------------------------------------------------------------
               SP Prudential U.S.    Seeks long-term growth of capital.                Prudential Investments LLC
               Emerging Growth                                                         (subadvised by Jennison
               Portfolio --                                                            Associates LLC)
               Class II Shares
               ----------------------------------------------------------------------------------------------------
               SP William Blair      Seeks long-term growth of capital.                Prudential Investments LLC
               International Growth                                                    (subadvised by William Blair
               Portfolio --                                                            & Company LLC)
               Class II Shares
               ----------------------------------------------------------------------------------------------------
RYDEX VARIABLE OTC Fund/1/           Seeks to provide investment results that          Rydex Investments
TRUST                                correspond to a benchmark for over-the-counter
                                     securities. The portfolio's current benchmark is
                                     the NASDAQ 100 Index(TM). The NASDAQ 100
                                     Index(TM) contains the 100 largest non-financial,
                                     non-utilities stocks in the NASDAQ composite.
               ----------------------------------------------------------------------------------------------------

                    /1/ The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

                      Not all of these Portfolios may be available in all states or in all markets.

                      We will purchase shares of the Portfolios at net asset value and direct them to the appropriate Subaccounts. We will redeem sufficient shares of the appropriate Portfolios at net asset value to pay death benefits, and surrender or partial surrender proceeds, to make income payments, or for other purposes described in the contract. We automatically reinvest all dividend and capital gain distributions of the Portfolios in shares of the distributing Portfolios at their net asset value on the date of distribution. In other words, we do not pay Portfolio dividends or Portfolio distributions out to owners as additional units, but instead reflect them in unit values.

                      Shares of the Portfolios are not sold directly to the general public. They are sold to us, and they may also be sold to other insurance companies that issue variable annuity contracts and variable life insurance policies. In addition, they may be sold to retirement plans.

                      When a Fund sells shares in any of its Portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its Portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

                      Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the prospectuses for the Portfolios for additional information.

                      We reserve the right, within the law, to make additions, deletions and substitutions for the Portfolios of the Funds. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a Portfolio should no longer be available, or if investment in any Portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. In addition, the new Portfolios may have higher fees and charges than the ones they replaced. No substitution or deletion will be made without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

                      We also reserve the right to establish additional Subaccounts, each of which would invest in a separate Portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Subaccounts if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate a Subaccount without prior notice to you and before approval of the SEC. Not all Subaccounts may be available to all classes of contracts.

                      There are a number of factors that are considered when deciding what Portfolios are made available in your variable annuity contract. Such factors include:

                         1) the investment objective of the Portfolio;

                         2) the Portfolio's performance history;

                         3) the Portfolio's holdings and strategies it uses to
                            try and meet its objectives; and

                         4) the Portfolio's servicing agreement.

                      The investment objective is critical because we want to have an array of Portfolios with diverse objectives so that an investor may diversify his or her investment holdings from a conservative to an aggressive investment portfolio depending on the advice of his or her investment adviser and risk assessment. When selecting a Portfolio for our products, we also want to make sure that the Portfolio has a strong performance history in comparison with its peers and that its holdings and strategies are consistent with its objectives. Finally, it is important for us to be able to provide you with a wide array of the services that facilitate your investment program relating to your allocation in Subaccounts that invest in the underlying Portfolios.

                      We have entered into agreements with either the investment adviser or distributor of each of the Funds and/or, in certain cases, a Portfolio, under which the Portfolio, the adviser or distributor pays us a fee for administrative and other services we provide relating to the Portfolios. Such administrative services we provide include, but are not limited to: accounting transactions for variable owners and then providing one daily purchase and sale order on behalf of each Portfolio; providing copies of Portfolio prospectuses, Statements of Additional Information and any supplements thereto; mailing proxy voting information, gathering the information and providing vote totals to the Portfolio on behalf of our owners; and providing customer service on behalf of the Portfolios. The fees are based upon a percentage of the average annual aggregate net amount we have invested in the Portfolio on behalf of the Separate Account and other separate accounts funding certain variable insurance contracts that we and our affiliates issue. These percentages differ, and some Portfolios, investment advisers or distributors pay us a greater percentage than other advisers or distributors based on the level of administrative and other services provided.

                      We will not realize a profit from payments received directly from a Portfolio, but we may realize a profit from payments received from the adviser and/or the distributor for providing these services and, if we do, we may use such profit for any purpose, including distribution of the contracts. The amount received from certain Portfolios for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.15% to 0.50%. The Portfolios that pay a service fee to us are:

                        Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust):
                            Columbia Marsico Growth Fund, Variable Series (formerly, Nations Marsico Growth Portfolio) Columbia Marsico International Opportunities Fund, Variable Series (formerly, Nations Marsico International Opportunities Portfolio)
                        Eaton Vance Variable Trust:
                            VT Floating-Rate Income Fund
                            VT Worldwide Health Sciences Fund
                        GE Investments Funds, Inc.:
                            Total Return Fund -- Class 1 Shares

                        PIMCO Variable Insurance Trust:
                            Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares
                            High Yield Portfolio -- Administrative Class Shares Long-Term U.S. Government Portfolio -- Administrative Class Shares
                            Total Return Portfolio -- Administrative Class
                            Shares
                        The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.):
                            Equity Portfolio -- Class II
                            Jennison Portfolio -- Class II
                            Jennison 20/20 Portfolio -- Class II
                            Natural Resources Portfolio -- Class II
                            SP Prudential U.S. Emerging Growth Portfolio -- Class II
                            SP William Blair International Growth Portfolio -- Class II

                      The amount received from the adviser and/or the distributor for the assets allocated to the Portfolios from the Separate Account during 2005 ranged from 0.05% to 0.35%. Payment of these amounts is not an additional charge to you by the Funds or by us, but comes from the Fund's investment adviser or distributor.

                      In addition to the asset-based payments for administrative and other services described above, the investment adviser or the distributor of the Fund may also pay us or our affiliate Capital Brokerage Corporation, to participate in periodic sales meetings, for expenses relating to the production of promotional sales literature and for other expenses or services. The amount paid to us, or our affiliate Capital Brokerage Corporation, may be significant. Payments to participate in sales meetings may provide a Fund's investment adviser or distributor with greater access to our internal and external wholesalers to provide training, marketing support and educational presentations.

                      In consideration of services provided and expenses incurred by Capital Brokerage Corporation in distributing shares of the Funds, Capital Brokerage Corporation also receives 12b-1 fees from AIM Variable Insurance Funds, AllianceBernstein Variable Products Series Fund, Inc., Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust), Eaton Vance Variable Trust, Federated Insurance Series, Fidelity Variable Insurance Products Fund, Janus Aspen Series, Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc), Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series
                      Fund), MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.). See the "Fee Tables -- Total Annual Portfolio Operating Expenses" section of this prospectus and the Fund prospectuses. These payments range up to 0.30% of Separate Account assets invested in the particular Portfolio.

VOTING RIGHTS         As required by law, we will vote the shares of the
                      Portfolios held in the Separate Account at special shareholder meetings based on instructions from you.
                      However, if the law changes and we are permitted to vote in our own right, we may elect to do so.

                      Whenever a Fund calls a shareholder meeting, owners with voting interests in a Portfolio will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Each person having a voting interest in the Portfolio will receive proxy voting materials, reports, other materials, and a form with which to give us voting instructions.

                      We will determine the number of votes which you have the right to cast by applying your percentage interest in a Subaccount to the total number of votes attributable to the Subaccount. In determining the number of votes, we will recognize fractional shares.

                      We will vote Portfolio shares for which no instructions are received (or instructions are not received timely) in the same proportion to those that are received. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

The Guarantee Account

                      Amounts in the Guarantee Account are held in, and are part of, our General Account. The General Account consists of our assets other than those allocated to this and other Separate Accounts. Subject to statutory authority, we have sole discretion over the investment of assets of the General Account. The assets of the General Account are chargeable with liabilities arising out of any business we may conduct.

                      Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, may however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement. The Guarantee Account may not be available in all states or markets.

                      You may allocate some or all of your premium payments and/or transfer some or all of your assets to the Guarantee Account. Amounts allocated to the Guarantee Account are credited interest (as described below). Assets in the Guarantee Account are subject to some, but not all, of the charges we assess in connection with your contract. See the "Charges and Other Deductions" provision in this prospectus.

                      Each time you allocate premium payments or transfer assets to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

                      We determine the interest rates at our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of assets under the contracts. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your contract.

                      We will notify you in writing at least 5 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Subaccounts subject to certain restrictions. See the "Transfers" provision in this prospectus. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

                      To the extent permitted by law, we reserve the right at any time to offer interest rate guarantee periods that differ than those available when we issued the contract, and to credit a higher rate of interest on premium payments allocated to the Guarantee Account participating in a Dollar Cost Averaging program than would otherwise be credited if not participating in a Dollar Cost Averaging program. See the "Dollar Cost Averaging Program" provision in this prospectus. Such a program may not be available to all contracts. We also reserve the right, at any time, to stop accepting premium payments or transfers of assets to a particular interest rate guarantee period. Since the specific interest rate guarantee periods available may change periodically, please contact our Home Office at the address listed on page 1 of this prospectus to determine the interest rate guarantee periods currently being offered.

Charges and Other Deductions

                      We sell the contracts through registered representatives of broker-dealers. These registered representatives are also appointed and licensed as insurance agents of the Company. We pay commissions to the broker-dealers for selling the contracts. We intend to recover commissions, marketing, administrative and other expenses and costs of contract benefits through fees and charges imposed under the contracts. See the "Sales of the Contracts" provision in this prospectus for more information.

                      All of the charges described in this section apply to assets allocated to the Separate Account. Assets in the Guarantee Account are subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

                      We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. Our administrative services include:

                         . processing applications for and issuing the
                           contracts;

                         . maintaining records;

                         . administering income payments;

                         . furnishing accounting and valuation services
                           (including the calculation and monitoring of daily Subaccount values);

                         . reconciling and depositing cash receipts;

                         . providing contract confirmations and periodic
                           statements;

                         . providing toll-free inquiry services; and

                         . furnishing telephone and internet transaction
                           services.

                      The risks we assume include:

                         . the risk that the death benefit will be greater than
                           the Surrender Value;

                         . the risk that the actual life-span of persons
                           receiving income payments under the contract will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the contract and cannot be changed);

                         . the risk that more owners than expected will qualify
                           for waivers of the surrender charges; and

                         . the risk that our costs in providing the services
                           will exceed our revenues from contract charges (which cannot be changed by us).

                      We designed the Bonus Credit as part of the overall sales load structure for the contracts. When the contracts were designed, we set the Bonus Credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the contracts. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense risk charge to help recover the cost of providing the Bonus Credit under the contract. We may realize a profit from this feature.

                      The amount of the charges may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION
EXPENSES

SURRENDER CHARGE      We assess a surrender charge on partial and total
                      surrenders of each premium payment taken within the first nine years after receipt, unless you meet the exceptions as described below. You pay this charge to compensate us for the losses we experience on contract distribution costs.

                      We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Subaccounts. However, if there are insufficient assets in the Separate Account, we will deduct the charge proportionately from all assets in the Guarantee Account. Charges taken from the Guarantee Account will be taken first from assets that have been in the Guarantee Account for the longest period of time. The surrender charge is as follows:

         Number of Full and Partially    Surrender Charge as a Percentage
       Completed Years Since We Received      of the Premium Payment
              the Premium Payment                  Surrendered
       ------------------------------------------------------------------
                       1                                8%
                       2                                8%
                       3                                7%
                       4                                6%
                       5                                5%
                       6                                4%
                       7                                3%
                       8                                2%
                   9 or more                            0%
       ------------------------------------------------------------------

                      We do not assess the surrender charge:

                         . of amounts of Contract Value representing gain (as
                           defined below);

                         . of free withdrawal amounts (as defined below);

                         . on total or partial surrenders taken under Optional
                           Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5; or

                         . if a waiver of surrender charge provision applies.

                      You may surrender any gain in your contract free of any surrender charge. We calculate gain in the contract as:
                      (a) plus (b) minus (c) minus (d), but not less than zero where:

                        (a) is the Contract Value on the Valuation Day we
                            receive your partial or total surrender request;

                        (b) is the total of any partial surrenders previously
                            taken, including surrender charges;

                        (c) is the total of premium payments made; and

                        (d) is the total of any gain previously surrendered.

                      In addition to any gain, you may partially surrender an amount equal to the greater of 10% of your total premium payments or any amount surrendered to meet minimum distribution requirements under the Code each contract year without a surrender charge (the "free withdrawal amount"). We will deduct amounts surrendered first from any gain in the contract and then from premiums paid. The free withdrawal amount is not cumulative from contract year to contract year.

                      Further, we will waive the surrender charge if you annuitize the contract under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See the "Optional Payment Plans" provision in this prospectus.

                      We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the contract (provided the confinement began, or the illness was diagnosed, at least one year after the contract was issued). If you surrender the contract under the terminal illness waiver, please remember that we will pay your Contract Value, which could be less than the death benefit otherwise available. The terms and conditions of the waivers are set forth in your contract.

DEDUCTIONS            We deduct from the Separate Account an amount, computed
FROM SEPARATE         daily, at an annual rate of 1.55% of the daily net assets
ACCOUNT               of the Separate Account. The charge consists of an
                      administrative expense charge at an effective annual rate of 0.25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from the Separate Account are reflected in your Contract Value.

OTHER CHARGES

ANNUAL CONTRACT       We will deduct an annual contract charge of $25 from your
CHARGE                Contract Value to compensate us for certain
                      administrative expenses incurred in connection with the contract. We will deduct the charge on each contract anniversary and at full surrender. We will waive this charge if your Contract Value at the time of deduction is $10,000 or more.

                      We will allocate the annual contract charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time the charge is taken. If there are insufficient assets allocated to the Separate Account, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all assets in the Guarantee Account.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL              Guaranteed Minimum Death Benefit. We deduct this charge
GUARANTEED            against the Contract Value at each contract anniversary
MINIMUM DEATH         and at the time you fully surrender the contract. This
BENEFIT               charge is assessed in order to compensate us for the
                      increased risks and expenses associated with providing the Guaranteed Minimum Death Benefit. We will allocate the annual charge for the Optional Guaranteed Minimum
                      Death Benefit among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in the Separate Account at the time we take the charge. If the assets in the Separate Account are not sufficient to cover the charge for the Optional
                      Guaranteed Minimum Death Benefit, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the Guarantee Account
                      (from the amounts that have been in the Guarantee Account for the longest period of time). At full surrender, we will charge you a pro-rata portion of the annual charge.

                      We guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average benefit amount (we currently charge 0.25%). The rate that applies to your contract is fixed at issue.

CHARGE FOR THE        We charge you for expenses related to the Optional
OPTIONAL ENHANCED     Enhanced Death Benefit. At the beginning of each contract
DEATH BENEFIT         year after the first contract year, we deduct a charge
                      against the average of:

                        (1) the Contract Value at the beginning of the previous
                            contract year; and

                        (2) the Contract Value at the end of the previous
                            contract year.

                      At surrender, the charge is made against the average of:

                        (1) the Contract Value at the beginning of the current
                            contract year; and

                        (2) the Contract Value at surrender.

                      The charge at surrender will be a pro rata portion of the annual charge.

                      We currently charge an annual rate of 0.20% of your average Contract Value as described above. However, we guarantee that this charge will never exceed an annual rate of 0.35% of your prior contract year's average Contract Value. The rate that applies to your contract will be fixed at issue. We will allocate the annual charge among the Subaccounts in the same proportion that your assets in each Subaccount bear to your total assets in all Subaccounts at the time we take the charge. If there are not sufficient assets in the Subaccounts to cover the charge, we will deduct the charge first from your assets in the Separate Account, if any, and then from your assets in the

                      Guarantee Account. Deductions from the Guarantee Account will be taken first from the amounts (including any interest earned) that have been in the Guarantee Account for the longest period of time.

DEDUCTIONS FOR        We will deduct charges for any premium tax or other tax
PREMIUM TAXES         levied by any governmental entity from premium payments
                      or Contract Value when the premium tax is incurred or when we pay proceeds under the contract (proceeds include surrenders, partial surrenders, income payments and death benefit payments).

                      The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

OTHER CHARGES AND     Each Portfolio incurs certain fees and expenses. To pay
DEDUCTIONS            for these expenses, the Portfolio makes deductions from
                      its assets. The deductions are described more fully in each Portfolio's prospectus.

                      In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at our cost with no profit to us.

The Contract

                      The contract is an individual flexible deferred variable annuity contract. Your rights and benefits are described below and in the contract. There may be differences in your contract (such as differences in fees, charges, and benefits) because of requirements of the state where we issued your contract. We will include any such differences in your contract.

PURCHASE OF THE       If you wish to purchase a contract, you must apply for it
CONTRACT              through an authorized sales representative. The sales
                      representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a contract. We then send the contract to you through your sales representative. See the "Sales of the Contracts" provision in this prospectus.

                      If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within five days, we will inform you of the reasons, and will return your premium payment immediately, unless you specifically authorize us to keep it until the application is complete. Once you complete your application, we must apply the initial premium payment within two business days. We apply any additional premium payments as of the Valuation Day we receive them at our Home Office.

                      To apply for a contract, you must be of legal age in a state where we may lawfully sell the contracts and if part of a plan, you must be eligible to participate in any of the qualified or non-qualified retirement plans for which we designed the contracts. The Annuitant and Contingent Annuitant cannot be age 81 or older at the time of application, unless we approve a different age.

                      This contract may be used with certain tax qualified retirement plans. The contract includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this contract does not provide additional tax deferral benefits beyond those provided in the qualified retirement plan. Accordingly, if you are purchasing this contract as a Qualified Contract, you should consider purchasing this contract for its death benefit, income benefits, and other non-tax-related benefits. Please consult a tax adviser for information specific to your circumstances in order to determine whether this contract is an appropriate investment for you.

                      Purchasing the contract through a tax-free "Section 1035" exchange. Section 1035 of the Code generally permits you to exchange one annuity contract for another in a "tax-free exchange." Therefore, you can use the proceeds from another annuity contract to make premium payments for this contract. Before making an exchange to acquire this contract, you should carefully compare this contract to your current contract. You may have to pay a surrender charge under your current contract to exchange it for this contract, and this contract has its own surrender charges which would apply to you. The fees and charges under this contract may be higher (or lower), and the benefits may be different, than those of your current contract. In addition, you may have to pay federal income and penalty taxes on the exchange if it does not qualify for Section 1035 treatment. You should not exchange another contract for this contract unless you determine, after evaluating all of the facts, that the exchange is in your best interest. Please note that the person who sells you this contract generally will earn a commission.

OWNERSHIP             As owner, you have all rights under the contract, subject
                      to the rights of any irrevocable beneficiary. Two persons may apply for a contract as joint owners. Joint owners have equal undivided interests in their contract. That means that each may exercise any ownership rights on behalf of the other, except for ownership changes. Joint owners also have the right of survivorship. This means if a joint owner dies, his or her interest in the contract passes to the surviving owner. You must have our approval to add a joint owner after we issue the contract. We may require additional information if joint ownership is requested after the contract is issued.

                      Before the Maturity Date, you may change:

                         . your Maturity Date to any date at least ten years
                           after your last premium payment;

                         . your optional payment plan;

                         . the allocation of your investments among the
                           Subaccounts and/or the Guarantee Account (subject to certain restrictions listed in your contract and in the "Transfers" provision); and

                         . the owner, joint owner, primary beneficiary,
                           contingent beneficiary (unless the primary beneficiary or contingent beneficiary is named as an irrevocable beneficiary), and contingent Annuitant upon written notice to our Home Office, and provided the Annuitant is living at the time of the request. If you change a beneficiary, your plan selection will no longer be in effect unless you request that it continue. In addition, you may change any non-natural owner to another non-natural owner. Changing the owner or joint owner may have tax consequences and you should consult a tax adviser before doing so.

                      We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

ASSIGNMENT            An owner of a Non-Qualified Contract may assign some or
                      all of his or her rights under the contract. However, an assignment may terminate certain death benefits provided by rider option. An assignment must occur before the Maturity Date and while the Annuitant is still living.
                      Once proper notice of the assignment is recorded by our Home Office, the assignment will become effective as of the date the written request was signed.

                      Qualified Contracts, IRAs and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

                      We are not responsible for the validity or tax consequences of any assignment. We are not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until our Home Office receives sufficient direction from the owner and the assignee regarding the proper allocation of contract rights.

                      Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the Contract Value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to an IRS tax penalty equal to 10% of the amount included in gross income.

                      Assignment of the entire Contract Value may cause the portion of the contract exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

PREMIUM               You may make premium payments at any frequency and in the
PAYMENTS              amount you select, subject to certain limitations. You
                      must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed
                      $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Premium payments may be made at any time prior to the Maturity Date, the surrender of the contract, or the death of the owner (or joint owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason and in a manner that does not unfairly discriminate against similarly situated purchasers.

                      The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Contracts ($200 if paid by electronic fund transfers), $50 for IRA Contracts, and $100 for other Qualified Contracts.

VALUATION DAY         We will value Accumulation and Annuity Units once daily
AND VALUATION         as of the close of regular trading (currently 4:00 p.m.
PERIOD                Eastern Time) for each day the New York Stock Exchange is
                      open except for days on which a Portfolio does not value its shares. If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF         We place premium payments into the Subaccounts, each of
PREMIUM               which invests in shares of a corresponding Portfolio
PAYMENTS              and/or the Guarantee Account, according to your
                      instructions. You may allocate premium payments to up to 20 Subaccounts plus the Guarantee Account at any one time. The Guarantee Account may not be available in all states or in all markets. The percentage of premium payment which you can put into any one Subaccount or guarantee period must equal a whole percentage and cannot be less than $100.

                      Upon allocation to the appropriate Subaccounts, we convert premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount on the Valuation Day on which we receive any additional premium payment at our Home Office. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the Portfolio's investments perform, but also upon the expenses of the Separate Account and the Portfolios.

                      You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice. The new allocation will apply to any new premium payments made after we receive notice of the change.

BONUS CREDITS         For contracts issued on or after the later of October 29,
                      2002 or the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 5% of each premium payment to your Contract Value. For contracts issued prior to October 29, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications, and if the Annuitant is age 80 or younger when the contract is issued, we will add 4% of each premium payment to your Contract Value. If the Annuitant is age 81 or older at the time of issue, we will not pay any Bonus Credits. The Annuitant cannot be age 81 or older at the time of application, unless we approve an Annuitant of an older age. We fund the Bonus
                      Credits from our General Account. We apply the Bonus
                      Credits when we apply your premium payment to your Contract Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the contract. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus
                      Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the contract. The Bonus Credit is referred to as an "enhanced premium amount" in your contract.

VALUATION OF          Partial surrenders, surrenders and payment of a death
ACCUMULATION          benefit all result in the cancellation of an appropriate
UNITS                 number of Accumulation Units. We cancel Accumulation
                      Units as of the end of the Valuation Period on which we receive notice or instructions with regard to the surrender, partial surrender or payment of a death benefit. We value Accumulation Units for each Subaccount separately. The Accumulation Unit value at the end of every Valuation Day equals the Accumulation Unit value at the end of the preceding Valuation Day multiplied by the net investment factor (described below). We arbitrarily set the Accumulation Unit value at the inception of the Subaccount at $10. On any Valuation Day, we determine your Subaccount value by multiplying the number of Accumulation Units attributable to your contract by the Accumulation Unit value for that day.

                      The net investment factor is an index used to measure the investment performance of a Subaccount from one Valuation Period to the next. The net investment factor for any Subaccount for any Valuation Period reflects the change in the net asset value per share of the Portfolio held in the Subaccount from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Subaccount. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Subaccount.

                      The value of an Accumulation Unit may increase or decrease based on the net investment factor. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the Portfolio because of the deduction of Separate Account charges. Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. See the Statement of Additional Information for more details.

Transfers


TRANSFERS             All owners may transfer all or a portion of their assets
BEFORE THE            between and among the Subaccounts of the Separate Account
MATURITY DATE         and the Guarantee Account on any Valuation Day prior to
                      the Maturity Date, subject to certain conditions that are stated below. Owners may not, however, transfer assets in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period. We process transfers among the Subaccounts and between the Subaccounts and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request in good order at our Home Office. There may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Subaccounts or the Guarantee Account.
                      We may postpone transfers to, from, or among the Subaccounts and/or the Guarantee Account under certain circumstances. See the "Requesting Payments" provision in this prospectus.

TRANSFERS FROM        We may limit and/or restrict transfers from the Guarantee
THE GUARANTEE         Account to the Subaccounts. The Guarantee Account may not
ACCOUNT TO THE        be available in all states or in all markets. For any
SUBACCOUNTS           allocation from the Guarantee Account to the Subaccounts,
                      the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Unless you are participating in a Dollar Cost Averaging program (see the "Dollar Cost
                      Averaging Program" provision), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We may also limit the amount that you may transfer to the Subaccount.

TRANSFERS FROM        We may restrict certain transfers from the Subaccounts to
THE SUBACCOUNTS       the Guarantee Account. The Guarantee Account may not be
TO THE GUARANTEE      available in all states or in all markets. In addition,
ACCOUNT               we reserve the right to prohibit or limit transfers from
                      the Subaccounts to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Subaccount.

TRANSFERS AMONG       All owners may submit 12 Subaccount transfers each
THE SUBACCOUNTS       calendar year by voice response, Internet, telephone,
                      facsimile, U.S. Mail or overnight delivery service. Once such 12 Subaccount transfers have been executed, a letter will be sent notifying owners that they may submit additional transfers only in writing by U.S. Mail or by overnight delivery service. Transfer requests sent by the Internet, same day mail, courier service, telephone or facsimile will not be accepted under any circumstances.
                      Once we receive your mailed transfer request, such transfer cannot be cancelled. We also will not cancel transfer requests that have not yet been received, i.e., you may not call to cancel a transfer request sent by U.S. Mail or overnight delivery service. If you wish to change a transfer request sent by U.S. Mail or overnight delivery service, such change must also be sent in writing by U.S. Mail or by overnight delivery service. We will process that transfer request as of the Valuation
                      Day the new transfer request is received at our Home
                      Office.

                      Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Subaccount or interest rate guarantee period if the transfer will leave a balance of less than $100.

                      We also reserve the right to not honor your transfer request if your transfer is a result of more than one trade involving the same Subaccount within a 30 day period. We will generally invoke this right when either the Portfolio(s) or we see a pattern of frequent transfers between the same Portfolios within a short period of time (i.e., transfers among the same Subaccounts occur within five to 15 days of each other).

                      In addition, we may not honor transfers made by third parties. See the "Transfer by Third Parties" provision of this prospectus.

                      If a transfer request is not processed, a letter will be sent notifying you that your transfer request was not honored. If we do not honor a transfer request, we will not count that request as a transfer for purposes of the 12 transfers allowed each calendar year as described in the previous paragraphs.

                      When thinking about a transfer of assets, you should consider the inherent risks involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time. Also, because certain restrictions on transfers are applied at the discretion of the Portfolios in which the Subaccount invests, it is possible that owners will be treated differently and there could be inequitable treatment among owners if a Portfolio does not apply equal treatment to all shareholders. See the "Special Note on Frequent Transfers" provision of this prospectus.

                      These restrictions will apply to all owners and their designated third party(ies), unless such transfer is being made pursuant to:

                        (1) a Dollar Cost Averaging program;

                        (2) a Portfolio Rebalancing program;

                        (3) the terms of an approved Fund substitution or Fund
                            liquidation; or

                        (4) a Portfolio's refusal to allow the purchase of
                            shares, either on behalf of an individual owner or on the entire Separate Account, in which case, the Portfolio's refusal to allow the purchase of shares will not be considered a transfer for calculation of the 12 transfers allowed per calendar year by voice response, Internet, telephone, facsimile, U.S. Mail or overnight delivery service.

                      Sometimes, we will not honor transfer requests. We will not honor a transfer request if:

                        (1) any Subaccount that would be affected by the
                            transfer is unable to purchase or to redeem shares of the Portfolio in which the Subaccount invests; or

                        (2) the transfer would adversely affect Unit Values.

                      The affected Portfolio(s) determine whether items (1) or
                      (2) above apply.

                      We will treat all owners equally with respect to transfer requests.

TELEPHONE/            All owners may make their first 12 transfers in any
INTERNET              calendar year among the Subaccounts or between the
TRANSACTIONS          Subaccounts and the Guarantee Account by calling or
                      electronically contacting us. Transactions that can be conducted over the telephone and Internet include, but are not necessarily limited to:

                        (1) the first 12 transfers of assets among the
                            Subaccounts or between the Subaccounts and the Guarantee Account in any calendar year (this includes any changes in premium payment allocations when such changes include a transfer of assets);

                        (2) Dollar Cost Averaging; and

                        (3) Portfolio Rebalancing.

                      We will employ reasonable procedures to confirm that instructions we receive are genuine. Such procedures may include, but are not limited to:

                        (1) requiring you or a third party you authorized to
                            provide some form of personal identification before we act on the telephone and/or Internet instructions;

                        (2) confirming the telephone/Internet transaction in
                            writing to you or a third party you authorized;
                            and/or

                        (3) tape recording telephone instructions or retaining
                            a record of your electronic request.

                      We reserve the right to limit or prohibit telephone and Internet transactions.

                      We will delay making a payment or processing a transfer request if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement to protect
                            our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

CONFIRMATION OF       We will not be liable for following instructions that we
TRANSACTIONS          reasonably determine to be genuine. We will send you a
                      confirmation of any transfer we process. You are responsible for verifying transfer confirmations and notifying us of any errors within 30 days of receiving the confirmation statement.

SPECIAL NOTE ON       Please note that the Internet or our telephone system may
RELIABILITY           not always be available. Any computer or telephone
                      system, whether it is ours, yours, your service provider's, or your registered representative's, can experience unscheduled outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you can make your transaction request by writing our Home Office.

TRANSFERS BY          As a general rule and as a convenience to you, we allow
THIRD PARTIES         you to give third parties the right to conduct transfers
                      on your behalf. However, when the same third party possesses this ability on behalf of many owners, the result can be simultaneous transfers involving large amounts of assets. Such transfers can disrupt the orderly management of the Portfolios underlying the contract, can result in higher costs to owners, and are generally not compatible with the long-range goals of owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all beneficial shareholders of the Portfolios underlying the contracts, and the management of the Portfolios share this position.

                      We have instituted procedures to assure that the transfer requests that we receive have, in fact, been made by the owners in whose names they are submitted.

                      Consequently, we may refuse transfers made by third parties on behalf of an owner in a number of circumstances, which include but are not limited to:

                        (1) transfers made on behalf of many owners by one
                            third party (or several third parties who belong to the same firm) where the transfer involves the same Subaccounts and large amounts of assets;

                        (2) when we have not received adequate authorization
                            from the owner allowing a third party to make transfers on his or her behalf; and

                        (3) when we believe, under all facts and circumstances
                            received, that the owner or his or her authorized agent is not making the transfer.

                      We require documentation to provide sufficient proof that the third party making the trade is in fact duly authorized by the owner. This information includes, but is not limited to:

                        (1) documentation signed by the owner or a court
                            authorizing a third party to act on the owner's behalf;

                        (2) passwords and encrypted information;

                        (3) additional owner verification when appropriate; and

                        (4) recorded conversations.

                      We will not be held liable for refusing a transfer made by a third party when we have a reasonable basis for believing such third party is not authorized to make a transfer on the owner's behalf or we have a reasonable basis for believing the third party is acting in a fraudulent manner.

SPECIAL NOTE ON       The Separate Account does not accommodate frequent
FREQUENT              transfers of Contract Value among Subaccounts. When
TRANSFERS             owners or someone on their behalf submit requests to
                      transfer all or a portion of their assets between Subaccounts, the requests result in the purchase and redemption of shares of the Portfolios in which the Subaccounts invest.

                      Frequent Subaccount transfers, therefore, cause corresponding frequent purchases and redemptions of shares of the Portfolios.

                      Frequent purchases and redemptions of shares of the Portfolios can dilute the value of a Portfolio's shares, disrupt the management of the Portfolio's investment portfolio, and increase brokerage and administrative costs. Accordingly, when an owner or someone on their behalf engages in frequent Subaccount transfers, other owners and persons with rights under the contracts (such as Annuitants and beneficiaries) may be harmed.

                      The Separate Account discourages frequent transfers, purchases and redemptions. To discourage frequent Subaccount transfers, we adopted the policy described in the "Transfers Among the Subaccounts" section. This policy requires owners who request more than 12 Subaccount transfers in a calendar year to submit such requests in writing by U.S. Mail or by overnight delivery service (the "U.S. Mail requirement"). The U.S. Mail requirement creates a delay of at least one day between the time transfer decisions are made and the time such transfers are processed. This delay is intended to discourage frequent Subaccount transfers by limiting the effectiveness of abusive "market timing" strategies (in particular, "time-zone" arbitrage) that rely on "same-day" processing of transfer requests.

                      In addition, we will not honor transfer requests if any Subaccount that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Accumulation Unit values. Whether these restrictions apply is determined by the affected Portfolio(s), and although we apply the restrictions uniformly when we receive information from the Portfolio(s), we cannot guarantee that the Portfolio(s) will apply their policies and procedures in a uniform basis.

                      There can be no assurance that the U.S. Mail requirement will be effective in limiting frequent Subaccount transfers or that we can prevent all frequent Subaccount transfer activity that may adversely affect owners, other persons with material rights under the contract, or Portfolio shareholders generally. For instance, imposing the U.S. Mail requirement after 12 Subaccount transfers may not be restrictive enough to deter an owner seeking to engage in abusing market timing strategies.

                      We may revise our frequent Subaccount transfer policy and related procedures, at our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter frequent transfer activity that may adversely affect owners, other persons with material rights under the Policies, or Portfolio shareholders generally, to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on owners engaging in frequent Subaccount transfers. For example, we may invoke our right to refuse transfers if the transfer involves the same Subaccount within a 30 day period and/or we may change our procedures to monitor for a different number of transfers within a specified time period or to impose a minimum time period between each transfer.

                      There are inherent risks that changing our policies and procedures in the future may not be effective in limiting frequent Subaccount transfers. We will not implement any policy and procedure at the contract level that discriminates among owners, however, we may be compelled to adopt policies and procedures adopted by the Portfolios on behalf of the Portfolios and we will do so unless we cannot service such policies and procedures or we believe such policies and procedures contradict state or federal regulations or such policies and procedures contradict with the terms of your contract.

                      As stated in the previous paragraph, each of the Portfolios in which the Subaccounts invest may have its own policies and procedures with respect to frequent purchases and redemption of Portfolio shares. The prospectuses for the Portfolios describe any such policies and procedures. For example, a Portfolio may impose redemption fees. The frequent trading policies and procedures of a Portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other Portfolios and the policies and procedures we have adopted to discourage frequent Subaccount transfers. Under rules recently adopted by the SEC, effective October 16, 2006, we are required to enter into a written agreement with each Portfolio or its principal underwriter that will obligate us to provide promptly, upon request by the Portfolio, certain information to the Portfolio about the trading activity of individual contract owners. We must then execute any instructions from the Portfolio to restrict or prohibit further purchases or transfers by a specific contract owner of Accumulation Units or Annuity Units of the Subaccount that invests in that Portfolio, where such contract owner has been identified by the Portfolio as having engaged in transactions (indirectly through such Subaccount) that violate policies established by the Portfolio for the purpose of eliminating or reducing any dilution of the value of the outstanding shares of the Portfolio. We will inform any contract owners whose future purchases and transfers of a Subaccount's units have been restricted or prohibited by a Portfolio. Owners should be aware that we may not have the operational capability to monitor owners' Subaccount transfer requests and apply the frequent trading policies and procedures of the respective Portfolios that would be affected by the transfers. Accordingly, owners and other persons who have material rights under the contracts should assume that the sole protection they may have against potential harm from frequent Subaccount transfers is the protection, if any, provided by the policies and procedures we have adopted to discourage frequent Subaccount transfers.

                      Owners and other persons with material rights under the contracts also should be aware that the purchase and redemption orders received by the Portfolios generally are "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. These omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance contracts. The omnibus nature of these orders may limit the Portfolios' ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the Portfolios will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that may invest in the Portfolios. In addition, if a Portfolio believes an omnibus order we submit may reflect one or more Subaccount transfer requests from owners engaged in frequent transfer activity, the Portfolio may reject a portion of or the entire omnibus order. If a Portfolio rejects part of an omnibus order it believes is attributable to transfers that exceed its market timing policies and procedures, it will return the amount to us and we will credit the amount to the contract owner as of the Valuation Day of our receipt of that amount. You may realize a loss if the unit value on the Valuation Day we credit the amount back to your account has increased since the original date of your transfer.

                      We apply our policies and procedures without exception, waiver, or special arrangement.

DOLLAR COST           The Dollar Cost Averaging program permits you to
AVERAGING             systematically transfer on a monthly or quarterly basis a
PROGRAM               set dollar amount from the Subaccount investing in the GE
                      Investments Funds, Inc. -- Money Market Fund and/or the
                      Guarantee Account to any combination of other available
                      Subaccounts (as long as the total number of Subaccounts used does not exceed the maximum number allowed under the contract). The Dollar Cost Averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase
                      Accumulation Units when their value is low as well as when it is high. Dollar Cost Averaging does not assure a profit or protect against a loss.

                      You may participate in the Dollar Cost Averaging program
                      by:

                        (1) electing it on your application; or

                        (2) contacting an authorized sales representative; or

                        (3) contacting us at (800) 352-9910.

                      To use the program, you must transfer at least $100 from the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period with each transfer.

                      The Dollar Cost Averaging program will begin 30 days after we receive all required forms with your instructions and any necessary premium payment unless we allow an earlier date. We will discontinue your participation in the Dollar Cost Averaging program:

                         . on the business day we receive your request to
                           discontinue the program in writing or by telephone (assuming we have your telephone authorization form on file); or

                         . when the assets of the Subaccount investing in the
                           GE Investments Funds, Inc. -- Money Market Fund and/or interest rate guarantee period from which transfers are being made are depleted.

                      If you Dollar Cost Average from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. The Guarantee Account may not be available in all states or in all markets. We also reserve the right to transfer any remaining portion of an allocation used for Dollar Cost Averaging to a new guarantee period upon termination of the Dollar Cost Averaging program for that allocation. You may not transfer from one interest rate guarantee period to another interest rate guarantee period.

                      We also reserve the right to credit a higher rate of interest on premium payments allocated to the Guarantee Account that participate in the Dollar Cost Averaging program. We refer to this higher rate of interest as Enhanced Dollar Cost Averaging. The Dollar Cost Averaging program and/or Enhanced Dollar Cost Averaging program may not be available in all states and in all markets or through all broker-dealers who sell the contracts. If you terminate the Dollar Cost Averaging program prior to the depletion of assets from the Guarantee Account, we have the right to credit the remaining assets in the Guarantee Account the current interest rate being credited to all other Guarantee Account assets not participating in the Enhanced Dollar Cost Averaging program as of that Valuation Day.

                      There is no additional charge for Dollar Cost Averaging. A transfer under this program is not a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers we may allow in a calendar year via the Internet, telephone or facsimile.

                      We may, from time to time, offer various Dollar Cost Averaging programs. We reserve the right to discontinue new Dollar Cost Averaging programs or to modify such programs at any time and for any reason. We also reserve the right to prohibit simultaneous participation in the Dollar Cost Averaging program and Systematic Withdrawal program.

                      Owners considering participating in a Dollar Cost Averaging program should call (800) 352-9910 or an authorized sales representative to verify the availability of Dollar Cost Averaging.

PORTFOLIO             Once your premium payment has been allocated among the
REBALANCING           Subaccounts, the performance of each Subaccount may cause
PROGRAM               your allocation to shift. You may instruct us to
                      automatically rebalance on a quarterly, semi-annual, or annual basis your assets among the Subaccounts to return to the percentages specified in your allocation instructions. Your percentage allocations must be in whole percentages. The program does not include allocations to the Guarantee Account. You may elect to participate in the Portfolio Rebalancing program at any time by completing the Portfolio Rebalancing form.

                      Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, Portfolio Rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue Portfolio Rebalancing. There is no additional charge for using Portfolio Rebalancing, and we do not consider a Portfolio Rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year via the Internet, telephone or facsimile. We reserve the right to discontinue or modify the Portfolio Rebalancing program at any time and for any reason. We also reserve the right to exclude specific Subaccounts from Portfolio Rebalancing. Portfolio Rebalancing does not guarantee a profit or protect against a loss.

GUARANTEE             You may instruct us to transfer interest earned on your
ACCOUNT               assets in the Guarantee Account (if available) to the
INTEREST SWEEP        Subaccounts to which you are allocating premium payments,
PROGRAM               in accordance with your allocation instructions in effect
                      on the date of the transfer any time before the Maturity
                      Date. You must specify the frequency of the transfers
                      (either monthly, quarterly, semi-annually or annually).

                      The minimum amount in the Guarantee Account required to elect this option is $1,000, but may be reduced at our discretion. The transfers under this program will take place on the last calendar day of each period.

                      You may participate in the interest sweep program at the same time you participate in either the Dollar Cost Averaging program or the Portfolio Rebalancing program. If any interest sweep transfer is scheduled for the same day as a Portfolio Rebalancing transfer, we will process the interest sweep transfer first.

                      We limit the amount you may transfer from the Guarantee Account to the Subaccounts for any particular allocation. See the "Transfers" provision in this prospectus. We will not process an interest sweep transfer if that transfer would exceed the amount permitted to be transferred.

                      You may cancel your participation in the interest sweep program at any time by writing or calling our Home Office at the address or telephone number listed on page 1 of this prospectus. We will automatically cancel your participation in the program if your assets in the Guarantee Account are less than $1,000 or such lower amount as we may determine. There is no additional charge for the interest sweep program. We do not consider interest sweep transfers a transfer for purposes of assessing a transfer charge or for calculating the maximum number of transfers permitted in a calendar year. The interest sweep program does not assure a profit or protect against a loss.

Surrenders and Partial Surrenders


SURRENDERS            We will allow you to surrender your contract or to
AND PARTIAL           partially surrender a portion of your Contract Value at
SURRENDERS            any time before the Maturity Date upon your written
                      request, subject to the conditions discussed below.

                      We will not permit a partial surrender that is less than $100 or a partial surrender which would reduce your Contract Value to less than $1,000. If your partial surrender request would reduce your Contract Value to less than $1,000, we will surrender your contract in full. Different limits and other restrictions may apply to Qualified Contracts.

                      The amount payable on surrender of the contract is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals:

                        (1) the Contract Value (after deduction of any charge
                            for the optional rider(s) and the annual contract charge, if applicable) on the Valuation Day we receive a request for surrender; less

                        (2) any applicable surrender charge; less

                        (3) any applicable premium tax.

                      We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the contract, based on your instructions.

                      If you are taking a partial surrender, you may indicate in writing, electronically, or by calling our Home Office, from which Subaccounts or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Subaccounts on a pro-rata basis, in proportion to your assets allocated to the Separate Account. We will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time. When taking a partial surrender, any applicable surrender charges and/or applicable premium tax will be taken from the amount surrendered, unless otherwise requested.

                      We will delay making a payment if:

                        (1) the disposal or valuation of the Separate Account's
                            assets is not reasonably practicable because the New York Stock Exchange is closed;

                        (2) on nationally recognized holidays, trading is
                            restricted by the New York Stock Exchange;

                        (3) an emergency exists making the disposal or
                            valuation of securities held in the Separate
                            Account impracticable; or

                        (4) the SEC by order permits postponement of payment to
                            protect our owners.

                      Rules and regulations of the SEC will govern as to when the conditions described in (3) and (4) above exist. If we are closed on days when the New York Stock Exchange is open, Contract Value may be affected since owners will not have access to their account.

                      Please remember that partial surrenders will reduce your death benefit by the proportion that the partial surrender (including any applicable surrender charge and applicable premium tax) reduces your Contract Value. See the "Death of Owner and/or Annuitant" provision in this prospectus.

                      Partial surrenders and surrenders may also be subject to income tax and, if taken prior to age 59 1/2, an additional 10% penalty tax. See the "Federal Tax Matters" provision in this prospectus.

RESTRICTIONS ON       Section 830.105 of the Texas Government Code permits
DISTRIBUTIONS         participants in the Texas Optional Retirement Program to
FROM CERTAIN          surrender their interest in a variable annuity contract
CONTRACTS             issued under the Texas Optional Retirement Program only
                      upon:

                        (1) termination of employment in the Texas public
                            institutions of higher education;

                        (2) retirement;

                        (3) death; or

                        (4) the participant's attainment of age 70 1/2.

                      If your contract is issued to a Texas Optional Retirement Program, you must furnish us proof that one of these four events has occurred before we distribute any amounts from your contract.

SYSTEMATIC            The Systematic Withdrawal program allows you to take
WITHDRAWAL            Systematic Withdrawals of a specified amount (in equal
PROGRAM               installments of at least $100) on a monthly, quarterly,
                      semi-annual or annual basis. Your payments can begin at any time after 30 days from the date your contract is issued (unless we allow an earlier date). To participate in the program, your Contract Value initially must be at least $10,000 and you must complete our Systematic
                      Withdrawal form. You can obtain the form from an authorized sales representative or our Home Office.

                      Your Systematic Withdrawals in a contract year may not exceed the amount which is not subject to a surrender charge. See the "Surrender Charge" provision in this prospectus. We will deduct the Systematic Withdrawal amounts first from any gain in the contract and then from premiums paid. You may provide specific instructions as to which Subaccounts and/or interest rate guarantee periods we are to take the Systematic Withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by cancelling Accumulation Units on a pro-rata basis from all of the Subaccounts in which you have an interest. To the extent that your assets in the Separate Account are not sufficient to accomplish this withdrawal, we will take the remaining amount of the withdrawal from any assets you have in the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) that have been in the Guarantee Account for the longest period of time.

                      After your Systematic Withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

                         . you may request only one such change in a calendar
                           quarter; and

                         . if you did not elect the maximum amount you could
                           withdraw under this program at the time you elected the current series of Systematic Withdrawals, then you may increase the remaining payments up to the maximum amount.

                      A Systematic Withdrawal program will terminate automatically when a Systematic Withdrawal would cause the remaining Contract Value to be less than $1,000. If a Systematic Withdrawal would cause the Contract Value to be less than $1,000, then we will not process that Systematic Withdrawal transaction. If any of your Systematic Withdrawals would be or become less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue Systematic Withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum. See the "Requesting Payments" provision in this prospectus.

                      Each Systematic Withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% IRS penalty tax on Systematic Withdrawals if you are under age 59 1/2 at the time of the withdrawal.

                      Both partial surrenders at your specific request and partial surrenders under a Systematic Withdrawal program will count toward the limit of the free amount that you may surrender in any contract year under the free withdrawal privilege. See the "Surrender Charge" provision in this prospectus. Partial surrenders under a Systematic Withdrawal program may also reduce your death benefit. See the "Death of Owner and/or Annuitant" provision in this prospectus. Your Systematic Withdrawal amount could be affected if you take an additional partial surrender.

                      There is no charge for participation in the Systematic Withdrawal program, however, we reserve the right to prohibit participation in Systematic Withdrawal and Dollar Cost Averaging programs at the same time. We also reserve the right to discontinue and/or modify the Systematic Withdrawal program upon 30 days written notice to owners.

Death of Owner and/or Annuitant

DEATH BENEFIT         If the Annuitant dies before income payments begin,
AT DEATH OF           regardless of whether the Annuitant is also an owner or
ANNUITANT             joint owner of the contract, the amount of proceeds
BEFORE THE            available for the designated beneficiary (as defined
MATURITY DATE         below) is the death benefit. This death benefit may be
                      referred to as the "Annual Estate Protector /SM/" in our marketing materials. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), a death benefit will be paid in accordance with your instructions, subject to distribution rules and termination of contract provisions discussed in the contract and elsewhere in this prospectus.

                      The death benefit choices we offer are:

                        (1) the Basic Death Benefit;

                        (2) the Optional Guaranteed Minimum Death Benefit; and

                        (3) the Optional Enhanced Death Benefit.

                      We automatically provide the Basic Death Benefit to you. The Optional Guaranteed Minimum Death Benefit and the Optional Enhanced Death Benefit are available to you for an additional charge.

                      The death benefit varies based on:

                        (1) the Annuitant's age on the date the contract is
                            issued;

                        (2) the Annuitant's age on the date of his or her death;

                        (3) the number of contract years that elapse from the
                            date the contract is issued until the date of the Annuitant's death; and

                        (4) whether any premium taxes are due at the time the
                            death benefit is paid.

                      For contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the Basic Death Benefit will be equal to the greater of:

                        (1) the Contract Value as of the date we receive due
                            proof of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and any premium taxes assessed).

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                                The sum of (a) and (b) above is reduced for an adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date we receive due
                            proof of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 81 or older on the date the contract is issued, the death benefit will be equal to the Contract Value as of the date we receive due proof of death.

                      We will adjust the death benefit for partial surrenders (including any surrender charges and premium taxes assessed) in the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

                      For contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications, the Basic Death Benefit will be as follows:

                      The death benefit equals the sum of (a) and (b) where:

                        (a) the Contract Value as of the date we receive due
                            proof of death; and

                        (b) is the excess, if any, of the unadjusted death
                            benefit as of the date of the Annuitant's death over the Contract Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

                      The unadjusted death benefit varies based on the Annuitant's age at the time we issued the contract and on the Annuitant's age at the time of death.

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies before his or her first contract anniversary, the unadjusted death benefit will be equal to the greater of:

                        (1) the Contract Value as of the date of death; and

                        (2) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 80 or younger on the date the contract is issued and he or she dies after his or her first contract anniversary, the unadjusted death benefit will be equal to the greatest of:

                        (1) the greatest sum of (a) and (b), where:

                            (a) is the Contract Value on any contract
                                anniversary occurring prior to the Annuitant's 80th birthday; and

                            (b) is premium payments received after such
                                contract anniversary.

                         The sum of (a) and (b) above is reduced for an adjustment for any partial surrenders (including any surrender charges and premium taxes assessed) taken since the applicable contract anniversary.

                        (2) the Contract Value as of the date of death; and

                        (3) premium payments received, reduced for an
                            adjustment due to any partial surrenders (including any surrender charges and premium taxes assessed).

                      If the Annuitant is age 81 or older on the date the contract is issued, the unadjusted death benefit will be equal to the Contract Value as of the date of death.

                      We will adjust the death benefit for partial surrenders in (including any surrender charges and premium taxes assessed) the same proportion as the percentage that the partial surrender (including any surrender charges and premium taxes assessed) reduces the Contract Value.

                      Please refer to Appendix A in this prospectus for an example of the Basic Death Benefit calculation.

OPTIONAL              The Guaranteed Minimum Death Benefit is available to
GUARANTEED            contracts with Annuitants age 75 or younger at the time
MINIMUM DEATH         the contract is issued. If the owner elects the
BENEFIT               Guaranteed Minimum Death Benefit at the time of
                      application, upon the death of the Annuitant, we will pay to the designated beneficiary, the greater of:

                        (1) the Basic Death Benefit; and

                        (2) the Guaranteed Minimum Death Benefit.

                      The Guaranteed Minimum Death Benefit may also be referenced in our marketing materials as the "Six Percent EstateProtector/SM/."

                      If the Annuitant dies on the first Valuation Day, the Guaranteed Minimum Death Benefit will be equal to the premium payments received.

                      If the Annuitant dies after the first Valuation Day, then at the end of each Valuation Period until the contract anniversary on which the Annuitant attains age 80, the Guaranteed Minimum Death Benefit equals the lesser of (a) and (b), where:

                        (a) is the total of all premium payments we receive,
                            multiplied by two, adjusted for any partial surrenders taken prior to or during that Valuation Period; and

                        (b) is the Guaranteed Minimum Death Benefit of the
                            preceding Valuation Period, with assets in the Subaccounts increased by an effective annual rate of 6% (an "increase factor"); this does not include assets allocated to the Subaccount investing in the available GE Investments Funds, Inc. -- Money Market Fund, plus any additional premium payments we received during the current Valuation Period, adjusted for any partial surrenders taken during the current Valuation period.

                      We will adjust the Guaranteed Minimum Death Benefit for partial surrenders proportionally by the same percentage that the partial surrender (including any applicable surrender charges and premium taxes assessed) reduces the Contract Value.

                      For assets in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund, the increase factor is equal to the lesser of:

                        (1) the net investment factor of the Subaccount for
                            Valuation Period, minus one; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      For assets allocated to the Guarantee Account, the increase factor is equal to the lesser of:

                        (1) the factor for the Valuation Period equivalent to
                            the credited rate(s) applicable to such
                            allocations; and

                        (2) a factor for the Valuation Period equivalent to an
                            effective annual rate of 6%.

                      After the Annuitant attains age 80, the increase factor will be zero (0). The Guaranteed Minimum Death Benefit is effective on the Contract Date (unless another effective date is shown on the contract data page) and will remain in effect while the contract is in force and before income payments begin, or until the contract anniversary following the date we receive your written request to terminate the benefit. If we receive your request to terminate the benefit within 30 days following any contract anniversary, we will terminate the Guaranteed Minimum Death Benefit as of that contract anniversary.

                      We charge you for the Guaranteed Minimum Death Benefit. We deduct this charge against the Contract Value at each contract anniversary after the first and at the time you fully surrender the contract. At full surrender, we will charge you a pro-rata portion of the annual charge. Currently, this charge is equal to an annual rate of 0.25% of your prior contract year's average Guaranteed Minimum Death Benefit. We guarantee that this charge will not exceed an annual rate of 0.35% of your prior contract year's average Guaranteed Minimum Death Benefit. The rate charged to your contract will be fixed at the time your contract is issued. See the "Charge for the Optional Guaranteed Minimum Death Benefit" provision in this prospectus.

                      The Guaranteed Minimum Death Benefit option may not be available in all states or markets.

                      Please refer to Appendix A for an example of the Optional Guaranteed Minimum Death Benefit calculation.

OPTIONAL              The Optional Enhanced Death Benefit (which may be
ENHANCED              referred to as "Earnings Protector" in our marketing
DEATH BENEFIT         materials) adds an extra feature to our Basic Death
                      Benefit and, if applicable, the Optional Guaranteed
                      Minimum Death Benefit.

                      You may only elect the Optional Enhanced Death Benefit at the time of application. Once elected, the benefit will remain in effect while your contract is in force until income payments begin. You cannot otherwise terminate this benefit.

                      We charge you an additional amount for the Optional Enhanced Death Benefit. Currently, this amount is an annual rate of 0.20% of the average of:

                        (1) your Contract Value at the beginning of the
                            previous contract year; and

                        (2) your Contract Value at the end of the previous
                            contract year.

                      The charge for the Optional Enhanced Death Benefit is taken on each contract anniversary. We guarantee that this charge will not exceed an annual rate of 0.35% of your average Contract Value, as described above. The rate that applies to your contract will be fixed at issue. See the "Charge for the Optional Enhanced Death Benefit" provision in this prospectus.

                      The Optional Enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time the contract is issued unless we approve a different age.

                      The Optional Enhanced Death Benefit varies based on the age of the Annuitant at issue. Your optional Enhanced Death Benefit will never be less than zero.

                      If the Annuitant is age 70 or younger at the date the contract is issued, the Optional Enhanced Death Benefit equals 40% of (a) minus (b), where:

                        (a) is the Contract Value as of the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 70% of premiums paid adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      If the Annuitant is older than age 70 at the time the contract is issued, the Optional Enhanced Death Benefit equals 25% of (a) minus (b), where:

                        (a) is the Contract Value on the date we receive due
                            proof of death; and

                        (b) premiums paid, not previously surrendered.

                      This death benefit cannot exceed 40% of premiums paid, adjusted for partial surrenders. Premiums, other than the initial premium, paid within 12 months of death are not included in this calculation.

                      Under both age scenarios listed above, we take partial surrenders first from gain and then from premiums paid. For purposes of this benefit, we calculate gain as (a) plus (b) minus (c) minus (d), but not less than zero, where:

                        (a) is the Contract Value on the date we receive your
                            partial surrender request;

                        (b) is the total of any partial surrenders, excluding
                            surrender charges, previously taken;

                        (c) is the total of premiums paid; and

                        (d) is the total of any gain previously surrendered.

                      Please refer to Appendix A for an example of the Optional Enhanced Death Benefit calculation.

                      There are important things you should consider before you purchase the Optional Enhanced Death Benefit. These include:

                         . The Optional Enhanced Death Benefit does not
                           guarantee that any amounts under the benefit will become payable at death. Market declines resulting in your Contract Value being less than your premiums paid and not previously surrendered may result in no Enhanced Death Benefit being payable.

                         . Once you purchase the Optional Enhanced Death
                           Benefit, you cannot terminate it. This means that regardless of any changes in your circumstances, we will continue to assess a charge for the Optional Enhanced Death Benefit.

                         . Please take advantage of the guidance of a qualified
                           financial adviser in evaluating the Optional
                           Enhanced Death Benefit option, as well as the other aspects of the contract.

WHEN WE               We will calculate the Basic Death Benefit, the Optional
CALCULATE THE         Guaranteed Minimum Death Benefit, and Optional Enhanced
DEATH BENEFIT         Death Benefit on the date we receive due proof of death
                      at our Home Office. Until we receive complete written instructions satisfactory to us from the beneficiary, the assets will remain allocated to the Separate Account and/or the Guarantee

                      Account, according to your last instructions. This means that the calculated death benefit will fluctuate with the performance of the Subaccounts in which you are invested.

DEATH OF AN           In certain circumstances, Federal tax law requires that
OWNER OR              distributions be made under this contract upon the first
JOINT OWNER           death of:
BEFORE THE
MATURITY DATE
                         . an owner or joint owner (or the Annuitant if any
                           owner is a non-natural entity); or

                         . the Annuitant.

                      At the death of any owner (or Annuitant, if the owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the designated beneficiary:

                        (1) owner or joint owner;

                        (2) primary beneficiary;

                        (3) contingent beneficiary; or

                        (4) owner's estate.

                      We then will treat the designated beneficiary as the sole owner of the contract. If there is more than one designated beneficiary, we will treat each one separately in applying the tax law's rules described below.

                      Distribution Rules: Distributions required by Federal tax law differ depending on whether the designated beneficiary is the spouse of the deceased owner (or the spouse of the deceased Annuitant, if the contract is owned by a non-natural entity).

                         . Spouses -- If the designated beneficiary is the
                           spouse of the deceased, the spouse may continue the contract as the new owner. If the deceased was the Annuitant, and there was no surviving contingent Annuitant, the spouse will automatically become the new Annuitant. At the death of the spouse, this provision may not be used again, even if the spouse remarries. In such case, the entire interest in the contract will be paid within 5 years of such spouse's death to the beneficiary named by the spouse. If no beneficiary is named, such payment will be made to the spouse's estate. The amount payable will be equal to the death benefit on the date we receive due proof of the Annuitant's death. Any increase in the Contract Value will be allocated to the Subaccounts and/or the Guarantee Account using the premium allocation in effect at that time. Any death benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a contract for the new Contract Value on the date we received due proof of death. Any death benefit will be based on the new Annuitant's age as of the date we receive due proof of death of the original owner, rather than the age of the previously deceased Annuitant. All other provisions will continue as if the spouse had purchased the contract on the original Contract Date.

                         . Non-Spouses -- If the designated beneficiary is not
                           the spouse of the deceased person, this contract cannot be continued in force indefinitely. Instead, upon the death of any owner (or Annuitant, if the owner is a non-natural entity), payments must be made to (or for the benefit of) the designated beneficiary under one of the following payment choices:

                            (1) receive the Surrender Value in one lump sum
                                payment upon receipt of due proof of death (see the "Requesting Payments" provision);

                            (2) receive the Surrender Value at any time during
                                the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining;

                            (3) apply the Surrender Value to provide a monthly
                                income benefit under Optional Payment Plan 1 or
                                2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the designated beneficiary or a period not exceeding the designated beneficiary's life expectancy.

                      If no choice is made by the designated beneficiary within 30 days following receipt of due proof of death, we will pay the Surrender Value within 5 years of the date of death. Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the designated beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the designated beneficiary. If no person is so named, we will pay the designated beneficiary's estate.

                      Under payment choices 1 or 2, the contract will terminate upon payment of the entire Surrender Value. Under payment choice 3, this contract will terminate when we apply the Surrender Value to provide a monthly income benefit.

                      Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies, as shown below:

                                                                    Amount of
                                   Person who died                Proceeds Paid
                      ----------------------------------------------------------
                      Owner or Joint                             Surrender Value
                      Owner (who is not the Annuitant)
                      ----------------------------------------------------------
                      Owner or Joint Owner                       Death Benefit
                      (who is the Annuitant)
                      ----------------------------------------------------------
                      Annuitant                                  Death Benefit
                      ----------------------------------------------------------

                      Upon receipt of due proof of death, the designated beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN           After income payments begin, if an owner, joint owner,
OWNER, JOINT          Annuitant or designated beneficiary dies while the
OWNER, OR             contract is in force, payments that are already being
ANNUITANT             made under the contract will be made at least as rapidly
AFTER INCOME          as under the method of distribution in effect at the time
PAYMENTS BEGIN        of death, notwithstanding any other provision in the
                      contract.

Income Payments

                      The Maturity Date is the date income payments begin, provided the Annuitant is still living on that date. A Maturity Date that occurs or is scheduled to occur at an advanced age (e.g., past age 85), may in certain circumstances have adverse income tax consequences. See the "Federal Tax Matters" provision of this prospectus. The Maturity Date may be changed in one year increments up until the time payments begin. You may change the Maturity Date to any date at least ten years after the date of the last premium payment and within one year of the last scheduled Maturity Date. To change the Maturity Date, send a written notice to our Home Office before the Maturity Date then in effect. We reserve the right to establish a maximum Maturity Date. If you change the Maturity Date, the Maturity Date will mean the new Maturity Date you selected. Contracts issued to qualified retirement plans provide for income payments to start on the date and under the option specified by the plan.

                      We will pay a monthly income benefit to the owner beginning on the Maturity Date provided the Annuitant is still living. We will pay the monthly income benefit in the form of Life Income with 10 Years Certain plan variable payments, using the gender (where appropriate) and settlement age of the Annuitant instead of the payee, unless you make another election as described below. As described in your contract, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive Surrender Value of your contract on the date immediately preceding the Maturity Date in a lump sum, in which case we will cancel the contract. See the "Requesting Payments" provision in this prospectus.

                      Payments will continue for the life of the Annuitant under the Life Income with 10 Years Certain plan, if he or she lives longer than 10 years. If the Annuitant dies before the end of 10 years, we will discount the remaining payments for the 10 year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in a lump sum.

                      The contract provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plan 1 and Optional Payment Plan 5 also are available on a variable basis.

                      If you elect fixed income payments, the guaranteed amount payable will earn interest at a minimum rate of 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

                      If you elect variable income payments, the dollar amount of the first variable income payment will depend on the annuity purchase rates described in your contract for the optional payment plan you choose. These rates vary based on the Annuitant's settlement age and if applicable, gender, upon the settlement age and gender of a second person you designate (if applicable). Under such tables, the longer the life expectancy of the Annuitant or the longer the period for which we guarantee to make payments under the option, the smaller the amount the first variable income payment will be. After your first income payment, the dollar amount of your income payments will vary based on the investment performance of the Subaccount(s) in which you invest and the contract's assumed interest rate.

                      The assumed interest rate is an assumption we make regarding the investment performance of the Portfolios you select. This rate is simply the total return, after expenses, you need to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Subaccounts, measured between the day that the last payment was made and the day on which we are calculating the new payment, is greater than 3%, then the dollar amount of your income payment will increase.

                      We will make income payments monthly unless you elect to receive payments quarterly, semi-annually, or annually. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the Surrender Value in a lump sum. See the "Requesting Payments" provision in this prospectus. Upon making such a payment, we will have no future obligation under the contract.

                      The amount of your income payments will depend on four things:

                         . your Surrender Value on the Valuation Day
                           immediately preceding the Maturity Date;

                         . the settlement age on the Maturity Date, and if
                           applicable, the gender of the Annuitant;

                         . the specific payment plan you choose; and

                         . if you elect variable income payments, the
                           investment performance of the Portfolios selected.

                      As provided in your contract, we may adjust the age used to determine income payments, and we may deduct premium taxes from your payments.

OPTIONAL              The following Optional Payment Plans are available under
PAYMENT PLANS         the contract:

                      Plan 1 -- Life Income with Period Certain. This option guarantees periodic monthly payments for the lifetime of the payee with a minimum number of years of payments. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be made annually, semi-annually, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in a lump sum to the payee's estate, unless otherwise provided.

                      Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be made annually, semi-annually, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest, in a lump sum to the payee's estate, unless otherwise provided. This plan is not available to contracts issued as Qualified Contracts.

                      Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10 year period at the same rate used in calculating income payments. We will pay the discounted amount in a lump sum to the survivor's estate, unless otherwise provided.

                      If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan. Fixed income payments, if selected, will begin on the date we receive due proof of the Annuitant's death, or on the Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

                      All payments under Option Payment Plan 2 (Income for a Fixed Period), Optional Payment Plan 3 (Income of a Definite Amount) and Optional Payment Plan 4 (Interest Income) may be redeemed by the payee upon written request to our Home Office. Payments made under Optional Payment Plan 1 (Life Income with Period Certain) and Optional Payment Plan 5 (Joint Life and Survivor Income) are not redeemable. If payments under Optional Payment Plans 2, 3 or 4 are variable income payments, and a request for redemption is received in good order, the payment will be made within seven days in accordance with the "Surrenders and Partial Surrenders" provision. If payments under Optional Payment Plan 2, Optional Payment Plan 3 or Optional Payment 4 are fixed income payments, and a request for redemption is received in good order, the payment will generally be made within seven days, however, some states require us to reserve the right to defer payments from the Guarantee Account for up to six months from the date we receive the request for payment.

VARIABLE              The monthly amount of your first variable income payment
INCOME                will equal your Contract Value as of the Maturity Date,
PAYMENTS              less any premium taxes, multiplied by the monthly payment
                      rate for the payment plan you choose (at an assumed interest rate of 3%), divided by 1,000. We determine subsequent payments based on Annuity Units.

                      On the Maturity Date, we determine the number of Annuity Units for each Subaccount. This number will not change unless you make a transfer. On the Maturity Date, the number of Annuity Units for a Subaccount is the portion of the first payment from that Subaccount divided by the Annuity Unit value for that Subaccount on the day the first payment is due. Each subsequent variable income payment will equal the sum of payments for each Subaccount. The payment for a Subaccount is the number of

                      Annuity Units for that Subaccount multiplied by the Annuity Unit value for that Subaccount seven days before the monthly anniversary of the Maturity Date.

                      Following the Maturity Date, the Annuity Unit value of each Subaccount for any Valuation Period will equal the Annuity Unit value for the preceding Valuation Period multiplied by the product of (a) and (b), where:

                        (a) is the net investment factor for the Valuation
                            Period for which we are calculating the Annuity Unit value; and

                        (b) is an assumed interest rate factor equal to
                            .99991902 raised to a power equal to the number of days in the Valuation Period.

                      The assumed interest rate factor in (b) above is the daily equivalent of dividing by one plus the assumed investment interest rate of 3%. We may offer a plan that has a different assumed investment interest rate. If we do, the assumed interest rate factor we use in (b) above would change.

TRANSFERS             If we are making variable income payments, the payee may
AFTER THE             change the Subaccounts from which we are making the
MATURITY DATE         payments once each calendar year. The transfer will be
                      effective as of the end of the Valuation Period during which we receive the written transfer request at our Home
                      Office. However, we reserve the right to refuse to execute any transfer if any of the Subaccounts that would be affected by the transfer is unable to purchase or redeem shares of the Portfolio in which the Subaccount invests or if the transfer would adversely affect Annuity
                      Unit Values. If the number of Annuity Units remaining in an Subaccount after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer. We will not transfer into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer. We will not charge for transfers made after the Maturity Date.

                      We do not permit transfers between the Subaccounts and the Guarantee Account after the Maturity Date. We also do not permit transfers in the Guarantee Account from one interest rate guarantee period to another interest rate guarantee period.

Federal Tax Matters

INTRODUCTION          This part of the prospectus discusses the Federal income
                      tax treatment of the contract. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances.

                      This discussion does not address all of the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

TAXATION OF           This part of the discussion describes some of the Federal
NON-QUALIFIED         income tax rules applicable to Non-Qualified Contracts. A
CONTRACTS             Non-Qualified Contract is a contract not issued in
                      connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a Section 401(k) plan.

                      Tax deferral on earnings. The Federal income tax law generally does not tax any increase in an owner's Contract Value until there is a distribution from the contract. However, certain requirements must be satisfied in order for this general rule to apply, including:

                         . an individual must own the contract (or the tax law
                           must treat the contract as owned by an individual);

                         . the investments of the Separate Account must be
                           "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

                         . the owner's right to choose particular investments
                           for a contract must be limited; and

                         . the contract's Maturity Date must not occur near the
                           end of the Annuitant's life expectancy.

                      Contracts not owned by an individual -- no tax deferral and loss of interest deduction. As a general rule, the Code does not treat a contract that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the contract pays tax each year on the annual increase in Contract Value. Contracts issued to a corporation or a trust are examples of contracts where the owner is taxed on the contract's earnings.

                      There are several exceptions to this rule. For example, the Code treats a contract as owned by an individual if the nominal owner is a trust or other entity that holds the contract as an agent for an individual. However, this non-qualified exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

                      In the case of a contract issued after June 8, 1997 to a taxpayer that is not an individual, or a contract held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the nonnatural owner pays tax on the annual increase in the Contract Value. Entities that are considering purchasing the contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax adviser.

                      Investments in the Separate Account must be diversified. For a contract to be treated as an annuity contract for Federal income tax purposes, the investments of the Separate Account must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of the Separate Account, including the assets of each Portfolio in which the Separate Account invests, are adequately diversified. If the Separate Account fails to comply with these diversification standards, the owner could be required to pay tax for the year of such failure and each subsequent year on the untaxed income accumulated in the contract.

                      Although we do not control the investments of all of the Funds, we expect that the Funds will comply with the IRS regulations so that the Separate Account will be considered "adequately diversified."

                      Restrictions on the extent to which an owner can direct the investment of assets. In some circumstances, owners of variable contracts who possess excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contract, we believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contract to bring it into conformity with applicable standards should such modification be necessary to prevent an owner of the contract from being treated as the owner of the underlying Separate Account assets. However, there is no assurance such efforts would be successful.

                      Age at which income payments must begin. Federal income tax rules do not expressly identify a particular age by which income payments must begin. However, those rules do require that an annuity contract provide for amortization, through income payments of the contract's premiums paid and earnings. If income payments begin or are scheduled to begin at a date that the IRS determines does not satisfy these rules, interest and gains under the contract could be taxable each year as they accrue.

                      No guarantees regarding tax treatment. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the remainder of this discussion assumes that your contract will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Contract Value until there is a distribution from your contract.

                      Partial and total surrenders. A partial surrender occurs when you receive less than the total amount of the contract's Surrender Value. In the case of a partial surrender, you will pay tax on the amount you receive to the extent your Contract Value before the partial surrender exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your contract) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

                      A surrender occurs when you receive the total amount of the contract's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

                      Your "investment in the contract" generally equals the total of your premium payments under the contract, reduced by any amounts you previously received from the contract that you did not include in your income.

                      Your contract imposes charges relating to the death benefit, including any death benefit provided under an optional rider. It is possible that all or a portion of these charges could be treated as partial surrenders from the contract.

                      In the case of Systematic Withdrawals, the amount of each Systematic Withdrawal should be considered a distribution and taxed in the same manner as a partial surrender from the contract.

                      Assignments and pledges. The Code treats any assignment or pledge of (or agreement to assign or pledge) any portion of your Contract Value as a partial surrender of such amount or portion.

                      Gifting a contract. If you transfer ownership of your contract -- without receiving full and adequate consideration -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Contract Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

                      Taxation of income payments. The Code imposes tax on a portion of each income payment (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." We will notify you annually of the taxable amount of your income payment.

                      Pursuant to the Code, you will pay tax on the full amount of your income payments once you have recovered the total amount of the "investment in the contract." If income payments cease because of the death of the Annuitant(s) and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

                      If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Optional Payment Plan 3 depending on the relationship of the amount of the periodic payments to the period over which they are paid.

                      Taxation of the death benefit. We may distribute amounts from your contract because of the death of an owner, a joint owner, or an Annuitant. The tax treatment of these amounts depends on whether the owner, joint owner, or Annuitant dies before or after the Maturity Date.

                      Taxation of Death Benefit if Paid Before the Maturity
                      Date:

                         . the death benefit is taxed in the same manner as an
                           income payment if received under an optional payment plan;

                         . if not received under an optional payment plan, the
                           death benefit is taxed in the same manner as a surrender or a partial surrender, depending on the manner in which the death benefit is paid.

                      Taxation of Death Benefit if Paid After the Maturity Date:

                         . The death benefit is includible in income to the
                           extent it exceeds the unrecovered "investment in the contract."

                      Penalty taxes payable on surrenders, partial surrenders or income payments. The Code may impose a penalty tax equal to 10% of the amount of any payment from your contract that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include partial and total surrenders or income payments that:

                         . you receive on or after you reach age 59 1/2;

                         . you receive because you became disabled (as defined
                           in the tax law);

                         . are received on or after the death of an owner; or

                         . you receive as a series of substantially equal
                           periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer.

                      It is uncertain whether Systematic Withdrawals will qualify for this last exception. If they do, any modification of the Systematic Withdrawals, including additional partial surrenders apart from the Systematic Withdrawals, could result in certain adverse tax consequences. In addition, a transfer between the Subaccounts may result in payments not qualifying for this exception.

                      Special rules if you own more than one contract. In certain circumstances, you may have to combine some or all of the Non-Qualified Contracts you own in order to determine the amount of an income payment, a total surrender, or a partial surrender that you must include in income. For example:

                         . if you purchase a contract described by this
                           prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract;

                         . if you purchase two or more deferred annuity
                           contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract for certain purposes.

                      The effects of such aggregation are not clear. However, it could affect:

                         . the amount of a surrender, a partial surrender or an
                           income payment that you must include in income; and

                         . the amount that might be subject to a penalty tax.

SECTION 1035          Under Section 1035 of the Code, the exchange of one
EXCHANGES             annuity contract for another annuity contract generally
                      is not taxed (unless cash is distributed). To qualify as a nontaxable exchange however, certain conditions must be satisfied, e.g., the obligee(s) under the new annuity contract must be the same obligee(s) as under the original contract.

                      Upon the death of a non-spousal joint owner, the contract provides the surviving joint owner with the option of using the proceeds of this contract to purchase a separate annuity contract with terms and values that are substantially similar to those of this contract. Exercise of this option will not qualify as a tax-free exchange under Section 1035.

QUALIFIED             We also designed the contracts for use in connection with
RETIREMENT            certain types of retirement plans that receive favorable
PLANS                 treatment under the Code. Contracts issued to or in
                      connection with retirement plans that receive special tax treatment are called "Qualified Contracts." We may not offer all of the types of Qualified Contracts described herein in the future. Prospective purchasers should contact our Home Office for information on the availability of Qualified Contracts at any given time.

                      The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this prospectus makes no attempt to provide more than general information about use of the contract with the various types of qualified retirement plans. Persons intending to use the contract in connection with a qualified retirement plan should obtain advice from a tax adviser.

                      Types of Qualified Contracts. The types of Qualified Contracts currently being offered include:

                         . Traditional Individual Retirement Accounts (IRAs)
                           permit individuals to make annual contributions of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. Certain employers may establish Simplified Employee Pensions
                           (SEPs), which have higher contribution limits, on behalf of their employees. The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether death benefits such as those in the contract comport with IRA qualification requirements.

                         . Roth IRAs permit certain eligible individuals to
                           make non-deductible contributions to a Roth IRA. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% IRS penalty tax may apply to distributions made: (1) before age 591/2 (subject to certain exceptions); or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

                         . Corporate pension and profit-sharing plans under
                           Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans ("H.R. 10 or Keough plans") for themselves and their employees.

                         . 403(b) Plans allow employees of certain tax-exempt
                           organizations and public schools to exclude from their gross income the premium payments made, within certain limits, to a contract that will provide an annuity for the employee's retirement. Distributions of: (1) salary reduction contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 591/2, severance from employment, death or disability. Salary reduction contributions (but not earnings) may also be distributed upon hardship, but would generally be subject to penalties.

                      Terms of qualified retirement plans and Qualified Contracts. The terms of a qualified retirement plan may affect your rights under a Qualified Contract. When issued in connection with a qualified retirement plan, we will amend a contract as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the contract, unless we consent.

                      Employer qualified plans. Qualified plans sponsored by an employer or employee organization are governed by the provisions of the Code and the Employee Retirement Income Security Act, as amended ("ERISA"). ERISA is administered primarily by the U.S. Department of Labor. The Code and ERISA include requirements that various features be contained in an employer qualified plan with respect to: participation; vesting; funding; nondiscrimination; limits on contributions and benefits; distributions; penalties; duties of fiduciaries; prohibited transactions; withholding; reporting and disclosure.

                      In the case of certain qualified plans, if a participant is married at the time benefits become payable, unless the participant elects otherwise with written consent of the spouse, the benefits must be paid in the form of a qualified joint and survivor annuity. A qualified joint and survivor annuity is an annuity payable for the life of the participant with a survivor annuity for the life of the spouse in an amount that is not less than one-half of the amount payable to the participant during his or her lifetime. In addition, a married participant's beneficiary must be the spouse, unless the spouse consents in writing to the designation of a different beneficiary.

                      If this contract is purchased as an investment of a qualified plan, the owner will be either an employee benefit trust or the plan sponsor. Plan participants and beneficiaries will have no ownership rights in the contract. Only the owner, acting through its authorized representative(s) may exercise contract rights. Participants and beneficiaries must look to the plan fiduciaries for satisfaction of their rights to benefits under the terms of the qualified plan.

                      Where a contract is purchased by an employer-qualified plan, we assume no responsibility regarding whether the contract's terms and benefits are consistent with the requirements of the Code and ERISA. It is the responsibility of the employer, plan trustee, plan administrator and/or other plan fiduciaries to satisfy the requirements of the Code and ERISA applicable to the qualified plan. This prospectus does not provide detailed tax or ERISA information. Various tax disadvantages, including penalties, may result from actions that conflict with requirements of the Code or ERISA, and the regulations pertaining to those laws. Federal tax laws and ERISA are continually under review by Congress. Any changes in the laws or in the regulations pertaining to the laws may affect the tax treatment of amounts contributed to employer qualified plans and the fiduciary actions required by ERISA.

                      IRA's and Roth IRA's. The Code permits individuals to make annual contributions to IRA's of up to the lesser of a specified dollar amount for the year or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. The Code also permits certain eligible individuals to contribute to make non-deductible contributions to a Roth IRS in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

                      The Internal Revenue Service has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in this contract comports with IRA qualification requirements.

                      You will be the owner of a contract issued as an IRA or Roth IRA, and will be responsible for exercising your rights as owner in accordance with applicable tax rules, including limitations for contributions and distributions.

                      The death benefit and Qualified Contracts. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit, including that provided by any death benefit rider option, from being provided under the contracts when we issue the contracts as Traditional IRAs, Roth IRAs or SEPs. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional IRA, a Roth IRA or a SEP could disqualify a contract and result in increased taxes to the owner.

                      It is also possible that the death benefit could be characterized as an incidental death benefit. If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a Section 403(b) plan. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

                      Treatment of Qualified Contracts compared with Non-Qualified Contracts. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Contracts, many of the rules are different. For example:

                         . the Code generally does not impose tax on the
                           earnings under either Qualified or Non-Qualified Contracts until the earnings are distributed;

                         . the Code does not limit the amount of premium
                           payments and the time at which premium payments can be made under Non-Qualified Contracts. However, the Code does limit both the amount and frequency of premium payments made to Qualified Contracts;

                         . the Code does not allow a deduction for premium
                           payments made for Non-Qualified Contracts, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Contract;

                         . Under most qualified retirement plans, the owner
                           must begin receiving payments from the contract in certain minimum amounts by a certain date, generally April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2 for Traditional IRAs and SEPs and April 1 of the calendar year following the later of the calendar year in which the employee (except for a 5 percent owner) retires or attains age 70 1/2 for other Qualified Contracts. Roth IRAs do not require any distributions during the owner's lifetime. The death benefit under your contract may increase the amount of the minimum required distribution that must be taken from your contract.

                      The Federal income tax rules applicable to qualified retirement plans and Qualified Contracts vary with the type of plan and contract. For example, Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified retirement plan and the circumstances of the plan participant, e.g., the participant's compensation.

                      Amounts received under Qualified Contracts. Federal income tax rules generally include distributions from a Qualified Contract in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Contracts there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied. In addition, failure to comply with the minimum distribution rules applicable to certain qualified retirement plans, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified retirement plan.

                      Federal penalty taxes payable on distributions. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Contract that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a partial surrender, surrender, or annuity payment:

                         . received on or after the owner reaches age 59 1/2;

                         . received on or after the owner's death or because of
                           the owner's disability (as defined in the tax law);

                         . received as a series of substantially equal periodic
                           payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer; or

                         . received as reimbursement for certain amounts paid
                           for medical care.

                      These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified retirement plans. However, the specific requirements of the exception may vary.

                      Moving money from one Qualified Contract or qualified retirement plan to another. Rollovers and transfers: In many circumstances you may move money between Qualified Contracts and qualified retirement plans by means of a rollover or a transfer. Recent legislation has expanded these rollover options, including permitting for the first time the rollover of your after-tax contributions, for distributions made between 2002 and 2011. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified tax adviser before you move or attempt to move assets between any Qualified Contract or plan and another Qualified Contract or plan.

                      Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from Section 401(a) plans, Section 403(b) plans, H.R. 10 plans, and Qualified Contracts used in connection with these types of plans. The direct rollover rules do not apply to distributions from IRAs. The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the owner elects to have the amount directly transferred to certain Qualified Contracts or plans. Certain restrictions apply to the ability to rollover any after-tax amounts.

                      Prior to receiving an eligible rollover distribution from us, we will provide you with a notice explaining these requirements and the procedure for avoiding 20% withholding by electing a direct rollover.

FEDERAL               We will withhold and remit to the IRS a part of the
INCOME TAX            taxable portion of each distribution made under a
WITHHOLDING           contract unless the distributee notifies us at or before
                      the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax.
                      At the time you request a partial or total surrender, or income payment, we will send you forms that explain the withholding requirements.

STATE INCOME          If required by the law of your state, we will also
TAX WITHHOLDING       withhold state income tax from the taxable portion of
                      each distribution made under the contract, unless you make an available election to avoid withholding. If permitted under state law, we will honor your request for voluntary state withholding.

TAX STATUS OF         Under existing Federal income tax laws, we do not pay tax
THE COMPANY           on investment income and realized capital gains of the
                      Separate Account. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by the Separate Account. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the Separate Account, we may impose a charge against the Separate Account to pay the taxes.

CHANGES IN THE        This discussion is based on the Code, IRS regulations,
LAW                   and interpretations existing on the date of this
                      prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Requesting Payments

                      To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any partial surrender or total surrender proceeds from the Separate Account within seven days after receipt at our Home Office of a request in good order. We will also ordinarily make payment of lump sum death benefit proceeds from the Separate Account within seven days from the receipt of due proof of death and all required forms. We will determine the amount of the payment as of the end of the Valuation Period during which our Home Office receives the payment request or due proof of death and all required forms.

                      In most cases, when we pay death benefit proceeds in a lump sum, we will pay these proceeds either:

                        (1) to your designated beneficiary directly in the form
                            of a check; or

                        (2) by establishing an interest bearing account, called
                            the "Secure Access Account," for the designated beneficiary, in the amount of the death benefit.

                      When establishing the Secure Access Account we will send the designated beneficiary a checkbook within seven days after we receive all the required documents, and the designated beneficiary will have immediate access to the account simply by writing a check for all or any part of the amount of the death benefit payment. The Secure Access Account is part of our General Account. It is not a bank account and it is not insured by the FDIC or any other government agency. As part of our General Account, it is subject to the claims of our creditors. We receive a benefit from all amounts left in the Secure Access Account. If we do not receive instructions from the designated beneficiary with regard to the form of death benefit payment, we will automatically establish the Secure Access Account.

                      We will delay making a payment from the Subaccount or applying Subaccount value to a payment plan if:

                        (1) the disposal or valuation of the Subaccount is not
                            reasonably practicable because:

                            . the SEC declares that an emergency exists (due to
                              the emergency the disposal or valuation of the Separate Account's assets is not reasonably practicable);

                            . the New York Stock Exchange is closed for other
                              than a regular holiday or weekend;

                            . trading is restricted by the SEC; or

                        (2) the SEC, by order, permits postponement of payment
                            to protect our owners.

                      State law requires that we reserve the right to defer payments from the Guarantee Account for a partial or total surrender for up to six months from the date we receive your request at our Home Office. We also may defer making any payments attributable to a check or draft that has not cleared until we are satisfied that the check or draft has been paid by the bank on which it is drawn.

                      If mandated under applicable law, we may be required to reject a premium payment and/or block an owner's account and thereby refuse to pay any requests for transfers, partial surrenders, or death benefits until instructions are received from the appropriate regulators. We may also be required to provide additional information about you or your account to government regulators.

Sales of the Contracts


PRINCIPAL             We have entered into an underwriting agreement with
UNDERWRITER           Capital Brokerage Corporation (doing business in Indiana
                      as Genworth Financial Brokerage Corporation)
                      (collectively, "Capital Brokerage Corporation") for the distribution and sale of the contracts. Pursuant to this agreement, Capital Brokerage Corporation serves as principal underwriter for the contracts, offering them on a continuous basis. Capital Brokerage Corporation is located at 3001 Summer Street, 2nd Floor, Stamford,
                      Connecticut 06905.

                      Capital Brokerage Corporation was organized as a corporation under the laws of the state of Washington in 1981 and is an affiliate of ours. Capital Brokerage Corporation is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the NASD.

SALES OF THE          Capital Brokerage Corporation offers the contracts
CONTRACTS             through its registered representatives who are registered
                      with the NASD and with the states in which they do business. More information about Capital Brokerage
                      Corporation and the registered representatives is available at http://www.nasdr.com or by calling (800)
                      289-9999. You also can obtain an investor brochure from NASD Regulation describing its Public Disclosure Program.
                      Registered representatives with Capital Brokerage
                      Corporation are also licensed as insurance agents in the states in which they do business and are appointed with the Company.

                      Capital Brokerage Corporation also enters into selling agreements with an affiliated broker-dealer and unaffiliated broker-dealers to sell the contracts. The registered representatives of these selling firms are registered with the NASD and with the states in which they do business, are licensed as insurance agents in the states in which they do business and are appointed with us.

                      We pay compensation to Capital Brokerage Corporation for promotion and sales of the contracts by its registered representatives as well as by affiliated and unaffiliated selling firms. This compensation consists of sales commissions and other cash and non-cash compensation. The maximum commission we may pay is 7.0% of your aggregate premium payments.

                      The maximum commission consists of three parts -- commissions paid to internal and external wholesalers of Capital Brokerage Corporation ("wholesalers" are individuals employed by the Company and registered with Capital Brokerage Corporation that promote the offer and sale of the contracts), commissions paid to the affiliated and unaffiliated brokerage firm for whom the registered representative that sold your contract is employed ("selling firms") and an amount paid to the selling firm for marketing and other payments related to the sale of the contract. Wholesalers with Capital Brokerage Corporation receive a maximum commission of 0.5% of your aggregate premium payments.

                      After commission is paid to the wholesalers of Capital Brokerage Corporation, a commission is then paid to the selling firm. A maximum commission of 5.5% of your aggregate premium payments. The exact amount of commission paid to the registered representative who sold you your contract is determined by the brokerage firm for whom the representative is employed.

                      All selling firms receive commissions as described above based on the sale and receipt of purchase payments on the contract. Unaffiliated selling firms receive additional compensation, including marketing allowances and other payments. The maximum marketing allowance paid on the sale of a contract is 1.0% of premium payments received. At times, Capital Brokerage Corporation may make other cash and non-cash payments to selling firms, (as well as receive payments from selling firms) for expenses relating to the recruitment and training of personnel, periodic sales meetings, the production of promotional sales literature and similar expenses. These expenses may also relate to the synchronization of technology between the Company, Capital Brokerage Corporation and the selling firm in order to coordinate data for the sale and maintenance of the contract. In addition, registered representatives may be eligible for non-cash compensation programs offered by Capital Brokerage Corporation or an affiliated company, such as conferences, trips, prizes and awards. The amount of other cash and non-cash compensation paid by Capital Brokerage Corporation or its affiliated companies ranges significantly among the selling firms. Likewise, the amount received by Capital Brokerage Corporation from the selling firms ranges significantly.

                      The commissions listed above are maximum commissions paid, and reflect situations where we pay a higher commission for a short period of time for a special promotion.

                      Commissions paid on the contracts, including other incentives and payments, are not charged directly to you or to your Contract Value, but indirectly through fees and charges imposed under the contracts.

                      All commissions, special marketing allowances and other payments made or received by Capital Brokerage Corporation to or from selling firms come from or are allocated to the general assets of Capital Brokerage Corporation or one of its affiliated companies. Therefore, regardless of the amount paid or received by Capital Brokerage Corporation or one of its affiliated companies, the amount of expenses you pay under the contract do not vary because of such payments to or from such selling firms.

                      Even though your contract costs are not determined based on amounts paid to or received from Capital Brokerage Corporation or the selling firm, the prospect of receiving, or the receipt of, additional compensation as described above may create an incentive for selling firms and/or their registered representative to sell you this product versus a product with respect to which a selling firm does not receive additional compensation, or a lower level of additional compensation. You may wish to take such compensation arrangements into account when considering and evaluating any recommendation relating to the contracts.

                      During 2005, 2004 and 2003, $62.0 million, $83.3 million
                      and $123.3 million, respectively, was paid to Capital Brokerage Corporation for the sale of contracts in the Separate Account and any new purchase payments received. In 2005, 2004 and 2003, no underwriting commissions were paid to Capital Brokerage Corporation. Although neither we nor Capital Brokerage anticipate discontinuing the offering of the contracts, we do reserve the right to discontinue offering the contracts at any time.

Additional Information

OWNER                 The obligations to owners under the contracts are ours.
QUESTIONS             Please direct your questions and concerns to us at our
                      Home Office.

RETURN                Within the free-look period after you receive the
PRIVILEGE             contract, you may cancel it for any reason by delivering
                      or mailing it postage prepaid to:

                             Genworth Life and Annuity Insurance Company
                                        Annuity New Business
                                       6610 West Broad Street
                                      Richmond, Virginia 23230

                      If you cancel your contract, it will be void, and we will send you a refund computed as of that date. Your refund will be computed as follows:

                        (1) if your Contract Value has increased or has stayed
                            the same, your refund will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract;

                        (2) if your Contract Value has decreased, your refund
                            will equal your Contract Value, minus any Bonus Credits applied, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned contract and plus any investment loss, including any charges made by the Portfolios, attributable to Bonus Credits as of the date we received the returned contract; or

                        (3) if required by the law of your state, your premium
                            payments minus any partial surrenders you previously have taken.

                      This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge when your contract is canceled during the free-look period.

STATE                 As a life insurance company organized and operated under
REGULATION            the laws of the Commonwealth of Virginia, we are subject
                      to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

                      Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

EVIDENCE OF           We may require proof of the age, gender or survival of
DEATH, AGE,           any person or persons before actions on any applicable
GENDER OR             contract provision.
SURVIVAL

RECORDS AND           As presently required by the 1940 Act and applicable
REPORTS               regulations, we are responsible for maintaining all
                      records and accounts relating to the Separate Account. At least once each year, we will send you a report showing information about your contract for the period covered by the report. The report will show the total Contract Value and a break-down of the assets of each Subaccount and the Guarantee Account. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each Portfolio to which you have allocated assets to a corresponding Subaccount, as required by the 1940 Act. In addition, you will receive a written confirmation when you make premium payments, transfers, or take partial surrenders.

OTHER                 We have filed a Registration Statement with the SEC,
INFORMATION           under the Securities Act of 1933 as amended, for the
                      contracts being offered by this prospectus. This prospectus does not contain all the information in the Registration Statement, its amendments and exhibits.
                      Please refer to the Registration Statement for further information about the Separate Account, the Company, and the contracts offered. Statements in this prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL                 We face a significant risk of litigation and regulatory
PROCEEDINGS           investigations and actions in the ordinary course of
                      operating our businesses, including the risk of class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. In our insurance operations, we are or may become subject to class actions and individual suits alleging, among other things, issues relating to sales or underwriting practices, payment of contingent or other sales commissions, claims payments and procedures, product design, product disclosure, administration, additional premium charges for premiums paid on a periodic basis, denial or delay of benefits, charging excessive or impermissible fees on products, recommending unsuitable products to customers and breaching fiduciary or other duties to customers. In our investment-related operations, we are subject to litigation involving commercial disputes with counterparties. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. We are also subject to various regulatory inquiries, such as information requests, subpoenas and books and record examinations, from state and federal regulators and other authorities.
                      A substantial legal liability or a significant regulatory action against us could have an adverse effect on our business, financial condition and results of operations.
                      Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition and results of operations.

                      Recently, the insurance industry has become the focus of increased scrutiny by regulatory and law enforcement authorities concerning certain practices within the insurance industry. In this regard, in May 2005, we received a subpoena from the Northeast Regional Office of the SEC, requiring the production of documents related to "certain loss mitigation insurance products," such as finite reinsurance. We responded to the SEC's subpoena in June and July 2005. Additionally, in May and June 2005, we received information requests from the State of Delaware Department of Insurance and the State of Connecticut Insurance Department on the same general subject, to which we responded. In 2005, GE received a subpoena from the United States Attorney's Office for the Southern District of New York, also on the same general subject. In the subpoena, GE is defined as including, among other things, its subsidiaries and affiliates. We cooperated with GE in connection with GE's response to the subpoena.

                      Although we do not believe that the current investigations and proceedings will have a material adverse effect on our business, financial condition or results of operations, we cannot assure you that this will be the case. In addition, it is possible that related investigations and proceedings may be commenced in the future, and we could become subject to further investigations and have lawsuits filed against us. In any event, increased regulatory scrutiny and any resulting investigations or proceedings could result in new legal precedents and industry-wide regulations or practices that could adversely affect our business, financial condition and results of operation.

                      Capital Brokerage Corporation is not in any pending or threatened lawsuits that are reasonably likely to have a material adverse impact on us or the Separate Account.

                      Although it is not anticipated that these developments will have an adverse impact on us, the Separate Account or on the ability of Capital Brokerage Corporation to perform under its principal underwriting agreement, there can be no assurance at this time.

Appendix A

Examples -- Death Benefit Calculations


                      The following examples are for contracts issued on or after the later of May 15, 2001 or the date on which state insurance authorities approve applicable state modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant is age 70 on the Contract Date then:

                                                   Basic
                      Annuitant's End of Contract  Death
                          Age      Year   Value   Benefit
                      ------------------------------------
                          71         1   $103,000 $103,000
                          72         2    110,000  110,000
                          73         3     80,000  110,000
                          74         4    120,000  120,000
                          75         5    130,000  130,000
                          76         6    150,000  150,000
                          77         7    160,000  160,000
                          78         8    130,000  160,000
                          79         9     90,000  160,000
                          80        10    170,000  170,000
                          81        11    140,000  170,000
                          82        12    190,000  190,000
                          83        13    150,000  170,000
                      ------------------------------------

                      Partial surrenders will reduce the Basic Death Benefit by the proportion the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                                                  Basic
                                Premium Contract  Death
                         Date   Payment  Value   Benefit
                        --------------------------------
                        3/31/06 $25,000 $25,000  $25,000
                        3/31/14          50,000   50,000
                        3/31/15          35,000   50,000
                        --------------------------------

                      If a partial surrender of $17,500 is taken on March 31, 2015, the Basic Death Benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the Basic Death Benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date we receive due proof of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

                      The following examples are for contracts issued prior to May 15, 2001 or prior to the date on which state insurance authorities approve applicable contract modifications.

BASIC DEATH           The purpose of this example is to show how the Basic
BENEFIT               Death Benefit works based on purely hypothetical values
                      and is not intended to depict investment performance of the contract.

                      Example:  Assuming an owner:

                        (1) purchases a contract for $100,000;

                        (2) makes no additional premium payments and takes no
                            partial surrenders;

                        (3) is not subject to premium taxes; and

                        (4) the Annuitant's age is 70 on the Contract Date then:

                   Annuitant's End of Contract  Unadjusted
                       Age      Year   Value   Death Benefit
                   -----------------------------------------
                       71         1   $103,000   $103,000
                       72         2    110,000    110,000
                       73         3     80,000    110,000
                       74         4    120,000    120,000
                       75         5    130,000    130,000
                       76         6    150,000    150,000
                       77         7    160,000    160,000
                       78         8    130,000    160,000
                       79         9     90,000    160,000
                       80        10    170,000    170,000
                       81        11    140,000    170,000
                       82        12    190,000    190,000
                       83        13    150,000    170,000
                   -----------------------------------------

                      Partial surrenders will reduce the unadjusted death benefit by the proportion that the partial surrender (including any applicable surrender charge and any premium tax assessed) reduces the Contract Value. For example:

                             Premium Contract  Unadjusted
                      Date   Payment  Value   Death Benefit
                     --------------------------------------
                     3/31/06 $25,000 $25,000     $25,000
                     3/31/14          50,000      50,000
                     3/31/15          35,000      50,000
                     --------------------------------------


                      If a partial surrender of $17,500 is taken on March 31, 2015, the unadjusted death benefit immediately after the partial surrender will be $25,000 ($50,000 to $25,000) since the Contract Value is reduced 50% by the partial surrender ($35,000 to $17,500). This is true only if the unadjusted death benefit immediately prior to the partial surrender (as calculated above) is not the Contract Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the contract.

OPTIONAL              The following example shows how the Optional Enhanced
ENHANCED DEATH        Death Benefit works based on purely hypothetical values.
BENEFIT               It is not intended to depict investment performance of
                      the contract.

                      This example assumes an owner purchases a contract with an Annuitant age 65 at the time of issue, and that he takes no partial surrenders before the Annuitant's death.

                                    Contract           Death   Optional Enhanced
                    Date   Premium   Value     Gain   Benefit    Death Benefit
                   -------------------------------------------------------------
                   8/01/06 $100,000 $100,000 $      0 $100,000      $     0
                   8/01/21           300,000  200,000  300,000       70,000
                   -------------------------------------------------------------

                      If the Annuitant's death and notification of the death occur on 8/01/21, the Optional Enhanced Death Benefit will equal $70,000. We determined this amount by multiplying the "gain" ($200,000) by 40%, which results in an amount of $80,000. However, since the Optional Enhanced Death Benefit cannot exceed 70% of the premiums paid ($100,000) under this age scenario, the Optional Enhanced Death Benefit in this example will be $70,000.

Appendix B

Condensed Financial Information

The value of an Accumulation Unit is determined on the basis of changes in the per share value of the Portfolios and the assessment of Separate Account charges.

The Accumulation Unit values and the number of Accumulation Units outstanding for each Subaccount for the periods shown are as follows:

                                                                                                 Number of
                                                               Accumulation      Accumulation  Accumulation
                                                              Unit Values at    Unit Values at   Units at
Subaccounts                                                 Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Basic Value Fund -- Series II shares                   $14.08            $14.61         452,525   2005
                                                                   12.90             14.08         413,942   2004
                                                                   10.00             12.90         218,124   2003
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Capital Appreciation Fund -- Series I shares             7.54              8.08         751,697   2005
                                                                    7.19              7.54         843,407   2004
                                                                    5.63              7.19         819,887   2003
                                                                    7.57              5.63         912,403   2002
                                                                   10.13              7.57         711,998   2001
                                                                   10.00             10.13              --   2000
-----------------------------------------------------------------------------------------------------------------
  AIM V.I. Premier Equity Fund -- Series I shares/1/                7.66              7.97       1,204,825   2005
                                                                    7.36              7.66       1,405,859   2004
                                                                    5.98              7.36       1,650,553   2003
                                                                    8.70              5.98       1,672,332   2002
                                                                    9.92              8.70       1,239,767   2001
                                                                   10.00              9.92              --   2000
-----------------------------------------------------------------------------------------------------------------
AllianceBernstein Variable Products Series Fund, Inc.
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Global Technology Portfolio -- Class B         13.63             13.91          85,878   2005
                                                                   13.17             13.63          83,620   2004
                                                                   10.00             13.17          57,664   2003
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Growth and Income Portfolio -- Class B         11.46             11.80       4,431,167   2005
                                                                   10.47             11.46       5,035,144   2004
                                                                    8.04             10.47       4,535,288   2003
                                                                   10.51              8.04       2,996,376   2002
                                                                    9.91             10.51       2,101,249   2001
                                                                   10.00              9.91              --   2000
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Large Cap Growth Portfolio -- Class B           7.09              8.02       1,331,560   2005
                                                                    6.65              7.09       1,576,586   2004
                                                                    5.47              6.65       1,395,367   2003
                                                                    8.04              5.47       1,384,298   2002
                                                                   11.37              8.04         970,931   2001
                                                                   10.00             11.37              --   2000
-----------------------------------------------------------------------------------------------------------------
  AllianceBernstein Small Cap Growth Portfolio -- Class B           9.97             10.29         212,512   2005
                                                                    8.85              9.97         242,167   2004
                                                                    6.05              8.85         221,495   2003
                                                                    9.04              6.05         188,770   2002
                                                                   11.16              9.04         158,564   2001
                                                                   10.00             11.16              --   2000
-----------------------------------------------------------------------------------------------------------------

/1/ On May 1, 2006, the AIM V.I. Premier Equity Fund merged into the AIM V.I.
    Core Equity Fund.

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Columbia Funds Variable Insurance Trust I (formerly, Nations
 Separate Account Trust)
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico Growth Fund, Variable Series (formerly, Nations
   Marsico Growth Portfolio)                                                  $13.75            $14.54         398,797   2005
                                                                               12.35             13.75         284,446   2004
                                                                               10.00             12.35         180,228   2003
-----------------------------------------------------------------------------------------------------------------------------
  Columbia Marsico International Opportunities Fund, Variable Series
   (formerly, Nations Marsico International Opportunities Portfolio)           15.36             18.08         412,204   2005
                                                                               13.38             15.36         357,830   2004
                                                                               10.00             13.38         115,502   2003
-----------------------------------------------------------------------------------------------------------------------------
Dreyfus
-----------------------------------------------------------------------------------------------------------------------------
  The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares          6.85              6.99          48,924   2005
                                                                                6.55              6.85          63,423   2004
                                                                                5.28              6.55          68,554   2003
                                                                                7.55              5.28          80,469   2002
                                                                               10.02              7.55          51,180   2001
                                                                               10.00             10.02              --   2000
-----------------------------------------------------------------------------------------------------------------------------
Eaton Vance Variable Trust
-----------------------------------------------------------------------------------------------------------------------------
  VT Floating-Rate Income Fund                                                 10.26             10.49       1,391,910   2005
                                                                               10.13             10.26         860,149   2004
                                                                               10.00             10.13         334,399   2003
-----------------------------------------------------------------------------------------------------------------------------
  VT Worldwide Health Sciences Fund                                            12.45             13.11         265,731   2005
                                                                               11.90             12.45         264,611   2004
                                                                               10.00             11.90         170,772   2003
-----------------------------------------------------------------------------------------------------------------------------
Federated Insurance Series
-----------------------------------------------------------------------------------------------------------------------------
  Federated High Income Bond Fund II -- Service Shares                         12.93             13.02         905,372   2005
                                                                               11.92             12.93       1,199,926   2004
                                                                                9.94             11.92       1,293,271   2003
                                                                                9.96              9.94         774,123   2002
                                                                               10.02              9.96         309,175   2001
                                                                               10.00             10.02              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  Federated Kaufmann Fund II -- Service Shares                                 15.00             16.37         503,458   2005
                                                                               13.30             15.00         374,357   2004
                                                                               10.00             13.30         249,724   2003
-----------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund
-----------------------------------------------------------------------------------------------------------------------------
  VIP Contrafund(R) Portfolio -- Service Class 2                               11.30             12.98       3,724,244   2005
                                                                                9.97             11.30       3,257,688   2004
                                                                                7.90              9.97       2,535,093   2003
                                                                                8.87              7.90       1,678,407   2002
                                                                                9.36              8.87       1,052,251   2001
                                                                               10.00              9.36              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  VIP Dynamic Capital Appreciation Portfolio -- Service Class 2                11.80             14.02          59,039   2005
                                                                               11.84             11.80          12,019   2004
                                                                               10.00             11.84           5,629   2003
-----------------------------------------------------------------------------------------------------------------------------

                                                                                           Number of
                                                         Accumulation      Accumulation  Accumulation
                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                           Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (continued)
-----------------------------------------------------------------------------------------------------------
  VIP Equity-Income Portfolio -- Service Class 2            $11.20            $11.65       3,440,988   2005
                                                             10.23             11.20       3,674,799   2004
                                                              7.99             10.23       3,196,181   2003
                                                              9.80              7.99       2,476,360   2002
                                                             10.81              9.80       1,400,128   2001
                                                             10.00             10.81              --   2000
-----------------------------------------------------------------------------------------------------------
  VIP Growth Portfolio -- Service Class 2                     7.25              7.53       1,863,708   2005
                                                              7.14              7.25       1,967,649   2004
                                                              5.47              7.14       1,947,234   2003
                                                              7.97              5.47       1,648,860   2002
                                                              9.80              7.97       1,258,983   2001
                                                             10.00              9.80              --   2000
-----------------------------------------------------------------------------------------------------------
  VIP Growth & Income Portfolio -- Service Class 2            9.28              9.81       1,001,155   2005
                                                              8.93              9.28       1,094,356   2004
                                                              7.35              8.93       1,025,539   2003
                                                              8.98              7.35         725,106   2002
                                                             10.11              8.98         500,280   2001
                                                             10.10             10.11              --   2000
-----------------------------------------------------------------------------------------------------------
GE Investments Funds, Inc.
-----------------------------------------------------------------------------------------------------------
  Income Fund                                                12.58             12.64       2,881,494   2005
                                                             12.35             12.58       3,329,493   2004
                                                             12.11             12.35       4,344,698   2003
                                                             11.20             12.11       5,417,568   2002
                                                             10.59             11.20       2,019,964   2001
                                                              9.71             10.59         978,360   2000
                                                             10.00              9.71         433,696   1999
-----------------------------------------------------------------------------------------------------------
  Mid-Cap Equity Fund                                        14.93             16.43       4,468,231   2005
                                                             13.07             14.93       5,232,547   2004
                                                              9.99             13.07       5,619,701   2003
                                                             11.77              9.99       5,163,925   2002
                                                             11.91             11.77       4,911,126   2001
                                                             11.17             11.91       2,225,373   2000
                                                             10.00             11.17       1,168,256   1999
-----------------------------------------------------------------------------------------------------------
  Money Market Fund                                          10.88             11.01       7,167,835   2005
                                                             10.95             10.88       8,174,098   2004
                                                             11.03             10.95      11,477,000   2003
                                                             11.04             11.03      20,588,287   2002
                                                             10.79             11.04      22,228,201   2001
                                                             10.32             10.79      13,620,757   2000
                                                             10.00             10.32      12,703,804   1999
-----------------------------------------------------------------------------------------------------------
  Premier Growth Equity Fund                                 10.19             10.16       3,747,837   2005
                                                              9.67             10.19       4,636,865   2004
                                                              7.62              9.67       5,595,417   2003
                                                              9.79              7.62       4,161,689   2002
                                                             10.95              9.79       4,926,747   2001
                                                             11.73             10.95       3,575,788   2000
                                                             10.00             11.73       1,380,434   1999
-----------------------------------------------------------------------------------------------------------

                                                                                  Number of
                                                Accumulation      Accumulation  Accumulation
                                               Unit Values at    Unit Values at   Units at
Subaccounts                                  Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------
GE Investments Funds, Inc. (continued)
--------------------------------------------------------------------------------------------------
  Real Estate Securities Fund                      $24.53            $27.00       1,674,080   2005
                                                    18.82             24.53       1,826,831   2004
                                                    13.92             18.82       1,482,565   2003
                                                    14.33             13.92       1,496,540   2002
                                                    13.01             14.33       1,162,740   2001
                                                     9.97             13.01         791,128   2000
                                                    10.00              9.97         107,802   1999
--------------------------------------------------------------------------------------------------
  S&P 500(R) Index Fund                              9.37              9.64      15,011,773   2005
                                                     8.61              9.37      16,938,748   2004
                                                     6.82              8.61      17,702,513   2003
                                                     8.92              6.82      15,768,039   2002
                                                    10.33              8.92      17,208,862   2001
                                                    11.59             10.33      14,711,396   2000
                                                    10.00             11.59       7,821,903   1999
--------------------------------------------------------------------------------------------------
  Small-Cap Equity Fund                             14.17             15.28       2,413,487   2005
   (formerly, Small-Cap Value Equity Fund)          12.50             14.17       2,488,615   2004
                                                    10.23             12.50       1,737,620   2003
                                                    12.06             10.23       1,059,252   2002
                                                    11.42             12.06         764,830   2001
                                                    10.00             11.42              --   2000
--------------------------------------------------------------------------------------------------
  Total Return Fund -- Class 1 Shares               12.17             12.43       6,615,034   2005
                                                    11.43             12.17       5,968,539   2004
                                                     9.65             11.43       4,468,512   2003
                                                    10.81              9.65       2,969,218   2002
                                                    11.31             10.81       3,102,244   2001
                                                    10.94             11.31       2,562,990   2000
                                                    10.00             10.94       1,305,705   1999
--------------------------------------------------------------------------------------------------
  U.S. Equity Fund                                  10.47             10.57       3,050,878   2005
                                                     9.83             10.47       3,554,203   2004
                                                     8.10              9.83       3,883,332   2003
                                                    10.19              8.10       3,959,667   2002
                                                    11.31             10.19       3,528,046   2001
                                                    11.56             11.31       2,679,258   2000
                                                    10.00             11.56       1,442,844   1999
--------------------------------------------------------------------------------------------------
  Value Equity Fund                                  9.81             10.06         882,830   2005
                                                     9.10              9.81         907,459   2004
                                                     7.45              9.10         781,657   2003
                                                     9.18              7.45         662,957   2002
                                                     9.95              9.18         375,400   2001
                                                    10.00              9.95              --   2000
--------------------------------------------------------------------------------------------------
Janus Aspen Series
--------------------------------------------------------------------------------------------------
  Balanced Portfolio -- Service Shares              10.50             11.13       2,353,339   2005
                                                     9.85             10.50       2,734,418   2004
                                                     8.79              9.85       2,863,634   2003
                                                     9.57              8.79       2,496,532   2002
                                                    10.45              9.57       1,718,954   2001
                                                    10.00             10.45              --   2000
--------------------------------------------------------------------------------------------------

                                                                                                             Number of
                                                                           Accumulation      Accumulation  Accumulation
                                                                          Unit Values at    Unit Values at   Units at
Subaccounts                                                             Beginning of Period End of Period  End of Period Year
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series (continued)
-----------------------------------------------------------------------------------------------------------------------------
  Forty Portfolio -- Service Shares                                           $ 8.87            $ 9.83         731,093   2005
                                                                                7.63              8.87         760,869   2004
                                                                                6.45              7.63         756,481   2003
                                                                                7.79              6.45         733,417   2002
                                                                               10.10              7.79         543,083   2001
                                                                               10.00             10.10              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  Global Life Sciences Portfolio -- Service Shares                              9.07             10.03         576,033   2005
                                                                                8.06              9.07         670,130   2004
                                                                                6.49              8.06         717,420   2003
                                                                                9.36              6.49         830,680   2002
                                                                               11.42              9.36       1,091,617   2001
                                                                               10.00             11.42       1,538,535   2000
-----------------------------------------------------------------------------------------------------------------------------
  Global Technology Portfolio -- Service Shares                                 3.48              3.83       1,233,835   2005
                                                                                3.52              3.48       1,523,494   2004
                                                                                2.44              3.52       2,684,043   2003
                                                                                4.20              2.44       1,683,152   2002
                                                                                6.80              4.20       2,037,391   2001
                                                                               10.00              6.80       1,420,254   2000
-----------------------------------------------------------------------------------------------------------------------------
  Mid Cap Growth Portfolio -- Service Shares                                    6.55              7.22         542,886   2005
                                                                                5.52              6.55         657,483   2004
                                                                                4.16              5.52         716,420   2003
                                                                                5.88              4.16         659,720   2002
                                                                               10.13              5.88         595,649   2001
                                                                               10.00             10.13              --   2000
-----------------------------------------------------------------------------------------------------------------------------
  Worldwide Growth Portfolio -- Service Shares                                  6.95              7.22         657,885   2005
                                                                                6.75              6.95         747,701   2004
                                                                                5.55              6.75         898,747   2003
                                                                                7.58              5.55         981,626   2002
                                                                               10.53              7.58         793,669   2001
                                                                               10.00             10.53              --   2000
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios I, Inc.
(formerly, Salomon Brothers Variable Series Funds Inc)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable All Cap Portfolio -- Class II                   13.75             14.04         220,028   2005
   (formerly, Salomon Brothers Variable All Cap Fund)                          12.93             13.75         250,043   2004
                                                                               10.00             12.93         118,583   2003
-----------------------------------------------------------------------------------------------------------------------------
Legg Mason Partners Variable Portfolios II
(formerly, Greenwich Street Series Fund)
-----------------------------------------------------------------------------------------------------------------------------
  Legg Mason Partners Variable Aggressive Growth Portfolio -- Class II         13.46             14.53         105,612   2005
   (formerly, Salomon Brothers Variable Aggressive Growth Fund)                12.57             13.46          99,497   2004
                                                                               10.00             12.57          43,030   2003
-----------------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust
-----------------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Growth Stock Series -- Service Class Shares                  6.79              6.97         786,685   2005
                                                                                6.33              6.79         893,355   2004
                                                                                5.24              6.33         842,912   2003
                                                                                7.37              5.24         700,945   2002
                                                                               10.33              7.37         546,216   2001
                                                                               10.00             10.33              --   2000
-----------------------------------------------------------------------------------------------------------------------------

                                                                                                    Number of
                                                                  Accumulation      Accumulation  Accumulation
                                                                 Unit Values at    Unit Values at   Units at
Subaccounts                                                    Beginning of Period End of Period  End of Period Year
--------------------------------------------------------------------------------------------------------------------
MFS(R) Variable Insurance Trust (continued)
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Investors Trust Series -- Service Class Shares              $ 8.52            $ 8.98         551,663   2005
                                                                       7.79              8.52         599,081   2004
                                                                       6.49              7.79         635,728   2003
                                                                       8.37              6.49         574,564   2002
                                                                      10.79              8.37         414,666   2001
                                                                      10.00             10.79              --   2000
--------------------------------------------------------------------------------------------------------------------
  MFS(R) New Discovery Series -- Service Class Shares                  9.13              9.45       1,216,273   2005
                                                                       8.74              9.13       1,391,242   2004
                                                                       6.65              8.74       1,909,855   2003
                                                                       9.90              6.65         695,512   2002
                                                                      11.31              9.90         422,279   2001
                                                                      10.00             11.31              --   2000
--------------------------------------------------------------------------------------------------------------------
  MFS(R) Utilities Series -- Service Class Shares                     10.06             11.55       1,002,837   2005
                                                                       7.87             10.06         924,432   2004
                                                                       5.90              7.87         786,019   2003
                                                                       7.77              5.90         817,700   2002
                                                                      10.62              7.77         527,906   2001
                                                                      10.00             10.62              --   2000
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Capital Appreciation Fund/VA -- Service Shares          12.91             13.33         223,436   2005
                                                                      12.30             12.91         276,895   2004
                                                                      10.00             12.30         144,909   2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Global Securities Fund/VA -- Service Shares             11.58             13.01       2,022,013   2005
                                                                       9.90             11.58       2,029,458   2004
                                                                       7.04              9.90       1,728,160   2003
                                                                       9.21              7.04       1,234,629   2002
                                                                      11.31              9.21         797,433   2001
                                                                      10.00             11.31              --   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Fund/VA -- Service Shares                    9.44              9.83       1,333,888   2005
                                                                       8.78              9.44       1,434,655   2004
                                                                       7.06              8.78       1,400,956   2003
                                                                       8.85              7.06       1,058,564   2002
                                                                      10.22              8.85         684,833   2001
                                                                      10.00             10.22              --   2000
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer Main Street Small Cap Fund/VA -- Service Shares         16.07             17.36         394,614   2005
                                                                      13.70             16.07         326,766   2004
                                                                      10.00             13.70         175,323   2003
--------------------------------------------------------------------------------------------------------------------
  Oppenheimer MidCap Fund/VA -- Service Shares (formerly,
   Oppenheimer Aggressive Growth Fund/VA)                             14.10             15.55         157,401   2005
                                                                      11.99             14.10         143,942   2004
                                                                      10.00             11.99          94,989   2003
--------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
---------------------------------------------------------------------------------------------------------------------------
  Foreign Bond Portfolio (U.S. Dollar Hedged) --                            $12.11            $12.54         299,743   2005
    Administrative Class Shares                                              11.66             12.11         279,948   2004
                                                                             11.58             11.66         308,007   2003
                                                                             10.87             11.58         267,370   2002
                                                                             10.66             10.87         143,308   2001
                                                                             10.00             10.66              --   2000
---------------------------------------------------------------------------------------------------------------------------
  High Yield Portfolio -- Administrative Class Shares                        12.93             13.25       1,991,006   2005
                                                                             11.98             12.93       2,201,818   2004
                                                                              9.91             11.98       2,029,710   2003
                                                                             10.19              9.91       1,311,594   2002
                                                                              9.89             10.19         561,545   2001
                                                                             10.00              9.89              --   2000
---------------------------------------------------------------------------------------------------------------------------
  Long-Term U.S. Government Portfolio -- Administrative Class Shares         13.57             13.99       1,419,979   2005
                                                                             12.81             13.57       1,545,499   2004
                                                                             12.53             12.81       1,835,364   2003
                                                                             10.82             12.53       1,989,035   2002
                                                                             10.54             10.82         783,091   2001
                                                                             10.00             10.54              --   2000
---------------------------------------------------------------------------------------------------------------------------
  Total Return Portfolio -- Administrative Class Shares                      12.48             12.59       5,539,596   2005
                                                                             12.09             12.48       5,339,433   2004
                                                                             11.69             12.09       5,014,594   2003
                                                                             10.89             11.69       3,335,980   2002
                                                                             10.26             10.89       1,441,065   2001
                                                                             10.00             10.26              --   2000
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund, Inc.)
---------------------------------------------------------------------------------------------------------------------------
  Equity Portfolio -- Class II                                                9.51             10.39              --   2005
                                                                              8.80              9.51              --   2004
                                                                              5.98              8.80              --   2003
                                                                              8.97              5.98              --   2002
                                                                             10.00              8.97              --   2001
---------------------------------------------------------------------------------------------------------------------------
  Jennison Portfolio -- Class II                                              8.16              9.16          86,137   2005
                                                                              7.59              8.16          60,703   2004
                                                                              5.95              7.59          38,702   2003
                                                                              8.78              5.95           4,765   2002
                                                                             10.00              8.78           4,587   2001
---------------------------------------------------------------------------------------------------------------------------
  Jennison 20/20 Focus Portfolio -- Class II                                 14.00             16.72         107,394   2005
                                                                             12.33             14.00          46,732   2004
                                                                             10.00             12.33          11,574   2003
---------------------------------------------------------------------------------------------------------------------------
  SP Prudential U.S. Emerging Growth Portfolio -- Class II                    9.78             11.31           7,938   2005
                                                                              8.21              9.78           9,731   2004
                                                                              5.89              8.21           9,775   2003
                                                                              8.86              5.89           9,695   2002
                                                                             10.00              8.86           9,251   2001
---------------------------------------------------------------------------------------------------------------------------

                                                                                                           Number of
                                                                         Accumulation      Accumulation  Accumulation
                                                                        Unit Values at    Unit Values at   Units at
Subaccounts                                                           Beginning of Period End of Period  End of Period Year
---------------------------------------------------------------------------------------------------------------------------
The Prudential Series Fund (formerly, The Prudential Series Fund,
Inc.) (continued)
---------------------------------------------------------------------------------------------------------------------------
  SP William Blair International Growth Portfolio -- Class II Shares        $ 8.84            $10.07           1,902   2005
                                                                              7.73              8.84           1,996   2004
                                                                              5.64              7.73           2,094   2003
                                                                              7.43              5.64           2,205   2002
                                                                             10.00              7.43           2,313   2001
---------------------------------------------------------------------------------------------------------------------------
Rydex Variable Trust
---------------------------------------------------------------------------------------------------------------------------
  OTC Fund                                                                    5.18              5.15       1,550,783   2005
                                                                              4.81              5.18         966,564   2004
                                                                              3.36              4.81         458,773   2003
                                                                              5.58              3.36         374,079   2002
                                                                             10.38              5.58         236,367   2001
                                                                             10.00             10.38              --   2000
---------------------------------------------------------------------------------------------------------------------------

The AIM Variable Insurance Funds -- AIM V.I. Core Equity Fund -- Series 1 shares was added effective May 1, 2006. Therefore, no condensed financial information is available.

Table of Contents

Statement of Additional Information


                                                                           Page
The Company...............................................................  B-3

The Separate Account......................................................  B-4

Additional Information About the Guarantee Account........................  B-4

The Contracts.............................................................  B-4
   Transfer of Annuity Units..............................................  B-4
   Net Investment Factor..................................................  B-5

Termination of Participation Agreements...................................  B-6

Calculation of Performance Data...........................................  B-7
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market
     Fund.................................................................  B-8
   Other Subaccounts...................................................... B-10
   Other Performance Data................................................. B-11

Tax Matters............................................................... B-12
   Taxation of Genworth Life and Annuity Insurance Company
     (formerly, GE Life and Annuity Assurance Company).................... B-12
   IRS Required Distributions............................................. B-12

General Provisions........................................................ B-13
   Using the Contracts as Collateral...................................... B-13
   The Beneficiary........................................................ B-13
   Non-Participating...................................................... B-13
   Misstatement of Age or Gender.......................................... B-13
   Incontestability....................................................... B-14
   Statement of Values.................................................... B-14
   Trust as Owner or Beneficiary.......................................... B-14
   Written Notice......................................................... B-14

Legal Developments Regarding Employment-Related Benefit Plans............. B-14

Regulation of Genworth Life and Annuity Insurance Company
  (formerly, GE Life and Annuity Assurance Company)....................... B-15

Experts................................................................... B-15

Financial Statements...................................................... B-15

                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                            6610 West Broad Street
                           Richmond, Virginia 23230

                      A Statement of Additional Information containing more detailed information about the contract and the Separate Account is available free by writing us at the address below or by calling (800) 352-9910.

                      Genworth Life and Annuity Insurance Company
                      Annuity New Business
                      6610 West Broad Street
                      Richmond, Virginia 23230

                      Please mail a copy of the Statement of Additional Information for the Separate Account, Contract Form P1152 1/99 to:

                      Name _____________________________________________________

                      Address __________________________________________________
                                                     Street

                      __________________________________________________________
                                      City               State
                                                                    Zip

                      Signature of Requestor ___________________________________
                                                               Date

                    Statement of Additional Information For
             Flexible Premium Variable Deferred Annuity Contracts

                                Form P1152 1/99

                                  Issued by:
                  Genworth Life and Annuity Insurance Company
               (formerly, GE Life and Annuity Assurance Company)
                 Genworth Life & Annuity VA Separate Account 1
               (formerly, GE Life & Annuity Separate Account 4)
                            6610 West Broad Street
                           Richmond, Virginia 23230
                       Telephone Number: (800) 352-9910

--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It should be read in conjunction with the prospectus, dated May 1, 2006 (as amended on December 18, 2006), for the Flexible Premium Variable Deferred Annuity Contracts issued by Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company) through its Genworth Life & Annuity VA Separate Account 1 (formerly, GE Life & Annuity Separate Account 4). The terms used in the current prospectus for the Flexible Premium Variable Deferred Annuity Contracts are incorporated into this Statement of Additional Information.

For a free copy of the prospectus:

Call:     (800) 352-9910

Or write: Genworth Life and Annuity Insurance Company
          (formerly, GE Life and Annuity Assurance Company)
          6610 West Broad Street
          Richmond, Virginia 23230

Or visit: www.genworth.com

Or:       contact your financial representative

The date of this Statement of Additional Information is May 1, 2006 (as amended on December 18, 2006).

TABLE OF CONTENTS

                                                                                Page
The Company....................................................................  B-3

The Separate Account...........................................................  B-4

Additional Information About the Guarantee Account.............................  B-4

The Contracts..................................................................  B-4
   Transfer of Annuity Units...................................................  B-4
   Net Investment Factor.......................................................  B-4

Termination of Participation Agreements........................................  B-4

Calculation of Performance Data................................................  B-5
   Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund.  B-6
   Other Subaccounts...........................................................  B-6
   Other Performance Data......................................................  B-7

Tax Matters....................................................................  B-8
   Taxation of Genworth Life and Annuity Insurance Company
     (formerly, GE Life and Annuity Assurance Company).........................  B-8
   IRS Required Distributions..................................................  B-8

General Provisions.............................................................  B-8
   Using the Contracts as Collateral...........................................  B-8
   The Beneficiary.............................................................  B-9
   Non-Participating...........................................................  B-9
   Misstatement of Age or Gender...............................................  B-9
   Incontestability............................................................  B-9
   Statement of Values.........................................................  B-9
   Trust as Owner or Beneficiary...............................................  B-9
   Written Notice..............................................................  B-9

Legal Developments Regarding Employment-Related Benefit Plans..................  B-9

Regulation of Genworth Life and Annuity Insurance Company
  (formerly, GE Life and Annuity Assurance Company)............................  B-9

Experts........................................................................  B-9

Financial Statements........................................................... B-10

The Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of our former ultimate parent company acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC").

On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

On June 29, 2006, we requested that the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia ("SCC") review and ultimately approve the proposed mergers of Federal Home Life Insurance Company ("FHL") and First Colony Life Insurance Company ("FCL") into the Company ("GLAIC Merged"). The Company would be the surviving entity. FHL and FCL are both stock life insurance companies operating under charters granted by the Commonwealth of Virginia and both are affiliates of the Company. The proposed mergers are subject to regulatory approval. On September 19, 2006, the SCC gave its conditional approval of the proposed mergers. Conditional regulatory approval does not obligate the Company to consummate the proposed mergers or guarantee that the proposed mergers will occur. Should these proposed mergers be consummated, the anticipated effective date is January 1, 2007.

Upon consummation of the contemplated mergers involving FHL and FCL and subject to regulatory approval, it is anticipated that GLAIC Merged would transfer its shares of American Mayflower Life Insurance Company of New York ("AML") to Genworth Life Insurance Company of New York ("GLICNY"), an affiliate, in exchange for a non-majority ownership interest in GLICNY. Upon transfer, AML would be merged into GLICNY. GLICNY would be the surviving entity. These mergers are part of the continuing efforts of Genworth Financial, Inc. ("Genworth"), our ultimate parent company, to simplify its operations, reduce its costs and build its brand.

We principally offer annuity contracts, guaranteed investment contracts ("GICs"), funding agreements, funding agreements backing notes, Medicare supplement insurance and life insurance policies. We do business in the District of Columbia and all states, except New York. Our principal offices are located at 6610 West Broad Street, Richmond, Virginia 23230.

We are one of a number of subsidiaries of Genworth, a company that, through its subsidiaries, serves the life and lifestyle protection, retirement income, investment and mortgage insurance needs of more than 15 million customers. Our product offerings are divided along two segments of consumer needs: (1) Retirement Income and Investments and (2) Protection.

  . Retirement Income and Investments. We offer deferred annuities (variable and fixed) and variable life insurance to a broad range of individual consumers who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. We also offer GICs and funding agreements as investment products to institutional buyers.

  . Protection. Our Protection segment includes universal life insurance, interest-sensitive whole life insurance and Medicare supplement insurance. Life insurance products provide protection against financial hardship after the death of an insured by providing cash payment to the beneficiaries of the policyholder. Medicare supplement insurance provides coverage for Medicare-qualified expenses that are not covered by Medicare because of applicable deductibles or maximum limits.

We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

We are subject to regulation by the State Corporation Commission of the Commonwealth of Virginia. We file an annual statement with the Virginia Commissioner of Insurance on or before March 1 of each year covering our operations and reporting on our financial condition as of December 31 of the preceding year. Periodically, the Commissioner of Insurance examines our liabilities and reserves and those of the Separate Account and assesses their adequacy, and a full examination of our operations is conducted by the State Corporation Commission, Bureau of Insurance of the Commonwealth of Virginia, at least every five years.

We are also subject to the insurance laws and regulation of other states within which we are licensed to operate.

The Separate Account

In accordance with the Board Resolution establishing the Separate Account, such Separate Account will be divided into Subaccounts, each of which shall invest in the shares of a designated mutual fund portfolio, unit investment trust, managed separate account and/or other portfolios (the "Eligible Portfolios"), and net premiums under the contracts shall be allocated to Subaccounts which will invest in the Eligible Portfolios set forth in the contracts in accordance with the instructions received from contract owners.

Additional Information About the Guarantee Account

The initial interest rate guarantee period for any allocation you make to the Guarantee Account will be one year or longer. Subsequent interest rate guarantee periods will each be at least one year. We may credit additional rates of interest for specified periods from time to time.

The Contracts

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Subaccounts in which they are currently held (subject to certain restrictions described in the contract).

The number of Annuity Units to be transferred is (a) times (b) divided by (c) where:

   (a) is the number of Annuity Units in the current Subaccount desired to be transferred;

   (b) is the Annuity Unit Value for the Subaccount in which the Annuity Units are currently held; and

   (c) is the Annuity Unit Value for the Subaccount to which the transfer is made.

If the number of Annuity Units remaining in an Subaccount after the transfer is less than 1, the Company will transfer the remaining Annuity Units in addition to the amount requested. We will not transfer Annuity Units into any Subaccount unless the number of Annuity Units of that Subaccount after the transfer is at least 1. The amount of the income payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Subaccounts).

Net Investment Factor

The net investment factor measures investment performance of the Subaccounts during a Valuation Period. Each Subaccount has its own net investment factor for a Valuation Period. The net investment factor of a Subaccount for a Valuation Period is (a) divided by (b) minus (c) where:

   (a) is the result of:

      (1) the value of the net assets of that Subaccount at the end of the preceding Valuation Period; plus

      (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Subaccount during the Valuation Period for which the net investment factor is being determined; minus

      (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period; minus

      (4) any amount charged against that Subaccount for taxes (this includes any amount we set aside during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Subaccount); and

          (b) is the value of the net assets of that Subaccount at the end of the preceding Valuation Period; and

          (c) is a factor for the Valuation Period representing the mortality and expense risk charge and the administration expense charge.

We will value the assets in the Separate Account at their fair market value in accordance with generally accepted accounting practices and applicable laws.

Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to the Separate Account contain varying provisions regarding termination. The following summarizes those provisions:

AIM Variable Insurance Funds. This agreement may be terminated by the parties upon six months' advance written notice.

The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

AllianceBernstein Variable Products Series Fund, Inc. This agreement may be terminated by the parties upon six months' advance written notice.

American Century Variable Portfolios II, Inc. This agreement may be terminated by the parties upon six months' advance written notice to the other parties, unless a shorter time is agreed upon by the parties.

BlackRock Variable Series Funds, Inc. (formerly, FAM Variable Series Funds, Inc.). This agreement may be terminated by the parties upon 60 days' advance written notice.

Columbia Funds Variable Insurance Trust I (formerly, Nations Separate Account Trust). This agreement may be terminated by the parties upon sixty days' advance written notice.

Dreyfus. This agreement may be terminated by the parties upon 180 days' advance written notice.

Eaton Vance Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Evergreen Variable Annuity Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Federated Insurance Series. This agreement may be terminated by any of the parties upon 180 days written notice to the other parties.

Fidelity Variable Insurance Products Fund. These agreements provide for termination upon 90 days' advance notice by either party.

Franklin Templeton Variable Insurance Products Trust. This agreement may be terminated by the parties upon 60 days' advance written notice to the other parties, unless a shorter period of time is agreed upon by the parties.

GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Janus Aspen Series. This agreement may be terminated by the parties upon six months' advance written notice.

Legg Mason Partners Variable Portfolios I, Inc. (formerly, Salomon Brothers Variable Series Funds Inc). This agreement may be terminated at the option of any party upon six months' written notice to the other parties.

Legg Mason Partners Variable Portfolios II (formerly, Greenwich Street Series Funds). This agreement may be terminated by the parties upon six months' advance written notice.

MFS(R) Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Oppenheimer Variable Account Funds. This agreement may be terminated by the parties upon six months' advance written notice.

PIMCO Variable Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice, unless a shorter time is agreed to by the parties.

The Prudential Series Fund (formerly, The Prudential Series Fund, Inc). This agreement may be terminated by the parties upon 60 days' advance written notice.

Rydex Variable Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Van Kampen Life Insurance Trust. This agreement may be terminated by the parties upon six months' advance written notice.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Subaccounts pertaining to the contracts. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the SEC and NASD.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular contract. Premium taxes currently range from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

Subaccount Investing in the GE Investments Funds, Inc. -- Money Market Fund

From time to time, advertisements and sales literature may quote the yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a contract having a balance of one unit in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund at the beginning of the period, dividing such net change in contract value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Contract Value reflects: 1) net income from the Portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual contract charge, the mortality and expense risk charge deducted daily at an annualized rate of 1.30% of your assets in the Separate Account and an administrative expense charge deducted daily at an annualized rate of 0.25% of your assets in the Separate Account. The annual contract charge is only deducted if Contract Value at the time of deduction is less than $10,000. We assume for the purposes of the yield calculation that this charge will be waived. Current Yield will be calculated according to the following formula:

Current Yield = ((NCP - ES)/UV) X (365/7)

where:

NCP =   the net change in the value of the investment
        Portfolio (exclusive of realized gains and losses
        on the sale of securities and unrealized
        appreciation and depreciation and income other
        than investment income) for the seven-day period
        attributable to a hypothetical account having a
        balance of one Accumulation Unit.
ES  =   per unit expenses of the hypothetical account
        for the seven-day period.
UV  =   the unit value on the first day of the seven-day
        period.

We may also quote the effective yield of the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund determined on a compounded basis for the same seven-day period. The effective yield is calculated by compounding the base period return according to the following formula:

Effective Yield = (1 + ((NCP - ES)/UV))/365/7 - /1

where:

NCP =   the net change in the value of the investment
        Portfolio (exclusive of realized gains and losses
        on the sale of securities and unrealized
        appreciation and depreciation and income other
        than investment income) for the seven-day period
        attributable to a hypothetical account having a
        balance of one unit.
ES  =   per unit expenses of the hypothetical account for
        the seven-day period.
UV  =   the unit value for the first day of the seven-day
        period.

The yield on amounts held in the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the GE Investments Funds, Inc. -- Money Market Fund's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the GE Investments Funds, Inc. -- Money Market Fund, the types and quality of portfolio securities held by that Portfolio, and that Portfolio's operating expenses. Because of the charges and deductions imposed under the contract, the yield for the Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund will be lower than the yield for the GE Investments Funds, Inc. -- Money Market Fund.

Yield calculations do not take into account the surrender charges imposed under the contract or the charges for any optional death benefit riders.

Current Yield   2.53% as of December 31, 2005
Effective Yield 2.56% as of December 31, 2005

Past performance is not a Guarantee or Projection of Future Results.

Other Subaccounts

Standardized Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Subaccounts for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a contract to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the contract was available, performance data will be based on the performance of the underlying Portfolios, with the level of contract charges currently in effect. Average annual total return will be calculated using Subaccount unit values and deductions for the annual contract charge, and the surrender charge as described below:

   (1) We calculate unit value for each Valuation Period based on the performance of the Subaccount's underlying investment Portfolio (after deductions for Portfolio expenses, the administrative expense charge, and the mortality and expense risk charge).

   (2) The annual contract charge is $25 per year, deducted at the beginning of each contract year after the first. For purposes of calculating average annual total return, we assume that the annual contract charge is equivalent to 0.1% of Contract Value. This charge is waived if the Contract Value is $10,000 or more at the time the charge is due.

   (3) The surrender charge will be determined by assuming a surrender of the contract at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

   (4) Standardized total return considers the charges for optional riders.

   (5) Standardized total return assumes the payment of a full 5% Bonus Credit for contracts issued on or after the later of October 1, 2002 or the date on which state insurance authorities approve the applicable contract modifications. (A Bonus Credit of 4% will be reflected for contracts issued prior to October 1, 2002 or prior to the date on which state insurance authorities approve the applicable contract modifications.) The total return figures would be lower if a reduced Bonus Credit applied, or if no Bonus Credit applied. For Annuitants 81 and older at the time the contract is issued, we will not pay any Bonus Credits.

   (6) Standardized total return does not reflect the deduction of any premium tax.

   (7) Standardized total return will then be calculated according to the following formula:

       TR = (ERV/P)/1/N-/1

       where:

TR  =   the average annual total return for the
        period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of
        the period.
P   =   a hypothetical single investment of
        $1,000.
N   =   the duration of the period (in years).

The Portfolios have provided the price information used to calculate the historical performance of the Subaccounts. We have no reason to doubt the accuracy of the figures provided by the Portfolios. We have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standardized format described above. The cumulative total return will be calculated using the following formula:

CTR = (ERV/P)-1

where:

CTR =   the cumulative total return for the period.
ERV =   the ending redeemable value (reflecting
        deductions as described above) of the
        hypothetical investment at the end of the period.
P   =   a hypothetical single investment of $1,000.

Other non-standardized quotations of Subaccount performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated. We will accompany any non-standardized quotations of Subaccount performance with standardized performance quotations.

Tax Matters

Taxation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)

We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the contracts. See the "Tax Matters" section of the prospectus. Based upon these expectations, no charge is being made currently to the Separate Account for Federal income taxes. We will periodically review the question of a charge to the Separate Account for Federal income taxes related to the Separate Account. Such a charge may be made in future years if we believe that we may incur Federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the contracts, the Contract Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to the Separate Account may be made.

IRS Required Distributions

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any Non-Qualified Contract to provide that:

   (a) if any owner dies on or after the Maturity Date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

   (b) if any owner dies prior to the Maturity Date, the entire interest in the contract will be distributed:

      (1) within five years after the date of that owner's death; or

      (2) as income payments which will begin within one year of that owner's death and which will be made over the life of the owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the contract following the death of the owner, joint owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any owner is not an individual, the death of the Annuitant will be treated as the death of an owner for purposes of these rules.

The Non-Qualified Contracts contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Section 72(s) when clarified by regulation or otherwise.

Other rules apply to Qualified Contracts.

General Provisions

Using the Contracts as Collateral

A Non-Qualified Contract can be assigned as collateral security. We must be notified in writing if a contract is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a beneficiary may be affected by an assignment. The basic benefits of a Non-Qualified Contract are assignable. Additional benefits added by rider may or may not be available and/or eligible for assignments. See the "Tax Matters" provision of the prospectus.

A Qualified Contract may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The Beneficiary

You may select one or more primary and contingent beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of beneficiary revokes any previous designation.

Non-Participating

The contract is non-participating. No dividends are payable.

Misstatement of Age or Gender

If the Annuitant's age or gender, if applicable, was misstated on the contract data page, any contract benefits or proceeds, or availability thereof, will be determined using the correct age and gender.

Incontestability

We will not contest the contract.

Statement of Values

At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Contract Value, premium payments and other financial transactions made by you during the report period.

Trust as Owner or Beneficiary

If a trustee is named as the owner or beneficiary of this contract and subsequently exercises ownership rights or claims benefits hereunder, we will have no obligation to verify that a Trust is in effect or that the trustee is acting within the scope of his/her authority. Payment of contract benefits to the trustee shall release us from all obligations under the contract to the extent of the payment. When we make a payment to the trustee, we will have no obligation to ensure that such payment is applied according to the terms of the trust agreement.

Written Notice

Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The contract number and the Annuitant's full name must be included.

We will send all notices to the owner at the last known address on file with us.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The contract contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a contract may be purchased.

Regulation of Genworth Life and Annuity Insurance Company (formerly, GE Life and Annuity Assurance Company)

Besides Federal securities laws and Virginia insurance law, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Experts

The consolidated financial statements and schedules of the Company and subsidiary as of December 31, 2005 and 2004, and for each of the years in the three-year period ended December 31, 2005, and the financial statements of the Separate Account as of December 31, 2005 and for each of the years or lesser periods in the two-year period ended December 31, 2005, have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The reports of KPMG LLP dated March 10, 2006 with respect to the consolidated financial statements and schedules of the Company and subsidiary refer to a change in accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

Financial Statements

This Statement of Additional Information contains consolidated financial statements for the Company and subsidiary, as of December 31, 2005 and 2004 and for each of the years in the three-year period ended December 31, 2005 and the financial statements of the Separate Account, as of December 31, 2005 and for each of the years or lesser periods in the two-year period then ended December 31, 2005. The consolidated financial statements of the Company and subsidiary included in the prospectus should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of the Company to meet its obligations under the contract. Such consolidated financial statements of the Company and subsidiary should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                             Financial Statements

                         Year Ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Table of Contents

                               December 31, 2005

                                                                            Page
                                                                            -----
Independent Registered Public Accounting Firm's Report.....................   F-1

Statements of Assets and Liabilities.......................................   F-3

Statements of Operations...................................................  F-25

Statements of Changes in Net Assets........................................  F-51

Notes to Financial Statements.............................................. F-103

            Report of Independent Registered Public Accounting Firm

Contract Owners
Genworth Life & Annuity VA Separate Account 1 and
The Board of Directors
Genworth Life and Annuity Insurance Company

   We have audited the accompanying statements of assets and liabilities of Genworth Life & Annuity VA Separate Account 1 (the Account) (comprising the AIM Variable Insurance Funds -- AIM V.I. Aggressive Growth Fund -- Series I shares, AIM V.I. Basic Value Fund -- Series II shares, AIM V.I. Blue Chip
Fund -- Series I shares, AIM V.I. Capital Appreciation Fund -- Series I shares, AIM V.I. Capital Development Fund -- Series I shares, AIM V.I. Core Equity
Fund -- Series I shares, AIM V.I. Government Securities Fund -- Series I shares, AIM V.I. Growth Fund -- Series I shares, AIM V.I. International Growth Fund -- Series II shares, AIM V.I. Premier Equity Fund -- Series I shares, AIM V.I. Real Estate Fund -- Series II shares, AIM V.I. Technology Fund -- Series I shares, AIM V.I. Utilities Fund -- Series I shares; The Alger American
Fund -- Alger American Growth Portfolio -- Class O Shares, Alger American Small Capitalization Portfolio -- Class O Shares; AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Global Technology Portfolio -- Class B, AllianceBernstein Growth and Income Portfolio -- Class B, AllianceBernstein International Value Portfolio -- Class B, AllianceBernstein Large Cap Growth Portfolio -- Class B, AllianceBernstein Small Cap Growth Portfolio -- Class B; American Century Variable Portfolios, Inc. -- VP Income & Growth
Fund -- Class I, VP International Fund -- Class I, VP Ultra(R) Fund -- Class I, VP Value Fund -- Class I; American Century Variable Portfolios II, Inc. -- VP Inflation Protection Fund -- Class II; Dreyfus -- Dreyfus Investment
Portfolios -- MidCap Stock Portfolio -- Initial Shares, Dreyfus Variable Investment Fund -- Money Market Portfolio, The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares; Eaton Vance Variable Trust -- VT Floating-Rate Income Fund, VT Income Fund of Boston, VT Worldwide Health Sciences Fund; Evergreen Variable Annuity Trust -- Evergreen VA Omega
Fund -- Class 2; FAM Variable Series Fund, Inc. -- Mercury Basic Value V.I. Fund -- Class III Shares, Mercury Global Allocation V.I. Fund -- Class III Shares, Mercury Large Cap Growth V.I. Fund -- Class III Shares, Mercury Value Opportunities V.I. Fund -- Class III Shares; Federated Insurance
Series -- Federated American Leaders Fund II -- Primary Shares, Federated Capital Income Fund II, Federated High Income Bond Fund II -- Primary Shares, Federated High Income Bond Fund II -- Service Shares, Federated Kaufmann
Fund II -- Service Shares; Fidelity Variable Insurance Products Fund -- VIP Asset Manager/SM/ Portfolio -- Initial Class, VIP Asset Manager/SM/
Portfolio -- Service Class 2, VIP Contrafund(R) Portfolio -- Initial Class, VIP Contrafund(R) Portfolio -- Service Class 2, VIP Dynamic Capital Appreciation Portfolio -- Service Class 2, VIP Equity-Income Portfolio -- Initial Class, VIP Equity-Income Portfolio -- Service Class 2, VIP Growth & Income
Portfolio -- Initial Class, VIP Growth & Income Portfolio -- Service Class 2, VIP Growth Opportunities Portfolio -- Initial Class, VIP Growth
Portfolio -- Initial Class, VIP Growth Portfolio -- Service Class 2, VIP Mid Cap Portfolio -- Initial Class, VIP Mid Cap Portfolio -- Service Class 2, VIP Overseas Portfolio -- Initial Class, VIP Value Strategies Portfolio -- Service Class 2; Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares, Franklin Large Cap Growth Securities Fund -- Class 2 Shares, Mutual Shares Securities Fund -- Class 2 Shares, Templeton Foreign Securities Fund -- Class I Shares, Templeton Foreign Securities Fund -- Class 2 Shares, Templeton Global Asset Allocation
Fund -- Class 2 Shares, Templeton Global Income Securities Fund -- Class I Shares; GE Investments Funds, Inc. -- Global Income Fund, Income Fund, International Equity Fund, Mid-Cap Equity Fund, Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, Total Return Fund, U.S. Equity Fund, Value Equity Fund; Goldman Sachs Variable Insurance Trust -- Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund; Greenwich Street Series Fund -- Salomon Brothers Variable Aggressive Growth Fund -- Class II; Janus Aspen
Series -- Balanced Portfolio -- Institutional Shares, Balanced
Portfolio -- Service Shares, Core Equity Portfolio -- Institutional Shares, Flexible Bond Portfolio -- Institutional Shares, Forty
Portfolio -- Institutional Shares, Forty Portfolio -- Service Shares, Global Life Sciences Portfolio -- Service Shares, Global Technology
Portfolio -- Service Shares, International Growth Portfolio -- Institutional Shares, International Growth Portfolio -- Service Shares, Large Cap Growth Portfolio -- Institutional Shares, Large Cap Growth Portfolio -- Service Shares, Mid Cap Growth Portfolio -- Institutional Shares, Mid Cap Growth Portfolio -- Service Shares, Worldwide Growth Portfolio -- Institutional Shares, Worldwide Growth Portfolio -- Service Shares; J.P. Morgan Series
Trust II -- Bond Portfolio, International Equity Portfolio, Mid Cap Value Portfolio, Small Company Portfolio, U.S. Large Cap Core Equity Portfolio; MFS(R) Variable Insurance Trust -- MFS(R) Investors Growth Stock
Series -- Service Class Shares, MFS(R) Investors Trust Series -- Service Class Shares, MFS(R) New Discovery Series -- Service Class Shares, MFS(R) Strategic Income Series -- Service Class Shares, MFS(R) Total Return Series -- Service Class Shares, MFS(R) Utilities Series -- Service Class Shares; Nations Separate

Account Trust -- Nations Marsico Growth Portfolio, Nations Marsico International Opportunities Portfolio; Old Mutual Insurance Company,
Inc. -- Old Mutual Growth II Portfolio, Old Mutual Large Cap Growth Portfolio; Oppenheimer Variable Account Funds -- Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Aggressive Growth Fund/VA -- Service Shares, Oppenheimer Balanced Fund/VA, Oppenheimer Balanced Fund/VA -- Service Shares, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Capital Appreciation Fund/VA -- Service Shares, Oppenheimer Core Bond Fund/VA, Oppenheimer Global Securities
Fund/VA -- Service Shares, Oppenheimer High Income Fund/VA, Oppenheimer Main Street Fund/VA -- Service Shares, Oppenheimer Main Street Small Cap
Fund/VA -- Service Shares; PIMCO Variable Insurance Trust -- All Asset Portfolio -- Advisor Class Shares, Foreign Bond Portfolio (U.S. Dollar
Hedged) -- Administrative Class Shares, High Yield Portfolio -- Administrative Class Shares, Long-Term U.S. Government Portfolio -- Administrative Class Shares, Low Duration Portfolio -- Advisor Class Shares, Total Return
Portfolio -- Administrative Class Shares; The Prudential Series Fund,
Inc. -- Jennison 20/20 Focus Portfolio -- Class II, Jennison Portfolio -- Class II Shares, Natural Resources Portfolio -- Class II, SP Prudential U.S. Emerging Growth Portfolio -- Class II, SP William Blair International Growth
Portfolio -- Class II; Rydex Variable Trust -- OTC Fund; Salomon Brothers Variable Series Funds Inc -- Salomon Brothers Variable All Cap
Fund -- Class II, Salomon Brothers Variable Investors Fund -- Class I, Salomon Brothers Variable Strategic Bond Fund -- Class I, Salomon Brothers Variable Total Return Fund -- Class I, Salomon Brothers Variable Total Return
Fund -- Class II; Scudder Variable Series II -- Scudder Technology Growth Portfolio -- Class B Shares, SVS Dreman High Return Equity Portfolio -- Class B Shares, SVS Dreman Small Cap Value Portfolio -- Class B Shares; Van Kampen Life Investment Trust -- Comstock Portfolio -- Class II Shares, Emerging Growth Portfolio -- Class II Shares) as of December 31, 2005, the related statements of operations for the year or lesser period then ended, the statements of changes in net assets for each of the years or lesser periods in the two year period then ended, and the financial highlights for each of the years or lesser periods in the five year period then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting Genworth Life & Annuity VA Separate
Account 1 as of December 31, 2005, the results of their operations for the year or lesser period then ended, the changes in their net assets for each of the years or lesser periods in the two year period then ended, and their financial highlights for each of the years or lesser periods in the five year period then ended, in conformity with U.S. generally accepted accounting principles.

Richmond, VA
March 17, 2006

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                     Statements of Assets and Liabilities

                               December 31, 2005

                                                                        AIM Variable Insurance Funds
                              ------------------------------------------------------------------------------------------------
                                                                                  AIM V.I.        AIM V.I.
                                 AIM V.I.         AIM V.I.        AIM V.I.         Capital         Capital        AIM V.I.
                                Aggressive      Basic Value       Blue Chip     Appreciation     Development     Core Equity
                              Growth Fund --      Fund --          Fund --         Fund --         Fund --         Fund --
                              Series I shares Series II shares Series I shares Series I shares Series I shares Series I shares
                              --------------- ---------------- --------------- --------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....     $5,927         27,325,897         3,853        22,637,162        12,328           2,310
Dividend receivable..........         --                 --            --                --            --              --
Receivable from
  affiliate (note 4b)........         --                  2            --                13            --              --
Receivable for units sold....         --                530            --             2,571            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total assets..........      5,927         27,326,429         3,853        22,639,746        12,328           2,310
                                  ------         ----------         -----        ----------        ------           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          2              1,190            --               979             1              --
Payable for units
  withdrawn..................         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Total liabilities.....          2              1,190            --               979             1              --
                                  ------         ----------         -----        ----------        ------           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --                 --            --                --            --              --
   Genworth Life &
     Annuity (note 4d).......         --                 --            --                --            --              --
                                  ------         ----------         -----        ----------        ------           -----
       Net assets............     $5,925         27,325,239         3,853        22,638,767        12,327           2,310
                                  ======         ==========         =====        ==========        ======           =====
Investments in
  securities, at cost........     $5,550         24,505,644         3,842        18,745,969        10,580           2,100
                                  ======         ==========         =====        ==========        ======           =====
Shares outstanding...........        473          2,228,866           545           917,227           766              99
                                  ======         ==========         =====        ==========        ======           =====

                              ----------------
                                 AIM V.I.
                                Government
                                Securities
                                  Fund --
                              Series I shares
                              ---------------
Assets
Investments at fair
  market value (note 2b):....     11,695
Dividend receivable..........         --
Receivable from
  affiliate (note 4b)........         --
Receivable for units sold....         --
                                  ------
       Total assets..........     11,695
                                  ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         --
Payable for units
  withdrawn..................         --
                                  ------
       Total liabilities.....         --
                                  ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     11,695
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --
   Genworth Life &
     Annuity (note 4d).......         --
                                  ------
       Net assets............     11,695
                                  ======
Investments in
  securities, at cost........     11,853
                                  ======
Shares outstanding...........        985
                                  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          AIM Variable Insurance Funds (continued)
                              -------------------------------------------------------------------------------------------------
                                                  AIM V.I.        AIM V.I.         AIM V.I.        AIM V.I.        AIM V.I.
                                 AIM V.I.      International   Premier Equity    Real Estate      Technology       Utilities
                              Growth Fund --   Growth Fund --      Fund --         Fund --          Fund --         Fund --
                              Series I shares Series II shares Series I shares Series II shares Series I shares Series I shares
                              --------------- ---------------- --------------- ---------------- --------------- ---------------
Assets
Investments at fair
  market value (note 2b):....   $10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
Dividend receivable..........            --              --              --            --               --              --
Receivable from
  affiliate (note 4b)........            --              --              --            --               --              --
Receivable for units sold....            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total assets..........    10,921,473      13,156,169      29,441,236         6,992            9,464           6,846
                                -----------      ----------      ----------         -----            -----           -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           471             572           1,279             1                1               1
Payable for units
  withdrawn..................           995           3,130           4,844            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Total liabilities.....         1,466           3,702           6,123             1                1               1
                                -----------      ----------      ----------         -----            -----           -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --              --              --            --               --              --
   Genworth Life &
     Annuity (note 4d).......            --              --              --            --               --              --
                                -----------      ----------      ----------         -----            -----           -----
       Net assets............   $10,920,007      13,152,467      29,435,113         6,991            9,463           6,845
                                ===========      ==========      ==========         =====            =====           =====
Investments in
  securities, at cost........   $ 9,687,988      12,011,803      27,982,396         7,099            8,860           6,081
                                ===========      ==========      ==========         =====            =====           =====
Shares outstanding...........       633,129         572,007       1,319,052           333              746             384
                                ===========      ==========      ==========         =====            =====           =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                 The Alger American Fund
                              ----------------------------- -----------------
                                                 Alger
                                  Alger         American    AllianceBernstein
                                 American        Small           Global
                                  Growth     Capitalization    Technology
                               Portfolio --   Portfolio --    Portfolio --
                              Class O Shares Class O Shares      Class B
                              -------------- -------------- -----------------
Assets
Investments at fair
  market value (note 2b):....  $106,674,371    75,701,102       4,075,355
Dividend receivable..........            --            --              --
Receivable from
  affiliate (note 4b)........            --            --              --
Receivable for units sold....            --            --              --
                               ------------    ----------       ---------
       Total assets..........   106,674,371    75,701,102       4,075,355
                               ------------    ----------       ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         4,291         3,077             173
Payable for units
  withdrawn..................         8,735       250,054           8,351
                               ------------    ----------       ---------
       Total liabilities.....        13,026       253,131           8,524
                               ------------    ----------       ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $106,496,380    75,370,045       4,066,831
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       164,965        77,926              --
   Genworth Life &
     Annuity (note 4d).......            --            --              --
                               ------------    ----------       ---------
       Net assets............  $106,661,345    75,447,971       4,066,831
                               ============    ==========       =========
Investments in
  securities, at cost........  $110,873,009    61,661,480       3,673,509
                               ============    ==========       =========
Shares outstanding...........     2,717,818     3,196,837         260,739
                               ============    ==========       =========

                               AllianceBernstein Variable Products Series Fund, Inc.
                              ------------------------------------------------------------------------

                              AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                 Growth and       International       Large Cap         Small Cap
                                   Income             Value            Growth            Growth
                                Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                   Class B           Class B           Class B           Class B
                              ----------------- ----------------- ----------------- -----------------
Assets
Investments at fair
  market value (note 2b):....    180,481,275       21,914,340        35,081,493         7,353,284
Dividend receivable..........             --               --                --                --
Receivable from
  affiliate (note 4b)........             30               --                --                --
Receivable for units sold....             --           20,428                --                --
                                 -----------       ----------        ----------         ---------
       Total assets..........    180,481,305       21,934,768        35,081,493         7,353,284
                                 -----------       ----------        ----------         ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          7,698              965             1,525               316
Payable for units
  withdrawn..................          8,117               --             6,498             1,266
                                 -----------       ----------        ----------         ---------
       Total liabilities.....         15,815              965             8,023             1,582
                                 -----------       ----------        ----------         ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    180,461,496       21,933,803        35,073,470         7,351,702
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          3,994               --                --                --
   Genworth Life &
     Annuity (note 4d).......             --               --                --                --
                                 -----------       ----------        ----------         ---------
       Net assets............    180,465,490       21,933,803        35,073,470         7,351,702
                                 ===========       ==========        ==========         =========
Investments in
  securities, at cost........    153,137,576       19,979,034        29,992,253         6,181,722
                                 ===========       ==========        ==========         =========
Shares outstanding...........      7,321,756        1,158,263         1,321,835           608,212
                                 ===========       ==========        ==========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              American Century
                                                                                  Variable
                                American Century Variable Portfolios, Inc.   Portfolios II, Inc.                   Dreyfus
                              ---------------------------------------------- ------------------- ----------------------------
                                                                                                    Dreyfus        Dreyfus
                                                                                                   Investment     Variable
                              VP Income &      VP                               VP Inflation     Portfolios --   Investment
                                Growth    International VP Ultra(R) VP Value     Protection       MidCap Stock  Fund -- Money
                                Fund --      Fund --      Fund --   Fund --        Fund --        Portfolio --     Market
                                Class I      Class I      Class I   Class I       Class II       Initial Shares   Portfolio
                              ----------- ------------- ----------- -------- ------------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....   $40,138        960        43,975     33,834       1,680,216          30,858        120,737
Dividend receivable..........        --         --            --         --           5,037              --            384
Receivable from
  affiliate (note 4b)........        --         --            --         --              --              --             --
Receivable for units sold....        --         --            --         --           7,927              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total assets..........    40,138        960        43,975     33,834       1,693,180          30,858        121,121
                                -------        ---        ------     ------       ---------          ------        -------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3          1             4          1              78               3              5
Payable for units
  withdrawn..................        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Total liabilities.....         3          1             4          1              78               3              5
                                -------        ---        ------     ------       ---------          ------        -------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        --         --            --         --              --              --             --
   Genworth Life &
     Annuity (note 4d).......        --         --            --         --              --              --             --
                                -------        ---        ------     ------       ---------          ------        -------
       Net assets............   $40,135        959        43,971     33,833       1,693,102          30,855        121,116
                                =======        ===        ======     ======       =========          ======        =======
Investments in
  securities, at cost........   $37,974        938        41,558     33,278       1,700,177          29,262        120,737
                                =======        ===        ======     ======       =========          ======        =======
Shares outstanding...........     5,345        117         4,236      4,126         163,764           1,611        120,737
                                =======        ===        ======     ======       =========          ======        =======



                              ---------------
                               The Dreyfus
                                 Socially
                               Responsible
                                  Growth
                              Fund, Inc.  --
                              Initial Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   5,535,293
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                                ---------
       Total assets..........   5,535,293
                                ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         235
Payable for units
  withdrawn..................          --
                                ---------
       Total liabilities.....         235
                                ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   5,535,058
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                                ---------
       Net assets............   5,535,058
                                =========
Investments in
  securities, at cost........   6,056,221
                                =========
Shares outstanding...........     212,243
                                =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Evergreen Variable
                              Eaton Vance Variable Trust    Annuity Trust                      FAM Variable Series Fund, Inc.
                              --------------------------- ------------------ --------------------------------------------------
                                                 VT                           Mercury Basic    Mercury Global   Mercury Large
                                   VT         Worldwide      Evergreen VA         Value          Allocation       Cap Growth
                              Floating-Rate    Health       Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --
                               Income Fund  Sciences Fund      Class 2       Class III Shares Class III Shares Class III Shares
                              ------------- ------------- ------------------ ---------------- ---------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $44,771,952   11,957,914        485,494          5,273,314        1,002,952        1,206,060
Dividend receivable..........      181,714           --             --            451,988           19,652              171
Receivable from
  affiliate (note 4b)........           --           --             --                 --               --               --
Receivable for units sold....       63,163        1,681             --              5,884               --           24,262
                               -----------   ----------        -------          ---------        ---------        ---------
       Total assets..........   45,016,829   11,959,595        485,494          5,731,186        1,022,604        1,230,493
                               -----------   ----------        -------          ---------        ---------        ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        1,922          508             21                264               46               54
Payable for units
  withdrawn..................           --           --            277                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Total liabilities.....        1,922          508            298                264               46               54
                               -----------   ----------        -------          ---------        ---------        ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $45,014,907   11,956,771        485,196          5,730,922        1,022,558        1,230,439
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        2,316             --                 --               --               --
   Genworth Life &
     Annuity (note 4d).......           --           --             --                 --               --               --
                               -----------   ----------        -------          ---------        ---------        ---------
       Net assets............  $45,014,907   11,959,087        485,196          5,730,922        1,022,558        1,230,439
                               ===========   ==========        =======          =========        =========        =========
Investments in
  securities, at cost........  $44,838,884   10,629,121        450,676          5,436,732          979,671        1,090,988
                               ===========   ==========        =======          =========        =========        =========
Shares outstanding...........    4,441,662      994,008         29,124            357,755           80,558          109,742
                               ===========   ==========        =======          =========        =========        =========


                              -----------------
                               Mercury Value
                               Opportunities
                                V.I. Fund --
                              Class III Shares
                              ----------------
Assets
Investments at fair
  market value (note 2b):....    2,860,361
Dividend receivable..........    1,624,761
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       53,876
                                 ---------
       Total assets..........    4,538,998
                                 ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          202
Payable for units
  withdrawn..................           --
                                 ---------
       Total liabilities.....          202
                                 ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....    4,538,796
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                 ---------
       Net assets............    4,538,796
                                 =========
Investments in
  securities, at cost........    4,339,424
                                 =========
Shares outstanding...........      479,122
                                 =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                    Federated Insurance Series
                              ----------------------------------------------------------------------
                                Federated                 Federated      Federated
                                 American    Federated   High Income    High Income     Federated
                                 Leaders      Capital        Bond           Bond         Kaufmann
                                Fund II --    Income      Fund II --     Fund II --     Fund II --
                              Primary Shares  Fund II   Primary Shares Service Shares Service Shares
                              -------------- ---------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....  $51,874,997   19,599,407   50,645,490     40,637,135     42,071,866
Dividend receivable..........           --           --           --             --             --
Receivable from
  affiliate (note 4b)........           10            8            6             12             --
Receivable for units sold....           --           --      209,815        265,270          2,272
                               -----------   ----------   ----------     ----------     ----------
       Total assets..........   51,875,007   19,599,415   50,855,311     40,902,417     42,074,138
                               -----------   ----------   ----------     ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        2,068          770        2,025          1,751          1,789
Payable for units
  withdrawn..................       40,513        8,241           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Total liabilities.....       42,581        9,011        2,025          1,751          1,789
                               -----------   ----------   ----------     ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $51,832,426   19,586,896   50,774,440     40,900,666     42,072,349
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --        3,508       78,846             --             --
   Genworth Life &
     Annuity (note 4d).......           --           --           --             --             --
                               -----------   ----------   ----------     ----------     ----------
       Net assets............  $51,832,426   19,590,404   50,853,286     40,900,666     42,072,349
                               ===========   ==========   ==========     ==========     ==========
Investments in
  securities, at cost........  $45,424,170   21,413,196   50,739,046     40,434,404     35,741,420
                               ===========   ==========   ==========     ==========     ==========
Shares outstanding...........    2,426,333    2,192,327    6,543,345      5,277,550      2,911,548
                               ===========   ==========   ==========     ==========     ==========

                               Fidelity Variable Insurance Products Fund
                              -------------------------------------------

                                VIP Asset      VIP Asset         VIP
                               Manager/SM/    Manager/SM/   Contrafund(R)
                              Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class
                              ------------- --------------- -------------
Assets
Investments at fair
  market value (note 2b):....  145,568,526    18,038,652     395,077,622
Dividend receivable..........           --            --              --
Receivable from
  affiliate (note 4b)........           --            --              --
Receivable for units sold....           --        47,899          86,661
                               -----------    ----------     -----------
       Total assets..........  145,568,526    18,086,551     395,164,283
                               -----------    ----------     -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,009           908          15,731
Payable for units
  withdrawn..................      138,860            --              --
                               -----------    ----------     -----------
       Total liabilities.....      143,869           908          15,731
                               -----------    ----------     -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  145,286,076    18,085,643     395,049,988
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      138,581            --          98,564
   Genworth Life &
     Annuity (note 4d).......           --            --              --
                               -----------    ----------     -----------
       Net assets............  145,424,657    18,085,643     395,148,552
                               ===========    ==========     ===========
Investments in
  securities, at cost........  143,990,419    17,343,567     294,865,693
                               ===========    ==========     ===========
Shares outstanding...........    9,678,758     1,218,005      12,732,118
                               ===========    ==========     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------------------------
                                                VIP Dynamic
                                    VIP           Capital      VIP Equity-    VIP Equity-   VIP Growth &   VIP Growth &
                               Contrafund(R)   Appreciation      Income         Income         Income         Income
                               Portfolio --    Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Service Class 2 Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              --------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):....  $186,749,361      3,787,344     361,404,032    140,961,958    80,265,791     32,464,694
Dividend receivable..........            --             --              --             --            --             --
Receivable from
  affiliate (note 4b)........             2             --              --             --            --              8
Receivable for units sold....        88,681             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total assets..........   186,838,044      3,787,344     361,404,032    140,961,958    80,265,791     32,464,702
                               ============      =========     ===========    ===========    ==========     ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         8,019            165          13,981          6,087         3,247          1,395
Payable for units
  withdrawn..................            --          3,609         441,371         86,194        26,171         22,261
                               ------------      ---------     -----------    -----------    ----------     ----------
       Total liabilities.....         8,019          3,774         455,352         92,281        29,418         23,656
                               ------------      ---------     -----------    -----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $186,830,025      3,783,570     360,777,757    140,869,677    80,229,338     32,441,046
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --             --         170,923             --         7,035             --
   Genworth Life &
     Annuity (note 4d).......            --             --              --             --            --             --
                               ------------      ---------     -----------    -----------    ----------     ----------
       Net assets............  $186,830,025      3,783,570     360,948,680    140,869,677    80,236,373     32,441,046
                               ============      =========     ===========    ===========    ==========     ==========
Investments in
  securities, at cost........  $147,656,277      3,391,057     313,164,404    121,646,041    73,761,425     28,003,251
                               ============      =========     ===========    ===========    ==========     ==========
Shares outstanding...........     6,085,023        441,415      14,178,267      5,600,396     5,441,749      2,234,322
                               ============      =========     ===========    ===========    ==========     ==========

                              --------------

                               VIP Growth
                              Opportunities
                              Portfolio --
                              Initial Class
                              -------------
Assets
Investments at fair
  market value (note 2b):....  26,583,318
Dividend receivable..........          --
Receivable from
  affiliate (note 4b)........          --
Receivable for units sold....          --
                               ----------
       Total assets..........  26,583,318
                               ==========
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,074
Payable for units
  withdrawn..................       3,920
                               ----------
       Total liabilities.....       4,994
                               ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  26,578,324
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --
   Genworth Life &
     Annuity (note 4d).......          --
                               ----------
       Net assets............  26,578,324
                               ==========
Investments in
  securities, at cost........  25,336,707
                               ==========
Shares outstanding...........   1,533,063
                               ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                Fidelity Variable Insurance Products Fund (continued)
                              -----------------------------------------------------------------------------------------
                                                                                                           VIP Value
                               VIP Growth     VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                              Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                              Initial Class Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                              ------------- --------------- ------------- --------------- ------------- ---------------
Assets
Investments at fair
  market value (note 2b):.... $187,844,086    52,415,864       37,764       254,222,252    85,068,106      2,886,181
Dividend receivable..........           --            --           --                --            --             --
Receivable from
  affiliate (note 4b)........           --            --            1                --            17              1
Receivable for units sold....           --         1,118           --                --        17,586             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Total assets..........  187,844,086    52,416,982       37,765       254,222,252    85,085,709      2,886,182
                              ------------    ----------       ------       -----------    ----------      ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,231         2,272            1            10,754         3,250            125
Payable for units
  withdrawn..................      211,884            --           --           766,162            --            227
                              ------------    ----------       ------       -----------    ----------      ---------
       Total liabilities.....      219,115         2,272            1           776,916         3,250            352
                              ------------    ----------       ------       -----------    ----------      ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $187,589,244    52,414,710       37,764       253,437,965    85,082,459      2,885,830
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       35,727            --           --             7,371            --             --
   Genworth Life &
     Annuity (note 4d).......           --            --           --                --            --             --
                              ------------    ----------       ------       -----------    ----------      ---------
       Net assets............ $187,624,971    52,414,710       37,764       253,445,336    85,082,459      2,885,830
                              ============    ==========       ======       ===========    ==========      =========
Investments in
  securities, at cost........ $193,320,225    46,947,936       22,880       189,918,029    60,455,868      2,681,180
                              ============    ==========       ======       ===========    ==========      =========
Shares outstanding...........    5,574,008     1,574,523        1,076         7,332,629     4,127,516        205,862
                              ============    ==========       ======       ===========    ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                          Franklin Templeton Variable Insurance Products Trust
                              ------------------------------------------------------------------------------------------
                                              Franklin Large                  Templeton      Templeton      Templeton
                              Franklin Income   Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                Securities      Securities     Securities     Securities     Securities     Allocation
                                  Fund --        Fund --        Fund --        Fund --        Fund --        Fund --
                              Class 2 Shares  Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                              --------------- -------------- -------------- -------------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):....   $59,014,171       45,049         64,775       15,034,736       41,332         1,732
Dividend receivable..........            --           --             --               --           --            --
Receivable from
  affiliate (note 4b)........            --           --             --               --           --            --
Receivable for units sold....     1,196,877           --            496               --          495            --
                                -----------       ------         ------       ----------       ------         -----
       Total assets..........    60,211,048       45,049         65,271       15,034,736       41,827         1,732
                                -----------       ------         ------       ----------       ------         -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         3,132            2              3              621            3             2
Payable for units
  withdrawn..................            --          394             --           26,487           --            --
                                -----------       ------         ------       ----------       ------         -----
       Total liabilities.....         3,132          396              3           27,108            3             2
                                -----------       ------         ------       ----------       ------         -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --           --             --               --           --            --
   Genworth Life &
     Annuity (note 4d).......            --           --             --               --           --            --
                                -----------       ------         ------       ----------       ------         -----
       Net assets............   $60,207,916       44,653         65,268       15,007,628       41,824         1,730
                                ===========       ======         ======       ==========       ======         =====
Investments in
  securities, at cost........   $58,897,196       44,401         63,753       13,976,590       38,505         1,703
                                ===========       ======         ======       ==========       ======         =====
Shares outstanding...........     3,852,100        3,009          3,565          949,163        2,646            83
                                ===========       ======         ======       ==========       ======         =====

                              ------------------
                                  Templeton
                                   Global
                              Income Securities
                                   Fund --
                               Class I Shares
                              -----------------
Assets
Investments at fair
  market value (note 2b):....     8,389,658
Dividend receivable..........            --
Receivable from
  affiliate (note 4b)........            --
Receivable for units sold....            --
                                  ---------
       Total assets..........     8,389,658
                                  ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....           319
Payable for units
  withdrawn..................         2,596
                                  ---------
       Total liabilities.....         2,915
                                  ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     8,386,743
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --
   Genworth Life &
     Annuity (note 4d).......            --
                                  ---------
       Net assets............     8,386,743
                                  =========
Investments in
  securities, at cost........     8,443,412
                                  =========
Shares outstanding...........       584,238
                                  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               GE Investments Funds, Inc.
                              --------------------------------------------------------------------------------------------
                              Global                                         Money       Premier   Real Estate
                              Income   Income    International   Mid-Cap     Market      Growth    Securities  S&P 500(R)
                               Fund     Fund      Equity Fund  Equity Fund    Fund     Equity Fund    Fund     Index Fund
                              ------ ----------- ------------- ----------- ----------- ----------- ----------- -----------
Assets
Investments at fair
  market value (note 2b):....  $--   108,241,529  53,153,401   213,711,356 224,114,136 108,290,919 134,083,006 467,557,384
Dividend receivable..........   --            --          --            --     746,154          --          --          --
Receivable from
  affiliate (note 4b)........   --            21          --            --          94          --          10          62
Receivable for units sold....   --            --          --            --          --          --     116,686          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total assets..........   --   108,241,550  53,153,401   213,711,356 224,860,384 108,290,919 134,199,702 467,557,446
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....   --         4,443       1,375         8,916       9,301       4,564       5,449      19,150
Payable for units
  withdrawn..................   --       101,423         843       228,416      74,269     275,546          --     286,523
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Total liabilities.....   --       105,866       2,218       237,332      83,570     280,110       5,449     305,673
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $--   108,135,684  33,736,603   213,421,364 224,745,467 107,756,604 134,194,253 467,140,225
   Variable deferred
     annuity contract
     owners in the
     annuitization period....   --            --          --        52,660      31,347     254,205          --     111,548
   Genworth Life &
     Annuity (note 4d).......   --            --  19,414,580            --          --          --          --          --
                               ---   -----------  ----------   ----------- ----------- ----------- ----------- -----------
       Net assets............  $--   108,135,684  53,151,183   213,474,024 224,776,814 108,010,809 134,194,253 467,251,773
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Investments in
  securities, at cost........  $--   116,710,570  40,509,739   186,741,466 224,114,136  95,848,144 128,006,807 428,574,072
                               ===   ===========  ==========   =========== =========== =========== =========== ===========
Shares outstanding...........   --     9,142,021   4,654,413    11,119,217 224,114,136   1,431,473   6,983,490  20,381,752
                               ===   ===========  ==========   =========== =========== =========== =========== ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                                  Goldman Sachs Variable   Greenwich Street
                                    GE Investments Funds, Inc. (continued)            Insurance Trust        Series Fund
                              -------------------------------------------------- ------------------------- ----------------
                                                                                                           Salomon Brothers
                                                                                   Goldman                     Variable
                               Small-Cap                                            Sachs       Goldman       Aggressive
                              Value Equity Total Return U.S. Equity Value Equity Growth and  Sachs Mid Cap  Growth Fund --
                                  Fund         Fund        Fund         Fund     Income Fund  Value Fund       Class II
                              ------------ ------------ ----------- ------------ ----------- ------------- ----------------
Assets
Investments at fair
  market value (note 2b):.... $118,882,327 924,146,579  89,570,713   34,230,726  34,094,358   206,586,900     8,436,458
Dividend receivable..........           --          --          --           --          --            --            --
Receivable from
  affiliate (note 4b)........            9          --          30            4          --            --            --
Receivable for units sold....           --   2,501,231          --        1,186      34,081            --        10,418
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total assets..........  118,882,336 926,647,810  89,570,743   34,231,916  34,128,439   206,586,900     8,446,876
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        5,068      43,282       3,767        1,475       1,393         8,368           375
Payable for units
  withdrawn..................       14,681          --      80,804           --          --       125,005            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Total liabilities.....       19,749      43,282      84,571        1,475       1,393       133,373           375
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $118,862,587 926,597,501  89,340,531   34,230,441  34,127,046   206,453,527     8,446,501
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --       7,027     145,641           --          --            --            --
   Genworth Life &
     Annuity (note 4d).......           --          --          --           --          --            --            --
                              ------------ -----------  ----------   ----------  ----------   -----------     ---------
       Net assets............ $118,862,587 926,604,528  89,486,172   34,230,441  34,127,046   206,453,527     8,446,501
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Investments in
  securities, at cost........ $107,256,860 897,213,843  81,572,512   29,727,271  30,190,836   186,112,657     7,358,027
                              ============ ===========  ==========   ==========  ==========   ===========     =========
Shares outstanding...........    8,232,848  57,615,123   2,629,792    3,419,653   2,848,317    13,302,440       365,531
                              ============ ===========  ==========   ==========  ==========   ===========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                       Janus Aspen Series
                              -------------------------------------------------------------------------------------
                                Balanced                    Core Equity  Flexible Bond     Forty
                              Portfolio --     Balanced    Portfolio --  Portfolio --  Portfolio --      Forty
                              Institutional  Portfolio --  Institutional Institutional Institutional  Portfolio --
                                 Shares     Service Shares    Shares        Shares        Shares     Service Shares
                              ------------- -------------- ------------- ------------- ------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $281,398,544   129,124,502       9,548      40,989,046    133,215,793    26,298,400
Dividend receivable..........           --            --          --              --             --            --
Receivable from
  affiliate (note 4b)........           --            --          --              16             --            --
Receivable for units sold....           --       129,062          --              --         53,222            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Total assets..........  281,398,544   129,253,564       9,548      40,989,062    133,269,015    26,298,400
                              ------------   -----------       -----      ----------    -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       11,185         5,698           1           1,626          5,443         1,125
Payable for units
  withdrawn..................      411,615            --          --          47,731             --        18,065
                              ------------   -----------       -----      ----------    -----------    ----------
       Total liabilities.....      422,800         5,698           1          49,357          5,443        19,190
                              ------------   -----------       -----      ----------    -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $280,966,483   129,247,866       9,547      40,939,705    132,945,190    26,279,210
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        9,261            --          --              --        318,382            --
   Genworth Life &
     Annuity (note 4d).......           --            --          --              --             --            --
                              ------------   -----------       -----      ----------    -----------    ----------
       Net assets............ $280,975,744   129,247,866       9,547      40,939,705    133,263,572    26,279,210
                              ============   ===========       =====      ==========    ===========    ==========
Investments in
  securities, at cost........ $255,743,732   113,640,776       7,710      44,279,205    117,526,233    20,802,685
                              ============   ===========       =====      ==========    ===========    ==========
Shares outstanding...........   10,932,344     4,850,657         448       3,608,191      4,812,709       958,047
                              ============   ===========       =====      ==========    ===========    ==========

                              ---------------
                               Global Life
                                 Sciences
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   15,475,600
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....       71,361
                                ----------
       Total assets..........   15,546,961
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          645
Payable for units
  withdrawn..................           --
                                ----------
       Total liabilities.....          645
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   15,546,316
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   15,546,316
                                ==========
Investments in
  securities, at cost........   13,190,832
                                ==========
Shares outstanding...........    1,750,633
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Janus Aspen Series (continued)
                              --------------------------------------------------------------------------------------
                                             International                  Large Cap                     Mid Cap
                                  Global        Growth     International     Growth       Large Cap       Growth
                                Technology   Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                               Portfolio --  Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                              Service Shares    Shares     Service Shares    Shares     Service Shares    Shares
                              -------------- ------------- -------------- ------------- -------------- -------------
Assets
Investments at fair
  market value (note 2b):....  $13,117,044    118,483,077    26,590,358    156,418,580    13,771,324    122,228,726
Dividend receivable..........           --             --            --             --            --             --
Receivable from
  affiliate (note 4b)........            7              1             5              4            --             38
Receivable for units sold....           --      1,028,545            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total assets..........   13,117,051    119,511,623    26,590,363    156,418,584    13,771,324    122,228,764
                               -----------    -----------    ----------    -----------    ----------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          541          4,726         1,134          6,167           605          4,864
Payable for units
  withdrawn..................       27,966             --           226        251,769        17,338         87,861
                               -----------    -----------    ----------    -----------    ----------    -----------
       Total liabilities.....       28,507          4,726         1,360        257,936        17,943         92,725
                               -----------    -----------    ----------    -----------    ----------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $13,084,875    119,338,765    26,589,003    156,112,957    13,753,381    121,884,108
   Variable deferred
     annuity contract
     owners in the
     annuitization period....        3,669        168,132            --         47,691            --        251,931
   Genworth Life &
     Annuity (note 4d).......           --             --            --             --            --             --
                               -----------    -----------    ----------    -----------    ----------    -----------
       Net assets............  $13,088,544    119,506,897    26,589,003    156,160,648    13,753,381    122,136,039
                               ===========    ===========    ==========    ===========    ==========    ===========
Investments in
  securities, at cost........  $11,882,017     82,930,686    16,815,986    162,072,937    13,148,616    125,255,132
                               ===========    ===========    ==========    ===========    ==========    ===========
Shares outstanding...........    3,312,385      3,334,733       756,052      7,498,494       668,187      4,211,879
                               ===========    ===========    ==========    ===========    ==========    ===========

                              ---------------

                                 Mid Cap
                                  Growth
                               Portfolio --
                              Service Shares
                              --------------
Assets
Investments at fair
  market value (note 2b):....   14,048,299
Dividend receivable..........           --
Receivable from
  affiliate (note 4b)........           --
Receivable for units sold....           --
                                ----------
       Total assets..........   14,048,299
                                ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          613
Payable for units
  withdrawn..................        2,244
                                ----------
       Total liabilities.....        2,857
                                ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   14,045,442
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --
   Genworth Life &
     Annuity (note 4d).......           --
                                ----------
       Net assets............   14,045,442
                                ==========
Investments in
  securities, at cost........   11,502,004
                                ==========
Shares outstanding...........      494,484
                                ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Janus Aspen Series (continued)                  J.P. Morgan Series Trust II
                              ------------------------------ --------------------------------------------------------------
                                Worldwide
                                 Growth        Worldwide                                                         U.S. Large
                              Portfolio --       Growth                International                              Cap Core
                              Institutional   Portfolio --     Bond       Equity     Mid Cap Value Small Company   Equity
                                 Shares      Service Shares  Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                              -------------  --------------  --------- ------------- ------------- ------------- ----------
Assets
Investments at fair
  market value (note 2b):.... $180,084,335     18,393,178     154,431     55,333        84,533        19,311       2,026
Dividend receivable..........           --             --          --         --            --            --          --
Receivable from
  affiliate (note 4b)........           --             --          --          1             1            --          --
Receivable for units sold....           --         20,250         304         --           349            --         698
                              ------------     ----------     -------     ------        ------        ------       -----
       Total assets..........  180,084,335     18,413,428     154,735     55,334        84,883        19,311       2,724
                              ------------     ----------     -------     ------        ------        ------       -----
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....        7,034            799           7          4             4             1           1
Payable for units
  withdrawn..................      416,781             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Total liabilities.....      423,815            799           7          4             4             1           1
                              ------------     ----------     -------     ------        ------        ------       -----
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $179,523,371     18,412,629     154,728     55,330        84,879        19,310       2,723
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      137,149             --          --         --            --            --          --
   Genworth Life &
     Annuity (note 4d).......           --             --          --         --            --            --          --
                              ------------     ----------     -------     ------        ------        ------       -----
       Net assets............ $179,660,520     18,412,629     154,728     55,330        84,879        19,310       2,723
                              ============     ==========     =======     ======        ======        ======       =====
Investments in
  securities, at cost........ $197,636,793     17,387,340     155,728     52,279        81,629        18,615       1,935
                              ============     ==========     =======     ======        ======        ======       =====
Shares outstanding...........    6,440,785        662,578      13,010      4,535         3,036         1,213         149
                              ============     ==========     =======     ======        ======        ======       =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                     MFS(R) Variable Insurance Trust
                              -----------------------------------------------------------------------------
                                 MFS(R)       MFS(R)                    MFS(R)
                               Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                              Growth Stock    Trust      Discovery      Income       Return     Utilities
                               Series --    Series --    Series --    Series --    Series --    Series --
                                Service      Service      Service      Service      Service      Service
                              Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                              ------------ ------------ ------------ ------------ ------------ ------------
Assets
Investments at fair
  market value (note 2b):.... $25,553,664   21,952,530   37,896,157     2,645      20,650,584   46,021,515
Dividend receivable..........          --           --           --        --              --           --
Receivable from
  affiliate (note 4b)........          --           11            3        --              --           --
Receivable for units sold....          --        3,229           --       698              --       49,567
                              -----------   ----------   ----------     -----      ----------   ----------
       Total assets..........  25,553,664   21,955,770   37,896,160     3,343      20,650,584   46,071,082
                              -----------   ----------   ----------     -----      ----------   ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       1,098          941        1,613         2           1,063        1,972
Payable for units
  withdrawn..................      87,094           --       10,839        --         152,453           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Total liabilities.....      88,192          941       12,452         2         153,516        1,972
                              -----------   ----------   ----------     -----      ----------   ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $25,459,155   21,954,829   37,879,584     3,341      20,497,068   46,069,110
   Variable deferred
     annuity contract
     owners in the
     annuitization period....       6,317           --        4,124        --              --           --
   Genworth Life &
     Annuity (note 4d).......          --           --           --        --              --           --
                              -----------   ----------   ----------     -----      ----------   ----------
       Net assets............ $25,465,472   21,954,829   37,883,708     3,341      20,497,068   46,069,110
                              ===========   ==========   ==========     =====      ==========   ==========
Investments in
  securities, at cost........ $22,882,319   18,286,803   32,845,874     2,623      20,453,305   34,966,135
                              ===========   ==========   ==========     =====      ==========   ==========
Shares outstanding...........   2,628,978    1,143,957    2,452,826       251       1,007,346    1,953,375
                              ===========   ==========   ==========     =====      ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                              Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                              ------------------------------- ----------------------------------
                                              Nations Marsico
                              Nations Marsico  International  Old Mutual     Old Mutual Large
                                  Growth       Opportunities  Growth II         Cap Growth
                                 Portfolio       Portfolio    Portfolio         Portfolio
                              --------------- --------------- ----------     ----------------
Assets
Investments at fair
  market value (note 2b):....   $52,459,970     55,221,827    9,500,197         13,156,505
Dividend receivable..........            --             --           --                 --
Receivable from
  affiliate (note 4b)........             8              1            4                  2
Receivable for units sold....       113,506         91,151           --                 --
                                -----------     ----------    ---------         ----------
       Total assets..........    52,573,484     55,312,979    9,500,201         13,156,507
                                -----------     ----------    ---------         ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         2,269          2,435          365                503
Payable for units
  withdrawn..................            --             --       29,023             19,687
                                -----------     ----------    ---------         ----------
       Total liabilities.....         2,269          2,435       29,388             20,190
                                -----------     ----------    ---------         ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....   $52,571,215     55,306,085    9,446,784         13,136,317
   Variable deferred
     annuity contract
     owners in the
     annuitization period....            --          4,459       24,029                 --
   Genworth Life &
     Annuity (note 4d).......            --             --           --                 --
                                -----------     ----------    ---------         ----------
       Net assets............   $52,571,215     55,310,544    9,470,813         13,136,317
                                ===========     ==========    =========         ==========
Investments in
  securities, at cost........   $46,315,737     45,438,357    8,522,636         12,161,308
                                ===========     ==========    =========         ==========
Shares outstanding...........     2,932,363      2,994,676      814,070            707,719
                                ===========     ==========    =========         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                     Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------------
                                           Oppenheimer                                            Oppenheimer
                              Oppenheimer   Aggressive                Oppenheimer   Oppenheimer     Capital
                              Aggressive      Growth     Oppenheimer    Balanced      Capital     Appreciation
                                Growth      Fund/VA --    Balanced     Fund/VA --   Appreciation   Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares   Fund/VA    Service Shares
                              ----------- -------------- ----------- -------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):.... $94,172,425   6,236,768    71,707,124    26,761,211   137,255,772    14,304,230
Dividend receivable..........          --          --            --            --            --            --
Receivable from
  affiliate (note 4b)........          19           2            13            --            34             3
Receivable for units sold....          --          --            --        78,306            --        39,835
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total assets..........  94,172,444   6,236,770    71,707,137    26,839,517   137,255,806    14,344,068
                              -----------   ---------    ----------    ----------   -----------    ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       3,570         264         2,769         1,330         5,366           614
Payable for units
  withdrawn..................      70,342      19,843        96,057            --        86,873            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Total liabilities.....      73,912      20,107        98,826         1,330        92,239           614
                              -----------   ---------    ----------    ----------   -----------    ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $94,025,371   6,216,663    71,608,311    26,838,187   137,027,587    14,343,454
   Variable deferred
     annuity contract
     owners in the
     annuitization period....      73,161          --            --            --       135,980            --
   Genworth Life &
     Annuity (note 4d).......          --          --            --            --            --            --
                              -----------   ---------    ----------    ----------   -----------    ----------
       Net assets............ $94,098,532   6,216,663    71,608,311    26,838,187   137,163,567    14,343,454
                              ===========   =========    ==========    ==========   ===========    ==========
Investments in
  securities, at cost........ $86,169,553   5,240,179    65,760,969    26,207,337   123,727,851    12,929,521
                              ===========   =========    ==========    ==========   ===========    ==========
Shares outstanding...........   1,906,710     127,620     4,200,769     1,576,972     3,563,234       374,162
                              ===========   =========    ==========    ==========   ===========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                         Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------
                                           Oppenheimer                               Oppenheimer
                                              Global                  Oppenheimer    Main Street
                              Oppenheimer   Securities   Oppenheimer  Main Street     Small Cap
                               Core Bond    Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                Fund/VA   Service Shares   Fund/VA   Service Shares Service Shares
                              ----------- -------------- ----------- -------------- --------------
Assets
Investments at fair
  market value (note 2b):.... $69,127,339  118,538,304   70,461,673    57,018,670     30,567,218
Dividend receivable..........          --           --           --            --             --
Receivable from
  affiliate (note 4b)........          --            9            6            12             --
Receivable for units sold....          --           --           --         7,562         63,986
                              -----------  -----------   ----------    ----------     ----------
       Total assets..........  69,127,339  118,538,313   70,461,679    57,026,244     30,631,204
                              -----------  -----------   ----------    ----------     ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....       2,745        5,071        2,705         2,446          1,320
Payable for units
  withdrawn..................       8,614      126,375       10,434            --             --
                              -----------  -----------   ----------    ----------     ----------
       Total liabilities.....      11,359      131,446       13,139         2,446          1,320
                              -----------  -----------   ----------    ----------     ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period..... $69,115,980  118,402,455   70,441,036    57,023,798     30,629,884
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --        4,412        7,504            --             --
   Genworth Life &
     Annuity (note 4d).......          --           --           --            --             --
                              -----------  -----------   ----------    ----------     ----------
       Net assets............ $69,115,980  118,406,867   70,448,540    57,023,798     30,629,884
                              ===========  ===========   ==========    ==========     ==========
Investments in
  securities, at cost........ $69,123,718   90,820,570   71,698,751    47,896,478     26,360,439
                              ===========  ===========   ==========    ==========     ==========
Shares outstanding...........   6,177,600    3,574,738    8,348,539     2,636,092      1,791,748
                              ===========  ===========   ==========    ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                          PIMCO Variable Insurance Trust
                              --------------------------------------------------------------------------------------
                                            Foreign Bond
                                             Portfolio                      Long-Term        Low
                               All Asset    (U.S. Dollar    High Yield   U.S. Government   Duration    Total Return
                              Portfolio --   Hedged) --    Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                Advisor    Administrative Administrative Administrative    Advisor    Administrative
                              Class Shares  Class Shares   Class Shares   Class Shares   Class Shares  Class Shares
                              ------------ -------------- -------------- --------------- ------------ --------------
Assets
Investments at fair
  market value (note 2b):....  $6,434,526    11,558,662     98,089,257     61,135,268     8,963,203    284,398,062
Dividend receivable..........          --        29,367        515,137        217,657        25,791      1,092,371
Receivable from
  affiliate (note 4b)........          --             3             --              3             1             --
Receivable for units sold....          --        35,021          1,166         19,426        38,214             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total assets..........   6,434,526    11,623,053     98,605,560     61,372,354     9,027,209    285,490,433
                               ----------    ----------     ----------     ----------     ---------    -----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         271           495          4,241          2,662           453         12,280
Payable for units
  withdrawn..................         878            --             --             --            --        115,936
                               ----------    ----------     ----------     ----------     ---------    -----------
       Total liabilities.....       1,149           495          4,241          2,662           453        128,216
                               ----------    ----------     ----------     ----------     ---------    -----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $6,433,377    11,622,558     98,599,157     61,369,692     9,026,756    285,360,145
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --          2,162             --            --          2,072
   Genworth Life &
     Annuity (note 4d).......          --            --             --             --            --             --
                               ----------    ----------     ----------     ----------     ---------    -----------
       Net assets............  $6,433,377    11,622,558     98,601,319     61,369,692     9,026,756    285,362,217
                               ==========    ==========     ==========     ==========     =========    ===========
Investments in
  securities, at cost........  $6,500,143    11,321,019     96,194,357     61,954,943     9,019,398    288,456,802
                               ==========    ==========     ==========     ==========     =========    ===========
Shares outstanding...........     544,376     1,117,859     11,976,710      5,557,752       888,325     27,773,248
                               ==========    ==========     ==========     ==========     =========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                                  The Prudential Series Fund, Inc.
                              ------------------------------------------------------------------------
                                                                        SP Prudential SP William Blair
                                Jennison                     Natural    U.S. Emerging  International
                              20/20 Focus     Jennison      Resources      Growth          Growth
                              Portfolio --  Portfolio --   Portfolio -- Portfolio --    Portfolio --
                                Class II   Class II Shares   Class II     Class II        Class II
                              ------------ --------------- ------------ ------------- ----------------
Assets
Investments at fair
  market value (note 2b):....  $7,415,212     2,792,223     4,398,015      89,819          19,165
Dividend receivable..........          --            --            --          --              --
Receivable from
  affiliate (note 4b)........           1            --            --          --              --
Receivable for units sold....         162       226,433        51,805          --              --
                               ----------     ---------     ---------      ------          ------
       Total assets..........   7,415,375     3,018,656     4,449,820      89,819          19,165
                               ----------     ---------     ---------      ------          ------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....         317           126           189           4               1
Payable for units
  withdrawn..................          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Total liabilities.....         317           126           189           4               1
                               ----------     ---------     ---------      ------          ------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $7,415,058     3,018,530     4,449,631      89,815          19,164
   Variable deferred
     annuity contract
     owners in the
     annuitization period....          --            --            --          --              --
   Genworth Life &
     Annuity (note 4d).......          --            --            --          --              --
                               ----------     ---------     ---------      ------          ------
       Net assets............  $7,415,058     3,018,530     4,449,631      89,815          19,164
                               ==========     =========     =========      ======          ======
Investments in
  securities, at cost........  $6,493,976     2,507,270     3,957,975      78,588          12,281
                               ==========     =========     =========      ======          ======
Shares outstanding...........     500,014       136,272        97,044      11,635           2,572
                               ==========     =========     =========      ======          ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                              Rydex Variable
                                  Trust                Salomon Brothers Variable Series Funds Inc
                              -------------- --------------------------------------------------------------
                                              Salomon    Salomon      Salomon       Salomon      Salomon
                                              Brothers  Brothers      Brothers      Brothers     Brothers
                                              Variable  Variable      Variable      Variable     Variable
                                              All Cap   Investors  Strategic Bond Total Return Total Return
                                              Fund --    Fund --      Fund --       Fund --      Fund --
                                 OTC Fund     Class II   Class I      Class I       Class I      Class II
                              -------------- ---------- ---------- -------------- ------------ ------------
Assets
Investments at fair
  market value (note 2b):....  $15,241,957   15,620,106 45,027,842   41,769,487    14,817,683   2,038,718
Dividend receivable..........           --           --         --           --            --          --
Receivable from
  affiliate (note 4b)........            9            3          8           --             3          --
Receivable for units sold....           --           --         --           --         6,318      46,956
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total assets..........   15,241,966   15,620,109 45,027,850   41,769,487    14,824,004   2,085,674
                               -----------   ---------- ----------   ----------    ----------   ---------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          655          678      1,823        1,704           610         112
Payable for units
  withdrawn..................       14,754          148     34,085       35,634            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Total liabilities.....       15,409          826     35,908       37,338           610         112
                               -----------   ---------- ----------   ----------    ----------   ---------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....  $15,226,557   15,619,283 44,915,895   41,732,149    14,823,394   2,085,562
   Variable deferred
     annuity contract
     owners in the
     annuitization period....           --           --     76,047           --            --          --
   Genworth Life &
     Annuity (note 4d).......           --           --         --           --            --          --
                               -----------   ---------- ----------   ----------    ----------   ---------
       Net assets............  $15,226,557   15,619,283 44,991,942   41,732,149    14,823,394   2,085,562
                               ===========   ========== ==========   ==========    ==========   =========
Investments in
  securities, at cost........  $14,356,749   14,409,468 38,594,934   44,137,541    13,810,615   2,066,722
                               ===========   ========== ==========   ==========    ==========   =========
Shares outstanding...........    1,047,557      899,776  3,096,825    4,051,357     1,306,674     177,589
                               ===========   ========== ==========   ==========    ==========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


                                       Scudder Variable Series II          Van Kampen Life Investment Trust
                              -------------------------------------------- -------------------------------
                                 Scudder       SVS Dreman     SVS Dreman
                                Technology    High Return     Small Cap                        Emerging
                                  Growth         Equity         Value         Comstock          Growth
                               Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                              Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                              -------------- -------------- -------------- ---------------  ---------------
Assets
Investments at fair
  market value (note 2b):....     $3,952         7,804          11,561       87,447,979       10,874,625
Dividend receivable..........         --            --              --               --               --
Receivable from
  affiliate (note 4b)........         --            --              --               --               --
Receivable for units sold....         --           698              --          147,966               --
                                  ------         -----          ------       ----------       ----------
       Total assets..........      3,952         8,502          11,561       87,595,945       10,874,625
                                  ------         -----          ------       ----------       ----------
Liabilities
Accrued expenses payable
  to affiliate (note 4c).....          1             1               1            3,816              463
Payable for units
  withdrawn..................         --            --              --               --           82,741
                                  ------         -----          ------       ----------       ----------
       Total liabilities.....          1             1               1            3,816           83,204
                                  ------         -----          ------       ----------       ----------
Net assets attributable
  to:
   Variable deferred
     annuity contract
     owners in the
     accumulation period.....     $3,951         8,501          11,560       87,588,205       10,791,421
   Variable deferred
     annuity contract
     owners in the
     annuitization period....         --            --              --            3,924               --
   Genworth Life &
     Annuity (note 4d).......         --            --              --               --               --
                                  ------         -----          ------       ----------       ----------
       Net assets............     $3,951         8,501          11,560       87,592,129       10,791,421
                                  ======         =====          ======       ==========       ==========
Investments in
  securities, at cost........     $3,879         6,891          11,164       79,884,891        9,228,164
                                  ======         =====          ======       ==========       ==========
Shares outstanding...........        429           583             580        6,406,445          391,033
                                  ======         =====          ======       ==========       ==========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Statements of Operations

                                                                              AIM Variable Insurance Funds
                                                    ----------------------------------------------------------------
                                                                                                        AIM V.I.
                                                       AIM V.I.         AIM V.I.        AIM V.I.         Capital
                                                      Aggressive      Basic Value       Blue Chip     Appreciation
                                                    Growth Fund --      Fund --          Fund --         Fund --
                                                    Series I shares Series II shares Series I shares Series I shares
                                                    --------------- ---------------- --------------- ---------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $ --            121,151           22              13,982
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..        --             95,787           --              91,620
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        --              7,241           --              11,453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....        34                 --           --                  33
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        --             55,915           --             138,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        --             70,570           --              77,352
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         3            126,420            8              22,833
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        --              9,877           --               3,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        --              9,913           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        --              4,380           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        --              4,417           --               1,572
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        --              1,667           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        --              3,614           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        --              1,760           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..        --                215           --                   1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..        --                 --           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).        --                176           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................        --                 14           --                  --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).        --                 74           --                  --
                                                         ----          ---------           --           ---------
Net investment income (expense)....................       (37)          (270,889)          14            (333,254)
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       417            538,166           11             504,651
   Change in unrealized appreciation
    (depreciation).................................        33            562,301           11           1,339,965
   Capital gain distributions......................        --            183,038           --                  --
                                                         ----          ---------           --           ---------
Net realized and unrealized gain (loss) on
 investments.......................................       450          1,283,505           22           1,844,616
                                                         ----          ---------           --           ---------
Increase (decrease) in net assets from operations..      $413          1,012,616           36           1,511,362
                                                         ====          =========           ==           =========

                                                    ---------------
                                                       AIM V.I.
                                                        Capital
                                                      Development
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         85
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                         -----
Net investment income (expense)....................        (85)
                                                         -----
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      1,291
   Change in unrealized appreciation
    (depreciation).................................        240
   Capital gain distributions......................         --
                                                         -----
Net realized and unrealized gain (loss) on
 investments.......................................      1,531
                                                         -----
Increase (decrease) in net assets from operations..      1,446
                                                         =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                        AIM Variable Insurance Funds (continued)
                                                    ----------------------------------------------------------------
                                                                       AIM V.I.
                                                       AIM V.I.       Government                        AIM V.I.
                                                      Core Equity     Securities       AIM V.I.      International
                                                        Fund --         Fund --     Growth Fund --   Growth Fund --
                                                    Series I shares Series I shares Series I shares Series II shares
                                                    --------------- --------------- --------------- ----------------
                                                                              Year Ended December 31, 2005
                                                    ----------------------------------------------------------------
Income -- Ordinary dividends.......................      $  34            106                --           70,482
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --             --            34,161           22,364
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --             --             2,911            2,192
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         30             24                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --             --            85,903           20,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --             --            30,723           11,680
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --             --                --           23,374
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --             --                --              901
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --             --                --            4,749
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --             --                --            1,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --             --                --              561
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --             --                --            1,061
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --             --                --            1,314
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --             --                --               97
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --             --                --               --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --             --                --              341
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --             --                --               14
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --             --                --               73
                                                         -----            ---          --------        ---------
Net investment income (expense)....................          4             82          (153,698)         (19,954)
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        344             (1)          147,484          189,271
   Change in unrealized appreciation
    (depreciation).................................       (158)           (65)          528,315        1,131,489
   Capital gain distributions......................         --             --                --               --
                                                         -----            ---          --------        ---------
Net realized and unrealized gain (loss) on
 investments.......................................        186            (66)          675,799        1,320,760
                                                         -----            ---          --------        ---------
Increase (decrease) in net assets from operations..      $ 190             16           522,101        1,300,806
                                                         =====            ===          ========        =========

                                                    ---------------

                                                       AIM V.I.
                                                    Premier Equity
                                                        Fund --
                                                    Series I shares
                                                    ---------------

                                                    ---------------
Income -- Ordinary dividends.......................      244,367
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      153,905
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       10,402
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      205,047
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       82,164
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       12,108
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          796
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        1,836
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,152
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          137
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           93
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          453
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           62
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           74
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           56
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).            2
                                                       ---------
Net investment income (expense)....................     (223,933)
                                                       ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       49,093
   Change in unrealized appreciation
    (depreciation).................................    1,283,226
   Capital gain distributions......................           --
                                                       ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,332,319
                                                       ---------
Increase (decrease) in net assets from operations..    1,108,386
                                                       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                        AIM Variable Insurance Funds (continued)
                                                    -------------------------------------------------


                                                        AIM V.I.         AIM V.I.        AIM V.I.
                                                       Real Estate      Technology       Utilities
                                                         Fund --          Fund --         Fund --
                                                    Series II shares  Series I shares Series I shares
                                                    ----------------- --------------- ---------------
                                                       Period from
                                                    April 29, 2005 to           Year Ended
                                                    December 31, 2005        December 31, 2005
                                                    ----------------- -------------------------------
Income -- Ordinary dividends.......................       $ 145              --              57
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --              67              18
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           9              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --              --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --              --              --
                                                          -----             ---             ---
Net investment income (expense)....................         136             (67)             39
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................          --              --               6
   Change in unrealized appreciation
    (depreciation).................................        (107)            198             286
   Capital gain distributions......................         109              --              --
                                                          -----             ---             ---
Net realized and unrealized gain (loss) on
 investments.......................................           2             198             292
                                                          -----             ---             ---
Increase (decrease) in net assets from operations..       $ 138             131             331
                                                          =====             ===             ===

                                                       The Alger American Fund
                                                    ----------------------------
                                                                       Alger
                                                        Alger         American
                                                       American        Small
                                                        Growth     Capitalization
                                                     Portfolio --   Portfolio --
                                                    Class O Shares Class O Shares
                                                    -------------- --------------

                                                             Year Ended
                                                          December 31, 2005
                                                    ----------------------------
Income -- Ordinary dividends.......................      266,177             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       68,024         54,700
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      853,285        576,038
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      635,298        398,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       71,666         43,099
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --             --
                                                      ----------     ----------
Net investment income (expense)....................   (1,362,096)    (1,071,871)
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (6,701,040)     4,431,894
   Change in unrealized appreciation
    (depreciation).................................   18,488,198      6,942,929
   Capital gain distributions......................           --             --
                                                      ----------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,787,158     11,374,823
                                                      ----------     ----------
Increase (decrease) in net assets from operations..   10,425,062     10,302,952
                                                      ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      AllianceBernstein Variable Products Series Fund, Inc.
                                                    -----------------------------------------------------------------------
                                                    AllianceBernstein AllianceBernstein AllianceBernstein AllianceBernstein
                                                         Global          Growth and       International       Large Cap
                                                       Technology          Income             Value            Growth
                                                      Portfolio --      Portfolio --      Portfolio --      Portfolio --
                                                         Class B           Class B           Class B           Class B
                                                    ----------------- ----------------- ----------------- -----------------
                                                                                  Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................     $     --          2,324,497            93,270                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --             18,379                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --            162,689                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       16,502            841,718            30,536           163,536
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          870             90,195             3,079            10,202
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...        9,939            937,385            53,985           186,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..        6,478            474,566            24,477            90,504
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       21,311            257,419            34,435            34,307
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          491             10,103               509               271
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --              6,366             5,377             5,160
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --              4,186             2,827             1,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          386              8,205             1,151             1,842
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --              3,771             1,383               140
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --              5,161             2,857               539
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --              1,128               489               102
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --                 --                35                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --                428               957                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --                 --               304                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --                 --                --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --                219               730               189
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --                 --                10                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --                 68               162                28
                                                        --------          ---------         ---------         ---------
Net investment income (expense)....................      (55,977)          (497,489)          (70,033)         (494,351)
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       66,816          6,448,306           199,500           497,461
   Change in unrealized appreciation
    (depreciation).................................       45,931           (741,504)        1,911,172         3,910,014
   Capital gain distributions......................           --                 --            98,510                --
                                                        --------          ---------         ---------         ---------
Net realized and unrealized gain (loss) on
 investments.......................................      112,747          5,706,802         2,209,182         4,407,475
                                                        --------          ---------         ---------         ---------
Increase (decrease) in net assets from operations..     $ 56,770          5,209,313         2,139,149         3,913,124
                                                        ========          =========         =========         =========

                                                    -----------------
                                                    AllianceBernstein
                                                        Small Cap
                                                         Growth
                                                      Portfolio --
                                                         Class B
                                                    -----------------

                                                    -----------------
Income -- Ordinary dividends.......................           --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       31,713
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        7,198
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       64,824
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       21,073
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                        --------
Net investment income (expense)....................     (124,808)
                                                        --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      826,873
   Change in unrealized appreciation
    (depreciation).................................     (711,171)
   Capital gain distributions......................           --
                                                        --------
Net realized and unrealized gain (loss) on
 investments.......................................      115,702
                                                        --------
Increase (decrease) in net assets from operations..       (9,106)
                                                        ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                                    American Century
                                                                                                        Variable
                                                      American Century Variable Portfolios, Inc.   Portfolios II, Inc.
                                                    ---------------------------------------------  -------------------
                                                    VP Income &      VP                               VP Inflation
                                                      Growth    International VP Ultra(R) VP Value     Protection
                                                      Fund --      Fund --      Fund --   Fund --        Fund --
                                                      Class I      Class I      Class I   Class I       Class II
                                                    ----------- ------------- ----------- -------- -------------------
                                                                                                       Period from
                                                                                                    April 29, 2005 to
                                                             Year Ended December 31, 2005           December 31, 2005
                                                    ---------------------------------------------  -------------------
Income -- Ordinary dividends.......................   $   66         --             --     1,099          39,672
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       --         --             --        --           3,868
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       --         --             --        --              16
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       51         --             30        --             459
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       --         --             --        --           1,883
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      133          1             22       271           2,113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       --         --            171        --             690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..       --         --             --        --             259
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..       --         --             --        --              55
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...       --         --             --        --             113
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).       --         --             --        --              96
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..       --         --             --        --               3
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).       --         --             --        --             155
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................       --         --             --        --              --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).       --         --             --        --              74
                                                      ------         --          -----     -----         -------
Net investment income (expense)....................     (118)        (1)          (223)      828          29,888
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................       32         --            190         5          (8,539)
   Change in unrealized appreciation
    (depreciation).................................    1,290         22          2,269      (855)        (19,961)
   Capital gain distributions......................       --         --             --       745              --
                                                      ------         --          -----     -----         -------
Net realized and unrealized gain (loss) on
 investments.......................................    1,322         22          2,459      (105)        (28,500)
                                                      ------         --          -----     -----         -------
Increase (decrease) in net assets from operations..   $1,204         21          2,236       723           1,388
                                                      ======         ==          =====     =====         =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      Dreyfus                   Eaton Vance Variable Trust
                                                    ------------------------------------------  --------------------------
                                                       Dreyfus        Dreyfus     The Dreyfus
                                                      Investment     Variable       Socially
                                                    Portfolios  --  Investment    Responsible                       VT
                                                     MidCap Stock  Fund -- Money     Growth          VT          Worldwide
                                                     Portfolio --     Market     Fund, Inc. --  Floating-Rate     Health
                                                    Initial Shares   Portfolio   Initial Shares  Income Fund   Sciences Fund
                                                    -------------- ------------- -------------- -------------  -------------
                                                           Year Ended December 31, 2005         Year Ended December 31, 2005
                                                    ------------------------------------------  --------------------------
Income -- Ordinary dividends.......................     $    0         1,616             --       1,758,673            --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..         --            --          5,696         213,171        50,667
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...         --            --          1,278          10,826         4,649
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...         --           346         66,425          97,569        35,684
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..         --            --         11,197         113,174        21,046
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         76           152             --         187,642        48,000
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --            --             --          15,601         4,420
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         20           161             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --            --             --           1,434           804
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --            --             --           2,879            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --            --             --             307             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --            --             --              10            15
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --            --             --              --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net investment income (expense)....................        (96)          957        (84,596)      1,116,060      (165,292)
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................        121            --        (67,354)         14,914       149,110
   Change in unrealized appreciation
    (depreciation).................................      1,481            --        257,570        (108,648)      713,062
   Capital gain distributions......................          6            --             --              --            --
                                                        ------         -----        -------       ---------      --------
Net realized and unrealized gain (loss) on
 investments.......................................      1,608            --        190,216         (93,734)      862,172
                                                        ------         -----        -------       ---------      --------
Increase (decrease) in net assets from operations..     $1,512           957        105,620       1,022,326       696,880
                                                        ======         =====        =======       =========      ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                          Evergreen Variable
                                            Annuity Trust                      FAM Variable Series Fund, Inc.
                                          ------------------ ------------------------------------------------------------------
                                                              Mercury Basic    Mercury Global   Mercury Large    Mercury Value
                                             Evergreen VA         Value          Allocation       Cap Growth     Opportunities
                                            Omega Fund --      V.I. Fund --     V.I. Fund --     V.I. Fund --     V.I. Fund --
                                               Class 2       Class III Shares Class III Shares Class III Shares Class III Shares
                                          ------------------ ---------------- ---------------- ---------------- ----------------
                                                                                Period from
                                              Year Ended        Year Ended     April 29, 2005
                                             December 31,      December 31,   to December 31,             Year Ended
                                                 2005              2005             2005               December 31, 2005
                                          ------------------ ---------------- ---------------- --------------------------------
Income -- Ordinary dividends.............      $    62            468,301          19,652              171          1,667,168
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................        1,376              4,868             646            4,481              8,378
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................           90                258             201               --                626
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          347             10,625             809            1,491             12,649
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          437             21,659           1,178            3,139              7,906
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................        1,894             18,239           1,336            2,575              9,715
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          974              4,386              --              432              1,765
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................           --              4,319              --               --              1,904
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................           --              1,906              --               --              2,268
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................           31                561              --              543                272
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................           --                 --              --               --                471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................           --              2,595              --               --                846
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................           44                214             230               29                100
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................           --                  4               4               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................           --                520              --               --                 79
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................           --                 --              --               --                 --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................           --                 90              --               --                 20
                                               -------           --------          ------          -------         ----------
Net investment income (expense)..........       (5,131)           398,057          15,248          (12,519)         1,620,169
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............        2,458             22,777          10,691           19,685           (100,569)
   Change in unrealized appreciation
    (depreciation).......................       23,260           (309,362)         23,281           80,757         (1,236,615)
   Capital gain distributions............           --              4,124              --               --             75,066
                                               -------           --------          ------          -------         ----------
Net realized and unrealized gain (loss)
 on investments..........................       25,718           (282,461)         33,972          100,442         (1,262,118)
                                               -------           --------          ------          -------         ----------
Increase (decrease) in net assets from
 operations..............................      $20,587            115,596          49,220           87,923            358,051
                                               =======           ========          ======          =======         ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                          Federated Insurance Series
                                                    ----------------------------------------------------------------------
                                                      Federated                  Federated      Federated
                                                       American     Federated   High Income    High Income     Federated
                                                       Leaders       Capital        Bond           Bond         Kaufmann
                                                      Fund II --     Income      Fund II --     Fund II --     Fund II --
                                                    Primary Shares   Fund II   Primary Shares Service Shares Service Shares
                                                    -------------- ----------  -------------- -------------- --------------
                                                                         Year Ended December 31, 2005
                                                    ----------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  915,232    1,173,609     4,970,594      3,480,435             0
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       26,224       17,542        29,393             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      520,828      200,454       459,542             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      249,266       79,681       338,016        197,041       104,714
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       25,829        8,930        22,869         18,484        11,727
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --           --            --        222,332       126,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --           --            --        132,646        92,238
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --            --         75,409       194,645
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --            --          5,568        16,921
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --            --          4,464            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --            --          1,265            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --            --            169         2,295
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --            --            523            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --            --          1,229            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --            --            341            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --            --            143           674
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --            --              1            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --            --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --            --            127            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --            --              3            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --            --              9            --
                                                      ----------   ----------    ----------     ----------     ---------
Net investment income (expense)....................       93,085      867,002     4,120,774      2,820,681      (550,204)
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,740,378   (1,039,610)       62,330        145,595     1,557,737
   Change in unrealized appreciation
    (depreciation).................................      (56,061)   1,123,993    (3,602,471)    (2,731,051)    2,466,498
   Capital gain distributions......................           --           --            --             --        43,578
                                                      ----------   ----------    ----------     ----------     ---------
Net realized and unrealized gain (loss) on
 investments.......................................    1,684,317       84,383    (3,540,141)    (2,585,456)    4,067,813
                                                      ----------   ----------    ----------     ----------     ---------
Increase (decrease) in net assets from operations..   $1,777,402      951,385       580,633        235,225     3,517,609
                                                      ==========   ==========    ==========     ==========     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Fidelity Variable Insurance Products Fund
                                                    ---------------------------------------------------------------------------
                                                                                                                  VIP Dynamic
                                                      VIP Asset      VIP Asset         VIP            VIP           Capital
                                                     Manager/SM/    Manager/SM/   Contrafund(R)  Contrafund(R)   Appreciation
                                                    Portfolio --   Portfolio --   Portfolio --   Portfolio --    Portfolio --
                                                    Initial Class Service Class 2 Initial Class Service Class 2 Service Class 2
-                                                   ------------- --------------- ------------- --------------- ---------------
                                                                                  Year Ended December 31, 2005
-                                                   ---------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $ 4,620,841      207,866       1,175,953        195,542             --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................    1,250,485           --         356,395             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      486,786           --       2,944,568             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      224,815        7,086       1,851,933        635,994          3,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,934        6,219         205,172         80,611            472
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --        9,459              --        772,021          2,766
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       14,401              --        441,194         11,541
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       33,160              --        381,955          7,990
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --        6,132              --         45,585          1,898
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --       60,630              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --       34,992              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --        1,889              --          4,313             10
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --       23,346              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --       14,583              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --        6,144              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --        2,221              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --          522              --          2,734             53
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --            3              --            227             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --        2,321              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --              --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --          289              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net investment income (expense)....................    2,640,821      (15,531)     (4,182,115)    (2,169,092)       (28,661)
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (1,188,077)      48,475      22,358,980      7,957,261         35,662
   Change in unrealized appreciation
    (depreciation).................................    2,185,790      431,132      34,998,283     16,467,459        318,421
   Capital gain distributions......................           --           --              --             --             --
                                                     -----------      -------      ----------     ----------        -------
Net realized and unrealized gain (loss) on
 investments.......................................      997,713      479,607      57,357,263     24,424,720        354,083
                                                     -----------      -------      ----------     ----------        -------
Increase (decrease) in net assets from operations..  $ 3,638,534      464,076      53,175,148     22,255,628        325,422
                                                     ===========      =======      ==========     ==========        =======

                                                    -------------

                                                     VIP Equity-
                                                       Income
                                                    Portfolio --
                                                    Initial Class
-                                                   -------------

-                                                   -------------
Income -- Ordinary dividends.......................    8,357,549
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      774,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    3,098,839
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..    1,390,817
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      110,710
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --
                                                     -----------
Net investment income (expense)....................    2,982,352
                                                     -----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   11,508,470
   Change in unrealized appreciation
    (depreciation).................................  (12,423,503)
   Capital gain distributions......................   12,864,072
                                                     -----------
Net realized and unrealized gain (loss) on
 investments.......................................   11,949,039
                                                     -----------
Increase (decrease) in net assets from operations..   14,931,391
                                                     ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                              Fidelity Variable Insurance Products Fund (continued)
                                                    ------------------------------------------------------------------------
                                                      VIP Equity-   VIP Growth &   VIP Growth &    VIP Growth
                                                        Income         Income         Income      Opportunities  VIP Growth
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --  Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Initial Class
                                                    --------------- ------------- --------------- ------------- -------------
                                                                          Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $ 2,495,576     1,389,137        427,299        269,704     1,087,940
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................            --        35,007             --         12,361       557,040
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...            --       669,150             --        237,764     1,355,984
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       616,565       484,808        151,131        127,774       821,894
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...        70,471        56,380         11,775         18,431        64,609
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....            --           170             --             15            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...       666,739            --        157,918             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..       438,123            --        103,376             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...       285,926            --         66,513             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        14,352            --          3,606             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         8,990            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         4,555            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         3,738            --             53             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         1,777            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         4,145            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         1,519            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           637            --             87             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           298            --             20             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..            --            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           256            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................            14            --             --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           100            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net investment income (expense)....................       377,371       143,622        (67,180)      (126,641)   (1,711,587)
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     3,223,975       488,264        611,883       (300,072)   (7,078,730)
   Change in unrealized appreciation
    (depreciation).................................    (2,554,282)    3,856,306      1,213,222      2,205,804    15,964,684
   Capital gain distributions......................     4,212,963            --             --             --            --
                                                      -----------     ---------      ---------      ---------    ----------
Net realized and unrealized gain (loss) on
 investments.......................................     4,882,656     4,344,570      1,825,105      1,905,732     8,885,954
                                                      -----------     ---------      ---------      ---------    ----------
Increase (decrease) in net assets from operations..   $ 5,260,027     4,488,192      1,757,925      1,779,091     7,174,367
                                                      ===========     =========      =========      =========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                               Fidelity Variable Insurance Products Fund (continued)
                                                    --------------------------------------------------------------------------
                                                                                                                   VIP Value
                                                      VIP Growth     VIP Mid Cap    VIP Mid Cap   VIP Overseas    Strategies
                                                     Portfolio --   Portfolio --   Portfolio --   Portfolio --   Portfolio --
                                                    Service Class 2 Initial Class Service Class 2 Initial Class Service Class 2
                                                    --------------- ------------- --------------- ------------- ---------------
                                                                           Year Ended December 31, 2005
                                                    --------------------------------------------------------------------------
Income -- Ordinary dividends.......................   $  146,225            0                0        964,079         1,859
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --           --           34,538        243,471            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --           --          353,153        491,211            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      207,379           --          906,127        340,176         3,565
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       29,167           --           82,829         30,532           697
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --          247               --            178            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      297,390           --          977,819             --         5,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      147,943           --          452,845             --         5,349
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      105,160           --          378,274             --        14,917
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....        1,504           --           28,874             --         4,319
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        5,375           --           11,793             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        1,560           --            7,776             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        1,105           --            1,819             --           388
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        2,435           --            3,969             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        1,420           --            5,409             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           56           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).        1,811           --            1,646             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --               34             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           83           --              597             --           175
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           19           --              101             --             7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --               --             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          395           --              380             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           14           --               13             --            --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           31           --              114             --            --
                                                      ----------        -----       ----------     ----------       -------
Net investment income (expense)....................     (656,622)        (247)      (3,248,110)      (141,489)      (32,588)
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................      807,023        3,159       15,265,616      4,899,767        14,448
   Change in unrealized appreciation
    (depreciation).................................    1,672,920        1,814       18,051,962      8,099,479        52,602
   Capital gain distributions......................           --          483        3,256,577             --        52,042
                                                      ----------        -----       ----------     ----------       -------
Net realized and unrealized gain (loss) on
 investments.......................................    2,479,943        5,456       36,574,155     12,999,246       119,092
                                                      ----------        -----       ----------     ----------       -------
Increase (decrease) in net assets from operations..   $1,823,321        5,209       33,326,045     12,857,757        86,504
                                                      ==========        =====       ==========     ==========       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1


                                        -----------------

                                         Franklin Income
                                           Securities
                                             Fund --
                                         Class 2 Shares
                                        -----------------
                                           Period from
                                        April 29, 2005 to
                                        December 31, 2005
                                        -----------------
Income -- Ordinary dividends...........     $  59,819
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................         7,581
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           775
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        32,986
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        35,512
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................        25,827
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           471
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        30,569
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        20,887
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................            27
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        15,390
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................         7,223
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................             6
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................         1,273
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................            13
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        33,811
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           303
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        11,485
                                            ---------
Net investment income (expense)........      (164,320)
                                            ---------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (144,897)
  Change in unrealized appreciation
    (depreciation).....................       116,975
  Capital gain distributions...........            --
                                            ---------
Net realized and unrealized gain
 (loss) on investments.................       (27,922)
                                            ---------
Increase (decrease) in net assets from
 operations............................     $(192,242)
                                            =========

                                                    Franklin Templeton Variable Insurance Products Trust
                                        --------------------------------------------------------------------------------------------
                                        Franklin Large                  Templeton      Templeton      Templeton
                                          Cap Growth   Mutual Shares     Foreign        Foreign      Global Asset
                                          Securities     Securities     Securities     Securities     Allocation
                                           Fund --        Fund  --       Fund --        Fund --        Fund --
                                        Class 2 Shares Class 2 Shares Class I Shares Class 2 Shares Class 2 Shares
                                        -------------- -------------- -------------- -------------- --------------


                                                                        Year Ended December 31, 2005
                                        --------------------------------------------------------------------------
Income -- Ordinary dividends...........        22             --          118,623          372            38
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        --             --            2,500           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................        --             --           52,023           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................        --             --           69,418           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................        --             --            4,636           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................        11              1               --          201             1
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................       119             85               --          181            14
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................        27             --               --           38            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................        --             --               --           --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net investment income (expense)........      (135)           (86)          (9,954)         (48)           23
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (693)            86           83,922        6,103            (2)
  Change in unrealized appreciation
    (depreciation).....................       600          1,021        1,057,362         (620)           29
  Capital gain distributions...........        --             --               --           --            --
                                             ----          -----        ---------        -----            --
Net realized and unrealized gain
 (loss) on investments.................       (93)         1,107        1,141,284        5,483            27
                                             ----          -----        ---------        -----            --
Increase (decrease) in net assets from
 operations............................      (228)         1,021        1,131,330        5,435            50
                                             ====          =====        =========        =====            ==

                                        -----------------
                                            Templeton
                                             Global
                                        Income Securities
                                             Fund --
                                         Class I Shares
                                        -----------------



                                        -----------------
Income -- Ordinary dividends...........       91,625
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a)...........        4,532
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).....................       45,826
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)......................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)....................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a)...................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)..................           --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a)...................           --
                                            --------
Net investment income (expense)........       41,267
                                            --------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).............      (48,037)
  Change in unrealized appreciation
    (depreciation).....................      (53,754)
  Capital gain distributions...........           --
                                            --------
Net realized and unrealized gain
 (loss) on investments.................     (101,791)
                                            --------
Increase (decrease) in net assets from
 operations............................      (60,524)
                                            ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                           GE Investments Funds, Inc.
                                                    -----------------------------------------------------------------------
                                                      Global                                            Money      Premier
                                                      Income       Income    International   Mid-Cap    Market     Growth
                                                       Fund         Fund      Equity Fund  Equity Fund   Fund    Equity Fund
                                                    -----------  ----------  ------------- ----------- --------- -----------
                                                    Period from
                                                    January 1,
                                                      2005 to
                                                    August 25,
                                                       2005                     Year Ended December 31, 2005
                                                    -----------  ----------------------------------------------------------
Income -- Ordinary dividends....................... $        --   5,644,362      537,778    5,000,888  7,327,570    386,748
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       7,743      76,237       19,199       74,387    159,030     15,956
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      61,235     541,311      225,550      822,426  1,024,015    318,132
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..          --     606,892      199,889    1,150,122  1,454,862    647,351
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...          --      69,290       19,873      107,009    238,052     81,502
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --         241          386          408      8,429         83
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --     134,035           --      594,992    407,243    312,244
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --     135,388           --      287,097    277,897    175,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --     151,305           --      170,503    186,218    194,866
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       9,196           --       13,390      5,947      9,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --      10,289           --        4,095     33,663         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --       3,583           --        1,514     19,881         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --       1,313           --        2,126      2,713      7,333
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --         745           --        1,552     12,211         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --       1,691           --        2,022     16,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          66           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --       2,200           --          186      3,419         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          49           --           --         74         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --          79           --          165        374        437
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --           5           --           --         --          7
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --           --           --         --         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --         218           --          242      1,132         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --           --           --         14         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          31           --           45        328         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net investment income (expense)....................     (68,978)  3,900,198       72,881    1,768,607  3,475,936 (1,375,753)
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     830,976  (1,794,602)   2,193,830    8,181,999         --  3,984,091
   Change in unrealized appreciation
    (depreciation).................................  (1,500,068) (1,584,089)   5,848,893    2,146,394         -- (3,255,476)
   Capital gain distributions......................          --      72,723           --    8,244,222         --         --
                                                    -----------  ----------    ---------   ----------  --------- ----------
Net realized and unrealized gain (loss) on
 investments.......................................    (669,092) (3,305,968)   8,042,723   18,572,615         --    728,615
                                                    -----------  ----------    ---------   ----------  --------- ----------
Increase (decrease) in net assets from operations.. $  (738,070)    594,230    8,115,604   20,341,222  3,475,936   (647,138)
                                                    ===========  ==========    =========   ==========  ========= ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                      GE Investments Funds, Inc. (continued)
-                                                   -------------------------------------------------------------------------
                                                    Real Estate              Small-Cap
                                                    Securities   S&P 500(R) Value Equity Total Return U.S. Equity Value Equity
                                                       Fund      Index Fund     Fund         Fund        Fund         Fund
-                                                   -----------  ---------- ------------ ------------ ----------- ------------
                                                                           Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------------
Income -- Ordinary dividends....................... $ 7,442,439   7,392,583  1,194,203    14,452,527   1,030,288     402,808
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      80,202     191,977      8,204       111,788       9,994          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     749,748   2,798,492    138,521       832,163     310,287          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     692,139   2,313,307    538,606     1,208,514     537,603     136,512
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      44,528     215,874     53,788       178,412      42,201      29,885
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         515       1,296         --           243         131          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     148,158     923,310    530,113       195,959     245,662     183,657
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      86,235     493,846    240,944       676,792     184,449     109,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --         --     2,741,701          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     139,548     391,516    181,273     1,388,127     105,588      67,068
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      11,757      19,455     16,871       526,087       7,204       7,716
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --      3,559     1,234,170          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --        799       745,652          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       1,494         996      3,047        62,086           8          51
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --      1,003       528,572          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --      1,720       332,084          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --         --         8,146          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          59          --        120        32,683          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --         --        21,429          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         187         879        659       169,775           4         233
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         311          --        293        63,353           4          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --         --            --          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --        351        67,972          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --         --         2,115          --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --        100        17,510          --          --
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net investment income (expense)....................   5,487,558      41,635   (525,768)    3,307,194    (412,847)   (132,030)
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   6,352,201   9,585,042  4,032,491     7,405,497   2,022,714     929,134
   Change in unrealized appreciation
    (depreciation).................................  (8,565,373)  3,422,133  2,136,549    (3,291,503)   (898,856)    (90,551)
   Capital gain distributions......................   8,907,987          --  2,651,533    14,418,610          --     128,803
                                                    -----------  ----------  ---------    ----------   ---------    --------
Net realized and unrealized gain (loss) on
 investments.......................................   6,694,815  13,007,175  8,820,573    18,532,604   1,123,858     967,386
                                                    -----------  ----------  ---------    ----------   ---------    --------
Increase (decrease) in net assets from operations.. $12,182,373  13,048,810  8,294,805    21,839,798     711,011     835,356
                                                    ===========  ==========  =========    ==========   =========    ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                      Goldman Sachs Variable   Greenwich Street
                                         Insurance Trust         Series Fund                       Janus Aspen Series
                                    -------------------------  ---------------- ------------------------------------------
                                                               Salomon Brothers
                                      Goldman                      Variable       Balanced                    Core Equity
                                       Sachs        Goldman       Aggressive    Portfolio --     Balanced    Portfolio --
                                    Growth and   Sachs Mid Cap  Growth Fund --  Institutional  Portfolio --  Institutional
                                    Income Fund   Value Fund       Class II        Shares     Service Shares    Shares
                                    -----------  ------------- ---------------- ------------- -------------- -------------
                                                                  Year Ended
                                            Year Ended           December 31,
                                        December 31, 2005            2005                     Year Ended December 31, 2005
                                    -------------------------  ---------------- ------------------------------------------
Income -- Ordinary dividends....... $   578,761    5,751,496             --       6,638,468     2,600,129            7
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      20,489      181,242             --         259,934            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     258,357    1,279,251             --       2,553,451            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     215,492    1,302,084         21,211       1,447,690       414,188           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      32,296      121,694          1,563         115,216        34,705           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......          --           --             --              --            --           55
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --        9,111         22,848              --       819,597           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --        8,420         10,273              --       448,215           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --       10,341         32,527              --       150,394           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --           29          2,997              --         8,051           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --          976          3,763              --        43,885           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --          848          4,446              --        21,539           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --            1          2,810              --           660           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --          474          1,803              --        11,791           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --          717          3,758              --        17,138           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --           --            710              --           400           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --           --             --              --         2,128           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --          483            483              --           269           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --           20             --              --            74           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --           --             --              --            --           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --          395            122              --         1,508           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --           --             --              --            20           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --           90             18              --           505           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net investment income (expense)....      52,127    2,835,320       (109,332)      2,262,177       625,062          (48)
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........   2,030,910   12,077,349        118,522       5,617,600     2,522,786           16
  Change in unrealized
    appreciation (depreciation)....  (1,221,935)  (8,339,724)       599,012       9,861,722     4,164,990        1,104
  Capital gain distributions.......          --   14,787,489             --              --            --           --
                                    -----------   ----------       --------      ----------     ---------        -----
Net realized and unrealized gain
 (loss) on investments.............     808,975   18,525,114        717,534      15,479,322     6,687,776        1,120
                                    -----------   ----------       --------      ----------     ---------        -----
Increase (decrease) in net assets
 from operations................... $   861,102   21,360,434        608,202      17,741,499     7,312,838        1,072
                                    ===========   ==========       ========      ==========     =========        =====


                                    -------------

                                    Flexible Bond
                                    Portfolio --
                                    Institutional
                                       Shares
                                    -------------



                                    -------------
Income -- Ordinary dividends.......   2,435,783
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..      29,149
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......     413,999
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....     220,406
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      19,982
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......         125
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...          --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          --
                                     ----------
Net investment income (expense)....   1,752,122
                                     ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........    (968,930)
  Change in unrealized
    appreciation (depreciation)....  (1,961,412)
  Capital gain distributions.......   1,418,830
                                     ----------
Net realized and unrealized gain
 (loss) on investments.............  (1,511,512)
                                     ----------
Increase (decrease) in net assets
 from operations...................     240,610
                                     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    ------------------------------------------------------------------------
                                                                                                               International
                                                        Forty                     Global Life       Global        Growth
                                                    Portfolio --      Forty         Sciences      Technology   Portfolio --
                                                    Institutional  Portfolio --   Portfolio --   Portfolio --  Institutional
                                                       Shares     Service Shares Service Shares Service Shares    Shares
                                                    ------------- -------------- -------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    ------------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   285,982        2,239             --             --      1,206,222
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................       75,443           --          4,625          9,800         64,669
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      920,745           --         62,127         51,098        810,004
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      954,627      107,211         92,788         72,568        513,792
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       72,902        8,648          6,160          5,771         63,316
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           24           --             --             --            460
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      164,666         63,211         44,301             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       64,737         17,597         11,463             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --       38,770             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --          394             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --          335             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           84             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --             --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net investment income (expense)....................   (1,737,759)    (382,606)      (246,508)      (195,001)      (246,019)
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    3,023,119    1,219,554      1,134,600        146,908      9,362,424
   Change in unrealized appreciation
    (depreciation).................................   12,958,072    1,774,124        830,132      1,065,694     18,450,421
   Capital gain distributions......................           --           --             --             --             --
                                                     -----------    ---------      ---------      ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................   15,981,191    2,993,678      1,964,732      1,212,602     27,812,845
                                                     -----------    ---------      ---------      ---------     ----------
Increase (decrease) in net assets from operations..  $14,243,432    2,611,072      1,718,224      1,017,601     27,566,826
                                                     ===========    =========      =========      =========     ==========

                                                    --------------

                                                    International
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................     253,114
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      82,758
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      10,003
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     163,938
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      64,216
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      47,614
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       1,871
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...       1,030
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         217
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,488
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         399
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                      ---------
Net investment income (expense)....................    (121,420)
                                                      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   1,742,166
   Change in unrealized appreciation
    (depreciation).................................   4,789,701
   Capital gain distributions......................          --
                                                      ---------
Net realized and unrealized gain (loss) on
 investments.......................................   6,531,867
                                                      ---------
Increase (decrease) in net assets from operations..   6,410,447
                                                      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                Janus Aspen Series (continued)
                                                    -----------------------------------------------------------------------
                                                      Large Cap                     Mid Cap                     Worldwide
                                                       Growth       Large Cap       Growth        Mid Cap        Growth
                                                    Portfolio --      Growth     Portfolio --      Growth     Portfolio --
                                                    Institutional  Portfolio --  Institutional  Portfolio --  Institutional
                                                       Shares     Service Shares    Shares     Service Shares    Shares
                                                    ------------- -------------- ------------- -------------- -------------
                                                                                 Year Ended December 31, 2005
                                                    -----------------------------------------------------------------------
Income -- Ordinary dividends.......................  $   552,398       18,081             --            --      2,577,361
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      244,736           --        129,797            --        277,581
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...    1,286,544           --        924,276            --      1,707,958
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      823,671       58,671        677,594        62,086        690,648
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       79,030        5,954         67,242         7,379         75,656
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...           --      116,483             --       117,477             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..           --       45,137             --        34,300             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --           --             --            --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net investment income (expense)....................   (1,881,583)    (208,164)    (1,798,909)     (221,242)      (174,482)
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................   (5,014,704)     109,627     (5,982,011)      544,446     (9,988,420)
   Change in unrealized appreciation
    (depreciation).................................   10,507,382      390,083     19,964,655       926,883     17,085,523
   Capital gain distributions......................           --           --             --            --             --
                                                     -----------     --------     ----------     ---------     ----------
Net realized and unrealized gain (loss) on
 investments.......................................    5,492,678      499,710     13,982,644     1,471,329      7,097,103
                                                     -----------     --------     ----------     ---------     ----------
Increase (decrease) in net assets from operations..  $ 3,611,095      291,546     12,183,735     1,250,087      6,922,621
                                                     ===========     ========     ==========     =========     ==========

                                                    --------------

                                                      Worldwide
                                                        Growth
                                                     Portfolio --
                                                    Service Shares
                                                    --------------

                                                    --------------
Income -- Ordinary dividends.......................    222,485
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     73,931
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      7,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...    152,242
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..     58,596
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................         --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).         --
                                                       -------
Net investment income (expense)....................    (69,526)
                                                       -------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     16,935
   Change in unrealized appreciation
    (depreciation).................................    700,384
   Capital gain distributions......................         --
                                                       -------
Net realized and unrealized gain (loss) on
 investments.......................................    717,319
                                                       -------
Increase (decrease) in net assets from operations..    647,793
                                                       =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     J.P. Morgan Series Trust II
                                                    -------------------------------------------------------------
                                                                                                        U.S. Large
                                                              International                              Cap Core
                                                      Bond       Equity     Mid Cap Value Small Company   Equity
                                                    Portfolio   Portfolio     Portfolio     Portfolio   Portfolio
                                                    --------- ------------- ------------- ------------- ----------
                                                                     Year Ended December 31, 2005
                                                    -------------------------------------------------------------
Income -- Ordinary dividends.......................  $3,643           4           285           (0)         --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...     486           8           242            1           1
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...     781          --           166           75           5
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...      25         231           123           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................      --          --            --           --          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).      --          --            --           --          --
                                                     ------       -----         -----          ---         ---
Net investment income (expense)....................   2,351        (235)         (246)         (76)         (6)
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    (869)          6         2,271          (22)        (71)
   Change in unrealized appreciation
    (depreciation).................................    (184)      3,015         1,524          384          91
   Capital gain distributions......................      68          --           154          326          --
                                                     ------       -----         -----          ---         ---
Net realized and unrealized gain (loss) on
 investments.......................................    (985)      3,021         3,949          688          20
                                                     ------       -----         -----          ---         ---
Increase (decrease) in net assets from operations..  $1,366       2,786         3,703          612          14
                                                     ======       =====         =====          ===         ===

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                 MFS(R) Variable Insurance Trust
                                          ----------------------------------------------------------------------------
                                             MFS(R)       MFS(R)                    MFS(R)
                                           Investors    Investors    MFS(R) New   Strategic   MFS(R) Total    MFS(R)
                                          Growth Stock    Trust      Discovery      Income       Return     Utilities
                                           Series --    Series --    Series --    Series --    Series --    Series --
                                            Service      Service      Service      Service      Service      Service
                                          Class Shares Class Shares Class Shares Class Shares Class Shares Class Shares
                                          ------------ ------------ ------------ ------------ ------------ ------------
                                                                  Year Ended December 31, 2005
                                          ----------------------------------------------------------------------------
Income -- Ordinary dividends.............  $  36,689       68,113           --        --            823       240,121
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............         --           --        2,732        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................         --           --       42,892        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     86,189       75,967      181,042        --          8,969       162,477
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................     12,397       13,552       14,164        --            739        12,224
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................    164,245      135,821      185,793        --          1,943       284,473
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................     59,335       71,376       64,773        --         11,505       150,275
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................     62,523       39,446       73,796         3          6,306        87,587
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................      3,593          824        3,828        --         10,645         4,817
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................      1,626           --        2,801        --         27,440            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................        596           --          623        --         11,481            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................         --           53          768        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................        199           --          586        --          6,112            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................         --           --        1,584        --          2,008            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................         --           --           22        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................         --           --           42        --             --            30
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................         23           --            4        --            416           352
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          4           --           --        --             39            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................         60           --           92        --          7,594            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................         --           --           --        --             --            --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................         --           --            6        --          1,925            --
                                           ---------    ---------    ---------        --        -------     ---------
Net investment income (expense)..........   (354,101)    (268,926)    (575,548)       (3)       (96,299)     (462,114)
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............    342,090      589,479    1,018,671         2         14,843     4,438,600
   Change in unrealized appreciation
    (depreciation).......................    599,770      817,854      580,314        22        190,993     2,309,286
   Capital gain distributions............         --           --           --        --          1,043            --
                                           ---------    ---------    ---------        --        -------     ---------
Net realized and unrealized gain (loss)
 on investments..........................    941,860    1,407,333    1,598,985        24        206,879     6,747,886
                                           ---------    ---------    ---------        --        -------     ---------
Increase (decrease) in net assets from
 operations..............................  $ 587,759    1,138,407    1,023,437        21        110,580     6,285,772
                                           =========    =========    =========        ==        =======     =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                    Nations Separate Account Trust  Old Mutual Insurance company, Inc.
                                                    ------------------------------  ---------------------------------
                                                                    Nations Marsico
                                                    Nations Marsico  International  Old Mutual     Old Mutual Large
                                                        Growth       Opportunities  Growth II         Cap Growth
                                                       Portfolio       Portfolio    Portfolio         Portfolio
                                                    --------------- --------------- ----------     ----------------
                                                     Year Ended December 31, 2005   Year Ended December 31, 2005
                                                    ------------------------------  ---------------------------------
Income -- Ordinary dividends.......................   $       --         421,432           --                --
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................           --              --        7,303            13,034
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...           --              --      126,645           182,393
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..       76,826          90,245           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...       17,386          15,320           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      145,345         170,879           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      131,294         110,910           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      251,657         200,013           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       18,031          20,737           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...        9,637          24,146           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..        6,745          16,758           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).        4,749           3,637           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..        4,964          10,538           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...        6,408          12,751           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          285           2,059           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................           59              40           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          538             210           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          872             644           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          521             851           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................           --              --           --                --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          210             234           --                --
                                                      ----------       ---------     --------          --------
Net investment income (expense)....................     (675,527)       (258,540)    (133,948)         (195,427)
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................    1,762,433       2,012,858      169,478            77,732
   Change in unrealized appreciation
    (depreciation).................................    1,832,949       6,047,141      792,514           339,203
   Capital gain distributions......................           --         482,368           --                --
                                                      ----------       ---------     --------          --------
Net realized and unrealized gain (loss) on
 investments.......................................    3,595,382       8,542,367      961,992           416,935
                                                      ----------       ---------     --------          --------
Increase (decrease) in net assets from operations..   $2,919,855       8,283,827      828,044           221,508
                                                      ==========       =========     ========          ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                            Oppenheimer Variable Account Funds
-                                                   -------------------------------------------------------------------
                                                                  Oppenheimer
                                                    Oppenheimer    Aggressive                Oppenheimer   Oppenheimer
                                                    Aggressive       Growth     Oppenheimer    Balanced      Capital
                                                      Growth       Fund/VA --    Balanced     Fund/VA --   Appreciation
                                                      Fund/VA    Service Shares   Fund/VA   Service Shares   Fund/VA
-                                                   -----------  -------------- ----------- -------------- ------------
                                                                               Year Ended December 31, 2005
-                                                   -------------------------------------------------------------------
Income -- Ordinary dividends....................... $        --          --      1,360,805     208,947      1,474,936
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................     292,889          --        166,224          --        236,281
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...     693,248          --        535,884          --      1,212,780
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..     303,223      35,541        319,069      27,031        606,179
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      27,303       2,828         30,673       8,236         65,506
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...          --      12,382             --      23,429             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..          --       8,497             --      33,293             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...          --      26,856             --      36,533             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....          --       1,762             --      34,218             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --          --             --      52,239             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --          --             --      37,988             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).          --          --             --         137             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --          --             --      19,234             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --          --             --      18,588             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --          --             --       5,747             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --          --             --       2,124             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..          --         163             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --          --             --          --             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --          --             --       2,196             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --          --             --          98             --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --          --             --       1,752             --
                                                    -----------     -------     ----------     -------      ---------
Net investment income (expense)....................  (1,316,663)    (88,029)       308,955     (93,896)      (645,810)
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     296,370     298,898      2,555,057      30,210      3,162,593
   Change in unrealized appreciation
    (depreciation).................................  10,576,505     318,085     (3,926,621)     (3,339)     1,890,648
   Capital gain distributions......................          --          --      2,780,084     470,942             --
                                                    -----------     -------     ----------     -------      ---------
Net realized and unrealized gain (loss) on
 investments.......................................  10,872,875     616,983      1,408,520     497,813      5,053,241
                                                    -----------     -------     ----------     -------      ---------
Increase (decrease) in net assets from operations.. $ 9,556,212     528,954      1,717,475     403,917      4,407,431
                                                    ===========     =======     ==========     =======      =========

-                                                   --------------
                                                     Oppenheimer
                                                       Capital
                                                     Appreciation
                                                      Fund/VA --
                                                    Service Shares
-                                                   --------------

-                                                   --------------
Income -- Ordinary dividends.......................      97,268
Expenses -- Mortality and expense risk charges --
 Type I (note 4a)..................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type II (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type III (note 4a)..      49,705
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IV (note 4a)...      12,560
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type V (note 4a)....          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VI (note 4a)...      29,929
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VII (note 4a)..      35,294
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type VIII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type IX (note 4a)...      70,690
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type X (note 4a)....       7,831
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XI (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XII (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIII (note 4a).       2,463
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIV (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XV (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XVIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XIX (note 4a)..         234
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XX (note 4a)...          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXI (note 4a)..          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXII (note 4a).          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIII (note
 4a)...............................................          --
Expenses -- Mortality and expense risk charges
 and administrative charges -- Type XXIV (note 4a).          --
                                                       --------
Net investment income (expense)....................    (111,438)
                                                       --------
Net realized and unrealized gain (loss) on
 investments:
   Net realized gain (loss)........................     327,199
   Change in unrealized appreciation
    (depreciation).................................     225,502
   Capital gain distributions......................          --
                                                       --------
Net realized and unrealized gain (loss) on
 investments.......................................     552,701
                                                       --------
Increase (decrease) in net assets from operations..     441,263
                                                       ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Oppenheimer Variable Account Funds (continued)
-                                         --------------------------------------------------------------------
                                                        Oppenheimer                               Oppenheimer
                                                           Global                  Oppenheimer    Main Street
                                          Oppenheimer    Securities   Oppenheimer  Main Street     Small Cap
                                           Core Bond     Fund/VA --   High Income   Fund/VA --     Fund/VA --
                                            Fund/VA    Service Shares   Fund/VA   Service Shares Service Shares
-                                         -----------  -------------- ----------- -------------- --------------
                                                              Year Ended December 31, 2005
-                                         --------------------------------------------------------------------
Income -- Ordinary dividends............. $ 4,124,391       905,613    5,352,748      675,733              0
Expenses -- Mortality and expense risk
 charges -- Type I (note 4a).............      77,137            --      142,308           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type II (note 4a).......................     644,817            --      653,777           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type III (note 4a)......................     344,480       366,386      263,922      203,244         91,585
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IV (note 4a).......................      23,326        57,864       23,426       29,803          7,113
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type V (note 4a)........................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VI (note 4a).......................          --       657,944           --      359,204         70,167
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VII (note 4a)......................          --       271,851           --      182,628         60,987
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type VIII (note 4a).....................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type IX (note 4a).......................          --       245,649           --       98,333        143,319
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type X (note 4a)........................          --        26,093           --        5,858          6,755
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XI (note 4a).......................          --            --           --           --          4,421
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XII (note 4a)......................          --            --           --           --          3,949
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIII (note 4a).....................          --         3,432           --        1,180          1,076
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIV (note 4a)......................          --            --           --           --          2,453
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XV (note 4a).......................          --            --           --           --          1,921
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVI (note 4a)......................          --            46           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVII (note 4a).....................          --            --           --           --          1,219
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XVIII (note 4a)....................          --            --           --           --             25
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XIX (note 4a)......................          --         1,310           --            9            207
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XX (note 4a).......................          --             8           --          289            130
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXI (note 4a)......................          --            --           --           --             --
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXII (note 4a).....................          --            --           --           --            365
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIII (note 4a)....................          --            --           --           --             11
Expenses -- Mortality and expense risk
 charges and administrative charges --
 Type XXIV (note 4a).....................          --            --           --           --             91
                                          -----------    ----------   ----------    ---------      ---------
Net investment income (expense)..........   3,034,631      (724,970)   4,269,315     (204,815)      (395,794)
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments:
   Net realized gain (loss)..............     (40,778)    8,213,019   (1,283,789)   1,458,829      1,146,878
   Change in unrealized appreciation
    (depreciation).......................  (2,131,497)    4,864,493   (2,421,910)     988,795        612,287
   Capital gain distributions............          --            --           --           --        639,788
                                          -----------    ----------   ----------    ---------      ---------
Net realized and unrealized gain (loss)
 on investments..........................  (2,172,275)   13,077,512   (3,705,699)   2,447,624      2,398,953
                                          -----------    ----------   ----------    ---------      ---------
Increase (decrease) in net assets from
 operations.............................. $   862,356    12,352,542      563,616    2,242,809      2,003,159
                                          ===========    ==========   ==========    =========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                     PIMCO Variable Insurance Trust
                                    ---------------------------------------------------------------------------------
                                                       Foreign Bond
                                                        Portfolio                      Long-Term
                                        All Asset      (U.S. Dollar    High Yield   U.S. Government   Low Duration
                                      Portfolio --      Hedged) --    Portfolio --   Portfolio --     Portfolio --
                                         Advisor      Administrative Administrative Administrative    Advisor Class
                                      Class Shares     Class Shares   Class Shares   Class Shares        Shares
                                    ----------------- -------------- -------------- --------------- -----------------
                                       Period from                                                     Period from
                                    April 29, 2005 to                                               April 29, 2005 to
                                      December 31,                                                    December 31,
                                          2005                Year Ended December 31, 2005                2005
                                    ----------------- --------------------------------------------  -----------------
Income -- Ordinary dividends.......     $143,972         382,793        6,309,048      2,744,690         117,627
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....        2,054          59,290          420,089        320,772           4,066
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......        1,157           5,075           34,950         24,401             344
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......       10,444          89,707          482,779        307,979           1,267
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....        4,141          31,381          315,596        255,825           1,868
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......        8,675              --          229,950         79,023          11,019
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......           --              --           13,597            974              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......           --              --            4,947          2,486           7,823
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....           --              --            4,314          2,126           5,634
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....           --              --            3,569          6,149               7
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....           --              --            2,779          1,476           3,302
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......           --              --            3,288            237           3,607
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --              --               34             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....           --              --              665            203           1,053
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           --              --               20             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          460              --              314            158              19
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......            4              --               12             --               1
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --              --               --             --              --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....           --              --              377             25           2,265
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           --              --                4             --              28
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....           --              --              114             15             553
                                        --------         -------       ----------     ----------         -------
Net investment income (expense)....      117,037         197,340        4,791,650      1,742,841          74,771
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........         (450)        100,903        1,504,090        364,762          (8,601)
  Change in unrealized
    appreciation (depreciation)....      (65,617)        125,228       (4,049,039)    (1,334,646)        (56,195)
  Capital gain distributions.......       11,715              --               --      1,194,449          10,301
                                        --------         -------       ----------     ----------         -------
Net realized and unrealized gain
 (loss) on investments.............      (54,352)        226,131       (2,544,949)       224,565         (54,495)
                                        --------         -------       ----------     ----------         -------
Increase (decrease) in net assets
 from operations...................     $ 62,685         423,471        2,246,701      1,967,406          20,276
                                        ========         =======       ==========     ==========         =======

                                    --------------


                                     Total Return
                                     Portfolio --
                                    Administrative
                                     Class Shares
                                    --------------

                                      Year Ended
                                     December 31,
                                         2005
                                    --------------
Income -- Ordinary dividends.......   12,262,227
Expenses -- Mortality and expense
 risk charges -- Type I (note 4a)..       15,424
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type II (note 4a)......      206,462
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type III (note 4a).....    1,037,698
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IV (note 4a)......      181,554
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type V (note 4a).......           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VI (note 4a)......    1,299,422
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VII (note 4a).....      893,299
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type VIII (note 4a)....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type IX (note 4a)......      515,762
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type X (note 4a).......       37,281
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XI (note 4a)......       34,942
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XII (note 4a).....       22,017
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIII (note 4a)....        7,581
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIV (note 4a).....       14,320
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XV (note 4a)......       21,317
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVII (note 4a)....        2,518
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XVIII (note 4a)...           64
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XIX (note 4a).....          786
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XX (note 4a)......          797
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXI (note 4a).....           --
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXII (note 4a)....          863
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIII (note 4a)...           16
Expenses -- Mortality and expense
 risk charges and administrative
 charges -- Type XXIV (note 4a)....          188
                                      ----------
Net investment income (expense)....    7,969,916
                                      ----------
Net realized and unrealized gain
 (loss) on investments:
  Net realized gain (loss).........      980,841
  Change in unrealized
    appreciation (depreciation)....   (8,448,434)
  Capital gain distributions.......    2,107,684
                                      ----------
Net realized and unrealized gain
 (loss) on investments.............   (5,359,909)
                                      ----------
Increase (decrease) in net assets
 from operations...................    2,610,007
                                      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 The Prudential Series Fund, Inc.
                           -----------------------------------------------------------------------------
                                                                          SP Prudential SP William Blair
                             Jennison                        Natural      U.S. Emerging  International
                           20/20 Focus     Jennison         Resources        Growth          Growth
                           Portfolio --  Portfolio --     Portfolio --    Portfolio --    Portfolio --
                             Class II   Class II Shares     Class II        Class II        Class II
                           ------------ --------------- ----------------- ------------- ----------------
                                                           Period from
                                                        April 29, 2005 to
                                    Year Ended            December 31,              Year Ended
                                December 31, 2005             2005              December 31, 2005
                           ---------------------------  ----------------- ------------------------------
Income -- Ordinary
 dividends................   $     --            --               --         10,593            309
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....     14,541         8,656            5,169          1,264            272
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....      6,524           444              736             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....     11,830         2,888            6,595             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      5,213         3,955            5,360             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....     16,805         9,277            4,895             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......      1,604            65               61             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....         --           311               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....         --           666               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....         --           122               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....         --           838               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        439            --              302             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...         --            53               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..         --            --               --             --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...         --            50               --             --             --
                             --------       -------          -------         ------          -----
Net investment income
 (expense)................    (56,956)      (27,325)         (23,118)         9,329             37
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     87,436        75,854           86,159          1,857            316
   Change in unrealized
    appreciation
    (depreciation)........    750,423       176,559          440,040         (2,185)         1,477
   Capital gain
    distributions.........         --            --               --          2,536            539
                             --------       -------          -------         ------          -----
Net realized and
 unrealized gain (loss)
 on investments...........    837,859       252,413          526,199          2,208          2,332
                             --------       -------          -------         ------          -----
Increase (decrease) in
 net assets from
 operations...............   $780,903       225,088          503,081         11,537          2,369
                             ========       =======          =======         ======          =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                           Rydex Variable
                               Trust                  Salomon Brothers Variable Series Funds Inc
                           -------------- -----------------------------------------------------------------
                                          Salomon    Salomon      Salomon       Salomon
                                          Brothers  Brothers      Brothers      Brothers        Salomon
                                          Variable  Variable      Variable      Variable       Brothers
                                          All Cap   Investors  Strategic Bond Total Return  Variable Total
                                          Fund --    Fund --      Fund --       Fund --     Return Fund --
                              OTC Fund    Class II   Class I      Class I       Class I        Class II
                           -------------- --------  ---------  -------------- ------------ -----------------
                                                                                              Period from
                             Year Ended                                                    April 29, 2005 to
                            December 31,                                                     December 31,
                                2005                Year Ended December 31, 2005                 2005
                           -------------- -----------------------------------------------  -----------------
Income -- Ordinary
 dividends................   $      --      93,743    527,672     2,585,490      313,172         35,562
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................          --          --     48,948        32,574        4,066             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....          --          --    246,055       277,444       86,350             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....      78,849      50,360    384,928       312,522      138,106             25
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....       3,991       4,873     29,939        34,931       11,813            217
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....      63,022      50,904         --            --           --              1
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....      24,919      49,907         --            --           --            297
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....      22,630      63,288         --            --           --             84
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......       1,470       1,978         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....          --       1,867         --            --           --            771
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....          --       2,312         --            --           --          1,107
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...       1,619         318         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....          --         470         --            --           --            893
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....          --       1,513         --            --           --            241
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...          --          52         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....           5         195         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....          --          10         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...          --         193         --            --           --          2,227
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..          --          --         --            --           --             --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...          --          49         --            --           --             84
                             ---------    --------  ---------    ----------     --------        -------
Net investment income
 (expense)................    (196,505)   (134,546)  (182,198)    1,928,019       72,837         29,615
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................     835,674     267,812  1,822,264        51,898      377,234            565
   Change in unrealized
    appreciation
    (depreciation)........    (742,367)    186,834    537,936    (2,172,053)    (307,022)       (28,004)
   Capital gain
    distributions.........          --      11,005         --       624,055       79,353          6,544
                             ---------    --------  ---------    ----------     --------        -------
Net realized and
 unrealized gain (loss)
 on investments...........      93,307     465,651  2,360,200    (1,496,100)     149,565        (20,895)
                             ---------    --------  ---------    ----------     --------        -------
Increase (decrease) in
 net assets from
 operations...............   $(103,198)    331,105  2,178,002       431,919      222,402          8,720
                             =========    ========  =========    ==========     ========        =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                    Scudder Variable Series II          Van Kampen Life Investment Trust
                           -------------------------------------------  ------------------------------
                              Scudder       SVS Dreman     SVS Dreman
                             Technology    High Return     Small Cap                        Emerging
                               Growth         Equity         Value         Comstock          Growth
                            Portfolio --   Portfolio --   Portfolio --   Portfolio --     Portfolio --
                           Class B Shares Class B Shares Class B Shares Class II Shares  Class II Shares
                           -------------- -------------- -------------- ---------------  ---------------
                                   Year Ended December 31, 2005          Year Ended December 31, 2005
                           -------------------------------------------  ------------------------------
Income -- Ordinary
 dividends................      $  1            80             --            720,791           1,201
Expenses -- Mortality
 and expense risk
 charges -- Type I (note
 4a)......................        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type II (note 4a).....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type III (note 4a)....        --            --             --            164,696          23,718
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IV (note 4a).....        --            --             --             41,127             962
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type V (note 4a)......        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VI (note 4a).....        10            --             --            360,773          64,433
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VII (note 4a)....        --            --             --            252,034          27,198
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type VIII (note 4a)...        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type IX (note 4a).....         5            85             38            321,818          34,861
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type X (note 4a)......        --            --             --             14,254             981
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XI (note 4a).....        --            --             --             12,867              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XII (note 4a)....        --            --             --              8,904              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIII (note 4a)...        --            --             --              1,053             915
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIV (note 4a)....        --            --             --              7,833              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XV (note 4a).....        --            --             --              4,262              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVII (note 4a)...        --            --             --                273              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XVIII (note 4a)..        --            --             --                 94              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XIX (note 4a)....        --            --             --                780              26
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XX (note 4a).....        --            --             --                 18             293
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXI (note 4a)....        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXII (note 4a)...        --            --             --                922              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIII (note 4a)..        --            --             --                 --              --
Expenses -- Mortality
 and expense risk
 charges and
 administrative charges
 -- Type XXIV (note 4a)...        --            --             --                175              --
                                ----           ---            ---         ----------        --------
Net investment income
 (expense)................       (14)           (5)           (38)          (471,092)       (152,186)
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments:
   Net realized gain
    (loss)................        (1)           25              3          2,660,391         248,219
   Change in unrealized
    appreciation
    (depreciation)........        11           325            397         (2,637,338)        510,052
   Capital gain
    distributions.........        --            --             --          2,495,867              --
                                ----           ---            ---         ----------        --------
Net realized and
 unrealized gain (loss)
 on investments...........        10           350            400          2,518,920         758,271
                                ----           ---            ---         ----------        --------
Increase (decrease) in
 net assets from
 operations...............      $ (4)          345            362          2,047,828         606,085
                                ====           ===            ===         ==========        ========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                      Statements of Changes in Net Assets

                                                      AIM Variable Insurance Funds
                                   -------------------------------------------------------------------
                                    AIM V.I. Aggressive       AIM V.I. Basic         AIM V.I. Blue
                                       Growth Fund --          Value Fund --          Chip Fund --
                                      Series I shares        Series II shares       Series I shares
                                   ---------------------  ----------------------  --------------------
                                         Year ended             Year ended             Year ended
                                        December 31,           December 31,           December 31,
                                   ---------------------  ----------------------  --------------------
                                      2005        2004       2005        2004        2005      2004
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................... $      (37)      (103)   (270,889)   (251,413)        14         --
   Net realized gain
     (loss) on
     investments..................        417      2,178     538,166     259,606         11         --
   Change in unrealized
     appreciation
     (depreciation) on
     investments..................         33        293     562,301   1,661,209         11         --
   Capital gain
     distributions................         --         --     183,038          --         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         operations...............        413      2,368   1,012,616   1,669,402         36         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
From capital
  transactions:
   Net premiums...................      2,411        150   4,694,252   9,832,637      3,723         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits...............         --         --     (30,246)    (49,625)        --         --
     Surrenders...................         --     (2,915) (1,394,131)   (712,366)        --         --
     Cost of insurance
       and
       administrative
       expense (note 4a)..........         --         --     (56,046)    (27,022)        --         --
     Capital
       contribution
       (withdrawal)...............         --         --          --          --         --         --
     Transfers (to) from
       the Guarantee
       Account....................       (170)         6     305,498     890,236         94         --
     Transfers (to) from
       other subaccounts..........        144      2,394    (103,313)  3,649,695         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
       Increase
         (decrease) in
         net assets from
         capital transactions
         (note 5).................      2,385       (365)  3,416,014  13,583,555      3,817         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Increase (decrease) in
  net assets......................      2,798      2,003   4,428,630  15,252,957      3,853         --
Net assets at beginning
  of year.........................      3,127      1,124  22,896,609   7,643,652         --         --
                                   ----------  ---------  ----------  ----------  ---------  ---------
Net assets at end of
  period.......................... $    5,925      3,127  27,325,239  22,896,609      3,853         --
                                   ==========  =========  ==========  ==========  =========  =========
Changes in units (note
  5):
   Units purchased................      2,364      3,562     706,434   1,714,880        618
   Units redeemed.................     (2,130)    (3,306)   (440,343)   (648,158)      (306)
                                   ----------  ---------  ----------  ----------  ---------  ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004.....................        233        256     266,091   1,066,722        312
                                   ==========  =========  ==========  ==========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           AIM Variable Insurance Funds (continued)
                                             -------------------------------------------------------------------
                                                 AIM V.I. Capital       AIM V.I. Capital        AIM V.I. Core
                                               Appreciation Fund --    Development Fund --     Equity Fund --
                                                 Series I shares         Series I shares       Series I shares
                                             -----------------------  --------------------  --------------------
                                                    Year ended             Year ended            Year ended
                                                   December 31,           December 31,          December 31,
                                             -----------------------  --------------------  --------------------
                                                 2005        2004        2005       2004       2005       2004
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets
From operations:
   Net investment income (expense).......... $  (333,254)   (345,082)       (85)      (139)         4         23
   Net realized gain (loss) on
     investments............................     504,651     272,017      1,291      3,510        344          1
   Change in unrealized appreciation
     (depreciation) on investments..........   1,339,965   1,163,768        240        586       (158)       269
   Capital gain distributions...............          --          --         --         --         --         --
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from operations.............   1,511,362   1,090,703      1,446      3,957        190        293
                                             -----------  ----------  ---------  ---------  ---------  ---------
From capital transactions:
   Net premiums.............................     647,607   2,231,430        713         --        851         40
   Transfers (to) from the general
     account of Genworth Life & Annuity:
     Death benefits.........................     (74,197)    (58,757)        --         --         --         --
     Surrenders.............................  (1,636,968) (1,567,721)        --     (1,778)        --         --
     Cost of insurance and
       administrative expense (note 4a).....     (36,608)    (33,316)        --         --         --         --
     Capital contribution (withdrawal)......          --          --         --         --         --         --
     Transfers (to) from the Guarantee
       Account..............................      10,818     854,849       (519)         4         (1)         4
     Transfers (to) from other
       subaccounts..........................  (1,322,618) (1,080,962)     1,703      1,662     (3,610)     3,145
                                             -----------  ----------  ---------  ---------  ---------  ---------
       Increase (decrease) in net
         assets from capital
         transactions (note 5)..............  (2,411,966)    345,523      1,897       (112)    (2,760)     3,189
                                             -----------  ----------  ---------  ---------  ---------  ---------
Increase (decrease) in net assets...........    (900,604)  1,436,226      3,343      3,845     (2,570)     3,482
Net assets at beginning of year.............  23,539,371  22,103,145      8,984      5,139      4,880      1,398
                                             -----------  ----------  ---------  ---------  ---------  ---------
Net assets at end of period................. $22,638,767  23,539,371     12,327      8,984      2,310      4,880
                                             ===========  ==========  =========  =========  =========  =========
Changes in units (note 5):
   Units purchased..........................     274,346     779,652      1,491      2,222        127        432
   Units redeemed...........................    (634,170)   (825,819)    (1,289)    (1,956)      (469)        (1)
                                             -----------  ----------  ---------  ---------  ---------  ---------
   Net increase (decrease) in units
     from capital transactions with
     contract owners during the years
     or lesser period ended
     December 31, 2005 and 2004.............    (359,824)    (46,167)       202        266       (342)       431
                                             ===========  ==========  =========  =========  =========  =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------------------
                              AIM V.I. Government                              AIM V.I. International
                              Securities Fund --      AIM V.I. Growth Fund -- Growth Fund -- Series II
                               Series I shares            Series I shares              shares
                              ----------------------  ----------------------  ------------------------
                                                                                           Period from
                                                                                           November 15,
                              Year ended December 31, Year ended December 31,  Year ended    2004 to
                              ----------------------  ----------------------  December 31, December 31,
                                2005        2004         2005        2004         2005         2004
                               -------     --------   ----------  ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    82         (332)     (153,698)   (165,531)     (19,954)     1,035
   Net realized gain
     (loss) on
     investments.............      (1)      (3,108)      147,484      19,980      189,271        555
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     (65)       7,321       528,315     799,135    1,131,489     12,878
   Capital gain
     distributions...........      --           --            --          --           --         --
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations..........      16        3,881       522,101     653,584    1,300,806     14,468
                               -------     --------   ----------  ----------   ----------    -------
From capital
  transactions:
   Net premiums..............     240           40        20,553     125,034    3,796,929    227,257
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --           --      (109,689)   (200,972)     (22,690)        --
     Surrenders..............      --     (425,695)     (726,238) (1,009,257)    (665,383)    (2,979)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --           --       (15,022)    (15,968)     (10,761)       (52)
     Capital
       contribution
       (withdrawal)..........      --           --            --          --           --         --
     Transfers (to) from
       the Guarantee
       Account...............      (0)          23        51,785     307,012      616,622     11,616
     Transfers (to) from
       other subaccounts.....   8,482      (10,094)      483,906    (102,755)   7,622,304    264,330
                               -------     --------   ----------  ----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   8,722     (435,726)     (294,705)   (896,906)  11,337,021    500,172
                               -------     --------   ----------  ----------   ----------    -------
Increase (decrease) in
  net assets.................   8,738     (431,845)      227,396    (243,322)  12,637,827    514,640
Net assets at beginning
  of year....................   2,957      434,802    10,692,611  10,935,933      514,640         --
                               -------     --------   ----------  ----------   ----------    -------
Net assets at end of
  period..................... $11,695        2,957    10,920,007  10,692,611   13,152,467    514,640
                               =======     ========   ==========  ==========   ==========    =======
Changes in units (note
  5):
   Units purchased...........     706        7,701       303,526     383,850    1,555,291     58,143
   Units redeemed............      (2)     (43,543)     (410,485)   (581,601)    (531,797)    (9,712)
                               -------     --------   ----------  ----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     704      (35,842)     (106,960)   (197,751)   1,023,494     48,431
                               =======     ========   ==========  ==========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       AIM Variable Insurance Funds (continued)
                              ------------------------------------------------------------
                                  AIM V.I. Premier       AIM V.I. Real       AIM V.I.
                                   Equity Fund --       Estate Fund --   Technology Fund --
                                  Series I shares      Series II shares  Series I shares
                              -----------------------  ----------------- -----------------
                                     Year ended           Period from       Year ended
                                    December 31,       April 29, 2005 to   December 31,
                              -----------------------    December 31,    -----------------
                                  2005        2004           2005         2005     2004
                              -----------  ----------  ----------------- -----   --------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (223,933)   (374,838)         136         (67)      (164)
   Net realized gain
     (loss) on
     investments.............      49,093    (522,564)          --          --      4,834
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,283,226   2,089,583         (107)        198        647
   Capital gain
     distributions...........          --          --          109          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         operations..........   1,108,386   1,192,181          138         131      5,317
                              -----------  ----------        -----       -----   --------
From capital
  transactions:
   Net premiums..............     590,409   1,022,696           --          --         --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (143,171)   (423,186)          --          --         --
     Surrenders..............  (2,722,205) (2,667,999)          --          --   (110,333)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (47,988)    (51,217)          --          --         --
     Capital
       contribution
       (withdrawal)..........          --          --           --          --         --
     Transfers (to) from
       the Guarantee
       Account...............       8,158    (149,589)       6,626           1         (1)
     Transfers (to) from
       other subaccounts.....  (1,764,187) (2,307,363)         227          --         --
                              -----------  ----------        -----       -----   --------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,078,984) (4,576,658)       6,853           1   (110,334)
                              -----------  ----------        -----       -----   --------
Increase (decrease) in
  net assets.................  (2,970,598) (3,384,477)       6,991         132   (105,017)
Net assets at beginning
  of year....................  32,405,711  35,790,188           --       9,331    114,348
                              -----------  ----------        -----       -----   --------
Net assets at end of
  period..................... $29,435,113  32,405,711        6,991       9,463      9,331
                              ===========  ==========        =====       =====   ========
Changes in units (note
  5):
   Units purchased...........     273,126     535,850          608          --         --
   Units redeemed............    (882,808) (1,276,655)          --          --    (36,717)
                              -----------  ----------        -----       -----   --------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (609,682)   (740,805)         608          --    (36,717)
                              ===========  ==========        =====       =====   ========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               AIM Variable
                              Insurance Funds
                               (continued)                     The Alger American Fund
                              -----------------  ------------------------------------------------------
                              AIM V.I. Utilities                               Alger American Small
                              Fund -- Series I     Alger American Growth     Capitalization Portfolio --
                                  shares         Portfolio -- Class O Shares      Class O Shares
                              -----------------  --------------------------  --------------------------
                                Year ended
                               December 31,       Year ended December 31,     Year ended December 31,
                              -----------------  --------------------------  --------------------------
                               2005      2004        2005          2004          2005          2004
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   39       46     (1,362,096)   (1,987,066)   (1,071,871)   (1,146,810)
   Net realized gain
     (loss) on
     investments.............      6        2     (6,701,040)  (12,934,583)    4,431,894      (724,311)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    286      367     18,488,198    19,195,753     6,942,929    12,329,829
   Capital gain
     distributions...........     --       --             --            --            --            --
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    331      415     10,425,062     4,274,104    10,302,952    10,458,708
                               ------    -----   -----------   -----------   -----------   -----------
From capital
  transactions:
   Net premiums..............     --       --        262,915       269,040       174,060       131,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --       --       (744,310)   (1,694,282)     (485,874)     (724,553)
     Surrenders..............     --       --    (18,944,734)  (16,986,628)  (10,806,878)  (10,792,925)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     --       --       (139,215)     (176,239)      (85,830)      (99,475)
     Capital
       contribution
       (withdrawal)..........     --       --             --            --            --            --
     Transfers (to) from
       the Guarantee
       Account...............     (1)      (2)      (669,945)     (692,064)     (304,119)      833,929
     Transfers (to) from
       other subaccounts.....  4,350       --    (11,177,445)  (10,366,565)   (3,705,560)   (1,045,438)
                               ------    -----   -----------   -----------   -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,349       (2)   (31,412,734)  (29,646,738)  (15,214,201)  (11,697,331)
                               ------    -----   -----------   -----------   -----------   -----------
Increase (decrease) in
  net assets.................  4,680      413    (20,987,672)  (25,372,634)   (4,911,249)   (1,238,623)
Net assets at beginning
  of year....................  2,165    1,752    127,649,017   153,021,651    80,359,220    81,597,843
                               ------    -----   -----------   -----------   -----------   -----------
Net assets at end of
  period..................... $6,845    2,165    106,661,345   127,649,017    75,447,971    80,359,220
                               ======    =====   ===========   ===========   ===========   ===========
Changes in units (note
  5):
   Units purchased...........    504       --      1,149,784     1,615,370     2,325,357     4,374,328
   Units redeemed............     --       --     (3,647,286)   (4,081,099)   (3,891,731)   (5,807,964)
                               ------    -----   -----------   -----------   -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    504       --     (2,497,503)   (2,465,729)   (1,566,375)   (1,433,636)
                               ======    =====   ===========   ===========   ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                           AllianceBernstein Variable Products Series Fund, Inc.
                                 ---------------------------------------------------------------------------
                                 AllianceBernstein Global AllianceBernstein Growth      AllianceBernstein
                                       Technology                and Income            International Value
                                  Portfolio -- Class B      Portfolio -- Class B      Portfolio -- Class B
                                 -----------------------  ------------------------  ------------------------
                                                                                                 Period from
                                                                                                 November 15,
                                 Year ended December 31,   Year ended December 31,   Year ended    2004 to
                                 -----------------------  ------------------------  December 31, December 31,
                                    2005         2004         2005         2004         2005         2004
                                 ----------   ---------   -----------  -----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (55,977)    (53,528)     (497,489)  (1,436,767)     (70,033)      (778)
   Net realized gain
     (loss) on
     investments................     66,816      50,732     6,448,306    4,781,889      199,500        378
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     45,931     175,844      (741,504)  12,527,216    1,911,172     24,134
   Capital gain
     distributions..............         --          --            --           --       98,510         --
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         operations.............     56,770     173,048     5,209,313   15,872,338    2,139,149     23,734
                                 ----------   ---------   -----------  -----------   ----------    -------
From capital
  transactions:
   Net premiums.................    657,946   1,383,858     8,814,922   15,496,280    5,886,434    238,131
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............         --      (8,005)   (1,118,494)  (1,876,764)     (27,862)        --
     Surrenders.................   (276,835)   (208,183)  (15,385,823) (12,949,292)    (414,055)      (184)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (9,929)     (6,119)     (304,535)    (265,649)     (21,024)        (6)
     Capital
       contribution
       (withdrawal).............         --          --            --           --           --         --
     Transfers (to) from
       the Guarantee
       Account..................     17,166     190,808       780,453    3,314,456    1,249,640     14,622
     Transfers (to) from
       other subaccounts........   (531,440)    (94,060)   (6,044,973)   3,280,970   12,484,657    360,567
                                 ----------   ---------   -----------  -----------   ----------    -------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................   (143,092)  1,258,299   (13,258,450)   7,000,001   19,157,790    613,130
                                 ----------   ---------   -----------  -----------   ----------    -------
Increase (decrease) in
  net assets....................    (86,322)  1,431,347    (8,049,137)  22,872,339   21,296,939    636,864
Net assets at beginning
  of year.......................  4,153,153   2,721,806   188,514,627  165,642,288      636,864         --
                                 ----------   ---------   -----------  -----------   ----------    -------
Net assets at end of
  period........................ $4,066,831   4,153,153   180,465,490  188,514,627   21,933,803    636,864
                                 ==========   =========   ===========  ===========   ==========    =======
Changes in units (note
  5):
   Units purchased..............    122,908     351,579     2,746,446    5,228,036    2,417,169     63,756
   Units redeemed...............   (134,747)   (253,236)   (3,917,980)  (4,704,524)    (655,981)    (3,320)
                                 ----------   ---------   -----------  -----------   ----------    -------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (11,839)     98,343    (1,171,533)     523,512    1,761,188     60,436
                                 ==========   =========   ===========  ===========   ==========    =======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              AllianceBernstein Variable Products Series Fund, Inc. (continued)
                              ----------------------------------------------------------------
                              AllianceBernstein Large Cap       AllianceBernstein Small Cap
                              Growth Portfolio -- Class B       Growth Portfolio -- Class B
                              --------------------------------  ------------------------------
                              Year ended December 31,           Year ended December 31,
                              --------------------------------  ------------------------------
                                  2005             2004            2005            2004
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (494,351)        (469,861)       (124,808)       (133,097)
   Net realized gain
     (loss) on
     investments.............     497,461         (353,613)        826,873         467,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   3,910,014        2,832,762        (711,171)        833,062
   Capital gain
     distributions...........          --               --              --              --
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         operations..........   3,913,124        2,009,288          (9,106)      1,167,043
                                -----------       ----------      ----------      ----------
From capital
  transactions:
   Net premiums..............   1,932,759        2,709,932          41,213         327,474
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........    (169,768)        (264,194)        (50,947)        (41,853)
     Surrenders..............  (2,152,300)      (1,760,661)       (696,728)       (880,021)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (55,967)         (45,978)        (10,459)        (10,992)
     Capital
       contribution
       (withdrawal)..........          --               --              --              --
     Transfers (to) from
       the Guarantee
       Account...............     (47,453)         (19,928)         85,128         (73,989)
     Transfers (to) from
       other subaccounts.....    (764,669)         107,680      (2,547,923)      1,566,248
                                -----------       ----------      ----------      ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (1,257,398)         726,851      (3,179,716)        886,867
                                -----------       ----------      ----------      ----------
Increase (decrease) in
  net assets.................   2,655,726        2,736,139      (3,188,822)      2,053,910
Net assets at beginning
  of year....................  32,417,744       29,681,605      10,540,524       8,486,614
                                -----------       ----------      ----------      ----------
Net assets at end of
  period..................... $35,073,470       32,417,744       7,351,702      10,540,524
                                ===========       ==========      ==========      ==========
Changes in units (note
  5):
   Units purchased...........   1,012,698        1,129,061         404,158         542,870
   Units redeemed............  (1,309,814)      (1,153,125)       (799,870)       (428,544)
                                -----------       ----------      ----------      ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (297,116)         (24,064)       (395,711)        114,326
                                ===========       ==========      ==========      ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              American Century Variable Portfolios, Inc.
                              ----------------------------------------------
                                VP Income & Growth      VP International
                                 Fund -- Class I        Fund -- Class I
                              ---------------------   -----------------------
                              Year ended December 31, Year ended December 31,
                              ---------------------   -----------------------
                                 2005         2004       2005        2004
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     (118)         (1)        (1)          --
   Net realized gain
     (loss) on
     investments.............         32         215         --           --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,290         131         22           --
   Capital gain
     distributions...........         --          --         --           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,204         345         21           --
                              ----------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     34,305         255         --           --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --           --
     Surrenders..............       (141)         --         --           --
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (10)        (11)        --           --
     Capital
       contribution
       (withdrawal)..........         --          --         --           --
     Transfers (to) from
       the Guarantee
       Account...............      1,437          --        907           --
     Transfers (to) from
       other subaccounts.....         --        (349)        31           --
                              ----------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     35,591        (105)       938           --
                              ----------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     36,795         240        959           --
Net assets at beginning
  of year....................      3,340       3,100         --           --
                              ----------   ---------   ---------   ---------
Net assets at end of
  period..................... $   40,135       3,340        959           --
                              ==========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,598          61         60           --
   Units redeemed............        (14)        (69)        --           --
                              ----------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,583          (8)        60           --
                              ==========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                              American Century Variable
                               American Century Variable Portfolios, Inc.        Portfolios II, Inc.
                              ---------------------------------------------   -------------------------
                                   VP Ultra(R)              VP Value           VP Inflation Protection
                                 Fund -- Class I         Fund -- Class I          Fund -- Class II
                              ---------------------   ----------------------  -------------------------
                                                                                     Period from
                              Year ended December 31, Year ended December 31,     April 29, 2005 to
                              ---------------------   ----------------------        December 31,
                                 2005         2004       2005        2004               2005
                              ----------   ---------  ---------   ---------   -------------------------
Increase (decrease) in
  net assets
From operations:.............
   Net investment income
     (expense)............... $     (223)        (48)       828        (159)             29,888
   Net realized gain
     (loss) on
     investments.............        190         763          5           1              (8,539)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      2,269         (80)      (855)      1,411             (19,961)
   Capital gain
     distributions...........         --          --        745          --                  --
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........      2,236         635        723       1,253               1,388
                              ----------   ---------  ---------   ---------           ---------
From capital
  transactions:
   Net premiums..............     40,344       1,439         --      15,487             936,642
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:................
     Death benefits..........         --          --         --          --                  --
     Surrenders..............         --          --         --          --             (56,115)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (20)        (20)        --          --                (496)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --                  --
     Transfers (to) from
       the Guarantee
       Account...............       (115)       (135)    13,251         172              76,506
     Transfers (to) from
       other subaccounts.....     (1,804)         --      2,947          --             735,177
                              ----------   ---------  ---------   ---------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     38,405       1,284     16,198      15,659           1,691,714
                              ----------   ---------  ---------   ---------           ---------
Increase (decrease) in
  net assets.................     40,641       1,919     16,921      16,912           1,693,102
Net assets at beginning
  of year....................      3,330       1,411     16,912          --                  --
                              ----------   ---------  ---------   ---------           ---------
Net assets at end of
  period..................... $   43,971       3,330     33,833      16,912           1,693,102
                              ==========   =========  =========   =========           =========
Changes in units (note
  5):
   Units purchased...........      3,988       5,071      1,127       1,208             236,707
   Units redeemed............       (303)     (4,932)        --          --             (66,621)
                              ----------   ---------  ---------   ---------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      3,685         139      1,127       1,208             170,086
                              ==========   =========  =========   =========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                           Dreyfus
                              ---------------------------------------------------------------------
                                Dreyfus Investment      Dreyfus Variable      The Dreyfus Socially
                               Portfolios -- MidCap        Investment          Responsible Growth
                                Stock Portfolio --        Fund -- Money           Fund, Inc. --
                                  Initial Shares        Market Portfolio         Initial Shares
                              ---------------------   ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ---------------------   ----------------------  ----------------------
                                 2005         2004       2005        2004        2005        2004
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $      (96)        (13)       957          (5)    (84,596)    (65,582)
   Net realized gain
     (loss) on
     investments.............        121           1         --          --     (67,354)   (105,537)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      1,481         114         --          --     257,570     424,759
   Capital gain
     distributions...........          6          32         --          --          --          --
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........      1,512         134        957          (5)    105,620     253,640
                              ----------   ---------  ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     33,964       1,206    109,776          22       6,433      44,295
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --         --          --          --     (80,013)
     Surrenders..............         --          --     (5,621)         --    (192,416)   (229,038)
     Cost of insurance
       and
       administrative
       expense (note 4a).....        (15)        (14)       (91)         --     (15,624)    (15,727)
     Capital
       contribution
       (withdrawal)..........         --          --         --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............        118          73      1,292          (1)    (17,112)     14,056
     Transfers (to) from
       other subaccounts.....     (6,123)         --     (9,466)     24,253    (166,944)    (87,046)
                              ----------   ---------  ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     27,944       1,265     95,890      24,274    (385,663)   (353,473)
                              ----------   ---------  ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     29,456       1,399     96,847      24,269    (280,043)    (99,833)
Net assets at beginning
  of year....................      1,399          --     24,269          --   5,815,101   5,914,934
                              ----------   ---------  ---------   ---------   ---------   ---------
Net assets at end of
  period..................... $   30,855       1,399    121,116      24,269   5,535,058   5,815,101
                              ==========   =========  =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      2,118          99     10,280       2,477      20,143      35,783
   Units redeemed............         --          (1)      (635)         --     (83,360)    (97,591)
                              ----------   ---------  ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      2,118          98      9,645       2,477     (63,217)    (61,808)
                              ==========   =========  =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Eaton Vance Variable Trust
                              --------------------------------------------------------------------
                              VT Floating -- Rate Income   VT Income Fund     VT Worldwide Health
                                        Fund                 of Boston           Sciences Fund
                              -------------------------  ------------------ ----------------------
                                                            Period from
                              Year ended December 31,    January 1, 2004 to Year ended December 31,
                              -------------------------     December 15,    ----------------------
                                  2005         2004             2004           2005        2004
                              -----------   ----------   ------------------ ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,116,060      300,485            114         (165,292)   (138,994)
   Net realized gain
     (loss) on
     investments.............      14,914       29,059          2,656          149,110      77,914
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (108,648)       9,073         (2,765)         713,062     391,786
   Capital gain
     distributions...........          --           --             --               --          --
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,022,326      338,617              5          696,880     330,706
                              -----------   ----------        -------       ----------  ----------
From capital
  transactions:
   Net premiums..............  11,238,737   16,948,588         46,615        1,368,961   3,237,082
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (48,791)     (10,478)            --          (21,074)    (96,777)
     Surrenders..............  (2,673,215)  (1,076,321)            --       (1,050,085)   (696,109)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (71,989)     (25,054)           (91)         (27,300)    (18,151)
     Capital
       contribution
       (withdrawal)..........          --           --             --               --          --
     Transfers (to) from
       the Guarantee
       Account...............     917,396      754,742        (46,064)         499,631   1,171,072
     Transfers (to) from
       other subaccounts.....   3,511,991    4,606,290        (24,197)         210,975    (197,959)
                              -----------   ----------        -------       ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  12,874,129   21,197,767        (23,737)         981,108   3,399,158
                              -----------   ----------        -------       ----------  ----------
Increase (decrease) in
  net assets.................  13,896,455   21,536,384        (23,732)       1,677,988   3,729,864
Net assets at beginning
  of year....................  31,118,452    9,582,068         23,732       10,281,099   6,551,235
                              -----------   ----------        -------       ----------  ----------
Net assets at end of
  period..................... $45,014,907   31,118,452             --       11,959,087  10,281,099
                              ===========   ==========        =======       ==========  ==========
Changes in units (note
  5):
   Units purchased...........   3,637,086    4,011,467         20,159          349,636     646,837
   Units redeemed............  (2,377,957)  (1,919,695)       (22,293)        (263,210)   (369,392)
                              -----------   ----------        -------       ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,259,129    2,091,772         (2,134)          86,427     277,445
                              ===========   ==========        =======       ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Evergreen Variable Annuity Trust FAM Variable Series Fund, Inc.
                              -------------------------------  -----------------------------
                                    Evergreen VA Omega            Mercury Basic Value V.I.
                                     Fund -- Class 2              Fund -- Class III Shares
                              -------------------------------  -----------------------------
                                               Period from                     Period from
                               Year ended   April 30, 2004 to   Year ended  April 30, 2004 to
                              December 31,    December 31,     December 31,   December 31,
                                  2005            2004             2005           2004
                              ------------  -----------------  ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............   $ (5,131)           (656)         398,057          14,978
   Net realized gain
     (loss) on
     investments.............      2,458              95           22,777           7,850
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     23,260          11,558         (309,362)        145,944
   Capital gain
     distributions...........         --              --            4,124           3,945
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         operations..........     20,587          10,997          115,596         172,717
                                --------         -------        ---------       ---------
From capital
  transactions:
   Net premiums..............    300,844          86,208        2,463,321       1,554,556
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --              --          (41,486)             --
     Surrenders..............        (32)             --          (28,648)         (8,531)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (445)            (78)         (10,210)           (509)
     Capital
       contribution
       (withdrawal)..........         --              --               --              --
     Transfers (to) from
       the Guarantee
       Account...............        771            (128)         191,026           5,595
     Transfers (to) from
       other subaccounts.....     14,827          51,645          405,153         912,342
                                --------         -------        ---------       ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............    315,965         137,647        2,979,156       2,463,453
                                --------         -------        ---------       ---------
Increase (decrease) in
  net assets.................    336,552         148,644        3,094,752       2,636,170
Net assets at beginning
  of year....................    148,644              --        2,636,170              --
                                --------         -------        ---------       ---------
Net assets at end of
  period.....................   $485,196         148,644        5,730,922       2,636,170
                                ========         =======        =========       =========
Changes in units (note
  5):
   Units purchased...........     64,176          14,231          358,035         334,427
   Units redeemed............    (33,379)           (227)         (76,519)        (91,856)
                                --------         -------        ---------       ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     30,797          14,004          281,516         242,571
                                ========         =======        =========       =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      FAM Variable Series Fund, Inc. (continued)
                              ------------------------------------------------------------------------------------------
                                Mercury Global Allocation      Mercury Large Cap Growth     Mercury Value Opportunities
                              V.I. Fund -- Class III Shares V.I. Fund -- Class III Shares  V.I. Fund -- Class III Shares
                              ----------------------------- -----------------------------  -----------------------------
                                       Period from                          Period from                    Period from
                                    April 29, 2005 to        Year ended  April 30, 2004 to  Year ended  April 30, 2004 to
                                      December 31,          December 31,   December 31,    December 31,   December 31,
                                          2005                  2005           2004            2005           2004
                              ----------------------------- ------------ ----------------- ------------ -----------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............          $   15,248              (12,519)        (2,197)       1,620,169         89,749
   Net realized gain
     (loss) on
     investments.............              10,691               19,685         18,187         (100,569)         6,673
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............              23,281               80,757         34,315       (1,236,615)      (242,448)
   Capital gain
     distributions...........                  --                   --             --           75,066        254,217
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         operations..........              49,220               87,923         50,305          358,051        108,191
                                       ----------            ---------        -------       ----------      ---------
From capital
  transactions:
   Net premiums..............             883,033              519,162        244,820        1,492,253        704,302
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........                  --                   --             --           (6,575)            --
     Surrenders..............             (49,538)             (20,191)        (3,347)        (153,990)        (2,412)
     Cost of insurance
       and
       administrative
       expense (note 4a).....                (235)                (623)          (319)          (4,254)          (532)
     Capital
       contribution
       (withdrawal)..........                  --                   --             --               --             --
     Transfers (to) from
       the Guarantee
       Account...............              67,881               71,443         10,141          190,194         21,461
     Transfers (to) from
       other subaccounts.....              72,197              196,658         74,467        1,312,694        519,413
                                       ----------            ---------        -------       ----------      ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............             973,338              766,449        325,762        2,830,322      1,242,232
                                       ----------            ---------        -------       ----------      ---------
Increase (decrease) in
  net assets.................           1,022,558              854,372        376,067        3,188,373      1,350,423
Net assets at beginning
  of year....................                  --              376,067             --        1,350,423             --
                                       ----------            ---------        -------       ----------      ---------
Net assets at end of
  period.....................          $1,022,558            1,230,439        376,067        4,538,796      1,350,423
                                       ==========            =========        =======       ==========      =========
Changes in units (note
  5):
   Units purchased...........             150,309               94,925         72,923          369,677        166,058
   Units redeemed............             (57,820)             (25,334)       (38,276)        (115,418)       (45,553)
                                       ----------            ---------        -------       ----------      ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................              92,489               69,591         34,647          254,259        120,505
                                       ==========            =========        =======       ==========      =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Federated Insurance Series
                              ---------------------------------------------------------------------------
                              Federated American Leaders    Federated Capital    Federated High Income Bond
                              Fund II -- Primary Shares      Income Fund II      Fund II -- Primary Shares
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005          2004
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $     93,085       11,297     867,002     771,884    4,120,774     3,876,444
   Net realized gain
     (loss) on
     investments.............    1,740,378      882,003  (1,039,610) (1,992,815)      62,330     1,315,990
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (56,061)   4,091,002   1,123,993   3,116,621   (3,602,471)      353,421
   Capital gain
     distributions...........           --           --          --          --           --            --
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    1,777,402    4,984,302     951,385   1,895,690      580,633     5,545,855
                              ------------  -----------  ----------  ----------  -----------   -----------
From capital
  transactions:
   Net premiums..............       69,770      131,637      28,094     150,996      138,168       201,129
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (474,359)    (567,275)   (323,560)   (403,703)    (540,406)   (1,200,429)
     Surrenders..............  (10,875,908) (10,610,294) (3,782,777) (3,521,393) (10,448,785)   (9,247,078)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (70,356)     (83,065)    (25,530)    (29,416)     (58,810)      (68,011)
     Capital
       contribution
       (withdrawal)..........           --           --          --          --           --            --
     Transfers (to) from
       the Guarantee
       Account...............     (323,507)    (316,148)   (115,979)   (247,214)      83,720    (2,056,410)
     Transfers (to) from
       other subaccounts.....   (2,345,251)    (490,751) (1,258,338)    155,172   (6,187,760)   (1,777,984)
                              ------------  -----------  ----------  ----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,019,611) (11,935,896) (5,478,090) (3,895,558) (17,013,873)  (14,148,783)
                              ------------  -----------  ----------  ----------  -----------   -----------
Increase (decrease) in
  net assets.................  (12,242,209)  (6,951,594) (4,526,705) (1,999,868) (16,433,240)   (8,602,928)
Net assets at beginning
  of year....................   64,074,635   71,026,229  24,117,109  26,116,977   67,286,526    75,889,454
                              ------------  -----------  ----------  ----------  -----------   -----------
Net assets at end of
  period..................... $ 51,832,426   64,074,635  19,590,404  24,117,109   50,853,286    67,286,526
                              ============  ===========  ==========  ==========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........      284,866      662,830     177,943     551,051    1,584,822     3,789,250
   Units redeemed............   (1,190,947)  (1,445,274)   (636,138)   (877,603)  (2,694,324)   (4,831,429)
                              ------------  -----------  ----------  ----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (906,081)    (782,444)   (458,195)   (326,552)  (1,109,502)   (1,042,179)
                              ============  ===========  ==========  ==========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                   Federated Insurance Series (continued)
                              ---------------------------------------------------
                              Federated High Income Bond   Federated Kaufmann
                              Fund II -- Service Shares  Fund II -- Service Shares
                              -------------------------  ------------------------
                              Year ended December 31,    Year ended December 31,
                              -------------------------  ------------------------
                                  2005         2004         2005         2004
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 2,820,681    2,183,501     (550,204)    (345,291)
   Net realized gain
     (loss) on
     investments.............     145,595    1,133,610    1,557,737      374,520
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,731,051)     117,795    2,466,498    3,214,996
   Capital gain
     distributions...........          --           --       43,578           --
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     235,225    3,434,906    3,517,609    3,244,225
                              -----------   ----------   ----------   ----------
From capital
  transactions:
   Net premiums..............   3,325,266    6,264,410    8,324,896   11,720,320
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (353,470)    (358,979)     (40,612)     (23,701)
     Surrenders..............  (3,264,213)  (3,259,722)  (1,930,162)  (1,054,850)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (79,815)     (69,237)    (101,313)     (52,165)
     Capital
       contribution
       (withdrawal)..........          --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............   2,430,203      456,203    1,242,983    2,879,100
     Transfers (to) from
       other subaccounts.....  (7,670,475)  (3,512,169)    (897,172)   1,390,491
                              -----------   ----------   ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,612,504)    (479,494)   6,598,620   14,859,195
                              -----------   ----------   ----------   ----------
Increase (decrease) in
  net assets.................  (5,377,279)   2,955,412   10,116,229   18,103,420
Net assets at beginning
  of year....................  46,277,945   43,322,533   31,956,120   13,852,700
                              -----------   ----------   ----------   ----------
Net assets at end of
  period..................... $40,900,666   46,277,945   42,072,349   31,956,120
                              ===========   ==========   ==========   ==========
Changes in units (note
  5):
   Units purchased...........   2,039,529    4,191,124    1,441,428    2,100,077
   Units redeemed............  (2,480,548)  (4,218,329)  (1,000,131)    (984,005)
                              -----------   ----------   ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (441,019)     (27,205)     441,296    1,116,072
                              ===========   ==========   ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                   Fidelity Variable Insurance Products Fund
                              ----------------------------------------------------------------------------------
                                VIP Asset Manager/SM/        VIP Asset Manager/SM/          VIP Contrafund(R)
                              Portfolio -- Initial Class  Portfolio -- Service Class 2  Portfolio -- Initial Class
                              -------------------------  -----------------------------  ------------------------
                                                                         Period from
                               Year ended December 31,    Year ended  April 30, 2004 to  Year ended December 31,
                              -------------------------  December 31,   December 31,    ------------------------
                                  2005          2004         2005           2004            2005          2004
                              ------------  -----------  ------------ ----------------- -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,640,821    3,029,183      (15,531)       (30,095)     (4,182,115)   (3,803,116)
   Net realized gain
     (loss) on
     investments.............   (1,188,077)  (2,161,980)      48,475         11,006      22,358,980    10,698,264
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,185,790    6,367,899      431,132        263,953      34,998,283    38,876,525
   Capital gain
     distributions...........           --           --           --             --              --            --
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........    3,638,534    7,235,102      464,076        244,864      53,175,148    45,771,673
                              ------------  -----------   ----------      ---------     -----------   -----------
From capital
  transactions:
   Net premiums..............      555,729      697,168   10,641,733      5,133,748         509,087       608,392
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (2,145,409)  (1,821,524)          --             --      (2,435,860)   (2,646,978)
     Surrenders..............  (29,939,793) (29,837,433)    (381,612)       (18,497)    (60,296,284)  (48,594,360)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (162,094)    (219,829)      (9,909)          (673)       (408,311)     (404,660)
     Capital
       contribution
       (withdrawal)..........           --           --           --             --              --            --
     Transfers (to) from
       the Guarantee
       Account...............     (425,994)     110,414      390,289        104,106        (207,877)     (496,033)
     Transfers (to) from
       other subaccounts.....   (3,973,838)  (1,078,351)     613,158        904,360      31,639,685    33,137,154
                              ------------  -----------   ----------      ---------     -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (36,091,399) (32,149,555)  11,253,659      6,123,044     (31,199,560)  (18,396,485)
                              ------------  -----------   ----------      ---------     -----------   -----------
Increase (decrease) in
  net assets.................  (32,452,865) (24,914,453)  11,717,735      6,367,908      21,975,588    27,375,188
Net assets at beginning
  of year....................  177,877,522  202,791,975    6,367,908             --     373,172,964   345,797,776
                              ------------  -----------   ----------      ---------     -----------   -----------
Net assets at end of
  period..................... $145,424,657  177,877,522   18,085,643      6,367,908     395,148,552   373,172,964
                              ============  ===========   ==========      =========     ===========   ===========
Changes in units (note
  5):
   Units purchased...........      325,641      948,203    1,435,592        765,627       4,329,736     4,758,363
   Units redeemed............   (1,703,032)  (2,161,878)    (332,291)      (149,642)     (4,997,098)   (5,034,009)
                              ------------  -----------   ----------      ---------     -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,377,391)  (1,213,675)   1,103,301        615,985        (667,363)     (275,646)
                              ============  ===========   ==========      =========     ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              ---------------------------------------------------------------------------
                                                          VIP Dynamic Capital
                                  VIP Contrafund(R)          Appreciation            VIP Equity-Income
                                 Portfolio -- Service    Portfolio -- Service      Portfolio -- Initial
                                       Class 2                  Class 2                    Class
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (2,169,092)  (1,394,934)   (28,661)    (14,499)    2,982,352      944,771
   Net realized gain
     (loss) on
     investments.............    7,957,261    3,696,239     35,662     (27,650)   11,508,470   10,072,206
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   16,467,459   11,237,102    318,421      64,853   (12,423,503)  26,836,303
   Capital gain
     distributions...........           --           --         --          --    12,864,072    1,644,721
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   22,255,628   13,538,407    325,422      22,704    14,931,391   39,498,001
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............   19,465,047   22,142,082    486,861     700,675       526,769    1,084,487
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (809,243)    (702,164)        --          --    (5,998,093)  (4,359,042)
     Surrenders..............  (10,331,527)  (6,196,593)   (64,633)    (12,840)  (68,276,641) (72,411,463)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (275,112)    (157,659)    (3,902)     (2,145)     (385,125)    (465,690)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............    3,383,885    3,303,599    174,793     223,076    (1,665,644)  (1,576,117)
     Transfers (to) from
       other subaccounts.....   27,002,705   10,804,623  1,516,937     189,423    (2,254,131)  13,154,826
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   38,435,755   29,193,888  2,110,056   1,098,189   (78,052,865) (64,572,999)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   60,691,383   42,732,295  2,435,478   1,120,893   (63,121,474) (25,074,998)
Net assets at beginning
  of year....................  126,138,642   83,406,347  1,348,092     227,199   424,070,154  449,145,152
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $186,830,025  126,138,642  3,783,570   1,348,092   360,948,680  424,070,154
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........    6,849,673    5,535,020    195,452     194,919     2,088,567    3,359,958
   Units redeemed............   (3,648,508)  (2,893,228)   (39,593)    (97,965)   (4,271,978)  (4,536,834)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,201,165    2,641,792    155,860      96,954    (2,183,411)  (1,176,876)
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------------------------------------
                                  VIP Equity-Income           VIP Growth & Income       VIP Growth & Income
                              Portfolio -- Service Class 2 Portfolio -- Initial Class Portfolio -- Service Class 2
                              ---------------------------  ------------------------   ---------------------------
                               Year ended December 31,      Year ended December 31,   Year ended December 31,
                              ---------------------------  ------------------------   ---------------------------
                                  2005           2004          2005          2004        2005           2004
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    377,371      (279,674)      143,622      (549,260)    (67,180)      (256,742)
   Net realized gain
     (loss) on
     investments.............    3,223,975     3,210,895       488,264      (980,512)    611,883        441,612
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,554,282)    8,163,170     3,856,306     5,389,008   1,213,222      1,063,556
   Capital gain
     distributions...........    4,212,963       414,136            --            --          --             --
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........    5,260,027    11,508,527     4,488,192     3,859,236   1,757,925      1,248,426
                              ------------   -----------   -----------   -----------   ----------     ----------
From capital
  transactions:
   Net premiums..............    9,303,741    18,191,601        53,696       204,188   1,808,946      4,800,476
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,162,669)     (901,347)     (623,581)   (1,032,251)   (155,306)      (141,073)
     Surrenders..............   (8,738,237)   (7,556,642)  (14,429,389)  (11,612,233) (2,579,616)    (1,991,089)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (238,289)     (182,225)     (116,188)     (140,605)    (62,234)       (50,575)
     Capital
       contribution
       (withdrawal)..........           --            --            --            --          --             --
     Transfers (to) from
       the Guarantee
       Account...............    1,655,280     3,201,191      (983,407)     (233,086)     70,697        473,528
     Transfers (to) from
       other subaccounts.....     (586,942)    4,428,264    (4,909,204)      688,339  (1,326,025)      (229,427)
                              ------------   -----------   -----------   -----------   ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      232,884    17,180,842   (21,008,073)  (12,125,648) (2,243,538)     2,861,840
                              ------------   -----------   -----------   -----------   ----------     ----------
Increase (decrease) in
  net assets.................    5,492,911    28,689,369   (16,519,881)   (8,266,412)   (485,613)     4,110,266
Net assets at beginning
  of year....................  135,376,766   106,687,397    96,756,254   105,022,666  32,926,659     28,816,393
                              ------------   -----------   -----------   -----------   ----------     ----------
Net assets at end of
  period..................... $140,869,677   135,376,766    80,236,373    96,756,254  32,441,046     32,926,659
                              ============   ===========   ===========   ===========   ==========     ==========
Changes in units (note
  5):
   Units purchased...........    2,492,633     4,126,122       804,268     1,824,510     488,891      1,157,131
   Units redeemed............   (2,530,425)   (2,634,494)   (2,431,952)   (2,765,942)   (741,115)      (895,308)
                              ------------   -----------   -----------   -----------   ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      (37,792)    1,491,628    (1,627,684)     (941,432)   (252,224)       261,823
                              ============   ===========   ===========   ===========   ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                        Fidelity Variable Insurance Products Fund (continued)
                              -------------------------------------------------------------------------
                              VIP Growth Opportunities        VIP Growth               VIP Growth
                                Portfolio -- Initial     Portfolio -- Initial     Portfolio -- Service
                                       Class                     Class                   Class 2
                              -----------------------  ------------------------  ----------------------
                              Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------  ----------------------
                                  2005        2004         2005         2004        2005        2004
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (126,641)   (285,592)  (1,711,587)  (2,802,869)   (656,622)   (785,022)
   Net realized gain
     (loss) on
     investments.............    (300,072) (1,369,662)  (7,078,730) (12,943,731)    807,023     718,583
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   2,205,804   3,243,075   15,964,684   19,129,087   1,672,920     638,623
   Capital gain
     distributions...........          --          --           --           --          --          --
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,779,091   1,587,821    7,174,367    3,382,487   1,823,321     572,184
                              -----------  ----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............      17,632     (63,459)     403,484      576,435   3,451,714   7,762,951
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (534,955)   (135,949)  (1,220,131)  (2,089,614)   (276,247)   (338,441)
     Surrenders..............  (4,548,551) (3,846,049) (33,326,326) (34,225,608) (4,241,790) (3,817,975)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (35,963)    (42,512)    (239,055)    (337,455)    (95,066)    (86,435)
     Capital
       contribution
       (withdrawal)..........          --          --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (168,870)   (313,278)  (1,274,158)    (743,311)    182,574     159,632
     Transfers (to) from
       other subaccounts.....    (692,146) (2,646,463) (16,282,139) (11,060,545) (3,725,721) (3,219,581)
                              -----------  ----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (5,962,853) (7,047,710) (51,938,325) (47,880,098) (4,704,536)    460,151
                              -----------  ----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (4,183,762) (5,459,889) (44,763,958) (44,497,611) (2,881,215)  1,032,335
Net assets at beginning
  of year....................  30,762,086  36,221,975  232,388,929  276,886,540  55,295,925  54,263,590
                              -----------  ----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,578,324  30,762,086  187,624,971  232,388,929  52,414,710  55,295,925
                              ===========  ==========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     467,525     483,561      997,345    2,284,982   1,095,045   3,134,447
   Units redeemed............  (1,059,049) (1,234,238)  (3,545,779)  (4,576,850) (1,948,938) (3,337,101)
                              -----------  ----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (591,525)   (750,677)  (2,548,435)  (2,291,868)   (853,893)   (202,654)
                              ===========  ==========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              ----------------------------------------------------
                                 VIP Mid Cap                    VIP Mid Cap
                              Portfolio -- Initial Class Portfolio -- Service Class 2
                              ----------------------     ----------------------------
                              Year ended December 31,     Year ended December 31,
                              ----------------------     ----------------------------
                                2005           2004          2005           2004
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (247)          (313)     (3,248,110)    (2,316,640)
   Net realized gain
     (loss) on
     investments.............   3,159          9,855      15,265,616     11,164,194
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,814           (237)     18,051,962     23,897,054
   Capital gain
     distributions...........     483             --       3,256,577             --
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   5,209          9,305      33,326,045     32,744,608
                               -------        -------     -----------    -----------
From capital
  transactions:
   Net premiums..............   1,361            490      16,409,098     18,507,462
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --             --        (980,336)      (888,699)
     Surrenders..............  (8,409)       (36,725)    (17,715,214)   (11,385,027)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --             --        (358,975)      (234,564)
     Capital
       contribution
       (withdrawal)..........      --             --              --             --
     Transfers (to) from
       the Guarantee
       Account...............      36            106       2,282,384      4,807,299
     Transfers (to) from
       other subaccounts.....   2,153          2,962      29,065,829     22,851,461
                               -------        -------     -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (4,859)       (33,167)     28,702,786     33,657,932
                               -------        -------     -----------    -----------
Increase (decrease) in
  net assets.................     350        (23,862)     62,028,831     66,402,540
Net assets at beginning
  of year....................  37,414         61,276     191,416,505    125,013,965
                               -------        -------     -----------    -----------
Net assets at end of
  period..................... $37,764         37,414     253,445,336    191,416,505
                               =======        =======     ===========    ===========
Changes in units (note
  5):
   Units purchased...........     284            311       5,993,579      7,984,532
   Units redeemed............    (608)        (2,694)     (4,288,166)    (5,610,370)
                               -------        -------     -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (325)        (2,383)      1,705,413      2,374,162
                               =======        =======     ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Fidelity Variable Insurance Products Fund (continued)
                              --------------------------------------------------
                                    VIP Overseas            VIP Value Strategies
                                Portfolio -- Initial        Portfolio -- Service
                                        Class                      Class 2
                              ------------------------    ------------------------
                                                                       Period from
                                                           Year ended   April 30,
                               Year ended December 31,    December 31,   2004 to
                              ------------------------    ------------ December 31,
                                  2005           2004         2005         2004
                              ------------    ----------  ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (141,489)     (212,876)    (32,588)      (5,252)
   Net realized gain
     (loss) on
     investments.............    4,899,767     4,407,381      14,448       17,016
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    8,099,479     4,530,773      52,602      152,399
   Capital gain
     distributions...........           --            --      52,042           --
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         operations..........   12,857,757     8,725,278      86,504      164,163
                              ------------    ----------   ---------    ---------
From capital
  transactions:
   Net premiums..............       78,322         4,441   1,028,016      880,336
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (305,298)     (258,519)    (29,233)          --
     Surrenders..............  (10,805,430)   (9,755,240)    (61,471)     (12,237)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (78,759)      (88,880)     (4,838)        (398)
     Capital
       contribution
       (withdrawal)..........           --            --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     (272,957)      557,879     107,813       58,558
     Transfers (to) from
       other subaccounts.....     (183,606)   16,227,445     164,401      504,216
                              ------------    ----------   ---------    ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (11,567,728)    6,687,126   1,204,688    1,430,475
                              ------------    ----------   ---------    ---------
Increase (decrease) in
  net assets.................    1,290,029    15,412,404   1,291,192    1,594,638
Net assets at beginning
  of year....................   83,792,430    68,380,026   1,594,638           --
                              ------------    ----------   ---------    ---------
Net assets at end of
  period..................... $ 85,082,459    83,792,430   2,885,830    1,594,638
                              ============    ==========   =========    =========
Changes in units (note
  5):
   Units purchased...........      922,479     2,579,751     179,118      195,755
   Units redeemed............   (1,485,945)   (1,969,793)    (66,721)     (54,199)
                              ------------    ----------   ---------    ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (563,466)      609,958     112,397      141,556
                              ============    ==========   =========    =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                  Franklin Templeton Variable Insurance Products Trust
                              ----------------------------------------------------------------
                                  Franklin            Franklin                 Mutual
                                   Income             Large Cap                Shares
                                 Securities       Growth Securities          Securities
                               Fund -- Class 2     Fund -- Class 2         Fund -- Class 2
                                   Shares              Shares                  Shares
                              ----------------- ----------------------  ----------------------
                                 Period from
                              April 29, 2005 to Year ended December 31, Year ended December 31,
                                December 31,    ----------------------  ----------------------
                                    2005           2005        2004        2005        2004
                              ----------------- ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............    $  (164,320)        (135)         (8)        (86)         (5)
   Net realized gain
     (loss) on
     investments.............       (144,897)        (693)         --          86          24
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............        116,975          600          47       1,021          --
   Capital gain
     distributions...........             --           --          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........       (192,242)        (228)         39       1,021          19
                                 -----------    ---------   ---------   ---------   ---------
From capital
  transactions:
   Net premiums..............     54,506,371       42,002       1,200      28,967          --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         (4,591)          --          --          --          --
     Surrenders..............       (322,561)        (803)         --        (673)         --
     Cost of insurance
       and
       administrative
       expense (note 4a).....         (8,560)          (6)         --          --          --
     Capital
       contribution
       (withdrawal)..........             --           --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............      1,600,357        6,866          (1)     33,928         (19)
     Transfers (to) from
       other subaccounts.....      4,629,142       (4,416)         --       2,025          --
                                 -----------    ---------   ---------   ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     60,400,158       43,643       1,199      64,247         (19)
                                 -----------    ---------   ---------   ---------   ---------
Increase (decrease) in
  net assets.................     60,207,916       43,415       1,238      65,268          --
Net assets at beginning
  of year....................             --        1,238          --          --          --
                                 -----------    ---------   ---------   ---------   ---------
Net assets at end of
  period.....................    $60,207,916       44,653       1,238      65,268          --
                                 ===========    =========   =========   =========   =========
Changes in units (note
  5):
   Units purchased...........      9,201,510       23,608          97       7,162       3,602
   Units redeemed............     (3,276,627)     (19,978)         --      (2,659)     (3,602)
                                 -----------    ---------   ---------   ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      5,924,883        3,631          97       4,503          --
                                 ===========    =========   =========   =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                Franklin Templeton Variable Insurance
                                      Products Trust (continued)
                              -------------------------------------------
                                  Templeton Foreign     Templeton Foreign
                                 Securities Fund --     Securities Fund --
                                   Class I Shares        Class 2 Shares
                              ------------------------  -----------------
                                           Period from
                                           December 15,    Year ended
                               Year ended    2004 to      December 31,
                              December 31, December 31, -----------------
                                  2005         2004       2005     2004
                              ------------ ------------ -------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (9,954)       (21)       (48)     (71)
   Net realized gain
     (loss) on
     investments.............      83,922         --      6,103    4,266
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,057,362        784       (620)    (938)
   Capital gain
     distributions...........          --         --         --       --
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         operations..........   1,131,330        763      5,435    3,257
                              -----------    -------    -------   ------
From capital
  transactions:
   Net premiums..............      93,858         --     27,619    5,162
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (180,375)        --         --       --
     Surrenders..............  (1,059,930)        --    (17,796)      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (9,171)        --         (3)      (3)
     Capital
       contribution
       (withdrawal)..........          --         --         --       --
     Transfers (to) from
       the Guarantee
       Account...............     468,459         --      3,175      (12)
     Transfers (to) from
       other subaccounts.....  14,403,621    159,073       (208)    (292)
                              -----------    -------    -------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  13,716,462    159,073     12,787    4,855
                              -----------    -------    -------   ------
Increase (decrease) in
  net assets.................  14,847,792    159,836     18,222    8,112
Net assets at beginning
  of year....................     159,836         --     23,602   15,490
                              -----------    -------    -------   ------
Net assets at end of
  period..................... $15,007,628    159,836     41,824   23,602
                              ===========    =======    =======   ======
Changes in units (note
  5):
   Units purchased...........   1,712,295     15,631     13,152    2,034
   Units redeemed............    (379,571)        --    (11,714)  (1,675)
                              -----------    -------    -------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,332,723     15,631      1,437      359
                              ===========    =======    =======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Franklin Templeton Variable Insurance
                                     Products Trust (continued)
                              ------------------------------------------
                              Templeton Global     Templeton Global
                              Asset Allocation     Income Securities
                              Fund -- Class 2       Fund -- Class I
                                  Shares                Shares
                              ---------------  -------------------------
                                                            Period from
                                Year ended                  December 15,
                               December 31,     Year ended    2004 to
                              ---------------  December 31, December 31,
                                2005    2004       2005         2004
                              -------   ----   ------------ ------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    23     (2)      41,267        --
   Net realized gain
     (loss) on
     investments.............      (2)    73      (48,037)       --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      29     --      (53,754)       --
   Capital gain
     distributions...........      --     --           --        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         operations..........      50     71      (60,524)       --
                              -------   ----    ---------        --
From capital
  transactions:
   Net premiums..............   1,679     --       29,341        --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      --     --      (11,378)       --
     Surrenders..............      --     --     (833,557)       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      --     --       (3,973)       --
     Capital
       contribution
       (withdrawal)..........      --     --           --        --
     Transfers (to) from
       the Guarantee
       Account...............       1    (71)      48,518        --
     Transfers (to) from
       other subaccounts.....      --     --    9,218,316        --
                              -------   ----    ---------        --
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   1,680    (71)   8,447,267        --
                              -------   ----    ---------        --
Increase (decrease) in
  net assets.................   1,730     --    8,386,743        --
Net assets at beginning
  of year....................      --     --           --        --
                              -------   ----    ---------        --
Net assets at end of
  period..................... $ 1,730     --    8,386,743        --
                              =======   ====    =========        ==
Changes in units (note
  5):
   Units purchased...........   1,712    920    1,068,478        --
   Units redeemed............  (1,594)  (920)    (203,810)       --
                              -------   ----    ---------        --
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     118     --      864,668        --
                              =======   ====    =========        ==

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       GE Investments Funds, Inc.
                              -----------------------------------------------------------------------------
                                  Global Income Fund            Income Fund        International Equity Fund
                              -------------------------  ------------------------  ------------------------
                               Period from
                               January 1,
                                 2005 to     Year ended   Year ended December 31,  Year ended December 31,
                               August 25,   December 31, ------------------------  ------------------------
                                  2005          2004         2005         2004        2005         2004
                              ------------  ------------ -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    (68,978)     689,177    3,900,198    4,323,331      72,881      150,403
   Net realized gain
     (loss) on
     investments.............      830,976      (13,481)  (1,794,602)  (1,267,226)  2,193,830   (1,164,596)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,500,068)     554,445   (1,584,089)  (1,765,333)  5,848,893    6,588,127
   Capital gain
     distributions...........           --           --       72,723    1,259,033          --           --
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........     (738,070)   1,230,141      594,230    2,549,805   8,115,604    5,573,934
                              ------------   ----------  -----------  -----------  ----------   ----------
From capital
  transactions:
   Net premiums..............       15,396       45,850    4,707,358   11,654,641      97,992       55,753
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (15,860)     (27,773)    (818,907)  (1,176,137)   (179,328)     (51,822)
     Surrenders..............     (909,547)  (1,767,168) (16,662,573) (20,489,404) (4,745,394)  (2,986,069)
     Cost of insurance
       and
       administrative
       expense (note 4a).....       (5,369)     (11,002)    (171,184)    (186,653)    (32,406)     (24,717)
     Capital
       contribution
       (withdrawal)..........   (7,223,709)          --           --           --          --           --
     Transfers (to) from
       the Guarantee
       Account...............        1,399      (95,944)    (252,127)  (1,388,492)     42,977      524,224
     Transfers (to) from
       other subaccounts.....   (7,000,827)     (35,764)  (5,891,467) (21,670,986)  5,004,760    5,885,171
                              ------------   ----------  -----------  -----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,138,517)  (1,891,801) (19,088,900) (33,257,031)    188,601    3,402,540
                              ------------   ----------  -----------  -----------  ----------   ----------
Increase (decrease) in
  net assets.................  (15,876,587)    (661,660) (18,494,670) (30,707,226)  8,304,205    8,976,474
Net assets at beginning
  of year....................   15,876,587   16,538,247  126,630,354  157,337,580  44,846,978   35,870,504
                              ------------   ----------  -----------  -----------  ----------   ----------
Net assets at end of
  period..................... $         --   15,876,587  108,135,684  126,630,354  53,151,183   44,846,978
                              ============   ==========  ===========  ===========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........       97,450      304,030    1,908,610    3,497,033   2,015,804    2,192,674
   Units redeemed............     (710,623)    (457,254)  (3,326,262)  (5,924,043) (1,940,626)  (1,872,185)
                              ------------   ----------  -----------  -----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (613,173)    (153,224)  (1,417,651)  (2,427,010)     75,179      320,489
                              ============   ==========  ===========  ===========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              ------------------------------------------------------------------------------
                                 Mid-Cap Equity Fund         Money Market Fund      Premier Growth Equity Fund
                              -------------------------  -------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,    Year ended December 31,
                              -------------------------  -------------------------  ------------------------
                                  2005          2004         2005         2004          2005          2004
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,768,607     (980,690)   3,475,936    (1,715,775)  (1,375,753)   (1,165,245)
   Net realized gain
     (loss) on
     investments.............    8,181,999    9,312,867           --            --    3,984,091     3,912,180
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    2,146,394      478,207           --            --   (3,255,476)    3,283,022
   Capital gain
     distributions...........    8,244,222   19,408,411           --            --           --            --
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   20,341,222   28,218,795    3,475,936    (1,715,775)    (647,138)    6,029,957
                              ------------  -----------  -----------  ------------  -----------   -----------
From capital
  transactions:
   Net premiums..............    5,614,014   12,090,035   32,548,128    54,100,738    5,016,664    12,629,194
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,279,233)  (1,801,581) (22,274,201)  (16,869,949)    (506,913)     (753,013)
     Surrenders..............  (24,537,116) (21,016,656) (87,907,351) (112,193,000) (11,509,679)  (13,361,642)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (311,253)    (286,333)    (351,786)     (442,044)    (192,096)     (185,315)
     Capital
       contribution
       (withdrawal)..........           --           --           --            --           --            --
     Transfers (to) from
       the Guarantee
       Account...............       10,427    1,769,516  (10,129,155)  (26,352,949)    (255,418)    1,328,705
     Transfers (to) from
       other subaccounts.....  (11,039,552)  (7,236,321)  55,936,622    (6,013,111) (11,138,407)  (10,873,946)
                              ------------  -----------  -----------  ------------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (31,542,713) (16,481,340) (32,177,743) (107,770,315) (18,585,849)  (11,216,017)
                              ------------  -----------  -----------  ------------  -----------   -----------
Increase (decrease) in
  net assets.................  (11,201,491)  11,737,455  (28,701,807) (109,486,090) (19,232,987)   (5,186,060)
Net assets at beginning
  of year....................  224,675,515  212,938,060  253,478,621   362,964,711  127,243,796   132,429,856
                              ------------  -----------  -----------  ------------  -----------   -----------
Net assets at end of
  period..................... $213,474,024  224,675,515  224,776,814   253,478,621  108,010,809   127,243,796
                              ============  ===========  ===========  ============  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    1,904,223    4,018,004   52,532,191    62,876,505    1,961,820     4,489,260
   Units redeemed............   (3,684,140)  (4,932,022) (54,687,115)  (72,139,803)  (3,874,226)   (5,871,609)
                              ------------  -----------  -----------  ------------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,779,917)    (914,018)  (2,154,924)   (9,263,298)  (1,912,406)   (1,382,349)
                              ============  ===========  ===========  ============  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  GE Investments Funds, Inc. (continued)
                              -------------------------------------------------------------------------------
                              Real Estate Securities Fund   S&P 500(R) Index Fund   Small-Cap Value Equity Fund
                              -------------------------   ------------------------  --------------------------
                               Year ended December 31,     Year ended December 31,   Year ended December 31,
                              -------------------------   ------------------------  --------------------------
                                  2005           2004         2005         2004         2005          2004
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  5,487,558     4,941,453       41,635      577,383     (525,768)    4,347,188
   Net realized gain
     (loss) on
     investments.............    6,352,201     5,629,540    9,585,042      161,362    4,032,491     4,983,828
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (8,565,373)    9,231,361    3,422,133   43,542,840    2,136,549        66,760
   Capital gain
     distributions...........    8,907,987     9,845,407           --           --    2,651,533     2,108,850
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,182,373    29,647,761   13,048,810   44,281,585    8,294,805    11,506,626
                              ------------   -----------  -----------  -----------  -----------   -----------
From capital
  transactions:
   Net premiums..............    6,819,800     8,395,843   14,729,298   25,883,934    8,889,059    11,637,789
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (752,455)     (846,153)  (4,390,966)  (5,704,950)    (655,816)     (243,452)
     Surrenders..............  (19,166,304)  (14,270,178) (72,359,265) (65,453,911)  (9,885,597)   (7,051,220)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (177,636)     (131,462)    (723,378)    (774,616)    (202,861)     (143,353)
     Capital
       contribution
       (withdrawal)..........           --            --           --           --           --            --
     Transfers (to) from
       the Guarantee
       Account...............      731,100     2,364,087      622,474    6,752,613    1,480,903     3,692,717
     Transfers (to) from
       other subaccounts.....   (2,823,978)   19,145,794  (26,971,699) (14,746,936)   1,643,669    14,417,994
                              ------------   -----------  -----------  -----------  -----------   -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,369,473)   14,657,931  (89,093,536) (54,043,866)   1,269,357    22,310,475
                              ------------   -----------  -----------  -----------  -----------   -----------
Increase (decrease) in
  net assets.................   (3,187,100)   44,305,692  (76,044,726)  (9,762,281)   9,564,162    33,817,101
Net assets at beginning
  of year....................  137,381,353    93,075,661  543,296,499  553,058,780  109,298,425    75,481,324
                              ------------   -----------  -----------  -----------  -----------   -----------
Net assets at end of
  period..................... $134,194,253   137,381,353  467,251,773  543,296,499  118,862,587   109,298,425
                              ============   ===========  ===========  ===========  ===========   ===========
Changes in units (note
  5):
   Units purchased...........    2,083,890     3,816,709    5,399,459   11,638,126    3,170,104     5,125,500
   Units redeemed............   (2,475,591)   (2,738,070) (10,012,752) (13,354,120)  (3,089,318)   (3,447,411)
                              ------------   -----------  -----------  -----------  -----------   -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (391,701)    1,078,639   (4,613,293)  (1,715,994)      80,786     1,678,089
                              ============   ===========  ===========  ===========  ===========   ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                 GE Investments Funds, Inc. (continued)
                              ---------------------------------------------------------------------------
                                  Total Return Fund          U.S. Equity Fund         Value Equity Fund
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,307,194      940,945     (412,847)    (219,057)   (132,030)    (93,453)
   Net realized gain
     (loss) on
     investments.............    7,405,497    3,411,934    2,022,714    1,357,242     929,134     631,327
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (3,291,503)  19,713,038     (898,856)   5,088,086     (90,551)  1,949,212
   Capital gain
     distributions...........   14,418,610    4,810,827           --           --     128,803          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   21,839,798   28,876,744      711,011    6,226,271     835,356   2,487,086
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  378,132,407  199,929,428    3,816,642    7,022,475   2,212,499   5,065,634
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (1,236,252)    (984,635)    (764,461)    (980,771)   (187,035)   (176,997)
     Surrenders..............  (47,263,640) (26,644,274)  (9,911,106)  (9,776,150) (2,831,246) (1,938,590)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (622,172)    (291,530)    (156,211)    (149,273)    (72,358)    (56,649)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   71,128,451   52,912,997      (24,115)   1,189,045     227,058     617,075
     Transfers (to) from
       other subaccounts.....    5,416,622   26,128,668   (5,972,782)  (5,153,999)   (508,052)    653,130
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  405,555,416  251,050,654  (13,012,033)  (7,848,673) (1,159,134)  4,163,603
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  427,395,214  279,927,398  (12,301,022)  (1,622,402)   (323,778)  6,650,689
Net assets at beginning
  of year....................  499,209,314  219,281,916  101,787,194  103,409,596  34,554,219  27,903,530
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $926,604,528  499,209,314   89,486,172  101,787,194  34,230,441  34,554,219
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   53,491,982   30,481,718    1,219,733    2,561,195     600,291   1,122,477
   Units redeemed............  (15,196,353)  (6,606,666)  (2,472,354)  (3,380,541)   (740,899)   (724,973)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   38,295,629   23,875,052   (1,252,621)    (819,346)   (140,608)    397,504
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                                                    Greenwich Street Series
                                       Goldman Sachs Variable Insurance Trust               Fund
                                 -------------------------------------------------  ----------------------
                                      Goldman Sachs             Goldman Sachs         Salomon Brothers
                                    Growth and Income           Mid Cap Value        Variable Aggressive
                                           Fund                     Fund            Growth Fund -- Class II
                                 -----------------------  ------------------------  ----------------------
                                 Year ended December 31,   Year ended December 31,  Year ended December 31,
                                 -----------------------  ------------------------  ----------------------
                                     2005        2004         2005         2004        2005        2004
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $    52,127     102,647    2,835,320    5,246,445   (109,332)    (66,476)
   Net realized gain
     (loss) on
     investments................   2,030,910   1,013,277   12,077,349   11,043,349    118,522      53,414
   Change in unrealized
     appreciation
     (depreciation) on
     investments................  (1,221,935)  3,241,395   (8,339,724)  10,142,800    599,012     308,717
   Capital gain
     distributions..............          --          --   14,787,489    9,752,987         --          --
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         operations.............     861,102   4,357,319   21,360,434   36,185,581    608,202     295,655
                                 -----------  ----------  -----------  -----------  ---------   ---------
From capital
  transactions:
   Net premiums.................      71,979      58,950    3,584,042      305,754  2,134,554   2,355,957
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (210,319)    (62,687)  (1,058,809)    (709,801)        --     (41,744)
     Surrenders.................  (6,037,715) (2,722,654) (29,444,134) (18,858,008)  (435,693)   (213,913)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (37,907)    (25,113)    (209,573)    (180,804)   (13,532)     (5,744)
     Capital
       contribution
       (withdrawal).............          --          --           --           --         --          --
     Transfers (to) from
       the Guarantee
       Account..................      99,467     366,245    1,076,021      459,415    139,753     326,687
     Transfers (to) from
       other subaccounts........   4,384,940  10,719,073   19,489,425   16,413,725    114,776     851,624
                                 -----------  ----------  -----------  -----------  ---------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,729,555)  8,333,814   (6,563,028)  (2,569,719) 1,939,858   3,272,867
                                 -----------  ----------  -----------  -----------  ---------   ---------
Increase (decrease) in
  net assets....................    (868,453) 12,691,133   14,797,406   33,615,862  2,548,060   3,568,522
Net assets at beginning
  of year.......................  34,995,499  22,304,366  191,656,121  158,040,259  5,898,441   2,329,919
                                 -----------  ----------  -----------  -----------  ---------   ---------
Net assets at end of
  period........................ $34,127,046  34,995,499  206,453,527  191,656,121  8,446,501   5,898,441
                                 ===========  ==========  ===========  ===========  =========   =========
Changes in units (note
  5):
   Units purchased..............   1,366,747   1,835,294    3,482,260    3,994,282    303,284     417,557
   Units redeemed...............  (1,541,025)   (951,568)  (3,535,689)  (4,243,688)  (139,550)   (152,993)
                                 -----------  ----------  -----------  -----------  ---------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (174,278)    883,726      (53,428)    (249,406)   163,734     264,564
                                 ===========  ==========  ===========  ===========  =========   =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                      Janus Aspen Series
                              -----------------------------------------------------------------
                                                                                    Core Equity
                                       Balanced                  Balanced          Portfolio --
                              Portfolio -- Institutional   Portfolio -- Service    Institutional
                                        Shares                    Shares              Shares
                              -------------------------  ------------------------  ------------
                                                                                    Year ended
                               Year ended December 31,    Year ended December 31,  December 31,
                              -------------------------  ------------------------  ------------
                                  2005          2004         2005         2004      2005   2004
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  2,262,177    2,490,727      625,062      810,148    (48)   (28)
   Net realized gain
     (loss) on
     investments.............    5,617,600      (33,278)   2,522,786    1,718,059     16      4
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    9,861,722   20,696,455    4,164,990    5,355,519  1,104    650
   Capital gain
     distributions...........           --           --           --           --     --     --
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         operations..........   17,741,499   23,153,904    7,312,838    7,883,726  1,072    626
                              ------------  -----------  -----------  -----------  -----  -----
From capital
  transactions:
   Net premiums..............      776,779      786,842   12,473,045   13,785,960    611     --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........   (4,084,195)  (4,709,927)    (616,085)  (1,281,317)    --     --
     Surrenders..............  (56,901,230) (50,307,835) (11,545,285)  (8,570,939)    --     --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (360,751)    (436,787)    (217,382)    (195,221)    --     --
     Capital
       contribution
       (withdrawal)..........           --           --           --           --     --     --
     Transfers (to) from
       the Guarantee
       Account...............     (940,751)  (3,684,775)     680,337    2,398,174     (1)    (1)
     Transfers (to) from
       other subaccounts.....  (16,349,775) (25,581,869)  (4,861,362)  (6,005,852) 1,641  2,646
                              ------------  -----------  -----------  -----------  -----  -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (77,859,923) (83,934,351)  (4,086,732)     130,805  2,251  2,645
                              ------------  -----------  -----------  -----------  -----  -----
Increase (decrease) in
  net assets.................  (60,118,424) (60,780,447)   3,226,106    8,014,531  3,323  3,271
Net assets at beginning
  of year....................  341,094,168  401,874,615  126,021,760  118,007,229  6,224  2,953
                              ------------  -----------  -----------  -----------  -----  -----
Net assets at end of
  period..................... $280,975,744  341,094,168  129,247,866  126,021,760  9,547  6,224
                              ============  ===========  ===========  ===========  =====  =====
Changes in units (note
  5):
   Units purchased...........    1,379,469    2,636,754    2,159,132    2,976,298    234    330
   Units redeemed............   (5,411,352)  (7,296,856)  (2,606,978)  (3,047,635)    (7)   (16)
                              ------------  -----------  -----------  -----------  -----  -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (4,031,883)  (4,660,102)    (447,847)     (71,337)   226    314
                              ============  ===========  ===========  ===========  =====  =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              ---------------------------------------------------------------------------
                              Flexible Bond Portfolio --    Forty Portfolio --       Forty Portfolio --
                                 Institutional Shares      Institutional Shares        Service Shares
                              -------------------------  ------------------------  ----------------------
                               Year ended December 31,    Year ended December 31,  Year ended December 31,
                              -------------------------  ------------------------  ----------------------
                                  2005          2004         2005         2004        2005        2004
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  1,752,122    2,469,989   (1,737,759)  (1,780,177)   (382,606)   (339,147)
   Net realized gain
     (loss) on
     investments.............     (968,930)      90,887    3,023,119   (6,349,657)  1,219,554     359,195
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (1,961,412)  (1,635,540)  12,958,072   29,954,685   1,774,124   3,387,633
   Capital gain
     distributions...........    1,418,830      495,170           --           --          --          --
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........      240,610    1,420,506   14,243,432   21,824,851   2,611,072   3,407,681
                              ------------  -----------  -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       72,417      117,385      380,912      266,224   1,404,697   2,324,630
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (889,018)    (430,458)    (766,788)    (949,881)    (99,516)   (146,911)
     Surrenders..............   (9,648,209) (10,291,640) (21,396,495) (16,668,793) (2,222,509) (1,543,127)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (51,618)     (72,013)    (194,721)    (203,516)    (39,597)    (28,661)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     (505,469)  (1,750,011)    (523,367)  (1,206,758)    148,184     417,012
     Transfers (to) from
       other subaccounts.....   (2,992,241) (10,711,430)  (8,201,836) (11,485,758)   (120,744) (1,768,903)
                              ------------  -----------  -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (14,014,138) (23,138,167) (30,702,295) (30,248,482)   (929,485)   (745,960)
                              ------------  -----------  -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  (13,773,528) (21,717,661) (16,458,863)  (8,423,631)  1,681,587   2,661,721
Net assets at beginning
  of year....................   54,713,233   76,430,894  149,722,435  158,146,066  24,597,623  21,935,902
                              ------------  -----------  -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $ 40,939,705   54,713,233  133,263,572  149,722,435  26,279,210  24,597,623
                              ============  ===========  ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........      498,668    1,239,943    1,551,169    1,624,620     690,504     665,652
   Units redeemed............   (1,371,945)  (2,718,785)  (3,502,093)  (3,758,674)   (836,131)   (864,878)
                              ------------  -----------  -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (873,278)  (1,478,842)  (1,950,924)  (2,134,054)   (145,627)   (199,226)
                              ============  ===========  ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   Global Life Sciences         Global Technology          International Growth
                                 Portfolio -- Service Shares Portfolio -- Service Shares Portfolio -- Institutional Shares
                                 --------------------------  --------------------------  --------------------------------
                                 Year ended December 31,     Year ended December 31,      Year ended December 31,
                                 --------------------------  --------------------------  --------------------------------
                                     2005          2004         2005          2004           2005             2004
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (246,508)     (248,277)    (195,001)     (297,054)      (246,019)        (511,235)
   Net realized gain
     (loss) on
     investments................   1,134,600       631,411      146,908      (770,771)     9,362,424        3,160,892
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     830,132     1,112,733    1,065,694       (19,532)    18,450,421       11,621,055
   Capital gain
     distributions..............          --            --           --            --             --               --
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         operations.............   1,718,224     1,495,867    1,017,601    (1,087,357)    27,566,826       14,270,712
                                  -----------   ----------    ----------    ----------     -----------      -----------
From capital
  transactions:
   Net premiums.................      67,570       136,569       84,250     1,053,178        176,598          264,144
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (57,126)     (123,892)     (24,490)      (94,173)      (367,909)        (459,653)
     Surrenders.................  (2,221,033)   (1,847,731)  (2,110,038)   (2,679,737)   (14,689,715)     (12,334,826)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (21,647)      (23,830)     (23,186)      (40,866)      (107,157)        (109,487)
     Capital
       contribution
       (withdrawal).............          --            --           --            --             --               --
     Transfers (to) from
       the Guarantee
       Account..................     (32,128)      139,625      (53,265)      140,492       (562,258)        (711,956)
     Transfers (to) from
       other subaccounts........     859,607       112,692   (1,728,524)   (4,239,576)    11,338,968       (1,286,553)
                                  -----------   ----------    ----------    ----------     -----------      -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (1,404,757)   (1,606,567)  (3,855,253)   (5,860,682)    (4,211,473)     (14,638,331)
                                  -----------   ----------    ----------    ----------     -----------      -----------
Increase (decrease) in
  net assets....................     313,467      (110,700)  (2,837,652)   (6,948,039)    23,355,353         (367,619)
Net assets at beginning
  of year.......................  15,232,849    15,343,549   15,926,196    22,874,235     96,151,544       96,519,163
                                  -----------   ----------    ----------    ----------     -----------      -----------
Net assets at end of
  period........................ $15,546,316    15,232,849   13,088,544    15,926,196    119,506,897       96,151,544
                                  ===========   ==========    ==========    ==========     ===========      ===========
Changes in units (note
  5):
   Units purchased..............   1,145,875     1,428,385    1,317,287     3,741,124      2,647,056        2,174,109
   Units redeemed...............  (1,277,107)   (1,655,044)  (2,468,978)   (5,679,312)    (2,807,972)      (3,114,255)
                                  -----------   ----------    ----------    ----------     -----------      -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (131,232)     (226,659)  (1,151,692)   (1,938,188)      (160,915)        (940,146)
                                  ===========   ==========    ==========    ==========     ===========      ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                       Janus Aspen Series (continued)
                                 ----------------------------------------------------------------------------------------
                                   International Growth          Large Cap Growth                 Large Cap Growth
                                 Portfolio -- Service Shares Portfolio -- Institutional Shares Portfolio -- Service Shares
                                 --------------------------  --------------------------------  --------------------------
                                 Year ended December 31,      Year ended December 31,          Year ended December 31,
                                 --------------------------  --------------------------------  --------------------------
                                     2005          2004          2005             2004            2005          2004
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (121,420)     (167,699)   (1,881,583)      (2,753,711)       (208,164)     (279,819)
   Net realized gain
     (loss) on
     investments................   1,742,166     1,719,974    (5,014,704)     (12,034,080)        109,627      (428,340)
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   4,789,701     2,268,702    10,507,382       19,403,215         390,083       940,240
   Capital gain
     distributions..............          --            --            --               --              --            --
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         operations.............   6,410,447     3,820,977     3,611,095        4,615,424         291,546       232,081
                                  -----------   ----------     -----------      -----------     ----------    ----------
From capital
  transactions:
   Net premiums.................      22,667     4,417,991       609,901          204,723         106,486       100,237
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............     (26,329)     (532,454)   (1,233,977)      (1,578,531)       (103,737)     (208,483)
     Surrenders.................  (1,460,279)   (1,528,153)  (27,672,159)     (27,831,504)     (1,320,783)   (1,856,620)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (47,297)      (35,563)     (222,709)        (301,333)        (18,094)      (21,702)
     Capital
       contribution
       (withdrawal).............          --            --            --               --              --            --
     Transfers (to) from
       the Guarantee
       Account..................     (58,005)      391,916    (1,233,334)      (1,919,992)         14,830        70,800
     Transfers (to) from
       other subaccounts........  (4,232,442)   (3,411,847)  (14,276,457)     (20,314,959)     (1,728,348)   (1,589,141)
                                  -----------   ----------     -----------      -----------     ----------    ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (5,801,685)     (698,110)  (44,028,735)     (51,741,596)     (3,049,646)   (3,504,909)
                                  -----------   ----------     -----------      -----------     ----------    ----------
Increase (decrease) in
  net assets....................     608,762     3,122,867   (40,417,640)     (47,126,172)     (2,758,100)   (3,272,828)
Net assets at beginning
  of year.......................  25,980,241    22,857,374   196,578,288      243,704,460      16,511,481    19,784,309
                                  -----------   ----------     -----------      -----------     ----------    ----------
Net assets at end of
  period........................ $26,589,003    25,980,241   156,160,648      196,578,288      13,753,381    16,511,481
                                  ===========   ==========     ===========      ===========     ==========    ==========
Changes in units (note
  5):
   Units purchased..............     259,837     6,441,537       996,476        1,865,936         157,150       601,773
   Units redeemed...............    (923,281)   (6,723,620)   (3,941,561)      (5,474,276)       (647,422)   (1,223,314)
                                  -----------   ----------     -----------      -----------     ----------    ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (663,444)     (282,083)   (2,945,085)      (3,608,340)       (490,272)     (621,541)
                                  ===========   ==========     ===========      ===========     ==========    ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     Janus Aspen Series (continued)
                              -----------------------------------------------------------------------------------
                              Mid Cap Growth Portfolio -- Mid Cap Growth Portfolio -- Worldwide Growth Portfolio --
                                 Institutional Shares         Service Shares            Institutional Shares
                              -------------------------   --------------------------  ----------------------------
                               Year ended December 31,    Year ended December 31,      Year ended December 31,
                              -------------------------   --------------------------  ----------------------------
                                  2005           2004        2005          2004           2005           2004
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,798,909)   (1,918,946)   (221,242)     (216,681)      (174,482)    (1,129,141)
   Net realized gain
     (loss) on
     investments.............   (5,982,011)  (17,151,565)    544,446       135,723     (9,988,420)   (18,838,312)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   19,964,655    41,941,739     926,883     2,452,204     17,085,523     26,250,152
   Capital gain
     distributions...........           --            --          --            --             --             --
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         operations..........   12,183,735    22,871,228   1,250,087     2,371,246      6,922,621      6,282,699
                              ------------   -----------   ----------    ----------    -----------    -----------
From capital
  transactions:
   Net premiums..............      497,747       265,500      68,696       225,828        593,119        523,775
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (785,887)     (812,799)    (65,470)      (85,377)    (1,838,598)    (1,885,350)
     Surrenders..............  (17,425,631)  (15,079,428) (1,068,804)     (930,722)   (34,384,685)   (38,370,706)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (173,797)     (196,960)    (20,192)      (18,871)      (235,385)      (320,119)
     Capital
       contribution
       (withdrawal)..........           --            --          --            --             --             --
     Transfers (to) from
       the Guarantee
       Account...............     (437,445)     (234,813)    (23,846)      197,738     (1,144,889)    (1,917,954)
     Transfers (to) from
       other subaccounts.....   (8,308,966)  (10,221,557) (1,645,419)      232,832    (15,947,430)   (22,243,255)
                              ------------   -----------   ----------    ----------    -----------    -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (26,633,979)  (26,280,057) (2,755,035)     (378,572)   (52,957,868)   (64,213,609)
                              ------------   -----------   ----------    ----------    -----------    -----------
Increase (decrease) in
  net assets.................  (14,450,244)   (3,408,829) (1,504,948)    1,992,674    (46,035,247)   (57,930,910)
Net assets at beginning
  of year....................  136,586,283   139,995,112  15,550,390    13,557,716    225,695,767    283,626,677
                              ------------   -----------   ----------    ----------    -----------    -----------
Net assets at end of
  period..................... $122,136,039   136,586,283  14,045,442    15,550,390    179,660,520    225,695,767
                              ============   ===========   ==========    ==========    ===========    ===========
Changes in units (note
  5):
   Units purchased...........      762,336     1,381,995     669,193       809,695        825,648      1,518,160
   Units redeemed............   (2,384,596)   (3,188,666) (1,216,182)     (926,663)    (3,457,735)    (4,845,916)
                              ------------   -----------   ----------    ----------    -----------    -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   (1,622,260)   (1,806,671)   (546,989)     (116,968)    (2,632,088)    (3,327,756)
                              ============   ===========   ==========    ==========    ===========    ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Janus Aspen Series (continued)   J.P. Morgan Series Trust II
                              -----------------------------  -------------------------------
                                  Worldwide Growth                             International
                              Portfolio -- Service Shares     Bond Portfolio  Equity Portfolio
                              -----------------------------  ---------------  --------------
                                                                Year ended      Year ended
                              Year ended December 31,          December 31,    December 31,
                              -----------------------------  ---------------  --------------
                                  2005           2004          2005    2004    2005     2004
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (69,526)      (150,931)      2,351   1,540    (235)      (4)
   Net realized gain
     (loss) on
     investments.............      16,935         68,401        (869)    (68)      6      134
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     700,384        518,585        (184)   (724)  3,015      (11)
   Capital gain
     distributions...........          --             --          68     443      --       --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         operations..........     647,793        436,055       1,366   1,191   2,786      119
                               -----------     ----------    -------  ------  ------   ------
From capital
  transactions:
   Net premiums..............     354,202        202,036      87,489  16,806  58,380    6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (130,432)      (268,159)         --      --      --       --
     Surrenders..............  (1,359,811)    (1,756,349)    (14,327)     --      --       --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (20,186)       (24,595)       (184)    (96)     (1)      (1)
     Capital
       contribution
       (withdrawal)..........          --             --          --      --      --       --
     Transfers (to) from
       the Guarantee
       Account...............      (2,739)        84,946      25,826   1,727  (6,180)     (11)
     Transfers (to) from
       other subaccounts.....  (1,633,203)    (1,733,738)      3,171      --  (6,067)      --
                               -----------     ----------    -------  ------  ------   ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,792,169)    (3,495,859)    101,975  18,437  46,132    5,988
                               -----------     ----------    -------  ------  ------   ------
Increase (decrease) in
  net assets.................  (2,144,376)    (3,059,804)    103,341  19,628  48,918    6,107
Net assets at beginning
  of year....................  20,557,005     23,616,809      51,387  31,759   6,412      305
                               -----------     ----------    -------  ------  ------   ------
Net assets at end of
  period..................... $18,412,629     20,557,005     154,728  51,387  55,330    6,412
                               ===========     ==========    =======  ======  ======   ======
Changes in units (note
  5):
   Units purchased...........     356,751        605,068      10,693   1,878   5,485    2,172
   Units redeemed............    (835,023)    (1,224,314)       (764)    (65) (1,019)  (1,769)
                               -----------     ----------    -------  ------  ------   ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract
     owners during the
     years or lesser
     period ended
     December 31, 2005
     and 2004................    (478,272)      (619,246)      9,928   1,813   4,466      403
                               ===========     ==========    =======  ======  ======   ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 J.P. Morgan Series Trust II (continued)
                              ----------------------------------------------
                                   Mid Cap          Small      U.S. Large Cap
                                    Value          Company      Core Equity
                                  Portfolio       Portfolio      Portfolio
                              ----------------  -------------  -------------
                                 Year ended       Year ended    Year ended
                                December 31,     December 31,  December 31,
                              ----------------  -------------  -------------
                                2005     2004    2005    2004   2005    2004
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (246)   (158)    (76)   (19)     (6)     --
   Net realized gain
     (loss) on
     investments.............    2,271   6,268     (22)     4     (71)     --
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    1,524  (2,373)    384    312      91      --
   Capital gain
     distributions...........      154      23     326     --      --      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         operations..........    3,703   3,760     612    297      14      --
                              --------  ------  ------  -----  ------   -----
From capital
  transactions:
   Net premiums..............   41,320  23,965  13,509  7,206   1,923   6,000
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........       --      --      --     --      --      --
     Surrenders..............  (16,576)     --      --     --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (32)    (25)    (16)   (16)     --      --
     Capital
       contribution
       (withdrawal)..........       --      --      --     --      --      --
     Transfers (to) from
       the Guarantee
       Account...............   12,011    (439) (2,490)    92  (5,237)     --
     Transfers (to) from
       other subaccounts.....      672    (189)    116     --      23      --
                              --------  ------  ------  -----  ------   -----
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............   37,395  23,312  11,119  7,282  (3,291)  6,000
                              --------  ------  ------  -----  ------   -----
Increase (decrease) in
  net assets.................   41,098  27,072  11,731  7,579  (3,277)  6,000
Net assets at beginning
  of year....................   43,781  16,709   7,579     --   6,000      --
                              --------  ------  ------  -----  ------   -----
Net assets at end of
  period..................... $ 84,879  43,781  19,310  7,579   2,723   6,000
                              ========  ======  ======  =====  ======   =====
Changes in units (note
  5):
   Units purchased...........    6,985   6,431   1,356    469     365     449
   Units redeemed............   (3,640) (4,886)   (678)    (1)   (605)     --
                              --------  ------  ------  -----  ------   -----
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    3,345   1,545     679    468    (240)    449
                              ========  ======  ======  =====  ======   =====

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                     MFS(R) Variable Insurance Trust
                                 -----------------------------------------------------------------------
                                          MFS(R)
                                        Investors                 MFS(R)                  MFS(R)
                                       Growth Stock           Investors Trust          New Discovery
                                    Series -- Service        Series -- Service       Series -- Service
                                       Class Shares            Class Shares            Class Shares
                                 -----------------------  ----------------------  ----------------------
                                 Year ended December 31,  Year ended December 31, Year ended December 31,
                                 -----------------------  ----------------------  ----------------------
                                     2005        2004        2005        2004        2005        2004
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  (354,101)   (399,687)   (268,926)   (236,244)   (575,548)   (679,289)
   Net realized gain
     (loss) on
     investments................     342,090     (10,388)    589,479     215,751   1,018,671   1,128,909
   Change in unrealized
     appreciation
     (depreciation) on
     investments................     599,770   2,224,980     817,854   1,918,019     580,314     980,456
   Capital gain
     distributions..............          --          --          --          --          --          --
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............     587,759   1,814,905   1,138,407   1,897,526   1,023,437   1,430,076
                                 -----------  ----------  ----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums.................   1,467,140   3,341,140   1,222,572   1,821,423   2,582,377   4,503,571
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............    (295,057)   (232,027)   (175,333)   (232,008)    (42,418)   (453,532)
     Surrenders.................  (1,793,175) (2,005,156) (1,247,758) (1,460,433) (3,206,295) (4,109,768)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (44,244)    (38,159)    (38,762)    (34,461)    (62,740)    (74,082)
     Capital
       contribution
       (withdrawal).............          --          --          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account..................     114,268     484,361      87,398     561,572     (24,711)    912,172
     Transfers (to) from
       other subaccounts........  (1,579,563) (2,355,808) (1,319,346)   (840,113) (4,466,665) (8,320,907)
                                 -----------  ----------  ----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (2,130,631)   (805,649) (1,471,229)   (184,020) (5,220,452) (7,542,546)
                                 -----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
  net assets....................  (1,542,872)  1,009,256    (332,822)  1,713,506  (4,197,015) (6,112,470)
Net assets at beginning
  of year.......................  27,008,344  25,999,088  22,287,651  20,574,145  42,080,723  48,193,193
                                 -----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
  period........................ $25,465,472  27,008,344  21,954,829  22,287,651  37,883,708  42,080,723
                                 ===========  ==========  ==========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased..............     417,153     937,192     278,398     477,097     916,295   2,463,195
   Units redeemed...............    (809,067) (1,277,708)   (475,249)   (552,825) (1,579,908) (3,542,529)
                                 -----------  ----------  ----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................    (391,914)   (340,516)   (196,850)    (75,728)   (663,613) (1,079,334)
                                 ===========  ==========  ==========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                         MFS(R) Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     MFS(R)                 MFS(R)                    MFS(R)
                                Strategic Income         Total Return                Utilities
                                Series -- Service      Series -- Service         Series -- Service
                                  Class Shares           Class Shares              Class Shares
                              ----------------------- ----------------------  ----------------------
                              Year ended December 31, Year ended December 31, Year ended December 31,
                              ----------------------- ----------------------  ----------------------
                                 2005        2004        2005        2004        2005        2004
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $       (3)         --     (96,299)        3      (462,114)   (101,673)
   Net realized gain
     (loss) on
     investments.............          2          --      14,843        80     4,438,600   1,510,137
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         22          --     190,993     2,576     2,309,286   6,923,010
   Capital gain
     distributions...........         --          --       1,043        --            --          --
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........         21          --     110,580     2,659     6,285,772   8,331,474
                              ----------   ---------   ----------    ------   ----------  ----------
From capital
  transactions:
   Net premiums..............         --          --  17,569,109     1,206     4,362,913   3,391,900
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --          --        --      (302,166)   (283,401)
     Surrenders..............       (283)         --    (394,278)       --    (3,695,859) (2,714,188)
     Cost of insurance
       and
       administrative
       expense (note 4a).....         --          --        (963)      (81)      (85,687)    (47,330)
     Capital
       contribution
       (withdrawal)..........         --          --          --        --            --          --
     Transfers (to) from
       the Guarantee
       Account...............      3,483          --     477,795        77       972,846     647,529
     Transfers (to) from
       other subaccounts.....        120          --   2,703,626       (21)     (253,677)  2,036,063
                              ----------   ---------   ----------    ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............      3,320          --  20,355,289     1,181       998,370   3,030,573
                              ----------   ---------   ----------    ------   ----------  ----------
Increase (decrease) in
  net assets.................      3,341          --  20,465,869     3,840     7,284,142  11,362,047
Net assets at beginning
  of year....................         --          --      31,199    27,359    38,784,968  27,422,921
                              ----------   ---------   ----------    ------   ----------  ----------
Net assets at end of
  period..................... $    3,341          --  20,497,068    31,199    46,069,110  38,784,968
                              ==========   =========   ==========    ======   ==========  ==========
Changes in units (note
  5):
   Units purchased...........        328          --   2,191,126       116     1,896,606   2,063,558
   Units redeemed............        (26)         --    (274,357)      (11)   (1,823,088) (1,789,134)
                              ----------   ---------   ----------    ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................        302          --   1,916,769       105        73,519     274,424
                              ==========   =========   ==========    ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Nations Separate Account Trust
                              -----------------------------------------------
                                                           Nations Marsico
                                  Nations Marsico           International
                                  Growth Portfolio     Opportunities Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (675,527)   (389,917)   (258,540)   (206,120)
   Net realized gain
     (loss) on
     investments.............   1,762,433     501,022   2,012,858     730,355
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   1,832,949   3,371,401   6,047,141   2,982,227
   Capital gain
     distributions...........          --          --     482,368      52,035
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,919,855   3,482,506   8,283,827   3,558,497
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  10,983,250  11,972,993  12,871,395  12,291,217
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (54,517)   (102,427)    (90,525)   (215,781)
     Surrenders..............  (1,802,997)   (969,326) (2,159,340) (1,083,203)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (101,348)    (49,522)    (92,511)    (32,687)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,261,997   2,606,719   1,836,168   2,425,867
     Transfers (to) from
       other subaccounts.....   3,169,372   2,764,073     141,453   8,846,168
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  14,455,757  16,222,510  12,506,640  22,231,581
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,375,612  19,705,016  20,790,467  25,790,078
Net assets at beginning
  of year....................  35,195,603  15,490,587  34,520,077   8,729,999
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $52,571,215  35,195,603  55,310,544  34,520,077
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   2,555,571   2,311,759   2,643,215   3,033,124
   Units redeemed............  (1,466,867)   (972,084) (1,735,572) (1,363,223)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,088,704   1,339,675     907,643   1,669,901
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Old Mutual Insurance company, Inc.
                              -----------------------------------------------
                                     Old Mutual              Old Mutual
                                     Growth II            Large Cap Growth
                                     Portfolio                Portfolio
                              -----------------------  ----------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ----------------------
                                  2005        2004        2005        2004
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (133,948)   (170,549)   (195,427)   (254,453)
   Net realized gain
     (loss) on
     investments.............     169,478    (118,187)     77,732    (381,930)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     792,514     760,934     339,203   1,841,615
   Capital gain
     distributions...........          --          --          --          --
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     828,044     472,198     221,508   1,205,232
                              -----------  ----------  ----------  ----------
From capital
  transactions:
   Net premiums..............       1,534      38,069       2,635      16,934
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (156,277)    (42,584)    (59,562)   (187,498)
     Surrenders..............  (1,283,053) (1,899,271) (2,928,300) (3,071,025)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,346)    (20,192)    (19,293)    (27,231)
     Capital
       contribution
       (withdrawal)..........          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............    (164,270)   (414,555)   (124,333)       (620)
     Transfers (to) from
       other subaccounts.....    (758,686) (1,553,717)   (964,914)   (977,370)
                              -----------  ----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (2,375,098) (3,892,250) (4,093,767) (4,246,810)
                              -----------  ----------  ----------  ----------
Increase (decrease) in
  net assets.................  (1,547,054) (3,420,052) (3,872,259) (3,041,578)
Net assets at beginning
  of year....................  11,017,867  14,437,919  17,008,576  20,050,154
                              -----------  ----------  ----------  ----------
Net assets at end of
  period..................... $ 9,470,813  11,017,867  13,136,317  17,008,576
                              ===========  ==========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........     313,601     421,381     163,543     294,679
   Units redeemed............    (563,419)   (856,117)   (424,279)   (571,390)
                              -----------  ----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (249,818)   (434,736)   (260,737)   (276,711)
                              ===========  ==========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  Oppenheimer Variable Account Funds
                              ---------------------------------------------------------------------------
                                     Oppenheimer         Oppenheimer Aggressive         Oppenheimer
                                  Aggressive Growth          Growth Fund/                Balanced
                                       Fund/VA           VA -- Service Shares             Fund/VA
                              -------------------------  ----------------------  ------------------------
                               Year ended December 31,   Year ended December 31,  Year ended December 31,
                              -------------------------  ----------------------  ------------------------
                                  2005          2004        2005        2004         2005         2004
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ (1,316,663)  (1,419,315)   (88,029)    (61,847)      308,955     (290,902)
   Net realized gain
     (loss) on
     investments.............      296,370   (5,323,519)   298,898     115,684     2,555,057    1,616,659
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   10,576,505   23,748,494    318,085     629,593    (3,926,621)   5,166,701
   Capital gain
     distributions...........           --           --         --          --     2,780,084           --
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........    9,556,212   17,005,660    528,954     683,430     1,717,475    6,492,458
                              ------------  -----------  ---------   ---------   -----------  -----------
From capital
  transactions:
   Net premiums..............      263,302       86,822    630,997   1,258,379       124,075      138,698
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (745,354)    (642,781)   (42,672)    (42,359)   (1,250,787)    (638,372)
     Surrenders..............  (14,601,139) (15,734,391)  (958,724)   (351,731)  (13,275,088) (12,139,595)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (103,342)    (127,568)   (12,170)     (7,526)      (83,401)     (84,433)
     Capital
       contribution
       (withdrawal)..........           --           --         --          --            --           --
     Transfers (to) from
       the Guarantee
       Account...............     (317,480)     (22,333)    19,446     259,356       340,936       84,573
     Transfers (to) from
       other subaccounts.....   (3,388,724)  (5,513,482)   438,818   1,161,165     2,830,446    9,887,898
                              ------------  -----------  ---------   ---------   -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (18,892,737) (21,953,733)    75,695   2,277,284   (11,313,819)  (2,751,231)
                              ------------  -----------  ---------   ---------   -----------  -----------
Increase (decrease) in
  net assets.................   (9,336,525)  (4,948,073)   604,649   2,960,714    (9,596,344)   3,741,227
Net assets at beginning
  of year....................  103,435,057  108,383,130  5,612,014   2,651,300    81,204,655   77,463,428
                              ------------  -----------  ---------   ---------   -----------  -----------
Net assets at end of
  period..................... $ 94,098,532  103,435,057  6,216,663   5,612,014    71,608,311   81,204,655
                              ============  ===========  =========   =========   ===========  ===========
Changes in units (note
  5):
   Units purchased...........      428,389      632,070    224,161     380,933       991,719    1,075,230
   Units redeemed............   (1,114,360)  (1,433,475)  (221,681)   (202,630)   (1,376,413)  (1,018,468)
                              ------------  -----------  ---------   ---------   -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (685,971)    (801,405)     2,480     178,303      (384,693)      56,762
                              ============  ===========  =========   =========   ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            Oppenheimer Variable Account Funds (continued)
                              --------------------------------------------------------------------------
                                     Oppenheimer           Oppenheimer Capital      Oppenheimer Capital
                                 Balanced Fund/VA --          Appreciation        Appreciation Fund/VA --
                                   Service Shares                Fund/VA              Service Shares
                              ------------------------  ------------------------  ----------------------
                                           Period from
                                            April 30,
                               Year ended    2004 to     Year ended December 31,  Year ended December 31,
                              December 31, December 31, ------------------------  ----------------------
                                  2005         2004         2005         2004        2005        2004
                              ------------ ------------ -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $   (93,896)    (34,514)     (645,810)  (1,944,758)   (111,438)   (139,874)
   Net realized gain
     (loss) on
     investments.............      30,210      14,024     3,162,593    1,203,001     327,199     174,624
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............      (3,339)    557,213     1,890,648    9,727,639     225,502     605,023
   Capital gain
     distributions...........     470,942          --            --           --          --          --
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations..........     403,917     536,723     4,407,431    8,985,882     441,263     639,773
                              -----------   ---------   -----------  -----------  ----------  ----------
From capital
  transactions:
   Net premiums..............  12,370,137   4,937,774       266,531      651,660   2,231,282   4,073,409
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........      (1,785)         --    (1,434,458)  (1,646,758)    (45,564)    (19,121)
     Surrenders..............    (726,899)    (33,819)  (26,554,446) (24,485,138) (1,166,329)   (555,586)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (19,018)     (1,085)     (166,464)    (212,857)    (34,788)    (21,145)
     Capital
       contribution
       (withdrawal)..........          --          --            --           --          --          --
     Transfers (to) from
       the Guarantee
       Account...............     872,991     106,053    (1,073,900)     (92,196)    136,829     663,340
     Transfers (to) from
       other subaccounts.....   4,559,693   3,833,505    (9,690,882)  (1,830,751)   (684,546)  1,908,358
                              -----------   ---------   -----------  -----------  ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  17,055,119   8,842,428   (38,653,619) (27,616,040)    436,884   6,049,255
                              -----------   ---------   -----------  -----------  ----------  ----------
Increase (decrease) in
  net assets.................  17,459,036   9,379,151   (34,246,188) (18,630,158)    878,147   6,689,028
Net assets at beginning
  of year....................   9,379,151          --   171,409,755  190,039,913  13,465,307   6,776,279
                              -----------   ---------   -----------  -----------  ----------  ----------
Net assets at end of
  period..................... $26,838,187   9,379,151   137,163,567  171,409,755  14,343,454  13,465,307
                              ===========   =========   ===========  ===========  ==========  ==========
Changes in units (note
  5):
   Units purchased...........   1,971,731     914,555       756,272    1,654,058     494,977     834,669
   Units redeemed............    (395,379)    (56,266)   (2,217,198)  (2,417,838)   (463,057)   (332,657)
                              -----------   ---------   -----------  -----------  ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,576,352     858,289    (1,460,926)    (763,780)     31,920     502,012
                              ===========   =========   ===========  ===========  ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                              Oppenheimer Variable Account Funds (continued)
                              -----------------------------------------------------------------------------
                                     Oppenheimer            Oppenheimer Global         Oppenheimer High
                                      Core Bond            Securities Fund/VA --            Income
                                       Fund/VA                Service Shares                Fund/VA
                              -------------------------  ------------------------  ------------------------
                               Year ended December 31,    Year ended December 31,   Year ended December 31,
                              -------------------------  ------------------------  ------------------------
                                  2005          2004         2005         2004         2005         2004
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  3,034,631    3,257,789     (724,970)    (373,890)   4,269,315    5,338,715
   Net realized gain
     (loss) on
     investments.............      (40,778)     246,997    8,213,019    4,042,632   (1,283,789)  (1,427,269)
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............   (2,131,497)     (42,183)   4,864,493   10,271,107   (2,421,910)   2,793,471
   Capital gain
     distributions...........           --           --           --           --           --           --
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........      862,356    3,462,603   12,352,542   13,939,849      563,616    6,704,917
                              ------------  -----------  -----------  -----------  -----------  -----------
From capital
  transactions:
   Net premiums..............      127,347       96,681   11,400,234   12,939,658      204,669      204,683
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (881,547)  (1,383,713)    (495,461)    (456,952)  (1,311,522)  (1,658,565)
     Surrenders..............  (15,689,547) (15,720,005)  (5,464,532)  (5,353,027) (15,354,071) (17,861,103)
     Cost of insurance
       and
       administrative
       expense (note 4a).....      (85,593)    (105,875)    (194,249)    (131,081)     (75,138)    (105,111)
     Capital
       contribution
       (withdrawal)..........           --           --           --           --           --           --
     Transfers (to) from
       the Guarantee
       Account...............     (197,401)  (1,772,830)   1,991,142    1,887,908     (840,563)    (571,186)
     Transfers (to) from
       other subaccounts.....    1,381,471   (6,126,189)  (4,482,431)  10,965,469   (2,627,201) (11,234,444)
                              ------------  -----------  -----------  -----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (15,345,270) (25,011,931)   2,754,703   19,851,975  (20,003,826) (31,225,726)
                              ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
  net assets.................  (14,482,914) (21,549,328)  15,107,245   33,791,824  (19,440,210) (24,520,809)
Net assets at beginning
  of year....................   83,598,894  105,148,222  103,299,622   69,507,798   89,888,750  114,409,559
                              ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
  period..................... $ 69,115,980   83,598,894  118,406,867  103,299,622   70,448,540   89,888,750
                              ============  ===========  ===========  ===========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........      824,729    1,009,881    4,027,286    4,459,070      790,430    1,844,187
   Units redeemed............   (1,528,149)  (2,239,302)  (4,020,088)  (2,651,932)  (1,542,544)  (3,346,701)
                              ------------  -----------  -----------  -----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................     (703,419)  (1,229,421)       7,198    1,807,138     (752,114)  (1,502,514)
                              ============  ===========  ===========  ===========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               Oppenheimer Variable Account Funds (continued)
                              -------------------------------------------------
                                    Oppenheimer        Oppenheimer Main Street
                               Main Street Fund/VA --         Small Cap
                                   Service Shares      Fund/VA -- Service Shares
                              -----------------------  ------------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ------------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (204,815)   (480,777)   (395,794)    (248,987)
   Net realized gain
     (loss) on
     investments.............   1,458,829   1,128,440   1,146,878      482,893
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     988,795   3,473,483     612,287    2,858,878
   Capital gain
     distributions...........          --          --     639,788           --
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         operations..........   2,242,809   4,121,146   2,003,159    3,092,784
                              -----------  ----------  ----------   ----------
From capital
  transactions:
   Net premiums..............   2,469,447   5,780,847   6,732,669    7,666,157
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (240,176) (1,047,878)    (68,799)     (83,768)
     Surrenders..............  (4,375,024) (3,297,804) (1,010,447)    (769,273)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (105,868)    (94,716)    (59,307)     (28,130)
     Capital
       contribution
       (withdrawal)..........          --          --          --           --
     Transfers (to) from
       the Guarantee
       Account...............     508,756     969,916     446,398      997,648
     Transfers (to) from
       other subaccounts.....  (2,123,973)   (334,779) (2,066,383)   5,159,551
                              -----------  ----------  ----------   ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,866,838)  1,975,586   3,974,131   12,942,185
                              -----------  ----------  ----------   ----------
Increase (decrease) in
  net assets.................  (1,624,029)  6,096,732   5,977,290   16,034,969
Net assets at beginning
  of year....................  58,647,827  52,551,095  24,652,594    8,617,625
                              -----------  ----------  ----------   ----------
Net assets at end of
  period..................... $57,023,798  58,647,827  30,629,884   24,652,594
                              ===========  ==========  ==========   ==========
Changes in units (note
  5):
   Units purchased...........     678,599   1,550,711   1,091,888    1,735,484
   Units redeemed............  (1,167,491) (1,452,934)   (830,972)    (805,289)
                              -----------  ----------  ----------   ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (488,892)     97,777     260,916      930,195
                              ===========  ==========  ==========   ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                                  PIMCO Variable Insurance Trust
                              ---------------------------------------------------------------------
                                                   Foreign Bond Portfolio         High Yield
                                   All Asset       (U.S. Dollar Hedged) --       Portfolio --
                              Portfolio -- Advisor     Administrative           Administrative
                                  Class Shares          Class Shares             Class Shares
                              -------------------- ----------------------  ------------------------
                                  Period from
                               April 29, 2005 to   Year ended December 31,  Year ended December 31,
                                  December 31,     ----------------------  ------------------------
                                      2005            2005        2004         2005         2004
                              -------------------- ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)...............      $  117,037         197,340     173,279    4,791,650    4,656,375
   Net realized gain
     (loss) on
     investments.............            (450)        100,903      19,116    1,504,090    1,329,609
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............         (65,617)        125,228      90,885   (4,049,039)     554,894
   Capital gain
     distributions...........          11,715              --     111,556           --           --
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........          62,685         423,471     394,836    2,246,701    6,540,878
                                   ----------      ----------  ----------  -----------  -----------
From capital
  transactions:
   Net premiums..............       1,264,723         240,848     135,525    9,295,785   15,859,281
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........              --         (89,488)    (43,715)    (449,519)    (702,049)
     Surrenders..............         (71,569)       (900,615)   (974,389)  (6,711,266)  (5,905,791)
     Cost of insurance
       and
       administrative
       expense (note 4a).....          (3,726)        (17,771)    (16,696)    (183,068)    (156,053)
     Capital contribution....              --              --          --           --           --
     Transfers (to) from
       the Guarantee
       Account...............         544,758          87,516     310,937      526,286    3,428,581
     Transfers (to) from
       other subaccounts.....       4,636,506       1,236,120    (468,465)  (9,632,267)  (5,661,142)
                                   ----------      ----------  ----------  -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............       6,370,692         556,610  (1,056,803)  (7,154,049)   6,862,827
                                   ----------      ----------  ----------  -----------  -----------
Increase (decrease) in
  net assets.................       6,433,377         980,081    (661,967)  (4,907,348)  13,403,705
Net assets at beginning
  of year....................              --      10,642,477  11,304,444  103,508,667   90,104,962
                                   ----------      ----------  ----------  -----------  -----------
Net assets at end of
  period.....................      $6,433,377      11,622,558  10,642,477   98,601,319  103,508,667
                                   ==========      ==========  ==========  ===========  ===========
Changes in units (note
  5):
   Units purchased...........         644,898         386,914     188,552    2,888,564    4,168,437
   Units redeemed............         (26,805)       (338,987)   (279,121)  (3,422,201)  (3,610,929)
                                   ----------      ----------  ----------  -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................         618,093          47,928     (90,569)    (533,637)     557,508
                                   ==========      ==========  ==========  ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                            PIMCO Variable Insurance Trust (continued)
                              ----------------------------------------------------------------------
                                     Long-Term
                                  U.S. Government              Low                Total Return
                                    Portfolio --             Duration             Portfolio --
                                   Administrative      Portfolio -- Advisor      Administrative
                                    Class Shares           Class Shares           Class Shares
                              -----------------------  -------------------- ------------------------
                                                           Period from
                                                            April 29,
                              Year ended December 31,        2005 to         Year ended December 31,
                              -----------------------      December 31,     ------------------------
                                  2005        2004             2005             2005         2004
                              -----------  ----------  -------------------- -----------  -----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $ 1,742,841   1,784,468          74,771         7,969,916    2,545,614
   Net realized gain
     (loss) on
     investments.............     364,762     379,401          (8,601)          980,841    1,435,932
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (1,334,646)    436,797         (56,195)       (8,448,434)   1,457,881
   Capital gain
     distributions...........   1,194,449   1,008,223          10,301         2,107,684    2,363,875
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         operations..........   1,967,406   3,608,889          20,276         2,610,007    7,803,302
                              -----------  ----------       ---------       -----------  -----------
From capital
  transactions:
   Net premiums..............   2,908,189   5,485,266       7,924,222        25,998,060   33,075,993
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (602,258)   (953,607)             --        (2,091,454)  (1,846,343)
     Surrenders..............  (6,029,946) (6,622,658)        (54,816)      (21,116,864) (16,383,330)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (96,886)    (99,926)           (128)         (453,257)    (405,046)
     Capital contribution....          --          --              --                --           --
     Transfers (to) from
       the Guarantee
       Account...............     256,072     519,745         358,578        (1,352,944)   2,672,461
     Transfers (to) from
       other subaccounts.....  (3,514,798) (6,600,809)        778,624         8,002,106   (1,890,693)
                              -----------  ----------       ---------       -----------  -----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (7,079,627) (8,271,989)      9,006,480         8,985,647   15,223,042
                              -----------  ----------       ---------       -----------  -----------
Increase (decrease) in
  net assets.................  (5,112,221) (4,663,100)      9,026,756        11,595,654   23,026,344
Net assets at beginning
  of year....................  66,481,913  71,145,013              --       273,766,563  250,740,219
                              -----------  ----------       ---------       -----------  -----------
Net assets at end of
  period..................... $61,369,692  66,481,913       9,026,756       285,362,217  273,766,563
                              ===========  ==========       =========       ===========  ===========
Changes in units (note
  5):
   Units purchased...........     929,491   2,345,947       1,171,466         8,172,107    9,278,374
   Units redeemed............  (1,394,331) (2,909,904)       (266,586)       (7,178,175)  (7,634,991)
                              -----------  ----------       ---------       -----------  -----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (464,840)   (563,957)        904,881           993,932    1,643,383
                              ===========  ==========       =========       ===========  ===========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                               The Prudential Series Fund, Inc.
                              -------------------------------------------------------------------
                               Jennison 20/20 Focus   Jennison Portfolio --     Natural Resources
                              Portfolio -- Class II      Class II Shares      Portfolio -- Class II
                              ---------------------   ----------------------  ---------------------
                                                                                   Period from
                              Year ended December 31, Year ended December 31,   April 29, 2005 to
                              ---------------------   ----------------------      December 31,
                                 2005         2004       2005        2004             2005
                              ----------   ---------  ---------   ---------   ---------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (56,956)    (11,802)   (27,325)    (12,195)          (23,118)
   Net realized gain
     (loss) on
     investments.............     87,436       8,122     75,854       3,957            86,159
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    750,423     156,712    176,559      80,364           440,040
   Capital gain
     distributions...........         --          --         --          --                --
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         operations..........    780,903     153,032    225,088      72,126           503,081
                              ----------   ---------  ---------   ---------         ---------
From capital
  transactions:
   Net premiums..............  1,472,459   1,101,846    962,415     737,875         1,274,417
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........         --          --    (19,939)    (10,431)           (9,103)
     Surrenders..............    (70,533)    (47,450)   (97,823)    (31,776)          (56,678)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (7,868)       (641)    (2,614)     (1,288)           (2,719)
     Capital contribution....         --          --         --          --                --
     Transfers (to) from
       the Guarantee
       Account...............     68,438      39,342      5,092    (289,691)          145,849
     Transfers (to) from
       other subaccounts.....  3,474,038     264,039    796,754     191,916         2,594,784
                              ----------   ---------  ---------   ---------         ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  4,936,534   1,357,136  1,643,885     596,605         3,946,550
                              ----------   ---------  ---------   ---------         ---------
Increase (decrease) in
  net assets.................  5,717,437   1,510,168  1,868,973     668,731         4,449,631
Net assets at beginning
  of year....................  1,697,621     187,453  1,149,557     480,826                --
                              ----------   ---------  ---------   ---------         ---------
Net assets at end of
  period..................... $7,415,058   1,697,621  3,018,530   1,149,557         4,449,631
                              ==========   =========  =========   =========         =========
Changes in units (note
  5):
   Units purchased...........    354,043     120,201    193,709      70,679           756,352
   Units redeemed............    (29,923)    (12,565)   (61,497)    (13,194)         (456,739)
                              ----------   ---------  ---------   ---------         ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    324,120     107,636    132,212      57,485           299,613
                              ==========   =========  =========   =========         =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                 The Prudential Series Fund, Inc. (continued)    Rydex Variable Trust
                                 -------------------------------------------    ----------------------
                                 SP Prudential U.S.      SP William Blair
                                  Emerging Growth        International Growth
                                 Portfolio -- Class II   Portfolio -- Class II         OTC Fund
                                 ----------------------  -------------------    ----------------------
                                 Year ended December 31, Year ended December 31, Year ended December 31
                                 ----------------------  -------------------    ----------------------
                                   2005        2004       2005         2004        2005        2004
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense).................. $  9,329     (1,312)        37         (253)     (196,505)   (207,855)
   Net realized gain
     (loss) on
     investments................    1,857        154        316          228       835,674     249,078
   Change in unrealized
     appreciation
     (depreciation) on
     investments................   (2,185)    16,227      1,477        2,253      (742,367)    789,321
   Capital gain
     distributions..............    2,536         23        539           --            --          --
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         operations.............   11,537     15,092      2,369        2,228      (103,198)    830,544
                                  --------     ------     ------       ------   ----------  ----------
From capital
  transactions:
   Net premiums.................       --         --         --           --     1,622,742   2,128,716
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits.............  (16,316)        --         --           --        (4,585)    (23,088)
     Surrenders.................     (311)      (241)      (812)        (757)     (897,414)   (843,147)
     Cost of insurance
       and
       administrative
       expense (note 4a)........     (152)      (133)       (27)         (25)      (46,280)    (28,509)
     Capital contribution.......       --         --         --           --            --          --
     Transfers (to) from
       the Guarantee
       Account..................     (126)       216         (1)          --       154,986     922,839
     Transfers (to) from
       other subaccounts........       --         --         --           --       472,213  (1,841,001)
                                  --------     ------     ------       ------   ----------  ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions (note
         5).....................  (16,905)      (158)      (840)        (782)    1,301,662     315,810
                                  --------     ------     ------       ------   ----------  ----------
Increase (decrease) in
  net assets....................   (5,368)    14,934      1,529        1,446     1,198,464   1,146,354
Net assets at beginning
  of year.......................   95,183     80,249     17,635       16,189    14,028,093  12,881,739
                                  --------     ------     ------       ------   ----------  ----------
Net assets at end of
  period........................ $ 89,815     95,183     19,164       17,635    15,226,557  14,028,093
                                  ========     ======     ======       ======   ==========  ==========
Changes in units (note
  5):
   Units purchased..............       --      1,068         --            1     3,541,366   2,163,663
   Units redeemed...............   (1,792)    (1,112)       (93)         (99)   (3,464,869) (2,468,921)
                                  --------     ------     ------       ------   ----------  ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004...................   (1,792)       (44)       (93)         (98)       76,496    (305,258)
                                  ========     ======     ======       ======   ==========  ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                             Salomon Brothers Variable Series Funds Inc
                              --------------------------------------------------------------------------------
                              Salomon Brothers Variable Salomon Brothers Variable Salomon Brothers Variable
                              All Cap Fund -- Class II  Investors Fund -- Class I Strategic Bond Fund -- Class I
                              -----------------------   ------------------------  -----------------------------
                              Year ended December 31,   Year ended December 31,   Year ended December 31,
                              -----------------------   ------------------------  -----------------------------
                                  2005         2004        2005         2004         2005            2004
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (134,546)    (170,140)   (182,198)     (32,944)   1,928,019       1,488,471
   Net realized gain
     (loss) on
     investments.............     267,812      354,800   1,822,264    1,381,002       51,898         325,407
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     186,834      391,700     537,936    2,988,242   (2,172,053)       (344,829)
   Capital gain
     distributions...........      11,005           --          --           --      624,055         804,709
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         operations..........     331,105      576,360   2,178,002    4,336,300      431,919       2,273,758
                              -----------   ----------  ----------   ----------     ----------     ----------
From capital
  transactions:
   Net premiums..............   2,328,544    5,007,314     163,809      220,444       43,307         119,965
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     (73,592)     (53,283)   (196,856)    (468,134)    (337,916)       (393,186)
     Surrenders..............    (682,296)    (468,812) (6,484,075)  (5,328,335)  (7,260,118)     (5,633,166)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (42,676)     (27,443)    (54,172)     (62,110)     (43,114)        (49,289)
     Capital contribution....          --           --          --           --           --              --
     Transfers (to) from
       the Guarantee
       Account...............     181,690    1,272,863    (272,264)     178,420      396,389      (1,847,602)
     Transfers (to) from
       other subaccounts.....    (774,240)     928,649  (3,093,172)      81,098    1,327,569       1,874,387
                              -----------   ----------  ----------   ----------     ----------     ----------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............     937,430    6,659,288  (9,936,730)  (5,378,617)  (5,873,883)     (5,928,891)
                              -----------   ----------  ----------   ----------     ----------     ----------
Increase (decrease) in
  net assets.................   1,268,535    7,235,648  (7,758,728)  (1,042,317)  (5,441,964)     (3,655,133)
Net assets at beginning
  of year....................  14,350,748    7,115,100  52,750,670   53,792,987   47,174,113      50,829,246
                              -----------   ----------  ----------   ----------     ----------     ----------
Net assets at end of
  period..................... $15,619,283   14,350,748  44,991,942   52,750,670   41,732,149      47,174,113
                              ===========   ==========  ==========   ==========     ==========     ==========
Changes in units (note
  5):
   Units purchased...........     412,725    1,392,873     449,698    1,041,664      906,879       1,255,569
   Units redeemed............    (333,440)    (892,531) (1,141,782)  (1,458,073)  (1,320,365)     (1,699,453)
                              -----------   ----------  ----------   ----------     ----------     ----------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................      79,285      500,342    (692,084)    (416,409)    (413,485)       (443,884)
                              ===========   ==========  ==========   ==========     ==========     ==========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                              Salomon Brothers Variable Series Funds Inc (continued)
                              -----------------------------------------------------
                              Salomon Brothers Variable   Salomon Brothers Variable
                                Total Return Fund --        Total Return Fund --
                                      Class I                     Class II
                              --------------------------  -------------------------
                                                                 Period from
                              Year ended December 31,         April 29, 2005 to
                              --------------------------        December 31,
                                  2005          2004                2005
                               -----------   ----------   -------------------------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $    72,837        87,335              29,615
   Net realized gain
     (loss) on
     investments.............     377,234       398,568                 565
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............    (307,022)      463,024             (28,004)
   Capital gain
     distributions...........      79,353       288,233               6,544
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         operations..........     222,402     1,237,160               8,720
                               -----------   ----------           ---------
From capital
  transactions:
   Net premiums..............      23,851        57,859           1,800,771
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (146,833)     (464,570)                 --
     Surrenders..............  (2,062,956)   (2,329,517)             (2,081)
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (14,533)      (17,684)                 --
     Capital contribution....          --            --                  --
     Transfers (to) from
       the Guarantee
       Account...............    (103,953)      345,181             267,301
     Transfers (to) from
       other subaccounts.....    (932,791)      431,086              10,851
                               -----------   ----------           ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  (3,237,215)   (1,977,645)          2,076,842
                               -----------   ----------           ---------
Increase (decrease) in
  net assets.................  (3,014,813)     (740,485)          2,085,562
Net assets at beginning
  of year....................  17,838,207    18,578,692                  --
                               -----------   ----------           ---------
Net assets at end of
  period..................... $14,823,394    17,838,207           2,085,562
                               ===========   ==========           =========
Changes in units (note
  5):
   Units purchased...........     183,525       311,413             229,360
   Units redeemed............    (455,567)     (478,962)            (28,910)
                               -----------   ----------           ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    (272,042)     (167,549)            200,450
                               ===========   ==========           =========

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                       Scudder Variable Series II
                              --------------------------------------------
                                  Scudder      SVS Dreman      SVS Dreman
                                Technology     High Return      Small Cap
                                  Growth         Equity           Value
                               Portfolio --   Portfolio --    Portfolio --
                              Class B Shares  Class B Shares Class B Shares
                              --------------  ------------   --------------
                                Year ended     Year ended      Year ended
                               December 31,   December 31,    December 31,
                              --------------  ------------   --------------
                               2005    2004    2005    2004   2005    2004
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (14)     (9)    (5)    (53)    (38)     (2)
   Net realized gain
     (loss) on
     investments.............     (1)    166     25      28       3     124
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............     11    (156)   325     589     397      --
   Capital gain
     distributions...........     --      --     --      --      --      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         operations..........     (4)      1    345     564     362     122
                              ------  ------  -----   -----  ------  ------
From capital
  transactions:
   Net premiums..............  1,800      --     --   5,162   3,000      --
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........     --      --     --      --      --      --
     Surrenders..............     --      --     --      --      --      --
     Cost of insurance
       and
       administrative
       expense (note 4a).....     (1)     (2)    --      --      --      --
     Capital contribution....     --      --     --      --      --      --
     Transfers (to) from
       the Guarantee
       Account...............     55    (999) 2,489      36   7,927    (122)
     Transfers (to) from
       other subaccounts.....  1,524    (147)   (95)     --     271      --
                              ------  ------  -----   -----  ------  ------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  3,378  (1,148) 2,394   5,198  11,198    (122)
                              ------  ------  -----   -----  ------  ------
Increase (decrease) in
  net assets.................  3,374  (1,147) 2,739   5,762  11,560      --
Net assets at beginning
  of year....................    577   1,724  5,762      --      --      --
                              ------  ------  -----   -----  ------  ------
Net assets at end of
  period..................... $3,951     577  8,501   5,762  11,560      --
                              ======  ======  =====   =====  ======  ======
Changes in units (note
  5):
   Units purchased...........    383      10    170     907     634   1,249
   Units redeemed............   (134)    (86)   (13)   (506)     --  (1,249)
                              ------  ------  -----   -----  ------  ------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................    250     (76)   157     401     634      --
                              ======  ======  =====   =====  ======  ======

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                                     Van Kampen Life Investment Trust
                              ----------------------------------------------
                                      Comstock            Emerging Growth
                                    Portfolio --            Portfolio --
                                  Class II Shares         Class II Shares
                              -----------------------  ---------------------
                              Year ended December 31,  Year ended December 31,
                              -----------------------  ---------------------
                                  2005        2004        2005         2004
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets
From operations:
   Net investment income
     (expense)............... $  (471,092)   (419,409)   (152,186)   (129,303)
   Net realized gain
     (loss) on
     investments.............   2,660,391   1,641,590     248,219     273,494
   Change in unrealized
     appreciation
     (depreciation) on
     investments.............  (2,637,338)  6,415,899     510,052     447,313
   Capital gain
     distributions...........   2,495,867          --          --          --
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         operations..........   2,047,828   7,638,080     606,085     591,504
                              -----------  ----------  ----------   ---------
From capital
  transactions:
   Net premiums..............  19,613,161  16,248,714   1,488,960   2,118,492
   Transfers (to) from
     the general account
     of Genworth Life &
     Annuity:
     Death benefits..........    (247,047)   (171,591)   (101,871)    (78,700)
     Surrenders..............  (4,240,297) (1,929,577)   (492,578)   (527,943)
     Cost of insurance
       and
       administrative
       expense (note 4a).....    (169,587)    (95,284)    (27,129)    (20,277)
     Capital contribution....          --          --          --          --
     Transfers (to) from
       the Guarantee
       Account...............   2,674,160   3,057,751      13,357     207,550
     Transfers (to) from
       other subaccounts.....  (1,340,340) 15,841,723    (556,048)    446,472
                              -----------  ----------  ----------   ---------
       Increase
         (decrease) in
         net assets from
         capital
         transactions
         (note 5)............  16,290,050  32,951,736     324,691   2,145,594
                              -----------  ----------  ----------   ---------
Increase (decrease) in
  net assets.................  18,337,878  40,589,816     930,776   2,737,098
Net assets at beginning
  of year....................  69,254,251  28,664,435   9,860,645   7,123,547
                              -----------  ----------  ----------   ---------
Net assets at end of
  period..................... $87,592,129  69,254,251  10,791,421   9,860,645
                              ===========  ==========  ==========   =========
Changes in units (note
  5):
   Units purchased...........   4,083,881   4,131,057     301,044     638,439
   Units redeemed............  (2,841,196) (1,273,596)   (284,447)   (413,690)
                              -----------  ----------  ----------   ---------
   Net increase
     (decrease) in units
     from capital
     transactions with
     contract owners
     during the years or
     lesser period ended
     December 31, 2005
     and 2004................   1,242,685   2,857,461      16,597     224,749
                              ===========  ==========  ==========   =========

                See accompanying notes to financial statements.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                         Notes to Financial Statements

                               December 31, 2005

(1)Description of Entity

   On January 1, 2006, GE Life and Annuity Assurance Company changed its name to Genworth Life and Annuity Insurance Company (hereinafter referred to as "Genworth Life & Annuity") and GE Life & Annuity Separate Account 4 changed its name to Genworth Life & Annuity VA Separate Account 1 (hereinafter referred to as the "Separate Account"). The Separate Account is a separate investment account established on August 19, 1987 by Genworth Life & Annuity pursuant to the laws of the Commonwealth of Virginia. The Separate Account may invest in mutual funds, unit investment trusts, managed separate accounts and other portfolios. Genworth Life & Annuity uses the Separate Account to support flexible premium variable deferred and immediate annuity contracts issued by Genworth Life & Annuity, as well as for other purposes permitted by law.

   Currently, there are multiple Subaccounts for the Separate Account available under each contract. Each Subaccount invests exclusively in shares representing an interest in a separate corresponding Portfolio (a division of a Fund, the assets of which are separate from other Portfolios that may be available in the
Fund), of the Fund (any open-end management investment company or any unit investment trust in which a Subaccount invests).

   The assets of the Separate Account belong to Genworth Life & Annuity. Nonetheless, Genworth Life & Annuity does not charge the assets in the Separate Account attributable to the contracts with liabilities arising out of any other business which Genworth Life & Annuity may conduct. The assets of the Separate Account will, however, be available to cover the liabilities for Genworth
Life & Annuity's General Account to the extent that the assets of the Separate Account exceed its liabilities arising under the contracts supported by it. Income and both realized and unrealized gains or losses from the assets of the Separate Account are credited to or charged against the Separate Account without regard to the income, gains or losses arising out of any other business Genworth Life & Annuity may conduct.

   The Separate Account has been registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account meets the definition of a separate account under the Federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC. Contract owners assume the full investment risk for all amounts allocated to the Separate Account.

   All designated portfolios described below are series type mutual funds.

   Effective April 29, 2005, the following portfolios were added to the Separate Account.

AIM Variable Insurance Funds                                 PIMCO Variable Insurance Trust
  AIM V.I. Real Estate Fund -- Series II shares                All Asset Portfolio -- Advisor Class Shares
American Century Variable Portfolios II, Inc.                PIMCO Variable Insurance Trust
  VP Inflation Protection Fund -- Class II                     Low Duration Portfolio -- Advisor Class Shares
FAM Variable Series Fund, Inc.                               The Prudential Series Fund, Inc.
  Mercury Global Allocation V.I. Fund -- Class III Shares      Natural Resources Portfolio -- Class II
Franklin Templeton Variable Insurance Products Trust         Salomon Brothers Variable Series Funds Inc
  Franklin Income Securities Fund -- Class 2 Shares            Salomon Brothers Variable Total Return Fund -- Class II

   Effective August 25, 2005, the GE Investments Funds, Inc. -- Global Income Fund was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


   Effective April 30, 2004, the following portfolios were made available to the Separate Account.

Evergreen Variable Annuity Trust                             FAM Variable Series Fund, Inc.
  Evergreen VA Omega Fund -- Class 2                           Mercury Large Cap Growth V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    FAM Variable Series Fund, Inc.
  VIP Asset Manager/SM/ Portfolio -- Service Class 2           Mercury Value Opportunities V.I. Fund -- Class III Shares
Fidelity Variable Insurance Products Fund                    Oppenheimer Variable Account Funds
  VIP Value Strategies Portfolio -- Service Class 2            Oppenheimer Balanced Fund/VA -- Service Shares
FAM Variable Series Fund, Inc.
  Mercury Basic Value V.I. Fund -- Class III Shares

   The Janus Aspen Series -- International Growth Portfolio -- Service Shares ceased accepting premium and new transfers from the Separate Account effective November 15, 2004.

   Effective November 15, 2004, the AIM Variable Insurance Funds -- AIM V.I. International Growth Fund -- Series II shares and the AllianceBernstein Variable Product Series -- AllianceBernstein International Value
Portfolio -- Class B were added to the Separate Account.

   Effective December 15, 2004, Eaton Vance Variable Trust -- VT Income Fund of Boston was liquidated pursuant to a decision made by the portfolio's Board of Trustees.

   Effective December 15, 2004, the Franklin Templeton Variable Insurance Products Trust -- Templeton Foreign Securities Fund -- Class I Shares and Franklin Templeton Variable Insurance Products Trust -- Templeton Global Income Securities Fund -- Class I Shares were added to the Separate Account.

   As of December 31, 2005, The Prudential Series Fund, Inc. -- Equity Portfolio -- Class II Shares portfolio fund was available, but not shown on the statement due to not having any activity.

(2)Summary of Significant Accounting Policies

  (a) Basis of Presentation

   These financial statements have been prepared on the basis of U.S. generally accepted accounting principles (U.S. GAAP). Preparing financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

  (b) Investments

   Investments are stated at fair market value, which are based on the net asset value per share of the respective underlying portfolios. Purchases and redemptions of investments are recorded on the market day the request for purchase or redemption is received (Valuation Day) and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. Units and unit values are disclosed as of the last Valuation Day of the applicable year or period

  (c) Unit Classes

   There are twenty-four unit classes of Subaccounts based on the annuity contract through which the Subaccounts are offered. An indefinite number of units in each unit class is authorized. Each unit type has its own expense structure as noted in footnote 4 (a) below. Form numbers P1140, P1142, P1143, P1150 and P1153 are no longer available for sale, although additional premium payments may still be accepted under the terms of the contracts.

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005


  (d) Federal Income Taxes

   The operations of the Separate Account are a part of, and taxed with, the operations of Genworth Life & Annuity. Therefore, the Separate Account is not separately taxed as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). Under existing federal income tax laws, investment income and capital gains of the Separate Account are not taxed. Accordingly, the Separate Account paid no federal income taxes and no federal income tax payment was required. Genworth Life & Annuity is taxed as a life insurance company under the Code.

(3)Purchases and Sales of Investments

   The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the year or lesser period ended December 31, 2005 were:

                                                                            Cost of     Proceeds
                                                                             Shares       from
Fund/Portfolio                                                              Acquired   Shares Sold
--------------                                                             ----------- -----------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares....................... $    18,542 $    16,192
 AIM V.I. Basic Value Fund -- Series II shares............................   9,970,251   6,526,535
 AIM V.I. Blue Chip Fund -- Series I shares...............................       7,521       3,690
 AIM V.I. Capital Appreciation Fund -- Series I shares....................   1,888,702   4,628,672
 AIM V.I. Capital Development Fund -- Series I shares.....................      16,918      15,105
 AIM V.I. Core Equity Fund -- Series I shares.............................       1,031       3,787
 AIM V.I. Government Securities Fund -- Series I shares...................       8,854          51
 AIM V.I. Growth Fund -- Series I shares..................................   1,778,833   2,224,927
 AIM V.I. International Growth Fund -- Series II shares...................  17,601,990   6,136,880
 AIM V.I. Premier Equity Fund -- Series I shares..........................   2,282,517   6,582,637
 AIM V.I. Real Estate Fund -- Series II shares............................       7,108           8
 AIM V.I. Technology Fund -- Series I shares..............................          --          67
 AIM V.I. Utilities Fund -- Series I shares...............................       4,407          19
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares........................  13,658,258  46,502,719
 Alger American Small Capitalization Portfolio -- Class O Shares..........  22,413,425  38,471,915
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B.................   1,604,542   1,794,769
 AllianceBernstein Growth and Income Portfolio -- Class B.................  35,576,821  49,316,547
 AllianceBernstein International Value Portfolio -- Class B...............  26,739,323   7,571,515
 AllianceBernstein Large Cap Growth Portfolio -- Class B..................   7,541,500   9,281,933
 AllianceBernstein Small Cap Growth Portfolio -- Class B..................   3,468,442   6,774,719
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I.......................................      35,857         382
 VP International Fund -- Class I.........................................         938          --
 VP Ultra(R) Fund -- Class I..............................................      42,016       3,832
 VP Value Fund -- Class I.................................................      21,051       3,281
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II.................................   2,406,282     697,568
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock Portfolio -- Initial Shares      36,142       8,287
 Dreyfus Variable Investment Fund -- Money Market Portfolio...............     113,482      17,005
 The Dreyfus Socially Responsible Growth Fund, Inc. -- Initial Shares.....     121,046     592,238

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Cost of     Proceeds
                                                                  Shares       from
Fund/Portfolio                                                   Acquired   Shares Sold
--------------                                                 ------------ ------------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund................................. $ 39,497,462 $ 25,481,786
 VT Worldwide Health Sciences Fund............................    4,364,005    3,519,108
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2...........................      684,374      373,250
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares............    3,842,152      918,582
 Mercury Global Allocation V.I. Fund -- Class III Shares......    1,603,776      634,795
 Mercury Large Cap Growth V.I. Fund -- Class III Shares.......    1,028,425      298,891
 Mercury Value Opportunities V.I. Fund -- Class III Shares....    4,212,437    1,338,067
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares.........    4,762,477   18,675,898
 Federated Capital Income Fund II.............................    3,049,955    7,652,991
 Federated High Income Bond Fund II -- Primary Shares.........   27,851,765   40,947,047
 Federated High Income Bond Fund II -- Service Shares.........   28,518,546   31,545,492
 Federated Kaufmann Fund II -- Service Shares.................   21,768,686   15,616,034
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class.............   11,435,694   44,855,387
 VIP Asset Manager/SM/ Portfolio -- Service Class 2...........   14,957,502    3,766,609
 VIP Contrafund(R) Portfolio -- Initial Class.................   79,910,564  115,431,309
 VIP Contrafund(R) Portfolio -- Service Class 2...............   81,924,685   45,726,056
 VIP Dynamic Capital Appreciation Portfolio -- Service Class 2    2,602,674      517,564
 VIP Equity-Income Portfolio -- Initial Class.................   63,244,625  125,123,353
 VIP Equity-Income Portfolio -- Service Class 2...............   36,408,640   31,417,669
 VIP Growth & Income Portfolio -- Initial Class...............   10,899,365   31,759,998
 VIP Growth & Income Portfolio -- Service Class 2.............    5,180,860    7,464,321
 VIP Growth Opportunities Portfolio -- Initial Class..........    4,512,242   10,614,204
 VIP Growth Portfolio -- Initial Class........................   16,746,888   70,338,712
 VIP Growth Portfolio -- Service Class 2......................    8,912,469   14,272,154
 VIP Mid Cap Portfolio -- Initial Class.......................        5,162        9,787
 VIP Mid Cap Portfolio -- Service Class 2.....................  101,068,782   71,170,385
 VIP Overseas Portfolio -- Initial Class......................   14,322,084   26,027,849
 VIP Value Strategies Portfolio -- Service Class 2............    2,007,280      782,888
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares............   96,516,701   37,474,610
 Franklin Large Cap Growth Securities Fund -- Class 2 Shares..      313,346      269,443
 Mutual Shares Securities Fund -- Class 2 Shares..............      101,127       37,460
 Templeton Foreign Securities Fund -- Class I Shares..........   17,868,384    4,130,859
 Templeton Foreign Securities Fund -- Class 2 Shares..........      212,934      200,689
 Templeton Global Asset Allocation Fund -- Class 2 Shares.....       26,030       24,325
 Templeton Global Income Securities Fund -- Class I Shares....   10,509,771    2,018,322
GE Investments Funds, Inc.:
 Global Income Fund...........................................    1,283,568   16,491,377
 Income Fund..................................................   28,673,122   43,689,676
 International Equity Fund....................................   23,253,981   22,873,148
 Mid-Cap Equity Fund..........................................   43,267,804   64,572,164
 Money Market Fund............................................  554,141,996  584,028,138

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Cost of     Proceeds
                                                                 Shares       from
Fund/Portfolio                                                  Acquired   Shares Sold
--------------                                                ------------ ------------
 Premier Growth Equity Fund.................................. $ 20,061,664 $ 39,669,897
 Real Estate Securities Fund.................................   63,653,507   64,593,397
 S&P 500(R) Index Fund.......................................   77,557,213  166,764,477
 Small-Cap Value Equity Fund.................................   50,012,005   46,568,093
 Total Return Fund...........................................  633,762,009  211,868,024
 U.S. Equity Fund............................................   13,925,351   27,308,953
 Value Equity Fund...........................................    6,787,471    7,862,063
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund........................   14,655,539   16,202,940
 Goldman Sachs Mid Cap Value Fund............................   84,069,627   72,928,929
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund -- Class II    3,674,600    1,839,882
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares..................   31,000,899  106,358,064
 Balanced Portfolio -- Service Shares........................   25,287,410   28,833,569
 Core Equity Portfolio -- Institutional Shares...............        2,324          121
 Flexible Bond Portfolio -- Institutional Shares.............   11,476,616   22,286,694
 Forty Portfolio -- Institutional Shares.....................   25,901,534   58,434,085
 Forty Portfolio -- Service Shares...........................    6,348,823    7,635,465
 Global Life Sciences Portfolio -- Service Shares............   10,266,871   12,014,213
 Global Technology Portfolio -- Service Shares...............    4,639,049    8,682,637
 Large Cap Growth Portfolio -- Institutional Shares..........   13,389,936   59,130,307
 Large Cap Growth Portfolio -- Service Shares................      969,188    4,378,892
 International Growth Portfolio -- Institutional Shares......   43,860,624   49,546,954
 International Growth Portfolio -- Service Shares............    2,369,989    8,293,147
 Mid Cap Growth Portfolio -- Institutional Shares............   12,605,105   40,999,642
 Mid Cap Growth Portfolio -- Service Shares..................    3,856,025    6,663,968
 Worldwide Growth Portfolio -- Institutional Shares..........   16,760,444   69,736,069
 Worldwide Growth Portfolio -- Service Shares................    2,340,636    5,221,193
J.P. Morgan Series Trust II:
 Bond Portfolio..............................................      132,198       28,103
 International Equity Portfolio..............................       64,720       12,820
 Mid Cap Value Portfolio.....................................      122,672       62,718
 Small Company Portfolio.....................................       28,269       10,899
 U.S. Large Cap Core Equity Portfolio........................        9,907        7,901
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class Shares    3,259,695    5,645,118
 MFS(R) Investors Trust Series -- Service Class Shares.......    2,779,855    4,514,788
 MFS(R) New Discovery Series -- Service Class Shares.........    8,686,839   14,598,702
 MFS(R) Strategic Income Series -- Service Class Shares......        2,907          286
 MFS(R) Total Return Series -- Service Class Shares..........   23,790,687    3,377,138
 MFS(R) Utilities Series -- Service Class Shares.............   21,058,766   20,526,504
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio............................   34,489,338   20,701,198
 Nations Marsico International Opportunities Portfolio.......   39,464,781   26,709,984
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio..............................    3,105,251    5,613,702
 Old Mutual Growth II Portfolio..............................    2,618,414    6,916,042

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                              Cost of     Proceeds
                                                                               Shares       from
Fund/Portfolio                                                                Acquired   Shares Sold
--------------                                                              ------------ -----------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA..................................... $  9,523,535 $29,740,126
 Oppenheimer Aggressive Growth Fund/VA -- Service Shares...................    3,250,193   3,237,920
 Oppenheimer Balanced Fund/VA..............................................   24,003,507  32,142,801
 Oppenheimer Balanced Fund/VA -- Service Shares............................   22,256,878   4,899,141
 Oppenheimer Capital Appreciation Fund/VA..................................   17,312,242  56,633,911
 Oppenheimer Capital Appreciation Fund/VA -- Service Shares................    6,510,933   6,135,114
 Oppenheimer Core Bond Fund/VA.............................................   19,405,486  31,832,482
 Oppenheimer Global Securities Fund/VA -- Service Shares...................   47,667,612  45,437,587
 Oppenheimer High Income Fund/VA...........................................   24,402,226  40,139,677
 Oppenheimer Main Street Fund/VA -- Service Shares.........................    7,319,355  11,387,527
 Oppenheimer Main Street Small Cap Fund/VA -- Service Shares...............   17,372,107  13,174,772
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares...............................    6,994,936     494,343
 Foreign Bond Portfolio (U.S. Dollar Hedged) -- Administrative Class Shares    5,123,152   4,587,827
 High Yield Portfolio -- Administrative Class Shares.......................   42,767,847  45,056,740
 Long-Term U.S. Government Portfolio -- Administrative Class Shares........   16,259,943  20,426,004
 Low Duration Portfolio -- Advisor Class Shares............................   11,939,273   2,911,277
 Total Return Portfolio -- Administrative Class Shares.....................  110,969,278  92,054,840
The Prudential Series Fund, Inc.:
 Equity Portfolio -- Class II Shares.......................................           --          --
 Jennison Portfolio -- Class II Shares.....................................    2,321,971     931,767
 Jennison 20/20 Focus Portfolio -- Class II................................    5,685,431     805,379
 Natural Resources Portfolio -- Class II...................................   10,079,252   6,207,437
 SP Prudential U.S. Emerging Growth Portfolio -- Class II..................       13,129      18,168
 SP William Blair International Growth Portfolio -- Class II...............          848       1,112
Rydex Variable Trust:
 OTC Fund..................................................................   18,852,865  17,730,774
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II........................    5,587,908   4,727,354
 Salomon Brothers Variable Investors Fund -- Class I.......................    6,551,099  16,658,353
 Salomon Brothers Variable Strategic Bond Fund -- Class I..................   15,974,024  19,524,015
 Salomon Brothers Variable Total Return Fund -- Class I....................    2,555,191   5,646,899
 Salomon Brothers Variable Total Return Fund -- Class II...................    2,370,883     304,726
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B Shares.....................        5,181       1,817
 SVS Dreman High Return Equity Portfolio -- Class B Shares.................        1,957         265
 SVS Dreman Small Cap Value Portfolio -- Class B Shares....................       11,199          37
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares.....................................   54,624,764  36,202,718
 Emerging Growth Portfolio -- Class II Shares..............................    3,298,818   2,954,548

(4)Related Party Transactions

  (a) Genworth Life & Annuity

   Net premium payments transferred from Genworth Life & Annuity represent gross premium payments recorded by Genworth Life & Annuity on its flexible premium variable deferred annuity contracts, less deductions retained as

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

compensation for premium taxes. For contracts issued on or after May 1, 1993, the deduction for premium taxes is deferred until the contracts are surrendered.

   Certain contract owners may elect to allocate premium payments to a Guarantee Account that is part of the general account of Genworth Life & Annuity. Amounts allocated to the Guarantee Account earn interest at the interest rate in effect at the time of such allocation or transfer. The interest rate remains in effect for a guaranteed period of time (at least a period of one year), after which a new rate may be declared. Contract owners may transfer amounts from the Guarantee Account to the Subaccounts of the Separate Account and in certain instances transfer amounts from the Subaccounts of the Separate Account to the Guarantee Account.

   Generally, charges are assessed under the contracts to cover surrenders, certain administrative expenses, and the mortality and expense risks that Genworth Life & Annuity assumes and the death benefit provided under the contract, as applicable. The surrender charges are assessed to cover certain expenses relating to the sale of a contract. The fees charged to cover administrative expenses and mortality and expense risk charges are assessed through the daily unit value calculation. Other charges assessed to cover certain other administrative expenses are assessed by the redemption of units. The fees are assessed on a daily basis through the daily net asset value. Section (6) of these notes shows the total charge percentage by unit type. The unit type may encompass multiple contracts through a combination of one or more electable rider options equal to the total amount assessed on a daily basis.

  (b) Receivable From Affiliate

   Receivable from affiliate represents receivables from Genworth Life & Annuity attributable to decreases in share values between the dates charges and deductions are assessed and the dates corresponding shares are redeemed.

  (c) Accrued Expenses Payable to Affiliate

   Charges and deductions made under the contracts for services and benefits unpaid at year end are accrued and payable to Genworth Life & Annuity.

  (d) Capitalization

   Affiliates of the Separate Account have capitalized certain portfolios of GE Investment Funds, Inc.

  (e) Bonus Credit

   For contract P1152 (Type 4 units), transfers from the general account for payments by Genworth Life & Annuity in the form of bonus credits include approximately $3.7 million and $6.2 million for the periods ended December 31, 2005 and 2004.

  (f) Capital Brokerage Corporation

   Capital Brokerage Corporation (CBC), an affiliate of Genworth Life & Annuity, is a Washington corporation registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the NASD, Inc. CBC serves as the distributor and principal underwriter for variable annuity contracts and variable life insurance policies issued by Genworth
Life & Annuity. Genworth Life & Annuity pays commissions and other marketing related expenses to CBC. Certain officers and directors of Genworth Life & Annuity are also officers and directors of CBC.

  (g) General Electric Company

   In 2004 and until December 7, 2005, GE Investments Funds, Inc. and GE Asset Management, Incorporated were considered a related party to Genworth Life & Annuity since General Electric Company (the ultimate parent of

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

GE Investments Funds, Inc. and GE Asset Management) held greater than 25% of our indirect parent Genworth Financial, Inc. (Genworth). On December 7, 2005, General Electric Company (GE) sold 38 million shares of Genworth Class A Common Stock. As a result, GE's common stock ownership of Genworth was reduced to approximately 18%. Consequently, Genworth Life & Annuity and Capital Brokerage Corporation are no longer considered affiliated with GE Asset Management Incorporated and the GE Investments Funds, Inc. Subsequently on March 8, 2006, GE sold its remaining holdings of Genworth Class A Common Stock to the public. Concurrently with the sale of the remaining Genworth Class A Common Stock to the public, Genworth repurchased 15 million shares of Genworth Class B Common Stock directly from GE. At the close of business on March 8, 2006, GE no longer held any shares of Genworth common stock.

(5)Capital Transactions

   All dividends and capital gain distributions of the portfolios are automatically reinvested in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, portfolio dividends or portfolio distributions are not paid to contract owners as additional units, but instead are reflected in unit values.

   The increase (decrease) in outstanding units and amounts by Subaccount from capital transactions for the years or lesser periods ended December 31, 2005 and 2004 are reflected in the Statements of Changes in Net Assets.

(6)Financial Highlights

   A summary by unit type and by Subaccount of the outstanding units, unit values, net assets, expense ratios, investment income ratios, and total return ratios, for the years or lesser periods ended December 31, 2005, 2004, 2003, 2002, and 2001 follows. Financial highlights are only disclosed for Subaccounts and unit types that had outstanding units as of December 31/st/ of any given year and were still available to contract owners during 2005.

   Expenses as a percentage of average net assets represent the annualized contract expenses of the Separate Account, consisting of mortality and expense risk charges, and administrative expenses, a charge for the bonus credit, and death benefit charges for each period indicated. The expense ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner through the redemption of units and expenses of the underlying portfolios are excluded.

   The investment income ratio represents the ordinary dividends received by the Subaccount from the underlying portfolios, divided by average net assets.

   The total return below represents the annual total return for the year or lesser periods indicated and include deductions only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Standardized total returns shown separately in a prospectus or marketing material for a product supported by the Separate Account include the maximum contract charges that may be assessed to any contract through both the daily unit value calculation and the redemption of units. Accordingly, these standardized total returns will generally reflect a lower return than the total return below.

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type I:                                             Units  Unit Value  000s    Net Assets     Ratio     Return
-------                                            ------- ---------- ------- ------------- ---------- ------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005........................................... 294,390   $19.49   $ 5,737     1.15%        0.24%    10.75%
   2004........................................... 377,759    17.60     6,647     1.15%        0.00%     4.28%
   2003........................................... 444,453    16.87     7,500     1.15%        0.00%    33.61%
   2002........................................... 477,492    12.63     6,031     1.15%        0.04%   (33.76)%
   2001........................................... 723,585    19.07    13,799     1.15%        0.24%   (13.01)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   429,073   $11.80   $  5,062     1.15%        0.00%    15.54%
   2004...............................................   467,829    10.21      4,777     1.15%        0.00%    15.23%
   2003...............................................   512,921     8.86      4,545     1.15%        0.00%    40.71%
   2002...............................................   477,762     6.30      3,010     1.15%        0.00%   (27.07)%
   2001...............................................   642,188     8.64      5,549     1.15%        0.05%   (30.47)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   127,889    14.01      1,792     1.15%        1.27%     3.40%
   2004...............................................   111,316    13.55      1,508     1.15%        0.74%     9.94%
   2003...............................................   107,521    12.32      1,325     1.15%        0.82%    23.24%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005...............................................   105,801    19.07      2,018     1.15%        1.59%     3.82%
   2004...............................................   138,387    18.37      2,542     1.15%        1.46%     8.51%
   2003...............................................   184,208    16.93      3,119     1.15%        1.57%    26.23%
   2002...............................................   211,139    13.41      2,831     1.15%        1.18%   (21.13)%
   2001...............................................   294,487    17.01      5,009     1.15%        1.38%    (5.51)%
 Federated Capital Income Fund II
   2005...............................................    98,289    15.01      1,476     1.15%        5.42%     5.07%
   2004...............................................   108,608    14.29      1,552     1.15%        4.55%     8.66%
   2003...............................................   127,652    13.15      1,679     1.15%        6.47%    19.28%
   2002...............................................   135,961    11.03      1,500     1.15%        5.74%   (24.82)%
   2001...............................................   202,066    14.67      2,964     1.15%        3.40%   (14.89)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005...............................................   102,986    18.76      1,932     1.15%        8.41%     1.48%
   2004...............................................   178,976    18.49      3,309     1.15%        7.21%     9.19%
   2003...............................................   198,390    16.93      3,359     1.15%        7.23%    20.81%
   2002...............................................   224,680    14.02      3,150     1.15%       11.14%     0.22%
   2001...............................................   214,386    13.98      2,997     1.15%        9.59%     0.01%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................... 3,232,120    31.12    100,571     1.15%        2.89%     2.85%
   2004............................................... 3,963,857    30.25    119,921     1.15%        2.86%     4.25%
   2003............................................... 4,663,074    29.02    135,320     1.15%        3.73%    16.62%
   2002............................................... 5,411,572    24.88    134,640     1.15%        4.25%    (9.78)%
   2001............................................... 6,746,394    27.58    186,066     1.15%        4.48%    (5.39)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005...............................................   832,633    38.84     32,343     1.15%        0.32%    15.60%
   2004...............................................   927,874    33.60     31,179     1.15%        0.34%    14.15%
   2003............................................... 1,016,015    29.44     29,910     1.15%        0.48%    26.99%
   2002............................................... 1,098,703    23.18     25,468     1.15%        0.88%   (10.39)%
   2001............................................... 1,463,180    25.87     37,852     1.15%        0.85%   (13.43)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income    Total
Type I:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Initial Class
   2005............................................. 1,190,309   $53.24   $ 63,372     1.15%        2.16%     4.65%
   2004............................................. 1,438,528    50.87     73,183     1.15%        1.62%    10.24%
   2003............................................. 1,721,470    46.15     79,439     1.15%        1.87%    28.83%
   2002............................................. 1,971,167    35.82     70,607     1.15%        1.83%   (17.90)%
   2001............................................. 2,514,863    43.63    109,723     1.15%        1.71%    (6.24)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   178,427    16.51      2,946     1.15%        1.61%     6.40%
   2004.............................................   222,623    15.52      3,454     1.15%        0.91%     4.58%
   2003.............................................   249,001    14.84      3,694     1.15%        1.19%    22.35%
   2002.............................................   228,556    12.13      2,772     1.15%        1.44%   (17.57)%
   2001.............................................   346,968    14.71      5,104     1.15%        1.34%    (9.98)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................    86,365    12.25      1,058     1.15%        0.98%     7.64%
   2004.............................................   103,638    11.38      1,179     1.15%        0.57%     5.96%
   2003.............................................   143,320    10.74      1,539     1.15%        0.83%    28.38%
   2002.............................................   169,857     8.36      1,420     1.15%        1.17%   (22.74)%
   2001.............................................   220,327    10.83      2,386     1.15%        0.43%   (15.58)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................   887,690    51.26     45,502     1.15%        0.53%     4.59%
   2004............................................. 1,099,335    49.01     53,880     1.15%        0.28%     2.19%
   2003............................................. 1,306,628    47.96     62,669     1.15%        0.28%    31.32%
   2002............................................. 1,457,038    36.52     53,211     1.15%        0.28%   (30.91)%
   2001............................................. 1,923,051    52.86    101,652     1.15%        0.08%   (18.77)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................   183,190    20.07      3,676     1.15%        0.00%    16.66%
   2004.............................................   138,562    17.20      2,383     1.15%        0.00%    23.22%
   2003.............................................    82,073    13.96      1,146     1.15%        0.21%    39.59%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................   742,708    30.58     22,715     1.15%        1.20%    17.68%
   2004.............................................   840,013    25.99     21,831     1.15%        1.12%    12.33%
   2003.............................................   912,602    23.14     21,115     1.15%        0.77%    41.72%
   2002.............................................   999,509    16.33     16,322     1.15%        0.78%   (21.20)%
   2001............................................. 1,258,600    20.72     26,078     1.15%        5.29%   (22.24)%
Franklin Templeton Variable Insurance Products
  Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005.............................................    35,653    11.17        398     1.15%        1.38%     9.21%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005.............................................   105,991     9.72      1,030     1.15%        2.48%    (4.03)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................   431,066    13.88      5,983     1.15%        4.78%     0.87%
   2004.............................................   544,900    13.76      7,498     1.15%        4.53%     2.23%
   2003.............................................   804,637    13.46     10,831     1.15%        3.51%     2.41%
   2002............................................. 1,017,046    13.14     13,364     1.15%        3.97%     8.62%
   2001.............................................   964,324    12.10     11,668     1.15%        5.69%     5.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type I:                        Units   Unit Value  000s    Net Assets     Ratio     Return
-------                      --------- ---------- ------- ------------- ---------- ------
 International Equity Fund
   2005.....................   103,900   $17.37   $ 1,804     1.15%        1.08%    16.84%
   2004.....................    88,547    14.86     1,316     1.15%        1.31%    14.51%
   2003.....................    76,892    12.98       998     1.15%        1.83%    36.32%
   2002.....................    63,491     9.52       604     1.15%        0.95%   (24.71)%
   2001.....................    69,869    12.65    14,382     1.15%        1.49%   (21.93)%
 Mid-Cap Equity Fund
   2005.....................   269,896    24.22     6,537     1.15%        2.32%    10.46%
   2004.....................   301,916    21.93     6,621     1.15%        1.04%    14.69%
   2003.....................   341,811    19.12     6,536     1.15%        1.42%    31.41%
   2002.....................   366,772    14.55     5,336     1.15%        0.84%   (14.76)%
   2001.....................   370,507    17.07     6,325     1.15%        0.92%    (1.03)%
 Money Market Fund
   2005.....................   701,716    17.46    12,249     1.15%        2.71%     1.63%
   2004.....................   828,605    17.18    14,232     1.15%        0.96%    (0.21)%
   2003..................... 1,193,188    17.21    20,537     1.15%        0.82%    (0.38)%
   2002..................... 2,428,398    17.28    41,963     1.15%        1.49%     0.31%
   2001..................... 3,237,897    17.22    55,757     1.15%        3.77%     2.57%
 Premier Growth Equity Fund
   2005.....................   115,910    10.43     1,209     1.15%        0.33%     0.13%
   2004.....................   157,593    10.42     1,642     1.15%        0.61%     5.80%
   2003.....................   284,977     9.85     2,807     1.15%        0.21%    27.43%
   2002.....................    75,183     7.73       581     1.15%        0.05%   (21.93)%
   2001.....................    72,776     9.90       720     1.15%        0.11%   (10.37)%
 Real Estate Securities Fund
   2005.....................   169,909    41.09     6,981     1.15%        5.60%    10.50%
   2004.....................   186,620    37.18     6,939     1.15%        6.13%    30.84%
   2003.....................   200,954    28.42     5,711     1.15%        3.71%    35.80%
   2002.....................   204,164    20.93     4,273     1.15%        4.04%    (2.48)%
   2001.....................   182,258    21.46     3,911     1.15%        5.55%    10.32%
 S&P 500(R) Index Fund
   2005.....................   303,841    51.05    15,510     1.15%        1.48%     3.31%
   2004.....................   380,667    49.41    18,809     1.15%        1.59%     9.19%
   2003.....................   443,753    45.25    20,081     1.15%        1.39%    26.80%
   2002.....................   468,803    35.69    16,732     1.15%        1.19%   (23.26)%
   2001.....................   603,299    46.51    28,059     1.15%        0.99%   (13.45)%
 Small-Cap Value Equity Fund
   2005.....................    58,197    15.84       922     1.15%        1.07%     8.28%
   2004.....................    45,924    14.63       672     1.15%        6.53%    13.82%
   2003.....................    26,902    12.85       346     1.15%        0.08%    28.54%
 Total Return Fund
   2005.....................   216,188    43.66     9,438     1.15%        2.16%     2.48%
   2004.....................   246,359    42.60    10,495     1.15%        1.85%     6.94%
   2003.....................   276,101    39.84    10,999     1.15%        1.69%    18.93%
   2002.....................   275,659    33.49     9,232     1.15%        2.28%   (10.36)%
   2001.....................   329,490    37.36    12,310     1.15%        2.57%    (4.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type I:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                           --------- ---------- ------- ------------- ---------- ------
 U.S. Equity Fund
   2005..........................................    66,290   $11.82   $   784     1.15%        1.08%     1.33%
   2004..........................................    91,237    11.67     1,065     1.15%        1.30%     6.92%
   2003..........................................   116,718    10.91     1,274     1.15%        1.00%    21.86%
   2002..........................................   124,730     8.96     1,118     1.15%        0.92%   (20.19)%
   2001..........................................   148,206    11.22     1,663     1.15%        0.78%    (9.71)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................   145,662    10.13     1,476     1.15%        1.61%     2.74%
   2004..........................................   159,362     9.86     1,572     1.15%        1.89%    17.43%
   2003..........................................    84,780     8.40       712     1.15%        1.40%    22.93%
   2002..........................................   104,286     6.83       712     1.15%        1.63%   (12.36)%
   2001..........................................    77,071     7.80       601     1.15%        0.50%   (10.56)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   808,598    19.98    16,155     1.15%        2.89%    11.53%
   2004..........................................   797,978    17.91    14,295     1.15%        4.68%    24.43%
   2003..........................................   716,957    14.40    10,321     1.15%        0.87%    26.92%
   2002..........................................   829,759    11.34     9,409     1.15%        0.98%    (5.79)%
   2001..........................................   603,789    12.04     7,270     1.15%        1.14%    10.54%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................   813,814    26.62    21,665     1.15%        2.16%     6.71%
   2004..........................................   983,154    24.95    24,527     1.15%        2.11%     7.28%
   2003.......................................... 1,192,768    23.26    27,738     1.15%        2.14%    12.74%
   2002.......................................... 1,421,344    20.63    29,322     1.15%        2.34%    (7.52)%
   2001.......................................... 1,775,829    22.31    39,619     1.15%        1.28%    (5.95)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................   116,876    18.05     2,109     1.15%        5.07%     0.83%
   2004..........................................   167,130    17.90     2,992     1.15%        5.18%     2.77%
   2003..........................................   273,089    17.42     4,757     1.15%        4.28%     5.17%
   2002..........................................   384,816    16.56     6,373     1.15%        4.75%     9.21%
   2001..........................................   395,265    15.17     5,996     1.15%        3.05%     6.28%
 Forty Portfolio -- Institutional Shares
   2005..........................................   261,109    26.23     6,848     1.15%        0.21%    11.55%
   2004..........................................   284,063    23.51     6,678     1.15%        0.24%    16.87%
   2003..........................................   349,420    20.12     7,029     1.15%        0.47%    19.15%
   2002..........................................   440,506    16.88     7,436     1.15%        0.54%   (16.64)%
   2001..........................................   575,386    20.25    11,652     1.15%        0.39%   (22.73)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    52,616    10.26       540     1.15%        0.00%    11.04%
   2004..........................................    35,517     9.24       328     1.15%        0.00%    12.91%
   2003..........................................    43,987     8.18       360     1.15%        0.00%    24.74%
   2002..........................................    89,338     6.56       586     1.15%        0.00%   (30.36)%
   2001..........................................   200,905     9.42     1,893     1.15%        0.00%   (17.88)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type I:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                             --------- ---------- ------- ------------- ---------- ------
 Global Technology Portfolio -- Service Shares
   2005............................................   148,354   $ 3.91   $   581     1.15%        0.00%    10.27%
   2004............................................   405,198     3.55     1,438     1.15%        0.00%    (0.59)%
   2003............................................   410,355     3.57     1,465     1.15%        0.00%    44.79%
   2002............................................   131,809     2.47       326     1.15%        0.00%   (41.61)%
   2001............................................   150,593     4.22       636     1.15%        0.00%   (38.17)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   271,983    27.18     7,394     1.15%        1.21%    30.78%
   2004............................................   243,886    20.79     5,070     1.15%        0.89%    17.58%
   2003............................................   308,435    17.68     5,453     1.15%        1.21%    33.37%
   2002............................................   455,711    13.26     6,043     1.15%        0.83%   (26.44)%
   2001............................................   594,436    18.02    10,712     1.15%        0.34%   (24.27)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   876,513    23.14    20,286     1.15%        0.32%     3.09%
   2004............................................ 1,056,769    22.45    23,724     1.15%        0.13%     3.31%
   2003............................................ 1,298,348    21.73    28,213     1.15%        0.08%    30.22%
   2002............................................ 1,625,231    16.69    27,125     1.15%        0.00%   (27.36)%
   2001............................................ 2,307,263    22.97    52,998     1.15%        0.02%   (25.75)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   356,682    30.46    10,865     1.15%        0.00%    11.02%
   2004............................................   443,430    27.44    12,167     1.15%        0.00%    19.36%
   2003............................................   552,573    22.99    12,703     1.15%        0.00%    33.55%
   2002............................................   675,661    17.21    11,628     1.15%        0.00%   (28.77)%
   2001............................................ 1,019,009    24.16    24,619     1.15%        0.00%   (40.27)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   756,045    29.92    22,621     1.15%        1.31%     4.65%
   2004............................................   960,865    28.59    27,472     1.15%        0.95%     3.57%
   2003............................................ 1,222,607    27.61    33,750     1.15%        1.08%    22.57%
   2002............................................ 1,716,405    22.52    38,653     1.15%        0.82%   (26.36)%
   2001............................................ 2,399,672    30.58    73,382     1.15%        0.22%   (23.49)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    16,392    13.91       228     1.15%        0.00%     3.83%
   2004............................................    21,713    13.40       291     1.15%        0.00%     4.98%
   2003............................................    21,213    12.76       271     1.15%        0.00%    27.61%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005............................................    54,156    10.74       582     1.15%        0.00%    10.08%
   2004............................................    72,708     9.76       709     1.15%        0.00%     5.38%
   2003............................................   104,805     9.26       970     1.15%        0.00%    24.26%
   2002............................................   152,592     7.45     1,137     1.15%        0.00%   (31.23)%
   2001............................................   274,022    10.83     2,968     1.15%        0.00%   (41.28)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets     Expenses as a Investment
                                                          ------------------ % of Average    Income    Total
Type I:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
-------                                         --------- ---------- ------- ------------- ---------- ------
 Old Mutual Large Cap Growth Portfolio
   2005........................................    62,566   $17.22   $ 1,078     1.15%        0.00%     3.36%
   2004........................................    87,458    16.66     1,457     1.15%        0.00%     7.69%
   2003........................................   106,905    15.47     1,654     1.15%        0.00%    29.68%
   2002........................................   132,559    11.93     1,581     1.15%        0.00%   (30.13)%
   2001........................................   193,697    17.08     3,308     1.15%        0.00%   (29.25)%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   500,005    51.12    25,560     1.15%        0.00%    11.04%
   2004........................................   579,960    46.04    26,700     1.15%        0.00%    18.40%
   2003........................................   667,430    38.88    25,952     1.15%        0.00%    24.15%
   2002........................................   785,562    31.32    24,604     1.15%        0.73%   (28.62)%
   2001........................................ 1,046,981    43.88    45,942     1.15%        0.99%   (32.20)%
 Oppenheimer Balanced Fund/VA
   2005........................................   346,945    40.03    13,888     1.15%        1.81%     2.70%
   2004........................................   393,442    38.98    15,336     1.15%        1.03%     8.83%
   2003........................................   443,367    35.82    15,879     1.15%        3.04%    23.52%
   2002........................................   501,118    29.00    14,532     1.15%        3.69%   (11.43)%
   2001........................................   609,630    32.74    19,959     1.15%        3.70%     0.83%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................   333,860    56.56    18,882     1.15%        0.97%     3.89%
   2004........................................   430,548    54.44    23,438     1.15%        0.33%     5.70%
   2003........................................   488,844    51.50    25,175     1.15%        0.39%    29.44%
   2002........................................   510,800    39.79    20,325     1.15%        0.66%   (27.70)%
   2001........................................   684,426    55.03    37,664     1.15%        0.65%   (13.76)%
 Oppenheimer Core Bond Fund/VA
   2005........................................   209,812    28.92     6,068     1.15%        5.37%     1.41%
   2004........................................   254,234    28.52     7,250     1.15%        4.90%     4.28%
   2003........................................   353,164    27.35     9,658     1.15%        6.02%     5.55%
   2002........................................   459,577    25.91    11,908     1.15%        7.18%     7.83%
   2001........................................   522,745    24.03    12,562     1.15%        6.51%     6.33%
 Oppenheimer High Income Fund/VA
   2005........................................   301,955    39.55    11,941     1.15%        6.84%     1.14%
   2004........................................   357,249    39.10    13,968     1.15%        6.77%     7.71%
   2003........................................   464,434    36.30    16,859     1.15%        7.07%    22.53%
   2002........................................   528,223    29.63    15,651     1.15%       11.01%    (3.52)%
   2001........................................   682,884    30.71    20,971     1.15%       10.37%     0.59%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................   130,828    10.62     1,390     1.15%        4.28%     1.27%
   2004........................................   116,402    10.49     1,221     1.15%        2.55%     3.68%
   2003........................................    50,696    10.12       513     1.15%        2.87%     1.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets      Expenses as a Investment
                                                                 ------------------- % of Average    Income    Total
Type I:                                                  Units   Unit Value   000s    Net Assets     Ratio     Return
-------                                                --------- ---------- -------- ------------- ---------- ------
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005...............................................   241,681   $16.54   $  3,997     1.15%        1.08%     5.31%
   2004...............................................   308,360    15.70      4,842     1.15%        1.41%     9.10%
   2003...............................................   343,987    14.39      4,951     1.15%        1.46%    30.81%
   2002...............................................   296,773    11.00      3,264     1.15%        1.07%   (23.93)%
   2001...............................................   304,116    14.47      4,401     1.15%        0.86%    (5.44)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005...............................................   170,630    14.65      2,500     1.15%        5.74%     1.29%
   2004...............................................   216,517    14.46      3,131     1.15%        4.54%     5.42%
   2003...............................................   240,851    13.72      3,304     1.15%        5.07%    11.93%
   2002...............................................   189,374    12.26      2,322     1.15%        5.67%     7.59%
   2001...............................................    71,246    11.39        811     1.15%        5.33%     5.47%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................    26,665    12.88        343     1.15%        1.93%     2.13%
   2004...............................................    30,695    12.61        387     1.15%        1.97%     7.48%
   2003...............................................    47,015    11.73        552     1.15%        1.61%    14.58%
   2002...............................................    42,782    10.24        438     1.15%        1.58%    (7.94)%
   2001...............................................    30,465    11.12        339     1.15%        2.73%    (2.14)%

Type II:
--------
The Alger American Fund:
 Alger American Growth Portfolio -- Class O
   Shares
   2005............................................... 2,999,894    18.99     56,975     1.40%        0.24%    10.47%
   2004............................................... 4,077,378    17.19     70,099     1.40%        0.00%     4.02%
   2003............................................... 5,247,344    16.53     86,728     1.40%        0.00%    33.27%
   2002............................................... 6,300,041    12.40     78,121     1.40%        0.04%   (33.93)%
   2001............................................... 9,078,703    18.77    170,407     1.40%        0.24%   (13.06)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 3,546,154    11.50     40,770     1.40%        0.00%    15.25%
   2004............................................... 4,648,749     9.98     46,373     1.40%        0.00%    14.94%
   2003............................................... 5,512,357     8.68     47,842     1.40%        0.00%    40.36%
   2002............................................... 5,837,332     6.18     36,075     1.40%        0.00%   (27.26)%
   2001............................................... 7,002,914     8.50     59,525     1.40%        0.05%   (30.51)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................   789,677    13.92     10,989     1.40%        1.27%     3.14%
   2004...............................................   896,018    13.49     12,090     1.40%        0.74%     9.66%
   2003...............................................   848,567    12.30     10,441     1.40%        0.82%    23.04%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005..........................................  1,774,494   $18.61   $ 33,032     1.40%        1.59%     3.56%
   2004..........................................  2,339,886    17.98     42,060     1.40%        1.46%     8.24%
   2003..........................................  2,902,267    16.61     48,197     1.40%        1.57%    25.91%
   2002..........................................  3,514,911    13.19     46,362     1.40%        1.18%   (21.33)%
   2001..........................................  4,307,323    16.77     72,234     1.40%        1.38%    (5.56)%
 Federated Capital Income Fund II
   2005..........................................    868,238    14.61     12,681     1.40%        5.42%     4.80%
   2004..........................................  1,163,852    13.94     16,220     1.40%        4.55%     8.38%
   2003..........................................  1,409,390    12.86     18,123     1.40%        6.47%    18.99%
   2002..........................................  1,835,551    10.81     19,842     1.40%        5.74%   (25.01)%
   2001..........................................  2,347,057    14.41     33,821     1.40%        3.40%   (14.93)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005..........................................  1,528,719    18.25     27,901     1.40%        8.41%     1.23%
   2004..........................................  2,097,504    18.03     37,818     1.40%        7.21%     8.91%
   2003..........................................  2,601,893    16.55     43,074     1.40%        7.23%    20.51%
   2002..........................................  2,789,740    13.74     38,331     1.40%       11.14%    (0.03)%
   2001..........................................  2,986,440    13.74     41,034     1.40%        9.59%    (0.04)%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..........................................  1,011,194    29.87     30,207     1.40%        2.89%     2.59%
   2004..........................................  1,411,464    29.12     41,097     1.40%        2.86%     3.99%
   2003..........................................  1,776,001    28.00     49,727     1.40%        3.73%    16.33%
   2002..........................................  2,151,180    24.07     51,779     1.40%        4.25%   (10.00)%
   2001..........................................  2,740,751    26.75     73,315     1.40%        4.48%    (5.44)%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005..........................................  5,652,873    37.79    213,602     1.40%        0.32%    15.31%
   2004..........................................  6,629,897    32.77    217,263     1.40%        0.34%    13.86%
   2003..........................................  7,362,788    28.78    211,912     1.40%        0.48%    26.67%
   2002..........................................  8,573,160    22.72    194,782     1.40%        0.88%   (10.62)%
   2001.......................................... 10,463,953    25.42    265,994     1.40%        0.85%   (13.48)%
 VIP Equity-Income Portfolio -- Initial Class
   2005..........................................  3,959,444    50.93    201,651     1.40%        2.16%     4.39%
   2004..........................................  5,114,293    48.79    249,514     1.40%        1.62%     9.97%
   2003..........................................  6,335,077    44.37    281,060     1.40%        1.87%    28.51%
   2002..........................................  7,512,400    34.52    259,328     1.40%        1.83%   (18.11)%
   2001..........................................  9,234,283    42.16    389,317     1.40%        1.71%    (6.29)%
 VIP Growth & Income Portfolio -- Initial Class
   2005..........................................  2,672,894    16.15     43,176     1.40%        1.61%     6.13%
   2004..........................................  3,629,327    15.22     55,238     1.40%        0.91%     4.31%
   2003..........................................  4,271,595    14.59     62,324     1.40%        1.19%    22.05%
   2002..........................................  4,584,591    11.95     54,786     1.40%        1.44%   (17.78)%
   2001..........................................  5,388,110    14.54     78,343     1.40%        1.34%   (10.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets      Expenses as a Investment
                                                                ------------------- % of Average    Income    Total
Type II:                                                Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                              --------- ---------- -------- ------------- ---------- ------
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................. 1,336,383   $11.98   $ 16,015     1.40%        0.98%     7.37%
   2004.............................................. 1,746,541    11.16     19,493     1.40%        0.57%     5.69%
   2003.............................................. 2,224,127    10.56     23,487     1.40%        0.83%    28.06%
   2002.............................................. 2,675,446     8.25     22,072     1.40%        1.17%   (22.94)%
   2001.............................................. 3,701,867    10.70     39,610     1.40%        0.43%   (15.63)%
 VIP Growth Portfolio -- Initial Class
   2005.............................................. 1,799,080    49.03     88,215     1.40%        0.53%     4.32%
   2004.............................................. 2,389,719    47.00    112,319     1.40%        0.28%     1.93%
   2003.............................................. 2,970,668    46.11    136,982     1.40%        0.28%    30.99%
   2002.............................................. 3,487,079    35.20    122,745     1.40%        0.28%   (31.08)%
   2001.............................................. 4,744,104    51.08    242,329     1.40%        0.08%   (18.81)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,537,782    19.93     30,651     1.40%        0.00%    16.37%
   2004.............................................. 1,271,445    17.13     21,777     1.40%        0.00%    22.91%
   2003..............................................   623,817    13.94      8,693     1.40%        0.21%    39.35%
 VIP Overseas Portfolio -- Initial Class
   2005.............................................. 1,243,108    29.26     36,368     1.40%        1.20%    17.39%
   2004.............................................. 1,512,742    24.92     37,702     1.40%        1.12%    12.04%
   2003.............................................. 1,385,197    22.24     30,812     1.40%        0.77%    41.37%
   2002..............................................   959,274    15.73     15,089     1.40%        0.78%   (21.40)%
   2001.............................................. 1,347,035    20.02     29,968     1.40%        5.29%   (22.28)%
Franklin Templeton Variable Insurance Products Trust:
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005..............................................   527,506    11.14      5,876     1.40%        1.38%     8.94%
   2004..............................................     2,616    10.23         27     1.40%        0.00%     2.26%
 Templeton Global Income Securities Fund --
   Class I Shares
   2005..............................................   758,677     9.70      7,356     1.40%        2.48%    (4.27)%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 2,433,400    13.60     33,098     1.40%        4.78%     0.61%
   2004.............................................. 3,278,049    13.52     44,314     1.40%        4.53%     1.97%
   2003.............................................. 4,841,528    13.26     64,185     1.40%        3.51%     2.15%
   2002.............................................. 7,151,518    12.98     92,827     1.40%        3.97%     8.35%
   2001.............................................. 4,478,530    11.98     53,653     1.40%        5.69%     5.92%
 International Equity Fund
   2005.............................................. 1,016,254    16.99     17,262     1.40%        1.08%    16.55%
   2004.............................................. 1,068,844    14.57     15,578     1.40%        1.31%    14.23%
   2003..............................................   966,614    12.76     12,333     1.40%        1.83%    35.98%
   2002..............................................   851,108     9.38      7,983     1.40%        0.95%   (24.90)%
   2001..............................................   919,209    12.49     11,481     1.40%        1.49%   (21.97)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type II:                       Units    Unit Value   000s    Net Assets     Ratio     Return
--------                     ---------- ---------- -------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................  2,297,865   $23.70   $ 54,460     1.40%        2.32%    10.18%
   2004.....................  2,940,796    21.51     63,257     1.40%        1.04%    14.40%
   2003.....................  3,645,855    18.80     68,553     1.40%        1.42%    31.08%
   2002.....................  4,093,825    14.34     58,705     1.40%        0.84%   (14.97)%
   2001.....................  4,353,777    16.87     73,448     1.40%        0.92%    (1.09)%
 Money Market Fund
   2005.....................  3,704,428    16.70     61,855     1.40%        2.71%     1.37%
   2004.....................  4,901,894    16.47     80,741     1.40%        0.96%    (0.46)%
   2003.....................  7,774,666    16.55    128,654     1.40%        0.82%    (0.63)%
   2002..................... 15,816,266    16.65    263,341     1.40%        1.49%     0.06%
   2001..................... 17,320,111    16.64    288,207     1.40%        3.77%     2.51%
 Premier Growth Equity Fund
   2005.....................  1,927,270    10.26     19,773     1.40%        0.33%     (012)%
   2004.....................  2,509,730    10.27     25,780     1.40%        0.61%     5.53%
   2003.....................  2,935,628     9.73     28,574     1.40%        0.21%    27.11%
   2002.....................  2,588,994     7.66     19,832     1.40%        0.05%   (22.12)%
   2001.....................  2,201,591     9.83     21,642     1.40%        0.11%   (10.42)%
 Real Estate Securities Fund
   2005.....................  1,262,845    40.01     50,532     1.40%        5.60%    10.22%
   2004.....................  1,626,500    36.30     59,047     1.40%        6.13%    30.51%
   2003.....................  1,816,995    27.82     50,540     1.40%        3.71%    35.46%
   2002.....................  1,999,763    20.53     41,055     1.40%        4.04%    (2.73)%
   2001.....................  2,007,545    21.11     42,379     1.40%        5.55%    10.27%
 S&P 500(R) Index Fund
   2005.....................  3,608,987    48.83    176,226     1.40%        1.48%     3.05%
   2004.....................  4,820,677    47.38    228,425     1.40%        1.59%     8.91%
   2003.....................  6,001,268    43.51    261,094     1.40%        1.39%    26.48%
   2002.....................  6,766,704    34.40    232,775     1.40%        1.19%   (23.45)%
   2001.....................  8,557,014    44.94    384,552     1.40%        0.99%   (13.50)%
 Small-Cap Value Equity Fund
   2005.....................    631,068    15.74      9,930     1.40%        1.07%     8.00%
   2004.....................    601,172    14.57      8,759     1.40%        6.53%    13.53%
   2003.....................    250,698    12.83      3,217     1.40%        0.08%    28.33%
 Total Return Fund
   2005.....................  1,269,956    41.76     53,037     1.40%        2.16%     2.22%
   2004.....................  1,628,394    40.85     66,526     1.40%        1.85%     6.67%
   2003.....................  1,851,000    38.30     70,891     1.40%        1.69%    18.63%
   2002.....................  1,912,451    32.28     61,734     1.40%        2.28%   (10.58)%
   2001.....................  2,104,312    36.10     75,966     1.40%        2.57%    (4.26)%
 U.S. Equity Fund
   2005.....................  1,658,096    11.60     19,232     1.40%        1.08%     1.08%
   2004.....................  2,182,416    11.47     25,043     1.40%        1.30%     6.65%
   2003.....................  2,790,129    10.76     30,020     1.40%        1.00%    21.55%
   2002.....................  2,883,878     8.85     25,522     1.40%        0.92%   (20.39)%
   2001.....................  3,262,755    11.12     36,282     1.40%        0.78%    (9.76)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005..........................................  1,706,906   $ 9.94   $ 16,968     1.40%        1.61%     2.48%
   2004..........................................  1,871,277     9.70     18,151     1.40%        1.89%    17.13%
   2003..........................................  1,361,960     8.28     11,279     1.40%        1.40%    22.62%
   2002..........................................  1,312,915     6.75      8,862     1.40%        1.63%   (12.58)%
   2001..........................................  1,149,638     7.73      8,887     1.40%        0.50%   (10.61)%
 Goldman Sachs Mid Cap Value Fund
   2005..........................................  4,527,563    19.60     88,732     1.40%        2.89%    11.25%
   2004..........................................  5,168,954    17.62     91,055     1.40%        4.68%    24.12%
   2003..........................................  5,480,927    14.19     77,788     1.40%        0.87%    26.60%
   2002..........................................  6,570,451    11.21     73,655     1.40%        0.98%    (6.03)%
   2001..........................................  5,607,364    11.93     66,896     1.40%        1.14%    10.48%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005..........................................  6,322,375    25.95    164,037     1.40%        2.16%     6.45%
   2004..........................................  8,481,388    24.37    206,729     1.40%        2.11%     7.01%
   2003.......................................... 10,944,920    22.78    249,310     1.40%        2.14%    12.46%
   2002.......................................... 13,294,385    20.26    269,344     1.40%        2.34%    (7.75)%
   2001.......................................... 15,654,099    21.96    343,764     1.40%        1.28%    (6.01)%
 Flexible Bond Portfolio -- Institutional Shares
   2005..........................................  1,424,517    17.59     25,058     1.40%        5.07%     0.58%
   2004..........................................  1,965,559    17.49     34,375     1.40%        5.18%     2.51%
   2003..........................................  2,837,246    17.06     48,405     1.40%        4.28%     4.91%
   2002..........................................  3,912,422    16.26     63,616     1.40%        4.75%     8.93%
   2001..........................................  3,772,527    14.93     56,324     1.40%        3.05%     6.22%
 Forty Portfolio -- Institutional Shares
   2005..........................................  2,421,583    25.66     62,140     1.40%        0.21%    11.27%
   2004..........................................  3,136,030    23.06     72,320     1.40%        0.24%    16.57%
   2003..........................................  4,023,535    19.78     79,595     1.40%        0.47%    18.85%
   2002..........................................  5,208,969    16.64     86,677     1.40%        0.54%   (16.85)%
   2001..........................................  7,276,570    20.02    145,677     1.40%        0.39%   (22.78)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    398,805    10.11      4,033     1.40%        0.00%    10.76%
   2004..........................................    445,536     9.13      4,068     1.40%        0.00%    12.62%
   2003..........................................    536,136     8.11      4,346     1.40%        0.00%    24.43%
   2002..........................................    628,264     6.52      4,096     1.40%        0.00%   (30.54)%
   2001..........................................  1,018,589     9.38      9,554     1.40%        0.00%   (17.93)%
 Global Technology Portfolio -- Service Shares
   2005..........................................    998,112     3.86      3,852     1.40%        0.00%    10.00%
   2004..........................................  1,303,658     3.51      4,573     1.40%        0.00%    (0.84)%
   2003..........................................  1,576,779     3.54      5,579     1.40%        0.00%    44.43%
   2002..........................................  1,165,738     2.45      2,856     1.40%        0.00%   (41.76)%
   2001..........................................  1,801,374     4.21      7,584     1.40%        0.00%   (38.20)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type II:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
--------                                          ---------- ---------- -------- ------------- ---------- ------
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,453,109   $26.53   $ 65,087     1.40%        1.21%    30.45%
   2004..........................................  2,795,600    20.34     56,861     1.40%        0.89%    17.28%
   2003..........................................  3,406,891    17.34     59,083     1.40%        1.21%    33.03%
   2002..........................................  4,341,645    13.04     56,615     1.40%        0.83%   (26.63)%
   2001..........................................  5,720,325    17.77    101,650     1.40%        0.34%   (24.32)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,617,633    22.44     81,178     1.40%        0.32%     2.83%
   2004..........................................  4,951,651    21.82    108,051     1.40%        0.13%     3.05%
   2003..........................................  6,553,434    21.17    138,768     1.40%        0.08%    29.89%
   2002..........................................  8,452,760    16.30    137,780     1.40%        0.00%   (27.54)%
   2001.......................................... 12,018,045    22.50    270,406     1.40%        0.02%   (25.79)%
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  2,156,363    29.53     63,688     1.40%        0.00%    10.74%
   2004..........................................  2,713,546    26.67     72,371     1.40%        0.00%    19.06%
   2003..........................................  3,365,664    22.40     75,396     1.40%        0.00%    33.22%
   2002..........................................  4,077,179    16.82     68,578     1.40%        0.00%   (28.94)%
   2001..........................................  5,965,824    23.67    141,211     1.40%        0.00%   (40.30)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  3,785,636    29.01    109,823     1.40%        1.31%     4.39%
   2004..........................................  5,166,794    27.79    143,588     1.40%        0.95%     3.31%
   2003..........................................  6,888,250    26.90    185,294     1.40%        1.08%    22.26%
   2002..........................................  9,455,301    22.00    208,017     1.40%        0.82%   (26.54)%
   2001.......................................... 13,140,429    29.95    393,556     1.40%        0.22%   (23.53)%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................    205,364    13.82      2,837     1.40%        0.00%     3.57%
   2004..........................................    269,724    13.34      3,598     1.40%        0.00%     4.72%
   2003..........................................    290,058    12.74      3,695     1.40%        0.00%    27.40%
Old Mutual Insurance company, Inc.:
 Old Mutual Growth II Portfolio
   2005..........................................    846,032    10.51      8,889     1.40%        0.00%     9.80%
   2004..........................................  1,077,298     9.57     10,309     1.40%        0.00%     5.12%
   2003..........................................  1,479,937     9.10     13,472     1.40%        0.00%    23.95%
   2002..........................................  1,862,990     7.34     13,674     1.40%        0.00%   (31.40)%
   2001..........................................  2,517,899    10.71     26,967     1.40%        0.00%   (41.31)%
 Old Mutual Large Cap Growth Portfolio
   2005..........................................    715,587    16.85     12,059     1.40%        0.00%     3.10%
   2004..........................................    951,432    16.35     15,551     1.40%        0.00%     7.42%
   2003..........................................  1,208,695    15.22     18,392     1.40%        0.00%    29.36%
   2002..........................................  1,537,642    11.76     18,083     1.40%        0.00%   (30.31)%
   2001..........................................  2,370,270    16.88     40,010     1.40%        0.00%   (29.29)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                              Net Assets      Expenses as a Investment
                                                          ------------------- % of Average    Income    Total
Type II:                                          Units   Unit Value   000s    Net Assets     Ratio     Return
--------                                        --------- ---------- -------- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005........................................   974,140   $48.90   $ 47,635     1.40%        0.00%    10.76%
   2004........................................ 1,226,508    44.15     54,149     1.40%        0.00%    18.10%
   2003........................................ 1,615,590    37.38     60,396     1.40%        0.00%    23.84%
   2002........................................ 2,011,156    30.19     60,717     1.40%        0.73%   (28.80)%
   2001........................................ 2,697,267    42.40    114,364     1.40%        0.99%   (32.24)%
 Oppenheimer Balanced Fund/VA
   2005........................................   933,070    38.29     35,730     1.40%        1.81%     2.44%
   2004........................................ 1,138,852    37.38     42,570     1.40%        1.03%     8.56%
   2003........................................ 1,239,242    34.43     42,671     1.40%        3.04%    23.21%
   2002........................................ 1,361,408    27.95     38,051     1.40%        3.69%   (11.65)%
   2001........................................ 1,710,953    31.63     54,117     1.40%        3.70%     0.78%
 Oppenheimer Capital Appreciation Fund/VA
   2005........................................ 1,442,428    54.10     78,038     1.40%        0.97%     3.63%
   2004........................................ 1,901,125    52.20     99,248     1.40%        0.33%     5.44%
   2003........................................ 2,339,204    49.51    115,820     1.40%        0.39%    29.11%
   2002........................................ 2,749,974    38.35    105,462     1.40%        0.66%   (27.88)%
   2001........................................ 3,602,443    53.17    191,542     1.40%        0.65%   (13.81)%
 Oppenheimer Core Bond Fund/VA
   2005........................................ 1,491,249    27.66     41,255     1.40%        5.37%     1.16%
   2004........................................ 1,877,214    27.35     51,339     1.40%        4.90%     4.01%
   2003........................................ 2,467,307    26.29     64,873     1.40%        6.02%     5.29%
   2002........................................ 3,279,704    24.97     81,894     1.40%        7.18%     7.55%
   2001........................................ 3,460,570    23.22     80,354     1.40%        6.51%     6.27%
 Oppenheimer High Income Fund/VA
   2005........................................ 1,092,771    37.83     41,339     1.40%        6.84%     0.89%
   2004........................................ 1,466,579    37.50     54,992     1.40%        6.77%     7.44%
   2003........................................ 1,943,412    34.90     67,825     1.40%        7.07%    22.23%
   2002........................................ 2,202,687    28.55     62,887     1.40%       11.01%    (3.76)%
   2001........................................ 2,829,310    29.67     83,946     1.40%       10.37%     0.54%
PIMCO Variable Insurance Trust:
 Total Return Portfolio -- Administrative Class
   Shares
   2005........................................ 1,447,218    10.55     15,272     1.40%        4.28%     1.02%
   2004........................................ 1,668,114    10.45     17,426     1.40%        2.55%     3.42%
   2003........................................ 1,121,098    10.10     11,324     1.40%        2.87%     1.01%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable Investors Fund --
   Class I
   2005........................................   959,486    16.24     15,582     1.40%        1.08%     5.04%
   2004........................................ 1,309,764    15.46     20,250     1.40%        1.41%     8.83%
   2003........................................ 1,458,598    14.21     20,721     1.40%        1.46%    30.48%
   2002........................................ 1,659,852    10.89     18,076     1.40%        1.07%   (24.13)%
   2001........................................ 1,905,832    14.35     27,349     1.40%        0.86%    (5.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type II:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005.......................................... 1,252,128   $14.39   $18,013     1.40%        5.74%     1.04%
   2004.......................................... 1,499,650    14.24    21,352     1.40%        4.54%     5.15%
   2003.......................................... 1,751,506    13.54    23,716     1.40%        5.07%    11.65%
   2002.......................................... 1,801,349    12.13    21,850     1.40%        5.67%     7.32%
   2001.......................................... 1,168,074    11.30    13,199     1.40%        5.33%     5.42%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005..........................................   421,306    12.65     5,328     1.40%        1.93%     1.88%
   2004..........................................   576,883    12.41     7,162     1.40%        1.97%     7.21%
   2003..........................................   709,502    11.58     8,215     1.40%        1.61%    14.30%
   2002..........................................   751,396    10.13     7,612     1.40%        1.58%    (8.17)%
   2001..........................................   598,880    11.03     6,606     1.40%        2.73%    (2.19)%

Type III:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005..........................................   452,525    14.61     6,612     1.55%        0.49%     3.80%
   2004..........................................   413,942    14.08     5,827     1.55%        0.00%     9.12%
   2003..........................................   218,124    12.90     2,814     1.55%        0.00%    28.99%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005..........................................   751,697     8.08     6,076     1.55%        0.06%     7.16%
   2004..........................................   843,407     7.54     6,362     1.55%        0.00%     4.98%
   2003..........................................   819,887     7.19     5,891     1.55%        0.00%    27.52%
   2002..........................................   912,403     5.63     5,137     1.55%        0.00%   (25.53)%
   2001..........................................   711,998     7.57     5,390     1.55%        0.00%   (24.48)%
 AIM V.I. Growth Fund -- Series I shares
   2005..........................................   461,192     6.51     3,003     1.55%        0.00%     5.82%
   2004..........................................   411,240     6.15     2,530     1.55%        0.00%     6.55%
   2003..........................................   428,522     5.77     2,474     1.55%        0.00%    29.21%
   2002..........................................   432,922     4.47     1,935     1.55%        0.00%   (32.04)%
   2001..........................................   256,780     6.58     1,690     1.55%        0.38%   (34.92)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005..........................................   223,912    12.32     2,758     1.55%        1.31%    15.89%
   2004..........................................     5,333    10.63        57     1.55%        0.62%     6.28%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005.......................................... 1,204,825     7.97     9,606     1.55%        0.81%     4.03%
   2004.......................................... 1,405,859     7.66    10,775     1.55%        0.44%     4.14%
   2003.......................................... 1,650,553     7.36    12,148     1.55%        0.31%    23.15%
   2002.......................................... 1,672,332     5.98    10,001     1.55%        0.37%   (31.34)%
   2001.......................................... 1,239,767     8.70    10,786     1.55%        0.26%   (13.92)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type III:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
The Alger American Growth Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005............................................... 4,303,992   $ 9.16   $39,428     1.55%        0.24%    10.31%
   2004............................................... 5,543,996     8.30    46,043     1.55%        0.00%     3.87%
   2003............................................... 6,573,979     8.00    52,565     1.55%        0.00%    33.07%
   2002............................................... 6,996,520     6.01    42,049     1.55%        0.04%   (34.03)%
   2001............................................... 9,699,706     9.11    88,364     1.55%        0.24%   (13.19)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005............................................... 2,854,634     9.45    26,982     1.55%        0.00%    15.08%
   2004............................................... 3,211,048     8.21    26,374     1.55%        0.00%    14.77%
   2003............................................... 3,662,079     7.16    26,208     1.55%        0.00%    40.14%
   2002............................................... 3,005,645     5.11    15,359     1.55%        0.00%   (27.37)%
   2001............................................... 3,603,281     7.03    25,331     1.55%        0.05%   (30.61)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    85,878    13.91     1,195     1.55%        0.00%     2.05%
   2004...............................................    83,620    13.63     1,140     1.55%        0.00%     3.46%
   2003...............................................    57,664    13.17       760     1.55%        0.00%    31.74%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 4,431,167    11.80    52,302     1.55%        1.27%     2.98%
   2004............................................... 5,035,144    11.46    57,710     1.55%        0.74%     9.50%
   2003............................................... 4,535,288    10.47    47,470     1.55%        0.82%    30.14%
   2002............................................... 2,996,376     8.04    24,091     1.55%        0.55%   (23.47)%
   2001............................................... 2,101,249    10.51    22,084     1.55%        0.42%    (1.41)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   319,168    12.09     3,859     1.55%        0.96%    14.72%
   2004...............................................    18,750    10.54       198     1.55%        0.00%     5.39%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................... 1,331,560     8.02    10,676     1.55%        0.00%    13.07%
   2004............................................... 1,576,586     7.09    11,179     1.55%        0.00%     6.67%
   2003............................................... 1,395,367     6.65     9,275     1.55%        0.00%    21.46%
   2002............................................... 1,384,298     5.47     7,572     1.55%        0.00%   (31.91)%
   2001...............................................   970,931     8.04     7,806     1.55%        0.00%   (18.69)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005...............................................   212,512    10.29     2,186     1.55%        0.00%     3.24%
   2004...............................................   242,167     9.97     2,413     1.55%        0.00%    12.62%
   2003...............................................   221,495     8.85     1,960     1.55%        0.00%    46.38%
   2002...............................................   188,770     6.05     1,142     1.55%        0.00%   (33.12)%
   2001...............................................   158,564     9.04     1,433     1.55%        0.00%   (14.22)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................    46,808   $ 9.96   $   466     1.55%        3.74%    (0.45)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................    48,924     6.99       342     1.55%        0.00%     2.02%
   2004............................................    63,423     6.85       435     1.55%        0.39%     4.57%
   2003............................................    68,554     6.55       449     1.55%        0.11%    24.06%
   2002............................................    80,469     5.28       425     1.55%        0.24%   (30.05)%
   2001............................................    51,180     7.55       386     1.55%        0.08%   (23.78)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 1,391,910    10.49    14,601     1.55%        4.08%     2.26%
   2004............................................   860,149    10.26     8,823     1.55%        2.99%     1.24%
   2003............................................   334,399    10.13     3,388     1.55%        2.23%     1.32%
 VT Worldwide Health Sciences Fund
   2005............................................   265,731    13.11     3,485     1.55%        0.00%     5.38%
   2004............................................   264,611    12.45     3,293     1.55%        0.00%     4.60%
   2003............................................   170,772    11.90     2,032     1.55%        0.00%    18.98%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     9,970    10.83       108     1.55%        0.02%     1.97%
   2004............................................     5,174    10.62        55     1.55%        0.00%     6.22%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    35,061    10.98       385     1.55%        0.39%     1.04%
   2004............................................    19,230    10.87       209     1.55%        2.26%     8.71%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................     6,414    11.06        71     1.55%        0.00%    10.58%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    33,044    11.81       390     1.55%        0.00%     8.77%
   2004............................................    14,204    10.86       154     1.55%        0.17%     8.57%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    55,502    12.15       674     1.55%        1.51%     8.41%
   2004............................................    26,493    11.21       297     1.55%       19.09%    12.09%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary
   Shares
   2005............................................ 1,385,532    11.01    15,254     1.55%        1.59%     3.40%
   2004............................................ 1,658,578    10.65    17,659     1.55%        1.46%     8.08%
   2003............................................ 1,803,370     9.85    17,765     1.55%        1.57%    25.72%
   2002............................................ 1,980,630     7.84    15,528     1.55%        1.18%   (21.45)%
   2001............................................ 2,224,709     9.98    22,203     1.55%        1.38%    (5.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                             Units   Unit Value   000s    Net Assets     Ratio     Return
---------                                           --------- ---------- -------- ------------- ---------- ------
 Federated Capital Income Fund II
   2005............................................   613,764   $ 8.00   $  4,913     1.55%        5.42%     4.64%
   2004............................................   731,805     7.65      5,598     1.55%        4.55%     8.22%
   2003............................................   828,070     7.07      5,853     1.55%        6.47%    18.81%
   2002............................................   812,332     5.95      4,833     1.55%        5.74%   (25.13)%
   2001............................................   988,491     7.95      7,859     1.55%        3.40%   (15.06)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005............................................ 1,683,889    11.68     19,664     1.55%        8.41%     1.07%
   2004............................................ 2,126,172    11.55     24,565     1.55%        7.21%     8.75%
   2003............................................ 2,387,220    10.62     25,361     1.55%        7.23%    20.33%
   2002............................................ 1,727,743     8.83     15,256     1.55%       11.14%    (0.18)%
   2001............................................ 1,497,811     8.85     13,256     1.55%        9.59%    (0.20)%
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   905,372    13.02     11,790     1.55%        8.21%     0.69%
   2004............................................ 1,199,926    12.93     15,517     1.55%        6.83%     8.46%
   2003............................................ 1,293,271    11.92     15,421     1.55%        6.21%    19.91%
   2002............................................   774,123     9.94      7,695     1.55%        8.49%    (0.33)%
   2001............................................   309,175     9.96      3,079     1.55%        4.03%    (0.20)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   503,458    16.37      8,242     1.55%        0.00%     9.17%
   2004............................................   374,357    15.00      5,614     1.55%        0.00%    12.71%
   2003............................................   249,724    13.30      3,322     1.55%        0.00%    33.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005............................................ 1,271,851    10.71     13,626     1.55%        2.89%     2.44%
   2004............................................ 1,494,437    10.46     15,629     1.55%        2.86%     3.84%
   2003............................................ 1,637,889    10.07     16,497     1.55%        3.73%    16.15%
   2002............................................ 1,627,929     8.67     14,114     1.55%        4.25%   (10.14)%
   2001............................................ 1,657,965     9.65     15,999     1.55%        4.48%    (5.58)%
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    49,579    10.58        525     1.55%        1.74%     2.18%
   2004............................................    37,240    10.36        386     1.55%        0.00%     3.56%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................ 9,818,853    13.79    135,431     1.55%        0.32%    15.13%
   2004............................................ 9,382,198    11.98    112,398     1.55%        0.34%    13.69%
   2003............................................ 8,827,250    10.54     93,015     1.55%        0.48%    26.48%
   2002............................................ 8,850,693     8.33     73,726     1.55%        0.88%   (10.75)%
   2001............................................ 9,684,799     9.33     90,359     1.55%        0.85%   (13.61)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 3,724,244    12.98     48,337     1.55%        0.13%    14.85%
   2004............................................ 3,257,688    11.30     36,815     1.55%        0.19%    13.38%
   2003............................................ 2,535,093     9.97     25,268     1.55%        0.25%    26.21%
   2002............................................ 1,678,407     7.90     13,259     1.55%        0.58%   (11.00)%
   2001............................................ 1,052,251     8.87      9,333     1.55%        0.25%   (13.83)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets      Expenses as a Investment
                                                           ------------------- % of Average    Income    Total
Type III:                                         Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                       ---------- ---------- -------- ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005........................................     59,039   $14.02   $    828     1.55%        0.00%    18.82%
   2004........................................     12,019    11.80        142     1.55%        0.00%    (0.28)%
   2003........................................      5,629    11.84         67     1.55%        0.00%    18.35%
 VIP Equity-Income Portfolio -- Initial Class
   2005........................................  7,016,686    12.77     89,621     1.55%        2.16%     4.23%
   2004........................................  7,654,366    12.25     93,795     1.55%        1.62%     9.81%
   2003........................................  7,278,060    11.16     81,220     1.55%        1.87%    28.32%
   2002........................................  7,065,062     8.70     61,466     1.55%        1.75%   (18.23)%
   2001........................................  6,973,887    10.64     74,202     1.55%        1.71%    (6.43)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005........................................  3,440,988    11.65     40,070     1.55%        1.84%     3.94%
   2004........................................  3,674,799    11.20     41,170     1.55%        1.35%     9.51%
   2003........................................  3,196,181    10.23     32,698     1.55%        1.40%    28.02%
   2002........................................  2,476,360     7.99     19,786     1.55%        1.20%   (18.43)%
   2001........................................  1,400,128     9.80     13,721     1.55%        0.26%    (6.70)%
 VIP Growth & Income Portfolio -- Initial Class
   2005........................................  3,094,484    10.06     31,143     1.55%        1.61%     5.97%
   2004........................................  3,584,546     9.50     34,041     1.55%        0.91%     4.16%
   2003........................................  3,790,517     9.12     34,560     1.55%        1.19%    21.86%
   2002........................................  3,699,391     7.48     27,671     1.55%        1.44%   (17.90)%
   2001........................................  4,216,916     9.11     38,416     1.55%        1.34%   (10.17)%
 VIP Growth & Income Portfolio -- Service
   Class 2
   2005........................................  1,001,155     9.81      9,826     1.55%        1.34%     5.74%
   2004........................................  1,094,356     9.28     10,158     1.55%        0.74%     3.89%
   2003........................................  1,025,539     8.93      9,162     1.55%        0.90%    21.54%
   2002........................................    725,106     7.35      5,330     1.55%        1.15%   (18.13)%
   2001........................................    500,280     8.98      4,493     1.55%        0.45%   (10.42)%
 VIP Growth Opportunities Portfolio -- Initial
   Class
   2005........................................  1,014,150     7.93      8,038     1.55%        0.98%     7.21%
   2004........................................  1,207,035     7.39      8,923     1.55%        0.57%     5.53%
   2003........................................  1,415,124     7.01      9,913     1.55%        0.83%    27.87%
   2002........................................  1,667,785     5.48      9,139     1.55%        1.17%   (23.06)%
   2001........................................  2,034,188     7.12     14,483     1.55%        0.43%   (15.75)%
 VIP Growth Portfolio -- Initial Class
   2005........................................  5,808,442     8.63     50,123     1.55%        0.53%     4.17%
   2004........................................  7,449,175     8.28     61,710     1.55%        0.28%     1.78%
   2003........................................  8,825,108     8.14     71,830     1.55%        0.28%    30.80%
   2002........................................  8,672,752     6.22     53,945     1.55%        0.28%   (31.19)%
   2001........................................ 12,207,225     9.04    110,353     1.55%        0.08%   (18.93)%
 VIP Growth Portfolio -- Service Class 2
   2005........................................  1,863,708     7.53     14,031     1.55%        0.28%     3.88%
   2004........................................  1,967,649     7.25     14,261     1.55%        0.13%     1.53%
   2003........................................  1,947,234     7.14     13,901     1.55%        0.10%    30.49%
   2002........................................  1,648,860     5.47      9,019     1.55%        0.12%   (31.38)%
   2001........................................  1,258,983     7.97     10,034     1.55%        0.02%   (19.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets      Expenses as a Investment
                                                              ------------------- % of Average    Income    Total
Type III:                                            Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                          ---------- ---------- -------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005...........................................  3,920,329   $17.65   $ 69,186     1.55%        0.00%    16.20%
   2004...........................................  3,369,576    15.19     51,177     1.55%        0.00%    22.73%
   2003...........................................  2,639,981    12.38     32,671     1.55%        0.21%    36.11%
   2002...........................................  1,420,253     9.09     12,910     1.55%        0.67%   (11.42)%
   2001...........................................    923,291    10.26      9,473     1.55%        0.00%    (5.02)%
 VIP Overseas Portfolio -- Initial Class
   2005...........................................  1,924,211    12.39     23,847     1.55%        1.20%    17.21%
   2004...........................................  2,120,227    10.57     22,418     1.55%        1.12%    11.88%
   2003...........................................  1,598,467     9.45     15,107     1.55%        0.77%    41.15%
   2002...........................................    945,528     6.70      6,335     1.55%        0.78%   (21.51)%
   2001...........................................  1,013,208     8.53      8,643     1.55%        5.29%   (22.40)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...........................................     23,971    11.36        272     1.55%        0.09%     0.85%
   2004...........................................     17,160    11.27        193     1.55%        0.00%    12.67%
Franklin Templeton Variable Insurance Products
  Trust:
 Franklin Income Securities Fund -- Class 2
   Shares
   2005...........................................    193,835    10.40      2,016     1.55%        0.31%     4.00%
 Templeton Foreign Securities Fund -- Class I
   Shares
   2005...........................................    741,767    11.12      8,250     1.55%        1.38%     8.77%
   2004...........................................     13,015    10.23        133     1.55%        0.00%     2.25%
GE Investments Funds, Inc.:
 Income Fund
   2005...........................................  2,881,494    12.64     36,413     1.55%        4.78%     0.46%
   2004...........................................  3,329,493    12.58     41,881     1.55%        4.53%     1.82%
   2003...........................................  4,344,698    12.35     53,674     1.55%        3.51%     2.00%
   2002...........................................  5,417,568    12.11     65,607     1.55%        3.97%     8.19%
   2001...........................................  2,019,964    11.20     22,624     1.55%        5.69%     5.76%
 International Equity Fund
   2005...........................................  1,192,932    11.18     13,340     1.55%        1.08%    16.37%
   2004...........................................  1,083,456     9.61     10,411     1.55%        1.31%    14.06%
   2003...........................................    859,060     8.42      7,237     1.55%        1.83%    35.78%
   2002...........................................    833,396     6.20      5,167     1.55%        0.95%   (25.01)%
   2001...........................................    707,187     8.27      5,848     1.55%        1.49%   (22.09)%
 Mid-Cap Equity Fund
   2005...........................................  4,468,231    16.43     73,417     1.55%        2.32%    10.02%
   2004...........................................  5,232,547    14.93     78,147     1.55%        1.04%    14.23%
   2003...........................................  5,619,701    13.07     73,475     1.55%        1.42%    30.88%
   2002...........................................  5,163,925     9.99     51,588     1.55%        0.84%   (15.10)%
   2001...........................................  4,911,126    11.77     57,804     1.55%        0.92%    (1.24)%
 Money Market Fund
   2005...........................................  7,167,835    11.01     78,945     1.55%        2.71%     1.22%
   2004...........................................  8,174,098    10.88     88,943     1.55%        0.96%    (0.61)%
   2003........................................... 11,477,000    10.95    125,646     1.55%        0.82%    (0.78)%
   2002........................................... 20,588,287    11.03    227,089     1.55%        1.49%    (0.10)%
   2001........................................... 22,228,201    11.04    245,399     1.55%        3.77%     2.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                            Net Assets      Expenses as a Investment
                                        ------------------- % of Average    Income    Total
Type III:                      Units    Unit Value   000s    Net Assets     Ratio     Return
---------                    ---------- ---------- -------- ------------- ---------- ------
 Premier Growth Equity Fund
   2005.....................  3,747,837   $10.16   $ 38,070     1.55%        0.33%    (0.27)%
   2004.....................  4,636,865    10.19     47,228     1.55%        0.61%     5.38%
   2003.....................  5,595,417     9.67     54,083     1.55%        0.21%    26.92%
   2002.....................  4,161,689     7.62     31,712     1.55%        0.05%   (22.24)%
   2001.....................  4,926,747     9.79     48,233     1.55%        0.11%   (10.55)%
 Real Estate Securities Fund
   2005.....................  1,674,080    27.00     45,199     1.55%        5.60%    10.06%
   2004.....................  1,826,831    24.53     44,816     1.55%        6.13%    30.32%
   2003.....................  1,482,565    18.82     27,908     1.55%        3.71%    35.25%
   2002.....................  1,496,540    13.92     20,832     1.55%        4.04%    (2.87)%
   2001.....................  1,162,740    14.33     16,662     1.55%        5.55%    10.10%
 S&P 500(R) Index Fund
   2005..................... 15,011,773     9.64    144,696     1.55%        1.48%     2.90%
   2004..................... 16,938,748     9.37    158,676     1.55%        1.59%     8.75%
   2003..................... 17,702,513     8.61    152,484     1.55%        1.39%    26.29%
   2002..................... 15,768,039     6.82    107,538     1.55%        1.19%   (23.57)%
   2001..................... 17,208,862     8.92    153,503     1.55%        0.99%   (13.63)%
 Small-Cap Value Equity Fund
   2005.....................  2,413,487    15.28     36,883     1.55%        1.07%     7.84%
   2004.....................  2,488,615    14.17     35,266     1.55%        6.53%    13.37%
   2003.....................  1,737,620    12.50     21,720     1.55%        0.08%    22.20%
   2002.....................  1,059,252    10.23     10,836     1.55%        0.31%   (15.19)%
   2001.....................    764,830    12.06      9,224     1.55%        1.00%     8.26%
 Total Return Fund
   2005.....................  6,615,034    12.43     82,206     1.55%        2.16%     2.07%
   2004.....................  5,968,539    12.17     72,667     1.55%        1.85%     6.51%
   2003.....................  4,468,512    11.43     51,076     1.55%        1.69%    18.45%
   2002.....................  2,969,218     9.65     28,653     1.55%        2.28%   (10.72)%
   2001.....................  3,102,244    10.81     33,535     1.55%        2.57%    (4.40)%
 U.S. Equity Fund
   2005.....................  3,050,878    10.57     32,246     1.55%        1.08%     0.93%
   2004.....................  3,554,203    10.47     37,221     1.55%        1.30%     6.49%
   2003.....................  3,883,332     9.83     38,188     1.55%        1.00%    21.37%
   2002.....................  3,959,667     8.10     32,073     1.55%        0.92%   (20.51)%
   2001.....................  3,528,046    10.19     35,951     1.55%        0.78%    (9.90)%
 Value Equity Fund
   2005.....................    882,830    10.06      8,877     1.55%        1.18%     2.45%
   2004.....................    907,459     9.81      8,906     1.55%        1.28%     7.88%
   2003.....................    781,657     9.10      7,112     1.55%        1.55%    22.14%
   2002.....................    662,957     7.45      4,939     1.55%        1.11%   (18.84)%
   2001.....................    375,400     9.18      3,446     1.55%        1.35%   (10.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income    Total
Type III:                                          Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                        ---------- ---------- -------- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.........................................  1,223,599   $11.18   $ 13,685     1.55%        1.61%     2.33%
   2004.........................................  1,205,352    10.93     13,174     1.55%        1.89%    16.96%
   2003.........................................    981,533     9.34      9,172     1.55%        1.40%    22.44%
   2002.........................................    987,170     7.63      7,532     1.55%        1.63%   (12.71)%
   2001.........................................    831,759     8.74      7,270     1.55%        0.50%   (10.75)%
 Goldman Sachs Mid Cap Value Fund
   2005.........................................  3,702,698    23.29     86,225     1.55%        2.89%    11.09%
   2004.........................................  3,766,527    20.96     78,958     1.55%        4.68%    23.94%
   2003.........................................  3,787,195    16.91     64,057     1.55%        0.87%    26.41%
   2002.........................................  4,634,645    13.38     62,012     1.55%        0.98%    (6.17)%
   2001.........................................  4,778,066    14.26     68,135     1.55%        1.14%    10.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.........................................    105,612    14.53      1,534     1.55%        0.00%     7.95%
   2004.........................................     99,497    13.46      1,339     1.55%        0.00%     7.10%
   2003.........................................     43,030    12.57        541     1.55%        0.00%    25.66%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.........................................  7,003,899    12.66     88,642     1.55%        2.16%     6.28%
   2004.........................................  8,567,290    11.91    102,016     1.55%        2.11%     6.85%
   2003......................................... 10,392,686    11.14    115,820     1.55%        2.14%    12.29%
   2002......................................... 12,992,438     9.92    128,885     1.55%        2.34%    (7.89)%
   2001......................................... 14,470,083    10.78    155,987     1.55%        1.28%    (6.15)%
 Balanced Portfolio -- Service Shares
   2005.........................................  2,353,339    11.13     26,189     1.55%        2.08%     6.00%
   2004.........................................  2,734,418    10.50     28,708     1.55%        2.25%     6.62%
   2003.........................................  2,863,634     9.85     28,198     1.55%        1.95%    11.96%
   2002.........................................  2,496,532     8.79     21,945     1.55%        2.24%    (8.12)%
   2001.........................................  1,718,954     9.57     16,450     1.55%        1.81%    (6.38)%
 Flexible Bond Portfolio -- Institutional Shares
   2005.........................................    987,896    12.95     12,795     1.55%        5.07%     0.43%
   2004.........................................  1,239,192    12.90     15,980     1.55%        5.18%     2.36%
   2003.........................................  1,676,494    12.60     21,122     1.55%        4.28%     4.75%
   2002.........................................  2,507,313    12.03     30,163     1.55%        4.75%     8.77%
   2001.........................................  2,013,676    11.06     22,271     1.55%        3.05%     6.06%
 Forty Portfolio -- Institutional Shares
   2005.........................................  5,017,923    11.93     59,848     1.55%        0.21%    11.11%
   2004.........................................  6,116,868    10.73     65,661     1.55%        0.24%    16.40%
   2003.........................................  7,203,025     9.22     66,426     1.55%        0.47%    18.67%
   2002.........................................  8,929,956     7.77     69,386     1.55%        0.54%   (16.98)%
   2001......................................... 12,492,110     9.36    116,926     1.55%        0.39%   (22.89)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005..........................................    731,095   $ 9.83   $  7,183     1.55%        0.01%    10.82%
   2004..........................................    760,869     8.87      6,746     1.55%        0.03%    16.14%
   2003..........................................    756,481     7.63      5,775     1.55%        0.24%    18.37%
   2002..........................................    733,417     6.45      4,731     1.55%        0.31%   (17.23)%
   2001..........................................    543,083     7.79      4,231     1.55%        0.31%   (23.05)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................    576,033    10.03      5,776     1.55%        0.00%    10.59%
   2004..........................................    670,130     9.07      6,076     1.55%        0.00%    12.46%
   2003..........................................    717,420     8.06      5,784     1.55%        0.00%    24.24%
   2002..........................................    830,680     6.49      5,391     1.55%        0.00%   (30.64)%
   2001..........................................  1,091,617     9.36     10,218     1.55%        0.00%   (18.05)%
 Global Technology Portfolio -- Service Shares
   2005..........................................  1,233,835     3.83      4,721     1.55%        0.00%     9.83%
   2004..........................................  1,523,494     3.48      5,307     1.55%        0.00%    (0.99)%
   2003..........................................  2,684,043     3.52      9,444     1.55%        0.00%    44.21%
   2002..........................................  1,683,152     2.44      4,107     1.55%        0.00%   (41.85)%
   2001..........................................  2,037,391     4.20      8,557     1.55%        0.00%   (38.29)%
 International Growth Portfolio -- Institutional
   Shares
   2005..........................................  2,688,659    15.89     42,719     1.55%        1.21%    30.25%
   2004..........................................  2,467,668    12.20     30,101     1.55%        0.89%    17.11%
   2003..........................................  2,671,383    10.42     27,825     1.55%        1.21%    32.83%
   2002..........................................  3,184,335     7.84     24,965     1.55%        0.83%   (26.74)%
   2001..........................................  4,093,422    10.70     43,800     1.55%        0.34%   (24.43)%
 International Growth Portfolio -- Service Shares
   2005..........................................    528,101    11.07      5,848     1.55%        1.04%    29.91%
   2004..........................................    632,531     8.53      5,392     1.55%        0.86%    16.85%
   2003..........................................    780,184     7.30      5,692     1.55%        1.16%    32.45%
   2002..........................................    569,029     5.51      3,135     1.55%        0.90%   (26.91)%
   2001..........................................    484,214     7.54      3,651     1.55%        0.35%   (24.62)%
 Large Cap Growth Portfolio -- Institutional
   Shares
   2005..........................................  6,021,524     8.32     50,094     1.55%        0.32%     2.68%
   2004..........................................  7,309,435     8.10     59,223     1.55%        0.13%     2.90%
   2003..........................................  8,857,926     7.87     69,746     1.55%        0.08%    29.70%
   2002.......................................... 11,016,827     6.07     66,872     1.55%        0.00%   (27.65)%
   2001.......................................... 15,640,723     8.39    131,226     1.55%        0.02%   (25.91)%
 Large Cap Growth Portfolio -- Service Shares
   2005..........................................    502,840     7.06      3,552     1.55%        0.12%     2.41%
   2004..........................................    598,520     6.90      4,128     1.55%        0.00%     2.59%
   2003..........................................    708,457     6.72      4,763     1.55%        0.00%    29.46%
   2002..........................................    904,504     5.19      4,694     1.55%        0.00%   (27.86)%
   2001..........................................    839,635     7.20      6,045     1.55%        0.00%   (26.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets      Expenses as a Investment
                                                             ------------------- % of Average    Income    Total
Type III:                                           Units    Unit Value   000s    Net Assets     Ratio     Return
---------                                         ---------- ---------- -------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005..........................................  4,180,828   $10.40   $ 43,468     1.55%        0.00%    10.58%
   2004..........................................  5,018,713     9.40     47,190     1.55%        0.00%    18.88%
   2003..........................................  5,921,992     7.91     46,839     1.55%        0.00%    33.01%
   2002..........................................  6,608,676     5.95     39,322     1.55%        0.00%   (29.05)%
   2001..........................................  9,149,067     8.38     76,669     1.55%        0.00%   (40.40)%
 Mid Cap Growth Portfolio -- Service Shares
   2005..........................................    542,886     7.22      3,920     1.55%        0.00%    10.30%
   2004..........................................    657,483     6.55      4,305     1.55%        0.00%    18.61%
   2003..........................................    716,420     5.52      3,954     1.55%        0.00%    32.68%
   2002..........................................    659,720     4.16      2,744     1.55%        0.00%   (29.23)%
   2001..........................................    595,649     5.88      3,502     1.55%        0.00%   (40.53)%
 Worldwide Growth Portfolio -- Institutional
   Shares
   2005..........................................  4,584,314     9.32     42,749     1.55%        1.31%     4.23%
   2004..........................................  5,510,687     8.95     49,301     1.55%        0.95%     3.16%
   2003..........................................  6,681,323     8.67     57,943     1.55%        1.08%    22.07%
   2002..........................................  8,491,439     7.10     60,289     1.55%        0.82%   (26.66)%
   2001.......................................... 11,168,696     9.69    108,225     1.55%        0.22%   (23.64)%
 Worldwide Growth Portfolio -- Service Shares
   2005..........................................    657,885     7.22      4,753     1.55%        1.18%     3.94%
   2004..........................................    747,701     6.95      5,197     1.55%        0.87%     2.91%
   2003..........................................    898,747     6.75      6,070     1.55%        0.83%    21.77%
   2002..........................................    981,626     5.55      5,448     1.55%        0.61%   (26.86)%
   2001..........................................    793,669     7.58      6,016     1.55%        0.12%   (23.82)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005..........................................    786,685     6.97      5,481     1.55%        0.14%     2.62%
   2004..........................................    893,355     6.79      6,065     1.55%        0.00%     7.30%
   2003..........................................    842,912     6.33      5,333     1.55%        0.00%    20.71%
   2002..........................................    700,945     5.24      3,673     1.55%        0.00%   (28.84)%
   2001..........................................    546,216     7.37      4,026     1.55%        0.05%   (26.00)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005..........................................    551,663     8.98      4,954     1.55%        0.31%     5.37%
   2004..........................................    599,081     8.52      5,106     1.55%        0.44%     9.41%
   2003..........................................    635,728     7.79      4,952     1.55%        0.44%    19.95%
   2002..........................................    574,565     6.49      3,729     1.55%        0.44%   (22.37)%
   2001..........................................    414,666     8.37      3,471     1.55%        0.21%   (17.41)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005..........................................  1,216,273     9.45     11,489     1.55%        0.00%     3.41%
   2004..........................................  1,391,242     9.13     12,708     1.55%        0.00%     4.57%
   2003..........................................  1,909,855     8.74     16,683     1.55%        0.00%    31.37%
   2002..........................................    695,512     6.65      4,625     1.55%        0.00%   (32.86)%
   2001..........................................    422,279     9.90      4,181     1.55%        0.00%    (6.73)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   172,654   $10.32   $ 1,782     1.55%        0.02%     3.24%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,002,837    11.55    11,582     1.55%        0.54%    14.77%
   2004............................................   924,432    10.06     9,302     1.55%        1.26%    27.84%
   2003............................................   786,019     7.87     6,187     1.55%        2.09%    33.48%
   2002............................................   817,699     5.90     4,824     1.55%        2.45%   (24.09)%
   2001............................................   527,906     7.77     4,102     1.55%        1.81%   (25.62)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   398,797    14.54     5,800     1.55%        0.00%     5.79%
   2004............................................   284,446    13.75     3,911     1.55%        0.00%    11.29%
   2003............................................   180,228    12.35     2,227     1.55%        0.00%    23.54%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   412,204    18.08     7,451     1.55%        1.00%    17.68%
   2004............................................   357,830    15.36     5,497     1.55%        0.53%    14.79%
   2003............................................   115,502    13.38     1,546     1.55%        0.01%    33.82%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................ 1,662,299    11.64    19,354     1.55%        0.00%    10.60%
   2004............................................ 1,961,387    10.53    20,648     1.55%        0.00%    17.93%
   2003............................................ 2,256,796     8.93    20,147     1.55%        0.00%    23.65%
   2002............................................ 2,524,137     7.22    18,224     1.55%        0.73%   (28.91)%
   2001............................................ 3,160,573    10.16    32,111     1.55%        0.99%   (32.34)%
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................   157,401    15.55     2,448     1.55%        0.00%    10.26%
   2004............................................   143,942    14.10     2,030     1.55%        0.00%    17.58%
   2003............................................    94,989    11.99     1,139     1.55%        0.00%    19.94%
 Oppenheimer Balanced Fund/VA
   2005............................................ 1,442,108    13.90    20,042     1.55%        1.81%     2.29%
   2004............................................ 1,573,869    13.59    21,384     1.55%        1.03%     8.40%
   2003............................................ 1,392,720    12.53    17,456     1.55%        3.04%    23.03%
   2002............................................ 1,634,137    10.19    16,652     1.55%        3.69%   (11.79)%
   2001............................................ 1,253,764    11.55    14,481     1.55%        3.70%     0.63%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   190,090    11.17     2,123     1.55%        1.26%     2.07%
   2004............................................    91,270    10.94       999     1.55%        0.00%     9.42%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................ 3,259,047    11.32    36,879     1.55%        0.97%     3.48%
   2004............................................ 3,991,038    10.94    43,645     1.55%        0.33%     5.28%
   2003............................................ 4,204,036    10.39    43,667     1.55%        0.39%    28.92%
   2002............................................ 4,572,961     8.06    36,858     1.55%        0.66%   (27.99)%
   2001............................................ 5,813,569    11.19    65,054     1.55%        0.65%   (13.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type III:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                         --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005..........................................   223,436   $13.33   $ 2,979     1.55%        0.72%     3.25%
   2004..........................................   276,895    12.91     3,575     1.55%        0.20%     4.97%
   2003..........................................   144,909    12.30     1,783     1.55%        0.00%    23.01%
 Oppenheimer Core Bond Fund/VA
   2005.......................................... 1,612,504    12.69    20,467     1.55%        5.37%     1.00%
   2004.......................................... 1,851,570    12.57    23,268     1.55%        4.90%     3.86%
   2003.......................................... 2,355,271    12.10    28,497     1.55%        6.02%     5.13%
   2002.......................................... 3,144,719    11.51    36,196     1.55%        7.18%     7.39%
   2001.......................................... 2,996,459    10.72    32,122     1.55%        6.51%     6.11%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005.......................................... 2,022,013    13.01    26,304     1.55%        0.86%    12.30%
   2004.......................................... 2,029,458    11.58    23,509     1.55%        1.10%    17.04%
   2003.......................................... 1,728,160     9.90    17,104     1.55%        0.56%    40.65%
   2002.......................................... 1,234,629     7.04     8,692     1.55%        0.39%   (23.57)%
   2001..........................................   797,433     9.21     7,344     1.55%        0.19%   (13.54)%
 Oppenheimer High Income Fund/VA
   2005.......................................... 1,307,831    12.17    15,921     1.55%        6.84%     0.74%
   2004.......................................... 1,586,049    12.08    19,167     1.55%        6.77%     7.28%
   2003.......................................... 2,190,615    11.26    24,677     1.55%        7.07%    22.04%
   2002.......................................... 2,032,332     9.23    18,758     1.55%       11.01%    (3.90)%
   2001.......................................... 1,565,613     9.61    15,046     1.55%       10.37%     0.38%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.......................................... 1,333,888     9.83    13,109     1.55%        1.19%     4.11%
   2004.......................................... 1,434,655     9.44    13,543     1.55%        0.69%     7.46%
   2003.......................................... 1,400,956     8.78    12,307     1.55%        0.77%    24.48%
   2002.......................................... 1,058,564     7.06     7,473     1.55%        0.57%   (20.29)%
   2001..........................................   684,833     8.85     6,061     1.55%        0.20%   (11.67)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005..........................................   394,614    17.36     6,852     1.55%        0.00%     8.02%
   2004..........................................   326,766    16.07     5,253     1.55%        0.00%    17.34%
   2003..........................................   175,323    13.70     2,402     1.55%        0.00%    37.00%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005..........................................    50,984    10.41       531     1.55%        5.04%     4.07%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005..........................................   299,743    12.54     3,759     1.55%        3.15%     3.52%
   2004..........................................   279,948    12.11     3,391     1.55%        3.12%     3.93%
   2003..........................................   308,007    11.66     3,590     1.55%        2.67%     0.68%
   2002..........................................   267,370    11.58     3,096     1.55%        3.57%     6.52%
   2001..........................................   143,308    10.87     1,558     1.55%        4.24%     5.92%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type III:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,991,006   $13.25   $26,379     1.55%        6.51%     2.51%
   2004............................................. 2,201,818    12.93    28,459     1.55%        6.62%     7.85%
   2003............................................. 2,029,710    11.98    24,325     1.55%        7.39%    20.95%
   2002............................................. 1,311,594     9.91    12,998     1.55%        8.21%    (2.72)%
   2001.............................................   561,545    10.19     5,722     1.55%        8.36%     0.76%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,419,979    13.99    19,870     1.55%        4.27%     3.13%
   2004............................................. 1,545,499    13.57    20,970     1.55%        4.15%     5.90%
   2003............................................. 1,835,364    12.81    23,515     1.55%        3.05%     2.29%
   2002............................................. 1,989,035    12.53    24,923     1.55%        7.19%    15.76%
   2001.............................................   783,091    10.82     8,473     1.55%        4.95%     4.21%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    84,504     9.98       844     1.55%        2.45%    (0.16)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 5,539,596    12.59    69,747     1.55%        4.28%     0.87%
   2004............................................. 5,339,433    12.48    66,649     1.55%        2.55%     3.27%
   2003............................................. 5,014,594    12.09    60,615     1.55%        2.87%     3.41%
   2002............................................. 3,335,980    11.69    38,998     1.55%        4.44%     7.38%
   2001............................................. 1,441,065    10.89    15,693     1.55%        4.69%     6.69%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   107,394    16.72     1,795     1.55%        0.00%    19.39%
   2004.............................................    46,732    14.00       654     1.55%        0.00%    13.59%
   2003.............................................    11,574    12.33       143     1.55%        0.00%    23.27%
 Jennison Portfolio -- Class II Shares
   2005.............................................    86,137     9.16       789     1.55%        0.00%    12.27%
   2004.............................................    60,703     8.16       495     1.55%        0.06%     7.53%
   2003.............................................    38,702     7.59       294     1.55%        0.00%    27.60%
   2002.............................................     4,765     5.95        28     1.55%        0.00%   (32.23)%
   2001.............................................     4,587     8.78        40     1.55%        0.00%   (22.65)%
 Natural Resources Portfolio -- Class II
   2005.............................................   105,453    14.85     1,566     1.55%        0.00%    48.51%
 SP Prudential U.S. Emerging Growth Portfolio --
   Class II
   2005.............................................     7,938    11.31        90     1.55%       12.89%    15.66%
   2004.............................................     9,731     9.78        95     1.55%        0.00%    19.14%
   2003.............................................     9,775     8.21        80     1.55%        0.00%    39.32%
   2002.............................................     9,695     5.89        57     1.55%        0.00%   (33.46)%
   2001.............................................     9,251     8.86        82     1.55%        0.00%    (9.67)%
 SP William Blair International Growth Portfolio --
   Class II
   2005.............................................     1,902    10.07        19     1.55%        1.76%    14.01%
   2004.............................................     1,996     8.84        18     1.55%        0.00%    14.33%
   2003.............................................     2,094     7.73        16     1.55%        0.00%    36.99%
   2002.............................................     2,205     5.64        12     1.55%        0.00%   (24.03)%
   2001.............................................     2,313     7.43        17     1.55%        0.00%   (38.62)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type III:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,550,783   $ 5.15   $ 7,992     1.55%        0.00%    (0.45)%
   2004............................................   966,564     5.18     5,004     1.55%        0.00%     7.66%
   2003............................................   458,773     4.81     2,206     1.55%        0.00%    43.17%
   2002............................................   374,080     3.36     1,257     1.55%        0.00%   (39.80)%
   2001............................................   236,367     5.58     1,319     1.55%        0.00%   (36.19)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   220,028    14.04     3,090     1.55%        0.64%     2.12%
   2004............................................   250,043    13.75     3,439     1.55%        0.22%     6.40%
   2003............................................   118,583    12.93     1,533     1.55%        0.00%    29.25%
 Salomon Brothers Variable Investors Fund --
   Class I
   2005............................................ 1,786,873    13.23    23,642     1.55%        1.08%     4.88%
   2004............................................ 2,026,692    12.61    25,567     1.55%        1.41%     8.67%
   2003............................................ 2,228,090    11.61    25,865     1.55%        1.46%    30.29%
   2002............................................ 2,548,468     8.91    22,707     1.55%        1.07%   (24.24)%
   2001............................................ 2,548,515    11.76    29,971     1.55%        0.86%    (5.64)%
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................ 1,370,698    13.93    19,099     1.55%        5.74%     0.89%
   2004............................................ 1,480,393    13.81    20,447     1.55%        4.54%     5.00%
   2003............................................ 1,636,493    13.15    21,527     1.55%        5.07%    11.48%
   2002............................................ 1,631,536    11.80    19,252     1.55%        5.67%     7.16%
   2001............................................ 1,091,102    11.01    12,013     1.55%        5.33%     5.26%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005............................................   722,167    11.72     8,465     1.55%        1.93%     1.72%
   2004............................................   826,709    11.52     9,526     1.55%        1.97%     7.06%
   2003............................................   852,267    10.76     9,173     1.55%        1.61%    14.12%
   2002............................................   929,915     9.43     8,769     1.55%        1.58%    (8.31)%
   2001............................................   780,272    10.29     8,029     1.55%        2.73%    (2.34)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       335    10.56         4     1.55%        6.90%     5.59%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................   953,409    12.27    11,700     1.55%        0.95%     2.50%
   2004............................................   743,289    11.97     8,898     1.55%        0.64%    15.61%
   2003............................................   375,479    10.35     3,888     1.55%        0.38%    28.75%
   2002............................................    31,822     8.04       256     1.55%        0.00%   (20.68)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,565    10.12     1,615     1.55%        0.01%     5.98%
   2004............................................   151,642     9.55     1,448     1.55%        0.00%     5.13%
   2003............................................    94,221     9.08       856     1.55%        0.00%    25.07%
   2002............................................    13,078     7.26        95     1.55%        0.00%   (33.70)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type IV:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................    32,904   $14.59   $   480     1.60%        0.49%     3.75%
   2004...............................................    26,485    14.06       373     1.60%        0.00%     9.07%
   2003...............................................     9,830    12.90       127     1.60%        0.00%    28.95%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................    71,818     8.06       579     1.60%        0.06%     7.10%
   2004...............................................   105,589     7.53       795     1.60%        0.00%     4.92%
   2003...............................................    73,176     7.17       525     1.60%        0.00%    27.45%
   2002...............................................    70,462     5.63       397     1.60%        0.00%   (25.57)%
   2001...............................................    80,573     7.56       609     1.60%        0.00%   (24.51)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................    56,599     6.49       368     1.60%        0.00%     5.77%
   2004...............................................    32,016     6.14       197     1.60%        0.00%     6.50%
   2003...............................................    45,289     5.77       261     1.60%        0.00%    29.15%
   2002...............................................    31,521     4.46       141     1.60%        0.00%   (32.08)%
   2001...............................................    29,164     6.57       192     1.60%        0.38%   (34.95)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................    26,474    12.31       326     1.60%        1.31%    15.83%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................    74,743     7.95       594     1.60%        0.81%     3.97%
   2004...............................................   103,905     7.65       795     1.60%        0.44%     4.08%
   2003...............................................   135,714     7.35       997     1.60%        0.31%    23.08%
   2002...............................................   155,557     5.97       929     1.60%        0.37%   (31.37)%
   2001...............................................   165,666     8.70     1,441     1.60%        0.26%   (13.97)%
The Alger American Fund:
 Alger American Growth Portfolio -- Class O Shares
   2005...............................................   521,326     8.67     4,521     1.60%        0.24%    10.25%
   2004...............................................   617,972     7.87     4,861     1.60%        0.00%     3.81%
   2003...............................................   817,059     7.58     6,190     1.60%        0.00%    33.01%
   2002...............................................   936,757     5.70     5,340     1.60%        0.04%   (34.06)%
   2001............................................... 1,392,133     8.64    12,028     1.60%        0.24%   (13.23)%
 Alger American Small Capitalization Portfolio --
   Class O Shares
   2005...............................................   288,311     9.14     2,634     1.60%        0.00%    15.02%
   2004...............................................   356,920     7.94     2,835     1.60%        0.00%    14.71%
   2003...............................................   430,824     6.93     2,984     1.60%        0.00%    40.07%
   2002...............................................   368,144     4.94     1,819     1.60%        0.00%   (27.40)%
   2001...............................................   528,445     6.81     3,599     1.60%        0.05%   (30.65)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................     4,307    13.89        60     1.60%        0.00%     2.00%
   2004...............................................     6,164    13.62        84     1.60%        0.00%     3.41%
   2003...............................................     3,490    13.17        46     1.60%        0.00%    31.70%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type IV:                                             Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................ 453,906   $11.77   $5,344     1.60%        1.27%     2.93%
   2004............................................ 516,553    11.44    5,908     1.60%        0.74%     9.45%
   2003............................................ 564,379    10.45    5,898     1.60%        0.82%    30.08%
   2002............................................ 471,081     8.03    3,783     1.60%        0.55%   (23.51)%
   2001............................................ 340,210    10.50    3,572     1.60%        0.42%    (1.46)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................  29,044    12.08      351     1.60%        0.96%    14.67%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005............................................ 118,324     8.00      946     1.60%        0.00%    13.01%
   2004............................................  76,233     7.08      539     1.60%        0.00%     6.62%
   2003............................................  80,499     6.64      534     1.60%        0.00%    21.40%
   2002............................................  73,936     5.47      404     1.60%        0.00%   (31.95)%
   2001............................................  68,468     8.03      550     1.60%        0.00%   (18.73)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................  21,127    10.26      217     1.60%        0.00%     3.19%
   2004............................................  91,343     9.94      908     1.60%        0.00%    12.56%
   2003............................................  87,421     8.84      772     1.60%        0.00%    46.30%
   2002............................................   4,615     6.04       28     1.60%        0.00%   (33.15)%
   2001............................................   2,245     9.03       20     1.60%        0.00%   (14.26)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................     977     9.95       10     1.60%        3.74%    (0.48)%
Dreyfus:
 The Dreyfus Socially Responsible Growth Fund, Inc.
   -- Initial Shares
   2005............................................  11,324     6.97       79     1.60%        0.00%     1.97%
   2004............................................  12,485     6.84       85     1.60%        0.39%     4.51%
   2003............................................  15,113     6.54       99     1.60%        0.11%    23.99%
   2002............................................  12,416     5.28       66     1.60%        0.24%   (30.08)%
   2001............................................  21,440     7.55      162     1.60%        0.08%   (23.82)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................  69,713    10.48      730     1.60%        4.08%     2.21%
   2004............................................  85,631    10.25      878     1.60%        2.99%     1.19%
   2003............................................  50,865    10.13      515     1.60%        2.23%     1.29%
 VT Worldwide Health Sciences Fund
   2005............................................  28,264    13.10      370     1.60%        0.00%     5.32%
   2004............................................  23,430    12.43      291     1.60%        0.00%     4.54%
   2003............................................  10,439    11.89      124     1.60%        0.00%    18.94%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     545    10.82        6     1.60%        0.02%     1.92%
   2004............................................     545    10.62        6     1.60%        0.00%     6.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type IV:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                              ------- ---------- ------ ------------- ---------- ------
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................   1,124   $10.97   $   12     1.60%        0.39%     0.99%
   2004..............................................   3,311    10.87       36     1.60%        2.26%     8.68%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,683    12.14       45     1.60%        1.51%     8.36%
   2004..............................................     894    11.21       10     1.60%       19.09%    12.05%
Federated Insurance Series:
 Federated American Leaders Fund II -- Primary Shares
   2005.............................................. 155,192     9.85    1,529     1.60%        1.59%     3.35%
   2004.............................................. 190,248     9.53    1,813     1.60%        1.46%     8.03%
   2003.............................................. 219,699     8.82    1,939     1.60%        1.57%    25.66%
   2002.............................................. 218,794     7.02    1,536     1.60%        1.18%   (21.49)%
   2001.............................................. 397,695     8.94    3,555     1.60%        1.38%    (5.75)%
 Federated Capital Income Fund II
   2005..............................................  68,196     7.63      520     1.60%        5.42%     4.59%
   2004.............................................. 102,417     7.30      747     1.60%        4.55%     8.17%
   2003..............................................  68,122     6.74      459     1.60%        6.47%    18.75%
   2002.............................................. 100,284     5.68      570     1.60%        5.74%   (25.16)%
   2001.............................................. 129,702     7.59      984     1.60%        3.40%   (15.11)%
 Federated High Income Bond Fund II -- Primary
   Shares
   2005.............................................. 119,946    11.31    1,357     1.60%        8.41%     1.02%
   2004.............................................. 142,391    11.20    1,594     1.60%        7.21%     8.70%
   2003.............................................. 399,719    10.30    4,118     1.60%        7.23%    20.27%
   2002.............................................. 141,307     8.57    1,211     1.60%       11.14%    (0.23)%
   2001.............................................. 197,752     8.59    1,699     1.60%        9.59%    (0.25)%
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  78,501    12.99    1,020     1.60%        8.21%     0.64%
   2004.............................................. 103,953    12.91    1,342     1.60%        6.83%     8.40%
   2003.............................................. 356,817    11.90    4,248     1.60%        6.21%    19.85%
   2002.............................................. 115,436     9.93    1,146     1.60%        8.49%    (0.38)%
   2001..............................................  45,977     9.96      458     1.60%        4.03%    (0.25)%
 Federated Kaufmann Fund II -- Service Shares
   2005..............................................  58,370    16.35      954     1.60%        0.00%     9.11%
   2004..............................................  32,286    14.98      484     1.60%        0.00%    12.65%
   2003..............................................  41,392    13.30      551     1.60%        0.00%    33.00%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Initial Class
   2005..............................................  97,691    10.45    1,021     1.60%        2.89%     2.39%
   2004.............................................. 120,489    10.20    1,229     1.60%        2.86%     3.78%
   2003.............................................. 126,958     9.83    1,248     1.60%        3.73%    16.09%
   2002.............................................. 150,830     8.47    1,278     1.60%        4.25%   (10.19)%
   2001.............................................. 220,652     9.43    2,081     1.60%        4.48%    (5.63)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................    60,567   $10.57   $   640     1.60%        1.74%     2.13%
   2004.............................................     2,717    10.35        28     1.60%        0.00%     3.53%
 VIP Contrafund(R) Portfolio -- Initial Class
   2005............................................. 1,042,451    13.21    13,773     1.60%        0.32%    15.08%
   2004............................................. 1,074,204    11.48    12,333     1.60%        0.34%    13.63%
   2003............................................. 1,083,766    10.10    10,950     1.60%        0.48%    26.41%
   2002.............................................   985,297     7.99     7,873     1.60%        0.88%   (10.80)%
   2001............................................. 1,229,421     8.96    11,016     1.60%        0.85%   (13.65)%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.............................................   442,401    12.95     5,727     1.60%        0.13%    14.79%
   2004.............................................   410,917    11.28     4,634     1.60%        0.19%    13.32%
   2003.............................................   337,586     9.95     3,360     1.60%        0.25%    26.15%
   2002.............................................   229,420     7.89     1,810     1.60%        0.58%   (11.05)%
   2001.............................................   215,181     8.87     1,909     1.60%        0.25%   (13.88)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005.............................................     7,069    14.00        99     1.60%        0.00%    18.76%
 VIP Equity-Income Portfolio -- Initial Class
   2005.............................................   565,704    11.15     6,305     1.60%        2.16%     4.18%
   2004.............................................   708,367    10.70     7,579     1.60%        1.62%     9.75%
   2003.............................................   757,822     9.75     7,387     1.60%        1.87%    28.25%
   2002.............................................   835,392     7.60     6,349     1.60%        1.83%   (18.27)%
   2001.............................................   917,825     9.30     8,536     1.60%        1.71%    (6.48)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................   375,572    11.61     4,362     1.60%        1.84%     3.89%
   2004.............................................   413,990    11.18     4,628     1.60%        1.35%     9.46%
   2003.............................................   396,193    10.21     4,047     1.60%        1.40%    27.95%
   2002.............................................   367,278     7.98     2,931     1.60%        1.20%   (18.48)%
   2001.............................................   124,443     9.79     1,218     1.60%        0.26%    (6.75)%
 VIP Growth & Income Portfolio -- Initial Class
   2005.............................................   312,942     9.42     2,947     1.60%        1.61%     5.92%
   2004.............................................   449,962     8.89     4,000     1.60%        0.91%     4.11%
   2003.............................................   515,611     8.54     4,403     1.60%        1.19%    21.80%
   2002.............................................   458,068     7.01     3,211     1.60%        1.44%   (17.95)%
   2001.............................................   607,616     8.54     5,189     1.60%        1.34%   (10.21)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................    80,634     9.79       789     1.60%        1.34%     5.69%
   2004.............................................    85,828     9.26       795     1.60%        0.74%     3.84%
   2003.............................................    83,729     8.92       747     1.60%        0.90%    21.47%
   2002.............................................    66,265     7.34       486     1.60%        1.15%   (18.17)%
   2001.............................................   103,917     8.97       932     1.60%        0.45%   (10.47)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005.............................................   194,184     7.55     1,466     1.60%        0.98%     7.16%
   2004.............................................   165,420     7.04     1,165     1.60%        0.57%     5.48%
   2003.............................................   190,777     6.68     1,274     1.60%        0.83%    27.80%
   2002.............................................   204,162     5.22     1,066     1.60%        1.17%   (23.09)%
   2001.............................................   268,664     6.79     1,824     1.60%        0.43%   (15.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income    Total
Type IV:                                                Units   Unit Value  000s   Net Assets     Ratio     Return
--------                                              --------- ---------- ------ ------------- ---------- ------
 VIP Growth Portfolio -- Initial Class
   2005..............................................   453,898   $ 8.34   $3,785     1.60%        0.53%     4.11%
   2004..............................................   559,315     8.01    4,480     1.60%        0.28%     1.73%
   2003..............................................   687,007     7.87    5,410     1.60%        0.28%    30.73%
   2002..............................................   697,045     6.02    4,196     1.60%        0.28%   (31.22)%
   2001.............................................. 1,048,860     8.76    9,188     1.60%        0.08%   (18.97)%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................   202,929     7.51    1,524     1.60%        0.28%     3.82%
   2004..............................................   324,327     7.23    2,346     1.60%        0.13%     1.48%
   2003..............................................   352,465     7.13    2,512     1.60%        0.10%    30.43%
   2002..............................................   282,662     5.46    1,543     1.60%        0.12%   (31.41)%
   2001..............................................   272,129     7.97    2,169     1.60%        0.02%   (19.19)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   317,534    17.60    5,589     1.60%        0.00%    16.14%
   2004..............................................   288,283    15.16    4,369     1.60%        0.00%    22.67%
   2003..............................................   345,059    12.36    4,263     1.60%        0.21%    36.05%
   2002..............................................   184,618     9.08    1,676     1.60%        0.67%   (11.46)%
   2001..............................................    82,604    10.26      848     1.60%        0.00%    (5.06)%
 VIP Overseas Portfolio -- Initial Class
   2005..............................................   183,086    11.71    2,143     1.60%        1.20%    17.15%
   2004..............................................   183,458     9.99    1,833     1.60%        1.12%    11.82%
   2003..............................................   150,134     8.94    1,342     1.60%        0.77%    41.08%
   2002..............................................    87,301     6.33      553     1.60%        0.78%   (21.55)%
   2001..............................................   179,907     8.07    1,452     1.60%        5.29%   (22.43)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................     4,590    11.35       52     1.60%        0.09%     0.80%
   2004..............................................     4,440    11.26       50     1.60%        0.00%    12.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................    26,755    10.40      278     1.60%        0.31%     3.96%
 Templeton Foreign Securities Fund -- Class I Shares
   2005..............................................    43,428    11.12      483     1.60%        1.38%     8.72%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   297,231    12.70    3,774     1.60%        4.78%     0.41%
   2004..............................................   361,084    12.64    4,566     1.60%        4.53%     1.77%
   2003..............................................   529,614    12.43    6,580     1.60%        3.51%     1.95%
   2002..............................................   814,908    12.19    9,934     1.60%        3.97%     8.13%
   2001..............................................   257,747    11.27    2,905     1.60%        5.69%     5.70%
 International Equity Fund
   2005..............................................   121,557    10.93    1,329     1.60%        1.08%    16.31%
   2004..............................................   118,767     9.40    1,116     1.60%        1.31%    14.00%
   2003..............................................   136,373     8.25    1,124     1.60%        1.83%    35.71%
   2002..............................................   103,984     6.08      632     1.60%        0.95%   (25.05)%
   2001..............................................   121,898     8.11      989     1.60%        1.49%   (22.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                           Net Assets     Expenses as a Investment
                                       ------------------ % of Average    Income    Total
Type IV:                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                     --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005.....................   476,280   $14.25   $ 6,786     1.60%        2.32%     9.96%
   2004.....................   562,643    12.96     7,290     1.60%        1.04%    14.17%
   2003.....................   582,397    11.35     6,610     1.60%        1.42%    30.82%
   2002.....................   524,430     8.68     4,552     1.60%        0.84%   (15.14)%
   2001.....................   532,256    10.22     5,440     1.60%        0.92%    (1.29)%
 Money Market Fund
   2005..................... 1,183,264    10.89    12,884     1.60%        2.71%     1.17%
   2004..................... 1,150,922    10.76    12,387     1.60%        0.96%    (0.66)%
   2003..................... 2,170,916    10.83    23,519     1.60%        0.82%    (0.83)%
   2002..................... 3,714,284    10.92    40,560     1.60%        1.49%    (0.15)%
   2001..................... 4,564,152    10.94    49,932     1.60%        3.77%     2.30%
 Premier Growth Equity Fund
   2005.....................   468,133    10.12     4,739     1.60%        0.33%    (0.32)%
   2004.....................   573,363    10.16     5,823     1.60%        0.61%     5.32%
   2003.....................   727,014     9.64     7,010     1.60%        0.21%    26.86%
   2002.....................   482,041     7.60     3,664     1.60%        0.05%   (22.28)%
   2001.....................   419,925     9.78     4,107     1.60%        0.11%   (10.60)%
 Real Estate Securities Fund
   2005.....................   108,845    24.63     2,681     1.60%        5.60%    10.00%
   2004.....................   134,621    22.39     3,014     1.60%        6.13%    30.26%
   2003.....................   160,984    17.19     2,767     1.60%        3.71%    35.19%
   2002.....................   103,220    12.71     1,312     1.60%        4.04%    (2.92)%
   2001.....................    93,831    13.10     1,229     1.60%        5.55%    10.04%
 S&P 500(R) Index Fund
   2005..................... 1,361,455     8.96    12,204     1.60%        1.48%     2.84%
   2004..................... 1,751,256     8.72    15,264     1.60%        1.59%     8.70%
   2003..................... 2,033,863     8.02    16,309     1.60%        1.39%    26.23%
   2002..................... 1,905,073     6.35    12,097     1.60%        1.19%   (23.61)%
   2001..................... 2,084,126     8.32    17,340     1.60%        0.99%   (13.68)%
 Small-Cap Value Equity Fund
   2005.....................   227,994    15.24     3,475     1.60%        1.07%     7.79%
   2004.....................   241,293    14.14     3,412     1.60%        6.53%    13.31%
   2003.....................   205,028    12.48     2,559     1.60%        0.08%    22.14%
   2002.....................   192,153    10.22     1,964     1.60%        0.31%   (15.23)%
   2001.....................   108,992    12.05     1,313     1.60%        1.00%     8.20%
 Total Return Fund
   2005.....................   981,004    11.89    11,667     1.60%        2.16%     2.02%
   2004.....................   847,637    11.66     9,881     1.60%        1.85%     6.46%
   2003.....................   499,190    10.95     5,466     1.60%        1.69%    18.39%
   2002.....................   298,082     9.25     2,757     1.60%        2.28%   (10.76)%
   2001.....................   372,552    10.36     3,860     1.60%        2.57%    (4.45)%
 U.S. Equity Fund
   2005.....................   247,392     9.62     2,379     1.60%        1.08%     0.88%
   2004.....................   291,877     9.53     2,783     1.60%        1.30%     6.44%
   2003.....................   342,666     8.96     3,069     1.60%        1.00%    21.31%
   2002.....................   425,255     7.38     3,138     1.60%        0.92%   (20.55)%
   2001.....................   313,046     9.29     2,908     1.60%        0.78%    (9.94)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type IV:                                       Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                     --------- ---------- ------- ------------- ---------- ------
 Value Equity Fund
   2005.....................................   150,209   $10.03   $ 1,507     1.60%        1.18%     2.40%
   2004.....................................   226,194     9.79     2,215     1.60%        1.28%     7.82%
   2003.....................................   250,640     9.08     2,277     1.60%        1.55%    22.07%
   2002.....................................   261,674     7.44     1,947     1.60%        1.11%   (18.88)%
   2001.....................................   118,284     9.17     1,085     1.60%        1.35%   (10.22)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Growth and Income Fund
   2005.....................................   196,415    10.18     1,999     1.60%        1.61%     2.27%
   2004.....................................   210,870     9.95     2,098     1.60%        1.89%    16.90%
   2003.....................................   134,861     8.51     1,148     1.60%        1.40%    22.38%
   2002.....................................   142,990     6.95       994     1.60%        1.63%   (12.76)%
   2001.....................................   173,565     7.97     1,383     1.60%        0.50%   (10.79)%
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   386,726    20.60     7,966     1.60%        2.89%    11.03%
   2004.....................................   396,090    18.55     7,348     1.60%        4.68%    23.88%
   2003.....................................   393,875    14.98     5,899     1.60%        0.87%    26.34%
   2002.....................................   411,894    11.85     4,881     1.60%        0.98%    (6.22)%
   2001.....................................   436,048    12.64     5,512     1.60%        1.14%    10.25%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................     7,285    14.51       106     1.60%        0.00%     7.90%
   2004.....................................     5,901    13.45        79     1.60%        0.00%     7.05%
   2003.....................................     5,942    12.56        75     1.60%        0.00%    25.61%
Janus Aspen Series:
 Balanced Portfolio -- Institutional Shares
   2005.....................................   554,323    11.96     6,632     1.60%        2.16%     6.23%
   2004.....................................   694,462    11.26     7,821     1.60%        2.11%     6.79%
   2003.....................................   856,023    10.55     9,028     1.60%        2.14%    12.23%
   2002..................................... 1,087,532     9.40    10,223     1.60%        2.34%    (7.94)%
   2001..................................... 1,591,602    10.21    16,250     1.60%        1.28%    (6.20)%
 Balanced Portfolio -- Service Shares
   2005.....................................   187,969    11.10     2,086     1.60%        2.08%     5.95%
   2004.....................................   217,933    10.48     2,283     1.60%        2.25%     6.56%
   2003.....................................   294,903     9.83     2,899     1.60%        1.95%    11.91%
   2002.....................................   337,154     8.79     2,964     1.60%        2.24%    (8.17)%
   2001.....................................   236,619     9.57     2,264     1.60%        1.81%    (6.43)%
 Forty Portfolio -- Institutional Shares
   2005.....................................   424,306    10.43     4,425     1.60%        0.21%    11.05%
   2004.....................................   538,884     9.39     5,060     1.60%        0.24%    16.34%
   2003.....................................   633,901     8.07     5,116     1.60%        0.47%    18.61%
   2002.....................................   839,663     6.80     5,710     1.60%        0.54%   (17.02)%
   2001..................................... 1,245,067     8.20    10,210     1.60%        0.39%   (22.93)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Forty Portfolio -- Service Shares
   2005............................................    56,029   $ 9.80   $   549     1.60%        0.01%    10.76%
   2004............................................    52,220     8.85       462     1.60%        0.03%    16.08%
   2003............................................    82,050     7.62       625     1.60%        0.24%    18.32%
   2002............................................    91,023     6.44       586     1.60%        0.31%   (17.27)%
   2001............................................    96,923     7.79       755     1.60%        0.31%   (23.09)%
 Flexible Bond Portfolio -- Institutional Shares
   2005............................................    75,559    12.83       970     1.60%        5.07%     0.38%
   2004............................................   105,913    12.78     1,354     1.60%        5.18%     2.31%
   2003............................................   138,865    12.50     1,735     1.60%        4.28%     4.69%
   2002............................................   265,752    11.94     3,173     1.60%        4.75%     8.71%
   2001............................................   200,610    10.98     2,203     1.60%        3.05%     6.01%
 Global Life Sciences Portfolio -- Service Shares
   2005............................................    37,181    10.00       372     1.60%        0.00%    10.54%
   2004............................................    34,597     9.04       313     1.60%        0.00%    12.40%
   2003............................................    58,090     8.05       467     1.60%        0.00%    24.18%
   2002............................................    64,305     6.48       417     1.60%        0.00%   (30.68)%
   2001............................................   154,798     9.35     1,447     1.60%        0.00%   (18.09)%
 Global Technology Portfolio -- Service Shares
   2005............................................    88,885     3.82       339     1.60%        0.00%     9.77%
   2004............................................   128,287     3.48       446     1.60%        0.00%    (1.04)%
   2003............................................   266,513     3.51       936     1.60%        0.00%    44.14%
   2002............................................   291,205     2.44       711     1.60%        0.00%   (41.88)%
   2001............................................   275,684     4.19     1,155     1.60%        0.00%   (38.33)%
 Large Cap Growth Portfolio -- Institutional Shares
   2005............................................   584,753     7.87     4,603     1.60%        0.32%     2.63%
   2004............................................   727,653     7.67     5,581     1.60%        0.13%     2.85%
   2003............................................   944,140     7.46     7,041     1.60%        0.08%    29.63%
   2002............................................ 1,174,963     5.75     6,756     1.60%        0.00%   (27.69)%
   2001............................................ 1,819,775     7.96    14,485     1.60%        0.02%   (25.95)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................    39,903     7.05       281     1.60%        0.12%     2.36%
   2004............................................   135,082     6.88       930     1.60%        0.00%     2.54%
   2003............................................   140,493     6.71       943     1.60%        0.00%    29.39%
   2002............................................    85,220     5.19       442     1.60%        0.00%   (27.89)%
   2001............................................   121,973     7.19       877     1.60%        0.00%   (26.11)%
 International Growth Portfolio -- Institutional
   Shares
   2005............................................   272,663    15.70     4,280     1.60%        1.21%    30.19%
   2004............................................   339,786    12.06     4,097     1.60%        0.89%    17.05%
   2003............................................   403,108    10.30     4,152     1.60%        1.21%    32.76%
   2002............................................   565,435     7.76     4,388     1.60%        0.83%   (26.77)%
   2001............................................   784,857    10.60     8,319     1.60%        0.34%   (24.47)%
 International Growth Portfolio -- Service Shares
   2005............................................    47,211    11.05       521     1.60%        1.04%    29.84%
   2004............................................   157,206     8.51     1,337     1.60%        0.86%    16.79%
   2003............................................   150,551     7.28     1,097     1.60%        1.16%    32.39%
   2002............................................    49,363     5.50       271     1.60%        0.90%   (26.95)%
   2001............................................    48,624     7.53       366     1.60%        0.35%   (24.66)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type IV:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Institutional Shares
   2005............................................   460,102   $ 8.94   $ 4,114     1.60%        0.00%    10.52%
   2004............................................   600,545     8.09     4,859     1.60%        0.00%    18.82%
   2003............................................   742,675     6.81     5,057     1.60%        0.00%    32.95%
   2002............................................   867,195     5.12     4,440     1.60%        0.00%   (29.09)%
   2001............................................ 1,217,251     7.22     8,789     1.60%        0.00%   (40.43)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................    33,832     7.20       244     1.60%        0.00%    10.24%
   2004............................................   108,926     6.53       712     1.60%        0.00%    18.55%
   2003............................................    57,225     5.51       315     1.60%        0.00%    32.61%
   2002............................................    70,678     4.16       294     1.60%        0.00%   (29.27)%
   2001............................................    46,629     5.88       274     1.60%        0.00%   (40.56)%
 Worldwide Growth Portfolio -- Institutional Shares
   2005............................................   490,481     9.11     4,468     1.60%        1.31%     4.18%
   2004............................................   610,217     8.74     5,335     1.60%        0.95%     3.11%
   2003............................................   784,140     8.48     6,649     1.60%        1.08%    22.01%
   2002............................................ 1,045,267     6.95     7,265     1.60%        0.82%   (26.69)%
   2001............................................ 1,487,500     9.48    14,101     1.60%        0.22%   (23.68)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................    67,092     7.21       483     1.60%        1.18%     3.89%
   2004............................................    66,686     6.94       463     1.60%        0.87%     2.86%
   2003............................................    84,265     6.74       568     1.60%        0.83%    21.71%
   2002............................................   158,083     5.54       876     1.60%        0.61%   (26.90)%
   2001............................................   227,777     7.58     1,727     1.60%        0.12%   (23.86)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    97,494     6.95       677     1.60%        0.14%     2.57%
   2004............................................   149,865     6.77     1,015     1.60%        0.00%     7.24%
   2003............................................   163,862     6.32     1,035     1.60%        0.00%    20.65%
   2002............................................   120,571     5.24       632     1.60%        0.00%   (28.87)%
   2001............................................    84,171     7.36       619     1.60%        0.05%   (26.04)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005............................................    92,553     8.96       829     1.60%        0.31%     5.32%
   2004............................................    97,894     8.50       833     1.60%        0.44%     9.35%
   2003............................................   107,825     7.78       839     1.60%        0.44%    19.89%
   2002............................................    93,687     6.49       608     1.60%        0.44%   (22.41)%
   2001............................................    61,876     8.36       517     1.60%        0.21%   (17.45)%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    73,656     9.42       694     1.60%        0.00%     3.36%
   2004............................................   167,991     9.12     1,531     1.60%        0.00%     4.51%
   2003............................................   284,319     8.72     2,480     1.60%        0.00%    31.30%
   2002............................................    61,553     6.64       409     1.60%        0.00%   (32.89)%
   2001............................................    67,674     9.90       670     1.60%        0.00%    (6.78)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    15,393    10.32       159     1.60%        0.02%     3.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................  62,891   $11.52   $  724     1.60%        0.54%    14.72%
   2004...............................................  78,182    10.04      785     1.60%        1.26%    27.77%
   2003...............................................  53,344     7.86      419     1.60%        2.09%    33.41%
   2002...............................................  45,786     5.89      270     1.60%        2.45%   (24.13)%
   2001...............................................  41,040     7.76      318     1.60%        1.81%   (25.66)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  87,443    14.52    1,270     1.60%        0.00%     5.74%
   2004...............................................  57,158    13.74      785     1.60%        0.00%    11.23%
   2003...............................................  30,362    12.35      375     1.60%        0.00%    23.50%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  58,562    18.05    1,057     1.60%        1.00%    17.62%
   2004...............................................  80,597    15.35    1,237     1.60%        0.53%    14.73%
   2003...............................................  35,656    13.38      477     1.60%        0.01%    33.77%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA
   2005............................................... 142,556    10.87    1,549     1.60%        0.00%    10.54%
   2004............................................... 197,116     9.83    1,938     1.60%        0.00%    17.87%
   2003............................................... 226,559     8.34    1,890     1.60%        0.00%    23.59%
   2002............................................... 246,315     6.75    1,660     1.60%        0.73%   (28.95)%
   2001............................................... 337,019     9.50    3,202     1.60%        0.99%   (32.37)%
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   2,882    15.53       45     1.60%        0.00%    10.20%
   2004...............................................  56,208    14.09      792     1.60%        0.00%    17.52%
   2003...............................................  11,755    11.99      141     1.60%        0.00%    19.90%
 Oppenheimer Balanced Fund/VA
   2005............................................... 150,629    12.94    1,949     1.60%        1.81%     2.23%
   2004............................................... 151,282    12.66    1,915     1.60%        1.03%     8.34%
   2003............................................... 125,354    11.68    1,464     1.60%        3.04%    22.96%
   2002............................................... 128,522     9.50    1,221     1.60%        3.69%   (11.83)%
   2001............................................... 190,985    10.77    2,057     1.60%        3.70%     0.58%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................  77,698    11.16      867     1.60%        1.26%     2.02%
   2004...............................................   5,686    10.94       62     1.60%        0.00%     9.39%
 Oppenheimer Capital Appreciation Fund/VA
   2005............................................... 309,092    10.88    3,364     1.60%        0.97%     3.43%
   2004............................................... 482,642    10.52    5,079     1.60%        0.33%     5.23%
   2003............................................... 537,049    10.00    5,371     1.60%        0.39%    28.86%
   2002............................................... 575,596     7.76    4,467     1.60%        0.66%   (28.03)%
   2001............................................... 735,051    10.78    7,924     1.60%        0.65%   (13.98)%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005...............................................  72,790    13.31      969     1.60%        0.72%     3.19%
   2004...............................................  46,908    12.90      605     1.60%        0.20%     4.91%
   2003...............................................  35,817    12.30      440     1.60%        0.00%    22.97%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                             ----------------- % of Average    Income    Total
Type IV:                                              Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                             ------- ---------- ------ ------------- ---------- ------
 Oppenheimer Core Bond Fund/VA
   2005............................................. 104,082   $12.74   $1,326     1.60%        5.37%     0.95%
   2004............................................. 138,047    12.62    1,742     1.60%        4.90%     3.81%
   2003............................................. 174,744    12.16    2,124     1.60%        6.02%     5.07%
   2002............................................. 244,092    11.57    2,824     1.60%        7.18%     7.34%
   2001............................................. 290,069    10.78    3,127     1.60%        6.51%     6.06%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 301,751    12.98    3,915     1.60%        0.86%    12.24%
   2004............................................. 334,079    11.56    3,862     1.60%        1.10%    16.98%
   2003............................................. 316,736     9.88    3,130     1.60%        0.56%    40.58%
   2002............................................. 236,062     7.03    1,660     1.60%        0.39%   (23.61)%
   2001.............................................  86,595     9.20      797     1.60%        0.19%   (13.59)%
 Oppenheimer High Income Fund/VA
   2005............................................. 106,278    11.74    1,248     1.60%        6.84%     0.68%
   2004............................................. 151,071    11.66    1,762     1.60%        6.77%     7.23%
   2003............................................. 465,002    10.88    5,057     1.60%        7.07%    21.98%
   2002............................................. 194,552     8.92    1,735     1.60%       11.01%    (3.95)%
   2001............................................. 178,281     9.28    1,654     1.60%       10.37%     0.33%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005............................................. 188,098     9.80    1,844     1.60%        1.19%     4.06%
   2004............................................. 208,590     9.42    1,965     1.60%        0.69%     7.40%
   2003............................................. 222,322     8.77    1,950     1.60%        0.77%    24.42%
   2002............................................. 176,987     7.05    1,248     1.60%        0.57%   (20.33)%
   2001............................................. 140,805     8.84    1,245     1.60%        0.20%   (11.72)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................  28,895    17.34      501     1.60%        0.00%     7.97%
   2004.............................................  28,973    16.06      465     1.60%        0.00%    17.28%
   2003.............................................  24,434    13.70      335     1.60%        0.00%    36.95%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................  19,463    10.40      202     1.60%        5.04%     4.03%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................  23,440    12.51      293     1.60%        3.15%     3.47%
   2004.............................................  25,433    12.09      307     1.60%        3.12%     3.88%
   2003.............................................  31,753    11.64      370     1.60%        2.67%     0.63%
   2002.............................................  21,171    11.56      245     1.60%        3.57%     6.46%
   2001.............................................  23,078    10.86      251     1.60%        4.24%     5.87%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 126,570    13.21    1,673     1.60%        6.51%     2.46%
   2004............................................. 321,681    12.90    4,149     1.60%        6.62%     7.79%
   2003............................................. 363,833    11.97    4,354     1.60%        7.39%    20.89%
   2002.............................................  87,630     9.90      868     1.60%        8.21%    (2.77)%
   2001.............................................  67,250    10.18      685     1.60%        8.36%     0.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s    Net Assets     Ratio     Return
--------                                               ------- ---------- ------- ------------- ---------- ------
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  95,855   $13.96   $ 1,338     1.60%        4.27%     3.08%
   2004............................................... 124,956    13.54     1,692     1.60%        4.15%     5.85%
   2003............................................... 191,002    12.79     2,443     1.60%        3.05%     2.24%
   2002............................................... 249,990    12.51     3,127     1.60%        7.19%    15.71%
   2001............................................... 132,087    10.81     1,428     1.60%        4.95%     4.16%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................   7,455     9.98        74     1.60%        2.45%    (0.19)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 895,378    12.56    11,244     1.60%        4.28%     0.82%
   2004............................................... 966,981    12.46    12,045     1.60%        2.55%     3.21%
   2003............................................... 983,366    12.07    11,868     1.60%        2.87%     3.36%
   2002............................................... 807,952    11.68     9,437     1.60%        4.44%     7.33%
   2001............................................... 397,634    10.88     4,326     1.60%        4.69%     6.63%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  49,459    16.70       826     1.60%        0.00%    19.33%
   2004...............................................     816    13.99        11     1.60%        0.00%    13.54%
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,666    14.61        54     1.60%        0.00%    12.21%
   2004...............................................   1,389    13.02        18     1.60%        0.06%     7.47%
   2003...............................................   1,838    12.12        22     1.60%        0.00%    21.16%
 Natural Resources Portfolio -- Class II
   2005...............................................  10,936    14.85       162     1.60%        0.00%    48.46%
Rydex Variable Trust:
 OTC Fund
   2005...............................................  41,803     5.14       215     1.60%        0.00%    (0.50)%
   2004...............................................  59,997     5.17       310     1.60%        0.00%     7.60%
   2003...............................................  44,380     4.80       213     1.60%        0.00%    43.10%
   2002...............................................  58,597     3.36       197     1.60%        0.00%   (39.83)%
   2001...............................................  18,702     5.58       104     1.60%        0.00%   (36.22)%
Salomon Brothers Variable Series Funds Inc.:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  34,153    14.02       479     1.60%        0.64%     2.07%
   2004...............................................  21,684    13.74       298     1.60%        0.22%     6.35%
   2003...............................................   9,251    12.92       120     1.60%        0.00%    29.21%
 Salomon Brothers Variable Investors Fund -- Class I
   2005............................................... 148,053    11.96     1,771     1.60%        1.08%     4.83%
   2004............................................... 183,361    11.41     2,092     1.60%        1.41%     8.61%
   2003............................................... 213,912    10.51     2,247     1.60%        1.46%    30.22%
   2002............................................... 219,643     8.07     1,773     1.60%        1.07%   (24.28)%
   2001............................................... 239,512    10.65     2,551     1.60%        0.86%    (5.69)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type IV:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
--------                                               ------- ---------- ------ ------------- ---------- ------
 Salomon Brothers Variable Strategic Bond Fund --
   Class I
   2005............................................... 154,005   $13.77   $2,121     1.60%        5.74%     0.84%
   2004............................................... 164,387    13.66    2,245     1.60%        4.54%     4.94%
   2003............................................... 175,980    13.01    2,290     1.60%        5.07%    11.42%
   2002............................................... 208,102    11.68    2,431     1.60%        5.67%     7.10%
   2001............................................... 118,221    10.90    1,289     1.60%        5.33%     5.20%
 Salomon Brothers Variable Total Return Fund --
   Class I
   2005...............................................  60,728    11.31      687     1.60%        1.93%     1.67%
   2004...............................................  68,621    11.12      763     1.60%        1.97%     7.00%
   2003...............................................  61,672    10.39      641     1.60%        1.61%    14.07%
   2002...............................................  65,454     9.11      596     1.60%        1.58%    (8.36)%
   2001...............................................  49,020     9.94      487     1.60%        2.73%    (2.39)%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  24,457    10.56      258     1.60%        6.90%     5.56%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 233,199    12.25    2,856     1.60%        0.95%     2.45%
   2004............................................... 181,856    11.96    2,174     1.60%        0.64%    15.55%
   2003...............................................  56,733    10.35      587     1.60%        0.38%    28.68%
   2002...............................................  36,666     8.04      295     1.60%        0.00%   (20.72)%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................   7,595    10.10       77     1.60%        0.01%     5.92%
   2004...............................................   8,643     9.54       82     1.60%        0.00%     5.07%
   2003...............................................   4,867     9.08       44     1.60%        0.00%    25.01%
   2002...............................................   1,248     7.26        9     1.60%        0.00%   (33.73)%

Type V:
-------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I shares
   2005...............................................     531     7.68        4     0.75%        0.00%     4.95%
   2004...............................................     427     7.32        3     0.75%        0.00%    10.97%
   2003...............................................     171     6.59        1     0.75%        0.00%    25.73%
   2002...............................................     352     5.24        2     0.75%        0.00%   (23.24)%
   2001...............................................   1,322     6.83        9     0.75%        0.00%   (26.62)%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................     499     6.99        3     0.75%        0.06%     8.02%
   2004...............................................     923     6.47        6     0.75%        0.00%     5.83%
   2003...............................................     319     6.11        2     0.75%        0.00%    28.55%
   2002...............................................     451     4.75        2     0.75%        0.00%   (24.92)%
   2001...............................................   1,177     6.33        7     0.75%        0.00%   (23.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income    Total
Type V:                                                Units  Unit Value  000s   Net Assets     Ratio     Return
-------                                               ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Capital Development Fund -- Series I shares
   2005..............................................     974   $12.66   $   12     0.75%        0.00%     8.79%
   2004..............................................     772    11.64        9     0.75%        0.00%    14.63%
   2003..............................................     506    10.15        5     0.75%        0.00%    34.34%
   2002..............................................     623     7.56        5     0.75%        0.00%   (21.95)%
   2001..............................................     506     9.68        5     0.75%        0.00%    (8.78)%
 AIM V.I. Core Equity Fund -- Series I shares
   2005..............................................     283     8.16        2     0.75%        0.84%     4.52%
   2004..............................................     625     7.80        5     0.75%        1.57%     8.15%
   2003..............................................     194     7.21        1     0.75%        0.62%    23.48%
   2002..............................................     240     5.84        1     0.75%        0.72%   (16.22)%
   2001..............................................      39     6.97        1     0.75%        0.00%   (23.43)%
 AIM V.I. Government Securities Fund -- Series I
   shares
   2005..............................................     945    12.38       12     0.75%        3.28%     0.90%
   2004..............................................     241    12.27        3     0.75%        0.08%     1.79%
   2003..............................................  36,083    12.05      435     0.75%        4.30%     0.31%
   2002.............................................. 126,953    12.01    1,525     0.75%        0.12%     8.77%
   2001..............................................     822    11.05        9     0.75%        5.79%     4.87%
 AIM V.I. Technology Fund -- Series I shares
   2005..............................................   3,126     3.03        9     0.75%        0.00%     1.41%
   2004..............................................   3,126     2.99        9     0.75%        0.00%     3.98%
   2003..............................................  39,843     2.87      114     0.75%        0.00%    51.24%
   2002..............................................   3,740     1.90        7     0.75%        0.00%   (45.54)%
   2001..............................................  15,314     3.49       53     0.75%        9.04%   (47.86)%
 AIM V.I. Utilities Fund -- Series I shares
   2005..............................................     796     8.60        7     0.75%        2.38%    15.96%
   2004..............................................     292     7.41        2     0.75%        3.23%    23.58%
   2003..............................................     292     6.00        2     0.75%        1.55%    18.14%
   2002..............................................     300     5.08        2     0.75%        3.97%   (26.09)%
   2001..............................................     153     6.87        1     0.75%        1.00%   (28.48)%
Fidelity Variable Insurance Products Fund:
 VIP Growth & Income Portfolio -- Initial Class
   2005..............................................   2,378    10.23       24     0.75%        1.61%     6.83%
   2004..............................................   2,352     9.58       23     0.75%        0.91%     5.00%
   2003..............................................   3,518     9.12       32     0.75%        1.19%    22.85%
   2002..............................................   2,279     7.42       17     0.75%        1.44%   (17.24)%
   2001..............................................   6,651     8.97       60     0.75%        1.34%    (9.44)%
 VIP Growth Opportunities Portfolio -- Initial Class
   2005..............................................     265     8.67        2     0.75%        0.98%     8.08%
   2004..............................................     238     8.02        2     0.75%        0.57%     6.39%
   2003..............................................     201     7.54        2     0.75%        0.83%    28.90%
   2002..............................................     251     5.85        1     0.75%        1.17%   (22.43)%
   2001..............................................     194     7.54        1     0.75%        0.43%   (15.07)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                   ----------------- % of Average    Income    Total
Type V:                                    Units   Unit Value  000s   Net Assets     Ratio     Return
-------                                  --------- ---------- ------ ------------- ---------- ------
 VIP Mid Cap Portfolio -- Initial Class
   2005.................................     1,987   $19.00   $   38     0.75%        0.00%    17.42%
   2004.................................     2,312    16.18       37     0.75%        0.00%    23.98%
   2003.................................     4,695    13.05       61     0.75%        0.41%    37.60%
   2002.................................     3,180     9.49       30     0.75%        0.98%   (10.50)%
   2001.................................     2,055    10.60       22     0.75%        0.00%    (3.94)%
 VIP Overseas Portfolio -- Initial Class
   2005.................................       792    10.42        8     0.75%        1.20%    18.16%
   2004.................................       932     8.81        8     0.75%        1.12%    12.78%
   2003.................................     1,015     7.82        8     0.75%        0.77%    42.29%
   2002.................................       586     5.49        3     0.75%        0.78%   (20.88)%
GE Investments Funds, Inc.:
 Income Fund
   2005.................................     2,414    13.13       32     0.75%        4.78%     1.27%
   2004.................................     2,654    12.96       34     0.75%        4.53%     2.64%
   2003.................................     3,144    12.63       40     0.75%        3.51%     2.82%
   2002.................................     3,525    12.28       43     0.75%        3.97%     9.06%
   2001.................................     3,905    11.26       44     0.75%        5.69%     6.62%
 International Equity Fund
   2005.................................       148     9.69        1     0.75%        1.08%    17.31%
   2004.................................        --     8.26       --     0.75%        1.31%    14.98%
   2003.................................       185     7.19        1     0.75%        1.83%    36.87%
   2002.................................     1,579     5.25        8     0.75%        0.95%   (24.40)%
 Mid-Cap Equity Fund
   2005.................................     3,530    15.89       56     0.75%        2.32%    10.90%
   2004.................................     3,755    14.33       54     0.75%        1.04%    15.15%
   2003.................................     2,726    12.45       34     0.75%        1.42%    31.94%
   2002.................................     1,841     9.43       17     0.75%        0.84%   (14.41)%
   2001.................................     2,066    11.02       23     0.75%        0.92%    (0.43)%
 Money Market Fund
   2005................................. 1,160,037     1.09    1,262     0.75%        2.71%     2.04%
   2004................................. 1,124,962     1.07    1,199     0.75%        0.96%     0.20%
   2003................................. 2,313,412     1.06    2,461     0.75%        0.82%     0.02%
   2002................................. 3,495,756     1.06    3,706     0.75%        1.49%     0.71%
   2001................................. 1,890,168     1.06    2,004     0.75%        3.77%     3.19%
 Premier Growth Equity Fund
   2005.................................     1,093     9.37       10     0.75%        0.33%     0.53%
   2004.................................     1,381     9.32       13     0.75%        0.61%     6.23%
   2003.................................     1,089     8.78       10     0.75%        0.21%    27.95%
   2002.................................    10,053     6.86       69     0.75%        0.05%   (21.61)%
   2001.................................       207     8.75        2     0.75%        0.11%    (9.82)%
 Real Estate Securities Fund
   2005.................................     3,206    22.94       74     0.75%        5.60%    10.95%
   2004.................................     4,435    20.68       92     0.75%        6.13%    31.38%
   2003.................................     7,434    15.74      117     0.75%        3.71%    36.35%
   2002.................................     8,225    11.55       95     0.75%        4.04%    (2.09)%
   2001.................................     3,236    11.79       38     0.75%        5.55%    10.99%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income    Total
Type V:                                                 Units  Unit Value 000s  Net Assets     Ratio     Return
-------                                                 ------ ---------- ---- ------------- ---------- ------
 S&P 500(R) Index Fund
   2005................................................ 18,549   $ 8.92   $166     0.75%        1.48%     3.73%
   2004................................................ 20,658     8.60    178     0.75%        1.59%     9.63%
   2003................................................ 20,532     7.85    161     0.75%        1.39%    27.31%
   2002................................................ 24,977     6.16    154     0.75%        1.19%   (22.95)%
   2001................................................  6,754     8.00     54     0.75%        0.99%   (12.93)%
 Total Return Fund
   2005................................................  2,841    11.69     33     0.75%        2.16%     2.89%
   2004................................................  2,807    11.36     32     0.75%        1.85%     7.38%
   2003................................................  5,419    10.58     57     0.75%        1.69%    19.41%
   2002................................................  7,330     8.86     65     0.75%        2.28%    (9.99)%
 U.S. Equity Fund
   2005................................................  1,492     9.68     14     0.75%        1.08%     1.74%
   2004................................................  5,947     9.51     57     0.75%        1.30%     7.36%
   2003................................................  5,542     8.86     49     0.75%        1.00%    22.35%
   2002................................................  5,033     7.24     36     0.75%        0.92%   (19.87)%
   2001................................................  4,772     9.04     43     0.75%        0.78%    (9.16)%
Janus Aspen Series:
 Core Equity Portfolio -- Institutional Shares
   2005................................................    901    10.60     10     0.75%        0.10%    14.82%
   2004................................................    674     9.23      6     0.75%        0.13%    12.59%
   2003................................................    360     8.20      3     0.75%        0.17%    22.18%
   2002................................................    332     6.71      2     0.75%        0.35%   (18.88)%
   2001................................................    287     8.27      2     0.75%        0.59%   (12.42)%
 Flexible Bond Portfolio -- Institutional Shares
   2005................................................    608    13.46      8     0.75%        5.07%     1.24%
   2004................................................    940    13.29     12     0.75%        5.18%     3.19%
   2003................................................ 31,881    12.88    411     0.75%        4.28%     5.60%
   2002................................................ 46,091    12.20    562     0.75%        4.75%     9.65%
   2001................................................    941    11.13     10     0.75%        3.05%     6.93%
 Forty Portfolio -- Institutional Shares
   2005................................................    392     8.78      3     0.75%        0.21%    12.00%
   2004................................................    392     7.84      3     0.75%        0.24%    17.34%
   2003................................................    410     6.68      3     0.75%        0.47%    19.63%
   2002................................................    462     5.59      3     0.75%        0.54%   (16.30)%
   2001................................................    649     6.67      4     0.75%        0.39%   (22.26)%
 International Growth Portfolio -- Institutional Shares
   2005................................................  2,773     9.78     27     0.75%        1.21%    31.30%
   2004................................................  3,162     7.45     24     0.75%        0.89%    18.06%
   2003................................................    430     6.31      3     0.75%        1.21%    33.90%
   2002................................................    683     4.71      3     0.75%        0.83%   (26.14)%
   2001................................................    320     6.38      2     0.75%        0.34%   (23.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VI:                                                 Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   259,402   $14.63   $ 3,795     1.50%        0.49%     3.85%
   2004...............................................   258,935    14.09     3,648     1.50%        0.00%     9.18%
   2003...............................................   105,970    12.90     1,367     1.50%        0.00%    29.04%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................... 1,408,972     6.61     9,309     1.50%        0.06%     7.21%
   2004............................................... 1,622,308     6.16     9,998     1.50%        0.00%     5.03%
   2003............................................... 1,804,935     5.87    10,591     1.50%        0.00%    27.58%
   2002............................................... 1,662,052     4.60     7,645     1.50%        0.00%   (25.49)%
   2001............................................... 1,178,042     6.17     7,269     1.50%        0.00%   (24.44)%
 AIM V.I. Growth Fund -- Series I shares
   2005............................................... 1,186,565     4.86     5,766     1.50%        0.00%     5.87%
   2004............................................... 1,324,070     4.59     6,077     1.50%        0.00%     6.60%
   2003............................................... 1,407,142     4.31     6,059     1.50%        0.00%    29.27%
   2002............................................... 1,259,858     3.33     4,195     1.50%        0.00%   (32.01)%
   2001...............................................   860,251     4.90     4,215     1.50%        0.38%   (34.88)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   281,122    12.32     3,464     1.50%        1.31%    15.94%
   2004...............................................    12,535    10.63       133     1.50%        0.62%     6.29%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................... 1,978,886     6.71    13,284     1.50%        0.81%     4.07%
   2004............................................... 2,249,523     6.45    14,509     1.50%        0.44%     4.19%
   2003............................................... 2,590,484     6.19    16,037     1.50%        0.31%    23.21%
   2002............................................... 2,944,086     5.02    14,779     1.50%        0.37%   (31.31)%
   2001............................................... 2,168,360     7.31    15,851     1.50%        0.26%   (13.88)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    49,963    13.93       696     1.50%        0.00%     2.10%
   2004...............................................    57,105    13.64       779     1.50%        0.00%     3.51%
   2003...............................................    61,807    13.18       815     1.50%        0.00%    31.78%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 5,073,128    11.92    60,479     1.50%        1.27%     3.03%
   2004............................................... 5,664,956    11.57    65,547     1.50%        0.74%     9.55%
   2003............................................... 6,291,612    10.56    66,449     1.50%        0.82%    30.20%
   2002............................................... 5,560,666     8.11    45,097     1.50%        0.55%   (23.43)%
   2001............................................... 2,564,812    10.59    27,161     1.50%        0.42%    (1.36)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   540,189    12.10     6,535     1.50%        0.96%    14.78%
   2004...............................................    11,632    10.54       123     1.50%        0.00%     5.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005......................................... 2,060,844   $ 6.52   $13,442     1.50%        0.00%    13.13%
   2004......................................... 2,271,549     5.77    13,097     1.50%        0.00%     6.72%
   2003......................................... 2,454,099     5.40    13,259     1.50%        0.00%    21.52%
   2002......................................... 2,672,956     4.45    11,895     1.50%        0.00%   (31.88)%
   2001......................................... 2,070,574     6.53    13,521     1.50%        0.00%   (18.65)%
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005.........................................   462,188     8.49     3,922     1.50%        0.00%     3.29%
   2004.........................................   694,933     8.22     5,710     1.50%        0.00%    12.67%
   2003.........................................   594,269     7.29     4,333     1.50%        0.00%    46.45%
   2002.........................................   441,575     4.98     2,199     1.50%        0.00%   (33.09)%
   2001.........................................   332,400     7.44     2,473     1.50%        0.00%   (14.18)%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005.........................................       245    14.38         4     1.50%        0.56%     3.07%
   2004.........................................       239    13.95         3     1.50%        1.47%    11.30%
   2003.........................................       247    12.54         3     1.50%        0.20%    27.42%
 VP Ultra(R) Fund -- Class I
   2005.........................................       162    13.00         2     1.50%        0.00%     0.64%
   2004.........................................       152    12.92         2     1.50%        0.00%     9.01%
   2003.........................................       119    11.85         1     1.50%        0.00%    23.03%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005.........................................    13,595     9.96       135     1.50%        3.74%    (0.41)%
Dreyfus:
 Dreyfus Variable Investment Fund -- Money
   Market Portfolio
   2005.........................................     1,983     9.91        20     1.50%        2.98%     1.13%
   2004.........................................     2,477     9.80        24     1.50%        0.04%    (0.95)%
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005.........................................   731,935     6.09     4,458     1.50%        0.00%     2.07%
   2004.........................................   769,616     5.97     4,592     1.50%        0.39%     4.62%
   2003.........................................   805,524     5.70     4,594     1.50%        0.11%    24.11%
   2002.........................................   818,129     4.60     3,763     1.50%        0.24%   (30.01)%
   2001.........................................   675,418     6.57     4,437     1.50%        0.08%   (23.74)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.........................................   664,782    10.48     6,966     1.50%        4.08%     2.31%
   2004.........................................   355,159    10.24     3,637     1.50%        2.99%     1.29%
   2003.........................................    76,569    10.11       774     1.50%        2.23%     1.42%
 VT Worldwide Health Sciences Fund
   2005.........................................   166,296    14.69     2,443     1.50%        0.00%     5.43%
   2004.........................................   178,311    13.94     2,485     1.50%        0.00%     4.64%
   2003.........................................   158,231    13.32     2,107     1.50%        0.00%    28.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................     2,735   $10.84   $    30     1.50%        0.02%     2.02%
   2004............................................     2,802    10.63        30     1.50%        0.00%     6.25%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................    71,429    10.99       785     1.50%        0.39%     1.09%
   2004............................................    53,823    10.87       585     1.50%        2.26%     8.75%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    15,084    11.06       167     1.50%        0.00%    10.62%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    14,558    11.82       172     1.50%        0.00%     8.82%
   2004............................................     3,550    10.86        39     1.50%        0.17%     8.61%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................   100,305    12.16     1,220     1.50%        1.51%     8.46%
   2004............................................    30,059    11.21       337     1.50%       19.09%    12.13%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................ 1,154,901    12.04    13,901     1.50%        8.21%     0.74%
   2004............................................ 1,327,126    11.95    15,856     1.50%        6.83%     8.51%
   2003............................................ 1,277,996    11.01    14,072     1.50%        6.21%    19.97%
   2002............................................   809,652     9.18     7,433     1.50%        8.49%    (0.29)%
   2001............................................   267,415     9.19     2,458     1.50%        4.03%    (0.15)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   581,184    16.39     9,526     1.50%        0.00%     9.22%
   2004............................................   560,782    15.01     8,416     1.50%        0.00%    12.76%
   2003............................................   342,976    13.31     4,565     1.50%        0.00%    33.09%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................    63,676    10.59       674     1.50%        1.74%     2.23%
   2004............................................    48,969    10.36       507     1.50%        0.00%     3.59%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 5,186,128    11.85    61,441     1.50%        0.13%    14.90%
   2004............................................ 4,170,897    10.31    43,004     1.50%        0.19%    13.43%
   2003............................................ 3,764,847     9.09    34,221     1.50%        0.25%    26.27%
   2002............................................ 2,682,748     7.20    19,316     1.50%        0.58%   (10.96)%
   2001............................................ 1,382,517     8.08    11,171     1.50%        0.25%   (13.79)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    35,480    14.04       498     1.50%        0.00%    18.87%
   2004............................................    12,339    11.81       146     1.50%        0.00%    (0.24)%
   2003............................................     2,147    11.84        25     1.50%        0.00%    18.39%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VI:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Equity-Income Portfolio -- Service Class 2
   2005.............................................. 3,664,645   $12.27   $44,981     1.50%        1.84%     3.99%
   2004.............................................. 3,832,777    11.80    45,239     1.50%        1.35%     9.57%
   2003.............................................. 3,817,787    10.77    41,128     1.50%        1.40%    28.08%
   2002.............................................. 2,766,772     8.41    23,269     1.50%        1.20%   (18.40)%
   2001.............................................. 1,247,800    10.31    12,865     1.50%        0.26%    (6.66)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005.............................................. 1,088,443     9.60    10,444     1.50%        1.34%     5.79%
   2004.............................................. 1,246,633     9.07    11,307     1.50%        0.74%     3.94%
   2003.............................................. 1,296,093     8.73    11,310     1.50%        0.90%    21.59%
   2002.............................................. 1,005,224     7.18     7,218     1.50%        1.15%   (18.09)%
   2001..............................................   566,471     8.76     4,962     1.50%        0.45%   (10.38)%
 VIP Growth Portfolio -- Service Class 2
   2005.............................................. 2,994,132     6.43    19,238     1.50%        0.28%     3.92%
   2004.............................................. 3,501,737     6.18    21,649     1.50%        0.13%     1.57%
   2003.............................................. 3,867,958     6.09    23,543     1.50%        0.10%    30.55%
   2002.............................................. 3,350,454     4.66    15,613     1.50%        0.12%   (31.34)%
   2001.............................................. 1,934,977     6.79    13,138     1.50%        0.02%   (19.11)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 4,262,791    17.53    74,722     1.50%        0.00%    16.25%
   2004.............................................. 4,212,965    15.08    63,525     1.50%        0.00%    22.79%
   2003.............................................. 4,191,431    12.28    51,472     1.50%        0.21%    36.18%
   2002.............................................. 3,315,853     9.02    29,909     1.50%        0.67%   (11.38)%
   2001.............................................. 1,749,762    10.18    17,813     1.50%        0.00%    (4.97)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    38,577    11.37       439     1.50%        0.09%     0.89%
   2004..............................................    20,713    11.27       233     1.50%        0.00%    12.70%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   227,416    10.40     2,366     1.50%        0.31%     4.03%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................        83    15.79         1     1.50%        1.34%     8.52%
   2004..............................................     1,220    14.55        18     1.50%        1.16%    16.75%
   2003..............................................     1,243    12.46        15     1.50%        1.70%    30.23%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   758,012    11.12     8,430     1.50%        4.78%     0.51%
   2004..............................................   870,915    11.06     9,636     1.50%        4.53%     1.87%
   2003..............................................   966,837    10.86    10,501     1.50%        3.51%     2.05%
   2002..............................................   518,423    10.64     5,516     1.50%        3.97%     8.24%
 Mid-Cap Equity Fund
   2005.............................................. 2,575,427    15.53    39,990     1.50%        2.32%    10.07%
   2004.............................................. 2,907,866    14.11    41,022     1.50%        1.04%    14.28%
   2003.............................................. 3,087,251    12.34    38,109     1.50%        1.42%    30.95%
   2002.............................................. 2,414,851     9.43    22,772     1.50%        0.84%   (15.06)%
   2001..............................................   952,179    11.10    10,569     1.50%        0.92%    (1.19)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                      Net Assets     Expenses as a Investment
                                                  ------------------ % of Average    Income    Total
Type VI:                                  Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                --------- ---------- ------- ------------- ---------- ------
 Money Market Fund
   2005................................ 2,131,071   $10.48   $22,332     1.50%        2.71%     1.27%
   2004................................ 2,478,586    10.35    25,649     1.50%        0.96%    (0.56)%
   2003................................ 3,852,162    10.41    40,088     1.50%        0.82%    (0.73)%
   2002................................ 4,808,269    10.48    50,391     1.50%        1.49%    (0.05)%
   2001................................ 2,491,737    10.49    26,138     1.50%        3.77%     2.40%
 Premier Growth Equity Fund
   2005................................ 2,235,864     8.79    19,662     1.50%        0.33%    (0.22)%
   2004................................ 2,525,176     8.81    22,256     1.50%        0.61%     5.43%
   2003................................ 2,898,879     8.36    24,234     1.50%        0.21%    26.98%
   2002................................ 1,851,265     6.58    12,181     1.50%        0.05%   (22.20)%
   2001................................   679,903     8.46     5,752     1.50%        0.11%   (10.51)%
 Real Estate Securities Fund
   2005................................   597,987    17.93    10,721     1.50%        5.60%    10.11%
   2004................................   608,444    16.28     9,907     1.50%        6.13%    30.38%
   2003................................   213,635    12.49     2,668     1.50%        3.71%    24.88%
 S&P 500(R) Index Fund
   2005................................ 7,010,803     8.46    59,293     1.50%        1.48%     2.94%
   2004................................ 8,023,430     8.22    65,916     1.50%        1.59%     8.81%
   2003................................ 8,649,924     7.55    65,312     1.50%        1.39%    26.35%
   2002................................ 6,212,679     5.98    37,152     1.50%        1.19%   (23.53)%
   2001................................ 3,034,072     7.82    23,726     1.50%        0.99%   (13.59)%
 Small-Cap Value Equity Fund
   2005................................ 2,295,854    15.63    35,880     1.50%        1.07%     7.89%
   2004................................ 2,477,206    14.48    35,882     1.50%        6.53%    13.42%
   2003................................ 2,484,150    12.77    31,724     1.50%        0.08%    22.26%
   2002................................ 1,979,892    10.45    20,690     1.50%        0.31%   (15.15)%
   2001................................   603,771    12.31     7,432     1.50%        1.00%     8.31%
 Total Return Fund
   2005................................ 1,407,131    11.86    16,694     1.50%        2.16%     2.12%
   2004................................ 1,323,234    11.62    15,373     1.50%        1.85%     6.57%
   2003................................   614,846    10.90     6,702     1.50%        1.69%     9.00%
 U.S. Equity Fund
   2005................................ 1,726,724     9.22    15,917     1.50%        1.08%     0.98%
   2004................................ 1,884,506     9.13    17,204     1.50%        1.30%     6.54%
   2003................................ 2,081,073     8.57    17,831     1.50%        1.00%    21.43%
   2002................................ 1,679,606     7.06    11,858     1.50%        0.92%   (20.48)%
   2001................................   596,270     8.87     5,289     1.50%        0.78%    (9.85)%
 Value Equity Fund
   2005................................ 1,241,042     9.80    12,161     1.50%        1.18%     2.50%
   2004................................ 1,309,833     9.56    12,521     1.50%        1.28%     7.93%
   2003................................ 1,290,905     8.86    11,434     1.50%        1.55%    22.19%
   2002................................   886,780     7.25     6,429     1.50%        1.11%   (18.80)%
   2001................................   321,742     8.93     2,873     1.50%        1.35%   (10.13)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005................................   179,288    11.38     2,041     1.50%        2.89%    13.85%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets     Expenses as a Investment
                                                            ------------------ % of Average    Income    Total
Type VI:                                            Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                          --------- ---------- ------- ------------- ---------- ------
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   108,862   $14.55   $ 1,584     1.50%        0.00%     8.00%
   2004..........................................   122,102    13.47     1,645     1.50%        0.00%     7.15%
   2003..........................................    76,470    12.57       961     1.50%        0.00%    25.70%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.......................................... 5,147,580    10.50    54,030     1.50%        2.08%     6.05%
   2004.......................................... 5,770,002     9.90    57,108     1.50%        2.25%     6.67%
   2003.......................................... 6,256,244     9.28    58,049     1.50%        1.95%    12.02%
   2002.......................................... 4,985,061     8.28    41,276     1.50%        2.24%    (8.07)%
   2001.......................................... 2,682,847     9.01    24,172     1.50%        1.81%    (6.34)%
 Forty Portfolio -- Service Shares
   2005.......................................... 1,363,574     8.22    11,204     1.50%        0.01%    10.87%
   2004.......................................... 1,543,318     7.41    11,437     1.50%        0.03%    16.20%
   2003.......................................... 1,782,763     6.38    11,370     1.50%        0.24%    18.43%
   2002.......................................... 1,974,833     5.39    10,644     1.50%        0.31%   (17.19)%
   2001.......................................... 1,732,144     6.50    11,259     1.50%        0.31%   (23.01)%
 Global Life Sciences Portfolio -- Service Shares
   2005..........................................   428,782     9.44     4,046     1.50%        0.00%    10.65%
   2004..........................................   426,999     8.53     3,642     1.50%        0.00%    12.51%
   2003..........................................   478,853     7.58     3,630     1.50%        0.00%    24.30%
   2002..........................................   559,790     6.10     3,415     1.50%        0.00%   (30.61)%
   2001..........................................   490,003     8.79     4,307     1.50%        0.00%   (18.01)%
 Global Technology Portfolio -- Service Shares
   2005..........................................   785,858     3.76     2,952     1.50%        0.00%     9.88%
   2004..........................................   963,374     3.42     3,293     1.50%        0.00%    (0.94)%
   2003.......................................... 1,112,740     3.45     3,840     1.50%        0.00%    44.28%
   2002.......................................... 1,071,043     2.39     2,560     1.50%        0.00%   (41.82)%
   2001..........................................   972,418     4.11     3,997     1.50%        0.00%   (38.26)%
 International Growth Portfolio -- Service Shares
   2005.......................................... 1,344,688     8.99    12,092     1.50%        1.04%    29.97%
   2004.......................................... 1,645,439     6.92    11,385     1.50%        0.86%    16.91%
   2003.......................................... 1,930,931     5.92    11,428     1.50%        1.16%    32.52%
   2002.......................................... 1,779,820     4.47     7,956     1.50%        0.90%   (26.87)%
   2001.......................................... 1,007,056     6.11     6,153     1.50%        0.35%   (24.59)%
 Large Cap Growth Portfolio -- Service Shares
   2005.......................................... 1,220,770     6.06     7,392     1.50%        0.12%     2.46%
   2004.......................................... 1,455,038     5.91     8,599     1.50%        0.00%     2.64%
   2003.......................................... 1,863,544     5.76    10,730     1.50%        0.00%    29.52%
   2002.......................................... 2,035,353     4.45     9,057     1.50%        0.00%   (27.82)%
   2001.......................................... 1,965,673     6.16    12,109     1.50%        0.00%   (26.03)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                           ------------------ % of Average    Income    Total
Type VI:                                           Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                         --------- ---------- ------- ------------- ---------- ------
 Mid Cap Growth Portfolio -- Service Shares
   2005......................................... 1,583,600   $ 4.87   $ 7,714     1.50%        0.00%    10.35%
   2004......................................... 1,906,646     4.41     8,416     1.50%        0.00%    18.67%
   2003......................................... 2,012,209     3.72     7,485     1.50%        0.00%    32.74%
   2002......................................... 2,245,993     2.80     6,289     1.50%        0.00%   (29.20)%
   2001......................................... 1,979,779     3.96     7,840     1.50%        0.00%   (40.50)%
 Worldwide Growth Portfolio -- Service Shares
   2005......................................... 1,656,643     5.95     9,857     1.50%        1.18%     3.99%
   2004......................................... 1,951,656     5.72    11,167     1.50%        0.87%     2.96%
   2003......................................... 2,228,431     5.56    12,384     1.50%        0.83%    21.83%
   2002......................................... 2,503,755     4.56    11,417     1.50%        0.61%   (26.82)%
   2001......................................... 2,117,193     6.23    13,190     1.50%        0.12%   (23.79)%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005.........................................     2,117    10.83        23     1.50%        4.30%     1.27%
   2004.........................................     3,284    10.69        35     1.50%        4.90%     2.73%
   2003.........................................     3,051    10.41        32     1.50%        3.62%     2.16%
   2002.........................................       378    10.19         4     1.50%        0.00%     1.84%
 International Equity Portfolio
   2005.........................................        27    16.37         1     1.50%        0.03%     9.04%
   2004.........................................       427    15.02         6     1.50%        0.43%    16.59%
   2003.........................................        24    12.88         1     1.50%        0.32%    30.47%
 Mid Cap Value Portfolio
   2005.........................................       307    16.64         5     1.50%        0.86%     7.58%
   2004.........................................     2,771    15.47        43     1.50%        0.66%    19.24%
   2003.........................................     1,288    12.97        17     1.50%        0.41%    27.68%
   2002.........................................       368    10.16         4     1.50%        0.00%     1.55%
 Small Company Portfolio
   2005.........................................        --    16.43        --     1.50%        0.00%     1.87%
   2004.........................................       372    16.13         6     1.50%        0.00%    25.26%
 U.S. Large Cap Core Equity Portfolio
   2005.........................................        --    13.34        --     1.50%        0.00%    (0.17)%
   2004.........................................       449    13.36         6     1.50%        0.00%     7.85%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005......................................... 1,691,836     6.31    10,671     1.50%        0.14%     2.67%
   2004......................................... 1,938,611     6.14    11,910     1.50%        0.00%     7.35%
   2003......................................... 2,370,780     5.72    13,568     1.50%        0.00%    20.77%
   2002......................................... 2,157,083     4.74    10,225     1.50%        0.00%   (28.80)%
   2001......................................... 1,370,095     6.66     9,125     1.50%        0.05%   (25.97)%
 MFS(R) Investors Trust Series -- Service Class
   Shares
   2005......................................... 1,029,689     8.75     9,009     1.50%        0.31%     5.42%
   2004......................................... 1,160,042     8.30     9,628     1.50%        0.44%     9.46%
   2003......................................... 1,311,182     7.58     9,942     1.50%        0.44%    20.01%
   2002......................................... 1,008,165     6.32     6,372     1.50%        0.44%   (22.34)%
   2001.........................................   591,306     8.14     4,813     1.50%        0.21%   (17.37)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................ 1,521,999   $ 8.00   $12,178     1.50%        0.00%     3.46%
   2004............................................ 1,867,578     7.73    14,444     1.50%        0.00%     4.62%
   2003............................................ 2,279,851     7.39    16,854     1.50%        0.00%    31.43%
   2002............................................ 1,656,107     5.62     9,307     1.50%        0.00%   (32.83)%
   2001............................................   643,039     8.37     5,382     1.50%        0.00%    (6.68)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................    32,353    12.66       410     1.50%        0.02%     1.06%
   2004............................................     2,381    12.53        30     1.50%        1.53%     9.36%
   2003............................................     2,387    11.46        27     1.50%        1.64%    14.27%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................ 1,618,806    11.34    18,353     1.50%        0.54%    14.83%
   2004............................................ 1,677,092     9.87    16,559     1.50%        1.26%    27.90%
   2003............................................ 1,772,464     7.72    13,683     1.50%        2.09%    33.54%
   2002............................................ 1,379,854     5.78     7,976     1.50%        2.45%   (24.06)%
   2001............................................   973,433     7.61     7,408     1.50%        1.81%   (25.59)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................   753,968    14.56    10,980     1.50%        0.00%     5.84%
   2004............................................   633,968    13.76     8,723     1.50%        0.00%    11.34%
   2003............................................   406,446    12.36     5,023     1.50%        0.00%    23.58%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................   725,361    18.10    13,129     1.50%        1.00%    17.74%
   2004............................................   630,057    15.37     9,686     1.50%        0.53%    14.85%
   2003............................................   230,441    13.39     3,085     1.50%        0.01%    33.86%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005............................................    57,536    15.57       896     1.50%        0.00%    10.31%
   2004............................................    39,375    14.11       556     1.50%        0.00%    17.64%
   2003............................................    31,218    12.00       375     1.50%        0.00%    19.98%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................   207,455    11.18     2,319     1.50%        1.26%     2.12%
   2004............................................    98,816    10.95     1,082     1.50%        0.00%     9.46%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................   147,798    13.84     2,045     1.50%        0.72%     3.29%
   2004............................................   162,335    13.40     2,175     1.50%        0.20%     5.02%
   2003............................................   123,947    12.76     1,581     1.50%        0.00%    28.73%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................ 4,080,686    11.53    47,035     1.50%        0.86%    12.35%
   2004............................................ 4,391,948    10.26    45,057     1.50%        1.10%    17.10%
   2003............................................ 3,920,479     8.76    34,348     1.50%        0.56%    40.72%
   2002............................................ 2,869,699     6.23    17,878     1.50%        0.39%   (23.53)%
   2001............................................ 1,175,084     8.14     9,565     1.50%        0.19%   (13.50)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VI:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 2,662,363   $ 8.88   $23,638     1.50%        1.19%     4.16%
   2004............................................. 2,970,641     8.52    25,322     1.50%        0.69%     7.51%
   2003............................................. 3,157,518     7.93    25,035     1.50%        0.77%    24.54%
   2002............................................. 2,417,368     6.37    15,399     1.50%        0.57%   (20.25)%
   2001............................................. 1,249,865     7.98     9,974     1.50%        0.20%   (11.63)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   298,597    16.99     5,074     1.50%        0.00%     8.07%
   2004.............................................   361,665    15.72     5,687     1.50%        0.00%    17.39%
   2003.............................................   153,150    13.39     2,051     1.50%        0.00%    42.08%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................   207,741    10.41     2,163     1.50%        5.04%     4.10%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   452,852    12.73     5,765     1.50%        3.15%     3.57%
   2004.............................................   434,475    12.29     5,340     1.50%        3.12%     3.98%
   2003.............................................   467,831    11.82     5,530     1.50%        2.67%     0.73%
   2002.............................................   332,618    11.74     3,905     1.50%        3.57%     6.57%
   2001.............................................    60,992    11.01       672     1.50%        4.24%     5.97%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 2,414,508    13.04    31,491     1.50%        6.51%     2.56%
   2004............................................. 2,804,221    12.72    35,663     1.50%        6.62%     7.90%
   2003............................................. 3,059,826    11.79    36,065     1.50%        7.39%    21.01%
   2002............................................. 1,559,690     9.74    15,191     1.50%        8.21%    (2.67)%
   2001.............................................   455,975    10.01     4,564     1.50%        8.36%     0.81%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005............................................. 1,276,247    15.01    19,151     1.50%        4.27%     3.18%
   2004............................................. 1,554,613    14.54    22,610     1.50%        4.15%     5.95%
   2003............................................. 1,894,983    13.73    26,012     1.50%        3.05%     2.34%
   2002............................................. 2,265,357    13.41    30,378     1.50%        7.19%    15.82%
   2001.............................................   734,864    11.58     8,510     1.50%        4.95%     4.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    30,722     9.99       307     1.50%        2.45%    (0.13)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 6,348,660    13.09    83,080     1.50%        4.28%     0.91%
   2004............................................. 7,036,237    12.97    91,243     1.50%        2.55%     3.32%
   2003............................................. 7,871,654    12.55    98,801     1.50%        2.87%     3.46%
   2002............................................. 6,050,592    12.13    73,394     1.50%        4.44%     7.43%
   2001............................................. 1,662,057    11.29    18,765     1.50%        4.69%     6.74%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   108,719    16.74     1,820     1.50%        0.00%    19.45%
   2004.............................................     8,957    14.01       126     1.50%        0.00%    13.65%
   2003.............................................     1,058    12.33        13     1.50%        0.00%    23.31%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VI:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005............................................    29,925   $14.65   $   438     1.50%        0.00%    12.32%
   2004............................................     9,471    13.04       124     1.50%        0.06%     7.58%
   2003............................................     1,465    12.12        18     1.50%        0.00%    21.24%
 Natural Resources Portfolio -- Class II
   2005............................................    49,596    14.86       737     1.50%        0.00%    48.56%
Rydex Variable Trust:
 OTC Fund
   2005............................................ 1,057,008     3.60     3,804     1.50%        0.00%    (0.40)%
   2004............................................ 1,437,477     3.61     5,194     1.50%        0.00%     7.71%
   2003............................................ 2,012,893     3.35     6,752     1.50%        0.00%    43.24%
   2002............................................ 1,244,185     2.34     2,911     1.50%        0.00%   (39.77)%
   2001............................................   985,138     3.89     3,832     1.50%        0.00%   (36.16)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   243,202    14.06     3,420     1.50%        0.64%     2.17%
   2004............................................   256,500    13.76     3,530     1.50%        0.22%     6.45%
   2003............................................   227,655    12.93     2,943     1.50%        0.00%    29.29%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................       323    10.56         3     1.50%        6.90%     5.63%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................        45    15.23         1     1.50%        0.07%     1.72%
   2004............................................        39    14.97         1     1.50%        0.00%    (0.04)%
   2003............................................       115    14.98         2     1.50%        0.00%    43.99%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,995,664    12.29    24,532     1.50%        0.95%     2.55%
   2004............................................ 2,063,852    11.99    24,739     1.50%        0.64%    15.67%
   2003............................................ 1,196,175    10.36    12,396     1.50%        0.38%    28.81%
   2002............................................   221,211     8.05     1,781     1.50%        0.00%   (20.65)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   432,422    10.14     4,383     1.50%        0.01%     6.03%
   2004............................................   460,774     9.56     4,405     1.50%        0.00%     5.18%
   2003............................................   398,198     9.09     3,620     1.50%        0.00%    25.13%
   2002............................................    74,860     7.26       543     1.50%        0.00%   (33.67)%

Type VII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................   319,250    14.55     4,645     1.70%        0.49%     3.64%
   2004............................................   243,024    14.04     3,412     1.70%        0.00%     8.95%
   2003............................................    60,892    12.89       785     1.70%        0.00%    28.86%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income    Total
Type VII:                                                Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                              --------- ---------- ------- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005...............................................   722,162   $ 6.53   $ 4,718     1.70%        0.06%     6.99%
   2004...............................................   739,787     6.11     4,517     1.70%        0.00%     4.81%
   2003...............................................   753,640     5.83     4,391     1.70%        0.00%    27.32%
   2002...............................................   490,960     4.58     2,249     1.70%        0.00%   (25.64)%
   2001...............................................   409,321     6.15     2,517     1.70%        0.00%   (24.59)%
 AIM V.I. Growth Fund -- Series I shares
   2005...............................................   371,246     4.81     1,784     1.70%        0.00%     5.66%
   2004...............................................   415,235     4.55     1,889     1.70%        0.00%     6.39%
   2003...............................................   499,360     4.28     2,135     1.70%        0.00%    29.01%
   2002...............................................   429,559     3.31     1,422     1.70%        0.00%   (32.15)%
   2001...............................................   351,148     4.88     1,714     1.70%        0.38%   (35.02)%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005...............................................   125,130    12.30     1,538     1.70%        1.31%    15.71%
   2004...............................................     9,877    10.63       105     1.70%        0.62%     6.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   701,399     6.64     4,656     1.70%        0.81%     3.86%
   2004...............................................   830,798     6.39     5,310     1.70%        0.44%     3.97%
   2003............................................... 1,001,733     6.15     6,157     1.70%        0.31%    22.96%
   2002............................................... 1,063,872     5.00     5,319     1.70%        0.37%   (31.45)%
   2001...............................................   818,340     7.29     5,966     1.70%        0.26%   (14.06)%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...............................................    32,039    14.21       455     1.70%        0.00%     1.89%
   2004...............................................    24,392    13.94       340     1.70%        0.00%     3.30%
   2003...............................................    10,640    13.50       144     1.70%        0.00%    41.35%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005............................................... 2,330,524    11.79    27,474     1.70%        1.27%     2.82%
   2004............................................... 2,489,918    11.47    28,548     1.70%        0.74%     9.33%
   2003............................................... 2,585,197    10.49    27,110     1.70%        0.82%    29.94%
   2002............................................... 1,951,504     8.07    15,749     1.70%        0.55%   (23.59)%
   2001...............................................   825,837    10.56     8,721     1.70%        0.42%    (1.56)%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................   257,907    12.07     3,113     1.70%        0.96%    14.55%
   2004...............................................     4,986    10.54        53     1.70%        0.00%     5.37%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................   965,778     6.45     6,229     1.70%        0.00%    12.90%
   2004...............................................   952,418     5.71     5,441     1.70%        0.00%     6.50%
   2003............................................... 1,076,259     5.36     5,773     1.70%        0.00%    21.27%
   2002............................................... 1,159,015     4.42     5,123     1.70%        0.00%   (32.02)%
   2001...............................................   813,964     6.51     5,299     1.70%        0.00%   (18.81)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                               Net Assets     Expenses as a Investment
                                                            ----------------- % of Average    Income    Total
Type VII:                                            Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                           ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein Small Cap Growth Portfolio --
   Class B
   2005............................................ 122,293   $ 8.39   $1,026     1.70%        0.00%     3.08%
   2004............................................ 185,390     8.14    1,509     1.70%        0.00%    12.44%
   2003............................................ 196,320     7.24    1,421     1.70%        0.00%    46.15%
   2002............................................ 134,844     4.95      667     1.70%        0.00%   (33.22)%
   2001............................................  62,503     7.42      464     1.70%        0.00%   (14.35)%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005............................................  31,593     9.95      314     1.70%        3.74%    (0.55)%
Dreyfus:
 The Dreyfus Socially Responsible Growth
   Fund, Inc. -- Initial Shares
   2005............................................ 109,011     6.02      657     1.70%        0.00%     1.86%
   2004............................................ 118,886     5.91      703     1.70%        0.39%     4.40%
   2003............................................ 137,028     5.66      776     1.70%        0.11%    23.86%
   2002............................................ 146,590     4.57      670     1.70%        0.24%   (30.16)%
   2001............................................ 127,492     6.55      835     1.70%        0.08%   (23.90)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005............................................ 755,703    10.40    7,861     1.70%        4.08%     2.10%
   2004............................................ 560,106    10.19    5,707     1.70%        2.99%     1.08%
   2003............................................ 132,120    10.08    1,332     1.70%        2.23%     1.21%
   2002............................................     208     9.96        2     1.70%        0.00%    (0.41)%
 VT Worldwide Health Sciences Fund
   2005............................................  91,773    14.08    1,292     1.70%        0.00%     5.21%
   2004............................................  87,810    13.38    1,175     1.70%        0.00%     4.43%
   2003............................................  61,139    12.81      783     1.70%        0.00%    27.77%
   2002............................................   3,029    10.03       30     1.70%        0.00%    (0.29)%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005............................................   6,325    10.80       68     1.70%        0.02%     1.81%
   2004............................................     378    10.61        4     1.70%        0.00%     6.11%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005............................................ 155,124    10.96    1,700     1.70%        0.39%     0.88%
   2004............................................  69,705    10.86      757     1.70%        2.26%     8.60%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................  30,147    11.05      333     1.70%        0.00%    10.46%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................  23,139    11.78      273     1.70%        0.00%     8.60%
   2004............................................   9,908    10.85      107     1.70%        0.17%     8.46%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................  66,356    12.12      804     1.70%        1.51%     8.24%
   2004............................................  21,959    11.20      246     1.70%       19.09%    11.98%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   655,414   $11.90   $ 7,801     1.70%        8.21%     0.54%
   2004............................................   674,150    11.84     7,981     1.70%        6.83%     8.29%
   2003............................................   705,085    10.93     7,709     1.70%        6.21%    19.72%
   2002............................................   368,364     9.13     3,363     1.70%        8.49%    (0.49)%
   2001............................................   143,887     9.16     1,318     1.70%        4.03%    (0.36)%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   402,757    16.30     6,566     1.70%        0.00%     9.00%
   2004............................................   327,625    14.96     4,900     1.70%        0.00%    12.54%
   2003............................................   150,615    13.29     2,002     1.70%        0.00%    32.91%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   150,696    10.55     1,591     1.70%        1.74%     2.02%
   2004............................................    28,367    10.35       293     1.70%        0.00%     3.45%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,807,286    11.72    32,889     1.70%        0.13%    14.67%
   2004............................................ 2,009,536    10.22    20,531     1.70%        0.19%    13.20%
   2003............................................ 1,707,386     9.03    15,409     1.70%        0.25%    26.02%
   2002............................................   918,624     7.16     6,577     1.70%        0.58%   (11.14)%
   2001............................................   476,256     8.06     3,839     1.70%        0.25%   (13.97)%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    71,052    13.96       992     1.70%        0.00%    18.63%
   2004............................................    47,213    11.77       556     1.70%        0.00%    (0.44)%
   2003............................................     1,184    11.82        14     1.70%        0.00%    18.23%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 2,141,456    12.14    25,993     1.70%        1.84%     3.78%
   2004............................................ 2,170,766    11.70    25,389     1.70%        1.35%     9.34%
   2003............................................ 2,023,475    10.70    21,644     1.70%        1.40%    27.82%
   2002............................................ 1,288,935     8.37    10,788     1.70%        1.20%   (18.56)%
   2001............................................   570,855    10.28     5,868     1.70%        0.26%    (6.85)%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   659,383     9.49     6,257     1.70%        1.34%     5.58%
   2004............................................   673,342     8.99     6,052     1.70%        0.74%     3.73%
   2003............................................   661,374     8.66     5,730     1.70%        0.90%    21.35%
   2002............................................   503,223     7.14     3,593     1.70%        1.15%   (18.26)%
   2001............................................   280,032     8.74     2,447     1.70%        0.45%   (10.56)%
 VIP Growth Portfolio -- Service Class 2
   2005............................................ 1,301,266     6.35     8,268     1.70%        0.28%     3.71%
   2004............................................ 1,558,308     6.13     9,546     1.70%        0.13%     1.37%
   2003............................................ 1,629,161     6.04     9,846     1.70%        0.10%    30.29%
   2002............................................   974,269     4.64     4,521     1.70%        0.12%   (31.48)%
   2001............................................   603,088     6.77     4,083     1.70%        0.02%   (19.27)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income    Total
Type VII:                                               Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                             --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,880,480   $17.33   $32,597     1.70%        0.00%    16.02%
   2004.............................................. 1,684,293    14.94    25,165     1.70%        0.00%    22.54%
   2003.............................................. 1,539,654    12.19    18,773     1.70%        0.21%    35.90%
   2002..............................................   889,218     8.97     7,976     1.70%        0.67%   (11.56)%
   2001..............................................   403,825    10.14     4,096     1.70%        0.00%    (5.16)%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................    43,930    11.33       498     1.70%        0.09%     0.69%
   2004..............................................    19,598    11.25       221     1.70%        0.00%    12.55%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   442,711    10.39     4,599     1.70%        0.31%     3.89%
GE Investments Funds, Inc.:
   Income Fund.......................................
   2005..............................................   678,296    11.04     7,487     1.70%        4.78%     0.31%
   2004..............................................   769,960    11.00     8,473     1.70%        4.53%     1.66%
   2003..............................................   693,037    10.82     7,502     1.70%        3.51%     1.84%
   2002..............................................   216,173    10.63     2,298     1.70%        3.97%     8.02%
 Mid-Cap Equity Fund
   2005.............................................. 1,129,943    15.36    17,350     1.70%        2.32%     9.85%
   2004.............................................. 1,211,437    13.98    16,934     1.70%        1.04%    14.05%
   2003.............................................. 1,248,595    12.26    15,303     1.70%        1.42%    30.68%
   2002..............................................   785,521     9.38     7,368     1.70%        0.84%   (15.23)%
   2001..............................................   319,791    11.06     3,537     1.70%        0.92%    (1.39)%
 Money Market Fund
   2005.............................................. 1,382,399    10.36    14,326     1.70%        2.71%     1.06%
   2004.............................................. 1,359,548    10.25    13,941     1.70%        0.96%    (0.76)%
   2003.............................................. 1,519,238    10.33    15,698     1.70%        0.82%    (0.93)%
   2002.............................................. 1,689,357    10.43    17,620     1.70%        1.49%    (0.25)%
   2001..............................................   671,871    10.46     7,028     1.70%        3.77%     2.19%
 Premier Growth Equity Fund
   2005.............................................. 1,143,240     8.70     9,942     1.70%        0.33%    (0.42)%
   2004.............................................. 1,196,020     8.73    10,445     1.70%        0.61%     5.21%
   2003.............................................. 1,138,946     8.30     9,454     1.70%        0.21%    26.73%
   2002..............................................   454,718     6.55     2,978     1.70%        0.05%   (22.36)%
   2001..............................................   203,781     8.44     1,720     1.70%        0.11%   (10.69)%
 Real Estate Securities Fund
   2005..............................................   349,604    17.83     6,234     1.70%        5.60%     9.89%
   2004..............................................   282,415    16.23     4,583     1.70%        6.13%    30.12%
   2003..............................................    75,216    12.47       938     1.70%        3.71%    24.71%
 S&P 500(R) Index Fund
   2005.............................................. 3,419,522     8.36    28,599     1.70%        1.48%     2.74%
   2004.............................................. 3,703,435     8.14    30,148     1.70%        1.59%     8.58%
   2003.............................................. 3,607,380     7.50    27,045     1.70%        1.39%    26.10%
   2002.............................................. 2,153,221     5.95    12,812     1.70%        1.19%   (23.69)%
   2001.............................................. 1,104,277     7.79     8,602     1.70%        0.99%   (13.77)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                           Net Assets     Expenses as a Investment
                                                       ------------------ % of Average    Income    Total
Type VII:                                      Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                    --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005.....................................   966,620   $15.45   $14,938     1.70%        1.07%     7.68%
   2004.....................................   983,471    14.35    14,116     1.70%        6.53%    13.19%
   2003.....................................   917,681    12.68    11,636     1.70%        0.08%    22.01%
   2002.....................................   528,246    10.39     5,488     1.70%        0.31%   (15.32)%
   2001.....................................   181,000    12.27     2,221     1.70%        1.00%     8.09%
 Total Return Fund
   2005..................................... 4,051,644    12.37    50,136     1.70%        2.16%     1.91%
   2004..................................... 2,389,192    12.14    29,010     1.70%        1.85%     6.35%
   2003.....................................   492,594    11.42     5,624     1.70%        1.69%    14.17%
 U.S. Equity Fund
   2005..................................... 1,168,268     9.12    10,650     1.70%        1.08%     0.77%
   2004..................................... 1,249,399     9.05    11,302     1.70%        1.30%     6.33%
   2003..................................... 1,186,382     8.51    10,093     1.70%        1.00%    21.18%
   2002.....................................   791,025     7.02     5,553     1.70%        0.92%   (20.64)%
   2001.....................................   374,328     8.85     3,313     1.70%        0.78%   (10.04)%
 Value Equity Fund
   2005.....................................   640,476     9.69     6,206     1.70%        1.18%     2.30%
   2004.....................................   683,944     9.47     6,479     1.70%        1.28%     7.71%
   2003.....................................   629,017     8.79     5,532     1.70%        1.55%    21.95%
   2002.....................................   400,281     7.21     2,886     1.70%        1.11%   (18.97)%
   2001.....................................   172,412     8.90     1,534     1.70%        1.35%   (10.31)%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.....................................   170,259    11.37     1,936     1.70%        2.89%    13.69%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.....................................    57,145    14.47       827     1.70%        0.00%     7.79%
   2004.....................................    40,148    13.42       539     1.70%        0.00%     6.94%
   2003.....................................    17,895    12.55       225     1.70%        0.00%    25.53%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..................................... 2,514,958    10.38    26,104     1.70%        2.08%     5.84%
   2004..................................... 2,632,474     9.81    25,817     1.70%        2.25%     6.45%
   2003..................................... 2,748,253     9.21    25,319     1.70%        1.95%    11.79%
   2002..................................... 1,917,665     8.24    15,802     1.70%        2.24%    (8.26)%
   2001.....................................   972,626     8.98     8,734     1.70%        1.81%    (6.53)%
 Forty Portfolio -- Service Shares
   2005.....................................   520,861     8.13     4,232     1.70%        0.01%    10.65%
   2004.....................................   500,456     7.34     3,675     1.70%        0.03%    15.96%
   2003.....................................   537,768     6.33     3,405     1.70%        0.24%    18.19%
   2002.....................................   425,478     5.36     2,281     1.70%        0.31%   (17.36)%
   2001.....................................   362,926     6.48     2,352     1.70%        0.31%   (23.17)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Global Life Sciences Portfolio -- Service Shares
   2005...............................................  83,568   $9.33    $  780     1.70%        0.00%    10.42%
   2004...............................................  95,439    8.45       807     1.70%        0.00%    12.28%
   2003............................................... 100,391    7.53       756     1.70%        0.00%    24.05%
   2002............................................... 101,020    6.07       613     1.70%        0.00%   (30.75)%
   2001............................................... 103,526    8.76       907     1.70%        0.00%   (18.18)%
 Global Technology Portfolio -- Service Shares
   2005............................................... 173,502    3.71       644     1.70%        0.00%     9.66%
   2004............................................... 256,228    3.39       868     1.70%        0.00%    (1.14)%
   2003............................................... 467,996    3.43     1,604     1.70%        0.00%    43.99%
   2002............................................... 318,267    2.38       757     1.70%        0.00%   (41.94)%
   2001............................................... 185,853    4.10       762     1.70%        0.00%   (38.39)%
 International Growth Portfolio -- Service Shares
   2005............................................... 483,616    8.89     4,301     1.70%        1.04%    29.70%
   2004............................................... 544,891    6.86     3,736     1.70%        0.86%    16.67%
   2003............................................... 593,422    5.88     3,487     1.70%        1.16%    32.25%
   2002............................................... 447,171    4.44     1,985     1.70%        0.90%   (27.02)%
   2001............................................... 264,963    6.09     1,614     1.70%        0.35%   (24.74)%
 Large Cap Growth Portfolio -- Service Shares
   2005............................................... 422,265    5.99     2,528     1.70%        0.12%     2.25%
   2004............................................... 487,411    5.86     2,854     1.70%        0.00%     2.43%
   2003............................................... 585,098    5.72     3,345     1.70%        0.00%    29.26%
   2002............................................... 609,116    4.42     2,692     1.70%        0.00%   (27.97)%
   2001............................................... 521,222    6.14     3,200     1.70%        0.00%   (26.19)%
 Mid Cap Growth Portfolio -- Service Shares
   2005............................................... 450,021    4.82     2,168     1.70%        0.00%    10.13%
   2004............................................... 484,273    4.37     2,118     1.70%        0.00%    18.43%
   2003............................................... 488,442    3.69     1,804     1.70%        0.00%    32.48%
   2002............................................... 458,916    2.79     1,280     1.70%        0.00%   (29.34)%
   2001............................................... 386,562    3.95     1,527     1.70%        0.00%   (40.63)%
 Worldwide Growth Portfolio -- Service Shares
   2005............................................... 564,234    5.88     3,320     1.70%        1.18%     3.78%
   2004............................................... 658,083    5.67     3,731     1.70%        0.87%     2.75%
   2003............................................... 831,929    5.52     4,590     1.70%        0.83%    21.58%
   2002............................................... 844,883    4.54     3,836     1.70%        0.61%   (26.97)%
   2001............................................... 629,158    6.21     3,907     1.70%        0.12%   (23.94)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005............................................... 553,876    6.24     3,455     1.70%        0.14%     2.46%
   2004............................................... 595,693    6.09     3,626     1.70%        0.00%     7.13%
   2003............................................... 736,265    5.68     4,184     1.70%        0.00%    20.52%
   2002............................................... 576,645    4.71     2,716     1.70%        0.00%   (28.95)%
   2001............................................... 331,541    6.64     2,201     1.70%        0.05%   (26.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income    Total
Type VII:                                               Units  Unit Value  000s   Net Assets     Ratio     Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 MFS(R) Investors Trust Series -- Service Class Shares
   2005............................................... 463,596   $ 8.65   $4,011     1.70%        0.31%     5.21%
   2004............................................... 519,243     8.22    4,270     1.70%        0.44%     9.24%
   2003............................................... 492,435     7.53    3,707     1.70%        0.44%    19.77%
   2002............................................... 376,910     6.29    2,371     1.70%        0.44%   (22.50)%
   2001............................................... 241,953     8.11    1,962     1.70%        0.21%   (17.54)%
 MFS(R) New Discovery Series -- Service Class Shares
   2005............................................... 492,215     7.91    3,895     1.70%        0.00%     3.25%
   2004............................................... 563,369     7.66    4,317     1.70%        0.00%     4.40%
   2003............................................... 781,828     7.34    5,739     1.70%        0.00%    31.16%
   2002............................................... 411,289     5.60    2,303     1.70%        0.00%   (32.96)%
   2001............................................... 155,938     8.35    1,302     1.70%        0.00%    (6.88)%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 184,506    12.58    2,321     1.70%        0.02%     0.86%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................... 713,275    11.21    7,997     1.70%        0.54%    14.60%
   2004............................................... 758,073     9.78    7,417     1.70%        1.26%    27.64%
   2003............................................... 730,480     7.66    5,599     1.70%        2.09%    33.27%
   2002............................................... 501,656     5.75    2,885     1.70%        2.45%   (24.21)%
   2001............................................... 303,903     7.59    2,307     1.70%        1.81%   (25.74)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 662,712    14.48    9,599     1.70%        0.00%     5.63%
   2004............................................... 459,409    13.71    6,300     1.70%        0.00%    11.11%
   2003............................................... 290,217    12.34    3,582     1.70%        0.00%    23.41%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 519,231    18.00    9,347     1.70%        1.00%    17.50%
   2004............................................... 311,963    15.32    4,780     1.70%        0.53%    14.61%
   2003............................................... 115,018    13.37    1,538     1.70%        0.01%    33.68%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  30,769    15.43      475     1.70%        0.00%    10.09%
   2004...............................................  32,334    14.02      453     1.70%        0.00%    17.40%
   2003...............................................  17,789    11.94      212     1.70%        0.00%    23.34%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 240,371    11.14    2,678     1.70%        1.26%     1.92%
   2004...............................................  92,893    10.93    1,015     1.70%        0.00%     9.31%
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005............................................... 172,010    13.44    2,313     1.70%        0.72%     3.08%
   2004............................................... 153,599    13.04    2,003     1.70%        0.20%     4.80%
   2003...............................................  56,951    12.44      709     1.70%        0.00%    28.47%
   2002...............................................     100     9.69        1     1.70%        0.00%    (3.13)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income    Total
Type VII:                                              Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,561,191   $11.40   $17,795     1.70%        0.86%    12.13%
   2004............................................. 1,576,650    10.17    16,027     1.70%        1.10%    16.86%
   2003............................................. 1,142,590     8.70     9,939     1.70%        0.56%    40.43%
   2002.............................................   691,046     6.19     4,278     1.70%        0.39%   (23.69)%
   2001.............................................   276,877     8.12     2,248     1.70%        0.19%   (13.68)%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005............................................. 1,188,072     8.78    10,431     1.70%        1.19%     3.95%
   2004............................................. 1,334,756     8.45    11,274     1.70%        0.69%     7.29%
   2003............................................. 1,385,950     7.87    10,911     1.70%        0.77%    24.29%
   2002............................................. 1,005,473     6.33     6,365     1.70%        0.57%   (20.41)%
   2001.............................................   473,200     7.95     3,762     1.70%        0.20%   (11.81)%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   246,928    16.83     4,157     1.70%        0.00%     7.86%
   2004.............................................   299,183    15.61     4,670     1.70%        0.00%    17.15%
   2003.............................................   120,040    13.32     1,599     1.70%        0.00%    41.79%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005.............................................    92,471    10.40       961     1.70%        5.04%     3.96%
 Foreign Bond Portfolio (U.S. Dollar Hedged) --
   Administrative Class Shares
   2005.............................................   143,405    12.59     1,805     1.70%        3.15%     3.36%
   2004.............................................   131,657    12.18     1,604     1.70%        3.12%     3.77%
   2003.............................................   154,491    11.74     1,813     1.70%        2.67%     0.52%
   2002.............................................    82,184    11.68       960     1.70%        3.57%     6.35%
   2001.............................................    16,136    10.98       177     1.70%        4.24%     5.76%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,489,607    12.90    19,212     1.70%        6.51%     2.35%
   2004............................................. 1,529,658    12.60    19,276     1.70%        6.62%     7.68%
   2003............................................. 1,522,099    11.70    17,813     1.70%        7.39%    20.76%
   2002.............................................   541,743     9.69     5,249     1.70%        8.21%    (2.87)%
   2001.............................................   207,597     9.98     2,072     1.70%        8.36%     0.60%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   955,206    14.84    14,174     1.70%        4.27%     2.97%
   2004............................................. 1,080,903    14.41    15,577     1.70%        4.15%     5.74%
   2003............................................. 1,205,322    13.63    16,428     1.70%        3.05%     2.13%
   2002............................................. 1,088,846    13.35    14,536     1.70%        7.19%    15.58%
   2001.............................................   386,285    11.55     4,462     1.70%        4.95%     4.05%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    70,624     9.97       704     1.70%        2.45%    (0.26)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type VII:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................ 4,195,522   $12.94   $54,294     1.70%        4.28%     0.71%
   2004............................................ 4,038,116    12.85    51,888     1.70%        2.55%     3.11%
   2003............................................ 4,353,956    12.46    54,261     1.70%        2.87%     3.25%
   2002............................................ 2,751,630    12.07    33,212     1.70%        4.44%     7.22%
   2001............................................   810,937    11.26     9,131     1.70%        4.69%     6.52%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005............................................    52,020    16.65       866     1.70%        0.00%    19.21%
   2004............................................     6,289    13.97        88     1.70%        0.00%    13.42%
   2003............................................     2,027    12.31        25     1.70%        0.00%    23.14%
 Jennison Portfolio -- Class II Shares
   2005............................................    49,435    14.57       720     1.70%        0.00%    12.09%
   2004............................................     4,228    13.00        55     1.70%        0.06%     7.36%
   2003............................................     1,832    12.11        22     1.70%        0.00%    21.08%
 Natural Resources Portfolio -- Class II
   2005............................................    37,836    14.84       561     1.70%        0.00%    48.35%
Rydex Variable Trust:
 OTC Fund
   2005............................................   405,827     3.56     1,444     1.70%        0.00%    (0.60)%
   2004............................................   524,995     3.58     1,880     1.70%        0.00%     7.49%
   2003............................................   825,009     3.33     2,748     1.70%        0.00%    42.95%
   2002............................................   329,408     2.33       768     1.70%        0.00%   (39.89)%
   2001............................................   239,875     3.88       931     1.70%        0.00%   (36.29)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   224,649    13.99     3,142     1.70%        0.64%     1.96%
   2004............................................   216,563    13.72     2,971     1.70%        0.22%     6.24%
   2003............................................   112,510    12.91     1,453     1.70%        0.00%    29.12%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     7,519    10.55        79     1.70%        6.90%     5.48%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,340,627    12.20    16,358     1.70%        0.95%     2.34%
   2004............................................ 1,231,035    11.92    14,676     1.70%        0.64%    15.43%
   2003............................................   667,800    10.33     6,897     1.70%        0.38%    28.55%
   2002............................................   130,719     8.03     1,050     1.70%        0.00%   (20.81)%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   159,385    10.06     1,604     1.70%        0.01%     5.81%
   2004............................................   179,786     9.51     1,710     1.70%        0.00%     4.96%
   2003............................................   162,892     9.06     1,476     1.70%        0.00%    24.88%
   2002............................................    28,218     7.25       205     1.70%        0.00%   (33.80)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets      Expenses as a Investment
                                                               ------------------- % of Average    Income   Total
Type VIII:                                            Units    Unit Value   000s    Net Assets     Ratio    Return
----------                                          ---------- ---------- -------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Total Return Fund
   2005............................................ 19,687,409   $11.86   $233,570     1.50%        2.16%    2.12%
   2004............................................ 11,448,155    11.62    133,002     1.50%        1.85%    6.57%
   2003............................................  4,540,351    10.90     49,490     1.50%        1.69%   18.48%
   2002............................................    616,931     9.20      5,676     1.50%        2.28%   (8.01)%

Type IX:
--------
AIM Variable Insurance Funds:
 AIM V.I. Aggressive Growth Fund -- Series I
   shares
   2005............................................        130    14.23          2     1.45%        0.00%    4.22%
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    639,064    14.65      9,362     1.45%        0.49%    3.90%
   2004............................................    583,088    14.10      8,221     1.45%        0.00%    9.23%
   2003............................................    197,609    12.91      2,551     1.45%        0.00%   29.08%
 AIM V.I. Blue Chip Fund -- Series I shares
   2005............................................        312    12.36          4     1.45%        0.72%    2.00%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    119,902    13.83      1,659     1.45%        0.06%    7.26%
   2004............................................    123,237    12.90      1,589     1.45%        0.00%    5.08%
   2003............................................     56,467    12.27        693     1.45%        0.00%   22.74%
 AIM V.I. International Growth Fund -- Series II
   shares
   2005............................................    310,884    12.33      3,833     1.45%        1.31%   16.00%
   2004............................................      4,910    10.63         52     1.45%        0.62%    6.29%
 AIM V.I. Real Estate Fund -- Series II shares
   2005............................................        608    11.49          7     1.45%        2.92%   14.89%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005............................................     72,784    12.80        931     1.45%        0.81%    4.13%
   2004............................................     65,462    12.29        805     1.45%        0.44%    4.24%
   2003............................................     38,071    11.79        449     1.45%        0.31%   17.91%
AllianceBernstein Variable Products Series
  Fund, Inc.:
 AllianceBernstein Growth and Income
   Portfolio -- Class B
   2005............................................  1,394,830    13.90     19,384     1.45%        1.27%    3.08%
   2004............................................  1,164,217    13.48     15,695     1.45%        0.74%    9.61%
   2003............................................    564,218    12.30      6,940     1.45%        0.82%   22.99%
 AllianceBernstein International Value Portfolio --
   Class B
   2005............................................    475,641    12.10      5,757     1.45%        0.96%   14.84%
   2004............................................     11,495    10.54        121     1.45%        0.00%    5.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                             ------------------ % of Average    Income   Total
Type IX:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                           --------- ---------- ------- ------------- ---------- ------
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...........................................   211,436   $13.90   $ 2,938     1.45%        0.00%   13.18%
   2004...........................................   155,295    12.28     1,907     1.45%        0.00%    6.77%
   2003...........................................    73,654    11.50       847     1.45%        0.00%   14.99%
 AllianceBernstein Global Technology Portfolio --
   Class B
   2005...........................................   115,316    13.95     1,608     1.45%        0.00%    2.15%
   2004...........................................   130,615    13.65     1,783     1.45%        0.00%    3.56%
   2003...........................................    72,698    13.18       958     1.45%        0.00%   31.83%
American Century Variable Portfolios, Inc.:
 VP Income & Growth Fund -- Class I
   2005...........................................     2,577    14.20        37     1.45%        0.56%    3.12%
 VP International Fund -- Class I
   2005...........................................        60    15.91         1     1.45%        0.00%   11.62%
 VP Ultra(R) Fund -- Class I
   2005...........................................       244    12.97         3     1.45%        0.00%    0.69%
   2004...........................................       106    12.88         1     1.45%        0.00%    9.07%
 VP Value Fund -- Class I
   2005...........................................     2,335    14.49        34     1.45%        5.94%    3.51%
   2004...........................................     1,208    14.00        17     1.45%        0.00%   12.68%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...........................................    43,718     9.96       436     1.45%        3.74%   (0.38)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio - Initial Shares
   2005...........................................     1,413    15.32        22     1.45%        0.01%    7.59%
   2004...........................................        98    14.24         1     1.45%        0.39%   12.82%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005...........................................     5,886     9.96        59     1.45%        2.98%    1.18%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005........................................... 1,312,530    10.52    13,804     1.45%        4.08%    2.36%
   2004........................................... 1,074,991    10.27    11,045     1.45%        2.99%    1.34%
   2003...........................................   352,412    10.14     3,573     1.45%        2.23%    1.39%
 VT Worldwide Health Sciences Fund
   2005...........................................   308,758    13.15     4,060     1.45%        0.00%    5.48%
   2004...........................................   219,226    12.47     2,733     1.45%        0.00%    4.70%
   2003...........................................   126,289    11.91     1,504     1.45%        0.00%   19.06%
Evergreen Variable Annuity Trust:
 Evergreen VA Omega Fund -- Class 2
   2005...........................................    20,328    10.85       221     1.45%        0.02%    2.07%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...........................................   142,471    11.00     1,567     1.45%        0.39%    1.14%
   2004...........................................    66,522    10.88       724     1.45%        2.26%    8.78%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005............................................    35,933   $11.07   $   398     1.45%        0.00%   10.65%
 Mercury Large Cap Growth V.I. Fund -- Class III
   Shares
   2005............................................    28,107    11.83       332     1.45%        0.00%    8.87%
   2004............................................     4,923    10.86        53     1.45%        0.17%    8.65%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005............................................    90,563    12.17     1,102     1.45%        1.51%    8.52%
   2004............................................    26,783    11.22       300     1.45%       19.09%   12.17%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005............................................   447,075    12.03     5,378     1.45%        8.21%    0.79%
   2004............................................   428,789    11.93     5,117     1.45%        6.83%    8.56%
   2003............................................   171,365    10.99     1,884     1.45%        6.21%    9.92%
 Federated Kaufmann Fund II -- Service Shares
   2005............................................   946,863    16.41    15,541     1.45%        0.00%    9.27%
   2004............................................   766,068    15.02    11,506     1.45%        0.00%   12.82%
   2003............................................   256,511    13.31     3,415     1.45%        0.00%   33.13%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................   311,644    10.60     3,303     1.45%        1.74%    2.28%
   2004............................................    70,664    10.36       732     1.45%        0.00%    3.63%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................ 2,161,311    16.17    34,952     1.45%        0.13%   14.96%
   2004............................................ 1,335,660    14.07    18,789     1.45%        0.19%   13.49%
   2003............................................   413,897    12.40     5,130     1.45%        0.25%   23.95%
 VIP Dynamic Capital Appreciation Portfolio --
   Service Class 2
   2005............................................    88,801    14.06     1,248     1.45%        0.00%   18.93%
   2004............................................    35,327    11.82       418     1.45%        0.00%   (0.19)%
   2003............................................    10,231    11.84       121     1.45%        0.00%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005............................................ 1,564,566    14.35    22,454     1.45%        1.84%    4.04%
   2004............................................ 1,271,270    13.79    17,535     1.45%        1.35%    9.62%
   2003............................................   570,477    12.58     7,178     1.45%        1.40%   25.83%
 VIP Growth & Income Portfolio -- Service Class 2
   2005............................................   387,768    12.61     4,888     1.45%        1.34%    5.85%
   2004............................................   364,733    11.91     4,344     1.45%        0.74%    3.99%
   2003............................................   163,238    11.45     1,869     1.45%        0.90%   14.51%
 VIP Growth Portfolio -- Service Class 2
   2005............................................   606,900    13.16     7,986     1.45%        0.28%    3.98%
   2004............................................   560,577    12.66     7,094     1.45%        0.13%    1.63%
   2003............................................   357,532    12.45     4,452     1.45%        0.10%   24.53%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type IX:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
 VIP Mid Cap Portfolio -- Service Class 2
   2005.............................................. 1,629,294   $19.90   $32,431     1.45%        0.00%   16.31%
   2004.............................................. 1,213,459    17.11    20,767     1.45%        0.00%   22.85%
   2003..............................................   573,236    13.93     7,985     1.45%        0.21%   39.31%
 VIP Value Strategies Portfolio -- Service Class 2
   2005..............................................   117,036    11.38     1,332     1.45%        0.09%    0.95%
   2004..............................................    58,889    11.27       664     1.45%        0.00%   12.74%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   719,943    10.41     7,492     1.45%        0.31%    4.07%
 Franklin Large Cap Growth Securities Fund --
   Class 2 Shares
   2005..............................................     2,518    12.74        32     1.45%        0.22%   (0.41)%
   2004..............................................        97    12.79         1     1.45%        0.55%    6.37%
 Mutual Shares Securities Fund -- Class 2 Shares
   2005..............................................     4,503    14.49        65     1.45%        0.00%    8.96%
 Templeton Foreign Securities Fund -- Class 2
   Shares
   2005..............................................     1,373    16.64        23     1.45%        1.34%    8.58%
   2004..............................................       381    15.33         6     1.45%        1.16%   16.81%
 Templeton Global Asset Allocation Fund -- Class 2
   Shares
   2005..............................................       118    14.69         2     1.45%        2.95%    2.06%
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................. 1,057,050    10.28    10,871     1.45%        4.78%    0.56%
   2004..............................................   886,615    10.23     9,067     1.45%        4.53%    1.92%
   2003..............................................   401,810    10.03     4,032     1.45%        3.51%    0.34%
 Mid-Cap Equity Fund
   2005..............................................   812,313    16.25    13,198     1.45%        2.32%   10.12%
   2004..............................................   700,830    14.75    10,340     1.45%        1.04%   14.34%
   2003..............................................   338,175    12.90     4,363     1.45%        1.42%   29.03%
 Money Market Fund
   2005.............................................. 1,251,487    10.03    12,549     1.45%        2.71%    1.32%
   2004.............................................. 1,387,666     9.90    13,734     1.45%        0.96%   (0.51)%
   2003..............................................   635,992     9.95     6,327     1.45%        0.82%   (0.52)%
 Premier Growth Equity Fund
   2005.............................................. 1,071,507    12.75    13,663     1.45%        0.33%   (0.17)%
   2004.............................................. 1,040,075    12.77    13,285     1.45%        0.61%    5.48%
   2003..............................................   515,742    12.11     6,245     1.45%        0.21%   21.09%
 Real Estate Securities Fund
   2005..............................................   607,453    17.95    10,905     1.45%        5.60%   10.17%
   2004..............................................   521,727    16.30     8,502     1.45%        6.13%   30.45%
   2003..............................................   194,020    12.49     2,424     1.45%        3.71%   24.92%
 S&P 500(R) Index Fund
   2005.............................................. 2,155,073    13.61    29,334     1.45%        1.48%    3.00%
   2004.............................................. 1,881,365    13.22    24,864     1.45%        1.59%    8.86%
   2003..............................................   873,981    12.14    10,610     1.45%        1.39%   21.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets      Expenses as a Investment
                                                            ------------------- % of Average    Income   Total
Type IX:                                            Units   Unit Value   000s    Net Assets     Ratio    Return
--------                                          --------- ---------- -------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005..........................................   935,347   $15.71   $ 14,698     1.45%        1.07%    7.95%
   2004..........................................   689,460    14.56     10,037     1.45%        6.53%   13.48%
   2003..........................................   333,700    12.83      4,281     1.45%        0.08%   28.28%
 Total Return Fund
   2005.......................................... 9,561,715    12.46    119,123     1.45%        2.16%    2.17%
   2004.......................................... 5,993,939    12.19     73,088     1.45%        1.85%    6.62%
   2003.......................................... 1,658,489    11.44     18,967     1.45%        1.69%   14.37%
 U.S. Equity Fund
   2005..........................................   617,672    12.65      7,814     1.45%        1.08%    1.03%
   2004..........................................   544,736    12.52      6,821     1.45%        1.30%    6.60%
   2003..........................................   246,040    11.75      2,890     1.45%        1.00%   17.47%
 Value Equity Fund
   2005..........................................   382,029    13.14      5,020     1.45%        1.18%    2.56%
   2004..........................................   315,289    12.81      4,040     1.45%        1.28%    7.98%
   2003..........................................   130,426    11.87      1,548     1.45%        1.55%   18.66%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..........................................   217,562    11.39      2,478     1.45%        2.89%   13.89%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..........................................   193,593    14.57      2,820     1.45%        0.00%    8.06%
   2004..........................................   132,447    13.48      1,785     1.45%        0.00%    7.21%
   2003..........................................    42,051    12.57        529     1.45%        0.00%   25.74%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005..........................................   953,492    12.37     11,794     1.45%        2.08%    6.10%
   2004..........................................   792,568    11.66      9,240     1.45%        2.25%    6.72%
   2003..........................................   323,459    10.92      3,533     1.45%        1.95%    9.24%
 Forty Portfolio -- Service Shares
   2005..........................................   202,887    15.03      3,050     1.45%        0.01%   10.93%
   2004..........................................   167,326    13.55      2,268     1.45%        0.03%   16.26%
   2003..........................................    65,234    11.66        760     1.45%        0.24%   16.56%
 International Growth Portfolio -- Service Shares
   2005..........................................   174,684    20.62      3,603     1.45%        1.04%   30.03%
   2004..........................................   219,326    15.86      3,479     1.45%        0.86%   16.97%
   2003..........................................    84,483    13.56      1,146     1.45%        1.16%   35.60%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005..........................................    11,518    10.43        120     1.45%        4.30%    1.32%
   2004..........................................     1,580    10.29         16     1.45%        4.90%    2.78%
 Mid Cap Value Portfolio
   2005..........................................     3,226    15.81         51     1.45%        0.86%    7.63%
   2004..........................................        62    14.69          1     1.45%        0.66%   19.30%
 Small Company Portfolio
   2005..........................................     1,147    16.84         19     1.45%        0.00%    1.92%
   2004..........................................        96    16.52          2     1.45%        0.00%   25.33%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type IX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
 U.S. Large Cap Core Equity Portfolio
   2005...............................................       209   $13.04   $     3     1.45%        0.00%   (0.12)%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................   372,448    12.65     4,713     1.45%        0.14%    2.72%
   2004...............................................   337,869    12.32     4,162     1.45%        0.00%    7.41%
   2003...............................................   164,342    11.47     1,885     1.45%        0.00%   14.69%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................   230,074    13.49     3,103     1.45%        0.31%    5.48%
   2004...............................................   187,963    12.79     2,404     1.45%        0.44%    9.51%
   2003...............................................    97,273    11.68     1,136     1.45%        0.44%   16.77%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................   422,328    13.80     5,827     1.45%        0.00%    3.51%
   2004...............................................   356,422    13.33     4,751     1.45%        0.00%    4.67%
   2003...............................................   193,803    12.74     2,468     1.45%        0.00%   27.35%
 MFS(R) Strategic Income Series -- Service Class
   Shares
   2005...............................................       302    11.05         3     1.45%        0.00%    0.16%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................   118,192    12.44     1,470     1.45%        0.02%    1.11%
   2004...............................................       112    12.30         1     1.45%        1.53%   23.04%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................   390,453    18.06     7,053     1.45%        0.54%   14.89%
   2004...............................................   287,700    15.72     4,524     1.45%        1.26%   27.96%
   2003...............................................   125,205    12.29     1,538     1.45%        2.09%   22.88%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 1,439,928    14.58    20,998     1.45%        0.00%    5.89%
   2004...............................................   981,068    13.77    13,510     1.45%        0.00%   11.40%
   2003...............................................   346,671    12.36     4,286     1.45%        0.00%   23.62%
 Nations Marsico International Opportunities
   Portfolio
   2005...............................................   950,101    18.12    17,220     1.45%        1.00%   17.80%
   2004...............................................   683,421    15.39    10,515     1.45%        0.53%   14.90%
   2003...............................................   155,646    13.39     2,084     1.45%        0.01%   33.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA --
   Service Shares
   2005...............................................   142,681    15.59     2,224     1.45%        0.00%   10.37%
   2004...............................................   120,375    14.13     1,700     1.45%        0.00%   17.70%
   2003...............................................    65,369    12.00       785     1.45%        0.00%   20.02%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   318,406    11.19     3,562     1.45%        1.26%    2.17%
   2004...............................................   128,089    10.95     1,403     1.45%        0.00%    9.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type IX:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                             --------- ---------- ------- ------------- ---------- ------
 Oppenheimer Capital Appreciation Fund/VA --
   Service Shares
   2005.............................................   409,421   $13.37   $ 5,472     1.45%        0.72%    3.35%
   2004.............................................   347,394    12.93     4,493     1.45%        0.20%    5.07%
   2003.............................................   183,859    12.31     2,263     1.45%        0.00%   23.09%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................. 1,146,291    18.62    21,347     1.45%        0.86%   12.41%
   2004.............................................   816,503    16.57    13,527     1.45%        1.10%   17.15%
   2003.............................................   352,598    14.14     4,986     1.45%        0.56%   41.41%
 Oppenheimer Main Street Fund/VA -- Service
   Shares
   2005.............................................   560,885    13.56     7,604     1.45%        1.19%    4.21%
   2004.............................................   473,776    13.01     6,163     1.45%        0.69%    7.56%
   2003.............................................   194,738    12.09     2,355     1.45%        0.77%   20.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................   691,830    17.41    12,045     1.45%        0.00%    8.13%
   2004.............................................   493,066    16.10     7,939     1.45%        0.00%   17.45%
   2003.............................................   162,753    13.71     2,231     1.45%        0.00%   37.09%
PIMCO Variable Insurance Trust:
 All Asset Portfolio Advisor -- Class Shares
   2005.............................................   236,432    10.41     2,462     1.45%        5.04%    4.14%
 High Yield Portfolio -- Administrative Class Shares
   2005............................................. 1,432,605    12.03    17,240     1.45%        6.51%    2.61%
   2004............................................. 1,256,665    11.73    14,739     1.45%        6.62%    7.95%
   2003.............................................   695,216    10.86     7,553     1.45%        7.39%    8.64%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................   528,302    11.00     5,813     1.45%        4.27%    3.23%
   2004.............................................   475,092    10.66     5,064     1.45%        4.15%    6.01%
   2003.............................................   272,805    10.06     2,743     1.45%        3.05%    0.55%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................   186,590     9.99     1,864     0.00%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class
   Shares
   2005............................................. 3,856,246    10.54    40,639     1.45%        4.28%    0.97%
   2004............................................. 2,778,605    10.44    29,002     1.45%        2.55%    3.37%
   2003............................................. 1,323,651    10.10    13,366     1.45%        2.87%    0.98%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005.............................................   114,715    16.76     1,923     1.45%        0.00%   19.51%
   2004.............................................    52,389    14.03       735     1.45%        0.00%   13.71%
   2003.............................................       547    12.34         7     1.45%        0.00%   23.35%
 Jennison Portfolio -- Class II Shares
   2005.............................................    48,037    14.67       705     1.45%        0.00%   12.38%
   2004.............................................    31,225    13.05       408     1.45%        0.06%    7.63%
   2003.............................................    10,293    12.13       125     1.45%        0.00%   21.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type IX:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Natural Resources Portfolio -- Class II
   2005............................................    87,097   $14.86   $ 1,294     1.45%        0.00%   48.61%
Rydex Variable Trust:
 OTC Fund
   2005............................................   116,563    13.75     1,602     1.45%        0.00%   (0.35)%
   2004............................................   107,093    13.80     1,477     1.45%        0.00%    7.76%
   2003............................................    75,902    12.80       972     1.45%        0.00%   28.02%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005............................................   334,301    14.08     4,707     1.45%        0.64%    2.22%
   2004............................................   275,816    13.78     3,799     1.45%        0.22%    6.51%
   2003............................................    82,461    12.93     1,067     1.45%        0.00%   29.34%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................     2,074    10.57        22     1.45%        6.90%    5.66%
Scudder Variable Series II:
 Scudder Technology Growth Portfolio -- Class B
   Shares
   2005............................................       244    13.42         3     1.45%        0.07%    1.77%
 SVS Dreman High Return Equity Portfolio --
   Class B Shares
   2005............................................       558    15.23         9     1.45%        1.37%    5.96%
   2004............................................       401    14.37         6     1.45%        0.00%   11.98%
 SVS Dreman Small Cap Value Portfolio -- Class B
   Shares
   2005............................................       634    18.22        12     1.45%        0.00%    8.19%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................ 1,843,968    14.86    27,395     1.45%        0.95%    2.60%
   2004............................................ 1,199,588    14.48    17,369     1.45%        0.64%   15.73%
   2003............................................   391,710    12.51     4,901     1.45%        0.38%   25.12%
 Emerging Growth Portfolio -- Class II Shares
   2005............................................   224,644    13.22     2,969     1.45%        0.01%    6.08%
   2004............................................   170,730    12.46     2,127     1.45%        0.00%    5.23%
   2003............................................    95,304    11.84     1,128     1.45%        0.00%   18.41%

Type X:
-------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005............................................    50,993    10.79       550     1.85%        0.49%    3.48%
   2004............................................    48,466    10.43       506     1.85%        0.00%    4.31%
 AIM V.I. Capital Appreciation Fund -- Series I
   shares
   2005............................................    20,210    10.77       218     1.85%        0.06%    6.83%
   2004............................................    19,798    10.08       200     1.85%        0.00%    0.81%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                      Net Assets     Expenses as a Investment
                                                                   ----------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                     ------ ---------- ------ ------------- ---------- ------
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  5,655   $12.27   $   69     1.85%        1.31%   15.53%
   2004....................................................  2,894    10.62       31     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  4,063    10.47       43     1.85%        0.81%    3.71%
   2004....................................................  4,408    10.10       45     1.85%        0.44%    1.00%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  3,178    10.07       32     1.85%        0.00%    1.74%
   2004....................................................  1,660     9.90       16     1.85%        0.00%   (0.98)%
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005.................................................... 51,261    10.78      553     1.85%        1.27%    2.67%
   2004.................................................... 50,807    10.50      534     1.85%        0.74%    5.03%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  2,737    12.05       33     1.85%        0.96%   14.37%
   2004....................................................    425    10.53        4     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  1,385    11.67       16     1.85%        0.00%   12.73%
   2004....................................................  1,392    10.35       14     1.85%        0.00%    3.52%
Eaton Vance Variable Trust:
 VT Floating -- Rate Income Fund
   2005.................................................... 78,201    10.27      803     1.85%        4.08%    1.95%
   2004.................................................... 82,722    10.07      833     1.85%        2.99%    0.70%
 VT Worldwide Health Sciences Fund
   2005.................................................... 25,538    10.32      264     1.85%        0.00%    5.05%
   2004.................................................... 27,141     9.83      267     1.85%        0.00%   (1.72)%
Evergreen Variable Annuity Trust:
   Evergreen VA Omega Fund -- Class 2......................
   2005....................................................  4,898    10.78       53     1.85%        0.02%    1.66%
   2004....................................................  5,105    10.60       54     1.85%        0.00%    6.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 22,338    10.93      244     1.85%        0.39%    0.73%
   2004.................................................... 15,604    10.85      169     1.85%        2.26%    8.49%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  2,172    11.75       26     1.85%        0.00%    8.43%
   2004....................................................  2,062    10.83       22     1.85%        0.17%    8.35%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  8,010    12.09       97     1.85%        1.51%    8.08%
   2004....................................................  8,814    11.19       99     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005.................................................... 28,405    10.77      306     1.85%        8.21%    0.38%
   2004.................................................... 25,494    10.73      274     1.85%        6.83%    7.28%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 82,966    11.73      973     1.85%        0.00%    8.83%
   2004.................................................... 93,674    10.78    1,010     1.85%        0.00%    7.79%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  35,193   $10.53   $  370     1.85%        1.74%    1.87%
   2004...............................................  21,925    10.33      227     1.85%        0.00%    3.35%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005............................................... 214,346    12.55    2,690     1.85%        0.13%   14.50%
   2004............................................... 201,915    10.96    2,213     1.85%        0.19%    9.60%
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................  10,501    11.16      117     1.85%        0.00%   18.45%
   2004...............................................   9,247     9.43       87     1.85%        0.00%   (5.74)%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  71,098    10.96      779     1.85%        1.84%    3.62%
   2004...............................................  73,504    10.57      777     1.85%        1.35%    5.73%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................  21,679    10.64      231     1.85%        1.34%    5.42%
   2004...............................................  26,654    10.09      269     1.85%        0.74%    0.95%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   9,233     9.93       92     1.85%        0.28%    3.56%
   2004...............................................   5,755     9.59       55     1.85%        0.13%   (4.12)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005............................................... 129,199    13.44    1,736     1.85%        0.00%   15.84%
   2004............................................... 121,775    11.60    1,412     1.85%        0.00%   15.99%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................  21,192    11.30      240     1.85%        0.09%    0.54%
   2004...............................................  20,301    11.24      228     1.85%        0.00%   12.43%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005...............................................   8,768    10.38       91     1.85%        0.31%    3.78%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................  47,593    10.05      478     1.85%        4.78%    0.15%
   2004...............................................  50,938    10.04      511     1.85%        4.53%    0.38%
 Mid-Cap Equity Fund
   2005...............................................  60,192    12.12      730     1.85%        2.32%    9.68%
   2004...............................................  60,203    11.05      665     1.85%        1.04%   10.52%
 Money Market Fund
   2005...............................................  27,530    10.01      276     1.85%        2.71%    0.91%
   2004...............................................  38,012     9.92      377     1.85%        0.96%   (0.77)%
 Premier Growth Equity Fund
   2005...............................................  52,526    10.23      537     1.85%        0.33%   (0.58)%
   2004...............................................  41,730    10.29      429     1.85%        0.61%    2.92%
 Real Estate Securities Fund
   2005...............................................  51,165    13.63      697     1.85%        5.60%    9.72%
   2004...............................................  35,170    12.42      437     1.85%        6.13%   24.21%
 S&P 500(R) Index Fund
   2005...............................................  98,397    10.74    1,057     1.85%        1.48%    2.58%
   2004...............................................  92,137    10.47      965     1.85%        1.59%    4.72%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type X:                                                  Units   Unit Value  000s    Net Assets     Ratio    Return
-------                                                --------- ---------- ------- ------------- ---------- ------
 Small-Cap Value Equity Fund
   2005...............................................    82,514   $11.60   $   957     1.85%        1.07%    7.51%
   2004...............................................    77,097    10.79       832     1.85%        6.53%    7.93%
 Total Return Fund
   2005............................................... 2,937,461    10.56    31,008     1.85%        2.16%    1.76%
   2004............................................... 2,139,933    10.37    22,199     1.85%        1.85%    3.74%
 U.S. Equity Fund
   2005...............................................    42,911    10.42       447     1.85%        1.08%    0.62%
   2004...............................................    28,214    10.36       292     1.85%        1.30%    3.60%
 Value Equity Fund
   2005...............................................    39,010    10.71       418     1.85%        1.18%    2.14%
   2004...............................................    37,191    10.49       390     1.85%        1.28%    4.87%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       882    11.36        10     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005...............................................    15,764    10.78       170     1.85%        0.00%    7.62%
   2004...............................................    15,952    10.02       160     1.85%        0.00%    0.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................    84,527    11.03       933     1.85%        2.08%    5.67%
   2004...............................................    35,046    10.44       366     1.85%        2.25%    4.42%
 Forty Portfolio -- Service Shares
   2005...............................................     1,845    12.42        23     1.85%        0.01%   10.48%
   2004...............................................       881    11.24        10     1.85%        0.03%   12.40%
 International Growth Portfolio -- Service Shares
   2005...............................................     8,285    14.21       118     1.85%        1.04%   29.51%
   2004...............................................     8,860    10.97        97     1.85%        0.86%    9.75%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005...............................................    17,590    10.51       185     1.85%        0.14%    2.30%
   2004...............................................    19,506    10.28       200     1.85%        0.00%    2.77%
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................     4,052    11.14        45     1.85%        0.31%    5.05%
   2004...............................................     4,255    10.60        45     1.85%        0.44%    6.05%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005...............................................    21,864    10.00       219     1.85%        0.00%    3.09%
   2004...............................................    19,998     9.70       194     1.85%        0.00%   (2.96)%
 MFS(R) Total Return Series -- Service Class Shares
   2005...............................................    96,024    10.68     1,026     1.85%        0.02%    0.71%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    19,896    13.81       275     1.85%        0.54%   14.42%
   2004...............................................    16,456    12.07       199     1.85%        1.26%   20.65%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type X:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
-------                                                ------- ---------- ------ ------------- ---------- ------
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  85,052   $11.56   $  983     1.85%        0.00%    5.47%
   2004...............................................  84,175    10.96      923     1.85%        0.00%    9.63%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 101,488    12.58    1,277     1.85%        1.00%   17.32%
   2004............................................... 102,549    10.73    1,100     1.85%        0.53%    7.25%
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................   8,023    12.32       99     1.85%        0.00%    9.92%
   2004...............................................   7,188    11.21       81     1.85%        0.00%   12.05%
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 163,805    11.11    1,820     1.85%        1.26%    1.76%
   2004............................................... 148,028    10.92    1,616     1.85%        0.00%    9.20%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  39,961    10.47      418     1.85%        0.72%    2.93%
   2004...............................................  48,453    10.17      493     1.85%        0.20%    1.72%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 128,241    12.39    1,589     1.85%        0.86%   11.96%
   2004............................................... 106,323    11.07    1,177     1.85%        1.10%   10.68%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  29,165    10.73      313     1.85%        1.19%    3.79%
   2004...............................................  31,368    10.34      324     1.85%        0.69%    3.41%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  34,602    11.88      411     1.85%        0.00%    7.69%
   2004...............................................  26,875    11.03      296     1.85%        0.00%   10.32%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  69,800    10.92      762     1.85%        6.51%    2.19%
   2004...............................................  63,238    10.68      676     1.85%        6.62%    6.84%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   4,852    10.61       51     1.85%        4.27%    2.81%
   2004...............................................   5,062    10.32       52     1.85%        4.15%    3.24%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 206,991    10.23    2,118     1.85%        4.28%    0.56%
   2004............................................... 140,811    10.18    1,433     1.85%        2.55%    1.78%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................   7,208    13.01       94     1.85%        0.00%   19.02%
   2004...............................................   7,659    10.93       84     1.85%        0.00%    9.27%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type X:                                                     Units  Unit Value 000s  Net Assets     Ratio    Return
-------                                                     ------ ---------- ---- ------------- ---------- ------
 Jennison Portfolio -- Class II Shares
   2005....................................................    328   $11.59   $  4     1.85%        0.00%   11.92%
   2004....................................................    321    10.35      3     1.85%        0.06%    3.53%
 Natural Resources Portfolio -- Class II
   2005....................................................  1,436    14.82     21     1.85%        0.00%   48.20%
Rydex Variable Trust:
 OTC Fund
   2005....................................................  7,745    10.44     81     1.85%        0.00%   (0.75)%
   2004....................................................  7,821    10.52     82     1.85%        0.00%    5.16%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................... 10,526    10.19    107     1.85%        0.64%    1.81%
   2004.................................................... 10,559    10.01    106     1.85%        0.22%    0.09%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 72,848    11.18    815     1.85%        0.95%    2.19%
   2004.................................................... 64,668    10.95    708     1.85%        0.64%    9.45%
 Emerging Growth Portfolio -- Class II Shares
   2005....................................................  5,151    10.80     56     1.85%        0.01%    5.65%
   2004....................................................  5,205    10.22     53     1.85%        0.00%    2.20%

Type XI:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 58,299    11.14    649     1.85%        0.49%    3.48%
   2004.................................................... 42,247    10.76    455     1.85%        0.00%    7.64%
 AIM V.I. International Growth Fund -- Series II shares
   2005.................................................... 27,194    12.27    334     1.85%        1.31%   15.53%
   2004....................................................  6,317    10.62     67     1.85%        0.62%    6.24%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  8,880    11.05     98     1.85%        0.81%    3.71%
   2004....................................................  8,908    10.66     95     1.85%        0.44%    6.57%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 44,753    11.10    497     1.85%        1.27%    2.67%
   2004.................................................... 27,125    10.81    293     1.85%        0.74%    8.14%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 46,233    12.05    557     1.85%        0.96%   14.37%
   2004....................................................  4,345    10.53     46     1.85%        0.00%    5.35%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005.................................................... 27,223    12.30    335     1.85%        0.00%   12.73%
   2004.................................................... 11,112    10.91    121     1.85%        0.00%    9.15%
American Century Variable Portfolios, Inc.:
 VP Ultra(R) Fund -- Class I
   2005....................................................  3,538    10.94     39     1.85%        0.00%    9.40%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XI:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                              ------- ---------- ------ ------------- ---------- ------
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................  12,057   $ 9.93   $  120     1.85%        3.74%   (0.65)%
Dreyfus:
 Dreyfus Investment Portfolios -- MidCap Stock
   Portfolio -- Initial Shares
   2005..............................................     804    11.45        9     1.85%        0.01%   14.55%
 Dreyfus Variable Investment Fund -- Money Market
   Portfolio
   2005..............................................   4,252    10.08       43     1.85%        2.98%    0.76%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005..............................................  27,209    10.93      297     1.85%        0.39%    0.73%
   2004..............................................   9,040    10.85       98     1.85%        2.26%    8.49%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................  14,600    12.09      177     1.85%        1.51%    8.08%
   2004..............................................   1,334    11.19       15     1.85%       19.09%   11.86%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................  29,657    10.71      318     1.85%        8.21%    0.38%
   2004..............................................  12,116    10.67      129     1.85%        6.83%    6.73%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 381,414    10.53    4,015     1.85%        1.74%    1.87%
   2004.............................................. 214,116    10.33    2,213     1.85%        0.00%    3.35%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  59,468    11.37      676     1.85%        1.84%    3.62%
   2004..............................................  17,355    10.97      190     1.85%        1.35%    9.74%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  32,944    10.80      356     1.85%        0.28%    3.56%
   2004..............................................  16,001    10.43      167     1.85%        0.13%    4.30%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  60,009    14.14      848     1.85%        0.00%   15.84%
   2004..............................................  29,081    12.20      355     1.85%        0.00%   22.04%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 595,181    10.38    6,177     1.85%        0.31%    3.78%
 Franklin Large Cap Growth Securities Fund -- Class 2
   Shares
   2005..............................................   1,209    10.40       13     1.85%        0.22%    3.99%
 Templeton Foreign Securities Fund -- Class 2 Shares
   2005..............................................   1,584    11.16       18     1.85%        1.34%   11.60%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  63,706    10.25      653     1.85%        4.78%    0.15%
   2004..............................................  40,814    10.23      418     1.85%        4.53%    2.30%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XI:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                            --------- ---------- ------- ------------- ---------- ------
 Mid-Cap Equity Fund
   2005............................................    25,219   $12.57   $   317     1.85%        2.32%    9.68%
   2004............................................    11,252    11.46       129     1.85%        1.04%   14.58%
 Money Market Fund
   2005............................................   268,448    10.04     2,695     1.85%        2.71%    0.91%
   2004............................................   102,071     9.95     1,016     1.85%        0.96%   (0.51)%
 Small-Cap Value Equity Fund
   2005............................................    25,455    11.90       303     1.85%        1.07%    7.51%
   2004............................................     9,652    11.07       107     1.85%        6.53%   10.68%
 Total Return Fund
   2005............................................ 8,996,013    10.84    97,548     1.85%        2.16%    1.76%
   2004............................................ 2,646,694    10.66    28,204     1.85%        1.85%    6.56%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,261    11.36       173     1.85%        2.89%   13.58%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    28,271    11.39       322     1.85%        0.00%    7.62%
   2004............................................     3,798    10.58        40     1.85%        0.00%    5.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   257,220    11.37     2,924     1.85%        2.08%    5.67%
   2004............................................   128,105    10.76     1,378     1.85%        2.25%    7.58%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.70        --     1.85%        1.04%   29.51%
   2004............................................    21,993    11.35       250     1.85%        0.86%   13.54%
J.P. Morgan Series Trust II:
 Bond Portfolio
   2005............................................     1,157    10.07        12     1.85%        4.30%    0.71%
 International Equity Portfolio
   2005............................................     4,865    11.28        55     1.85%        0.03%   12.81%
 Mid Cap Value Portfolio
   2005............................................     2,645    10.88        29     1.85%        0.86%    8.80%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................    15,815    11.10       176     1.85%        0.14%    2.30%
   2004............................................     2,119    10.85        23     1.85%        0.00%    8.52%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................    15,613    10.94       171     1.85%        0.00%    3.09%
   2004............................................    13,398    10.61       142     1.85%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   465,086    10.30     4,792     1.85%        0.02%    3.03%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    63,794    11.87       757     1.85%        0.00%    5.47%
   2004............................................    32,887    11.25       370     1.85%        0.00%   12.55%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XI:                                                 Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                                ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005................................................ 145,933   $12.88   $1,880     1.85%        1.00%   17.32%
   2004................................................  61,588    10.98      676     1.85%        0.53%    9.80%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005................................................ 402,956    11.11    4,478     1.85%        1.26%    1.76%
   2004................................................ 132,008    10.92    1,441     1.85%        0.00%    9.20%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005................................................  32,893    12.68      417     1.85%        0.00%    7.69%
   2004................................................   6,730    11.78       79     1.85%        0.00%   17.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005................................................  39,094    11.04      432     1.85%        6.51%    2.19%
   2004................................................  13,214    10.81      143     1.85%        6.62%    8.08%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005................................................  17,190    10.96      188     1.85%        4.27%    2.81%
   2004................................................   7,912    10.66       84     1.85%        4.15%    6.59%
 Low Duration Portfolio -- Advisor Class Shares
   2005................................................ 130,107     9.96    1,296     1.85%        2.45%   (0.37)%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................ 231,271    10.38    2,399     1.85%        4.28%    0.56%
   2004................................................ 102,615    10.32    1,059     1.85%        2.55%    3.18%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005................................................   3,973    12.21       49     1.85%        0.00%   11.92%
   2004................................................     662    10.91        7     1.85%        0.06%    9.12%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  10,582    10.84      115     1.85%        0.64%    1.81%
   2004................................................   8,999    10.65       96     1.85%        0.22%    6.46%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005................................................  13,147    10.54      139     0.00%        6.90%    5.38%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................ 105,107    11.57    1,216     1.85%        0.95%    2.19%
   2004................................................  15,109    11.32      171     1.85%        0.64%   13.23%

Type XII:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  26,035    11.12      290     1.95%        0.49%    3.38%
   2004................................................  10,413    10.76      112     1.95%        0.00%    7.56%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................  20,859    12.26      256     1.95%        1.31%   15.41%
   2004................................................      18    10.62        1     1.95%        0.62%    6.23%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................   6,373   $11.03   $   70     1.95%        0.81%    3.60%
   2004...............................................   5,648    10.65       60     1.95%        0.44%    6.49%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................  32,113    11.08      356     1.95%        1.27%    2.56%
   2004...............................................  12,931    10.81      140     1.95%        0.74%    8.07%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................  30,684    12.03      369     1.95%        0.96%   14.26%
   2004...............................................   4,595    10.53       48     1.95%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................  13,560    12.28      167     1.95%        0.00%   12.61%
   2004...............................................   3,602    10.91       39     1.95%        0.00%    9.07%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................   5,577     9.93       55     1.95%        3.74%   (0.72)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................  13,187    10.91      144     1.95%        0.39%    0.63%
   2004...............................................   3,813    10.84       41     1.95%        2.26%    8.41%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................  16,343    12.07      197     1.95%        1.51%    7.97%
   2004...............................................   2,498    11.18       28     1.95%       19.09%   11.79%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005...............................................   9,024    10.70       97     1.95%        8.21%    0.28%
   2004...............................................   3,057    10.67       33     1.95%        6.83%    6.65%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005............................................... 193,962    10.51    2,038     1.95%        1.74%    1.76%
   2004...............................................  91,441    10.33      944     1.95%        0.00%    3.28%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  34,287    11.35      389     1.95%        1.84%    3.52%
   2004...............................................  15,898    10.97      174     1.95%        1.35%    9.66%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................  16,249    10.78      175     1.95%        0.28%    3.45%
   2004...............................................     384    10.42        4     1.95%        0.13%    4.22%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................  44,142    14.11      623     1.95%        0.00%   15.72%
   2004...............................................  16,419    12.20      200     1.95%        0.00%   21.96%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 391,077    10.37    4,056     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income   Total
Type XII:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................    28,818   $10.23   $   295     1.95%        4.78%    0.05%
   2004............................................     8,059    10.22        82     1.95%        4.53%    2.23%
 Mid-Cap Equity Fund
   2005............................................     7,131    12.55        89     1.95%        2.32%    9.57%
   2004............................................     5,243    11.45        60     1.95%        1.04%   14.50%
 Money Market Fund
   2005............................................   150,019    10.02     1,504     1.95%        2.71%    0.81%
   2004............................................    55,239     9.94       549     1.95%        0.96%   (0.58)%
 Small-Cap Value Equity Fund
   2005............................................     7,528    11.88        89     1.95%        1.07%    7.40%
   2004............................................     3,129    11.06        35     1.95%        6.53%   10.60%
 Total Return Fund
   2005............................................ 4,782,115    10.83    51,767     1.95%        2.16%    1.65%
   2004............................................ 1,783,009    10.65    18,987     1.95%        1.85%    6.49%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................    15,837    11.35       180     1.95%        2.89%   13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................    24,984    11.37       284     1.95%        0.00%    7.51%
   2004............................................    11,344    10.57       120     1.95%        0.00%    5.72%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................   158,810    11.35     1,802     1.95%        2.08%    5.57%
   2004............................................    14,502    10.75       156     1.95%        2.25%    7.51%
 International Growth Portfolio -- Service Shares
   2005............................................        --    14.68        --     1.95%        1.04%   29.38%
   2004............................................     6,949    11.35        79     1.95%        0.86%   13.46%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005............................................     5,106    11.08        57     1.95%        0.14%    2.20%
   2004............................................       627    10.84         7     1.95%        0.00%    8.44%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................     5,703    10.92        62     1.95%        0.00%    2.99%
   2004............................................     1,785    10.60        19     1.95%        0.00%    6.04%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................   198,345    10.30     2,042     1.95%        0.02%    2.96%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    42,972    11.85       509     1.95%        0.00%    5.36%
   2004............................................    18,129    11.25       204     1.95%        0.00%   12.47%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XII:                                               Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                              ------- ---------- ------ ------------- ---------- ------
 Nations Marsico International Opportunities Portfolio
   2005...............................................  93,312   $12.86   $1,200     1.95%        1.00%   17.20%
   2004...............................................  39,132    10.97      429     1.95%        0.53%    9.73%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 323,610    11.09    3,590     1.95%        1.26%    1.66%
   2004...............................................  47,184    10.91      515     1.95%        0.00%    9.12%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  27,464    12.66      348     1.95%        0.00%    7.58%
   2004...............................................   8,840    11.77      104     1.95%        0.00%   17.71%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  35,042    11.03      386     1.95%        6.51%    2.09%
   2004...............................................  10,569    10.80      114     1.95%        6.62%    8.00%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................  27,793    10.94      304     1.95%        4.27%    2.71%
   2004...............................................   9,496    10.65      101     1.95%        4.15%    6.52%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  91,098     9.96      907     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 141,148    10.36    1,462     1.95%        4.28%    0.45%
   2004...............................................  64,017    10.31      660     1.95%        2.55%    3.11%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   9,775    12.19      119     1.95%        0.00%   11.81%
   2004...............................................     836    10.90        9     1.95%        0.06%    9.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  15,186    10.82      164     1.95%        0.64%    1.70%
   2004...............................................   5,016    10.64       53     1.95%        0.22%    6.39%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005...............................................  12,504    10.53      132     1.95%        6.90%    5.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  76,220    11.55      880     1.95%        0.95%    2.09%
   2004...............................................  16,006    11.32      181     1.95%        0.64%   13.16%

Type XIII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................  20,493    10.74      220     2.10%        0.49%    3.22%
   2004...............................................  17,323    10.41      180     2.10%        0.00%    4.07%
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005...............................................   7,156    10.72       77     2.10%        0.06%    6.56%
   2004...............................................   7,209    10.06       73     2.10%        0.00%    0.58%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    630   $10.42   $  7     2.10%        0.81%    3.44%
   2004....................................................    664    10.08      7     2.10%        0.44%    0.77%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Global Technology Portfolio -- Class B
   2005....................................................  2,122    10.03     21     2.10%        0.00%    1.48%
   2004....................................................  1,086     9.88     11     2.10%        0.00%   (1.20)%
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 36,191    10.73    388     2.10%        1.27%    2.41%
   2004.................................................... 38,378    10.48    402     2.10%        0.74%    4.80%
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  4,868    12.01     58     2.10%        0.96%   14.08%
   2004....................................................  4,058    10.53     43     2.10%        0.00%    5.31%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  8,478    11.61     98     2.10%        0.00%   12.44%
   2004....................................................  7,049    10.33     73     2.10%        0.00%    3.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  6,820    10.22     70     2.10%        4.08%    1.69%
   2004....................................................  4,863    10.05     49     2.10%        2.99%    0.47%
 VT Worldwide Health Sciences Fund
   2005....................................................  4,182    10.28     43     2.10%        0.00%    4.79%
   2004....................................................  3,786     9.81     37     2.10%        0.00%   (1.94)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  3,796    10.88     41     2.10%        0.39%    0.47%
   2004....................................................     99    10.83      1     2.10%        2.26%    8.30%
 Mercury Large Cap Growth V.I. Fund -- Class III Shares
   2005....................................................  3,218    11.70     38     2.10%        0.00%    8.16%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,324    12.04     16     2.10%        1.51%    7.81%
   2004....................................................  1,130    11.17     13     2.10%       19.09%   11.67%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    945    10.72     10     2.10%        8.21%    0.13%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 12,713    11.67    148     2.10%        0.00%    8.56%
   2004....................................................  2,499    10.75     27     2.10%        0.00%    7.55%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  9,266    10.48     97     2.10%        1.74%    1.61%
   2004....................................................  5,261    10.32     54     2.10%        0.00%    3.17%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 19,333    12.49    241     2.10%        0.13%   14.21%
   2004.................................................... 13,988    10.94    153     2.10%        0.19%    9.35%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
 VIP Dynamic Capital Appreciation Portfolio -- Service
   Class 2
   2005...............................................      63   $11.11   $    1     2.10%        0.00%   18.15%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................  17,670    10.90      193     2.10%        1.84%    3.36%
   2004...............................................  12,814    10.55      135     2.10%        1.35%    5.49%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................     249    10.59        3     2.10%        1.34%    5.15%
   2004...............................................     249    10.07        3     2.10%        0.74%    0.72%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................   6,164     9.88       61     2.10%        0.28%    3.29%
   2004...............................................   3,921     9.57       38     2.10%        0.13%   (4.33)%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................   8,336    13.37      111     2.10%        0.00%   15.55%
   2004...............................................   4,543    11.57       53     2.10%        0.00%   15.73%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................   2,331    11.26       26     2.10%        0.09%    0.28%
   2004...............................................     455    11.22        5     2.10%        0.00%   12.24%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................   6,222    10.01       62     2.10%        4.78%   (0.10)%
   2004...............................................   6,209    10.02       62     2.10%        4.53%    0.15%
 Mid-Cap Equity Fund
   2005...............................................   8,822    12.06      106     2.10%        2.32%    9.40%
   2004...............................................   8,064    11.03       89     2.10%        1.04%   10.27%
 Money Market Fund
   2005...............................................  30,990     9.97      309     2.10%        2.71%    0.65%
   2004...............................................   2,870     9.90       28     2.10%        0.96%   (0.99)%
 Premier Growth Equity Fund
   2005...............................................  34,388    10.18      350     2.10%        0.33%   (0.83)%
   2004...............................................  33,410    10.27      343     2.10%        0.61%    2.68%
 Real Estate Securities Fund
   2005...............................................   6,258    13.56       85     2.10%        5.60%    9.44%
   2004...............................................   3,678    12.39       46     2.10%        6.13%   23.93%
 S&P 500(R) Index Fund
   2005...............................................   5,040    10.69       54     2.10%        1.48%    2.32%
   2004...............................................   4,848    10.45       51     2.10%        1.59%    4.49%
 Small-Cap Value Equity Fund
   2005...............................................  13,823    11.55      160     2.10%        1.07%    7.24%
   2004...............................................  12,763    10.77      137     2.10%        6.53%    7.69%
 Total Return Fund
   2005............................................... 339,798    10.51    3,570     2.10%        2.16%    1.50%
   2004............................................... 260,913    10.35    2,701     2.10%        1.85%    3.51%
 U.S. Equity Fund
   2005...............................................      56    10.37        1     2.10%        1.08%    0.36%
 Value Equity Fund
   2005...............................................     224    10.66        2     2.10%        1.18%    1.88%
   2004...............................................     238    10.46        2     2.10%        1.28%    4.64%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................     16   $11.34   $  1     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005............................................... 13,136    10.73    141     2.10%        0.00%    7.35%
   2004............................................... 12,181     9.99    122     2.10%        0.00%   (0.05)%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  2,851    10.98     31     2.10%        2.08%    5.41%
   2004...............................................  3,089    10.42     32     2.10%        2.25%    4.18%
 Forty Portfolio -- Service Shares
   2005...............................................  1,869    12.36     23     2.10%        0.01%   10.20%
 International Growth Portfolio -- Service Shares
   2005...............................................  7,459    14.15    106     2.10%        1.04%   29.18%
   2004............................................... 12,609    10.95    138     2.10%        0.86%    9.50%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Trust Series -- Service Class Shares
   2005...............................................    238    11.09      3     2.10%        0.31%    4.78%
   2004...............................................    238    10.58      3     2.10%        0.44%    5.81%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  3,755     9.96     37     2.10%        0.00%    2.83%
   2004...............................................  3,723     9.68     36     2.10%        0.00%   (3.17)%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................... 21,011    11.51    242     2.10%        0.00%    5.20%
   2004............................................... 19,041    10.94    208     2.10%        0.00%    9.38%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 19,313    12.52    242     2.10%        1.00%   17.02%
   2004............................................... 10,725    10.70    115     2.10%        0.53%    7.01%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................    574    11.06      6     2.10%        1.26%    1.50%
   2004...............................................    605    10.90      7     2.10%        0.00%    9.01%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005............................................... 11,251    10.42    117     2.10%        0.72%    2.67%
   2004............................................... 11,911    10.15    121     2.10%        0.20%    1.49%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 14,836    12.33    183     2.10%        0.86%   11.67%
   2004............................................... 12,740    11.04    141     2.10%        1.10%   10.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................  5,366    10.68     57     2.10%        1.19%    3.53%
   2004...............................................  5,474    10.32     56     2.10%        0.69%    3.18%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XIII:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                ------ ---------- ---- ------------- ---------- ------
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005..................................................  4,671   $11.82   $ 55     2.10%        0.00%    7.42%
   2004..................................................  4,194    11.01     46     2.10%        0.00%   10.07%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.................................................. 16,888    10.87    184     2.10%        6.51%    1.93%
   2004.................................................. 14,189    10.66    151     2.10%        6.62%    6.60%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005.................................................. 29,246    10.56    309     2.10%        4.27%    2.55%
   2004.................................................. 26,530    10.30    273     2.10%        4.15%    3.01%
 Low Duration Portfolio -- Advisor Class Shares
   2005..................................................     79     9.95      1     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................. 38,526    10.19    392     2.10%        4.28%    0.30%
   2004.................................................. 31,365    10.16    319     2.10%        2.55%    1.55%
Rydex Variable Trust:
 OTC Fund
   2005..................................................  8,374    10.39     87     2.10%        0.00%   (1.00)%
   2004..................................................  7,752    10.49     81     2.10%        0.00%    4.93%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005..................................................  1,642    10.14     17     2.10%        0.64%    1.55%
   2004..................................................  1,209     9.99     12     2.10%        0.22%   (0.13)%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005..................................................  5,514    11.13     61     2.10%        0.95%    1.93%
   2004..................................................  2,983    10.92     33     2.10%        0.64%    9.21%
 Emerging Growth Portfolio -- Class II Shares
   2005..................................................  5,471    10.75     59     2.10%        0.01%    5.38%
   2004..................................................  3,451    10.20     35     2.10%        0.00%    1.97%

Type XIV:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 12,724    11.09    141     2.10%        0.49%    3.22%
   2004..................................................    654    10.75      7     2.10%        0.00%    7.45%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  5,175    12.24     63     2.10%        1.31%   15.24%
   2004..................................................    436    10.62      5     2.10%        0.62%    6.21%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    530    11.00      6     2.10%        0.81%    3.44%
   2004..................................................    287    10.64      3     2.10%        0.44%    6.38%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................. 20,999    11.06    232     2.10%        1.27%    2.41%
   2004..................................................  7,844    10.80     85     2.10%        0.74%    7.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XIV:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
---------                                             ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................  10,691   $12.01   $  128     2.10%        0.96%   14.08%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     948    12.25       12     2.10%        0.00%   12.44%
   2004..............................................     298    10.90        3     2.10%        0.00%    8.96%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................     922     9.92        9     2.10%        3.74%   (0.82)%
FAM Variable Series Fund, Inc.:
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005..............................................   3,486    12.04       42     2.10%        1.51%    7.81%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   4,329    10.67       46     2.10%        8.21%    0.13%
   2004..............................................      79    10.65        1     2.10%        6.83%    6.54%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005.............................................. 150,976    10.48    1,583     2.10%        1.74%    1.61%
   2004..............................................  28,249    10.32      291     2.10%        0.00%    3.17%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................  14,551    11.32      165     2.10%        1.84%    3.36%
   2004..............................................     556    10.95        6     2.10%        1.35%    9.55%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  15,460    10.75      166     2.10%        0.28%    3.29%
   2004..............................................   4,967    10.41       52     2.10%        0.13%    4.12%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................  19,378    14.08      273     2.10%        0.00%   15.55%
   2004..............................................   7,762    12.18       95     2.10%        0.00%   21.83%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.............................................. 291,882    10.36    3,024     2.10%        0.31%    3.61%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................   5,373    10.20       55     2.10%        4.78%   (0.10)%
 Mid-Cap Equity Fund
   2005..............................................   8,666    12.51      108     2.10%        2.32%    9.40%
   2004..............................................   2,391    11.44       27     2.10%        1.04%   14.39%
 Money Market Fund
   2005.............................................. 132,025    10.00    1,320     2.10%        2.71%    0.65%
   2004..............................................  30,852     9.93      306     2.10%        0.96%   (0.68)%
 Small-Cap Value Equity Fund
   2005..............................................   6,206    11.85       74     2.10%        1.07%    7.24%
   2004..............................................   1,690    11.05       19     2.10%        6.53%   10.49%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XIV:                                              Units   Unit Value  000s    Net Assets     Ratio    Return
---------                                            --------- ---------- ------- ------------- ---------- ------
 Total Return Fund
   2005............................................. 3,767,110   $10.80   $40,675     2.10%        2.16%    1.50%
   2004.............................................   924,096    10.64     9,831     2.10%        1.85%    6.38%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................     4,880    11.34        55     2.10%        2.89%   13.38%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................    12,592    11.34       143     2.10%        0.00%    7.35%
   2004.............................................       476    10.56         5     2.10%        0.00%    5.61%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    98,721    11.32     1,118     2.10%        2.08%    5.41%
   2004.............................................    20,112    10.74       216     2.10%        2.25%    7.40%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service
   Class Shares
   2005.............................................     1,842    11.05        20     2.10%        0.14%    2.04%
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     4,389    10.89        48     2.10%        0.00%    2.83%
   2004.............................................     1,128    10.59        12     2.10%        0.00%    5.93%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................   100,856    10.29     1,037     2.10%        0.02%    2.85%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    28,105    11.82       332     2.10%        0.00%    5.20%
   2004.............................................    12,403    11.24       139     2.10%        0.00%   12.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    56,038    12.83       719     2.10%        1.00%   17.02%
   2004.............................................    23,413    10.96       257     2.10%        0.53%    9.61%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   124,342    11.06     1,376     2.10%        1.26%    1.50%
   2004.............................................    29,108    10.90       317     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................    13,646    12.63       172     2.10%        0.00%    7.42%
   2004.............................................     4,778    11.76        56     2.10%        0.00%   17.59%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    17,565    11.00       193     2.10%        6.51%    1.93%
   2004.............................................     6,209    10.79        67     2.10%        6.62%    7.89%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     6,882    10.91        75     2.10%        4.27%    2.55%
   2004.............................................     5,215    10.64        55     2.10%        4.15%    6.41%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIV:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 Low Duration Portfolio -- Advisor Class Shares
   2005.................................................... 37,809   $ 9.95   $376     2.10%        2.45%   (0.54)%
 Total Return Portfolio -- Administrative Class Shares
   2005.................................................... 93,460    10.33    966     2.10%        4.28%    0.30%
   2004.................................................... 32,298    10.30    333     2.10%        2.55%    3.00%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005....................................................    630    12.16      8     2.10%        0.00%   11.64%
   2004....................................................    376    10.89      4     2.10%        0.06%    8.94%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005....................................................  5,279    10.79     57     2.10%        0.64%    1.55%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005....................................................  8,463    10.52     89     2.10%        6.90%    5.20%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 44,062    11.52    508     2.10%        0.95%    1.93%
   2004.................................................... 20,331    11.30    230     2.10%        0.64%   13.04%

Type XV:
--------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................... 17,448    11.07    193     2.20%        0.49%    3.12%
   2004.................................................... 11,143    10.74    120     2.20%        0.00%    7.38%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................  7,841    12.23     96     2.20%        1.31%   15.12%
   2004....................................................  3,295    10.62     35     2.20%        0.62%    6.19%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................  7,031    10.99     77     2.20%        0.81%    3.34%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005.................................................... 31,179    11.04    344     2.20%        1.27%    2.30%
   2004....................................................  4,874    10.79     53     2.20%        0.74%    7.88%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 24,441    12.00    293     2.20%        0.96%   13.96%
 AllianceBernstein Large Cap Growth Portfolio -- Class B
   2005....................................................  3,246    12.23     40     2.20%        0.00%   12.32%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................  2,146     9.91     21     2.20%        3.74%   (0.89)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005.................................................... 14,661    10.86    159     2.20%        0.39%    0.37%
   2004....................................................  1,423    10.82     15     2.20%        2.26%    8.23%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  5,636    12.02     68     2.20%        1.51%    7.70%
   2004....................................................    541    11.16      6     2.20%       19.09%   11.59%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                    Net Assets     Expenses as a Investment
                                                                ------------------ % of Average    Income   Total
Type XV:                                                Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                              --------- ---------- ------- ------------- ---------- ------
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005..............................................     8,126   $10.65   $    87     2.20%        8.21%    0.03%
   2004..............................................     2,543    10.65        27     2.20%        6.83%    6.47%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................   106,713    10.47     1,117     2.20%        1.74%    1.50%
   2004..............................................    35,661    10.31       368     2.20%        0.00%    3.10%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................    25,484    11.30       288     2.20%        1.84%    3.25%
   2004..............................................     8,643    10.95        95     2.20%        1.35%    9.47%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................     9,869    10.74       106     2.20%        0.28%    3.19%
   2004..............................................     3,892    10.40        40     2.20%        0.13%    4.05%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................    23,763    14.05       334     2.20%        0.00%   15.43%
   2004..............................................     8,856    12.17       108     2.20%        0.00%   21.75%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005..............................................   166,804    10.35     1,727     2.20%        0.31%    3.53%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................     9,669    10.18        98     2.20%        4.78%   (0.20)%
   2004..............................................       484    10.21         5     2.20%        4.53%    2.05%
 Mid-Cap Equity Fund
   2005..............................................     8,686    12.49       109     2.20%        2.32%    9.29%
   2004..............................................     3,551    11.43        41     2.20%        1.04%   14.31%
 Money Market Fund
   2005..............................................   103,838     9.98     1,036     2.20%        2.71%    0.55%
   2004..............................................    31,741     9.93       315     2.20%        0.96%   (0.74)%
 Small-Cap Value Equity Fund
   2005..............................................    10,713    11.83       127     2.20%        1.07%    7.13%
   2004..............................................     2,399    11.04        26     2.20%        6.53%   10.41%
 Total Return Fund
   2005.............................................. 2,187,807    10.78    23,583     2.20%        2.16%    1.40%
   2004..............................................   493,492    10.63     5,246     2.20%        1.85%    6.31%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005..............................................    12,067    11.33       137     2.20%        2.89%   13.31%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005..............................................    22,733    11.32       257     2.20%        0.00%    7.24%
   2004..............................................     6,108    10.55        64     2.20%        0.00%    5.54%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XV:                                                Units  Unit Value  000s   Net Assets     Ratio    Return
--------                                               ------- ---------- ------ ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  62,953   $11.30   $  711     2.20%        2.08%    5.30%
   2004...............................................  61,409    10.73      659     2.20%        2.25%    7.32%
 International Growth Portfolio -- Service Shares
   2005...............................................      --    14.62       --     2.20%        1.04%   29.05%
   2004...............................................   7,684    11.33       87     2.20%        0.86%   13.27%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................  10,448    10.87      114     2.20%        0.00%    2.73%
   2004...............................................   3,402    10.59       36     2.20%        0.00%    5.86%
   MFS(R) Total Return Series -- Service Class Shares.
   2005...............................................  26,516    10.28      273     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  32,644    11.80      385     2.20%        0.00%    5.09%
   2004...............................................  10,915    11.23      123     2.20%        0.00%   12.28%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  63,134    12.81      808     2.20%        1.00%   16.90%
   2004...............................................  18,027    10.95      197     2.20%        0.53%    9.54%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 108,541    11.05    1,199     2.20%        1.26%    1.40%
   2004...............................................  54,629    10.89      595     2.20%        0.00%    8.94%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  11,091    12.61      140     2.20%        0.00%    7.31%
   2004...............................................   3,172    11.75       37     2.20%        0.00%   17.51%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  20,911    10.98      230     2.20%        6.51%    1.83%
   2004...............................................   5,298    10.78       57     2.20%        6.62%    7.82%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   2,977    10.89       32     2.20%        4.27%    2.45%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................  52,306     9.94      520     2.20%        2.45%   (0.60)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 124,882    10.31    1,288     2.20%        4.28%    0.20%
   2004...............................................  46,520    10.29      479     2.20%        2.55%    2.93%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   3,516    12.14       43     2.20%        0.00%   11.52%
   2004...............................................   2,403    10.89       26     2.20%        0.06%    8.86%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................   9,191    10.77       99     2.20%        0.64%    1.44%
   2004...............................................   4,173    10.62       44     2.20%        0.22%    6.20%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets    Expenses as a Investment
                                                                 --------------- % of Average    Income   Total
Type XV:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                  ------ ---------- ---- ------------- ---------- ------
 Salomon Brothers Variable Total Return Fund -- Class II
   2005..................................................  5,411   $10.51   $ 57     2.20%        6.90%    5.12%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................. 32,581    11.50    375     2.20%        0.95%    1.83%
   2004..................................................  6,642    11.30     75     2.20%        0.64%   12.96%

Type XVI:
---------
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005.................................................. 13,605    10.24    139     2.00%        4.08%    1.79%
   2004.................................................. 14,516    10.06    146     2.00%        2.99%    0.56%
Fidelity Variable Insurance Products Fund:
 VIP Growth Portfolio -- Service Class 2
   2005..................................................    643     9.90      6     2.00%        0.28%    3.40%
GE Investments Funds, Inc.:
 Income Fund
   2005..................................................    745    10.02      7     2.00%        4.78%    0.00%
 Total Return Fund
   2005.................................................. 57,488    10.53    605     2.00%        2.16%    1.60%
   2004.................................................. 12,068    10.36    125     2.00%        1.85%    3.60%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005..................................................    255     9.98      3     2.00%        0.00%    2.94%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005..................................................    441    12.36      5     2.00%        0.86%   11.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005..................................................    346    10.89      4     2.00%        6.51%    2.04%

Type XVII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005.................................................. 10,982    11.11    122     2.00%        0.49%    3.33%
   2004..................................................  3,427    10.75     37     2.00%        0.00%    7.53%
 AIM V.I. International Growth Fund -- Series II shares
   2005..................................................  6,104    12.25     75     2.00%        1.31%   15.36%
   2004..................................................  2,816    10.62     30     2.00%        0.62%    6.22%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005..................................................    291    11.02      3     2.00%        0.81%    3.55%
   2004..................................................    289    10.65      3     2.00%        0.44%    6.46%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005..................................................  5,161    11.07     57     2.00%        1.27%    2.51%
   2004..................................................    214    10.80      2     2.00%        0.74%    8.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets     Expenses as a Investment
                                                              ----------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                            ------- ---------- ------ ------------- ---------- ------
 AllianceBernstein International Value Portfolio --
   Class B
   2005..............................................   5,530   $12.03   $   67     2.00%        0.96%   14.20%
   2004..............................................     149    10.53        2     2.00%        0.00%    5.33%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005..............................................     465    12.27        6     2.00%        0.00%   12.55%
   2004..............................................     281    10.90        3     2.00%        0.00%    9.04%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005..............................................   1,771     9.92       18     2.00%        3.74%   (0.75)%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005..............................................   2,387    10.69       26     2.00%        8.21%    0.23%
   2004..............................................      95    10.66        1     2.00%        6.83%    6.62%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005..............................................  35,127    10.50      369     2.00%        1.74%    1.71%
   2004..............................................  27,580    10.32      285     2.00%        0.00%    3.24%
 VIP Equity-Income Portfolio -- Service Class 2
   2005..............................................   9,904    11.34      112     2.00%        1.84%    3.47%
   2004..............................................   3,369    10.96       37     2.00%        1.35%    9.62%
 VIP Growth Portfolio -- Service Class 2
   2005..............................................  10,721    10.77      115     2.00%        0.28%    3.40%
   2004..............................................   4,179    10.42       44     2.00%        0.13%    4.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005..............................................   7,970    14.10      112     2.00%        0.00%   15.66%
   2004..............................................   2,395    12.19       29     2.00%        0.00%   21.91%
GE Investments Funds, Inc.:
 Income Fund
   2005..............................................  13,410    10.22      137     2.00%        4.78%    0.00%
   2004..............................................   8,121    10.22       83     2.00%        4.53%    2.19%
 Mid-Cap Equity Fund
   2005..............................................   1,238    12.54       16     2.00%        2.32%    9.51%
 Money Market Fund
   2005..............................................  21,341    10.01      214     2.00%        2.71%    0.76%
   2004..............................................   6,208     9.94       62     2.00%        0.96%   (0.61)%
 Real Estate Securities Fund
   2005..............................................     687    14.95       10     2.00%        5.60%    9.55%
 Small-Cap Value Equity Fund
   2005..............................................   1,109    11.87       13     2.00%        1.07%    7.35%
 Total Return Fund
   2005.............................................. 169,950    10.82    1,838     2.00%        2.16%    1.60%
   2004.............................................. 118,802    10.65    1,265     2.00%        1.85%    6.45%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005..............................................   4,022    11.36       46     2.00%        0.00%    7.46%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XVII:                                             Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                             ------ ---------- ---- ------------- ---------- ------
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  1,799   $11.34   $ 20     2.00%        2.08%    5.51%
   2004...............................................  1,848    10.75     20     2.00%        2.25%    7.47%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................    772    10.91      8     2.00%        0.00%    2.94%
   2004...............................................    121    10.60      1     2.00%        0.00%    6.01%
 MFS(R) Utilities Series -- Service Class Shares
   2005...............................................    355    14.20      5     2.00%        0.54%   14.25%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  2,291    11.84     27     2.00%        0.00%    5.31%
 Nations Marsico International Opportunities Portfolio
   2005............................................... 10,208    12.85    131     2.00%        1.00%   17.14%
   2004...............................................  2,863    10.97     31     2.00%        0.53%    9.69%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 26,332    11.08    292     2.00%        1.26%    1.61%
   2004............................................... 26,364    10.91    288     2.00%        0.00%    9.09%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  6,211    12.65     79     2.00%        0.00%    7.53%
   2004...............................................  1,653    11.77     19     2.00%        0.00%   17.67%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,964    11.02     44     2.00%        6.51%    2.04%
   2004...............................................  1,433    10.80     15     2.00%        6.62%    7.97%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................  1,161    10.93     13     2.00%        4.27%    2.66%
   2004...............................................    239    10.65      3     2.00%        4.15%    6.49%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 13,515     9.95    135     2.00%        2.45%   (0.47)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 12,805    10.35    133     2.00%        4.28%    0.40%
   2004...............................................    883    10.31      9     2.00%        2.55%    3.07%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................    248    10.81      3     2.00%        0.64%    1.65%
   2004...............................................    241    10.63      3     2.00%        0.22%    6.35%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................  2,098    11.54     24     2.00%        0.95%    2.03%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XVIII:                                             Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                            ------- ---------- ------ ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     181   $12.01   $    2     2.10%        0.96%   14.08%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................  10,314    10.48      108     2.10%        1.74%    1.61%
   2004...............................................   3,795    10.32       39     2.10%        0.00%    3.17%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................     152    14.08        2     2.10%        0.00%   15.55%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................     300    10.20        3     2.10%        4.78%   (0.10)%
 Money Market Fund
   2005...............................................     458    10.00        5     2.10%        2.71%    0.65%
 Total Return Fund
   2005............................................... 109,970    10.80    1,187     2.10%        2.16%    1.50%
   2004...............................................  54,290    10.64      578     2.10%        1.85%    6.38%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................   9,565    11.32      108     2.10%        2.08%    5.41%
   2004...............................................   3,651    10.74       39     2.10%        2.25%    7.40%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................     308    11.82        4     2.10%        0.00%    5.20%
 Nations Marsico International Opportunities Portfolio
   2005...............................................     197    12.83        3     2.10%        1.00%   17.02%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005...............................................   9,774    11.06      108     2.10%        1.26%    1.50%
   2004...............................................   3,610    10.90       39     2.10%        0.00%    9.01%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................     119    12.63        2     2.10%        0.00%    7.42%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................     112    11.00        1     2.10%        6.51%    1.93%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................     386    10.33        4     2.10%        4.28%    0.30%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005...............................................     503    11.52        6     2.10%        0.95%    1.93%

Type XIX:
---------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005...............................................   1,892    10.83       20     1.95%        0.49%    8.28%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XIX:                                                   Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                                   ------ ---------- ---- ------------- ---------- ------
 AIM V.I. Capital Appreciation Fund -- Series I shares
   2005....................................................     18   $11.52   $  1     1.95%        0.06%   15.23%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    915    11.89     11     1.95%        1.31%   18.94%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio -- Class B
   2005....................................................  7,585    10.62     81     1.95%        1.27%    6.20%
 AllianceBernstein International Value Portfolio -- Class B
   2005.................................................... 12,224    11.85    145     1.95%        0.96%   18.49%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005....................................................    750     9.93      7     1.95%        3.74%   (0.72)%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005....................................................  3,813    10.13     39     1.95%        4.08%    1.33%
 VT Worldwide Health Sciences Fund
   2005....................................................     77    11.22      1     1.95%        0.00%   12.21%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005....................................................  1,891    10.74     20     1.95%        0.39%    7.36%
 Mercury Global Allocation V.I. Fund -- Class III Shares
   2005....................................................  4,862    11.03     54     1.95%        0.00%   10.28%
 Mercury Value Opportunities V.I. Fund -- Class III Shares
   2005....................................................  1,613    11.91     19     1.95%        1.51%   19.05%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................  1,288    10.40     13     1.95%        8.21%    3.95%
 Federated Kaufmann Fund II -- Service Shares
   2005.................................................... 10,276    11.90    122     1.95%        0.00%   19.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005....................................................  6,846    10.57     72     1.95%        1.74%    5.68%
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005.................................................... 44,814    11.86    532     1.95%        0.13%   18.64%
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  9,849    10.89    107     1.95%        1.84%    8.90%
 VIP Growth & Income Portfolio -- Service Class 2
   2005....................................................    106    11.06      1     1.95%        1.34%   10.64%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    742    11.14      8     1.95%        0.28%   11.44%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  9,512    12.08    115     1.95%        0.00%   20.82%
 VIP Value Strategies Portfolio -- Service Class 2
   2005....................................................  2,272    11.66     26     1.95%        0.09%   16.56%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,314    10.37    211     1.95%        0.31%    3.71%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                              ------------------ % of Average    Income    Total
Type XIX:                                             Units   Unit Value  000s    Net Assets     Ratio     Return
---------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005............................................     1,021   $10.03   $    10     1.95%        4.78%     0.29%
 Mid-Cap Equity Fund
   2005............................................     2,548    11.56        29     1.95%        2.32%    15.64%
 Money Market Fund
   2005............................................     2,028    10.08        20     1.95%        2.71%     0.77%
 Premier Growth Equity Fund
   2005............................................     5,169    10.69        55     1.95%        0.33%     6.94%
 Real Estate Securities Fund
   2005............................................     4,252    11.29        48     1.95%        5.60%    12.86%
 S&P 500(R) Index Fund
   2005............................................    10,486    10.76       113     1.95%        1.48%   (43.38)%
 Small-Cap Value Equity Fund
   2005............................................     9,631    11.30       109     1.95%        1.07%    12.99%
 Total Return Fund
   2005............................................ 3,352,669    10.60    35,547     1.95%        2.16%     6.03%
 U.S. Equity Fund
   2005............................................       136    10.52         1     1.95%        1.08%     5.20%
 Value Equity Fund
   2005............................................     3,721    10.55        39     1.95%        1.18%     5.50%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005............................................     7,269    11.35        83     1.95%        2.89%    13.50%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005............................................     6,688    11.69        78     1.95%        0.00%    16.87%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005............................................     4,871    10.92        53     1.95%        2.08%     9.23%
 Forty Portfolio -- Service Shares
   2005............................................     1,282    11.50        15     1.95%        0.01%    15.04%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005............................................        66    12.02         1     1.95%        0.00%    20.15%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................     9,494    10.30        98     1.95%        0.02%     2.96%
 MFS(R) Utilities Series -- Service Class Shares
   2005............................................     6,941    11.45        79     1.95%        0.54%    14.48%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005............................................    10,339    11.21       116     1.95%        0.00%    12.10%
 Nations Marsico International Opportunities
   Portfolio
   2005............................................     3,715    12.51        46     1.95%        1.00%    25.11%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                Net Assets    Expenses as a Investment
                                                              --------------- % of Average    Income   Total
Type XIX:                                              Units  Unit Value 000s  Net Assets     Ratio    Return
---------                                              ------ ---------- ---- ------------- ---------- ------
Oppenheimer Variable Account Funds:
 Oppenheimer Aggressive Growth Fund/VA -- Service
   Shares
   2005...............................................  2,610   $11.67   $ 30     1.95%        0.00%   16.75%
 Oppenheimer Capital Appreciation Fund/VA -- Service
   Shares
   2005...............................................  2,746    10.86     30     1.95%        0.72%    8.60%
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005............................................... 19,407    11.94    232     1.95%        0.86%   19.43%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005...............................................    233    10.88      3     1.95%        1.19%    8.80%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005...............................................  2,225    11.81     26     1.95%        0.00%   18.07%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005............................................... 10,947    10.38    114     1.95%        5.04%    3.78%
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  3,325    10.49     35     1.95%        6.51%    4.86%
 Long-Term U.S. Government Portfolio -- Administrative
   Class Shares
   2005...............................................    615    10.03      6     1.95%        4.27%    0.26%
 Low Duration Portfolio -- Advisor Class Shares
   2005...............................................    278     9.96      3     1.95%        2.45%   (0.43)%
 Total Return Portfolio -- Administrative Class Shares
   2005............................................... 14,542    10.00    145     1.95%        4.28%   (0.01)%
The Prudential Series Fund, Inc.:
 Jennison 20/20 Focus Portfolio -- Class II
   2005...............................................  7,447    12.28     91     1.95%        0.00%   22.78%
 Natural Resources Portfolio -- Class II
   2005...............................................  7,259    14.81    108     1.95%        0.00%   48.10%
Rydex Variable Trust:
 OTC Fund
   2005...............................................     93    11.41      1     1.95%        0.00%   14.05%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  2,074    10.94     23     1.95%        0.64%    9.37%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005............................................... 14,005    10.52    147     1.95%        0.95%    5.16%
 Emerging Growth Portfolio -- Class II Shares
   2005...............................................    347    11.37      4     1.95%        0.01%   13.69%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XX:                                                 Units   Unit Value  000s    Net Assets     Ratio    Return
--------                                               --------- ---------- ------- ------------- ---------- ------
AIM Variable Insurance Funds:
 AIM V.I. Premier Equity Fund -- Series I shares
   2005...............................................     2,104   $10.80   $    23     2.20%        0.81%    7.99%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................     4,121    11.83        49     2.20%        0.96%   18.28%
Eaton Vance Variable Trust:
 VT Floating-Rate Income Fund
   2005...............................................       189    10.12         2     2.20%        4.08%    1.16%
 VT Worldwide Health Sciences Fund
   2005...............................................       121    11.20         1     2.20%        0.00%   12.02%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................        44    10.72         1     2.20%        0.39%    7.18%
 Mercury Global Allocation V.I. Fund -- Class III
   Shares
   2005...............................................        50    11.01         1     2.20%        0.00%   10.09%
Fidelity Variable Insurance Products Fund:
 VIP Contrafund(R) Portfolio -- Service Class 2
   2005...............................................     1,904    11.84        23     2.20%        0.13%   18.43%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................     2,782    10.87        30     2.20%        1.84%    8.71%
 VIP Growth & Income Portfolio -- Service Class 2
   2005...............................................       154    11.05         2     2.20%        1.34%   10.45%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................       153    11.13         2     2.20%        0.28%   11.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................       957    12.06        12     2.20%        0.00%   20.61%
 VIP Value Strategies Portfolio -- Service Class 2
   2005...............................................        55    11.64         1     2.20%        0.09%   16.36%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................        64    10.01         1     2.20%        4.78%    0.12%
 Real Estate Securities Fund
   2005...............................................     2,450    11.27        28     2.20%        5.60%   12.66%
 Small-Cap Value Equity Fund
   2005...............................................     2,243    11.28        25     2.20%        1.07%   12.80%
 Total Return Fund
   2005............................................... 1,043,975    10.58    11,050     2.20%        2.16%    5.85%
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Mid Cap Value Fund
   2005...............................................       151    11.33         2     2.20%        2.89%   13.31%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................     2,364    10.90        26     2.20%        2.08%    9.05%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                 Net Assets    Expenses as a Investment
                                                               --------------- % of Average    Income   Total
Type XX:                                                Units  Unit Value 000s  Net Assets     Ratio    Return
--------                                                ------ ---------- ---- ------------- ---------- ------
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005................................................     49   $10.97   $  1     2.20%        0.14%    9.69%
 MFS(R) Total Return Series -- Service Class Shares
   2005................................................    490    10.28      5     2.20%        0.02%    2.78%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005................................................  9,664    11.19    108     2.20%        0.00%   11.91%
 Nations Marsico International Opportunities Portfolio
   2005................................................  5,755    12.49     72     2.20%        1.00%   24.90%
Oppenheimer Variable Account Funds:
 Oppenheimer Global Securities Fund/VA -- Service
   Shares
   2005................................................     41    11.92      1     2.20%        0.86%   19.23%
 Oppenheimer Main Street Fund/VA -- Service Shares
   2005................................................  2,300    10.86     25     2.20%        1.19%    8.61%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005................................................  1,047    11.79     12     2.20%        0.00%   17.87%
PIMCO Variable Insurance Trust:
 All Asset Portfolio -- Advisor Class Shares
   2005................................................     54    10.36      1     2.20%        5.04%    3.61%
 High Yield Portfolio -- Administrative Class Shares
   2005................................................     88    10.47      1     2.20%        6.51%    4.69%
 Total Return Portfolio -- Administrative Class Shares
   2005................................................  6,979     9.98     70     2.20%        4.28%   (0.18)%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005................................................  1,581    10.92     17     2.20%        0.64%    9.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................     63    10.50      1     2.20%        0.95%    4.98%
 Emerging Growth Portfolio -- Class II Shares
   2005................................................  2,250    11.35     26     2.20%        0.01%   13.50%

Type XXII:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  8,106    10.50     85     2.05%        0.49%    5.02%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................ 22,579    10.73    242     2.05%        1.31%    7.26%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................  2,568    10.50     27     2.05%        0.81%    4.96%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets     Expenses as a Investment
                                                                 ------------------ % of Average    Income   Total
Type XXII:                                               Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                             --------- ---------- ------- ------------- ---------- ------
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005...............................................    14,249   $10.50   $   150     2.05%        1.27%    4.98%
 AllianceBernstein International Value Portfolio --
   Class B
   2005...............................................    42,816    10.66       456     2.05%        0.96%    6.57%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005...............................................     9,845    10.93       108     2.05%        0.00%    9.33%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005...............................................     6,011    10.00        60     2.05%        3.74%    0.00%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005...............................................    31,255    10.48       328     2.05%        0.39%    4.78%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005...............................................     4,519    10.58        48     2.05%        1.51%    5.75%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service
   Shares
   2005...............................................     9,771    10.11        99     2.05%        8.21%    1.10%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005...............................................   130,856    10.32     1,351     2.05%        1.74%    3.22%
 VIP Equity-Income Portfolio -- Service Class 2
   2005...............................................    11,565    10.52       122     2.05%        1.84%    5.17%
 VIP Growth Portfolio -- Service Class 2
   2005...............................................    22,057    10.52       232     2.05%        0.28%    5.25%
 VIP Mid Cap Portfolio -- Service Class 2
   2005...............................................    27,751    10.66       296     2.05%        0.00%    6.63%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005............................................... 2,130,020     9.92    21,130     2.05%        0.31%   (0.80)%
GE Investments Funds, Inc.:
 Income Fund
   2005...............................................    19,435    10.02       195     2.05%        4.78%    0.16%
 Mid-Cap Equity Fund
   2005...............................................    14,342    10.52       151     2.05%        2.32%    5.18%
 Money Market Fund
   2005...............................................    69,707    10.04       700     2.05%        2.71%    0.35%
 Small-Cap Value Equity Fund
   2005...............................................    18,574    10.37       193     2.05%        1.07%    3.68%
 Total Return Fund
   2005............................................... 3,862,617    10.38    40,104     2.05%        2.16%    3.83%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets     Expenses as a Investment
                                                               ----------------- % of Average    Income   Total
Type XXII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
----------                                             ------- ---------- ------ ------------- ---------- ------
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005...............................................  16,475   $10.39   $  171     2.05%        2.89%    3.86%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth Fund --
   Class II
   2005...............................................   8,711    10.42       91     2.05%        0.00%    4.17%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005...............................................  92,457    10.43      964     2.05%        2.08%    4.27%
MFS(R) Variable Insurance Trust:
 MFS(R) Investors Growth Stock Series -- Service Class
   Shares
   2005...............................................   2,989    10.44       31     2.05%        0.14%    4.36%
 MFS(R) New Discovery Series -- Service Class Shares
   2005...............................................   5,786    10.61       61     2.05%        0.00%    6.12%
 MFS(R) Total Return Series -- Service Class Shares
   2005............................................... 406,333    10.18    4,137     2.05%        0.02%    1.81%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005...............................................  28,213    10.64      300     2.05%        0.00%    6.43%
 Nations Marsico International Opportunities Portfolio
   2005...............................................  42,691    11.16      476     2.05%        1.00%   11.57%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005............................................... 116,050    10.06    1,167     2.05%        1.26%    0.59%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005...............................................  22,254    10.58      235     2.05%        0.00%    5.79%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005...............................................  21,085    10.11      213     2.05%        6.51%    1.05%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005...............................................   1,323    10.04       13     2.05%        4.27%    0.38%
 Low Duration Portfolio -- Advisor Class Shares
   2005............................................... 140,073     9.99    1,400     2.05%        2.45%   (0.09)%
 Total Return Portfolio -- Administrative Class Shares
   2005...............................................  51,217     9.99      512     2.05%        4.28%   (0.13)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005...............................................   5,141    10.77       55     2.05%        0.00%    7.67%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005...............................................  14,079    10.30      145     2.05%        0.64%    3.04%
 Salomon Brothers Variable Total Return Fund --
   Class II
   2005............................................... 122,807    10.32    1,268     2.05%        6.90%    3.24%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                     Net Assets    Expenses as a Investment
                                                                   --------------- % of Average    Income   Total
Type XXII:                                                  Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                                  ------ ---------- ---- ------------- ---------- ------
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005.................................................... 52,985   $10.54   $558     2.05%        0.95%    5.39%

Type XXIII:
-----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005....................................................  1,173    10.50     12     2.20%        0.49%    4.98%
 AIM V.I. International Growth Fund -- Series II shares
   2005....................................................    437    10.72      5     2.20%        1.31%    7.23%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005....................................................    504    10.49      5     2.20%        0.81%    4.92%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein International Value Portfolio -- Class B
   2005....................................................  1,495    10.65     16     2.20%        0.96%    6.53%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005....................................................    421    10.11      4     2.20%        8.21%    1.06%
Fidelity Variable Insurance Products Fund:
 VIP Equity-Income Portfolio -- Service Class 2
   2005....................................................  1,166    10.51     12     2.20%        1.84%    5.13%
 VIP Growth Portfolio -- Service Class 2
   2005....................................................    918    10.52     10     2.20%        0.28%    5.21%
 VIP Mid Cap Portfolio -- Service Class 2
   2005....................................................  1,032    10.66     11     2.20%        0.00%    6.59%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005.................................................... 20,760     9.92    206     2.20%        0.31%   (0.83)%
GE Investments Funds, Inc.:
 Money Market Fund
   2005....................................................  1,229    10.03     12     2.20%        2.71%    0.32%
 Total Return Fund
   2005.................................................... 90,393    10.38    938     2.20%        2.16%    3.79%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005....................................................    731    10.42      8     2.20%        2.08%    4.24%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.................................................... 11,067    10.06    111     2.20%        1.26%    0.56%
 Oppenheimer Main Street Small Cap Fund/VA -- Service
   Shares
   2005....................................................    907    10.58     10     2.20%        0.00%    5.75%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005....................................................    123    10.10      1     2.20%        6.51%    1.02%
 Low Duration Portfolio -- Advisor Class Shares
   2005....................................................  2,470     9.99     25     2.20%        2.45%   (0.12)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                                ----------------- % of Average    Income   Total
Type XXIII:                                              Units  Unit Value  000s   Net Assets     Ratio    Return
-----------                                             ------- ---------- ------ ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................   1,376   $ 9.98   $   14     2.20%        4.28%   (0.16)%

Type XXIV:
----------
AIM Variable Insurance Funds:
 AIM V.I. Basic Value Fund -- Series II shares
   2005................................................  13,948    10.50      146     2.30%        0.49%    4.95%
 AIM V.I. International Growth Fund -- Series II shares
   2005................................................   7,644    10.72       82     2.30%        1.31%    7.20%
 AIM V.I. Premier Equity Fund -- Series I shares
   2005................................................     457    10.49        5     2.30%        0.81%    4.89%
AllianceBernstein Variable Products Series Fund, Inc.:
 AllianceBernstein Growth and Income Portfolio --
   Class B
   2005................................................   4,148    10.49       44     2.30%        1.27%    4.91%
 AllianceBernstein International Value Portfolio --
   Class B
   2005................................................  13,657    10.65      145     2.30%        0.96%    6.50%
 AllianceBernstein Large Cap Growth Portfolio --
   Class B
   2005................................................   5,607    10.93       61     2.30%        0.00%    9.26%
American Century Variable Portfolios II, Inc.:
 VP Inflation Protection Fund -- Class II
   2005................................................   4,163     9.99       42     2.30%        3.74%   (0.06)%
FAM Variable Series Fund, Inc.:
 Mercury Basic Value V.I. Fund -- Class III Shares
   2005................................................   4,498    10.47       47     2.30%        0.39%    4.72%
 Mercury Value Opportunities V.I. Fund -- Class III
   Shares
   2005................................................   2,823    10.57       30     2.30%        1.51%    5.69%
Federated Insurance Series:
 Federated High Income Bond Fund II -- Service Shares
   2005................................................     694    10.10        7     2.30%        8.21%    1.04%
Fidelity Variable Insurance Products Fund:
 VIP Asset Manager/SM/ Portfolio -- Service Class 2
   2005................................................  22,457    10.32      232     2.30%        1.74%    3.16%
 VIP Equity-Income Portfolio -- Service Class 2
   2005................................................  12,898    10.51      136     2.30%        1.84%    5.10%
 VIP Growth Portfolio -- Service Class 2
   2005................................................   3,713    10.52       39     2.30%        0.28%    5.19%
 VIP Mid Cap Portfolio -- Service Class 2
   2005................................................  11,224    10.66      120     2.30%        0.00%    6.57%
Franklin Templeton Variable Insurance Products Trust:
 Franklin Income Securities Fund -- Class 2 Shares
   2005................................................ 689,417     9.91    6,835     2.30%        0.31%   (0.86)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                   Net Assets     Expenses as a Investment
                                                               ------------------ % of Average    Income   Total
Type XXIV:                                             Units   Unit Value  000s    Net Assets     Ratio    Return
----------                                           --------- ---------- ------- ------------- ---------- ------
GE Investments Funds, Inc.:
 Income Fund
   2005.............................................     5,324   $10.01   $    53     2.30%        4.78%    0.10%
 Mid-Cap Equity Fund
   2005.............................................     2,249    10.51        24     2.30%        2.32%    5.12%
 Money Market Fund
   2005.............................................    28,502    10.03       286     2.30%        2.71%    0.30%
 Small-Cap Value Equity Fund
   2005.............................................     8,291    10.36        86     2.30%        1.07%    3.62%
 Total Return Fund
   2005............................................. 1,086,893    10.38    11,278     2.30%        2.16%    3.77%
Goldman Sachs Variable Insurance Trust:
 Goldman Sachs Mid Cap Value Fund
   2005.............................................    10,589    10.38       110     2.30%        2.89%    3.80%
Greenwich Street Series Fund:
 Salomon Brothers Variable Aggressive Growth
   Fund -- Class II
   2005.............................................     4,287    10.41        45     2.30%        0.00%    4.11%
Janus Aspen Series:
 Balanced Portfolio -- Service Shares
   2005.............................................    33,103    10.42       345     2.30%        2.08%    4.21%
MFS(R) Variable Insurance Trust:
 MFS(R) New Discovery Series -- Service Class
   Shares
   2005.............................................     1,102    10.61        12     2.30%        0.00%    6.06%
 MFS(R) Total Return Series -- Service Class Shares
   2005.............................................    93,018    10.17       946     2.30%        0.02%    1.75%
Nations Separate Account Trust:
 Nations Marsico Growth Portfolio
   2005.............................................    15,061    10.64       160     2.30%        0.00%    6.36%
 Nations Marsico International Opportunities
   Portfolio
   2005.............................................    22,566    11.15       252     2.30%        1.00%   11.50%
Oppenheimer Variable Account Funds:
 Oppenheimer Balanced Fund/VA -- Service Shares
   2005.............................................   113,569    10.05     1,142     2.30%        1.26%    0.53%
 Oppenheimer Main Street Small Cap Fund/VA --
   Service Shares
   2005.............................................     8,817    10.57        93     2.30%        0.00%    5.73%
PIMCO Variable Insurance Trust:
 High Yield Portfolio -- Administrative Class Shares
   2005.............................................    11,917    10.10       120     2.30%        6.51%    0.99%
 Long-Term U.S. Government Portfolio --
   Administrative Class Shares
   2005.............................................     3,052    10.03        31     2.30%        4.27%    0.32%
 Low Duration Portfolio -- Advisor Class Shares
   2005.............................................    57,248     9.99       572     2.30%        2.45%   (0.15)%

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

                               December 31, 2005

                                                                  Net Assets    Expenses as a Investment
                                                                --------------- % of Average    Income   Total
Type XXIV:                                               Units  Unit Value 000s  Net Assets     Ratio    Return
----------                                               ------ ---------- ---- ------------- ---------- ------
 Total Return Portfolio -- Administrative Class Shares
   2005................................................. 19,299   $ 9.98   $193     2.30%        4.28%   (0.18)%
The Prudential Series Fund, Inc.:
 Jennison Portfolio -- Class II Shares
   2005.................................................  3,265    10.76     35     2.30%        0.00%    7.61%
Salomon Brothers Variable Series Funds Inc:
 Salomon Brothers Variable All Cap Fund -- Class II
   2005.................................................  3,365    10.30     35     2.30%        0.64%    2.98%
 Salomon Brothers Variable Total Return Fund -- Class II
   2005.................................................  3,410    10.32     35     2.30%        6.90%    3.18%
Van Kampen Life Investment Trust:
 Comstock Portfolio -- Class II Shares
   2005................................................. 15,190    10.53    160     2.30%        0.95%    5.33%

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                         Year ended December 31, 2005

    (With Report of Independent Registered Public Accounting Firm Thereon)

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                       Consolidated Financial Statements

                               Table of Contents

                                                                            Page
                                                                            ----
Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Statements of Income.......................................... F-2

Consolidated Balance Sheets................................................ F-3

Consolidated Statements of Stockholders' Equity............................ F-4

Consolidated Statements of Cash Flows...................................... F-5

Notes to Consolidated Financial Statements................................. F-6

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   We have audited the accompanying consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004 and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

   We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

   In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Genworth Life and Annuity Insurance Company and subsidiaries as of December 31, 2005 and 2004, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2005, in conformity with U.S. generally accepted accounting principles.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                       Consolidated Statements of Income

                         (Dollar amounts in millions)

                                                                            Years Ended December 31,
                                                                            -----------------------
                                                                             2005     2004    2003
                                                                            ------  -------  ------
Revenues:
   Net investment income................................................... $411.7  $ 421.0  $538.0
   Net realized investment gains (losses)..................................   (4.5)     5.7     3.9
   Premiums................................................................  103.5     96.8   104.0
   Cost of insurance.......................................................  144.7    142.2   153.1
   Variable product fees...................................................   21.8      9.4   106.3
   Other income............................................................   28.0     24.8    35.5
                                                                            ------  -------  ------
       Total revenues......................................................  705.2    699.9   940.8
                                                                            ------  -------  ------
Benefits and expenses:
   Interest credited.......................................................  269.1    291.2   410.6
   Benefits and other changes in policy reserves...........................  190.4    182.8   245.7
   Acquisition and operating expenses, net of deferrals....................   89.9     63.2   149.0
   Amortization of deferred acquisition costs and intangibles..............  101.0    107.3   118.9
                                                                            ------  -------  ------
       Total benefits and expenses.........................................  650.4    644.5   924.2
                                                                            ------  -------  ------
Income before income taxes and cumulative effect of change in accounting
  principle................................................................   54.8     55.4    16.6
Provision (benefit) for income taxes.......................................   25.3   (143.3)   (3.1)
                                                                            ------  -------  ------
Income before cumulative effect of change in accounting principle..........   29.5    198.7    19.7
Cumulative effect of change in accounting principle, net of tax of $0.4
  million..................................................................     --      0.7      --
                                                                            ------  -------  ------
Net income................................................................. $ 29.5  $ 199.4  $ 19.7
                                                                            ======  =======  ======

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                          Consolidated Balance Sheets

              (Dollar amounts in millions, except share amounts)

                                                                                December 31,
                                                                             -------------------
                                                                               2005      2004
                                                                             --------- ---------
Assets
Investments:
   Fixed maturities available-for-sale, at fair value....................... $ 5,277.3 $ 7,001.2
   Equity securities available-for-sale, at fair value......................      23.3      26.8
   Commercial mortgage loans................................................   1,042.1   1,207.7
   Policy loans.............................................................     158.3     148.4
   Other invested assets ($332.0 and $0.0 restricted).......................     389.9     466.5
                                                                             --------- ---------
     Total investments......................................................   6,890.9   8,850.6
Cash and cash equivalents...................................................     344.0      26.4
Accrued investment income...................................................      63.6      81.5
Deferred acquisition costs..................................................     321.1     248.1
Goodwill....................................................................        --      57.5
Intangible assets...........................................................     131.6     120.6
Reinsurance recoverable.....................................................   2,307.4   2,753.8
Deferred income tax asset...................................................       0.1       5.9
Other assets................................................................      46.0      56.8
Separate account assets.....................................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total assets........................................................... $18,882.0 $20,837.9
                                                                             ========= =========
Liabilities and Stockholders' equity
Liabilities:
   Future annuity and contract benefits..................................... $ 8,201.5 $ 9,604.6
   Liability for policy and contract claims.................................      82.1      89.4
   Other policyholder liabilities...........................................     207.1     235.9
   Other liabilities ($333.3 and $0.0 restricted)...........................     516.2     681.3
   Separate account liabilities.............................................   8,777.3   8,636.7
                                                                             --------- ---------
     Total liabilities......................................................  17,784.2  19,247.9
                                                                             --------- ---------
Commitments and contingencies
Stockholders' equity:
   Accumulated other comprehensive income:
    Net unrealized investment gains.........................................      12.5      72.0
    Derivatives qualifying as hedges........................................       1.1       3.3
                                                                             --------- ---------
   Total accumulated other comprehensive income.............................      13.6      75.3
   Preferred stock, Series A ($1,000 par value, $1,000 redemption and liquidation value, 200,000 shares authorized, 120,000 shares issued
    and outstanding)........................................................     120.0     120.0
   Common stock ($1,000 par value, 50,000 shares authorized, 25,651 shares
    issued and outstanding).................................................      25.6      25.6
   Additional paid-in capital...............................................     938.6   1,061.1
   Retained earnings........................................................        --     308.0
                                                                             --------- ---------
     Total stockholders' equity.............................................   1,097.8   1,590.0
                                                                             --------- ---------
     Total liabilities and stockholders' equity............................. $18,882.0 $20,837.9
                                                                             ========= =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                Consolidated Statements of Stockholders' Equity

              (Dollar amounts in millions, except share amounts)


                                                                            Preferred Stock Common Stock  Additional
                                                                            --------------  -------------  Paid-In
                                                                             Share   Amount Share  Amount  Capital
                                                                            -------  ------ ------ ------ ----------
Balances at January 1, 2003................................................ 120,000  $120.0 25,651 $25.6   $1,050.7
Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        9.9
Cash dividends.............................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2003.............................................. 120,000   120.0 25,651  25.6    1,060.6

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Contributed capital........................................................      --      --     --    --        0.5
Cash dividends.............................................................      --      --     --    --         --
Non-cash dividend..........................................................      --      --     --    --         --
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2004.............................................. 120,000   120.0 25,651  25.6    1,061.1

Comprehensive income:
   Net income..............................................................      --      --     --    --         --
   Net unrealized gains on investment securities...........................      --      --     --    --         --
   Derivatives qualifying as hedges........................................      --      --     --    --         --

       Total comprehensive income..........................................
Cash dividends declared and paid...........................................      --      --     --    --         --
Non-cash dividend and other transactions with stockholders.................      --      --     --    --     (122.5)
                                                                            -------  ------ ------ -----   --------
Balances at December 31, 2005.............................................. 120,000  $120.0 25,651 $25.6   $  938.6
                                                                            =======  ====== ====== =====   ========

                                                                             Accumulated
                                                                                Other                  Total
                                                                            Comprehensive Retained Stockholders'
                                                                               Income     Earnings    Equity
                                                                            ------------- -------- -------------
Balances at January 1, 2003................................................    $ (9.7)    $ 517.6    $1,704.2
Comprehensive income:
   Net income..............................................................        --        19.7        19.7
   Net unrealized gains on investment securities...........................      99.7          --        99.7
   Derivatives qualifying as hedges........................................      (1.9)         --        (1.9)
                                                                                                     --------
       Total comprehensive income..........................................                             117.5
Contributed capital........................................................        --          --         9.9
Cash dividends.............................................................        --        (9.6)       (9.6)
                                                                               ------     -------    --------
Balances at December 31, 2003..............................................      88.1       527.7     1,822.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --       199.4       199.4
   Net unrealized gains on investment securities...........................     (15.7)         --       (15.7)
   Derivatives qualifying as hedges........................................       2.9          --         2.9
                                                                                                     --------
       Total comprehensive income..........................................                             186.6
Contributed capital........................................................        --          --         0.5
Cash dividends.............................................................        --       (40.0)      (40.0)
Non-cash dividend..........................................................        --      (379.1)     (379.1)
                                                                               ------     -------    --------
Balances at December 31, 2004..............................................      75.3       308.0     1,590.0
                                                                                                     --------
Comprehensive income:
   Net income..............................................................        --        29.5        29.5
   Net unrealized gains on investment securities...........................     (59.5)         --       (59.5)
   Derivatives qualifying as hedges........................................      (2.2)         --        (2.2)
                                                                                                     --------
       Total comprehensive income..........................................                             (32.2)
Cash dividends declared and paid...........................................        --        (9.6)       (9.6)
Non-cash dividend and other transactions with stockholders.................        --      (327.9)     (450.4)
                                                                               ------     -------    --------
Balances at December 31, 2005..............................................    $ 13.6     $    --    $1,097.8
                                                                               ======     =======    ========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                     Consolidated Statements of Cash Flows
                         (Dollar amounts in millions)

                                                                                     Years Ended December 31,
                                                                                 -------------------------------
                                                                                    2005       2004       2003
                                                                                 ---------  ---------  ---------
Cash flows from operating activities:
   Net income................................................................... $    29.5  $   199.4  $    19.7
   Adjustments to reconcile net income to net cash provided by operating activities:
     Cumulative effect of change in accounting principle, net of tax............        --       (0.7)        --
     Change in future policy benefits...........................................     122.4      341.1      407.5
     Net realized investments (gains) losses....................................       4.5       (5.7)      (3.9)
     Amortization of investment premiums and discounts..........................      18.5       28.3       46.5
     Acquisition costs deferred.................................................     (93.3)     (89.1)    (167.7)
     Amortization of deferred acquisition costs and intangibles.................     101.0      107.3      118.9
     Deferred income taxes......................................................      39.1     (174.0)      18.3
     Change in certain assets:
        Decrease (increase) in:
        Accrued investment income...............................................      13.6       26.6       32.6
        Other, net..............................................................       5.5      (20.4)     (39.0)
     Change in certain liabilities:
        Increase (decrease) in:
        Policy and contract claims..............................................      (4.2)      64.2     (183.9)
        Other policyholder liabilities..........................................     (28.5)      88.6      (59.6)
        Other liabilities.......................................................     (30.2)    (144.1)     303.5
                                                                                 ---------  ---------  ---------
     Net cash from operating activities.........................................     177.9      421.5      492.9
                                                                                 ---------  ---------  ---------
Cash flows from investing activities:
   Short-term investment activity, net..........................................        --       99.6      178.4
   Proceeds from sales and maturities of investment securities and other
    invested assets.............................................................   1,989.4    1,734.9    4,328.0
   Principal collected on mortgage and policy loans.............................     297.0      217.5      268.6
   Purchases of investment securities and other invested assets.................    (940.2)  (1,465.9)  (3,784.0)
   Mortgage loan originations and increase in policy loans......................    (135.6)    (226.5)    (512.3)
                                                                                 ---------  ---------  ---------
        Net cash from investing activities......................................   1,210.6      359.6      478.7
                                                                                 ---------  ---------  ---------
Cash flows from financing activities:
   Proceeds from issuance of investment contracts...............................   1,537.6    1,293.0    3,107.0
   Redemption and benefit payments on investment contracts......................  (2,608.6)  (2,024.6)  (4,044.8)
   Proceeds from secured borrowings from affiliate..............................      20.5         --         --
   Proceeds from short-term borrowings..........................................     388.0      251.4      346.5
   Payments on short-term borrowings............................................    (398.8)    (246.9)    (358.3)
   Cash dividends to stockholders...............................................      (9.6)     (40.0)      (9.6)
                                                                                 ---------  ---------  ---------
        Net cash from financing activities......................................  (1,070.9)    (767.1)    (959.2)
                                                                                 ---------  ---------  ---------
        Net change in cash and cash equivalents.................................     317.6       14.0       12.4
   Cash and cash equivalents at beginning of year...............................      26.4       12.4         --
                                                                                 ---------  ---------  ---------
   Cash and cash equivalents at end of year..................................... $   344.0  $    26.4  $    12.4
                                                                                 =========  =========  =========

                See Notes to Consolidated Financial Statements.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                  Notes to Consolidated Financial Statements

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

(1)Summary of Significant Accounting Policies

  (a) Principles of Consolidation

   The accompanying consolidated financial statements include the historical operations and accounts of Genworth Life and Annuity Insurance Company ("GLAIC"), formerly known as GE Life and Annuity Assurance Company, and its subsidiaries, Assigned Settlement, Inc. and GNWLAAC Real Estate Holding, LLC. All significant intercompany accounts and transactions have been eliminated in consolidation.

   Genworth Life and Annuity Insurance Company (the "Company," "we," "us," or "our" unless context otherwise requires) is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871 as The Life Insurance Company of Virginia. An affiliate of the General Electric Company ("GE") acquired us on April 1, 1996 and ultimately contributed the majority of the outstanding common stock to Genworth Life Insurance Company ("GLIC"), formerly known as General Electric Capital Assurance Company.

   On May 24, 2004, we became an indirect, wholly-owned subsidiary of Genworth Financial, Inc. ("Genworth"). On May 25, 2004, Genworth's Class A common stock began trading on The New York Stock Exchange.

   On May 31, 2004, we became a direct, wholly-owned subsidiary of GLIC while remaining an indirect, wholly-owned subsidiary of Genworth.

   As of December 31, 2005, GE beneficially owned approximately 18% of Genworth's outstanding stock. On March 8, 2006, a subsidiary of GE completed a secondary offering to sell its remaining interest in Genworth. Our preferred shares are owned by an affiliate, Brookfield Life Assurance Company Limited.

  (b) Basis of Presentation

   These consolidated financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("U.S. GAAP"). Preparing financial statements in conformity with U.S. GAAP requires us to make estimates and assumptions that affect reported amounts and related disclosures. Actual results could differ from those estimates. Certain prior year amounts may have been reclassified to conform to the current year presentation.

  (c) Products

   Our product offerings are divided along two major segments of consumer needs: (i) Retirement Income and Investments and (ii) Protection.

   Retirement Income and Investments deferred annuities (variable and fixed) and variable life insurance products are investment vehicles and insurance contracts intended for contractholders who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets. Our guaranteed investment contracts ("GICs") and funding agreements are investment contracts sold to institutional buyers.

   Protection products are intended to provide protection against financial hardship primarily after the death of an insured and to protect income and assets from other adverse economic impacts of significant health care costs. Our principal product lines under the Protection segment are universal life insurance, interest-sensitive whole life and Medicare supplement insurance.

   We distribute our products through three primary channels: financial intermediaries (banks, securities brokerage firms and independent broker/dealers), independent producers (brokerage general agencies, affluent market producer groups and

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

specialized brokers) and dedicated sales specialists (affiliated networks of both accountants and personal financial advisors). Approximately 10.2% of our variable annuity product sales in 2005 were through one national bank. However, we do not believe that the loss of such business would have a long-term adverse effect on our business and operations due to our competitive position in the marketplace and the availability of business from other distributors.

  (d) Premiums

   For traditional long-duration insurance contracts, we report premiums as earned when due.

   For short-duration insurance contracts, we report premiums as revenue over the terms of the related insurance policies on a pro-rata basis or in proportion to expected claims.

   Premiums received under annuity contracts without significant mortality risk and premiums received on investment and universal life products are not reported as revenues but rather as deposits and are included in liabilities for future annuity and contract benefits.

  (e) Net Investment Income and Net Realized Investment Gains and Losses

   Investment income is recognized when earned. Realized investment gains and losses are calculated on the basis of specific identification.

   Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow, and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective or prospective method. Under the retrospective method, used for mortgage-backed and asset-backed securities of high credit quality (ratings equal to or greater than AA or that are U.S. Agency backed) which cannot be contractually prepaid, amortized cost of the security is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to net investment income. Under the prospective method, which is used for all other mortgage-backed and asset-backed securities, future cash flows are estimated and interest income is recognized going forward using the new internal rate of return. As of December 31, 2005, all our mortgage-backed and asset-backed securities that have had subsequent revisions in yield, cash flow or prepayment assumptions were accounted for under the retrospective method.

  (f) Policy Fees and Other Income

   Policy fees and other income consists primarily of insurance charges assessed on universal life contracts, fees assessed against policyholder account values and surrender fee income. Charges to policyholder accounts for universal life cost of insurance is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholder's account values and are recognized as revenue when charged. Policy surrender fees are recognized as income when the policy is surrendered.

  (g) Investment Securities

   We have designated our investment securities as available-for-sale and report them in our Consolidated Balance Sheets at fair value. We obtain values for actively traded securities from external pricing services. For infrequently traded securities, we obtain quotes from brokers, or we estimate values using internally developed pricing models. These models are based upon common valuation techniques and require us to make assumptions regarding credit quality, liquidity and other factors that affect estimated values. Changes in the fair value of available-for-sale investments, net of the effect on deferred acquisition costs ("DAC"), present value of future profits ("PVFP") and deferred income taxes, are reflected as unrealized investment gains or losses in a separate component of accumulated other comprehensive income.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We regularly review investment securities for impairment in accordance with our impairment policy, which includes both quantitative and qualitative criteria. Quantitative criteria include length of time and amount that each security position is in an unrealized loss position, and for fixed maturities, whether the issuer is in compliance with terms and covenants of the security. Qualitative criteria include the financial strength and specific prospects for the issuer as well as our intent to hold the security until recovery. Securities that in our judgment are considered to be other-than-temporarily impaired are recognized as a charge to realized investment gains (losses) in the period in which such determination is made.

  (h) Securities Lending Activity

   We engaged in securities lending transactions for the purpose of enhancing the yield on our investment securities portfolio, which required the borrower to provide collateral, primarily consisting of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the fair value of the applicable securities loaned. We maintained effective control over all loaned securities and therefore, continued to report such securities as fixed maturities in the Consolidated Balance Sheets.

   Cash and non-cash collateral, such as a security, received by us on securities lending transactions is reflected in other invested assets with an offsetting liability recognized in other liabilities for the obligation to return the collateral. The fair value of collateral held and included in other invested assets was $0.0 million and $406.9 million at December 31, 2005 and 2004, respectively. We had non-cash collateral of $0.0 million and $23.8 million at December 31, 2005 and 2004, respectively.

  (i) Commercial Mortgage Loans

   Commercial mortgage loans are stated at principal amounts outstanding, net of deferred expenses and allowance for loan losses. Interest on loans is recognized on an accrual basis at the applicable interest rate on the principal amount outstanding. Loan origination fees and direct costs as well as premiums and discounts are amortized as level yield adjustments over the respective loan terms. Unamortized net fees or costs are recognized upon early repayment of the loans. Loan commitment fees are generally deferred and amortized on an effective yield basis over the term of the loan. Impaired loans are generally carried on a non-accrual status. Loans are ordinarily placed on non-accrual status when, in management's opinion, the collection of principal or interest is unlikely, or when the collection of principal or interest is 90 days or more past due.

   The allowance for loan losses is maintained at a level that management determines is adequate to absorb estimated probable incurred losses in the loan portfolio. Management's evaluation process to determine the adequacy of the allowance utilizes an analytical model based on historical loss experience, adjusted for current events, trends and economic conditions. The actual amounts realized could differ in the near term from the amounts assumed in arriving at the allowance for loan losses reported in the financial statements.

   All losses of principal are charged to the allowance for loan losses in the period in which the loan is deemed to be uncollectible. Additions and reductions are made to the allowance through periodic provisions charged to current operations and recovery of principal on loans previously charged off.

  (j) Other Invested Assets

   Investments in limited partnerships are generally accounted for under the equity method of accounting. Real estate is included in other invested assets and is stated, generally, at cost less accumulated depreciation. Other long-term investments are stated generally at amortized cost.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (k) Cash and Cash Equivalents

   Certificates of deposit, money market funds and other time deposits with original maturities of less than 90 days are considered cash equivalents in the Consolidated Balance Sheets and Consolidated Statements of Cash Flows.

  (l) Deferred Acquisition Costs

   Acquisition costs include costs which vary with and are primarily related to the acquisition of insurance and investment contracts. Such costs are deferred and amortized as follows:

   Long-Duration Contracts. Acquisition costs include commissions in excess of ultimate renewal commissions, solicitation and printing costs, sales material and some support costs, such as underwriting and contract and policy issuance expenses. Amortization for traditional long-duration insurance products is determined as a level proportion of premium based on commonly accepted actuarial methods and reasonable assumptions regarding mortality, morbidity, lapse rates, expenses and future yield on related investments established when the contract or policy is issued. Amortization for annuity contracts without significant mortality risk and investment and universal life products is based on estimated gross profits and is adjusted as those estimates are revised.

   Short-Duration Contracts. Acquisition costs consist primarily of commissions and premium taxes and are amortized ratably over the terms of the underlying policies.

   We regularly review all of these assumptions and periodically test DAC for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized DAC for a line of business, a charge to income is recorded for additional DAC amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized DAC), a charge to income is recorded for additional DAC amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2003, there were no significant charges to income recorded as a result our DAC recoverability testing.

  (m) Intangible Assets

   Present Value of Future Profits. In conjunction with the acquisition of a block of insurance policies or investment contracts, a portion of the purchase price is assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called PVFP, represents the actuarially estimated present value of future cash flows from the acquired policies. PVFP is amortized, net of accreted interest, in a manner similar to the amortization of DAC.

   We regularly review all of these assumptions and periodically test PVFP for recoverability. For deposit products, if the current present value of estimated future gross profits is less than the unamortized PVFP for a line of business, a charge to income is recorded for additional PVFP amortization. For other products, if the benefit reserve plus anticipated future premiums and interest earnings for a line of business are less than the current estimate of future benefits and expenses (including any unamortized PVFP), a charge to income is recorded for additional PVFP amortization or for increased benefit reserves. For the years ending December 31, 2005, 2004 and 2005, there were no significant charges to income recorded as a result our PVFP recoverability testing.

   Deferred Sales Inducements to Contractholders. We defer sales inducements to contractholders for features on variable annuities that entitle the contractholder to an incremental amount to be credited to the account value upon making a deposit, and for fixed annuities with crediting rates higher than the contract's expected ongoing crediting rates for periods after the inducement. Our sales inducements to contractholders deferred prior to the adoption of American Institute of Certified Public

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

Accountants ("AICPA") Statement of Position 03-1 ("SOP 03-1"), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which we included in unamortized DAC, were reinsured effective January 1, 2004. Deferred sales inducements to contractholders are reported as a separate intangible asset and amortized in benefits and other changes in policy reserves using the same methodology and assumptions used to amortize DAC.

   Other Intangible Assets. We amortize the costs of other intangibles over their estimated useful lives unless such lives are deemed indefinite. Amortizable intangible assets are tested for impairment at least annually based on undiscounted cash flows, which requires the use of estimates and judgment, and, if impaired, written down to fair value based on either discounted cash flows or appraised values. Intangible assets with indefinite lives are tested at least annually for impairment and written down to fair value as required.

   Software. Purchased software and certain application development costs related to internally developed software are capitalized, above de minimus thresholds. When the software is ready for its intended use, the amounts capitalized are amortized over the expected useful life, not to exceed 5 years.

  (n) Goodwill

   Goodwill is not amortized but is tested for impairment at least annually using a fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment, or a business one level below that operating segment (the "component" level) if discrete financial information is prepared and regularly reviewed by management at the component level. We recognize an impairment charge for any amount by which the carrying amount of a reporting unit's goodwill exceeds its fair value. We use discounted cash flows to establish fair values. Based on the results of our testing, we recorded a goodwill impairment charge of $57.5 million and $59.8 million in 2005 and 2004, respectively. There was no impairment charge in 2003. As of December 31, 2005, there is no goodwill balance remaining as a result of these charges.

  (o) Reinsurance

   Premium revenue, benefits, acquisition and operating expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred and estimated future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

  (p) Separate Accounts

   The separate account assets represent funds for which the investment income and investment gains and losses accrue directly to the variable annuity contractholders and variable life policyholders. We assess mortality risk fees and administration charges on the variable mutual fund portfolios. The separate account assets are carried at fair value and are at least equal to the liabilities that represent the policyholders' equity in those assets.

  (q) Future Annuity and Contract Benefits

   Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for life insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (r) Liability for Policy and Contract Claims

   The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated, and (c) claim adjustment expenses. Claim adjustment expenses include costs incurred in the claim settlement process such as legal fees and costs to record, process, and adjust claims.

   Management considers the liability for policy and contract claims provided to be satisfactory to cover the losses that have occurred. Management monitors actual experience, and where circumstances warrant, will revise its assumptions. The methods of determining such estimates and establishing the reserves are reviewed continuously and any adjustments are reflected in operations in the period in which they become known. Future developments may result in losses and loss expenses greater or less than the liability for policy and contract claims provided.

  (s) Income Taxes

   For periods prior to 2004, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We were subject to a tax-sharing agreement, as approved by state insurance regulators, which allocated taxes on a separate company basis but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   For the period beginning January 1, 2004, and ending on the date of the transfer of our outstanding capital stock to Genworth, we were included in the consolidated federal income tax return of GE. During this period, we were subject to a tax-sharing arrangement that allocates tax on a separate company basis, but provided benefit for current utilization of losses and credits. Intercompany balances were settled at least annually.

   Subsequent to the transfer of our outstanding capital stock to Genworth, we filed a consolidated life insurance federal income tax return with our parent, GLIC, and its other life insurance affiliates. We are subject to a separate tax-sharing agreement, as approved by state insurance regulators, which allocates taxes on a separate company basis but provides benefit for current utilization of losses and credits. Intercompany balances are settled at least annually.

   Deferred federal taxes are provided for temporary differences between the carrying amounts of assets and liabilities and their tax bases and are stated at the enacted tax rates expected to be in effect when taxes are actually paid or recovered.

  (t) Accounting Changes

   On January 1, 2004 we adopted AICPA SOP 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 provides guidance on separate account presentation and valuation, accounting for sales inducements to contractholders and classification and valuation of long-duration contract liabilities. The cumulative effect of change in accounting principle related to adopting SOP 03-1 was a $0.7 million benefit, net of taxes, for the change in reserves, less additional amortization of deferred acquisition costs, on variable annuity contracts with guaranteed minimum death benefits.

  (u) Accounting Pronouncements Not Yet Adopted

   In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection With Modifications or Exchanges of Insurance Contracts. This statement provides guidance on accounting for deferred acquisition costs and other deferred balances on an internal replacement, defined broadly as a modification in product benefits, features, rights or coverages that occurs by the exchange of an existing contract for a new contract, or by the amendment, endorsement, or rider to an existing contract, or by the election of a benefit, feature, right, or coverage within an existing contract. Depending on the type of modification, the period over which these deferred balances will be

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

recognized could be accelerated. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006. We are currently evaluating the impact SOP 05-1 will have on our results of operations or financial position.

(2)Investments

  (a) Net Investment Income

   For the years ended December 31, the sources of our investment income were as follows:

(Dollar amounts in millions)                      2005    2004    2003
----------------------------                     ------  ------  ------
Fixed maturities -- taxable..................... $331.3  $345.2  $458.6
Fixed maturities -- non-taxable.................    0.1     0.1     0.1
Commercial mortgage loans.......................   75.3    77.1    81.8
Equity securities...............................    0.8     0.1     0.9
Other investments...............................    3.4    (1.2)   (2.9)
Policy loans....................................   10.1     7.5    10.8
                                                 ------  ------  ------
Gross investment income before expenses and fees  421.0   428.8   549.3
Expenses and fees...............................   (9.3)   (7.8)  (11.3)
                                                 ------  ------  ------
Net investment income........................... $411.7  $421.0  $538.0
                                                 ======  ======  ======

  (b) Net Realized Investment Gains (Losses)

   For the years ended December 31, gross realized investment gains and losses from the sales and impairments of investment securities classified as available-for-sale were as follows:

(Dollar amounts in millions)             2005    2004   2003
----------------------------            ------  -----  ------
Gross realized investment:
   Gains on sale....................... $ 12.0  $10.7  $ 80.2
   Losses on sale......................   (4.3)  (4.1)  (49.9)
   Impairment losses...................  (12.2)  (0.9)  (26.4)
                                        ------  -----  ------
Net realized investments gains (losses) $ (4.5) $ 5.7  $  3.9
                                        ======  =====  ======

  (c) Unrealized Gains and Losses

   Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to PVFP and DAC that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities reflected as a separate component of accumulated other comprehensive income as of December 31, are summarized as follows:

(Dollar amounts in millions)                                                        2005    2004    2003
----------------------------                                                       ------  ------  ------
Net unrealized gains (losses) on available-for-sale investment securities:
   Fixed maturities............................................................... $ 27.6  $145.4  $204.6
   Equity securities..............................................................    8.0     6.0     3.0
   Restricted other invested assets...............................................   (1.3)     --      --
                                                                                   ------  ------  ------
       Subtotal...................................................................   34.3   151.4   207.6
                                                                                   ------  ------  ------
Adjustments to the present value of future profits and deferred acquisitions costs  (15.1)  (40.7)  (72.6)
Deferred income taxes, net........................................................   (6.7)  (38.7)  (47.3)
                                                                                   ------  ------  ------
       Net unrealized gains on available-for-sale investment securities........... $ 12.5  $ 72.0  $ 87.7
                                                                                   ======  ======  ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The change in the net unrealized gains (losses) on available-for-sale investment securities reported in accumulated other comprehensive income for the years ended December 31, is as follows:

(Dollar amounts in millions)                                                                      2005    2004    2003
----------------------------                                                                    -------  ------  ------
Net unrealized gains (losses) on investment securities as of January 1......................... $  72.0  $ 87.7  $(12.0)
                                                                                                -------  ------  ------
Unrealized gains (losses) on investment arising during the period:
   Unrealized gains (losses) on investment securities..........................................  (120.0)  (52.5)  201.2
   Adjustment to deferred acquisition costs....................................................     6.9    19.7   (10.7)
   Adjustment to present value of future profits...............................................    18.7    12.2   (32.4)
   Provision for deferred income taxes.........................................................    32.0     8.6   (55.9)
                                                                                                -------  ------  ------
       Changes in unrealized gains (losses) on investment securities...........................   (62.4)  (12.0)  102.2
Reclassification adjustments to net realized investment (gains) losses net of deferred taxes of
  $(1.6), $2.0 and $1.4........................................................................     2.9    (3.7)   (2.5)
                                                                                                -------  ------  ------
Net unrealized gains on investment securities as of December 31................................ $  12.5  $ 72.0  $ 87.7
                                                                                                =======  ======  ======

  (d) Fixed Maturities and Equity Securities

   As of December 31, 2005 and 2004, the amortized cost, gross unrealized gains and losses and fair value of our fixed maturities and equity securities classified as available-for-sale were as follows:

2005                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   70.2    $  0.5     $ (0.5)   $   70.2
Non-U.S. government................    101.9       9.7       (0.2)      111.4
U.S. corporate.....................  2,784.5      55.8      (23.3)    2,817.0
Non-U.S. corporate.................    455.7      10.1       (5.6)      460.2
Mortgage and asset-backed..........  1,837.4       5.3      (24.2)    1,818.5
                                    --------    ------     ------    --------
   Total fixed maturities..........  5,249.7      81.4      (53.8)    5,277.3
Equity securities..................     15.3       8.0         --        23.3
                                    --------    ------     ------    --------
Total available-for-sale securities $5,265.0    $ 89.4     $(53.8)   $5,300.6
                                    ========    ======     ======    ========

2004                                            Gross      Gross
----                                Amortized unrealized unrealized Estimated
(Dollar amounts in millions)          cost      gains      losses   fair value
----------------------------        --------- ---------- ---------- ----------
Fixed maturities:
U.S. government and agency......... $   51.5    $  0.9     $   --    $   52.4
State and municipal................      0.7        --         --         0.7
Non-U.S. government................     97.9       7.5         --       105.4
U.S. corporate.....................  3,935.8     134.1      (29.3)    4,040.6
Non-U.S. corporate.................    782.7      23.0       (2.9)      802.8
Mortgage and asset-backed..........  1,987.2      21.1       (9.0)    1,999.3
                                    --------    ------     ------    --------
   Total fixed maturities..........  6,855.8     186.6      (41.2)    7,001.2
Equity securities..................     20.8       6.0         --        26.8
                                    --------    ------     ------    --------
Total available-for-sale securities $6,876.6    $192.6     $(41.2)   $7,028.0
                                    ========    ======     ======    ========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   For fixed maturity securities, we recognize an impairment charge to earnings in the period in which we determine that we do not expect to either collect or recover principal and interest in accordance with the contractual terms of the instruments or based on underlying collateral values and considering events such as payment default, bankruptcy or disclosure of fraud. For equity securities, we recognize an impairment charge in the period in which we determine that the security will not recover to book value within a reasonable period. We determine what constitutes a reasonable period on a security-by-security basis based upon consideration of all the evidence available to us, including the magnitude of an unrealized loss and its duration. In any event, this period does not exceed 18 months for common equity securities. We measure impairment charges based on the difference between the book value of the security and its fair value.

   We generally intend to hold securities in unrealized loss positions until they recover. However, from time to time, we sell securities in the ordinary course of managing our portfolio to meet diversification, credit quality, yield and liquidity requirements. The aggregate fair value of securities sold at a loss during the year ended December 31, 2005 was $188.5 million, which was approximately 98.3% of book value.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2005:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------


                                                       Gross                                     Gross
                                      Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $   36.9      $ (0.2)          7           $ 13.8       $ (0.3)          3
Government -- non U.S................        12.6        (0.2)         11               --           --          --
U.S. corporate.......................       782.6       (13.7)        164            310.0         (9.7)         64
Corporate -- non U.S.................       155.5        (2.4)         35             83.7         (3.2)         13
Asset backed.........................       538.7        (7.6)         44            109.2         (1.4)         20
Mortgage backed......................       538.1        (8.9)        101            210.8         (6.2)         50
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
% Below cost -- fixed maturities:
(less than)20% Below cost............    $2,064.4      $(33.0)        362           $722.6       $(18.3)        147
20-50% Below cost....................          --          --          --              4.9         (2.5)          3
(greater than)50% Below cost.........          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total fixed maturities...............    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===
Investment grade.....................    $1,988.2      $(31.0)        337           $714.3       $(18.0)        140
Below investment grade...............        76.2        (2.0)         25             13.2         (2.8)         10
Not Rated............................          --          --          --               --           --          --
                                         --------      ------         ---           ------       ------         ---
Total temporarily impaired securities    $2,064.4      $(33.0)        362           $727.5       $(20.8)        150
                                         ========      ======         ===           ======       ======         ===

   The investment securities in an unrealized loss position as of December 31, 2005 consist of 512 securities accounting for unrealized losses of $53.8 million. Of these unrealized losses, 91.1% are investment grade (rated AAA through BBB-) and 95.4% is less than 20% below cost. The amount of the unrealized loss on these securities is primarily attributable to increases in interest rates and changes in credit spreads.

   For the investment securities in an unrealized loss position as of December 31, 2005, three securities are below cost 20% or more and below investment grade (rated BB+ and below) for twelve months or more accounting for unrealized losses

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

of $2.5 million. These securities consist of two issuers in the airline and automotive industries and are current on all terms. All airline securities are collateralized by commercial jet aircraft associated with several domestic airlines. We believe these airline security holdings are in a temporary loss position as a result of ongoing negative market reaction to difficulties in the commercial airline industry. The unrealized loss on the automotive investments was primarily caused by legacy issues and declines in market share. The automotive issuer continues to maintain significant liquidity relative to their maturities and we expect to collect full principal and interest.

   Because management expects these investments to continue to perform as to contractual obligations and we have the ability and intent to hold these investment securities until the recovery of the fair value up to the cost of the investments, which may be maturity, we do not consider these investments to be other-than-temporarily impaired at December 31, 2005.

   The following table presents the gross unrealized losses and estimated fair values of our investment securities, aggregated by investment type and length of time that individual investment securities have been in a continuous unrealized loss position, as of December 31, 2004:

                                                 Less Than 12 Months                        12 Months or More
                                      ----------------------------------------- -----------------------------------------
                                                       Gross                                     Gross
-                                     Estimated fair unrealized                 Estimated fair unrealized
(Dollar amounts in millions)              value        losses   # of securities     value        losses   # of securities
----------------------------          -------------- ---------- --------------- -------------- ---------- ---------------
Description of Securities
Fixed maturities:
U.S. government and agency...........    $    7.2      $   --           4           $  0.3       $   --          1
Government -- non U.S................         2.9          --           3               --           --         --
U.S. corporate.......................       494.5       (10.7)        104            267.0        (18.6)        29
Corporate -- non U.S.................       129.0        (2.2)         30             17.3         (0.7)         4
Asset backed.........................       221.6        (1.2)         38              1.6           --          1
Mortgage backed......................       470.9        (6.3)         76             56.1         (1.5)        20
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
% Below cost -- fixed maturities:
(less than)20% Below cost............    $1,324.8      $(19.9)        253           $323.5       $(14.7)        51
20-50% Below cost....................         1.3        (0.5)          2             18.8         (6.1)         4
(greater than)50% Below cost.........          --          --          --               --           --         --
                                         --------      ------         ---           ------       ------         --
Total fixed maturities...............    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==
Investment grade.....................    $1,203.8      $(16.6)        223           $208.2       $(11.8)        40
Below investment grade...............       103.0        (3.5)         26            134.1         (9.0)        15
Not Rated............................        19.3        (0.3)          6               --           --         --
                                         --------      ------         ---           ------       ------         --
Total temporarily impaired securities    $1,326.1      $(20.4)        255           $342.3       $(20.8)        55
                                         ========      ======         ===           ======       ======         ==

   The scheduled maturity distribution of fixed maturities at December 31, 2005 follows. Actual maturities may differ from contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                      Estimated
(Dollar amounts in millions)           Amortized cost fair value
----------------------------           -------------- ----------
Due in one year or less...............    $  301.3     $  300.1
Due after one year through five years.     1,378.8      1,390.2
Due after five years through ten years       984.7      1,000.0
Due after ten years...................       747.5        768.5
                                          --------     --------
   Subtotal...........................     3,412.3      3,458.8
Mortgage and asset-backed.............     1,837.4      1,818.5
                                          --------     --------
   Total fixed maturities.............    $5,249.7     $5,277.3
                                          ========     ========

   As of December 31, 2005, $588.2 million of our investments (excluding mortgage and asset-backed securities) were subject to certain call provisions.

   As of December 31, 2005, securities issued by finance and insurance, utilities and energy and consumer -- non cyclical industry groups represented approximately 30.6%, 17.3% and 13.3% of our domestic and foreign corporate fixed maturities portfolio, respectively. No other industry group comprises more than 10% of our investment portfolio. This portfolio is widely diversified among various geographic regions in the U.S. and internationally, and is not dependent on the economic stability of one particular region.

   As of December 31, 2005, we did not hold any fixed maturities, which individually exceeded 10% of stockholders' equity.

   As required by law, we have amounts invested, with governmental authorities and banks for the protection of policyholders, of $4.9 million and $5.6 million as of December 31, 2005 and 2004, respectively.

  (e) Commercial Mortgage Loans

   Our mortgage loans are collateralized by commercial properties, including multifamily residential buildings. The carrying value of commercial mortgage loans is stated at original cost net of prepayments, amortization and allowance for loan losses.

   We diversify our commercial mortgage loans by both property type and geographic region. The following table sets forth the distribution across property type and geographic region for commercial mortgage loans as of the dates indicated:

                                                December 31,
                             --------------------------------------------------
Property Type                          2005                      2004
-------------                ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
      Office................    $  346.8       33.3%      $  356.1       29.5%
      Industrial............       353.7       33.9          386.2       32.0
      Retail................       233.5       22.4          335.9       27.8
      Apartments............        91.5        8.8          105.6        8.7
      Mixed use/other.......        16.6        1.6           23.9        2.0
                                --------      -----       --------      -----
      Total.................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


                                                December 31,
                             --------------------------------------------------
Geographic Region                      2005                      2004
-----------------            ------------------------  ------------------------
(Dollar amounts in millions) Carrying value % of total Carrying value % of total
---------------------------- -------------- ---------- -------------- ----------
     Pacific................    $  299.4       28.7%      $  332.8       27.6%
     South Atlantic.........       190.1       18.2          255.3       21.1
     Middle Atlantic........       115.5       11.1          129.3       10.7
     East North Central.....       204.0       19.6          215.1       17.8
     Mountain...............        97.8        9.4          101.4        8.4
     West South Central.....        38.6        3.7           65.8        5.4
     West North Central.....        48.1        4.6           52.0        4.3
     East South Central.....        17.3        1.7           15.4        1.3
     New England............        31.3        3.0           40.6        3.4
                                --------      -----       --------      -----
     Total..................    $1,042.1      100.0%      $1,207.7      100.0%
                                ========      =====       ========      =====

   For the years ended December 31, 2005 and 2004, respectively, we originated $4.8 million and $28.0 million of mortgages secured by real estate in California, which represents 4.0% and 14.2% of our total originations for those years.

   "Impaired" loans are defined under U.S. GAAP as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans.

   Under these principles, we have two types of "impaired" loans: loans requiring specific allowances for losses (none as of December 31, 2005 and 2004) and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($0.8 million as of December 31, 2005 and 2004). Average investment in specifically impaired loans during December 31, 2005, 2004 and 2003 was $0.8 million, $1.1 million and $2.8 million, respectively, and interest income earned on these loans while they were considered impaired was $0.0, $0.0 and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   The following table presents the activity in the allowance for losses during the years ended December 31:

(Dollar amounts in millions)                2005   2004  2003
----------------------------               -----  -----  -----
Balance as of January 1................... $10.4  $10.4  $ 8.9
Provision charged (released) to operations  (4.6)   1.0    1.5
Transfers.................................    --   (0.6)    --
Amounts written off, net of recoveries....  (1.5)  (0.4)    --
                                           -----  -----  -----
Balance as of December 31................. $ 4.3  $10.4  $10.4
                                           =====  =====  =====

   The allowance for losses on mortgage loans at December 31, 2005, 2004 and 2003 represented 0.4%, 0.9% and 0.8% of gross mortgage loans, respectively. Non-income producing mortgage loans were $0.8 million as of December 31, 2005 and 2004.

   During 2005, we adjusted our process for estimating credit losses in our commercial mortgage loan portfolio. As a result of this adjustment, we released $4.6 million of commercial mortgage loan reserves to net investment income in the fourth quarter of 2005.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  (f) Other Invested Assets

   The following table sets forth the carrying values of our other invested assets as of the dates indicated:

                                                    December 31,
                                 --------------------------------------------------
                                           2005                      2004
                                 ------------------------  ------------------------
(Dollar amounts in millions)     Carrying value % of total Carrying value % of total
----------------------------     -------------- ---------- -------------- ----------
Restricted other invested assets     $332.0        85.2%       $   --         -- %
Securities lending..............         --          --         406.9        87.2
Limited partnerships............       48.6        12.4          53.0        11.4
Other investments...............        9.3         2.4           6.6         1.4
                                     ------       -----        ------       -----
Total...........................     $389.9       100.0%       $466.5       100.0%
                                     ======       =====        ======       =====

  Restricted other invested assets

   On August 19, 2005, we transferred approximately $344.6 million of investment securities to an affiliated special purpose entity ("SPE"), whose sole purpose is to securitize these investment securities and issue secured notes (the "Secured Notes") to various affiliated companies. The securitized investments are owned in their entirety by the SPE and are not available to satisfy the claims of our creditors. However, we are entitled to principal and interest payments made on the Secured Notes we hold. Under U.S. GAAP, the transaction is accounted for as a secured borrowing. Accordingly, the Secured Notes are included within our consolidated financial statements as available-for-sale fixed maturities and the liability equal to the proceeds received upon transfer has been included in Other Liabilities. Additionally, the investment securities transferred are included in Other Invested Assets and are shown as restricted assets.

   As of December 31, 2005, the amortized cost, gross unrealized gains and losses, and estimated fair value of our restricted other invested assets are as follows:

2005                                     Gross      Gross
----                         Amortized unrealized unrealized Estimated
(Dollar amounts in millions)   cost      gains      losses   fair value
---------------------------- --------- ---------- ---------- ----------
Fixed maturities:
Foreign other...............  $324.3      $2.9      $(4.3)     $322.9
U.S. corporate..............     9.0       0.2       (0.1)        9.1
                              ------      ----      -----      ------
Total restricted securities.  $333.3      $3.1      $(4.4)     $332.0
                              ======      ====      =====      ======

   The scheduled maturity distribution of the restricted fixed maturity portfolio at December 31, 2005 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                       Amortized Estimated
(Dollar amounts in millions)             cost    fair value
----------------------------           --------- ----------
Due in one year or less...............  $ 24.5     $ 24.5
Due after one year through five years.    95.8       94.3
Due after five years through ten years   168.4      167.6
Due after ten years...................    44.6       45.6
                                        ------     ------
   Total restricted fixed maturities..  $333.3     $332.0
                                        ======     ======

   As of December 31, 2005, $55.9 million of our restricted other invested assets were subject to certain call provisions.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As of December 31, 2005, we did not hold any restricted fixed maturity securities, which individually exceeded 10% of stockholders' equity.

(3)Deferred Acquisition Costs

   Activity impacting deferred acquisition costs for the years ended December 31, was as follows:

(Dollar amounts in millions)                          2005     2004    2003
----------------------------                         ------  -------  ------
Unamortized balance as of January 1................. $255.2  $ 923.8  $843.3
Cost deferred.......................................   93.3     89.1   167.7
Amortization, net...................................  (27.2)   (23.6)  (87.2)
Transfers due to reinsurance transactions with UFLIC     --   (734.1)     --
                                                     ------  -------  ------
Unamortized balance as of December 31...............  321.3    255.2   923.8
Cumulative effect of net unrealized investment gains   (0.2)    (7.1)  (26.8)
                                                     ------  -------  ------
Balance as of December 31........................... $321.1  $ 248.1  $897.0
                                                     ======  =======  ======

(4)Intangible Assets and Goodwill

   At December 31, 2005 and 2004, the gross carrying amount and accumulated amortization of intangibles, net of interest accretion, subject to amortization were as follows:

                                                      2005                  2004
                                              --------------------  --------------------
                                               Gross                 Gross
                                              carrying Accumulated  carrying Accumulated
(Dollar amounts in millions)                   amount  amortization  amount  amortization
----------------------------                  -------- ------------ -------- ------------
Present value of future profits ("PVFP").....  $142.4     $(41.4)    $123.7     $(27.6)
Capitalized software.........................    37.1      (14.4)      31.1      (11.9)
Deferred sales inducements to contractholders     8.7       (0.8)       5.5       (0.2)
All other....................................     1.0       (1.0)       1.0       (1.0)
                                               ------     ------     ------     ------
Total........................................  $189.2     $(57.6)    $161.3     $(40.7)
                                               ======     ======     ======     ======

   Amortization expense related to intangible assets for the years ended December 31, 2005, 2004, and 2003 was $16.3 million, $23.9 million and $31.7 million, respectively. Amortization expense related to deferred sales inducements to contractholders of $0.6 million and $0.2 million was included in benefits and other changes in policy reserves for the years ended December 31, 2005 and 2004, respectively. There were no deferred sales inducements to contractholders in the year ended December 31, 2003.

  (a) Present Value of Future Profits

   The method used by us to value PVFP in connection with acquisitions of life insurance entities is summarized as follows: (1) identify the future gross profits attributable to certain lines of business, (2) identify the risks inherent in realizing those gross profits and (3) discount those gross profits at the rate of return that we must earn in order to accept the inherent risks.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The following table presents the activity in PVFP for the years ended December 31:

(Dollar amounts in millions)                                                2005    2004    2003
----------------------------                                               ------  ------  ------
Unamortized balance as of January 1....................................... $129.7  $173.9  $202.2
Interest accreted at 4.9%, 5.2% and 5.4%, respectively....................    6.0     7.1    10.2
Amortization..............................................................  (19.8)  (27.6)  (38.5)
Amounts transferred in connection with reinsurance transactions with UFLIC     --   (23.7)     --
                                                                           ------  ------  ------
Unamortized balance as of December 31.....................................  115.9   129.7   173.9
Accumulated effect of net unrealized investment gains.....................  (14.9)  (33.6)  (45.8)
                                                                           ------  ------  ------
Balance as of December 31................................................. $101.0  $ 96.1  $128.1
                                                                           ======  ======  ======

   The estimated percentage of the December 31, 2005 PVFP balance net of interest accretion, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

                                   2006 10.2%
                                   2007  8.9%
                                   2008  7.8%
                                   2009  7.1%
                                   2010  6.4%

   Amortization expenses for PVFP for future periods will be affected by acquisitions, dispositions, realized gains (losses) or other factors affecting the ultimate amount of gross profits realized from certain lines of businesses. Similarly, future amortization expenses for other intangibles will depend on future acquisitions, dispositions and other business transactions.

  (b) Goodwill

   Our goodwill balance by segment and activity was as follows:

                                Retirement
                                 Income &
(Dollar amounts in millions)    Investments Protection Total
----------------------------    ----------- ---------- ------
Balance as of December 31, 2003    $59.8      $57.5    $117.3
Impairment.....................     59.8         --      59.8
                                   -----      -----    ------
Balance as of December 31, 2004       --       57.5      57.5
Impairment.....................       --       57.5      57.5
                                   -----      -----    ------
Balance as of December 31, 2005    $  --      $  --    $   --
                                   =====      =====    ======

   In 2005, we recognized an impairment of $57.5 million to amortization expense in our Protection segment. We currently are not actively writing life insurance in our Protection segment. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

   In 2004, as a result of the reinsurance transactions with Union Fidelity Life Insurance Company ("UFLIC"), described in Note 5, we were not able to transfer any goodwill, as the reinsurance transactions with UFLIC did not constitute the disposition of a business. However, as the reinsurance transactions with UFLIC represented a significant portion of our operations, we were required to test goodwill for impairment and recognized an impairment charge of $59.8 million to amortization expense in the Retirement Income and Investments reporting unit for the year ended December 31, 2004. The fair value of that reporting unit was estimated using the expected present value of future cash flows.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


(5)Reinsurance

   On November 30, 2005, we entered into a reinsurance agreement with First Colony Life Insurance Company ("FCL"), an affiliate, on an indemnity coinsurance, funds withheld basis, to cede 90% of the institutional liabilities arising from the funding agreements issued as part of our registered note program. The maximum amount of the funding agreement liabilities that can be ceded to FCL, without prior notice, is $2.0 billion.

   This agreement is accounted for as deposit accounting as it does not transfer adequate insurance risk. No ceding commission was paid under this agreement. We withhold amounts due to FCL as security for the performance of FCL's obligations under this agreement. We are required to invest the withheld amounts pursuant to investment guidelines agreed to with FCL and to pay the net profit to FCL. Any amounts due under this agreement are settled quarterly.

   On April 15, 2004, we entered into reinsurance transactions in which we ceded to UFLIC, an affiliate, substantially all of our in-force blocks of variable annuities and structured settlements. Our in-force variable annuity contracts, excluding the RetireReady/SM/ Retirement Answer/ /Variable Annuity ("Retirement Answer") product that was not reinsured, had aggregate general account reserves of $2.5 billion as of January 1, 2004. Our in-force structured settlements reinsured had aggregate policyholder reserves of $0.3 billion as of January 1, 2004. The in-force blocks of general account variable annuities and structured settlements ceded to UFLIC had aggregate policyholder reserves of $2.0 billion and $0.2 billion as of December 31, 2005, respectively, and $2.4 billion and $0.2 billion as of December 31, 2004, respectively. The reinsurance transactions with UFLIC were completed and accounted for at book value. We transferred investment assets to UFLIC in exchange for the reinsurance recoverable asset from UFLIC in the amount of $2.1 billion at January 1, 2004. UFLIC also assumed any benefit or expense resulting from third party reinsurance that we have on this block of business. We had $6.9 billion and $7.6 billion in retained assets that are attributable to the separate account portion of the variable annuity business and will make any payments with respect to that separate account portion directly from these assets as of December 31, 2005 and 2004, respectively. The reinsurance transactions with UFLIC were reported on our tax returns at fair value as determined for tax purposes, giving rise to a net reduction in current and deferred income tax liabilities and resulting in a net tax benefit. Under these reinsurance agreements, we continue to perform various management, administration and support services and receive an expense allowance from UFLIC to reimburse us for costs we incur to service the reinsured blocks. Actual costs and expense allowance amounts will be determined by expense studies to be conducted periodically.

   Although we are not relieved of our primary obligations to the contractholders, the reinsurance transactions with UFLIC transfer the future financial results of the reinsured blocks to UFLIC. To secure the payment of its obligations to us under these reinsurance agreements, UFLIC has established trust accounts to maintain an aggregate amount of assets with a statutory book value at least equal to the statutory general account reserves attributable to the reinsured business less an amount required to be held in certain claims paying accounts. A trustee will administer the trust accounts and we will be permitted to withdraw from the trust accounts amounts due to us pursuant to the terms of the reinsurance agreements that are not otherwise paid by UFLIC. In addition, pursuant to a Capital Maintenance Agreement, General Electric Capital Corporation ("GE Capital") agreed to maintain sufficient capital in UFLIC to maintain UFLIC's risk-based capital at not less than 150% of its company action level, as defined from time to time by the National Association of Insurance Commissioners ("NAIC").

   Concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   We are involved in both the cession and assumption of reinsurance with other companies. Our reinsurance consists primarily of long-duration contracts that are entered into with financial institutions and related party reinsurance. Although these reinsurance agreements contractually obligate the reinsurers to reimburse us, they do not discharge us from our primary liabilities and we remain liable to the extent that the reinsuring companies are unable to meet their obligations.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by any one insured with an issue age up to and including 75 is $1.0 million and for issue ages over 75 is $0.1 million. Certain Medicare supplement insurance policies are reinsured on either a quota share or excess of loss basis. We also use reinsurance for guaranteed minimum death benefit ("GMDB") options on most of our variable annuity products. We monitor both the financial condition of individual reinsurers and risk concentrations arising from similar geographic regions, activities and economic characteristics of reinsurers to lessen the risk of default by such reinsurers. Other than with UFLIC, at December 31, 2005, we had no significant concentrations of variable annuity net at risk reinsurance with any one reinsurer that could have a material impact on our results of operations. At December 31, 2005, 30.4% of our reinsured life insurance net at risk exposure ceded to one company.

   Net life insurance in force as of December 31 is summarized as follows:

(Dollar amounts in millions)            2005       2004       2003
----------------------------         ---------  ---------  ---------
Direct life insurance in force...... $22,219.1  $24,723.4  $26,889.2
Amounts ceded to other companies....  (3,313.6)  (4,045.2)  (4,129.4)
Amounts assumed from other companies   1,638.3    1,863.3    1,970.2
                                     ---------  ---------  ---------
Net in force........................ $20,543.8  $22,541.5  $24,730.0
                                     =========  =========  =========
Percentage of amount assumed to net.       8.0%       8.3%       8.0%
                                     =========  =========  =========

   The following table sets forth the effects of reinsurance on premiums earned for the years ended December 31:

(Dollar amounts in millions)         2005    2004    2003
----------------------------        ------  ------  ------
Direct............................. $113.3  $110.8  $122.9
Assumed............................    3.8     2.5     2.5
Ceded..............................  (13.6)  (16.5)  (21.4)
                                    ------  ------  ------
Net premiums earned................ $103.5  $ 96.8  $104.0
                                    ======  ======  ======
Percentage of amount assumed to net    3.7%    2.6%    2.4%
                                    ======  ======  ======

   Due to the nature of our insurance contracts, premiums earned approximate premiums written.

   Reinsurance recoveries recognized as a reduction of benefit expenses amounted to $20.7 million, $21.3 million and $23.9 million for the years ended December 31, 2005, 2004 and 2003, respectively. Reinsurance recoveries recognized as a reduction of change in policy reserves amounted to $157.5 million, $106.2 million and $5.0 million for the years ended December 31, 2005, 2004 and 2003, respectively.

(6)Future Annuity and Contract Benefits

  Investment Contracts

   Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


  Insurance Contracts

   Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits less the present value of future net premiums, based on mortality, morbidity and other assumptions, which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential reserve deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported and claims in the process of settlement. This estimate is based on our historical experience and the experience of the insurance industry, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

   The following table sets forth the major assumptions underlying our recorded liabilities for future annuity and contract benefits:

                                            Mortality/                 December 31,
                                            morbidity  Interest rate -----------------
(Dollar amounts in millions)                assumption  assumption     2005     2004
----------------------------                ---------- ------------- -------- --------
Investment contracts.......................  Account
                                             balance        N/A      $5,888.3 $7,267.9
Limited payment contracts..................    (a)     3.5% - 11.25%    203.6    203.5
Traditional life insurance contracts.......    (b)     6.45% - 7.40%    295.8    309.2
Universal life type contracts..............  Account
                                             balance        N/A       1,756.6  1,769.1
Accident and health........................    (c)      4.5% -5.25%      57.2     54.9
                                                                     -------- --------
Total future annuity and contracts benefits                          $8,201.5 $9,604.6
                                                                     ======== ========

--------
(a)Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuity Mortality Table and Company experience.
(b)Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables and Company experience.
(c)The 1958 Commissioner's Standard Ordinary Table, 1964 modified and 1987 Commissioner's Disability Tables and Company experience.

   Assumptions as to persistency are based on the Company's experience.

   As described in Note 5, on April 15, 2004 we reinsured our in-force variable annuity contracts, excluding Retirement Answer, to UFLIC, effective as of January 1, 2004. We have continued to sell variable annuities and are retaining that business for our own account.

   Our variable annuity contracts provide a basic GMDB, which provides a minimum account value to be paid on the annuitant's death. Our contractholders have the option to purchase through riders, at an additional charge, enhanced death benefits. Our separate account guarantees are predominately death benefits; we also have some guaranteed minimum withdrawal benefits.

   The total account value (excluding the block of business reinsured through the transaction mentioned above) of our variable annuities with death benefits, including both separate account and fixed account assets, is approximately $1,929.4 million and $1,003.9 million at December 31, 2005 and 2004, respectively, with related death benefit exposure (or net amount at risk) of approximately $8.2 million and $3.4 million at December 31, 2005 and 2004, respectively. The liability for our variable annuity contracts with death benefits net of reinsurance is $2.3 million and $0.5 million at December 31, 2005 and 2004, respectively.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The assets supporting the separate accounts of the variable contracts are primarily mutual fund equity securities and are reflected in our Consolidated Balance Sheet at fair value and reported as summary total separate account assets with an equivalent summary total reported for liabilities. Amounts assessed against the contactholders for mortality, administrative, and other services are included in revenues. Changes in liabilities for minimum guarantees are included in benefits and other changes in policy reserves.

   Separate account net investment income, net investment gains and losses, and the related liability changes are offset within the same line item in the Consolidated Statement of Income. There were no gains or losses on transfers of assets from the general account to the separate account.

(7)Income Taxes

   The total provision (benefit) for income taxes for the years ended December 31, consisted of the following components:

(Dollar amounts in millions)                            2005     2004    2003
----------------------------                           ------  -------  ------
Current federal income tax............................ $(13.2) $  34.2  $(21.4)
Deferred federal income tax...........................   37.2   (166.6)   18.3
                                                       ------  -------  ------
   Total federal income tax...........................   24.0   (132.4)   (3.1)
                                                       ------  -------  ------
Current state income tax..............................   (0.8)    (3.5)     --
Deferred state income tax.............................    2.1     (7.4)     --
                                                       ------  -------  ------
   Total state income tax.............................    1.3    (10.9)     --
                                                       ------  -------  ------
       Total provision (benefit) for income taxes..... $ 25.3  $(143.3) $ (3.1)
                                                       ======  =======  ======

   The reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

(Dollar amounts in millions)                         2005    2004    2003
----------------------------                        -----  ------   -----
Statutory U.S. federal income tax rate.............  35.0%   35.0%   35.0%
State income tax, net of federal income tax benefit   1.6    (4.2)   (0.1)
Non-deductible goodwill impairment.................  36.8    37.8      --
Dividends-received deduction....................... (17.4)  (11.9)  (53.1)
Reinsurance transactions with UFLIC................    --  (315.9)     --
Other, net.........................................  (9.8)    0.4    (0.8)
                                                    -----  ------   -----
   Effective rate..................................  46.2% (258.8)% (19.0)%
                                                    =====  ======   =====

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The components of the net deferred income tax asset as of December 31, are as follows:

(Dollar amounts in millions)                       2005   2004
----------------------------                      ------ ------
Assets:
   Future annuity and contract benefits.......... $ 55.8 $ 65.7
   Accrued expenses..............................   48.6   17.5
   Deferred tax losses...........................     --   11.0
   Other.........................................   17.5   28.8
                                                  ------ ------
       Total deferred income tax asset...........  121.9  123.0
                                                  ------ ------
Liabilities:
   Net unrealized gains on investment securities.    6.7   38.7
   Net unrealized gains on derivatives...........    0.6    1.9
   Investments...................................    6.1   10.4
   Present value of future profits...............   20.1   22.4
   Deferred acquisition costs....................   57.8    4.5
   Other.........................................   30.5   39.2
                                                  ------ ------
       Total deferred income tax liability.......  121.8  117.1
                                                  ------ ------
       Net deferred income tax asset............. $  0.1 $  5.9
                                                  ====== ======

   Based on our analysis, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable us to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   We paid federal and state taxes of $15.5 million, $38.1 million and $7.3 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   At December 31, 2005 and 2004, the net deferred income tax asset was $0.1 million and $5.9 million, respectively. At December 31, 2005 and 2004, the current income tax receivable was $1.2 million and $2.6 million, respectively.

(8)Related Party Transactions

   We and other direct and indirect subsidiaries of Genworth are parties to an amended and restated services and shared expenses agreement under which each company agrees to provide and each company agrees to receive certain general services. These services include, but are not limited to, data processing, communications, marketing, public relations, advertising, investment management, human resources, accounting, actuarial, legal, administration of agent and agency matters, purchasing, underwriting and claims. Under the terms of the agreement, settlements are made quarterly.

   Under this agreement, amounts incurred for these items aggregated $124.7 million, $117.7 million and $47.8 million for the years ended December 31, 2005, 2004 and 2003, respectively. We also charge affiliates for certain services and for the use of facilities and equipment, which aggregated $65.0 million, $65.9 million and $93.7 million for the years ended December 31, 2005, 2004 and 2003, respectively.

   We pay GE Asset Management Incorporated ("GEAM"), an affiliate of GE, for investment services under an investment management agreement. We paid $2.5 million, $3.9 million and $10.5 million in 2005, 2004 and 2003, respectively, to GEAM under this agreement. We also pay Genworth, our ultimate parent, for investment related services. We paid $6.3 million and $3.0 million to Genworth in 2005 and 2004, respectively. We were not assessed these charges in 2003.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We pay interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GLIC. We have a credit line of $500.0 million with GNA Corporation. Interest expense under this agreement was $0.2 million, $0.1 million and $0.1 million for the years ended December 31, 2005, 2004 and 2003, respectively. We pay interest at the cost of funds of GNA Corporation, which were 4.3%, 2.2% and 1.3%, as of December 31, 2005, 2004 and 2003, respectively. There was no amount outstanding as of December 31, 2005. The amount outstanding as of December 31, 2004 was $10.7 million and was included with other liabilities in the Consolidated Balance Sheets.

(9)Commitments and Contingencies

  Commitments

   We have certain investment commitments to provide fixed-rate commercial mortgage loans. The investment commitments, which would be collateralized by related properties of the underlying investments and held for investment purposes, involve varying elements of credit and market risk. We are committed to fund $1.6 million and $6.1 million as of December 31, 2005 and 2004, respectively, in U.S. mortgage loans, which will be held for investment purposes.

   We have limited partnership commitments outstanding of $0.3 million and $0.4 million at December 31, 2005 and December 31, 2004, respectively.

  Litigation

   We face a significant risk of litigation and regulatory investigations and actions in the ordinary course of operating our businesses, including class action lawsuits. Our pending legal and regulatory actions include proceedings specific to us and others generally applicable to business practices in the industries in which we operate. Plaintiffs in class action and other lawsuits against us may seek very large or indeterminate amounts, including punitive and treble damages, which may remain unknown for substantial periods of time. A substantial legal liability or a significant regulatory action against us could have an adverse effect on our financial condition and results of operations. Moreover, even if we ultimately prevail in the litigation, regulatory action or investigation, we could suffer significant reputational harm, which could have an adverse effect on our business, financial condition or results of operations. At this time, it is not feasible to predict or determine the ultimate outcomes of all pending investigations and legal proceedings or to provide reasonable ranges of potential losses.

  Guarantees

   We guaranteed the payment of certain structured settlement benefits sold by Assigned Settlement, Inc., our wholly-owned subsidiary, from March 2004 through December 2005 which were funded by products of our parent and one of our affiliates. The structured settlement reserves related to this guarantee were $275.1 million as of December 31, 2005.

(10)Fair Value of Financial Instruments

   Assets and liabilities that are reflected in the Consolidated Financial Statements at fair value are not included in the following disclosure of fair value; such items include cash and cash equivalents, investment securities, separate accounts, other invested assets and derivative financial instruments. Other financial assets and liabilities -- those not carried at fair value or disclosed separately -- are discussed below. Apart from certain of our borrowings, certain derivative instruments and certain marketable securities, few of the instruments discussed below are actively traded and their fair values must often be determined using models. The fair value estimates are made at a specific point in time, based upon available market information and judgments about the financial instruments, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time our entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the financial instrument.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   The basis on which we estimate fair values is as follows:

   Commercial mortgage loans. Based on quoted market prices, recent transactions and/or discounted future cash flows, using current market rates at which similar loans would have been made to similar borrowers.

   Other financial instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and/or estimates of the cost to terminate or otherwise settle obligations.

   Borrowings. Based on market quotes or comparables.

   Investment contract benefits. Based on expected future cash flows, discounted at currently offered discount rates for immediate annuity contracts or cash surrender value for single premium deferred annuities.

   All other instruments. Based on comparable market transactions, discounted future cash flows, quoted market prices and /or estimates of the cost to terminate or otherwise settle obligations.

   The following represents the fair value of financial assets and liabilities as of December 31:

                                                                2005                         2004
                                                    ---------------------------- ----------------------------
                                                    Notional Carrying Estimated  Notional Carrying Estimated
(Dollar amounts in millions)                         amount   amount  fair value  amount   amount  fair value
----------------------------                        -------- -------- ---------- -------- -------- ----------
Assets:
   Commercial mortgage loans.......................   $ (a)  $1,042.1  $1,054.7   $  (a)  $1,207.7  $1,252.4
   Other financial instruments.....................     (a)      19.6      27.0      (a)      23.1      27.1
Liabilities:
   Borrowings and related instruments:.............
       Borrowings..................................     (a)        --        --      (a)      10.7      10.7
       Investment contract benefits................     (a)   5,888.3   5,835.0      (a)   7,267.9   7,276.0
Other firm commitments:
   Ordinary course of business lending commitments.    1.6         --        --    31.5         --        --
   Commitments to fund limited partnerships........    0.3         --        --     0.4         --        --

--------
(a)These financial instruments do not have notional amounts.

(11)Non-controlled Entities

   One of the most common forms of off-balance sheet arrangements is asset securitization. We use GE Capital sponsored and third party entities to facilitate asset securitizations. As part of this strategy, management considers the relative risks and returns of our alternatives and predominately uses GE Capital-sponsored entities. Management believes these transactions could be readily executed through third party entities at insignificant incremental cost.

   The following table summarizes the current balance of assets sold to SPEs as of December 31:

(Dollar amounts in millions)   2005   2004
----------------------------  ------ ------
Assets secured by:
   Commercial mortgage loans. $ 96.5 $112.7
   Fixed maturities..........   66.1   86.4
   Other receivables.........   91.5   98.8
                              ------ ------
       Total assets.......... $254.1 $297.9
                              ====== ======

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   Each of the categories of assets shown in the table above represents portfolios of assets that are highly rated. Examples of each category include: commercial mortgage loans -- loans on diversified commercial property; fixed maturities -- domestic and foreign, corporate and government securities; other receivables -- primarily policy loans.

   We evaluate the economic, liquidity and credit risk related to the above SPEs and believe that the likelihood is remote that any such arrangements could have a significant adverse effect on our operations, cash flows, or financial position. Financial support for certain SPEs is provided under credit support agreements, in which Genworth provides limited recourse for a maximum of $119 million of credit losses in such entities. Assets with credit support are funded by demand notes that are further enhanced with support provided by GE Capital. We may record liabilities, for such guarantees based on our best estimate of probable losses. To date, no SPE has incurred a loss.

   Sales of securitized assets to SPEs result in a gain or loss amounting to the net of sales proceeds, the carrying amount of net assets sold, the fair value of servicing rights and retained interests and an allowance for losses. There were no off-balance sheet securitization transactions in 2005, 2004 and 2003.

   Retained interests and recourse obligations related to such sales that are recognized in our consolidated financial statements are as follows:

                                 December 31,
                             ---------------------
                                2005       2004
                             ---------- ----------
                                  Fair       Fair
(Dollar amounts in millions) Cost value Cost value
---------------------------- ---- ----- ---- -----
Retained interests -- assets $8.0 $10.4 $9.7 $11.5
Servicing assets............   --    --   --    --
Recourse liability..........   --    --   --    --
                             ---- ----- ---- -----
Total....................... $8.0 $10.4 $9.7 $11.5
                             ==== ===== ==== =====

   Retained interests. In certain securitization transactions, we retain an interest in transferred assets. Those interests take various forms and may be subject to credit prepayment and interest rate risks. When we securitize receivables, we determine fair value based on discounted cash flow models that incorporate, among other things, assumptions including credit losses, prepayment speeds and discount rates. These assumptions are based on our experience, market trends and anticipated performance related to the particular assets securitized. Subsequent to recording retained interests, we review recorded values quarterly in the same manner and using current assumptions.

   Servicing assets. Following a securitization transaction, we retain the responsibility for servicing the receivables, and as such, are entitled to receive an ongoing fee based on the outstanding principal balances of the receivables. There are no servicing assets nor liabilities recorded as the benefits of servicing the assets are adequate to compensate an independent servicer for its servicing responsibilities.

   Recourse liability. As described previously, under credit support agreements we provide recourse for credit losses in special purpose entities. We provide for expected credit losses under these agreements and such amounts approximate fair value.

(12)Restrictions on Dividends

   Insurance companies are restricted by state regulations departments as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

based on the lesser of 10% of the prior year surplus or prior year net gain from operations. Dividends in excess of the prescribed limits or our earned surplus require formal approval from the Commonwealth of Virginia State Corporation Commission, Bureau of Insurance. Based on statutory results as of December 31, 2005, we are able to distribute $33.0 million in dividends in 2006 without obtaining regulatory approval.

   In 2005, we declared and paid a common stock dividend of $440.3 million consisting of securities. In 2004, concurrently with the consummation of the reinsurance transactions with UFLIC, we paid a dividend to our stockholder consisting of cash and securities. A portion of this dividend, together with amounts paid by certain of our affiliates, was used by GE Financial Assurance Holdings, Inc. to make a capital contribution to UFLIC. The aggregate value of the dividend was $409.5 million, consisting of cash in the amount of $30.4 million and securities in the amount of $379.1 million.

   In addition to the common stock dividends, we declared and paid preferred stock dividends of $9.6 million for each of the years ended December 31, 2005, 2004 and 2003.

(13)Supplementary Financial Data

   We file financial statements with state insurance regulatory authorities and the NAIC that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from U.S. GAAP in several respects, causing differences in reported net income and stockholders' equity. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. We have no permitted accounting practices.

   For the years ended December 31, statutory net (loss) income and statutory capital and surplus is summarized below:

(Dollar amounts in millions)   2005   2004   2003
----------------------------  ------ ------ ------
Statutory net income (loss).. $144.4 $105.8 $(28.0)
Statutory capital and surplus  476.0  817.2  562.4

   The NAIC has adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset risk, (ii) insurance risk, (iii) interest rate risk and (iv) business risks. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, we periodically monitor our RBC level. At December 31, 2005 and 2004, we exceeded the minimum required RBC levels.

(14)Operating Segment Information

   Our operations are conducted under two reporting segments corresponding to customer needs: (1) Retirement Income and Investments and (2) Protection.

   Retirement Income and Investments is comprised of products offered to individuals who want to accumulate tax-deferred assets for retirement, desire a tax-efficient source of income and seek to protect against outliving their assets and to institutions seeking investment products.

   Protection is comprised of products offered to consumers to provide protection against financial hardship after the death of an insured and to protect income and assets from the adverse economic impacts of significant health care costs. See Note (1)(c) for further discussion of our principal product lines within these two segments.

   We also have a Corporate and Other segment, which consists primarily of net realized investment gains (losses), unallocated corporate income, expenses and income taxes.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   We use the same accounting policies and procedures to measure segment earnings and assets as we use to measure our consolidated net income and assets. Segment earnings are generally income before income taxes and cumulative effect of accounting change. Realized gains (losses), net of taxes, are allocated to the Corporate and Other segment. Segment earnings represent the basis on which the performance of our business is assessed by management. Premiums and fees, other income, benefits and acquisition and operating expenses and policy related amortization are attributed directly to each operating segment. Net investment income and invested assets are allocated based on the assets required to support the underlying liabilities and capital of the products included in each segment.

   The following is a summary of industry segment activity for December 31, 2005, 2004 and 2003:

2005                                                                Retirement
----                                                                Income and             Corporate
(Dollar amounts in millions)                                        Investments Protection and Other Consolidated
----------------------------                                        ----------- ---------- --------- ------------
Net investment income..............................................  $   229.5   $  141.0  $   41.2   $   411.7
Net realized investment losses.....................................         --         --      (4.5)       (4.5)
Premiums...........................................................        0.1      103.4        --       103.5
Other revenues.....................................................       58.6      135.9        --       194.5
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      288.2      380.3      36.7       705.2
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      194.1      265.4        --       459.5
Acquisition and operating expenses, net of deferrals...............       33.3       34.6      22.0        89.9
Amortization of deferred acquisition costs and intangibles.........       20.1       80.9        --       101.0
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      247.5      380.9      22.0       650.4
                                                                     ---------   --------  --------   ---------
   Income (loss) before income taxes...............................       40.7       (0.6)     14.7        54.8
   Provision (benefit) for income taxes............................        3.2       20.2       1.9        25.3
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $    37.5   $  (20.8) $   12.8   $    29.5
                                                                     =========   ========  ========   =========
Total assets.......................................................  $15,507.4   $2,680.0  $  694.6   $18,882.0
                                                                     =========   ========  ========   =========

                                                                    Retirement
                                                                    Income and             Corporate
2004                                                                Investments Protection and Other Consolidated
----                                                                ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income..............................................  $   238.5   $  140.3  $   42.2   $   421.0
Net realized investment gains......................................         --         --       5.7         5.7
Premiums...........................................................        0.4       96.4        --        96.8
Other revenues.....................................................       40.0      136.4        --       176.4
                                                                     ---------   --------  --------   ---------
   Total revenues..................................................      278.9      373.1      47.9       699.9
                                                                     ---------   --------  --------   ---------
Interest credited, benefits and other changes in policy reserves...      202.4      271.6        --       474.0
Acquisition and operating expenses, net of deferrals...............       17.1       31.1      15.0        63.2
Amortization of deferred acquisition costs and intangibles.........       78.6       28.7        --       107.3
                                                                     ---------   --------  --------   ---------
   Total benefits and expenses.....................................      298.1      331.4      15.0       644.5
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (19.2)      41.7      32.9        55.4
   Provision (benefit) for income taxes............................        8.2       14.8    (166.3)     (143.3)
                                                                     ---------   --------  --------   ---------
   Income (loss) before cumulative effect of change in accounting
     principle.....................................................      (27.4)      26.9     199.2       198.7
   Cumulative effect of change in accounting principle, net of tax.        0.7         --        --         0.7
                                                                     ---------   --------  --------   ---------
   Net income (loss)...............................................  $   (26.7)  $   26.9  $  199.2   $   199.4
                                                                     =========   ========  ========   =========
Total assets.......................................................  $16,742.4   $2,748.2  $1,347.3   $20,837.9
                                                                     =========   ========  ========   =========

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)

                                                                 Retirement
                                                                 Income and             Corporate
2003                                                             Investments Protection and Other Consolidated
----                                                             ----------- ---------- --------- ------------
(Dollar amounts in millions)
----------------------------
Net investment income (loss)....................................   $402.7      $152.5    $(17.2)     $538.0
Net realized investment gains...................................       --          --       3.9         3.9
Premiums........................................................     (1.7)      105.7        --       104.0
Other revenues..................................................    150.8       143.8       0.3       294.9
                                                                   ------      ------    ------      ------
   Total revenues...............................................    551.8       402.0     (13.0)      940.8
                                                                   ------      ------    ------      ------
Interest credited, benefits and other changes in policy reserves    362.0       294.3        --       656.3
Acquisition and operating expenses, net of deferrals............     46.4        55.3      47.3       149.0
Amortization of deferred acquisition costs and intangibles......     84.9        34.0        --       118.9
                                                                   ------      ------    ------      ------
   Total benefits and expenses..................................    493.3       383.6      47.3       924.2
                                                                   ------      ------    ------      ------
   Income (loss) before income taxes............................     58.5        18.4     (60.3)       16.6
   Provision (benefit) for income taxes.........................     14.7         6.5     (24.3)       (3.1)
                                                                   ------      ------    ------      ------
   Net income (loss)............................................   $ 43.8      $ 11.9    $(36.0)     $ 19.7
                                                                   ======      ======    ======      ======

(15)Quarterly Financial Data (unaudited)

   Our unaudited summarized quarterly financial data for the years ended December 31, were as follows:

                                                   First Quarter Second Quarter Third Quarter  Fourth Quarter
                                                   ------------- -------------  -------------- -------------
(Dollar amounts in millions)                        2005   2004   2005    2004   2005    2004   2005    2004
----------------------------                       ------ ------ ------  ------ ------  ------ ------  ------
Net investment income............................. $107.8 $129.1 $ 98.1  $ 84.4 $101.5  $100.0 $104.3  $107.5
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Total revenues.................................... $184.1 $232.2 $170.9  $119.0 $172.3  $174.5 $177.9  $174.2
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Earnings (loss) before cumulative effect of change
  in accounting principle (1)..................... $ 27.0 $  6.5 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======
Net income (loss)................................. $ 27.0 $  7.2 $ 15.4  $150.4 $(37.9) $ 19.0 $ 25.0  $ 22.8
                                                   ====== ====== ======  ====== ======  ====== ======  ======

--------
(1)See note 1 (t) of the Consolidated Financial Statements.

   The Consolidated Statements of Cash Flows previously reported in our 2005 quarterly reports on Form 10-Q have been revised to reflect changes in the treatment of net receivable/payable from unsettled investment purchases and sales. These changes previously classified within cash flows from operating activities have been reclassified to cash flows from investing activities, as such balances pertained to investments.

         GENWORTH LIFE AND ANNUITY INSURANCE COMPANY AND SUBSIDIARIES

                 Years Ended December 31, 2005, 2004 and 2003
                         (Dollar amounts in millions)


   As a result of the revisions, previously reported cash flows from operating activities and cash flows from investing activities were increased or decreased for the following periods:

                                    Three months ended Six months ended Nine months ended
                                       March 31,           June 30,       September 30,
                                    -----------------  ---------------  ----------------
(Dollar amounts in millions)          2005     2004     2005     2004     2005     2004
----------------------------        -------   ------   ------  -------  --------  ------
Net cash from operating activities:
   As originally reported.......... $  41.6   $ 99.1   $143.8  $  35.8  $   73.9  $281.6
   Impact of revisions.............   274.8     59.0     47.4    112.5      99.7   (16.7)
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 316.4   $158.1   $191.2  $ 148.3  $  173.6  $264.9
                                    =======   ======   ======  =======  ========  ======
Net cash from investing activities:
   As originally reported.......... $ 534.4   $169.0   $880.8  $ 308.6  $1,130.1  $231.4
   Impact of revisions.............  (274.8)   (59.0)   (47.4)  (112.5)    (99.7)   16.7
                                    -------   ------   ------  -------  --------  ------
   Revised......................... $ 259.6   $110.0   $833.4  $ 196.1  $1,030.4  $248.1
                                    =======   ======   ======  =======  ========  ======

   The revisions have no impact on the total change in cash and cash equivalents within our Consolidated Statements of Cash Flows or on our Consolidated Statements of Income or Consolidated Balance Sheets.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors
Genworth Life and Annuity Insurance Company:

   Under the date of March 10, 2006, we reported on the consolidated balance sheets of Genworth Life and Annuity Insurance Company and subsidiaries (the Company) as of December 31, 2005 and 2004, and the related consolidated statements of income, stockholders' equity, and cash flows for each of the years in the three-year period ended December 31, 2005, which are included herein. In connection with our audits of the aforementioned consolidated financial statements, we also audited the related consolidated financial statement schedules included herein. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the financial statement schedules based on our audits.

   In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

   As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for certain nontraditional long-duration contracts and for separate accounts in 2004.

/s/  KPMG LLP

Richmond, Virginia
March 10, 2006

                                                                     Schedule I

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

      Summary of investments -- other than investments in related parties

                               December 31, 2005

                         (Dollar amounts in millions)

                                                      Amortized
                                                       cost or  Estimated  Carrying
Type of Investment                                      cost    fair value  value
------------------                                    --------- ---------- --------
Fixed maturities:
   Bonds:
       U.S. government, agencies and authorities..... $   70.2   $   70.2  $   70.2
       Government -- non U.S.........................    101.9      111.4     111.4
       Public utilities..............................    353.9      357.2     357.2
       All other corporate bonds.....................  4,400.7    4,421.6   4,421.6
                                                      --------   --------  --------
          Total fixed maturities.....................  4,926.7    4,960.4   4,960.4
Equity securities....................................     15.3       23.3      23.3
Commercial mortgage loans............................  1,042.1      xxxxx   1,042.1
Policy loans.........................................    158.3      xxxxx     158.3
Other invested assets (1)............................    388.6      xxxxx     387.4
                                                      --------   --------  --------
          Total investments.......................... $6,531.0      xxxxx  $6,571.5
                                                      ========   ========  ========

--------
(1)The amount shown in the Consolidated Balance Sheet for other invested assets differs from cost as other invested assets include derivatives which are reported at estimated fair value.


   See Accompanying Report of Independent Registered Public Accounting Firm.

                                                                   Schedule III

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                      Supplemental Insurance Information

                         (Dollar amounts in millions)

                                                  Future Annuity
                                                   And Contract                    Other
                                                    Benefits &                  Policyholder
                                                     Liability                  Liabilities
                                       Deferred   For Policy and                 (Excluding
                                      Acquisition    Contract       Unearned      Unearned   Premium
Segment                                  Costs        Claims        Premiums     Premiums)   Revenue
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $245.4       $6,095.0        $   --        $184.0     $  0.1
   Protection........................     75.7        2,188.6          22.2           0.9      103.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $321.1       $8,283.6        $ 22.2        $184.9     $103.5
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $171.0       $7,474.6        $   --        $210.7     $  0.4
   Protection........................     77.1        2,219.4          24.0           1.2       96.4
   Corporate and Other...............       --             --            --            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $248.1       $9,694.0        $ 24.0        $211.9     $ 96.8
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.                                                         $ (1.7)
   Protection........................                                                          105.7
   Corporate and Other...............                                                             --
                                                                                              ------
       Total.........................                                                         $104.0
                                                                                              ======

                                                     Interest                   Amortization
                                                    Credited &     Acquisition  of Deferred
                                          Net      Benefits and   and Operating Acquisition
                                      Investment   Other Changes  Expenses, net  Costs and   Premiums
Segment                                 Income    Policy Reserves of deferrals  Intangibles  Written
-------                               ----------- --------------- ------------- ------------ --------
December 31, 2005:
   Retirement Income and Investments.   $229.5       $  194.1        $ 33.3        $ 20.1     $  0.4
   Protection........................    141.0          265.4          34.6          80.9      102.7
   Corporate and Other...............     41.2             --          22.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $411.7       $  459.5        $ 89.9        $101.0     $103.1
                                        ======       ========        ======        ======     ======
December 31, 2004:
   Retirement Income and Investments.   $238.5       $  202.4        $ 17.1        $ 78.6     $  0.3
   Protection........................    140.3          271.6          31.1          28.7       97.1
   Corporate and Other...............     42.2             --          15.0            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $421.0       $  474.0        $ 63.2        $107.3     $ 97.4
                                        ======       ========        ======        ======     ======
December 31, 2003:
   Retirement Income and Investments.   $402.7       $  362.0        $ 46.4        $ 84.9     $ (1.7)
   Protection........................    152.5          294.3          55.3          34.0      105.4
   Corporate and Other...............    (17.2)            --          47.3            --         --
                                        ------       --------        ------        ------     ------
       Total.........................   $538.0       $  656.3        $149.0        $118.9     $103.7
                                        ======       ========        ======        ======     ======

   See Accompanying Report of Independent Registered Public Accounting Firm.